UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07584
                                                    --------------

                               Rydex Series Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ---------------

                     Date of fiscal year end: March 31, 2006
                                             ---------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                     MEDIUS FUND
                                                            INVERSE MID-CAP FUND
                                                                     MEKROS FUND
                                                          INVERSE SMALL-CAP FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND

                                                                  MARCH 31, 2006
                                RYDEX SERIES FUNDS BENCHMARK FUNDS ANNUAL REPORT

                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                                       STRENGTHENING DOLLAR FUND
                                                           WEAKENING DOLLAR FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                           URSA MASTER PORTFOLIO
                                                         ARKTOS MASTER PORTFOLIO
                                                           JUNO MASTER PORTFOLIO

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS................................................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS................................     4

ABOUT SHAREHOLDERS' FUND EXPENSES.........................................     5

PERFORMANCE REPORTS AND FUND PROFILES.....................................    10

SCHEDULES OF INVESTMENTS..................................................    32

BENCHMARK FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES...................................    86

   STATEMENTS OF OPERATIONS...............................................    90

   STATEMENTS OF CHANGES IN NET ASSETS....................................    94

   FINANCIAL HIGHLIGHTS...................................................   100

BENCHMARK PORTFOLIOS

   STATEMENTS OF ASSETS AND LIABILITIES...................................   110

   STATEMENTS OF OPERATIONS...............................................   111

   STATEMENTS OF CHANGES IN NET ASSETS....................................   112

   FINANCIAL HIGHLIGHTS...................................................   114

NOTES TO FINANCIAL STATEMENTS.............................................   115

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................   128

OTHER INFORMATION.........................................................   129

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS.............................   132


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Despite strong crosscurrents buffeting stock prices over the past 12 months, the major market averages were able to turn in a strong performance, with the S&P 500(R) Index gaining 11.73%, followed by the Dow Jones Industrial Average SM gaining 9.31%. It was a good period for technology stocks as well, with the Nasdaq 100 Index(R) gaining nearly 16%. The critical question for investors is whether stocks can sustain this rally and in the process, break out of the trading range they have been mired in for the past two years.

From an economic standpoint, there is reason to be cautious. Economic growth slowed dramatically in the fourth quarter to a sub 2% annual rate. While it appears there were a number of one-time factors slowing growth during the final three months of 2005, Gross Domestic Product ("GDP") growth is likely to slow from its recent range of 3.5% to 4.0%. Higher interest rates and energy prices along with slowing real estate markets will hold economic growth to a 2.5% to 3.0% pace as we move further into 2006. Continued uncertainty over Federal Reserve ("Fed") policy, interest rates, earnings and volatile energy prices could restrain stock market gains.

Although corporate earnings are still growing at double-digit rates, the pace is clearly slowing. This has two implications. First, since the market tends to focus on trends as opposed to absolute levels, slowing earnings growth will be perceived as a negative. Secondly, earnings have grown faster than prices, resulting in cheaper stocks. The latter sets the stage for a possible short-term market rally. In order for stock prices to move higher, however, two things need to happen. First, energy prices need to stabilize. Oil prices rose in a seesaw pattern from approximately $57 per barrel at the beginning of the period to nearly $67 per barrel by the end of March. This served to trap stocks in a rather familiar pattern--when oil moved up, stocks moved down. The other necessary catalyst for stocks to appreciate is clarity from the Fed on the future direction of monetary policy.

The Fed raised interest rates eight times over the past 12 months, moving the closely watched Fed Funds target rate to 4.75%. Widely anticipated, the moves had little impact on stock prices. More importantly from the market's perspective, however, was the accompanying commentary which, in March, left the door open for future rate increases. This shook the consensus that the Fed would stop raising rates at 4.75% or possibly 5.00%. With the looming possibility of rising interest rates, investors have been reluctant to place higher valuations on stock prices.

Uncertainty over the future course of monetary policy pushed interest rates higher across the maturity spectrum. While the yield curve started the period with a positive slope (long rates yielding more than short rates), by the end of the first quarter, the yield curve was essentially flat with two-year, five-year and 10-year Treasuries yielding between 4.81% and 4.84%. This provided strength to the argument that economic growth is poised to slow.

No review of the markets over the past 12 months would be complete without a discussion of the international stocks. Overseas markets, both in developed and developing economies continued to outperform domestic markets. The MSCI EAFE Index, which tracks prices in European and Far Eastern markets, rose 25.06% during the period, while the MSCI EM Index, which tracks emerging markets, gained an eye-popping 47.19%. As the economic recovery takes hold in Japan, bank lending and increased spending by businesses and consumers have buoyed stock prices there. Likewise, business sentiment in the major European economies of France and Germany has boosted stock prices. In the emerging markets, particularly in the all-important economies of China, India, Brazil and Russia, rapid economic development has drawn in resources from across the globe and generated vast amounts of


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

liquidity that have been recycled, in part, to U.S. financial markets. This has served to keep interest rates and inflation low and has helped to support stock prices domestically.

So, while the U.S. is slowing, overseas economies are picking up steam. We expect this to have a favorable effect on U.S. markets. Industries and companies involved in exporting materials, industrial equipment, energy, communications and technology services should benefit. On a broader level, once an end to Fed rate increases is in sight--something we anticipate as we move in to the latter half of 2006--stocks may embark on a short-term rally. A decline in energy prices--something we place a lower probability on--could have the same effect. In the short-term, stocks are likely to lack significant direction until one of these catalysts appears. Until then, investors will be well suited by seeking nondirectional investment strategies.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (UNAUDITED)
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%--in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

               INDEX       INDEX           FUND                         FUND
               LEVEL    PERFORMANCE     EXPECTATION     FUND NAV     PERFORMANCE    ASSESSMENT
----------------------------------------------------------------------------------------------
Start           100                                      $10.00
Day 1           106         6.00%           9.00%        $10.90          9.00%       In line
Day 2            99        -6.60%          -9.90%        $ 9.82         -9.90%       In line
Cumulative                 -1.00%          -1.50%                       -1.80%        -0.30%
----------------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2005 and ending March 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which maybe incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                             BEGINNING             ENDING         EXPENSES
                                       EXPENSE           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING
                                        RATIO+      SEPTEMBER 30, 2005     MARCH 31, 2006          PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
NOVA FUND
   Investor Class                         1.26%++            $1,000.00          $1,074.40           $ 6.55
   Advisor Class                          1.75%++             1,000.00           1,071.50             9.09
   A-Class                                1.51%++             1,000.00           1,072.80             7.85
   C-Class                                2.25%++             1,000.00           1,069.20            11.67
URSA FUND
   Investor Class                         1.40%++             1,000.00             968.30             6.91
   Advisor Class                          1.90%++             1,000.00             965.70             9.36
   A-Class                                1.65%++             1,000.00             967.00             8.14
   C-Class                                2.40%++             1,000.00             964.20            11.82
OTC FUND
   Investor Class                         1.22%               1,000.00           1,055.30             6.29
   Advisor Class                          1.72%               1,000.00           1,053.60             8.85
   A-Class                                1.47%               1,000.00           1,054.30             7.57
   C-Class                                2.21%               1,000.00           1,050.30            11.36
ARKTOS FUND
   Investor Class                         1.41%++             1,000.00             960.10             6.93
   Advisor Class                          1.91%++             1,000.00             957.50             9.37
   A-Class                                1.66%++             1,000.00             958.90             8.15
   C-Class                                2.41%++             1,000.00             955.30            11.81
MEDIUS FUND
   A-Class                                1.66%               1,000.00           1,139.90             8.90
   C-Class                                2.41%               1,000.00           1,136.10            12.91
   H-Class                                1.65%               1,000.00           1,140.10             8.85
INVERSE MID-CAP FUND
   A-Class                                1.62%               1,000.00             923.10             7.81
   C-Class                                2.40%               1,000.00             919.90            11.55
   H-Class                                1.67%               1,000.00             923.20             8.05
MEKROS FUND
   A-Class                                1.65%               1,000.00           1,209.70             9.14
   C-Class                                2.40%               1,000.00           1,205.30            13.27
   H-Class                                1.66%               1,000.00           1,210.10             9.20
INVERSE SMALL-CAP FUND
   A-Class                                1.66%               1,000.00             885.40             7.85
   C-Class                                2.39%               1,000.00             882.10            11.28
   H-Class                                1.66%               1,000.00             885.40             7.85
U.S. GOVERNMENT BOND FUND
   Investor Class                         0.96%               1,000.00             934.70             4.66
   Advisor Class                          1.44%               1,000.00             930.90             6.97
   A-Class                                1.22%               1,000.00             931.90             5.91
   C-Class                                1.95%               1,000.00             928.60             9.43
JUNO FUND
   Investor Class                         4.69%**++           1,000.00           1,076.50            24.41
   Advisor Class                          5.19%**++           1,000.00           1,073.50            26.98
   A-Class                                4.94%**++           1,000.00           1,074.90            25.70
   C-Class                                5.68%**++           1,000.00           1,070.70            29.48
LARGE-CAP EUROPE FUND
   A-Class                                1.66%               1,000.00           1,103.40             8.75
   C-Class                                2.41%               1,000.00           1,098.80            12.68
   H-Class                                1.63%               1,000.00           1,103.40             8.59
LARGE-CAP JAPAN FUND
   A-Class                                1.67%               1,000.00           1,200.10             9.21
   C-Class                                2.42%               1,000.00           1,195.70            13.32
   H-Class                                1.65%               1,000.00           1,200.20             9.10


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             BEGINNING             ENDING         EXPENSES
                                       EXPENSE           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING
                                        RATIO+      SEPTEMBER 30, 2005     MARCH 31, 2006          PERIOD*
----------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
   A-Class                                1.52%              $1,000.00          $1,125.00           $ 8.10
   C-Class                                2.31%               1,000.00           1,120.10            12.28
   H-Class                                1.52%               1,000.00           1,124.30             8.09
MID-CAP VALUE FUND
   A-Class                                1.53%               1,000.00           1,062.70             7.91
   C-Class                                2.24%               1,000.00           1,058.70            11.56
   H-Class                                1.49%               1,000.00           1,062.30             7.70
LARGE-CAP VALUE FUND
   A-Class                                1.50%               1,000.00           1,059.80             7.75
   C-Class                                2.29%               1,000.00           1,055.70            11.80
   H-Class                                1.51%               1,000.00           1,060.20             7.80
SMALL-CAP GROWTH FUND
   A-Class                                1.53%               1,000.00           1,083.70             7.99
   C-Class                                2.24%               1,000.00           1,080.60            11.68
   H-Class                                1.50%               1,000.00           1,084.00             7.84
MID-CAP GROWTH FUND
   A-Class                                1.52%               1,000.00           1,116.90             8.07
   C-Class                                2.27%               1,000.00           1,112.10            12.02
   H-Class                                1.51%               1,000.00           1,116.40             8.01
LARGE-CAP GROWTH FUND
   A-Class                                1.52%               1,000.00           1,040.80             7.78
   C-Class                                2.25%               1,000.00           1,037.20            11.49
   H-Class                                1.51%               1,000.00           1,040.80             7.73
STRENGTHENING DOLLAR FUND***
   A-Class                                1.66%               1,000.00           1,027.20             8.44
   C-Class                                2.39%               1,000.00           1,022.80            12.12
   H-Class                                1.65%               1,000.00           1,027.20             8.39
WEAKENING DOLLAR FUND***
   A-Class                                1.69%               1,000.00             986.10             8.41
   C-Class                                2.46%               1,000.00             982.60            12.23
   H-Class                                1.68%               1,000.00             986.10             8.36
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                         0.91%               1,000.00           1,015.80             4.60
   Advisor Class                          1.40%               1,000.00           1,013.30             7.07
   A-Class                                1.16%               1,000.00           1,014.40             5.86
   C-Class                                1.90%               1,000.00           1,010.80             9.58


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

--------------------------------------------------------------------------------

                                                             BEGINNING             ENDING         EXPENSES
                                       EXPENSE           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING
                                        RATIO+      SEPTEMBER 30, 2005     MARCH 31, 2006          PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
NOVA FUND
   Investor Class                         1.26%++            $1,000.00          $1,018.67           $ 6.40
   Advisor Class                          1.75%++             1,000.00           1,016.18             8.88
   A-Class                                1.51%++             1,000.00           1,017.40             7.67
   C-Class                                2.25%++             1,000.00           1,013.65            11.42
URSA FUND
   Investor Class                         1.40%++             1,000.00           1,017.96             7.11
   Advisor Class                          1.90%++             1,000.00           1,015.42             9.65
   A-Class                                1.65%++             1,000.00           1,016.69             8.38
   C-Class                                2.40%++             1,000.00           1,012.88            12.18
OTC FUND
   Investor Class                         1.22%               1,000.00           1,018.88             6.19
   Advisor Class                          1.72%               1,000.00           1,016.34             8.73
   A-Class                                1.47%               1,000.00           1,017.61             7.46
   C-Class                                2.21%               1,000.00           1,013.85            11.22
ARKTOS FUND
   Investor Class                         1.41%++             1,000.00           1,017.91             7.16
   Advisor Class                          1.91%++             1,000.00           1,015.37             9.70
   A-Class                                1.66%++             1,000.00           1,016.64             8.43
   C-Class                                2.41%++             1,000.00           1,012.83            12.23
MEDIUS FUND
   A-Class                                1.66%               1,000.00           1,016.64             8.43
   C-Class                                2.41%               1,000.00           1,012.83            12.23
   H-Class                                1.65%               1,000.00           1,016.69             8.38
INVERSE MID-CAP FUND
   A-Class                                1.62%               1,000.00           1,016.84             8.22
   C-Class                                2.40%               1,000.00           1,012.88            12.18
   H-Class                                1.67%               1,000.00           1,016.59             8.48
MEKROS FUND
   A-Class                                1.65%               1,000.00           1,016.69             8.38
   C-Class                                2.40%               1,000.00           1,012.88            12.18
   H-Class                                1.66%               1,000.00           1,016.64             8.43
INVERSE SMALL-CAP FUND
   A-Class                                1.66%               1,000.00           1,016.64             8.43
   C-Class                                2.39%               1,000.00           1,012.94            12.13
   H-Class                                1.66%               1,000.00           1,016.64             8.43
U.S. GOVERNMENT BOND FUND
   Investor Class                         0.96%               1,000.00           1,020.20             4.87
   Advisor Class                          1.44%               1,000.00           1,017.76             7.31
   A-Class                                1.22%               1,000.00           1,018.88             6.19
   C-Class                                1.95%               1,000.00           1,015.17             9.90
JUNO FUND
   Investor Class                         4.69%**++           1,000.00           1,001.26            23.81
   Advisor Class                          5.19%**++           1,000.00             998.72            26.35
   A-Class                                4.94%**++           1,000.00             999.99            25.08
   C-Class                                5.68%**++           1,000.00             996.23            28.83


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                             BEGINNING             ENDING         EXPENSES
                                       EXPENSE           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING
                                        RATIO+      SEPTEMBER 30, 2005     MARCH 31, 2006          PERIOD*
----------------------------------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND
   A-Class                                1.66%              $1,000.00          $1,016.64           $ 8.43
   C-Class                                2.41%               1,000.00           1,012.83            12.23
   H-Class                                1.63%               1,000.00           1,016.79             8.27
LARGE-CAP JAPAN FUND
   A-Class                                1.67%               1,000.00           1,016.59             8.48
   C-Class                                2.42%               1,000.00           1,012.78            12.29
   H-Class                                1.65%               1,000.00           1,016.69             8.38
SMALL-CAP VALUE FUND
   A-Class                                1.52%               1,000.00           1,017.35             7.72
   C-Class                                2.31%               1,000.00           1,013.34            11.73
   H-Class                                1.52%               1,000.00           1,017.35             7.72
MID-CAP VALUE FUND
   A-Class                                1.53%               1,000.00           1,017.30             7.77
   C-Class                                2.24%               1,000.00           1,013.70            11.37
   H-Class                                1.49%               1,000.00           1,017.50             7.56
LARGE-CAP VALUE FUND
   A-Class                                1.50%               1,000.00           1,017.45             7.61
   C-Class                                2.29%               1,000.00           1,013.44            11.63
   H-Class                                1.51%               1,000.00           1,017.40             7.67
SMALL-CAP GROWTH FUND
   A-Class                                1.53%               1,000.00           1,017.30             7.77
   C-Class                                2.24%               1,000.00           1,013.70            11.37
   H-Class                                1.50%               1,000.00           1,017.45             7.61
MID-CAP GROWTH FUND
   A-Class                                1.52%               1,000.00           1,017.35             7.72
   C-Class                                2.27%               1,000.00           1,013.54            11.52
   H-Class                                1.51%               1,000.00           1,017.40             7.67
LARGE-CAP GROWTH FUND
   A-Class                                1.52%               1,000.00           1,017.35             7.72
   C-Class                                2.25%               1,000.00           1,013.65            11.42
   H-Class                                1.51%               1,000.00           1,017.40             7.67
STRENGTHENING DOLLAR FUND***
   A-Class                                1.66%               1,000.00           1,016.64             8.43
   C-Class                                2.39%               1,000.00           1,012.94            12.13
   H-Class                                1.65%               1,000.00           1,016.69             8.38
WEAKENING DOLLAR FUND***
   A-Class                                1.69%               1,000.00           1,016.49             8.58
   C-Class                                2.46%               1,000.00           1,012.58            12.49
   H-Class                                1.68%               1,000.00           1,016.54             8.53
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                         0.91%               1,000.00           1,020.45             4.62
   Advisor Class                          1.40%               1,000.00           1,017.96             7.11
   A-Class                                1.16%               1,000.00           1,019.18             5.89
   C-Class                                1.90%               1,000.00           1,015.42             9.65

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

 ** THIS RATIO REPRESENTS GROSS EXPENSES, WHICH INCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT DIVIDENDS EXPENSE, THE OPERATING EXPENSE RATIOS WOULD BE REDUCED BY 3.33%

***   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

  +   ANNUALIZED

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index.

INCEPTION: July 12, 1993

The year ending March 31, 2006 posed many challenges for the stock market. However, despite higher energy prices, rising interest rates and the continuing uncertainty associated with conflict in the Middle East, the markets continued to move higher. The S&P 500 Index posted a gain of 11.73%, while moving higher in each of the four quarters. As recent headlines would indicate, much of the returns were driven by energy stocks, as well as those of industrial and basic materials companies. For the yearlong period, Rydex Nova Fund Investor Class produced a return of 14.68%. It achieved a daily correlation of more than .99 to its benchmark of 150% of the daily price performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             NOVA FUND
        DATE                  C-CLASS                  S&P 500 INDEX
    ------------            -----------                -------------
      3/14/2001               10,000                      10,000
      3/31/2001                9,875                       9,948
      4/30/2001               10,975                      10,721
      5/31/2001               11,030                      10,793
      6/30/2001               10,585                      10,530
      7/31/2001               10,354                      10,426
      8/31/2001                9,358                       9,774
      9/30/2001                8,185                       8,984
     10/31/2001                8,385                       9,156
     11/30/2001                9,311                       9,858
     12/31/2001                9,404                       9,944
      1/31/2002                9,138                       9,799
      2/28/2002                8,846                       9,610
      3/31/2002                9,345                       9,972
      4/30/2002                8,472                       9,367
      5/31/2002                8,358                       9,298
      6/30/2002                7,411                       8,636
      7/31/2002                6,506                       7,963
      8/31/2002                6,513                       8,015
      9/30/2002                5,441                       7,144
     10/31/2002                6,121                       7,773
     11/30/2002                6,631                       8,230
     12/31/2002                6,036                       7,747
      1/31/2003                5,752                       7,544
      2/28/2003                5,596                       7,431
      3/31/2003                5,619                       7,503
      4/30/2003                6,310                       8,121
      5/31/2003                6,827                       8,549
      6/30/2003                6,920                       8,658
      7/31/2003                7,068                       8,810
      8/31/2003                7,263                       8,982
      9/30/2003                7,145                       8,887
     10/31/2003                7,737                       9,389
     11/30/2003                7,836                       9,472
     12/31/2003                8,393                       9,969
      1/31/2004                8,644                      10,152
      2/29/2004                8,847                      10,293
      3/31/2004                8,637                      10,138
      4/30/2004                8,411                       9,978
      5/31/2004                8,574                      10,115
      6/30/2004                8,814                      10,312
      7/31/2004                8,322                       9,971
      8/31/2004                8,326                      10,011
      9/30/2004                8,456                      10,120
     10/31/2004                8,615                      10,274
     11/30/2004                9,140                      10,690
     12/31/2004                9,591                      11,054
      1/31/2005                9,173                      10,784
      2/28/2005                9,450                      11,011
      3/31/2005                9,202                      10,816
      4/30/2005                8,888                      10,611
      5/31/2005                9,324                      10,949
      6/30/2005                9,328                      10,964
      7/31/2005                9,846                      11,372
      8/31/2005                9,668                      11,268
      9/30/2005                9,776                      11,359
     10/31/2005                9,446                      11,170
     11/30/2005                9,975                      11,592
     12/31/2005                9,937                      11,596
      1/31/2006               10,299                      11,904
      2/28/2006               10,291                      11,936
      3/31/2006               10,452                      12,084

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            NOVA FUND
        DATE              INVESTOR CLASS               S&P 500 INDEX
    ------------          --------------               -------------
      7/12/1993               10,000                      10,000
      9/30/1993               10,390                      10,286
     12/31/1993               10,699                      10,525
      3/31/1994                9,810                      10,126
      6/30/1994                9,760                      10,168
      9/30/1994               10,320                      10,666
     12/31/1994               10,189                      10,664
      3/31/1995               11,545                      11,702
      6/30/1995               12,947                      12,819
      9/30/1995               14,328                      13,838
     12/31/1995               15,326                      14,671
      3/31/1996               16,345                      15,458
      6/30/1996               17,189                      16,152
      9/30/1996               17,617                      16,652
     12/31/1996               19,508                      18,040
      3/31/1997               19,886                      18,523
      6/30/1997               24,889                      21,757
      9/30/1997               27,256                      23,386
     12/31/1997               27,767                      24,058
      3/31/1998               33,213                      27,414
      6/30/1998               34,272                      28,319
      9/30/1998               28,491                      25,502
     12/31/1998               37,521                      30,934
      3/31/1999               39,373                      32,475
      6/30/1999               42,907                      34,764
      9/30/1999               38,413                      32,593
     12/31/1999               46,525                      37,442
      3/31/2000               47,361                      38,301
      6/30/2000               44,503                      37,284
      9/30/2000               43,284                      36,922
     12/31/2000               37,421                      34,034
      3/31/2001               30,328                      29,999
      6/30/2001               32,598                      31,754
      9/30/2001               25,277                      27,093
     12/31/2001               29,108                      29,988
      3/31/2002               29,005                      30,071
      6/30/2002               23,059                      26,042
      9/30/2002               16,977                      21,543
     12/31/2002               18,894                      23,361
      3/31/2003               17,635                      22,625
      6/30/2003               21,765                      26,108
      9/30/2003               22,526                      26,798
     12/31/2003               26,537                      30,062
      3/31/2004               27,377                      30,571
      6/30/2004               28,001                      31,097
      9/30/2004               26,946                      30,516
     12/31/2004               30,635                      33,333
      3/31/2005               29,466                      32,617
      6/30/2005               29,942                      33,063
      9/30/2005               31,452                      34,255
     12/31/2005               32,049                      34,970
      3/31/2006               33,791                      36,442

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------------
                          INVESTOR CLASS                      ADVISOR CLASS                  A-CLASS                C-CLASS
                            (07/12/93)                          (10/15/98)                 (03/31/04)             (03/14/01)
------------------------------------------------------------------------------------------------------------------------------------
                   ONE   FIVE     TEN     SINCE       ONE    FIVE    TEN      SINCE       ONE     SINCE      ONE    FIVE     SINCE
                  YEAR   YEAR    YEAR   INCEPTION    YEAR    YEAR   YEAR*   INCEPTION*   YEAR   INCEPTION   YEAR    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND        14.68%  2.19%   7.53%    10.05%    14.07%   1.63%   6.97%     9.48%    14.32%    10.80%   13.58%   1.14%     0.88%
S&P 500 INDEX    11.73%  3.97%   8.95%    10.70%    11.73%   3.97%   8.95%    10.70%    11.73%     9.18%   11.73%   3.97%     3.82%
------------------------------------------------------------------------------------------------------------------------------------

* REPRESENTS SYNTHETIC RETURNS AND ARE AS-OF THE COMMENCEMENT OF THE FUND; JULY 12, 1993. ADVISOR CLASS SHARES WERE OFFERED BEGINNING OCTOBER 15, 1998.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                          NOVA FUND                S&P 500 INDEX
                                          ---------                -------------
Other                                         8%                         9%
Financials                                   18%                        20%
Information Technology                       13%                        17%
Health Care                                  11%                        13%
Industrials                                  10%                        12%
Consumer Discretionary                        9%                        10%
Consumer Staples                              8%                         9%
Energy                                        8%                        10%
Futures Contracts                            24%
Equity Index Swap Agreements                 41%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     July 12, 1993
Advisor Class                                                   October 15, 1998
A-Class                                                           March 31, 2004
C-Class                                                           March 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
General Electric Co.                                                        2.9%
Exxon Mobil Corp.                                                           2.8%
Citigroup, Inc.                                                             1.8%
Bank of America Corp.                                                       1.8%
Microsoft Corp.                                                             1.5%
Cisco Systems, Inc.                                                         1.3%
Procter & Gamble Co.                                                        1.2%
Intel Corp.                                                                 1.1%
Pfizer, Inc.                                                                1.0%
Johnson & Johnson, Inc.                                                     1.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              16.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

URSA FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS INVERSE S&P 500 FUND)

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

INCEPTION: January 7, 1994

The year ending March 31, 2006 posed many challenges for the stock market. However, despite higher energy prices, rising interest rates and the continuing uncertainty associated with conflict in the Middle East, the markets continued to move higher. The S&P 500 Index posted a gain of 11.73%, while moving higher in each of the four quarters. As recent headlines would indicate, much of the returns were driven by energy stocks, as well as those of industrial and basic materials companies. For the yearlong period, Rydex Ursa Fund Investor Class produced a return of -5.84%. It achieved a daily correlation of more than .97 to its benchmark of -100% of the daily price performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            URSA FUND
        DATE                 C-CLASS                   S&P 500 INDEX
    ------------           ----------                  -------------
      3/15/2001               10,000                      10,000
      3/31/2001               10,136                       9,890
      4/30/2001                9,388                      10,658
      5/31/2001                9,397                      10,730
      6/30/2001                9,602                      10,468
      7/31/2001                9,728                      10,365
      8/31/2001               10,398                       9,716
      9/30/2001               11,273                       8,932
     10/31/2001               11,040                       9,102
     11/30/2001               10,282                       9,800
     12/31/2001               10,187                       9,886
      1/31/2002               10,333                       9,742
      2/28/2002               10,490                       9,554
      3/31/2002               10,099                       9,913
      4/30/2002               10,743                       9,312
      5/31/2002               10,782                       9,244
      6/30/2002               11,592                       8,585
      7/31/2002               12,392                       7,916
      8/31/2002               12,207                       7,968
      9/30/2002               13,602                       7,102
     10/31/2002               12,373                       7,727
     11/30/2002               11,651                       8,182
     12/31/2002               12,333                       7,701
      1/31/2003               12,598                       7,500
      2/28/2003               12,745                       7,387
      3/31/2003               12,558                       7,459
      4/30/2003               11,577                       8,073
      5/31/2003               10,939                       8,498
      6/30/2003               10,802                       8,607
      7/31/2003               10,606                       8,759
      8/31/2003               10,370                       8,929
      9/30/2003               10,469                       8,835
     10/31/2003                9,899                       9,334
     11/30/2003                9,782                       9,417
     12/31/2003                9,315                       9,910
      1/31/2004                9,111                      10,092
      2/29/2004                8,968                      10,233
      3/31/2004                9,090                      10,078
      4/30/2004                9,213                       9,920
      5/31/2004                9,080                      10,056
      6/30/2004                8,896                      10,252
      7/31/2004                9,203                       9,912
      8/31/2004                9,152                       9,952
      9/30/2004                9,060                      10,060
     10/31/2004                8,927                      10,214
     11/30/2004                8,569                      10,627
     12/31/2004                8,303                      10,989
      1/31/2005                8,518                      10,721
      2/28/2005                8,354                      10,947
      3/31/2005                8,518                      10,753
      4/30/2005                8,702                      10,549
      5/31/2005                8,446                      10,885
      6/30/2005                8,456                      10,900
      7/31/2005                8,170                      11,305
      8/31/2005                8,282                      11,202
      9/30/2005                8,242                      11,293
     10/31/2005                8,405                      11,105
     11/30/2005                8,129                      11,525
     12/31/2005                8,165                      11,529
      1/31/2006                7,988                      11,834
      2/28/2006                7,999                      11,866
      3/31/2006                7,947                      12,014

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            URSA FUND
        DATE              INVESTOR CLASS               S&P 500 INDEX
    ------------          --------------               -------------
       1/7/1994               10,000                      10,000
      3/31/1994               10,500                       9,544
      6/30/1994               10,540                       9,584
      9/30/1994               10,200                      10,053
     12/31/1994               10,372                      10,052
      3/31/1995                9,637                      11,030
      6/30/1995                9,056                      12,083
      9/30/1995                8,562                      13,043
     12/31/1995                8,283                      13,828
      3/31/1996                7,985                      14,571
      6/30/1996                7,779                      15,225
      9/30/1996                7,706                      15,695
     12/31/1996                7,275                      17,004
      3/31/1997                7,254                      17,460
      6/30/1997                6,231                      20,508
      9/30/1997                5,880                      22,043
     12/31/1997                5,749                      22,677
      3/31/1998                5,147                      25,840
      6/30/1998                5,064                      26,693
      9/30/1998                5,614                      24,038
     12/31/1998                4,656                      29,157
      3/31/1999                4,505                      30,610
      6/30/1999                4,266                      32,767
      9/30/1999                4,604                      30,721
     12/31/1999                4,078                      35,292
      3/31/2000                4,026                      36,102
      6/30/2000                4,214                      35,143
      9/30/2000                4,345                      34,802
     12/31/2000                4,790                      32,079
      3/31/2001                5,502                      28,276
      6/30/2001                5,228                      29,931
      9/30/2001                6,151                      25,538
     12/31/2001                5,572                      28,266
      3/31/2002                5,535                      28,344
      6/30/2002                6,372                      24,547
      9/30/2002                7,495                      20,306
     12/31/2002                6,811                      22,019
      3/31/2003                6,955                      21,326
      6/30/2003                5,996                      24,609
      9/30/2003                5,826                      25,260
     12/31/2003                5,195                      28,335
      3/31/2004                5,084                      28,815
      6/30/2004                4,990                      29,311
      9/30/2004                5,095                      28,764
     12/31/2004                4,685                      31,419
      3/31/2005                4,818                      30,744
      6/30/2005                4,796                      31,165
      9/30/2005                4,685                      32,288
     12/31/2005                4,654                      32,962
      3/31/2006                4,536                      34,349

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------------
                          INVESTOR CLASS                      ADVISOR CLASS                  A-CLASS                C-CLASS
                            (01/07/94)                          (08/05/98)                 (03/31/04)             (03/15/01)
------------------------------------------------------------------------------------------------------------------------------------
                   ONE    FIVE     TEN    SINCE       ONE    FIVE     TEN     SINCE       ONE     SINCE      ONE    FIVE     SINCE
                  YEAR    YEAR    YEAR  INCEPTION    YEAR    YEAR    YEAR*  INCEPTION*   YEAR   INCEPTION   YEAR    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
URSA FUND        -5.84%  -3.79%  -5.50%   -6.26%    -6.32%  -4.28%  -6.00%    -6.76%    -6.31%    -5.97%   -6.70%  -4.75%    -4.45%
S&P 500 INDEX    11.73%   3.97%   8.95%   10.62%    11.73%   3.97%   8.95%    10.62%    11.73%     9.18%   11.73%   3.97%     3.70%
------------------------------------------------------------------------------------------------------------------------------------

* REPRESENTS SYNTHETIC RETURNS AND ARE AS-OF THE COMMENCEMENT OF THE FUND; JANUARY 7, 1994. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 5, 1998.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                             URSA FUND             S&P 500 INDEX
                                             ---------             -------------
Other                                                                    9%
Information Technology                                                  17%
Consumer Discretionary                                                  10%
Health Care                                                             13%
Financials                                                              20%
Industrials                                                             12%
Consumer Staples                                                         9%
Energy                                                                  10%
Futures Contracts Sold Short                   -23%
Equity Index Swap Agreements Sold Short        -77%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                   January 7, 1994
Advisor Class                                                     August 5, 1998
A-Class                                                           March 31, 2004
C-Class                                                           March 15, 2001

The Fund invests principally in derivative investments; such as equity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

INCEPTION: February 14, 1994

Investors entered 2005 with worries about decelerating global economic growth, rising interest rates, roaring oil prices and IT spending growth. The Nasdaq 100 Index, therefore, was under great pressure at the beginning of the year, declining by more than 12% in the first four months. All the macro concerns above came true to different extents throughout the year. The index rebounded sharply after April. In the year 2006, when the overall market went through one of the strongest first quarter performances in recent years, the Nasdaq 100 Index became the laggard again, underperforming the S&P 500 Index by 53 basis points. The index was up by 15.40% in the whole period from 3/31/05 to 3/31/06. Consistent with the macro trend above, defensive sectors such as consumer staples, health care and telecommunications outperformed the rest of the index most of the time. The two most heavily weighted sectors, technology and consumer discretionary, both underperformed. During the year, Rydex OTC Fund Investor Class returned 14.45%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             OTC FUND
        DATE                 C-CLASS                 NASDAQ 100 INDEX*
    ------------             --------                -----------------
      3/26/2001               10,000                      10,000
      3/31/2001                9,372                       9,382
      4/30/2001               11,054                      11,063
      5/31/2001               10,669                      10,733
      6/30/2001               10,837                      10,914
      7/31/2001                9,933                      10,040
      8/31/2001                8,628                       8,764
      9/30/2001                6,828                       6,967
     10/31/2001                7,958                       8,139
     11/30/2001                9,289                       9,518
     12/31/2001                9,146                       9,405
      1/31/2002                8,971                       9,244
      2/28/2002                7,858                       8,106
      3/31/2002                8,393                       8,664
      4/30/2002                7,339                       7,616
      5/31/2002                6,946                       7,206
      6/30/2002                6,017                       6,270
      7/31/2002                5,515                       5,737
      8/31/2002                5,389                       5,620
      9/30/2002                4,745                       4,965
     10/31/2002                5,632                       5,901
     11/30/2002                6,343                       6,656
     12/31/2002                5,573                       5,870
      1/31/2003                5,548                       5,862
      2/28/2003                5,690                       6,021
      3/31/2003                5,741                       6,075
      4/30/2003                6,218                       6,596
      5/31/2003                6,728                       7,143
      6/30/2003                6,720                       7,166
      7/31/2003                7,121                       7,615
      8/31/2003                7,456                       7,998
      9/30/2003                7,188                       7,774
     10/31/2003                7,791                       8,446
     11/30/2003                7,833                       8,493
     12/31/2003                8,059                       8,754
      1/31/2004                8,184                       8,904
      2/29/2004                8,067                       8,768
      3/31/2004                7,874                       8,578
      4/30/2004                7,657                       8,357
      5/31/2004                7,992                       8,744
      6/30/2004                8,251                       9,044
      7/31/2004                7,615                       8,351
      8/31/2004                7,406                       8,162
      9/30/2004                7,632                       8,425
     10/31/2004                8,025                       8,866
     11/30/2004                8,469                       9,371
     12/31/2004                8,736                       9,667
      1/31/2005                8,184                       9,062
      2/28/2005                8,126                       9,011
      3/31/2005                7,950                       8,841
      4/30/2005                7,615                       8,473
      5/31/2005                8,310                       9,199
      6/30/2005                8,017                       8,906
      7/31/2005                8,636                       9,572
      8/31/2005                8,502                       9,432
      9/30/2005                8,577                       9,551
     10/31/2005                8,452                       9,417
     11/30/2005                8,887                       9,974
     12/31/2005                8,757                       9,811
      1/31/2006                9,076                      10,202
      2/28/2006                8,875                       9,962
      3/31/2006                9,009                      10,160

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             OTC FUND
        DATE              INVESTOR CLASS             NASDAQ 100 INDEX*
    ------------          --------------             -----------------
      2/14/1994               10,000                      10,000
      3/31/1994                9,370                       9,453
      6/30/1994                8,760                       8,894
      9/30/1994                9,470                       9,722
     12/31/1994                9,721                       9,979
      3/31/1995               10,721                      11,038
      6/30/1995               13,053                      13,281
      9/30/1995               14,206                      14,442
     12/31/1995               14,021                      14,224
      3/31/1996               14,805                      15,050
      6/30/1996               16,514                      16,719
      9/30/1996               18,027                      18,207
     12/31/1996               20,115                      20,275
      3/31/1997               19,569                      19,675
      6/30/1997               23,694                      23,631
      9/30/1997               27,132                      27,083
     12/31/1997               24,510                      24,458
      3/31/1998               30,341                      30,132
      6/30/1998               33,322                      33,012
      9/30/1998               33,728                      33,213
     12/31/1998               45,705                      45,321
      3/31/1999               52,711                      51,996
      6/30/1999               57,208                      56,695
      9/30/1999               59,938                      59,438
     12/31/1999               91,705                      91,526
      3/31/2000              108,228                     108,559
      6/30/2000               92,529                      92,908
      9/30/2000               87,518                      88,139
     12/31/2000               56,927                      57,804
      3/31/2001               37,671                      38,835
      6/30/2001               43,764                      45,178
      9/30/2001               27,672                      28,841
     12/31/2001               37,199                      38,929
      3/31/2002               34,203                      35,862
      6/30/2002               24,575                      25,954
      9/30/2002               19,458                      20,550
     12/31/2002               22,858                      24,299
      3/31/2003               23,632                      25,145
      6/30/2003               27,740                      29,663
      9/30/2003               29,759                      32,181
     12/31/2003               33,429                      36,235
      3/31/2004               32,756                      35,507
      6/30/2004               34,439                      37,438
      9/30/2004               31,948                      34,873
     12/31/2004               36,661                      40,017
      3/31/2005               33,463                      36,596
      6/30/2005               33,833                      36,867
      9/30/2005               36,290                      39,536
     12/31/2005               37,149                      40,611
      3/31/2006               38,297                      42,054

*DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------------
                          INVESTOR CLASS                       ADVISOR CLASS                 A-CLASS                C-CLASS
                            (02/14/94)                          (09/22/98)                 (03/31/04)             (03/26/01)
------------------------------------------------------------------------------------------------------------------------------------
                    ONE   FIVE     TEN    SINCE      ONE    FIVE    TEN        SINCE      ONE     SINCE      ONE    FIVE     SINCE
                   YEAR   YEAR    YEAR  INCEPTION   YEAR    YEAR   YEAR**   INCEPTION**  YEAR   INCEPTION   YEAR    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
OTC FUND          14.45%  0.33%   9.97%   11.71%    13.92%  -0.19%   9.40%    11.14%    14.18%     7.81%   13.33%  -0.79%    -2.06%
NASDAQ 100 INDEX  15.40%  1.84%  11.00%   12.78%    15.40%   1.84%  11.00%    12.78%    15.40%     9.25%   15.40%   1.84%     0.55%
------------------------------------------------------------------------------------------------------------------------------------

** REPRESENTS SYNTHETIC RETURNS AND ARE AS-OF THE COMMENCEMENT OF THE FUND; FEBRUARY 14, 1994. ADVISOR CLASS SHARES WERE OFFERED BEGINNING SEPTEMBER 22, 1998.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                             OTC FUND           NASDAQ 100 INDEX
                                             --------           ----------------
Other                                           7%                     7%
Information Technology                         61%                    63%
Consumer Discretionary                         16%                    15%
Health Care                                    14%                    15%
Futures Contracts                               1%
Equity Index Swap Agreements                    1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                 February 14, 1994
Advisor Class                                                 September 22, 1998
A-Class                                                           March 31, 2004
C-Class                                                           March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Qualcomm, Inc.                                                              6.9%
Microsoft Corp.                                                             6.4%
Apple Computer, Inc.                                                        5.1%
Intel Corp.                                                                 3.8%
Google, Inc. -- Class A                                                     3.4%
Cisco Systems, Inc.                                                         3.3%
Amgen, Inc.                                                                 3.0%
eBay, Inc.                                                                  2.8%
Starbucks Corp.                                                             2.7%
Yahoo!, Inc.                                                                2.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              39.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

ARKTOS FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS INVERSE OTC FUND)

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

INCEPTION: September 3, 1998

Investors entered 2005 with worries about decelerating global economic growth, rising interest rates, roaring oil prices and IT spending growth. The Nasdaq 100 Index, therefore, was under great pressure at the beginning of the year, declining by more than 12% in the first four months. All the macro concerns above came true to different extents throughout the year. The index rebounded sharply after April. In the year 2006, when the overall market went through one of the strongest first quarter performances in recent years, the Nasdaq 100 Index became the laggard again, underperforming the S&P 500 Index by 53 basis points. The index was up by 15.40% in the whole period from 3/31/05 to 3/31/06. Consistent with the macro trend above, defensive sectors such as consumer staples, health care and telecommunications outperformed the rest of the index most of the time. The two most heavily weighted sectors, technology and consumer discretionary, both underperformed. The index's positive performance meant that Rydex Arktos Fund, which strives to achieve the opposite results of the index on a daily basis, finished the year with a loss of 9.85% in its Investor Class, over the same period. It achieved a daily correlation of more than .99 to its benchmark of -100% of the daily price performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           ARKTOS FUND
        DATE                 C-CLASS                 NASDAQ 100 INDEX*
    ------------           -----------               -----------------
       3/7/2001               10,000                      10,000
      3/31/2001               12,265                       7,881
      4/30/2001                9,894                       9,293
      5/31/2001               10,045                       9,016
      6/30/2001                9,801                       9,168
      7/31/2001               10,528                       8,434
      8/31/2001               11,935                       7,362
      9/30/2001               14,787                       5,853
     10/31/2001               12,364                       6,837
     11/30/2001               10,470                       7,995
     12/31/2001               10,481                       7,900
      1/31/2002               10,567                       7,765
      2/28/2002               11,943                       6,809
      3/31/2002               11,063                       7,278
      4/30/2002               12,462                       6,397
      5/31/2002               12,882                       6,053
      6/30/2002               14,648                       5,267
      7/31/2002               15,522                       4,820
      8/31/2002               15,515                       4,721
      9/30/2002               17,334                       4,170
     10/31/2002               14,309                       4,957
     11/30/2002               12,462                       5,591
     12/31/2002               14,044                       4,931
      1/31/2003               13,894                       4,925
      2/28/2003               13,427                       5,058
      3/31/2003               13,163                       5,103
      4/30/2003               12,065                       5,541
      5/31/2003               11,077                       6,001
      6/30/2003               10,998                       6,020
      7/31/2003               10,299                       6,397
      8/31/2003                9,772                       6,719
      9/30/2003                9,986                       6,531
     10/31/2003                9,151                       7,095
     11/30/2003                9,058                       7,135
     12/31/2003                8,762                       7,353
      1/31/2004                8,588                       7,479
      2/29/2004                8,702                       7,366
      3/31/2004                8,855                       7,206
      4/30/2004                9,037                       7,020
      5/31/2004                8,613                       7,345
      6/30/2004                8,306                       7,598
      7/31/2004                8,962                       7,015
      8/31/2004                9,137                       6,856
      9/30/2004                8,837                       7,077
     10/31/2004                8,377                       7,448
     11/30/2004                7,906                       7,872
     12/31/2004                7,668                       8,121
      1/31/2005                8,174                       7,612
      2/28/2005                8,213                       7,569
      3/31/2005                8,374                       7,427
      4/30/2005                8,741                       7,117
      5/31/2005                8,049                       7,728
      6/30/2005                8,331                       7,482
      7/31/2005                7,767                       8,041
      8/31/2005                7,896                       7,923
      9/30/2005                7,824                       8,023
     10/31/2005                7,953                       7,911
     11/30/2005                7,521                       8,379
     12/31/2005                7,678                       8,242
      1/31/2006                7,402                       8,570
      2/28/2006                7,591                       8,369
      3/31/2006                7,475                       8,534

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           ARKTOS FUND                  NASDAQ 100
        DATE              INVESTOR CLASS                   INDEX*
    ------------          --------------                ----------
       9/3/1998               10,000                      10,000
      9/30/1998                8,860                      11,129
     12/31/1998                6,359                      15,187
      3/31/1999                5,365                      17,423
      6/30/1999                4,804                      18,998
      9/30/1999                4,531                      19,917
     12/31/1999                2,905                      30,670
      3/31/2000                2,339                      36,377
      6/30/2000                2,455                      31,132
      9/30/2000                2,549                      29,535
     12/31/2000                3,589                      19,370
      3/31/2001                4,794                      13,013
      6/30/2001                3,844                      15,139
      9/30/2001                5,816                       9,664
     12/31/2001                4,132                      13,045
      3/31/2002                4,370                      12,017
      6/30/2002                5,803                       8,697
      9/30/2002                6,886                       6,886
     12/31/2002                5,597                       8,142
      3/31/2003                5,260                       8,426
      6/30/2003                4,408                       9,940
      9/30/2003                4,011                      10,784
     12/31/2003                3,531                      12,142
      3/31/2004                3,577                      11,898
      6/30/2004                3,365                      12,545
      9/30/2004                3,588                      11,686
     12/31/2004                3,122                      13,409
      3/31/2005                3,418                      12,263
      6/30/2005                3,408                      12,354
      9/30/2005                3,209                      13,248
     12/31/2005                3,158                      13,608
      3/31/2006                3,081                      14,092

*DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------
                         INVESTOR CLASS                ADVISOR CLASS               A-CLASS                  C-CLASS
                           (09/03/98)                    (08/01/03)               (03/31/04)              (03/07/01)
------------------------------------------------------------------------------------------------------------------------------
                     ONE    FIVE      SINCE       ONE     FIVE       SINCE        ONE     SINCE       ONE     FIVE     SINCE
                    YEAR    YEAR    INCEPTION    YEAR     YEAR**   INCEPTION**   YEAR   INCEPTION    YEAR     YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND        -9.85%  -8.46%   -14.40%    -10.27%    -8.92%    -14.82%     -10.04%   -7.42%   -10.73%   -9.43%    -5.58%
NASDAQ 100 INDEX   15.40%   1.84%     4.81%     15.40%     1.84%      4.81%      15.40%    9.25%    15.40%    1.84%    -2.85%
------------------------------------------------------------------------------------------------------------------------------

** REPRESENTS SYNTHETIC RETURNS AND ARE AS-OF THE COMMENCEMENT OF THE FUND; SEPTEMBER 3, 1998. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                             ARKTOS FUND        NASDAQ 100 INDEX
                                             -----------        ----------------
Other                                                                  7%
Information Technology                                                63%
Consumer Discretionary                                                15%
Health Care                                                           15%
Futures Contracts Short Sales                   -25%
Equity Index Swap Agreements Short Sales        -75%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                 September 3, 1998
Advisor Class                                                     August 1, 2003
A-Class                                                           March 31, 2004
C-Class                                                            March 7, 2001

The Fund invests principally in derivative investments; such as equity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

--------------------------------------------------------------------------------

MEDIUS FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS MID-CAP ADVANTAGE FUND)

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index.

INCEPTION: August 16, 2001

In the five previous years, mid-cap stocks outperformed large-cap stocks, and the last 12 months provided more of the same. The S&P MidCap 400 Index gained 21.62% during the period, easily outdistancing larger-cap indices such as the S&P 500 Index. Mid-cap energy stocks performed especially well, gaining 34.64%. Sector performance in the mid-cap size group was strong with six sectors posting positive double-digit returns. Only the telecommunications sector struggled, losing 4.02%. Strong earnings growth and a resilient economy contributed to mid-caps' performance. For the yearlong period, Rydex Medius Fund H-Class produced a return of 27.36%. It achieved a daily correlation of more than .99 to its benchmark of 150% of the daily price performance of the S&P MidCap 400 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           MEDIUS FUND
        DATE                 C-CLASS               S&P MIDCAP 400 INDEX
    ------------           -----------             --------------------
      8/20/2001               10,000                      10,000
      8/31/2001                9,870                       9,940
      9/30/2001                8,007                       8,704
     10/31/2001                8,390                       9,089
     11/30/2001                9,254                       9,765
     12/31/2001                9,870                      10,269
      1/31/2002                9,719                      10,216
      2/28/2002                9,629                      10,228
      3/31/2002               10,599                      10,960
      4/30/2002               10,457                      10,908
      5/31/2002               10,143                      10,724
      6/30/2002                8,989                       9,939
      7/31/2002                7,660                       8,977
      8/31/2002                7,644                       9,022
      9/30/2002                6,661                       8,295
     10/31/2002                7,036                       8,654
     11/30/2002                7,619                       9,155
     12/31/2002                7,110                       8,779
      1/31/2003                6,766                       8,522
      2/28/2003                6,491                       8,319
      3/31/2003                6,503                       8,390
      4/30/2003                7,188                       8,999
      5/31/2003                8,128                       9,744
      6/30/2003                8,251                       9,869
      7/31/2003                8,653                      10,219
      8/31/2003                9,203                      10,682
      9/30/2003                8,985                      10,519
     10/31/2003                9,945                      11,314
     11/30/2003               10,438                      11,708
     12/31/2003               10,655                      11,906
      1/31/2004               10,979                      12,164
      2/29/2004               11,336                      12,456
      3/31/2004               11,389                      12,509
      4/30/2004               10,794                      12,098
      5/31/2004               11,073                      12,349
      6/30/2004               11,422                      12,630
      7/31/2004               10,565                      12,041
      8/31/2004               10,483                      12,009
      9/30/2004               10,930                      12,365
     10/31/2004               11,201                      12,563
     11/30/2004               12,198                      13,311
     12/31/2004               12,870                      13,868
      1/31/2005               12,341                      13,514
      2/28/2005               12,936                      13,968
      3/31/2005               12,731                      13,813
      4/30/2005               11,857                      13,276
      5/31/2005               12,891                      14,076
      6/30/2005               13,322                      14,402
      7/31/2005               14,352                      15,159
      8/31/2005               14,064                      14,990
      9/30/2005               14,163                      15,105
     10/31/2005               13,617                      14,780
     11/30/2005               14,516                      15,503
     12/31/2005               14,548                      15,610
      1/31/2006               15,795                      16,529
      2/28/2006               15,592                      16,391
      3/31/2006               16,090                      16,800

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           MEDIUS FUND
        DATE                 H-CLASS               S&P MIDCAP 400 INDEX
    ------------           -----------             --------------------
      8/16/2001               10,000                      10,000
      8/31/2001                9,688                       9,822
      9/30/2001                7,860                       8,600
     10/31/2001                8,240                       8,980
     11/30/2001                9,096                       9,648
     12/31/2001                9,708                      10,147
      1/31/2002                9,564                      10,094
      2/28/2002                9,472                      10,106
      3/31/2002               10,432                      10,829
      4/30/2002               10,300                      10,778
      5/31/2002                9,996                      10,596
      6/30/2002                8,864                       9,821
      7/31/2002                7,560                       8,870
      8/31/2002                7,552                       8,914
      9/30/2002                6,584                       8,196
     10/31/2002                6,964                       8,551
     11/30/2002                7,548                       9,046
     12/31/2002                7,048                       8,674
      1/31/2003                6,710                       8,421
      2/28/2003                6,441                       8,220
      3/31/2003                6,457                       8,290
      4/30/2003                7,141                       8,891
      5/31/2003                8,079                       9,628
      6/30/2003                8,208                       9,751
      7/31/2003                8,614                      10,097
      8/31/2003                9,162                      10,555
      9/30/2003                8,957                      10,393
     10/31/2003                9,919                      11,179
     11/30/2003               10,410                      11,569
     12/31/2003               10,635                      11,764
      1/31/2004               10,969                      12,019
      2/29/2004               11,332                      12,307
      3/31/2004               11,392                      12,360
      4/30/2004               10,804                      11,954
      5/31/2004               11,090                      12,202
      6/30/2004               11,444                      12,480
      7/31/2004               10,591                      11,897
      8/31/2004               10,514                      11,866
      9/30/2004               10,969                      12,218
     10/31/2004               11,251                      12,413
     11/30/2004               12,261                      13,152
     12/31/2004               12,946                      13,703
      1/31/2005               12,422                      13,353
      2/28/2005               13,022                      13,801
      3/31/2005               12,825                      13,648
      4/30/2005               11,951                      13,118
      5/31/2005               13,002                      13,908
      6/30/2005               13,449                      14,230
      7/31/2005               14,496                      14,978
      8/31/2005               14,214                      14,811
      9/30/2005               14,326                      14,925
     10/31/2005               13,783                      14,604
     11/30/2005               14,701                      15,318
     12/31/2005               14,744                      15,424
      1/31/2006               16,017                      16,332
      2/28/2006               15,818                      16,195
      3/31/2006               16,334                      16,600

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                   A-CLASS                    C-CLASS                      H-CLASS
                                 (03/31/04)                  (08/20/01)                   (08/16/01)
------------------------------------------------------------------------------------------------------------
                                          SINCE                        SINCE                         SINCE
                          ONE YEAR      INCEPTION      ONE YEAR      INCEPTION      ONE YEAR       INCEPTION
------------------------------------------------------------------------------------------------------------
MEDIUS FUND                27.27%         19.70%        26.38%         10.87%        27.36%          11.20%
S&P MIDCAP 400 INDEX       21.62%         15.89%        21.62%         11.91%        21.62%          11.59%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                          MEDIUS FUND       S&P MIDCAP 400 INDEX
                                          -----------       --------------------
Other                                          5%                    7%
Financials                                    15%                   19%
Information Technology                        13%                   17%
Consumer Discretionary                        12%                   15%
Industrials                                   12%                   14%
Health Care                                    9%                   10%
Energy                                         7%                   10%
Utilities                                      5%                    8%
Futures Contracts                             21%
Equity Index Swap Agreements                  52%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                          August 20, 2001
H-Class                                                          August 16, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Legg Mason, Inc.                                                            1.0%
Peabody Energy Corp.                                                        1.0%
Patterson-UTI Energy, Inc.                                                  0.9%
Lam Research Corp.                                                          0.9%
Dun & Bradstreet Corp.                                                      0.9%
Noble Energy, Inc.                                                          0.9%
Radian Group, Inc.                                                          0.9%
Omnicare, Inc.                                                              0.8%
Microchip Technology, Inc.                                                  0.8%
Abercrombie & Fitch Co. -- Class A                                          0.8%
--------------------------------------------------------------------------------
Top Ten Total                                                               8.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

INCEPTION: February 20, 2004

In the five previous years, mid-cap stocks outperformed large-cap stocks, and the last 12 months provided more of the same. The S&P MidCap 400 Index gained 21.62% during the period, easily outdistancing larger-cap indices such as the S&P 500 Index. Mid-cap energy stocks performed especially well, gaining 34.64%. Sector performance in the mid-cap size group was strong with 6 sectors posting positive double-digit returns. Only the telecommunications sector struggled, losing -4.02%. Strong earnings growth and a resilient economy contributed to mid-caps' performance. The index's positive performance meant that Rydex Inverse Mid-Cap Fund, which strives to achieve the opposite results of the index on a daily basis, finished the year with a loss of -14.42% in its H-Class, over the same period. It achieved a daily correlation of more than .99 to its benchmark of -100% of the daily price performance of the S&P MidCap 400 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       INVERSE MID-CAP FUND
        DATE                 C-CLASS              S&P MIDCAP 400 INDEX
    ------------       --------------------       --------------------
      2/20/2004               10,000                      10,000
      2/29/2004                9,912                      10,085
      3/31/2004                9,796                      10,128
      4/30/2004               10,066                       9,796
      5/31/2004                9,826                       9,999
      6/30/2004                9,582                      10,227
      7/31/2004               10,042                       9,749
      8/31/2004               10,042                       9,724
      9/30/2004                9,758                      10,012
     10/31/2004                9,584                      10,172
     11/30/2004                9,030                      10,778
     12/31/2004                8,666                      11,229
      1/31/2005                8,900                      10,942
      2/28/2005                8,608                      11,309
      3/31/2005                8,724                      11,184
      4/30/2005                9,080                      10,750
      5/31/2005                8,572                      11,397
      6/30/2005                8,392                      11,661
      7/31/2005                7,992                      12,274
      8/31/2005                8,100                      12,137
      9/30/2005                8,056                      12,230
     10/31/2005                8,234                      11,967
     11/30/2005                7,886                      12,552
     12/31/2005                7,870                      12,639
      1/31/2006                7,464                      13,384
      2/28/2006                7,559                      13,271
      3/31/2006                7,411                      13,603

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       INVERSE MID-CAP FUND
        DATE                 H-CLASS              S&P MIDCAP 400 INDEX
    ------------       --------------------       --------------------
      2/20/2004               10,000                      10,000
      2/29/2004                9,912                      10,085
      3/31/2004                9,802                      10,128
      4/30/2004               10,078                       9,796
      5/31/2004                9,846                       9,999
      6/30/2004                9,608                      10,227
      7/31/2004               10,074                       9,749
      8/31/2004               10,080                       9,724
      9/30/2004                9,800                      10,012
     10/31/2004                9,634                      10,172
     11/30/2004                9,084                      10,778
     12/31/2004                8,728                      11,229
      1/31/2005                8,966                      10,942
      2/28/2005                8,682                      11,309
      3/31/2005                8,802                      11,184
      4/30/2005                9,168                      10,750
      5/31/2005                8,660                      11,397
      6/30/2005                8,484                      11,661
      7/31/2005                8,086                      12,274
      8/31/2005                8,200                      12,137
      9/30/2005                8,160                      12,230
     10/31/2005                8,346                      11,967
     11/30/2005                7,996                      12,552
     12/31/2005                7,986                      12,639
      1/31/2006                7,578                      13,384
      2/28/2006                7,679                      13,271
      3/31/2006                7,533                      13,603


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                  A-CLASS                      C-CLASS                      H-CLASS
                                (03/31/04)                   (02/20/04)                   (02/20/04)
------------------------------------------------------------------------------------------------------------
                                          SINCE                        SINCE                         SINCE
                          ONE YEAR      INCEPTION     ONE YEAR       INCEPTION     ONE YEAR        INCEPTION
------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND       -14.44%       -12.35%       -15.05%        -13.24%       -14.42%         -12.57%
S&P MIDCAP 400 INDEX        21.62%        15.89%        21.62%         15.70%        21.62%          15.70%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                          INVERSE MID-CAP         S&P MIDCAP 400
                                               FUND                   INDEX
                                          ---------------         --------------
Other                                                                   7%
Financials                                                             19%
Information Technology                                                 17%
Consumer Discretionary                                                 15%
Industrials                                                            14%
Energy                                                                 10%
Health Care                                                            10%
Utilities                                                               8%
Futures Contracts Short Sales                  -27%
Equity Index Swap Agreements Short Sales       -73%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

The Fund invests principally in derivative investments; such as equity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

--------------------------------------------------------------------------------

MEKROS FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS RUSSELL 2000 ADVANTAGE FUND)

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index.

INCEPTION: November 1, 2000

In the year ending March 31, 2006, small-cap stocks, as represented by the Russell 2000(R) Index continued yet again to outperform their large-cap counterparts. The index posted a gain of over 24% for the period, capped off by a whopping 13% rise in the first quarter of 2006. While all sectors showed gains, the most impressive came from energy and basic materials stocks, both of which benefited from higher demand and pricing power. For the yearlong period, Rydex Mekros Fund H-Class produced a return of 35.66%. It achieved a daily correlation of more than .99 to its benchmark of 150% of the daily price performance of the Russell 2000 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            MEKROS FUND
        DATE                  C-CLASS                RUSSELL 2000 INDEX
    ------------            -----------              ------------------
      1/23/2001               10,000                      10,000
      1/31/2001               10,165                      10,128
      2/28/2001                9,090                       9,463
      3/31/2001                8,233                       9,000
      4/30/2001                9,077                       9,704
      5/31/2001                9,259                       9,943
      6/30/2001                9,749                      10,286
      7/31/2001                8,925                       9,729
      8/31/2001                8,472                       9,415
      9/30/2001                6,722                       8,148
     10/31/2001                7,282                       8,625
     11/30/2001                8,126                       9,292
     12/31/2001                8,863                       9,866
      1/31/2002                8,649                       9,763
      2/28/2002                8,241                       9,496
      3/31/2002                9,255                      10,259
      4/30/2002                9,436                      10,352
      5/31/2002                8,699                       9,893
      6/30/2002                8,027                       9,402
      7/31/2002                6,203                       7,982
      8/31/2002                6,120                       7,962
      9/30/2002                5,420                       7,390
     10/31/2002                5,605                       7,627
     11/30/2002                6,343                       8,308
     12/31/2002                5,822                       7,845
      1/31/2003                5,508                       7,628
      2/28/2003                5,194                       7,397
      3/31/2003                5,264                       7,493
      4/30/2003                6,032                       8,203
      5/31/2003                7,027                       9,083
      6/30/2003                7,159                       9,256
      7/31/2003                7,787                       9,826
      8/31/2003                8,266                      10,277
      9/30/2003                8,014                      10,087
     10/31/2003                9,067                      10,934
     11/30/2003                9,500                      11,322
     12/31/2003                9,736                      11,552
      1/31/2004               10,384                      12,054
      2/29/2004               10,487                      12,162
      3/31/2004               10,582                      12,275
      4/30/2004                9,698                      11,649
      5/31/2004                9,934                      11,835
      6/30/2004               10,607                      12,333
      7/31/2004                9,529                      11,503
      8/31/2004                9,397                      11,444
      9/30/2004               10,037                      11,981
     10/31/2004               10,272                      12,217
     11/30/2004               11,579                      13,276
     12/31/2004               12,081                      13,669
      1/31/2005               11,238                      13,099
      2/28/2005               11,562                      13,321
      3/31/2005               11,084                      12,940
      4/30/2005               10,125                      12,199
      5/31/2005               11,134                      12,997
      6/30/2005               11,736                      13,498
      7/31/2005               12,854                      14,353
      8/31/2005               12,418                      14,087
      9/30/2005               12,380                      14,132
     10/31/2005               11,803                      13,693
     11/30/2005               12,638                      14,357
     12/31/2005               12,476                      14,292
      1/31/2006               14,124                      15,573
      2/28/2006               13,967                      15,531
      3/31/2006               14,922                      16,284

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           MEKROS FUND
        DATE                 H-CLASS                RUSSELL 2000 INDEX
    ------------           -----------              ------------------
      11/1/2000               10,000                      10,000
     11/30/2000                8,388                       9,018
     12/31/2000                9,324                       9,792
      1/31/2001                9,876                      10,302
      2/28/2001                8,832                       9,626
      3/31/2001                7,996                       9,155
      4/30/2001                8,816                       9,872
      5/31/2001                9,000                      10,114
      6/30/2001                9,484                      10,463
      7/31/2001                8,688                       9,897
      8/31/2001                8,252                       9,577
      9/30/2001                6,552                       8,288
     10/31/2001                7,096                       8,773
     11/30/2001                7,924                       9,452
     12/31/2001                8,648                      10,036
      1/31/2002                8,440                       9,931
      2/28/2002                8,048                       9,660
      3/31/2002                9,044                      10,436
      4/30/2002                9,224                      10,531
      5/31/2002                8,512                      10,063
      6/30/2002                7,860                       9,564
      7/31/2002                6,080                       8,120
      8/31/2002                6,004                       8,099
      9/30/2002                5,320                       7,517
     10/31/2002                5,512                       7,758
     11/30/2002                6,244                       8,451
     12/31/2002                5,734                       7,980
      1/31/2003                5,425                       7,759
      2/28/2003                5,120                       7,525
      3/31/2003                5,189                       7,622
      4/30/2003                5,950                       8,344
      5/31/2003                6,937                       9,240
      6/30/2003                7,069                       9,415
      7/31/2003                7,695                       9,996
      8/31/2003                8,176                      10,454
      9/30/2003                7,927                      10,261
     10/31/2003                8,978                      11,123
     11/30/2003                9,411                      11,517
     12/31/2003                9,651                      11,751
      1/31/2004               10,301                      12,262
      2/29/2004               10,409                      12,371
      3/31/2004               10,513                      12,487
      4/30/2004                9,643                      11,850
      5/31/2004                9,876                      12,039
      6/30/2004               10,554                      12,546
      7/31/2004                9,491                      11,701
      8/31/2004                9,367                      11,641
      9/30/2004               10,008                      12,187
     10/31/2004               10,253                      12,427
     11/30/2004               11,566                      13,505
     12/31/2004               12,074                      13,905
      1/31/2005               11,239                      13,325
      2/28/2005               11,570                      13,550
      3/31/2005               11,098                      13,163
      4/30/2005               10,146                      12,409
      5/31/2005               11,158                      13,221
      6/30/2005               11,771                      13,731
      7/31/2005               12,900                      14,601
      8/31/2005               12,469                      14,330
      9/30/2005               12,437                      14,375
     10/31/2005               11,868                      13,929
     11/30/2005               12,719                      14,605
     12/31/2005               12,562                      14,538
      1/31/2006               14,227                      15,842
      2/28/2006               14,074                      15,798
      3/31/2006               15,050                      16,565

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------
                                   A-CLASS                         C-CLASS                             H-CLASS
                                  (03/31/04)                      (01/23/01)                         (11/01/00)
------------------------------------------------------------------------------------------------------------------------
                               ONE        SINCE           ONE      FIVE      SINCE            ONE      FIVE      SINCE
                               YEAR     INCEPTION         YEAR     YEAR    INCEPTION          YEAR     YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------------------
MEKROS FUND                   35.55%     19.66%          34.62%   12.63%     8.03%           35.66%   13.48%     7.85%
RUSSELL 2000 INDEX            25.85%     15.18%          25.85%   12.59%     9.86%           25.85%   12.59%     9.78%
------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        MEKROS FUND           RUSSELL 2000 INDEX
                                        -----------           ------------------
Other                                         6%                     17%
Financials                                   14%                     20%
Information Technology                       13%                     20%
Industrials                                  11%                     13%
Consumer Discretionary                       10%                     16%
Health Care                                   9%                     14%
Energy                                        5%
Futures Contracts                            55%
Equity Index Swap Agreements                 28%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                         January 23, 2001
H-Class                                                         November 1, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                                       0.4%
Frontier Oil Corp.                                                          0.3%
Intuitive Surgical, Inc.                                                    0.3%
Cimarex Energy Co.                                                          0.3%
Amylin Pharmaceuticals, Inc.                                                0.3%
Jones Lang LaSalle, Inc.                                                    0.3%
Reliance Steel & Aluminum Co.                                               0.3%
Vertex Pharmaceuticals, Inc.                                                0.3%
MoneyGram International, Inc.                                               0.3%
Kilroy Realty Corp.                                                         0.3%
--------------------------------------------------------------------------------
Top Ten Total                                                               3.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE SMALL-CAP FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS INVERSE RUSSELL 2000 FUND)

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000 Index.

INCEPTION: February 20, 2004

In the year ending March 31, 2006, small-cap stocks, as represented by the Russell 2000(R) Index continued yet again to outperform their large-cap counterparts. The index posted a gain of over 24% for the period, capped off by a whopping 13% rise in the first quarter of 2006. While all sectors showed gains, the most impressive came from energy and basic materials stocks, both of which benefited from higher demand and pricing power. Rydex Inverse Small-Cap Fund, which strives to achieve the opposite results of the index on a daily basis, finished the year with a loss of 18.36% in its H-Class, over the same period. It achieved a daily correlation of more than .99 to its benchmark of -100% of the daily price performance of the Russell 2000 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             INVERSE
                         SMALL-CAP FUND               RUSSELL 2000
        DATE                 C-CLASS                     INDEX
    ------------         --------------               ------------
      2/20/2004               10,000                      10,000
      2/29/2004                9,924                      10,100
      3/31/2004                9,754                      10,194
      4/30/2004               10,304                       9,674
      5/31/2004               10,126                       9,828
      6/30/2004                9,684                      10,242
      7/31/2004               10,376                       9,552
      8/31/2004               10,374                       9,503
      9/30/2004                9,894                       9,949
     10/31/2004                9,682                      10,145
     11/30/2004                8,894                      11,025
     12/31/2004                8,650                      11,352
      1/31/2005                9,016                      10,878
      2/28/2005                8,872                      11,062
      3/31/2005                9,142                      10,746
      4/30/2005                9,690                      10,130
      5/31/2005                9,096                      10,793
      6/30/2005                8,768                      11,209
      7/31/2005                8,250                      11,920
      8/31/2005                8,414                      11,699
      9/30/2005                8,400                      11,735
     10/31/2005                8,664                      11,371
     11/30/2005                8,284                      11,923
     12/31/2005                8,352                      11,869
      1/31/2006                7,685                      12,933
      2/28/2006                7,735                      12,897
      3/31/2006                7,410                      13,523

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            INVERSE
                        SMALL-CAP FUND                 RUSSELL 2000
        DATE                H-CLASS                       INDEX
    ------------        --------------                 ------------
      2/20/2004               10,000                      10,000
      2/29/2004                9,926                      10,100
      3/31/2004                9,760                      10,194
      4/30/2004               10,318                       9,674
      5/31/2004               10,144                       9,828
      6/30/2004                9,706                      10,242
      7/31/2004               10,406                       9,552
      8/31/2004               10,410                       9,503
      9/30/2004                9,934                       9,949
     10/31/2004                9,728                      10,145
     11/30/2004                8,940                      11,025
     12/31/2004                8,702                      11,352
      1/31/2005                9,076                      10,878
      2/28/2005                8,938                      11,062
      3/31/2005                9,218                      10,746
      4/30/2005                9,774                      10,130
      5/31/2005                9,180                      10,793
      6/30/2005                8,856                      11,209
      7/31/2005                8,338                      11,920
      8/31/2005                8,510                      11,699
      9/30/2005                8,500                      11,735
     10/31/2005                8,772                      11,371
     11/30/2005                8,392                      11,923
     12/31/2005                8,468                      11,869
      1/31/2006                7,795                      12,933
      2/28/2006                7,852                      12,897
      3/31/2006                7,526                      13,523

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------
                                            A-CLASS                       C-CLASS                        H-CLASS
                                           (03/31/04)                    (02/20/04)                    (02/20/04)
------------------------------------------------------------------------------------------------------------------------
                                                     SINCE                         SINCE                         SINCE
                                     ONE YEAR      INCEPTION       ONE YEAR      INCEPTION       ONE YEAR      INCEPTION
------------------------------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND               -18.40%        -12.21%        -18.95%        -13.25%        -18.36%        -12.60%
RUSSELL 2000 INDEX                    25.85%         15.18%         25.85%         15.38%         25.85%         15.38%
------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                   INVERSE             RUSSELL
                                                SMALL-CAP FUND        2000 INDEX
                                                --------------        ----------
Other                                                                    17%
Financials                                                               20%
Information Technology                                                   20%
Industrials                                                              13%
Health Care                                                              15%
Consumer Discretionary                                                   15%
Futures Contracts Short Sales                        -5%
Equity Index Swap Agreements Short Sales            -95%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

The Fund invests principally in derivative investments; such as equity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS GOVERNMENT LONG BOND ADVANTAGE
FUND)

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: January 3, 1994

During 2005, the U.S. economy showed considerable resilience in the face of rising oil prices, swings in economic data and the disruption of hurricanes. The Federal Reserve held to its objective to keep inflation `well contained' by raising short-term rates eight times throughout the period. The Long Bond traded within a 70-basis point range over the course of the year, beginning with a yield of 4.76% on March 31, 2005 and ending slightly higher at 4.89% on March 31, 2006.

Treasury yields rose slightly due to the uncertainty surrounding the changing of the guard at the Federal Reserve. On January 31, Alan Greenspan chaired his final Federal Open Market Committee meeting, passing the reins to new Fed chairman, Ben Bernanke. Yields fell back, when the market decided that Ben Bernanke policies were in line with that of Alan Greenspan.

February 11, 2006, marked the return of the 30-year bond, which was last issued on October 31, 2001. The re-instatement of the 30-year bond reflected the prospect of continued large budget deficits and rising pension demand for longer duration assets. Pension fund legislation, requiring matched liabilities was good news for the long end of the curve. U.S. Government Bond Fund fell 1.37% in its Investor Class, for the year. It achieved a daily correlation of more than ..99 to its benchmark of 120% of the daily performance of the Long Bond. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     U.S. GOVERNMENT                                  LEHMAN
                        BOND FUND         PRICE MOVEMENT OF        LONG TREASURY
        DATE             C-CLASS          LONG TREASURY BOND        BOND INDEX
    ------------     ---------------      ------------------       -------------
       5/2/2001          10,000                 10,000                 10,000
      5/31/2001           9,945                  9,938                  9,926
      6/30/2001           9,986                  9,931                 10,011
      7/31/2001          10,412                 10,269                 10,384
      8/31/2001          10,712                 10,505                 10,606
      9/30/2001          10,644                 10,434                 10,685
     10/31/2001          11,589                 11,300                 11,210
     11/30/2001          10,805                 10,662                 10,677
     12/31/2001          10,445                 10,344                 10,476
      1/31/2002          10,582                 10,414                 10,611
      2/28/2002          10,620                 10,397                 10,735
      3/31/2002           9,984                  9,856                 10,301
      4/30/2002          10,430                 10,163                 10,692
      5/31/2002          10,429                 10,128                 10,726
      6/30/2002          10,666                 10,292                 10,918
      7/31/2002          11,093                 10,607                 11,255
      8/31/2002          11,876                 11,211                 11,746
      9/30/2002          12,502                 11,656                 12,236
     10/31/2002          11,863                 11,116                 11,885
     11/30/2002          11,713                 11,014                 11,753
     12/31/2002          12,345                 11,444                 12,235
      1/31/2003          12,218                 11,335                 12,193
      2/28/2003          12,671                 11,637                 12,562
      3/31/2003          12,372                 11,382                 12,404
      4/30/2003          12,526                 11,468                 12,530
      5/31/2003          13,540                 12,185                 13,235
      6/30/2003          13,125                 11,844                 13,033
      7/31/2003          11,316                 10,478                 11,867
      8/31/2003          11,654                 10,738                 12,057
      9/30/2003          12,365                 11,292                 12,684
     10/31/2003          11,823                 10,876                 12,331
     11/30/2003          11,872                 10,871                 12,391
     12/31/2003          12,017                 10,947                 12,538
      1/31/2004          12,311                 11,138                 12,753
      2/29/2004          12,638                 11,335                 13,008
      3/31/2004          12,818                 11,437                 13,205
      4/30/2004          11,759                 10,628                 12,464
      5/31/2004          11,684                 10,542                 12,403
      6/30/2004          11,832                 10,613                 12,517
      7/31/2004          12,086                 10,766                 12,728
      8/31/2004          12,711                 11,187                 13,201
      9/30/2004          12,821                 11,243                 13,312
     10/31/2004          13,088                 11,408                 13,508
     11/30/2004          12,620                 11,053                 13,207
     12/31/2004          13,055                 11,356                 13,504
      1/31/2005          13,617                 11,749                 13,845
      2/28/2005          13,301                 11,524                 13,666
      3/31/2005          13,215                 11,460                 13,575
      4/30/2005          13,844                 11,864                 14,039
      5/31/2005          14,353                 12,188                 14,404
      6/30/2005          14,742                 12,444                 14,620
      7/31/2005          14,004                 11,924                 14,236
      8/31/2005          14,614                 12,318                 14,651
      9/30/2005          13,860                 11,767                 14,230
     10/31/2005          13,418                 11,453                 13,968
     11/30/2005          13,546                 11,536                 14,055
     12/31/2005          13,968                 11,806                 14,383
      1/31/2006          13,668                 11,569                 14,251
      2/28/2006          13,818                 10,484                 14,352
      3/31/2006          12,871                  9,852                 13,862

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     U.S. GOVERNMENT                                  LEHMAN
                        BOND FUND         PRICE MOVEMENT OF        LONG TREASURY
        DATE         INVESTOR CLASS       LONG TREASURY BOND        BOND INDEX
    ------------     ---------------      ------------------       -------------
       1/3/1994          10,000                 10,000                 10,000
      3/31/1994           8,957                  9,175                  9,388
      6/30/1994           8,382                  8,608                  9,129
      9/30/1994           8,189                  8,284                  9,073
     12/31/1994           8,204                  8,228                  9,235
      3/31/1995           8,755                  8,620                  9,825
      6/30/1995           9,972                  9,521                 10,893
      9/30/1995          10,192                  9,588                 11,158
     12/31/1995          11,169                 10,326                 12,070
      3/31/1996           9,992                  9,308                 11,258
      6/30/1996           9,840                  9,028                 11,247
      9/30/1996           9,800                  8,963                 11,417
     12/31/1996          10,398                  9,210                 11,964
      3/31/1997           9,810                  8,622                 11,580
      6/30/1997          10,503                  8,956                 12,224
      9/30/1997          11,214                  9,372                 12,929
     12/31/1997          12,094                  9,929                 13,769
      3/31/1998          12,228                  9,913                 13,977
      6/30/1998          12,953                 10,355                 14,629
      9/30/1998          14,418                 11,304                 15,783
     12/31/1998          14,016                 11,034                 15,631
      3/31/1999          12,757                 10,055                 14,961
      6/30/1999          12,143                  9,546                 14,591
      9/30/1999          11,937                  9,329                 14,571
     12/31/1999          11,354                  8,811                 14,265
      3/31/2000          12,470                  9,448                 15,414
      6/30/2000          12,477                  9,365                 15,566
      9/30/2000          12,696                  9,389                 15,998
     12/31/2000          13,768                  9,964                 17,156
      3/31/2001          13,690                  9,839                 17,391
      6/30/2001          13,190                  9,411                 17,085
      9/30/2001          14,107                  9,888                 18,235
     12/31/2001          13,878                  9,803                 17,878
      3/31/2002          13,285                  9,340                 17,580
      6/30/2002          14,212                  9,753                 18,633
      9/30/2002          16,687                 11,046                 20,882
     12/31/2002          16,519                 10,845                 20,879
      3/31/2003          16,595                 10,786                 21,169
      6/30/2003          17,650                 11,224                 22,242
      9/30/2003          16,669                 10,702                 21,647
     12/31/2003          16,242                 10,374                 21,398
      3/31/2004          17,369                 10,839                 22,535
      6/30/2004          16,054                 10,058                 21,360
      9/30/2004          17,448                 10,655                 22,718
     12/31/2004          17,792                 10,762                 23,046
      3/31/2005          18,071                 10,861                 23,167
      6/30/2005          20,212                 11,793                 24,950
      9/30/2005          19,066                 11,151                 24,285
     12/31/2005          19,277                 11,188                 24,545
      3/31/2006          17,822                  9,337                 23,657

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS                       ADVISOR CLASS                 A-CLASS             C-CLASS
                                  (01/03/94)                          (08/01/03)                  (03/31/04)          (05/02/01)
------------------------------------------------------------------------------------------------------------------------------------
                         ONE    FIVE     TEN     SINCE       ONE    FIVE     TEN     SINCE       ONE     SINCE       ONE     SINCE
                        YEAR    YEAR    YEAR   INCEPTION    YEAR    YEAR*   YEAR*  INCEPTION*   YEAR   INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND
  FUND                 -1.37%   5.42%   5.96%     4.83%    -2.10%   4.88%   5.33%     4.35%    -1.88%     0.95%    -2.61%     5.27%
PRICE MOVEMENT OF
  LONG TREASURY BOND  -14.03%  -1.04%   0.03%    -0.56%   -14.03%  -1.04%   0.03%    -0.56%   -14.03%    -7.19%   -14.03%    -0.30%
LEHMAN LONG TREASURY
  BOND INDEX            2.12%   6.35%   7.71%     7.29%     2.12%   6.35%   7.71%     7.29%     2.12%     2.46%     2.12%     6.87%
------------------------------------------------------------------------------------------------------------------------------------

* REPRESENTS SYNTHETIC RETURNS AND ARE AS-OF THE COMMENCEMENT OF THE FUND; JANUARY 3, 1994. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                U.S.
                                             GOVERNMENT
                                             BOND FUND
                                             ----------
U.S. Treasury Obligations                        84%
Futures Contracts                                36%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                   January 3, 1994
Advisor Class                                                     August 1, 2003
A-Class                                                           March 31, 2004
C-Class                                                              May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative investments; such as futures and options contracts.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

JUNO FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS INVERSE GOVERNMENT LONG BOND
FUND)

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: March 3, 1995

The Long Bond traded within a 70-basis point range over the course of the year, beginning with a yield of 4.76% on March 31, 2005 and ending slightly higher at 4.89% on March 31, 2006. During 2005, the U.S. economy showed considerable resilience in the face of rising oil prices, swings in economic data and the disruption of hurricanes. The Federal Reserve held to its objective to keep inflation `well contained' by raising short-term rates eight times throughout the period. February 11, 2006, marked the return of the 30-year bond, which was last issued on October 31, 2001. During March, the market had difficulty interpreting inconsistent economic indicators and the impact of higher energy prices. Interest rates are expected to rise in Europe and Japan potentially reducing their participation in buying U.S. debt. At the March 28 FOMC meeting, Fed officials hinted at one more rate increase stating that, "elevated prices of energy and other commodities have the potential to add to inflation pressures." The 30-year Treasury yield closed out the year at its highest level in 16 months. Juno Fund returned 3.96% in its Investor Class, for the year. It achieved a daily correlation of more than .99 to its benchmark of -100% of the daily performance of the Long Bond. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            PRICE MOVEMENT         LEHMAN LONG
                        JUNO FUND          OF LONG TREASURY       TREASURY BOND
        DATE             C-CLASS                 BOND                 INDEX
    ------------        ---------          ----------------       -------------
      3/28/2001          10,000                 10,000                 10,000
      3/31/2001           9,977                 10,023                 10,020
      4/30/2001          10,433                  9,537                  9,747
      5/31/2001          10,444                  9,595                  9,759
      6/30/2001          10,351                  9,587                  9,843
      7/31/2001           9,918                  9,914                 10,210
      8/31/2001           9,684                 10,142                 10,428
      9/30/2001           9,649                 10,073                 10,506
     10/31/2001           9,111                 10,909                 11,022
     11/30/2001           9,719                 10,294                 10,498
     12/31/2001           9,977                  9,987                 10,300
      1/31/2002           9,813                 10,054                 10,433
      2/28/2002           9,661                 10,037                 10,555
      3/31/2002          10,199                  9,515                 10,128
      4/30/2002           9,708                  9,811                 10,513
      5/31/2002           9,696                  9,778                 10,546
      6/30/2002           9,474                  9,936                 10,735
      7/31/2002           9,135                 10,240                 11,066
      8/31/2002           8,573                 10,823                 11,549
      9/30/2002           8,211                 11,253                 12,031
     10/31/2002           8,573                 10,732                 11,685
     11/30/2002           8,591                 10,633                 11,556
     12/31/2002           8,239                 11,048                 12,029
      1/31/2003           8,263                 10,944                 11,989
      2/28/2003           8,013                 11,235                 12,352
      3/31/2003           8,146                 10,988                 12,196
      4/30/2003           8,044                 11,071                 12,320
      5/31/2003           7,529                 11,764                 13,013
      6/30/2003           7,705                 11,434                 12,814
      7/31/2003           8,641                 10,116                 11,668
      8/31/2003           8,376                 10,367                 11,854
      9/30/2003           7,908                 10,902                 12,471
     10/31/2003           8,157                 10,500                 12,124
     11/30/2003           8,111                 10,496                 12,183
     12/31/2003           7,998                 10,569                 12,328
      1/31/2004           7,810                 10,753                 12,539
      2/29/2004           7,619                 10,944                 12,789
      3/31/2004           7,506                 11,042                 12,983
      4/30/2004           8,040                 10,260                 12,255
      5/31/2004           8,068                 10,177                 12,195
      6/30/2004           7,955                 10,246                 12,306
      7/31/2004           7,791                 10,394                 12,515
      8/31/2004           7,447                 10,801                 12,979
      9/30/2004           7,377                 10,854                 13,089
     10/31/2004           7,241                 11,014                 13,281
     11/30/2004           7,455                 10,671                 12,986
     12/31/2004           7,225                 10,964                 13,278
      1/31/2005           6,972                 11,343                 13,613
      2/28/2005           7,096                 11,126                 13,437
      3/31/2005           7,124                 11,064                 13,347
      4/30/2005           6,851                 11,453                 13,804
      5/31/2005           6,640                 11,767                 14,162
      6/30/2005           6,496                 12,014                 14,374
      7/31/2005           6,776                 11,512                 13,997
      8/31/2005           6,538                 11,892                 14,405
      9/30/2005           6,843                 11,360                 13,991
     10/31/2005           7,030                 11,057                 13,734
     11/30/2005           6,972                 11,137                 13,819
     12/31/2005           6,800                 11,398                 14,141
      1/31/2006           6,933                 11,169                 14,012
      2/28/2006           6,890                 10,122                 14,111
      3/31/2006           7,327                  9,511                 13,630

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        JUNO FUND            PRICE MOVEMENT         LEHMAN LONG
                        INVESTOR            OF LONG TREASURY       TREASURY BOND
        DATE              CLASS                   BOND                 INDEX
    ------------        ---------           ----------------       -------------
       3/3/1995          10,000                 10,000                 10,000
      3/31/1995           9,850                 10,124                 10,182
      6/30/1995           9,080                 11,182                 11,288
      9/30/1995           9,020                 11,261                 11,563
     12/31/1995           8,550                 12,127                 12,508
      3/31/1996           9,300                 10,932                 11,667
      6/30/1996           9,470                 10,603                 11,655
      9/30/1996           9,500                 10,527                 11,832
     12/31/1996           9,234                 10,816                 12,399
      3/31/1997           9,736                 10,126                 12,001
      6/30/1997           9,415                 10,519                 12,668
      9/30/1997           9,083                 11,007                 13,398
     12/31/1997           8,720                 11,661                 14,269
      3/31/1998           8,771                 11,643                 14,484
      6/30/1998           8,558                 12,161                 15,160
      9/30/1998           8,071                 13,276                 16,356
     12/31/1998           8,321                 12,959                 16,198
      3/31/1999           8,839                 11,810                 15,505
      6/30/1999           9,256                 11,212                 15,121
      9/30/1999           9,459                 10,957                 15,100
     12/31/1999          10,015                 10,348                 14,783
      3/31/2000           9,190                 11,096                 15,974
      6/30/2000           9,312                 10,999                 16,131
      9/30/2000           9,210                 11,026                 16,579
     12/31/2000           8,638                 11,702                 17,779
      3/31/2001           8,710                 11,555                 18,022
      6/30/2001           9,057                 11,053                 17,705
      9/30/2001           8,465                 11,613                 18,897
     12/31/2001           8,761                 11,513                 18,527
      3/31/2002           8,986                 10,970                 18,218
      6/30/2002           8,352                 11,455                 19,310
      9/30/2002           7,260                 12,973                 21,640
     12/31/2002           7,295                 12,737                 21,637
      3/31/2003           7,231                 12,668                 21,938
      6/30/2003           6,859                 13,182                 23,049
      9/30/2003           7,057                 12,568                 22,433
     12/31/2003           7,156                 12,184                 22,175
      3/31/2004           6,733                 12,730                 23,354
      6/30/2004           7,152                 11,812                 22,136
      9/30/2004           6,652                 12,514                 23,543
     12/31/2004           6,532                 12,640                 23,883
      3/31/2005           6,451                 12,755                 24,008
      6/30/2005           5,899                 13,850                 25,856
      9/30/2005           6,229                 13,097                 25,167
     12/31/2005           6,209                 13,140                 25,436
      3/31/2006           6,706                 10,965                 24,516

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS                      ADVISOR CLASS                 A-CLASS                C-CLASS
                             (03/03/95)                         (08/01/03)                  (03/31/04)             (03/28/01)
------------------------------------------------------------------------------------------------------------------------------------
                    ONE    FIVE     TEN     SINCE     ONE     FIVE     TEN     SINCE      ONE     SINCE      ONE    FIVE     SINCE
                   YEAR    YEAR    YEAR   INCEPTION  YEAR     YEAR*   YEAR*  INCEPTION*  YEAR   INCEPTION   YEAR    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
JUNO FUND          3.96%  -5.09%  -3.22%   -3.54%    3.41%   -5.57%  -3.68%   -4.00%     3.61%   -0.48%     2.90%  -5.99%   -6.02%
PRICE MOVEMENT
  OF LONG
  TREASURY BOND  -14.03%  -1.04%   0.03%    0.84%  -14.03%   -1.04%   0.03%    0.84%   -14.03%   -7.19%   -14.03%  -1.04%   -1.00%
LEHMAN LONG
  TREASURY BOND
  INDEX            2.12%   6.35%   7.71%    8.43%    2.12%    6.35%   7.71%    8.43%     2.12%    2.46%     2.12%   6.35%    6.38%
------------------------------------------------------------------------------------------------------------------------------------

* REPRESENTS SYNTHETIC RETURNS AND ARE AS-OF THE COMMENCEMENT OF THE FUND; MARCH 3,1995. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                             JUNO FUND
                                             ---------
U.S. Treasury Obligations Short Sales           -66%
Futures Contracts Short Sales                   -34%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     March 3, 1995
Advisor Class                                                     August 1, 2003
A-Class                                                           March 31, 2004
C-Class                                                           March 28, 2001

The Fund invests principally in derivative investments; such as equity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS EUROPE ADVANTAGE FUND)

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index.

INCEPTION: May 8, 2000

The European economy is showing signs of strength helped by low interest rates and strong consumer demand. Although the ECB raised rates twice in the past twelve months, interest rates remain low at 2.50%. European equities outperformed U.S. stocks in the past year. The Dow Jones STOXX SM 50 Index was up 25.93% in euro currency terms for the year ended March 31, 2006. The return in U.S. dollar terms was 18.52% as the euro depreciated by 6.52% during the year. European stocks remain attractive given their strong earnings growth and relative valuation to U.S. stocks. Rydex Large-Cap Europe Fund H-Class was up 19.17% for the year. It achieved a daily correlation of more than .99 to its benchmark of 125% of the daily price performance of the Dow Jones STOXX 50 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             LARGE-CAP
                            EUROPE FUND               DOW JONES STOXX
        DATE                  C-CLASS                    50 INDEX
    ------------            -----------               ---------------
      5/10/2001               10,000                      10,000
      5/31/2001                9,523                       9,930
      6/30/2001                8,921                       9,500
      7/31/2001                8,869                       9,207
      8/31/2001                8,491                       8,546
      9/30/2001                7,590                       7,852
     10/31/2001                7,758                       8,152
     11/30/2001                8,046                       8,406
     12/31/2001                8,277                       8,726
      1/31/2002                7,737                       8,440
      2/28/2002                7,611                       8,385
      3/31/2002                7,973                       8,746
      4/30/2002                7,837                       8,325
      5/31/2002                7,721                       7,998
      6/30/2002                7,355                       7,298
      7/31/2002                6,359                       6,531
      8/31/2002                6,265                       6,494
      9/30/2002                5,202                       5,552
     10/31/2002                5,815                       6,147
     11/30/2002                6,160                       6,395
     12/31/2002                5,836                       5,786
      1/31/2003                5,532                       5,381
      2/28/2003                5,217                       5,225
      3/31/2003                5,102                       5,090
      4/30/2003                5,972                       5,648
      5/31/2003                6,401                       5,665
      6/30/2003                6,464                       5,873
      7/31/2003                6,433                       6,073
      8/31/2003                6,433                       6,115
      9/30/2003                6,590                       5,889
     10/31/2003                7,051                       6,267
     11/30/2003                7,412                       6,350
     12/31/2003                8,250                       6,581
      1/31/2004                8,239                       6,673
      2/29/2004                8,432                       6,818
      3/31/2004                8,025                       6,638
      4/30/2004                7,811                       6,774
      5/31/2004                7,992                       6,711
      6/30/2004                8,036                       6,769
      7/31/2004                7,751                       6,679
      8/31/2004                7,833                       6,634
      9/30/2004                8,206                       6,760
     10/31/2004                8,547                       6,821
     11/30/2004                9,129                       6,955
     12/31/2004                9,545                       7,052
      1/31/2005                9,212                       7,167
      2/28/2005                9,709                       7,377
      3/31/2005                9,353                       7,339
      4/30/2005                9,218                       7,252
      5/31/2005                9,082                       7,597
      6/30/2005                9,212                       7,872
      7/31/2005                9,636                       8,140
      8/31/2005                9,850                       8,110
      9/30/2005               10,070                       8,496
     10/31/2005                9,766                       8,344
     11/30/2005                9,760                       8,533
     12/31/2005               10,111                       8,756
      1/31/2006               10,852                       9,013
      2/28/2006               10,657                       9,094
      3/31/2006               11,065                       9,240

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             LARGE-CAP
                            EUROPE FUND                DOW JONES STOXX
        DATE                  H-CLASS                     50 INDEX
    ------------            -----------                ---------------
       5/8/2000               10,000                      10,000
      5/31/2000               10,236                       9,825
      6/30/2000               10,216                       9,623
      7/31/2000                9,868                       9,716
      8/31/2000                9,800                      10,023
      9/30/2000                9,008                       9,550
     10/31/2000                9,164                       9,901
     11/30/2000                8,468                       9,235
     12/31/2000                9,020                       9,122
      1/31/2001                8,932                       9,129
      2/28/2001                7,740                       8,233
      3/31/2001                7,088                       8,051
      4/30/2001                7,712                       8,615
      5/31/2001                7,276                       8,579
      6/30/2001                6,820                       8,208
      7/31/2001                6,784                       7,954
      8/31/2001                6,500                       7,383
      9/30/2001                5,808                       6,783
     10/31/2001                5,940                       7,043
     11/30/2001                6,164                       7,263
     12/31/2001                6,344                       7,539
      1/31/2002                5,936                       7,292
      2/28/2002                5,840                       7,244
      3/31/2002                6,120                       7,556
      4/30/2002                6,020                       7,193
      5/31/2002                5,940                       6,910
      6/30/2002                5,656                       6,305
      7/31/2002                4,896                       5,643
      8/31/2002                4,828                       5,610
      9/30/2002                4,008                       4,797
     10/31/2002                4,488                       5,311
     11/30/2002                4,756                       5,525
     12/31/2002                4,508                       4,999
      1/31/2003                4,284                       4,648
      2/28/2003                4,040                       4,514
      3/31/2003                3,952                       4,397
      4/30/2003                4,628                       4,879
      5/31/2003                4,968                       4,895
      6/30/2003                5,020                       5,074
      7/31/2003                5,004                       5,247
      8/31/2003                5,008                       5,283
      9/30/2003                5,132                       5,088
     10/31/2003                5,496                       5,414
     11/30/2003                5,776                       5,486
     12/31/2003                6,436                       5,686
      1/31/2004                6,432                       5,765
      2/29/2004                6,587                       5,891
      3/31/2004                6,273                       5,735
      4/30/2004                6,114                       5,852
      5/31/2004                6,260                       5,798
      6/30/2004                6,289                       5,848
      7/31/2004                6,072                       5,770
      8/31/2004                6,143                       5,732
      9/30/2004                6,444                       5,840
     10/31/2004                6,712                       5,893
     11/30/2004                7,173                       6,009
     12/31/2004                7,508                       6,092
      1/31/2005                7,250                       6,191
      2/28/2005                7,645                       6,373
      3/31/2005                7,370                       6,340
      4/30/2005                7,267                       6,265
      5/31/2005                7,164                       6,564
      6/30/2005                7,267                       6,801
      7/31/2005                7,607                       7,032
      8/31/2005                7,779                       7,006
      9/30/2005                7,959                       7,340
     10/31/2005                7,723                       7,209
     11/30/2005                7,723                       7,372
     12/31/2005                8,008                       7,565
      1/31/2006                8,603                       7,787
      2/28/2006                8,450                       7,857
      3/31/2006                8,783                       7,983

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                   A-CLASS                   C-CLASS                       H-CLASS
                                  (03/31/04)                (05/10/01)                   (05/08/00)
------------------------------------------------------------------------------------------------------------
                                ONE       SINCE           ONE       SINCE         ONE      FIVE      SINCE
                               YEAR     INCEPTION        YEAR     INCEPTION       YEAR     YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND*        19.10%      18.33%        18.30%       2.09%       19.17%    4.38%     -2.18%
DOW JONES STOXX 50 INDEX      25.93%      17.99%        25.93%      -1.60%       25.93%   -0.17%     -3.75%
------------------------------------------------------------------------------------------------------------

* THE EFFECTS OF COMPOUNDING AND CURRENCY EXCHANGE MAY CAUSE THE LONGER-TERM CORRELATION OF THE FUND TO ITS BENCHMARK TO DIMINISH.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                LARGE-CAP EUROPE FUND   DOW JONES STOXX 50 INDEX
                                ---------------------   ------------------------
Other                                     6%                      11%
Financials                               29%                      34%
Telecommunication Services                7%                      16%
Consumer Staples                          5%                      11%
Information Technology                    4%                       8%
Energy                                   12%                       7%
Materials                                 3%                       7%
Health Care                              11%                       6%
Equity Index Swap Agreements             48%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                             May 10, 2001
H-Class                                                              May 8, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
BP PLC -- SP ADR                                                            5.0%
HSBC Holdings PLC -- SP ADR                                                 4.0%
UBS AG                                                                      4.0%
Novartis AG -- SP ADR                                                       3.9%
GlaxoSmithKline PLC -- SP ADR                                               3.5%
Total SA -- SP ADR                                                          3.3%
Vodafone Group PLC -- SP ADR                                                2.7%
Banco Bilbao Vizcaya Argentaria SA -- SP ADR                                2.6%
Banco Santander Central Hispano SA -- SP ADR                                2.5%
Royal Dutch Shell PLC -- SP ADR                                             2.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              34.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash or derivative investments.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP JAPAN FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS JAPAN ADVANTAGE FUND)

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

INCEPTION: May 8, 2000

The Japanese economy is currently stronger than it has been in many years. Prices have stabilized after years of deflation. The stock market dipped in early 2006 as the market anticipated a possible tightening of monetary policy by the Bank of Japan. The market has since rebounded and Japanese equities performed better than both U.S. and European stocks over the past year. The Topix 100 Index was up 48.26% in Japanese yen terms for the year ended March 31, 2006. The return in U.S. dollar terms was 34.55% as the yen depreciated by 9.92% for the year. Rydex Large-Cap Japan Fund H-Class was up 39.08% for the year. It achieved a daily correlation of more than .99 to its benchmark of 125% of the daily price performance of the Topix 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            LARGE-CAP
                            JAPAN FUND
        DATE                 C-CLASS                 TOPIX 100 INDEX
    ------------            ----------               ---------------
       3/1/2002               10,000                      10,000
      3/31/2002               10,620                      10,684
      4/30/2002               11,053                      10,615
      5/31/2002               11,743                      10,880
      6/30/2002               10,819                       9,874
      7/31/2002                9,906                       9,208
      8/31/2002                9,731                       8,993
      9/30/2002                8,924                       8,780
     10/31/2002                8,281                       8,257
     11/30/2002                8,643                       8,634
     12/31/2002                8,386                       8,081
      1/31/2003                7,953                       7,821
      2/28/2003                7,988                       7,670
      3/31/2003                7,392                       7,327
      4/30/2003                7,259                       7,321
      5/31/2003                7,766                       7,709
      6/30/2003                8,460                       8,310
      7/31/2003                9,045                       8,724
      8/31/2003               10,062                       9,325
      9/30/2003               10,538                       9,368
     10/31/2003               11,041                       9,526
     11/30/2003               10,710                       9,265
     12/31/2003               11,617                       9,655
      1/31/2004               11,664                       9,689
      2/29/2004               11,695                       9,981
      3/31/2004               13,432                      10,712
      4/30/2004               12,143                      10,758
      5/31/2004               11,872                      10,340
      6/30/2004               12,584                      10,642
      7/31/2004               11,405                      10,270
      8/31/2004               11,605                      10,177
      9/30/2004               11,082                       9,925
     10/31/2004               11,412                       9,823
     11/30/2004               11,909                       9,936
     12/31/2004               12,856                      10,418
      1/31/2005               12,132                      10,172
      2/28/2005               12,409                      10,446
      3/31/2005               11,826                      10,439
      4/30/2005               11,396                       9,929
      5/31/2005               11,148                      10,142
      6/30/2005               11,128                      10,382
      7/31/2005               11,256                      10,607
      8/31/2005               12,388                      11,270
      9/30/2005               13,645                      12,702
     10/31/2005               13,290                      12,788
     11/30/2005               13,819                      13,700
     12/31/2005               15,348                      14,593
      1/31/2006               16,043                      15,133
      2/28/2006               15,613                      14,886
      3/31/2006               16,315                      15,476

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            LARGE-CAP
                            JAPAN FUND
        DATE                 H-CLASS                 TOPIX 100 INDEX
    ------------            ----------               ---------------
       5/8/2000               10,000                      10,000
      5/31/2000                8,492                       8,715
      6/30/2000                8,960                       8,970
      7/31/2000                7,804                       8,239
      8/31/2000                8,432                       8,568
      9/30/2000                7,800                       8,301
     10/31/2000                7,300                       7,800
     11/30/2000                6,716                       7,614
     12/31/2000                5,876                       7,095
      1/31/2001                5,884                       7,276
      2/28/2001                5,436                       6,840
      3/31/2001                5,216                       7,034
      4/30/2001                5,816                       7,437
      5/31/2001                5,488                       7,088
      6/30/2001                5,076                       6,954
      7/31/2001                4,488                       6,274
      8/31/2001                4,248                       5,738
      9/30/2001                3,860                       5,351
     10/31/2001                3,852                       5,504
     11/30/2001                3,840                       5,561
     12/31/2001                3,436                       5,482
      1/31/2002                3,060                       5,114
      2/28/2002                3,276                       5,309
      3/31/2002                3,636                       5,781
      4/30/2002                3,788                       5,743
      5/31/2002                4,028                       5,887
      6/30/2002                3,712                       5,342
      7/31/2002                3,404                       4,982
      8/31/2002                3,344                       4,866
      9/30/2002                3,060                       4,751
     10/31/2002                2,844                       4,468
     11/30/2002                2,972                       4,671
     12/31/2002                2,880                       4,372
      1/31/2003                2,732                       4,232
      2/28/2003                2,744                       4,150
      3/31/2003                2,540                       3,965
      4/30/2003                2,496                       3,961
      5/31/2003                2,672                       4,171
      6/30/2003                2,911                       4,496
      7/31/2003                3,113                       4,720
      8/31/2003                3,467                       5,045
      9/30/2003                3,635                       5,069
     10/31/2003                3,809                       5,154
     11/30/2003                3,697                       5,013
     12/31/2003                4,014                       5,224
      1/31/2004                4,033                       5,243
      2/29/2004                4,047                       5,400
      3/31/2004                4,650                       5,796
      4/30/2004                4,206                       5,821
      5/31/2004                4,116                       5,595
      6/30/2004                4,368                       5,758
      7/31/2004                3,961                       5,557
      8/31/2004                4,033                       5,507
      9/30/2004                3,853                       5,370
     10/31/2004                3,971                       5,315
     11/30/2004                4,145                       5,376
     12/31/2004                4,478                       5,637
      1/31/2005                4,230                       5,504
      2/28/2005                4,327                       5,652
      3/31/2005                4,127                       5,648
      4/30/2005                3,980                       5,373
      5/31/2005                3,897                       5,488
      6/30/2005                3,892                       5,617
      7/31/2005                3,940                       5,739
      8/31/2005                4,339                       6,098
      9/30/2005                4,782                       6,873
     10/31/2005                4,661                       6,919
     11/30/2005                4,850                       7,413
     12/31/2005                5,389                       7,896
      1/31/2006                5,638                       8,188
      2/28/2006                5,490                       8,054
      3/31/2006                5,740                       8,374

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                 A-CLASS                 C-CLASS                       H-CLASS
                               (03/31/04)              (03/01/02)                     (05/08/00)
------------------------------------------------------------------------------------------------------------
                                        SINCE                   SINCE                                SINCE
                          ONE YEAR    INCEPTION   ONE YEAR    INCEPTION   ONE YEAR    FIVE YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND*      39.08%      11.06%      37.96%      12.74%      39.08%       1.93%       -8.99%
TOPIX 100 INDEX            48.26%      20.20%      48.26%      11.29%      48.26%       3.55%       -2.97%
------------------------------------------------------------------------------------------------------------

* THE EFFECTS OF COMPOUNDING AND CURRENCY EXCHANGE MAY CAUSE THE LONGER-TERM CORRELATION OF THE FUND TO ITS BENCHMARK TO DIMINISH.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                    LARGE-CAP JAPAN FUND         TOPIX 100 INDEX
                                    --------------------         ---------------
Other                                                                   6%
Financials                                                             28%
Consumer, Cyclical                                                     22%
Industrial                                                             17%
Technology                                                              8%
Consumer, Non-cyclical                                                  7%
Utilities                                                               6%
Basic Materials                                                         6%
Futures Contracts                            29%
Equity Index Swap Agreements                 96%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                            March 1, 2002
H-Class                                                              May 8, 2000

The Fund invests principally in derivative investments; such as equity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

INCEPTION: February 20, 2004

Both small-cap value and small-cap growth stocks were winners for the one-year period ended March 31, 2006. For the fifth year in a row, value continued to reign over growth. As such, Rydex Small-Cap Value Fund also enjoyed solid returns for the reporting period. As of March 31, 2006, the Fund had returns of 20.20% and 13.11% in its H-Class, for the twelve- and three-month periods, respectively; as compared to the S&P Small Cap 600/Citigroup Pure Value Index's returns of 13.91% for the quarter and 28.18% for the year. More than 80% of the weights were in consumer discretionary, financials, industrials, information technology, materials and utilities. Top-performing sectors for the recent quarter were information technology, industrials, healthcare and materials.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          SMALL-CAP        S&P SMALLCAP        S&P SMALL CAP
                         VALUE FUND         600/BARRA          600/CITIGROUP
        DATE               C-CLASS         VALUE INDEX        PURE VALUE INDEX
    ------------         ----------        ------------       ----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,120              10,138              10,134
      3/31/2004            10,236              10,315              10,316
      4/30/2004             9,832               9,935               9,855
      5/31/2004             9,940              10,060               9,858
      6/30/2004            10,460              10,612              10,643
      7/31/2004             9,960              10,107              10,153
      8/31/2004             9,992              10,139              10,095
      9/30/2004            10,452              10,639              10,549
     10/31/2004            10,508              10,731              10,464
     11/30/2004            11,432              11,707              11,664
     12/31/2004            11,614              11,921              11,994
      1/31/2005            11,184              11,504              11,667
      2/28/2005            11,501              11,859              12,082
      3/31/2005            11,256              11,637              11,894
      4/30/2005            10,617              10,998              11,151
      5/31/2005            11,208              11,658              11,947
      6/30/2005            11,610              12,115              12,443
      7/31/2005            12,265              12,830              13,341
      8/31/2005            11,991              12,585              13,286
      9/30/2005            11,987              12,619              13,284
     10/31/2005            11,618              12,273              12,901
     11/30/2005            12,080              12,806              13,421
     12/31/2005            11,894              12,689              13,384
      1/31/2006            12,945              13,876              14,617
      2/28/2006            12,871              13,829              14,566
      3/31/2006            13,427              14,520              15,246

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          SMALL-CAP        S&P SMALLCAP        S&P SMALL CAP
                         VALUE FUND         600/BARRA          600/CITIGROUP
        DATE               H-CLASS         VALUE INDEX        PURE VALUE INDEX
    ------------         ----------        ------------       ----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,120              10,138              10,134
      3/31/2004            10,248              10,315              10,316
      4/30/2004             9,848               9,935               9,855
      5/31/2004             9,968              10,060               9,858
      6/30/2004            10,496              10,612              10,643
      7/31/2004            10,004              10,107              10,153
      8/31/2004            10,040              10,139              10,095
      9/30/2004            10,508              10,639              10,549
     10/31/2004            10,564              10,731              10,464
     11/30/2004            11,500              11,707              11,664
     12/31/2004            11,686              11,921              11,994
      1/31/2005            11,260              11,504              11,667
      2/28/2005            11,589              11,859              12,082
      3/31/2005            11,348              11,637              11,894
      4/30/2005            10,709              10,998              11,151
      5/31/2005            11,312              11,658              11,947
      6/30/2005            11,726              12,115              12,443
      7/31/2005            12,397              12,830              13,341
      8/31/2005            12,132              12,585              13,286
      9/30/2005            12,132              12,619              13,284
     10/31/2005            11,762              12,273              12,901
     11/30/2005            12,240              12,806              13,421
     12/31/2005            12,059              12,689              13,384
      1/31/2006            13,129              13,876              14,617
      2/28/2006            13,068              13,829              14,566
      3/31/2006            13,640              14,520              15,246

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                  H-CLASS
                                           (09/01/04)              (02/20/04)               (02/20/04)
------------------------------------------------------------------------------------------------------------
                                                    SINCE                  SINCE                    SINCE
                                      ONE YEAR    INCEPTION   ONE YEAR   INCEPTION    ONE YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                   20.35%       20.93%     19.29%      14.99%      20.20%       15.85%
S&P SMALLCAP 600/BARRA VALUE INDEX     24.77%       24.97%     24.77%      19.34%      24.77%       19.34%
S&P SMALLCAP 600/CITIGROUP
  PURE VALUE INDEX                     28.18%       29.37%     28.18%      22.13%      28.18%       22.13%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA VALUE INDEX AND THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                   S&P SMALLCAP
                                                                   600/CITIGROUP
                                                                    PURE VALUE
                                  SMALL-CAP VALUE FUND                 INDEX
                                  --------------------             -------------
Other                                      3%                            5%
Consumer Discretionary                    23%                           19%
Materials                                 20%                           13%
Industrials                               17%                           22%
Financials                                11%                           15%
Utilities                                 11%                           12%
Information Technology                    10%                            9%
Consumer Staples                           5%                            5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Startek, Inc.                                                               1.6%
Alliance One International, Inc.                                            1.5%
Central Vermont Public Service Corp.                                        1.3%
Kellwood Co.                                                                1.3%
Planar Systems, Inc.                                                        1.3%
A.O. Smith Corp.                                                            1.2%
A. Schulman, Inc.                                                           1.2%
Group 1 Automotive, Inc.                                                    1.2%
Quaker Chemical Corp.                                                       1.2%
LandAmerica Financial Group, Inc.                                           1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              12.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index.

INCEPTION: February 20, 2004

In the five previous years, mid-cap stocks outperformed large-cap stocks, and the last 12 months provided more of the same. The S&P MidCap 400/Citigroup Pure Value Index gained 17.87% during the period, easily outdistancing larger-cap indices such as the S&P 500 Index.Mid-cap energy stocks performed especially well, gaining 34.64%. Sector performance in the mid-cap size group was strong with 6 sectors posting positive double-digit returns. Only the telecommunications sector struggled, losing 4.02%. Strong earnings growth and a resilient economy contributed to mid-caps' performance. Rydex Mid-Cap Value Fund H-Class returned 16.47% over the 12-month period ending March 31, 2006.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          MID-CAP           S&P MIDCAP          S&P MID CAP
                         VALUE FUND          400/BARRA         400/CITIGROUP
        DATE              C-CLASS           VALUE INDEX       PURE VALUE INDEX
    ------------         ----------         -----------       ----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,076              10,101              10,093
      3/31/2004            10,044              10,120              10,093
      4/30/2004             9,620               9,728               9,742
      5/31/2004             9,804               9,931               9,893
      6/30/2004            10,100              10,240              10,371
      7/31/2004             9,676               9,795               9,967
      8/31/2004             9,732               9,864              10,073
      9/30/2004             9,992              10,160              10,303
     10/31/2004            10,036              10,244              10,488
     11/30/2004            10,719              10,972              11,318
     12/31/2004            11,116              11,405              11,653
      1/31/2005            10,783              11,089              11,338
      2/28/2005            11,092              11,435              11,621
      3/31/2005            10,960              11,324              11,524
      4/30/2005            10,522              10,899              11,265
      5/31/2005            11,120              11,548              11,892
      6/30/2005            11,434              11,875              12,287
      7/31/2005            12,048              12,543              13,024
      8/31/2005            11,883              12,401              12,841
      9/30/2005            11,964              12,518              12,685
     10/31/2005            11,594              12,151              12,219
     11/30/2005            12,032              12,654              12,713
     12/31/2005            11,979              12,728              12,745
      1/31/2006            12,617              13,485              13,461
      2/28/2006            12,613              13,354              13,484
      3/31/2006            12,666              13,660              13,582

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          MID-CAP           S&P MIDCAP          S&P MID CAP
                         VALUE FUND          400/BARRA         400/CITIGROUP
        DATE              H-CLASS           VALUE INDEX       PURE VALUE INDEX
    ------------         ----------         -----------       ----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,076              10,101              10,093
      3/31/2004            10,052              10,120              10,093
      4/30/2004             9,636               9,728               9,742
      5/31/2004             9,824               9,931               9,893
      6/30/2004            10,124              10,240              10,371
      7/31/2004             9,696               9,795               9,967
      8/31/2004             9,756               9,864              10,073
      9/30/2004            10,028              10,160              10,303
     10/31/2004            10,080              10,244              10,488
     11/30/2004            10,775              10,972              11,318
     12/31/2004            11,176              11,405              11,653
      1/31/2005            10,847              11,089              11,338
      2/28/2005            11,164              11,435              11,621
      3/31/2005            11,040              11,324              11,524
      4/30/2005            10,606              10,899              11,265
      5/31/2005            11,217              11,548              11,892
      6/30/2005            11,542              11,875              12,287
      7/31/2005            12,168              12,543              13,024
      8/31/2005            12,012              12,401              12,841
      9/30/2005            12,104              12,518              12,685
     10/31/2005            11,735              12,151              12,219
     11/30/2005            12,184              12,654              12,713
     12/31/2005            12,139              12,728              12,745
      1/31/2006            12,794              13,485              13,461
      2/28/2006            12,794              13,354              13,484
      3/31/2006            12,859              13,660              13,582

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                  H-CLASS
                                           (09/01/04)              (02/20/04)               (02/20/04)
------------------------------------------------------------------------------------------------------------
                                                    SINCE                  SINCE                    SINCE
                                      ONE YEAR    INCEPTION   ONE YEAR   INCEPTION    ONE YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND                     16.51%       21.94%     15.57%      11.85%      16.47%       12.66%
S&P MIDCAP 400/BARRA VALUE INDEX       20.63%       22.31%     20.63%      15.93%      20.63%       15.93%
S&P MIDCAP 400/CITIGROUP
  PURE VALUE INDEX                     17.87%       20.89%     17.87%      15.89%      17.87%       15.89%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA VALUE INDEX AND THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                    S&P MIDCAP
                                                                   400/CITIGROUP
                                                                    PURE VALUE
                                   MID-CAP VALUE FUND                  INDEX
                                   ------------------              -------------
Other                                      7%                            8%
Utilities                                 24%                           21%
Financials                                18%                           19%
Industrials                               17%                           14%
Consumer Discretionary                    15%                           17%
Materials                                 11%                           11%
Information Technology                     8%                           10%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Atmel Corp.                                                                 2.7%
Tecumseh Products Co. -- Class A                                            2.1%
Furniture Brands International, Inc.                                        2.1%
Northeast Utilities                                                         2.0%
NSTAR                                                                       1.9%
Pepco Holdings, Inc.                                                        1.8%
Sequa Corp. -- Class A                                                      1.7%
ArvinMeritor, Inc.                                                          1.7%
American Financial Group, Inc./OH                                           1.7%
Alaska Air Group, Inc.                                                      1.6%
Top Ten Total                                                              19.3%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

INCEPTION: February 20, 2004

Rydex Large-Cap Value Fund H-Class returned 11.20% over the 12-month period ending March 31, 2006. Finance, electronic technology and energy were the sectors most responsible for this strong return. The Fund outperformed its Rydex Large-Cap Growth Fund counterpart due, in large part, to its greater holdings in well-performing finance sector stocks. The S&P 500/Citigroup Pure Value Index delivered a 17.12% for the one-year period. Small-cap indices, such as the Russell 2000 Index, have outperformed large-cap indices, such as the S&P 500 Index, over the past five years. While it is hard to say how long this trend will continue, the valuation advantage that small-caps initially had at the beginning of this five-year period has diminished significantly.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         LARGE-CAP         S&P 500/BARRA     S&P 500/CITIGROUP
                         VALUE FUND            VALUE            PURE VALUE
        DATE              C-CLASS              INDEX               INDEX
    ------------         ----------        -------------     -----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,052              10,067              10,131
      3/31/2004             9,940               9,997              10,191
      4/30/2004             9,668               9,750               9,978
      5/31/2004             9,752               9,862              10,092
      6/30/2004             9,948              10,076              10,711
      7/31/2004             9,744               9,885              10,532
      8/31/2004             9,836               9,992              10,534
      9/30/2004             9,996              10,181              10,814
     10/31/2004            10,124              10,335              10,906
     11/30/2004            10,592              10,839              11,838
     12/31/2004            10,912              11,192              12,161
      1/31/2005            10,628              10,920              11,934
      2/28/2005            10,792              11,118              12,453
      3/31/2005            10,571              10,920              12,340
      4/30/2005            10,331              10,697              11,971
      5/31/2005            10,632              11,036              12,504
      6/30/2005            10,760              11,203              13,029
      7/31/2005            11,072              11,556              13,748
      8/31/2005            10,960              11,469              13,856
      9/30/2005            11,044              11,588              13,905
     10/31/2005            10,820              11,386              13,316
     11/30/2005            11,193              11,812              13,713
     12/31/2005            11,212              11,901              13,794
      1/31/2006            11,582              12,303              14,285
      2/28/2006            11,546              12,408              14,285
      3/31/2006            11,660              12,546              14,477

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         LARGE-CAP         S&P 500/BARRA     S&P 500/CITIGROUP
                         VALUE FUND            VALUE            PURE VALUE
        DATE              H-CLASS              INDEX               INDEX
    ------------         ----------        -------------     -----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,052              10,067              10,131
      3/31/2004             9,948               9,997              10,191
      4/30/2004             9,676               9,750               9,978
      5/31/2004             9,768               9,862              10,092
      6/30/2004             9,968              10,076              10,711
      7/31/2004             9,768               9,885              10,532
      8/31/2004             9,864               9,992              10,534
      9/30/2004            10,032              10,181              10,814
     10/31/2004            10,164              10,335              10,906
     11/30/2004            10,636              10,839              11,838
     12/31/2004            10,964              11,192              12,161
      1/31/2005            10,688              10,920              11,934
      2/28/2005            10,860              11,118              12,453
      3/31/2005            10,644              10,920              12,340
      4/30/2005            10,411              10,697              11,971
      5/31/2005            10,720              11,036              12,504
      6/30/2005            10,856              11,203              13,029
      7/31/2005            11,176              11,556              13,748
      8/31/2005            11,072              11,469              13,856
      9/30/2005            11,164              11,588              13,905
     10/31/2005            10,948              11,386              13,316
     11/30/2005            11,329              11,812              13,713
     12/31/2005            11,361              11,901              13,794
      1/31/2006            11,743              12,303              14,285
      2/28/2006            11,714              12,408              14,285
      3/31/2006            11,836              12,546              14,477

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                  H-CLASS
                                           (09/01/04)              (02/20/04)               (02/20/04)
------------------------------------------------------------------------------------------------------------
                                                    SINCE                  SINCE                    SINCE
                                      ONE YEAR    INCEPTION   ONE YEAR   INCEPTION    ONE YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND                   11.20%       12.18%     10.25%       7.55%      11.20%        8.32%
S&P 500/BARRA VALUE INDEX              14.89%       15.47%     14.89%      11.35%      14.89%       11.35%
S&P 500/CITIGROUP PURE VALUE INDEX     17.12%       22.75%     17.12%      19.61%      17.12%       19.61%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA VALUE INDEX AND THE S&P 500/CITIGROUP PURE VALUE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                        S&P
                                                                   500/CITIGROUP
                                                                    PURE VALUE
                                  LARGE-CAP VALUE FUND                 INDEX
                                  --------------------             -------------
Other                                      9%                            9%
Financials                                20%                           24%
Utilities                                 17%                           16%
Consumer Discretionary                    17%                           14%
Materials                                 11%                           10%
Industrials                               10%                           12%
Consumer Staples                          10%                           11%
Information Technology                     6%                            4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Dillard's, Inc. -- Class A                                                  1.7%
Ryder System, Inc.                                                          1.6%
United States Steel Corp.                                                   1.6%
Allied Waste Industries, Inc.                                               1.5%
Ford Motor Co.                                                              1.4%
Albertson's, Inc.                                                           1.4%
ConocoPhillips                                                              1.3%
KeySpan Corp.                                                               1.1%
Supervalu, Inc.                                                             1.1%
Progress Energy, Inc.                                                       1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              13.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

INCEPTION: February 20, 2004

With value outflanking growth, Rydex Small-Cap Growth Fund also underperformed its value counterpart for the reporting period. As of March 31, 2006, the Fund had returns of 18.44% and 9.54% in its H-Class, for the twelve- and three-month periods, respectively. S&P SmallCap 600/Citigroup Pure Growth Index returned and 20.45% for the year and 10.25% for the quarter. Biggest weights were in healthcare, consumer discretionary and information technology. Telecom, utilities, consumer staples and materials had the smallest weights. Two sectors with the lowest returns for the quarter were financials and information technology. For the year ending March 2006, telecommunications, utilities and consumer discretionary sectors were at the bottom of the performance ladder.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         SMALL-CAP         S&P SMALLCAP         S&P SMALL CAP
                        GROWTH FUND          600/BARRA        600/CITIGROUP PURE
        DATE              C-CLASS          GROWTH INDEX         GROWTH INDEX
    ------------        -----------        ------------       ------------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,096              10,108              10,240
      3/31/2004            10,132              10,190              10,439
      4/30/2004             9,808               9,894              10,223
      5/31/2004             9,976              10,076              10,231
      6/30/2004            10,516              10,640              10,874
      7/31/2004             9,848               9,978              10,265
      8/31/2004             9,636               9,766              10,161
      9/30/2004            10,152              10,316              10,816
     10/31/2004            10,416              10,617              11,043
     11/30/2004            11,220              11,464              11,998
     12/31/2004            11,480              11,759              12,438
      1/31/2005            11,339              11,638              12,306
      2/28/2005            11,617              11,946              12,629
      3/31/2005            11,214              11,556              12,192
      4/30/2005            10,552              10,899              11,728
      5/31/2005            11,278              11,687              12,588
      6/30/2005            11,541              11,992              12,976
      7/31/2005            12,219              12,729              13,605
      8/31/2005            12,061              12,598              13,308
      9/30/2005            12,207              12,786              13,369
     10/31/2005            11,750              12,337              12,922
     11/30/2005            12,279              12,934              13,473
     12/31/2005            12,063              12,815              13,321
      1/31/2006            12,805              13,766              14,188
      2/28/2006            12,610              13,607              14,002
      3/31/2006            13,190              14,263              14,685

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         SMALL-CAP         S&P SMALLCAP         S&P SMALL CAP
                        GROWTH FUND          600/BARRA        600/CITIGROUP PURE
        DATE              H-CLASS          GROWTH INDEX         GROWTH INDEX
    ------------        -----------        ------------       ------------------
      2/20/2004             10,000               10,000               10,000
      2/29/2004             10,096               10,108               10,240
      3/31/2004             10,136               10,190               10,439
      4/30/2004              9,816                9,894               10,223
      5/31/2004              9,988               10,076               10,231
      6/30/2004             10,536               10,640               10,874
      7/31/2004              9,872                9,978               10,265
      8/31/2004              9,660                9,766               10,161
      9/30/2004             10,184               10,316               10,816
     10/31/2004             10,460               10,617               11,043
     11/30/2004             11,268               11,464               11,998
     12/31/2004             11,540               11,759               12,438
      1/31/2005             11,403               11,638               12,306
      2/28/2005             11,689               11,946               12,629
      3/31/2005             11,290               11,556               12,192
      4/30/2005             10,632               10,899               11,728
      5/31/2005             11,371               11,687               12,588
      6/30/2005             11,637               11,992               12,976
      7/31/2005             12,331               12,729               13,605
      8/31/2005             12,182               12,598               13,308
      9/30/2005             12,335               12,786               13,369
     10/31/2005             11,883               12,337               12,922
     11/30/2005             12,424               12,934               13,473
     12/31/2005             12,208               12,815               13,321
      1/31/2006             12,966               13,766               14,188
      2/28/2006             12,779               13,607               14,002
      3/31/2006             13,372               14,263               14,685

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                  H-CLASS
                                           (09/01/04)              (02/20/04)               (02/20/04)
------------------------------------------------------------------------------------------------------------
                                                    SINCE                  SINCE                    SINCE
                                      ONE YEAR    INCEPTION   ONE YEAR   INCEPTION    ONE YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND                  18.41%       21.94%     17.63%      14.03%      18.44%       14.77%
S&P SMALLCAP 600/BARRA GROWTH INDEX    23.43%       26.18%     23.43%      18.33%      23.43%       18.33%
S&P SMALLCAP 600/CITIGROUP
  PURE GROWTH INDEX                    20.45%       25.50%     20.45%      19.98%      20.45%       19.98%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA GROWTH INDEX AND THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                   S&P SMALLCAP
                                                                   600/CITIGROUP
                                                                    PURE GROWTH
                                  SMALL-CAP GROWTH FUND                INDEX
                                  ---------------------            -------------
Other                                      5%                            5%
Health Care                               26%                           20%
Consumer Discretionary                    23%                           28%
Information Technology                    19%                           19%
Energy                                    10%                           10%
Financials                                 9%                           10%
Industrials                                8%                            8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Biolase Technology, Inc.                                                    2.0%
Multimedia Games, Inc.                                                      1.8%
Frontier Oil Corp.                                                          1.6%
Coinstar, Inc.                                                              1.6%
Christopher & Banks Corp.                                                   1.5%
Hansen Natural Corp.                                                        1.5%
j2 Global Communications, Inc.                                              1.5%
Shuffle Master, Inc.                                                        1.4%
Headwaters, Inc.                                                            1.4%
Odyssey HealthCare, Inc.                                                    1.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              15.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

INCEPTION: February 20, 2004

In the five previous years, mid-cap stocks outperformed large-cap stocks, and the last 12 months provided more of the same. The S&P MidCap 400/Citigroup Pure Growth Index gained 19.72% during the period, easily outdistancing larger-cap indices such as the S&P 500 Index. Mid-cap energy stocks performed especially well, gaining 34.64%. Sector performance in the mid-cap size group was strong with 6 sectors posting positive double-digit returns. Only the telecommunications sector struggled, losing 4.02%. Strong earnings growth and a resilient economy contributed to mid-caps' performance. Rydex Mid-Cap Growth Fund H-Class returned 19.46% over the 12 month period ending March 31, 2006.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          MID-CAP           S&P MIDCAP          S&P MID CAP
                        GROWTH FUND         400/BARRA        400/CITIGROUP PURE
        DATE              C-CLASS          GROWTH INDEX         GROWTH INDEX
    ------------        -----------        ------------      ------------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,044              10,068              10,086
      3/31/2004            10,060              10,135              10,389
      4/30/2004             9,740               9,863               9,869
      5/31/2004             9,928              10,067              10,095
      6/30/2004            10,044              10,212              10,347
      7/31/2004             9,572               9,703               9,810
      8/31/2004             9,440               9,583               9,688
      9/30/2004             9,692               9,862              10,015
     10/31/2004             9,896              10,102              10,166
     11/30/2004            10,339              10,581              10,778
     12/31/2004            10,759              11,051              11,419
      1/31/2005            10,479              10,793              11,109
      2/28/2005            10,831              11,180              11,525
      3/31/2005            10,667              11,041              11,395
      4/30/2005            10,207              10,596              10,832
      5/31/2005            10,795              11,242              11,585
      6/30/2005            10,967              11,445              11,826
      7/31/2005            11,475              12,006              12,323
      8/31/2005            11,323              11,874              11,961
      9/30/2005            11,371              11,946              12,008
     10/31/2005            11,183              11,778              11,902
     11/30/2005            11,775              12,436              12,556
     12/31/2005            11,911              12,533              12,794
      1/31/2006            12,546              13,266              13,478
      2/28/2006            12,445              13,170              13,387
      3/31/2006            12,646              13,525              13,645

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          MID-CAP           S&P MIDCAP          S&P MID CAP
                        GROWTH FUND         400/BARRA        400/CITIGROUP PURE
        DATE              H-CLASS          GROWTH INDEX         GROWTH INDEX
    ------------        -----------        ------------      ------------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004            10,044              10,068              10,086
      3/31/2004            10,068              10,135              10,389
      4/30/2004             9,756               9,863               9,869
      5/31/2004             9,952              10,067              10,095
      6/30/2004            10,076              10,212              10,347
      7/31/2004             9,612               9,703               9,810
      8/31/2004             9,480               9,583               9,688
      9/30/2004             9,732               9,862              10,015
     10/31/2004             9,944              10,102              10,166
     11/30/2004            10,395              10,581              10,778
     12/31/2004            10,823              11,051              11,419
      1/31/2005            10,551              10,793              11,109
      2/28/2005            10,907              11,180              11,525
      3/31/2005            10,751              11,041              11,395
      4/30/2005            10,291              10,596              10,832
      5/31/2005            10,891              11,242              11,585
      6/30/2005            11,071              11,445              11,826
      7/31/2005            11,595              12,006              12,323
      8/31/2005            11,447              11,874              11,961
      9/30/2005            11,499              11,946              12,008
     10/31/2005            11,315              11,778              11,902
     11/30/2005            11,927              12,436              12,556
     12/31/2005            12,067              12,533              12,794
      1/31/2006            12,722              13,266              13,478
      2/28/2006            12,625              13,170              13,387
      3/31/2006            12,838              13,525              13,645

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                  H-CLASS
                                           (09/01/04)              (02/20/04)               (02/20/04)
------------------------------------------------------------------------------------------------------------
                                                    SINCE                  SINCE                    SINCE
                                      ONE YEAR    INCEPTION   ONE YEAR   INCEPTION    ONE YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND                    19.47%       20.49%     18.55%      11.77%      19.46%       12.57%
S&P MIDCAP 400/BARRA GROWTH INDEX      22.50%       23.71%     22.50%      15.39%      22.50%       15.39%
S&P MIDCAP 400/CITIGROUP
  PURE GROWTH INDEX                    19.72%       23.36%     19.72%      15.92%      19.72%       15.92%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA GROWTH INDEX AND THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                    S&P MIDCAP
                                                                   400/CITIGROUP
                                                                    PURE GROWTH
                                   MID-CAP GROWTH FUND                 INDEX
                                   -------------------             -------------
Other                                      1%                            3%
Consumer Discretionary                    30%                           24%
Information Technology                    22%                           23%
Health Care                               16%                           17%
Industrials                               15%                           16%
Energy                                     9%                            8%
Financials                                 7%                            9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Aeropostale, Inc.                                                           2.3%
Cognizant Technology Solutions
 Corp. -- Class A                                                           2.2%
Chico's FAS, Inc.                                                           2.2%
Corporate Executive Board Co.                                               2.0%
Airtran Holdings, Inc.                                                      2.0%
GameStop Corp. -- Class A                                                   2.0%
F5 Networks, Inc.                                                           2.0%
Par Pharmaceutical Cos., Inc.                                               1.9%
Brown & Brown, Inc.                                                         1.8%
Silicon Laboratories, Inc.                                                  1.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              20.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

INCEPTION: February 20, 2004

Rydex Large-Cap Growth Fund H-Class returned 6.71% over the 12 month period ending March 31, 2006. Electronic technology, consumer nondurables and health care technology were the sectors most responsible for this positive return. The S&P 500/Citigroup Pure Growth Index delivered a 13.44% for the one-year period. The Fund underperformed its Rydex Large-Cap Value Fund cousin due, in large part, to the latter Fund's greater holdings in well-performing finance sector stocks. Small-cap indices, such as the Russell 2000 Index, have outperformed large-cap indices, such as the S&P 500 Index, over the past five years. While it is difficult to say how long this trend will continue, the valuation advantage that small-caps initially had at the start of this five-year period has narrowed considerably.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         LARGE-CAP          S&P 500/BARRA     S&P 500/CITIGROUP
                        GROWTH FUND            GROWTH            PURE GROWTH
        DATE              C-CLASS               INDEX               INDEX
    ------------        -----------         -------------     -----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004             9,948               9,956              10,005
      3/31/2004             9,672               9,723              10,033
      4/30/2004             9,572               9,662               9,857
      5/31/2004             9,700               9,816              10,094
      6/30/2004             9,844               9,985              10,180
      7/31/2004             9,364               9,513               9,647
      8/31/2004             9,312               9,485               9,569
      9/30/2004             9,288               9,508               9,960
     10/31/2004             9,400               9,655              10,113
     11/30/2004             9,674               9,960              10,666
     12/31/2004             9,986              10,316              11,072
      1/31/2005             9,718              10,064              10,778
      2/28/2005             9,926              10,306              11,016
      3/31/2005             9,722              10,124              10,796
      4/30/2005             9,510               9,947              10,446
      5/31/2005             9,786              10,266              10,953
      6/30/2005             9,650              10,138              11,232
      7/31/2005            10,034              10,575              11,646
      8/31/2005             9,902              10,461              11,589
      9/30/2005             9,938              10,521              11,627
     10/31/2005             9,758              10,355              11,361
     11/30/2005            10,106              10,751              11,805
     12/31/2005            10,059              10,673              11,881
      1/31/2006            10,388              10,873              12,299
      2/28/2006            10,199              10,834              12,096
      3/31/2006            10,307              10,985              12,248

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         LARGE-CAP          S&P 500/BARRA     S&P 500/CITIGROUP
                        GROWTH FUND            GROWTH            PURE GROWTH
        DATE              H-CLASS               INDEX               INDEX
    ------------        -----------         -------------     -----------------
      2/20/2004            10,000              10,000              10,000
      2/29/2004             9,948               9,956              10,005
      3/31/2004             9,672               9,723              10,033
      4/30/2004             9,584               9,662               9,857
      5/31/2004             9,716               9,816              10,094
      6/30/2004             9,868               9,985              10,180
      7/31/2004             9,392               9,513               9,647
      8/31/2004             9,348               9,485               9,569
      9/30/2004             9,324               9,508               9,960
     10/31/2004             9,444               9,655              10,113
     11/30/2004             9,722               9,960              10,666
     12/31/2004            10,046              10,316              11,072
      1/31/2005             9,782              10,064              10,778
      2/28/2005             9,998              10,306              11,016
      3/31/2005             9,798              10,124              10,796
      4/30/2005             9,590               9,947              10,446
      5/31/2005             9,874              10,266              10,953
      6/30/2005             9,742              10,138              11,232
      7/31/2005            10,134              10,575              11,646
      8/31/2005            10,010              10,461              11,589
      9/30/2005            10,046              10,521              11,627
     10/31/2005             9,866              10,355              11,361
     11/30/2005            10,226              10,751              11,805
     12/31/2005            10,187              10,673              11,881
      1/31/2006            10,524              10,873              12,299
      2/28/2006            10,339              10,834              12,096
      3/31/2006            10,455              10,985              12,248

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------
                                             A-CLASS                C-CLASS                  H-CLASS
                                           (09/01/04)              (02/20/04)               (02/20/04)
------------------------------------------------------------------------------------------------------------
                                                    SINCE                  SINCE                    SINCE
                                      ONE YEAR    INCEPTION   ONE YEAR   INCEPTION    ONE YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                   6.76%        7.15%      6.03%       1.45%       6.71%        2.13%
S&P 500/BARRA GROWTH INDEX              8.50%        9.54%      8.50%       4.55%       8.50%        4.55%
S&P 500/CITIGROUP PURE GROWTH INDEX    13.44%       16.48%     13.44%      10.09%      13.44%       10.09%
------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA GROWTH INDEX AND THE S&P 500/CITIGROUP PURE GROWTH INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                        S&P
                                                                   500/CITIGROUP
                                                                    PURE GROWTH
                                  LARGE-CAP GROWTH FUND                INDEX
                                  ---------------------            -------------
Other                                      6%                            12%
Consumer Discretionary                    27%                            24%
Health Care                               26%                            27%
Information Technology                    17%                            20%
Financials                                 8%                             8%
Consumer Staples                           8%                             9%
Energy                                     8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Nvidia Corp.                                                                2.2%
International Game Technology, Inc.                                         1.8%
Google, Inc. -- Class A                                                     1.6%
XTO Energy, Inc.                                                            1.6%
Express Scripts, Inc.                                                       1.4%
Autozone, Inc.                                                              1.3%
Forest Laboratories, Inc.                                                   1.3%
AmerisourceBergen Corp.                                                     1.2%
Coach, Inc.                                                                 1.2%
Fisher Scientific International, Inc.                                       1.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

--------------------------------------------------------------------------------

STRENGTHENING DOLLAR FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS DYNAMIC STRENGTHENING DOLLAR
FUND)

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index.

INCEPTION: May 25, 2005

Rydex Strengthening Dollar Fund commenced operations on May 25, 2005. During the period ended March 31, 2006, the U.S. Dollar Index gained 4.62%, representing an overall strengthening of the dollar versus foreign currencies. The Index reached its high in mid-November, as the Fed continued to raise interest rates, but then retreated a bit when it looked as though foreign banks would follow suit. The Fund achieved a daily correlation of more than .99 to its benchmark of 200% of the daily performance of the U.S. Dollar Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report. During the reporting period, Rydex Strengthening Dollar Fund H-Class returned 11.35%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           STRENGTHENING
                            DOLLAR FUND
        DATE                 C-CLASS                U.S. DOLLAR INDEX
    ------------           -------------            -----------------
      5/25/2005               10,000                      10,000
      5/26/2005               10,124                      10,058
      5/27/2005               10,044                      10,008
      5/28/2005               10,044                      10,008
      5/29/2005               10,044                      10,008
      5/30/2005               10,044                      10,068
      5/31/2005               10,336                      10,163
       6/1/2005               10,480                      10,204
       6/2/2005               10,344                      10,162
       6/3/2005               10,384                      10,196
       6/4/2005               10,384                      10,196
       6/5/2005               10,384                      10,196
       6/6/2005               10,264                      10,145
       6/7/2005               10,224                      10,132
       6/8/2005               10,368                      10,177
       6/9/2005               10,364                      10,199
      6/10/2005               10,504                      10,271
      6/11/2005               10,504                      10,271
      6/12/2005               10,504                      10,271
      6/13/2005               10,572                      10,301
      6/14/2005               10,652                      10,342
      6/15/2005               10,488                      10,263
      6/16/2005               10,484                      10,265
      6/17/2005               10,248                      10,151
      6/18/2005               10,248                      10,151
      6/19/2005               10,248                      10,151
      6/20/2005               10,548                      10,248
      6/21/2005               10,436                      10,205
      6/22/2005               10,556                      10,256
      6/23/2005               10,664                      10,321
      6/24/2005               10,580                      10,281
      6/25/2005               10,580                      10,281
      6/26/2005               10,580                      10,281
      6/27/2005               10,528                      10,243
      6/28/2005               10,676                      10,306
      6/29/2005               10,680                      10,320
      6/30/2005               10,664                      10,317
       7/1/2005               10,932                      10,438
       7/2/2005               10,932                      10,438
       7/3/2005               10,932                      10,438
       7/4/2005               10,932                      10,476
       7/5/2005               11,000                      10,474
       7/6/2005               10,992                      10,467
       7/7/2005               10,984                      10,455
       7/8/2005               10,940                      10,452
       7/9/2005               10,940                      10,452
      7/10/2005               10,940                      10,452
      7/11/2005               10,788                      10,360
      7/12/2005               10,488                      10,232
      7/13/2005               10,712                      10,336
      7/14/2005               10,764                      10,362
      7/15/2005               10,816                      10,390
      7/16/2005               10,816                      10,390
      7/17/2005               10,816                      10,390
      7/18/2005               10,824                      10,381
      7/19/2005               10,880                      10,405
      7/20/2005               10,736                      10,346
      7/21/2005               10,612                      10,299
      7/22/2005               10,820                      10,381
      7/23/2005               10,820                      10,381
      7/24/2005               10,820                      10,381
      7/25/2005               10,788                      10,373
      7/26/2005               10,900                      10,423
      7/27/2005               10,840                      10,391
      7/28/2005               10,720                      10,346
      7/29/2005               10,732                      10,347
      7/30/2005               10,732                      10,347
      7/31/2005               10,732                      10,347
       8/1/2005               10,612                      10,294
       8/2/2005               10,588                      10,279
       8/3/2005               10,420                      10,190
       8/4/2005               10,364                      10,168
       8/5/2005               10,424                      10,198
       8/6/2005               10,424                      10,198
       8/7/2005               10,424                      10,198
       8/8/2005               10,436                      10,182
       8/9/2005               10,388                      10,178
      8/10/2005               10,352                      10,146
      8/11/2005               10,172                      10,087
      8/12/2005               10,216                      10,073
      8/13/2005               10,216                      10,073
      8/14/2005               10,216                      10,073
      8/15/2005               10,292                      10,112
      8/16/2005               10,292                      10,120
      8/17/2005               10,456                      10,191
      8/18/2005               10,584                      10,255
      8/19/2005               10,580                      10,261
      8/20/2005               10,580                      10,261
      8/21/2005               10,580                      10,261
      8/22/2005               10,488                      10,207
      8/23/2005               10,472                      10,200
      8/24/2005               10,420                      10,181
      8/25/2005               10,380                      10,149
      8/26/2005               10,440                      10,175
      8/27/2005               10,440                      10,175
      8/28/2005               10,440                      10,175
      8/29/2005               10,500                      10,220
      8/30/2005               10,552                      10,232
      8/31/2005               10,352                      10,142
       9/1/2005               10,128                      10,023
       9/2/2005               10,072                       9,994
       9/3/2005               10,072                       9,994
       9/4/2005               10,072                       9,994
       9/5/2005               10,072                       9,990
       9/6/2005               10,152                      10,025
       9/7/2005               10,228                      10,072
       9/8/2005               10,240                      10,080
       9/9/2005               10,200                      10,063
      9/10/2005               10,200                      10,063
      9/11/2005               10,200                      10,063
      9/12/2005               10,384                      10,154
      9/13/2005               10,424                      10,162
      9/14/2005               10,404                      10,153
      9/15/2005               10,516                      10,206
      9/16/2005               10,480                      10,198
      9/17/2005               10,480                      10,198
      9/18/2005               10,480                      10,198
      9/19/2005               10,580                      10,242
      9/20/2005               10,636                      10,261
      9/21/2005               10,488                      10,207
      9/22/2005               10,596                      10,256
      9/23/2005               10,772                      10,340
      9/24/2005               10,772                      10,340
      9/25/2005               10,772                      10,340
      9/26/2005               10,740                      10,320
      9/27/2005               10,864                      10,376
      9/28/2005               10,820                      10,361
      9/29/2005               10,808                      10,353
      9/30/2005               10,828                      10,367
      10/1/2005               10,828                      10,367
      10/2/2005               10,828                      10,367
      10/3/2005               10,984                      10,438
      10/4/2005               10,960                      10,434
      10/5/2005               10,944                      10,420
      10/6/2005               10,628                      10,268
      10/7/2005               10,736                      10,327
      10/8/2005               10,736                      10,327
      10/9/2005               10,736                      10,327
     10/10/2005               10,808                      10,360
     10/11/2005               10,924                      10,419
     10/12/2005               10,864                      10,380
     10/13/2005               10,900                      10,401
     10/14/2005               10,796                      10,360
     10/15/2005               10,796                      10,360
     10/16/2005               10,796                      10,360
     10/17/2005               10,936                      10,400
     10/18/2005               11,016                      10,456
     10/19/2005               10,944                      10,422
     10/20/2005               10,916                      10,397
     10/21/2005               11,052                      10,459
     10/22/2005               11,052                      10,459
     10/23/2005               11,052                      10,459
     10/24/2005               10,976                      10,435
     10/25/2005               10,784                      10,335
     10/26/2005               10,872                      10,364
     10/27/2005               10,744                      10,318
     10/28/2005               10,860                      10,375
     10/29/2005               10,860                      10,375
     10/30/2005               10,860                      10,375
     10/31/2005               10,984                      10,431
      11/1/2005               10,976                      10,432
      11/2/2005               10,920                      10,390
      11/3/2005               11,084                      10,474
      11/4/2005               11,304                      10,569
      11/5/2005               11,304                      10,569
      11/6/2005               11,304                      10,569
      11/7/2005               11,320                      10,572
      11/8/2005               11,316                      10,581
      11/9/2005               11,372                      10,596
     11/10/2005               11,504                      10,664
     11/11/2005               11,440                      10,652
     11/12/2005               11,440                      10,652
     11/13/2005               11,440                      10,652
     11/14/2005               11,496                      10,669
     11/15/2005               11,468                      10,665
     11/16/2005               11,596                      10,693
     11/17/2005               11,472                      10,640
     11/18/2005               11,468                      10,646
     11/19/2005               11,468                      10,646
     11/20/2005               11,468                      10,646
     11/21/2005               11,508                      10,658
     11/22/2005               11,356                      10,596
     11/23/2005               11,332                      10,581
     11/24/2005               11,332                      10,608
     11/25/2005               11,508                      10,659
     11/26/2005               11,508                      10,659
     11/27/2005               11,508                      10,659
     11/28/2005               11,268                      10,536
     11/29/2005               11,400                      10,610
     11/30/2005               11,376                      10,605
      12/1/2005               11,456                      10,633
      12/2/2005               11,460                      10,646
      12/3/2005               11,460                      10,646
      12/4/2005               11,460                      10,646
      12/5/2005               11,348                      10,594
      12/6/2005               11,368                      10,589
      12/7/2005               11,480                      10,642
      12/8/2005               11,300                      10,569
      12/9/2005               11,312                      10,567
     12/10/2005               11,312                      10,567
     12/11/2005               11,312                      10,567
     12/12/2005               11,088                      10,460
     12/13/2005               11,116                      10,467
     12/14/2005               10,976                      10,403
     12/15/2005               11,012                      10,425
     12/16/2005               10,944                      10,389
     12/17/2005               10,944                      10,389
     12/18/2005               10,944                      10,389
     12/19/2005               10,984                      10,408
     12/20/2005               11,232                      10,513
     12/21/2005               11,280                      10,532
     12/22/2005               11,228                      10,506
     12/23/2005               11,203                      10,513
     12/24/2005               11,203                      10,513
     12/25/2005               11,203                      10,513
     12/26/2005               11,203                      10,513
     12/27/2005               11,304                      10,561
     12/28/2005               11,340                      10,563
     12/29/2005               11,316                      10,550
     12/30/2005               11,328                      10,558
     12/31/2005               11,328                      10,558
       1/1/2006               11,328                      10,558
       1/2/2006               11,328                      10,558
       1/3/2006               10,990                      10,404
       1/4/2006               10,814                      10,323
       1/5/2006               10,882                      10,345
       1/6/2006               10,757                      10,296
       1/7/2006               10,757                      10,296
       1/8/2006               10,757                      10,296
       1/9/2006               10,854                      10,336
      1/10/2006               10,870                      10,345
      1/11/2006               10,794                      10,306
      1/12/2006               10,938                      10,358
      1/13/2006               10,777                      10,294
      1/14/2006               10,777                      10,294
      1/15/2006               10,777                      10,294
      1/16/2006               10,777                      10,321
      1/17/2006               10,854                      10,342
      1/18/2006               10,890                      10,336
      1/19/2006               10,910                      10,352
      1/20/2006               10,814                      10,303
      1/21/2006               10,814                      10,303
      1/22/2006               10,814                      10,303
      1/23/2006               10,548                      10,185
      1/24/2006               10,593                      10,198
      1/25/2006               10,677                      10,229
      1/26/2006               10,721                      10,263
      1/27/2006               10,914                      10,344
      1/28/2006               10,914                      10,344
      1/29/2006               10,914                      10,344
      1/30/2006               10,942                      10,356
      1/31/2006               10,806                      10,302
       2/1/2006               10,962                      10,366
       2/2/2006               10,926                      10,354
       2/3/2006               11,067                      10,410
       2/4/2006               11,067                      10,410
       2/5/2006               11,067                      10,410
       2/6/2006               11,175                      10,456
       2/7/2006               11,139                      10,451
       2/8/2006               11,167                      10,473
       2/9/2006               11,119                      10,456
      2/10/2006               11,232                      10,486
      2/11/2006               11,232                      10,486
      2/12/2006               11,232                      10,486
      2/13/2006               11,211                      10,485
      2/14/2006               11,195                      10,485
      2/15/2006               11,276                      10,506
      2/16/2006               11,288                      10,507
      2/17/2006               11,203                      10,497
      2/18/2006               11,203                      10,497
      2/19/2006               11,203                      10,497
      2/20/2006               11,203                      10,471
      2/21/2006               11,252                      10,486
      2/22/2006               11,256                      10,500
      2/23/2006               11,187                      10,468
      2/24/2006               11,264                      10,493
      2/25/2006               11,264                      10,493
      2/26/2006               11,264                      10,493
      2/27/2006               11,272                      10,496
      2/28/2006               11,123                      10,435
       3/1/2006               11,155                      10,448
       3/2/2006               10,982                      10,372
       3/3/2006               11,011                      10,383
       3/4/2006               11,011                      10,383
       3/5/2006               11,011                      10,383
       3/6/2006               11,087                      10,410
       3/7/2006               11,308                      10,512
       3/8/2006               11,252                      10,495
       3/9/2006               11,280                      10,510
      3/10/2006               11,364                      10,521
      3/11/2006               11,364                      10,521
      3/12/2006               11,364                      10,521
      3/13/2006               11,244                      10,485
      3/14/2006               11,119                      10,423
      3/15/2006               11,047                      10,388
      3/16/2006               10,902                      10,315
      3/17/2006               10,870                      10,298
      3/18/2006               10,870                      10,298
      3/19/2006               10,870                      10,298
      3/20/2006               10,906                      10,322
      3/21/2006               11,083                      10,379
      3/22/2006               11,075                      10,390
      3/23/2006               11,228                      10,476
      3/24/2006               11,135                      10,431
      3/25/2006               11,135                      10,431
      3/26/2006               11,135                      10,431
      3/27/2006               11,163                      10,431
      3/28/2006               11,224                      10,452
      3/29/2006               11,171                      10,447
      3/30/2006               10,954                      10,352
      3/31/2006               11,075                      10,391

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           STRENGTHENING
                            DOLLAR FUND
        DATE                 H-CLASS                U.S. DOLLAR INDEX
    ------------           -------------            -----------------
      5/25/2005               10,000                      10,000
      5/26/2005               10,124                      10,058
      5/27/2005               10,044                      10,008
      5/28/2005               10,044                      10,008
      5/29/2005               10,044                      10,008
      5/30/2005               10,044                      10,068
      5/31/2005               10,336                      10,163
       6/1/2005               10,480                      10,204
       6/2/2005               10,344                      10,162
       6/3/2005               10,384                      10,196
       6/4/2005               10,384                      10,196
       6/5/2005               10,384                      10,196
       6/6/2005               10,264                      10,145
       6/7/2005               10,224                      10,132
       6/8/2005               10,364                      10,177
       6/9/2005               10,364                      10,199
      6/10/2005               10,500                      10,271
      6/11/2005               10,500                      10,271
      6/12/2005               10,500                      10,271
      6/13/2005               10,568                      10,301
      6/14/2005               10,652                      10,342
      6/15/2005               10,484                      10,263
      6/16/2005               10,484                      10,265
      6/17/2005               10,248                      10,151
      6/18/2005               10,248                      10,151
      6/19/2005               10,248                      10,151
      6/20/2005               10,548                      10,248
      6/21/2005               10,440                      10,205
      6/22/2005               10,552                      10,256
      6/23/2005               10,660                      10,321
      6/24/2005               10,576                      10,281
      6/25/2005               10,576                      10,281
      6/26/2005               10,576                      10,281
      6/27/2005               10,524                      10,243
      6/28/2005               10,672                      10,306
      6/29/2005               10,676                      10,320
      6/30/2005               10,660                      10,317
       7/1/2005               10,928                      10,438
       7/2/2005               10,928                      10,438
       7/3/2005               10,928                      10,438
       7/4/2005               10,928                      10,476
       7/5/2005               10,996                      10,474
       7/6/2005               10,988                      10,467
       7/7/2005               10,980                      10,455
       7/8/2005               10,936                      10,452
       7/9/2005               10,936                      10,452
      7/10/2005               10,936                      10,452
      7/11/2005               10,788                      10,360
      7/12/2005               10,484                      10,232
      7/13/2005               10,708                      10,336
      7/14/2005               10,764                      10,362
      7/15/2005               10,816                      10,390
      7/16/2005               10,816                      10,390
      7/17/2005               10,816                      10,390
      7/18/2005               10,824                      10,381
      7/19/2005               10,880                      10,405
      7/20/2005               10,736                      10,346
      7/21/2005               10,612                      10,299
      7/22/2005               10,820                      10,381
      7/23/2005               10,820                      10,381
      7/24/2005               10,820                      10,381
      7/25/2005               10,788                      10,373
      7/26/2005               10,900                      10,423
      7/27/2005               10,840                      10,391
      7/28/2005               10,720                      10,346
      7/29/2005               10,736                      10,347
      7/30/2005               10,736                      10,347
      7/31/2005               10,736                      10,347
       8/1/2005               10,612                      10,294
       8/2/2005               10,592                      10,279
       8/3/2005               10,424                      10,190
       8/4/2005               10,368                      10,168
       8/5/2005               10,428                      10,198
       8/6/2005               10,428                      10,198
       8/7/2005               10,428                      10,198
       8/8/2005               10,440                      10,182
       8/9/2005               10,392                      10,178
      8/10/2005               10,356                      10,146
      8/11/2005               10,172                      10,087
      8/12/2005               10,220                      10,073
      8/13/2005               10,220                      10,073
      8/14/2005               10,220                      10,073
      8/15/2005               10,296                      10,112
      8/16/2005               10,296                      10,120
      8/17/2005               10,460                      10,191
      8/18/2005               10,588                      10,255
      8/19/2005               10,588                      10,261
      8/20/2005               10,588                      10,261
      8/21/2005               10,588                      10,261
      8/22/2005               10,492                      10,207
      8/23/2005               10,476                      10,200
      8/24/2005               10,428                      10,181
      8/25/2005               10,388                      10,149
      8/26/2005               10,444                      10,175
      8/27/2005               10,444                      10,175
      8/28/2005               10,444                      10,175
      8/29/2005               10,504                      10,220
      8/30/2005               10,560                      10,232
      8/31/2005               10,356                      10,142
       9/1/2005               10,136                      10,023
       9/2/2005               10,080                       9,994
       9/3/2005               10,080                       9,994
       9/4/2005               10,080                       9,994
       9/5/2005               10,080                       9,990
       9/6/2005               10,160                      10,025
       9/7/2005               10,240                      10,072
       9/8/2005               10,248                      10,080
       9/9/2005               10,208                      10,063
      9/10/2005               10,208                      10,063
      9/11/2005               10,208                      10,063
      9/12/2005               10,392                      10,154
      9/13/2005               10,436                      10,162
      9/14/2005               10,412                      10,153
      9/15/2005               10,524                      10,206
      9/16/2005               10,488                      10,198
      9/17/2005               10,488                      10,198
      9/18/2005               10,488                      10,198
      9/19/2005               10,588                      10,242
      9/20/2005               10,644                      10,261
      9/21/2005               10,500                      10,207
      9/22/2005               10,604                      10,256
      9/23/2005               10,784                      10,340
      9/24/2005               10,784                      10,340
      9/25/2005               10,784                      10,340
      9/26/2005               10,752                      10,320
      9/27/2005               10,876                      10,376
      9/28/2005               10,832                      10,361
      9/29/2005               10,820                      10,353
      9/30/2005               10,840                      10,367
      10/1/2005               10,840                      10,367
      10/2/2005               10,840                      10,367
      10/3/2005               10,996                      10,438
      10/4/2005               10,976                      10,434
      10/5/2005               10,956                      10,420
      10/6/2005               10,644                      10,268
      10/7/2005               10,752                      10,327
      10/8/2005               10,752                      10,327
      10/9/2005               10,752                      10,327
     10/10/2005               10,820                      10,360
     10/11/2005               10,940                      10,419
     10/12/2005               10,876                      10,380
     10/13/2005               10,916                      10,401
     10/14/2005               10,812                      10,360
     10/15/2005               10,812                      10,360
     10/16/2005               10,812                      10,360
     10/17/2005               10,952                      10,400
     10/18/2005               11,036                      10,456
     10/19/2005               10,964                      10,422
     10/20/2005               10,936                      10,397
     10/21/2005               11,068                      10,459
     10/22/2005               11,068                      10,459
     10/23/2005               11,068                      10,459
     10/24/2005               10,992                      10,435
     10/25/2005               10,804                      10,335
     10/26/2005               10,892                      10,364
     10/27/2005               10,764                      10,318
     10/28/2005               10,880                      10,375
     10/29/2005               10,880                      10,375
     10/30/2005               10,880                      10,375
     10/31/2005               11,004                      10,431
      11/1/2005               10,996                      10,432
      11/2/2005               10,940                      10,390
      11/3/2005               11,104                      10,474
      11/4/2005               11,328                      10,569
      11/5/2005               11,328                      10,569
      11/6/2005               11,328                      10,569
      11/7/2005               11,344                      10,572
      11/8/2005               11,340                      10,581
      11/9/2005               11,396                      10,596
     11/10/2005               11,528                      10,664
     11/11/2005               11,464                      10,652
     11/12/2005               11,464                      10,652
     11/13/2005               11,464                      10,652
     11/14/2005               11,520                      10,669
     11/15/2005               11,492                      10,665
     11/16/2005               11,620                      10,693
     11/17/2005               11,496                      10,640
     11/18/2005               11,492                      10,646
     11/19/2005               11,492                      10,646
     11/20/2005               11,492                      10,646
     11/21/2005               11,532                      10,658
     11/22/2005               11,380                      10,596
     11/23/2005               11,360                      10,581
     11/24/2005               11,360                      10,608
     11/25/2005               11,536                      10,659
     11/26/2005               11,536                      10,659
     11/27/2005               11,536                      10,659
     11/28/2005               11,296                      10,536
     11/29/2005               11,424                      10,610
     11/30/2005               11,400                      10,605
      12/1/2005               11,484                      10,633
      12/2/2005               11,488                      10,646
      12/3/2005               11,488                      10,646
      12/4/2005               11,488                      10,646
      12/5/2005               11,372                      10,594
      12/6/2005               11,396                      10,589
      12/7/2005               11,508                      10,642
      12/8/2005               11,328                      10,569
      12/9/2005               11,340                      10,567
     12/10/2005               11,340                      10,567
     12/11/2005               11,340                      10,567
     12/12/2005               11,116                      10,460
     12/13/2005               11,144                      10,467
     12/14/2005               11,004                      10,403
     12/15/2005               11,040                      10,425
     12/16/2005               10,972                      10,389
     12/17/2005               10,972                      10,389
     12/18/2005               10,972                      10,389
     12/19/2005               11,016                      10,408
     12/20/2005               11,264                      10,513
     12/21/2005               11,308                      10,532
     12/22/2005               11,256                      10,506
     12/23/2005               11,235                      10,513
     12/24/2005               11,235                      10,513
     12/25/2005               11,235                      10,513
     12/26/2005               11,235                      10,513
     12/27/2005               11,336                      10,561
     12/28/2005               11,376                      10,563
     12/29/2005               11,348                      10,550
     12/30/2005               11,364                      10,558
     12/31/2005               11,364                      10,558
       1/1/2006               11,364                      10,558
       1/2/2006               11,364                      10,558
       1/3/2006               11,022                      10,404
       1/4/2006               10,846                      10,323
       1/5/2006               10,914                      10,345
       1/6/2006               10,793                      10,296
       1/7/2006               10,793                      10,296
       1/8/2006               10,793                      10,296
       1/9/2006               10,886                      10,336
      1/10/2006               10,902                      10,345
      1/11/2006               10,830                      10,306
      1/12/2006               10,974                      10,358
      1/13/2006               10,813                      10,294
      1/14/2006               10,813                      10,294
      1/15/2006               10,813                      10,294
      1/16/2006               10,813                      10,321
      1/17/2006               10,890                      10,342
      1/18/2006               10,926                      10,336
      1/19/2006               10,946                      10,352
      1/20/2006               10,854                      10,303
      1/21/2006               10,854                      10,303
      1/22/2006               10,854                      10,303
      1/23/2006               10,584                      10,185
      1/24/2006               10,633                      10,198
      1/25/2006               10,717                      10,229
      1/26/2006               10,761                      10,263
      1/27/2006               10,954                      10,344
      1/28/2006               10,954                      10,344
      1/29/2006               10,954                      10,344
      1/30/2006               10,978                      10,356
      1/31/2006               10,846                      10,302
       2/1/2006               11,002                      10,366
       2/2/2006               10,966                      10,354
       2/3/2006               11,111                      10,410
       2/4/2006               11,111                      10,410
       2/5/2006               11,111                      10,410
       2/6/2006               11,215                      10,456
       2/7/2006               11,183                      10,451
       2/8/2006               11,215                      10,473
       2/9/2006               11,167                      10,456
      2/10/2006               11,280                      10,486
      2/11/2006               11,280                      10,486
      2/12/2006               11,280                      10,486
      2/13/2006               11,260                      10,485
      2/14/2006               11,243                      10,485
      2/15/2006               11,324                      10,506
      2/16/2006               11,336                      10,507
      2/17/2006               11,251                      10,497
      2/18/2006               11,251                      10,497
      2/19/2006               11,251                      10,497
      2/20/2006               11,251                      10,471
      2/21/2006               11,300                      10,486
      2/22/2006               11,304                      10,500
      2/23/2006               11,235                      10,468
      2/24/2006               11,312                      10,493
      2/25/2006               11,312                      10,493
      2/26/2006               11,312                      10,493
      2/27/2006               11,324                      10,496
      2/28/2006               11,171                      10,435
       3/1/2006               11,207                      10,448
       3/2/2006               11,030                      10,372
       3/3/2006               11,063                      10,383
       3/4/2006               11,063                      10,383
       3/5/2006               11,063                      10,383
       3/6/2006               11,139                      10,410
       3/7/2006               11,360                      10,512
       3/8/2006               11,304                      10,495
       3/9/2006               11,336                      10,510
      3/10/2006               11,420                      10,521
      3/11/2006               11,420                      10,521
      3/12/2006               11,420                      10,521
      3/13/2006               11,296                      10,485
      3/14/2006               11,175                      10,423
      3/15/2006               11,099                      10,388
      3/16/2006               10,954                      10,315
      3/17/2006               10,922                      10,298
      3/18/2006               10,922                      10,298
      3/19/2006               10,922                      10,298
      3/20/2006               10,962                      10,322
      3/21/2006               11,139                      10,379
      3/22/2006               11,131                      10,390
      3/23/2006               11,288                      10,476
      3/24/2006               11,195                      10,431
      3/25/2006               11,195                      10,431
      3/26/2006               11,195                      10,431
      3/27/2006               11,223                      10,431
      3/28/2006               11,284                      10,452
      3/29/2006               11,231                      10,447
      3/30/2006               11,010                      10,352
      3/31/2006               11,135                      10,391

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

--------------------------------------------------------------------------------
                                  A-CLASS          C-CLASS              H-CLASS
                                (05/25/05)        (05/25/05)           (05/25/05
--------------------------------------------------------------------------------
                                   SINCE            SINCE                SINCE
                                 INCEPTION        INCEPTION            INCEPTION
--------------------------------------------------------------------------------
STRENGTHENING DOLLAR FUND         11.47%            10.75%              11.35%
U.S. DOLLAR INDEX                  4.62%             4.62%               4.62%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S. DOLLAR INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        STRENGTHENING
                                         DOLLAR FUND           U.S. DOLLAR INDEX
                                        -------------          -----------------
Other                                                                 8%
Euro                                                                 58%
Japanese Yen                                                         14%
British Pound                                                        12%
Canadian Dollar                                                       8%
Futures Contracts                            7%
Currency Index Swap Agreements             191%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 25, 2005
C-Class                                                             May 25, 2005
H-Class                                                             May 25, 2005

The Fund invests principally in derivative investments; such as currency index swap agreements, futures contracts, and options on index futures.


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

WEAKENING DOLLAR FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS DYNAMIC WEAKENING DOLLAR FUND)

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S Dollar Index.

INCEPTION: May 25, 2005

Rydex Weakening Dollar Fund commenced operations on May 25, 2005. During the period ended March 31, 2006, the U.S. Dollar Index gained 4.62%, representing an overall strengthening of the dollar versus foreign currencies. The Index reached its high in mid-November, as the Fed continued to raise interest rates, but then retreated a bit when it looked as though foreign banks would follow suit. The Fund achieved a daily correlation of more than .99 to its benchmark of -200% of the daily performance of the U.S. Dollar Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report. During the period, Rydex Weakening Dollar Fund H-Class lost 8.69%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          WEAKENING DOLLAR
                               FUND
        DATE                  C-CLASS               U.S. DOLLAR INDEX
    ------------          ----------------          -----------------
      5/25/2005               10,000                      10,000
      5/26/2005                9,876                      10,058
      5/27/2005                9,960                      10,008
      5/28/2005                9,960                      10,008
      5/29/2005                9,960                      10,008
      5/30/2005                9,960                      10,068
      5/31/2005                9,664                      10,163
       6/1/2005                9,528                      10,204
       6/2/2005                9,656                      10,162
       6/3/2005                9,616                      10,196
       6/4/2005                9,616                      10,196
       6/5/2005                9,616                      10,196
       6/6/2005                9,728                      10,145
       6/7/2005                9,764                      10,132
       6/8/2005                9,624                      10,177
       6/9/2005                9,628                      10,199
      6/10/2005                9,500                      10,271
      6/11/2005                9,500                      10,271
      6/12/2005                9,500                      10,271
      6/13/2005                9,432                      10,301
      6/14/2005                9,360                      10,342
      6/15/2005                9,504                      10,263
      6/16/2005                9,508                      10,265
      6/17/2005                9,716                      10,151
      6/18/2005                9,716                      10,151
      6/19/2005                9,716                      10,151
      6/20/2005                9,504                      10,248
      6/21/2005                9,600                      10,205
      6/22/2005                9,496                      10,256
      6/23/2005                9,400                      10,321
      6/24/2005                9,472                      10,281
      6/25/2005                9,472                      10,281
      6/26/2005                9,472                      10,281
      6/27/2005                9,520                      10,243
      6/28/2005                9,384                      10,306
      6/29/2005                9,380                      10,320
      6/30/2005                9,396                      10,317
       7/1/2005                9,164                      10,438
       7/2/2005                9,164                      10,438
       7/3/2005                9,164                      10,438
       7/4/2005                9,164                      10,476
       7/5/2005                9,108                      10,474
       7/6/2005                9,116                      10,467
       7/7/2005                9,120                      10,455
       7/8/2005                9,160                      10,452
       7/9/2005                9,160                      10,452
      7/10/2005                9,160                      10,452
      7/11/2005                9,284                      10,360
      7/12/2005                9,544                      10,232
      7/13/2005                9,344                      10,336
      7/14/2005                9,300                      10,362
      7/15/2005                9,256                      10,390
      7/16/2005                9,256                      10,390
      7/17/2005                9,256                      10,390
      7/18/2005                9,248                      10,381
      7/19/2005                9,200                      10,405
      7/20/2005                9,320                      10,346
      7/21/2005                9,428                      10,299
      7/22/2005                9,252                      10,381
      7/23/2005                9,252                      10,381
      7/24/2005                9,252                      10,381
      7/25/2005                9,276                      10,373
      7/26/2005                9,184                      10,423
      7/27/2005                9,236                      10,391
      7/28/2005                9,340                      10,346
      7/29/2005                9,328                      10,347
      7/30/2005                9,328                      10,347
      7/31/2005                9,328                      10,347
       8/1/2005                9,436                      10,294
       8/2/2005                9,456                      10,279
       8/3/2005                9,608                      10,190
       8/4/2005                9,664                      10,168
       8/5/2005                9,608                      10,198
       8/6/2005                9,608                      10,198
       8/7/2005                9,608                      10,198
       8/8/2005                9,592                      10,182
       8/9/2005                9,640                      10,178
      8/10/2005                9,676                      10,146
      8/11/2005                9,840                      10,087
      8/12/2005                9,808                      10,073
      8/13/2005                9,808                      10,073
      8/14/2005                9,808                      10,073
      8/15/2005                9,732                      10,112
      8/16/2005                9,740                      10,120
      8/17/2005                9,584                      10,191
      8/18/2005                9,460                      10,255
      8/19/2005                9,464                      10,261
      8/20/2005                9,464                      10,261
      8/21/2005                9,464                      10,261
      8/22/2005                9,556                      10,207
      8/23/2005                9,572                      10,200
      8/24/2005                9,616                      10,181
      8/25/2005                9,656                      10,149
      8/26/2005                9,604                      10,175
      8/27/2005                9,604                      10,175
      8/28/2005                9,604                      10,175
      8/29/2005                9,548                      10,220
      8/30/2005                9,500                      10,232
      8/31/2005                9,684                      10,142
       9/1/2005                9,888                      10,023
       9/2/2005                9,944                       9,994
       9/3/2005                9,944                       9,994
       9/4/2005                9,944                       9,994
       9/5/2005                9,944                       9,990
       9/6/2005                9,868                      10,025
       9/7/2005                9,792                      10,072
       9/8/2005                9,784                      10,080
       9/9/2005                9,824                      10,063
      9/10/2005                9,824                      10,063
      9/11/2005                9,824                      10,063
      9/12/2005                9,652                      10,154
      9/13/2005                9,612                      10,162
      9/14/2005                9,632                      10,153
      9/15/2005                9,528                      10,206
      9/16/2005                9,560                      10,198
      9/17/2005                9,560                      10,198
      9/18/2005                9,560                      10,198
      9/19/2005                9,468                      10,242
      9/20/2005                9,416                      10,261
      9/21/2005                9,552                      10,207
      9/22/2005                9,456                      10,256
      9/23/2005                9,288                      10,340
      9/24/2005                9,288                      10,340
      9/25/2005                9,288                      10,340
      9/26/2005                9,316                      10,320
      9/27/2005                9,204                      10,376
      9/28/2005                9,244                      10,361
      9/29/2005                9,252                      10,353
      9/30/2005                9,236                      10,367
      10/1/2005                9,236                      10,367
      10/2/2005                9,236                      10,367
      10/3/2005                9,104                      10,438
      10/4/2005                9,124                      10,434
      10/5/2005                9,140                      10,420
      10/6/2005                9,404                      10,268
      10/7/2005                9,312                      10,327
      10/8/2005                9,312                      10,327
      10/9/2005                9,312                      10,327
     10/10/2005                9,252                      10,360
     10/11/2005                9,152                      10,419
     10/12/2005                9,208                      10,380
     10/13/2005                9,176                      10,401
     10/14/2005                9,268                      10,360
     10/15/2005                9,268                      10,360
     10/16/2005                9,268                      10,360
     10/17/2005                9,148                      10,400
     10/18/2005                9,080                      10,456
     10/19/2005                9,144                      10,422
     10/20/2005                9,168                      10,397
     10/21/2005                9,056                      10,459
     10/22/2005                9,056                      10,459
     10/23/2005                9,056                      10,459
     10/24/2005                9,120                      10,435
     10/25/2005                9,280                      10,335
     10/26/2005                9,204                      10,364
     10/27/2005                9,312                      10,318
     10/28/2005                9,216                      10,375
     10/29/2005                9,216                      10,375
     10/30/2005                9,216                      10,375
     10/31/2005                9,112                      10,431
      11/1/2005                9,120                      10,432
      11/2/2005                9,168                      10,390
      11/3/2005                9,032                      10,474
      11/4/2005                8,852                      10,569
      11/5/2005                8,852                      10,569
      11/6/2005                8,852                      10,569
      11/7/2005                8,840                      10,572
      11/8/2005                8,848                      10,581
      11/9/2005                8,804                      10,596
     11/10/2005                8,700                      10,664
     11/11/2005                8,752                      10,652
     11/12/2005                8,752                      10,652
     11/13/2005                8,752                      10,652
     11/14/2005                8,708                      10,669
     11/15/2005                8,732                      10,665
     11/16/2005                8,632                      10,693
     11/17/2005                8,728                      10,640
     11/18/2005                8,732                      10,646
     11/19/2005                8,732                      10,646
     11/20/2005                8,732                      10,646
     11/21/2005                8,700                      10,658
     11/22/2005                8,820                      10,596
     11/23/2005                8,840                      10,581
     11/24/2005                8,840                      10,608
     11/25/2005                8,704                      10,659
     11/26/2005                8,704                      10,659
     11/27/2005                8,704                      10,659
     11/28/2005                8,880                      10,536
     11/29/2005                8,780                      10,610
     11/30/2005                8,800                      10,605
      12/1/2005                8,740                      10,633
      12/2/2005                8,740                      10,646
      12/3/2005                8,740                      10,646
      12/4/2005                8,740                      10,646
      12/5/2005                8,820                      10,594
      12/6/2005                8,816                      10,589
      12/7/2005                8,728                      10,642
      12/8/2005                8,868                      10,569
      12/9/2005                8,860                      10,567
     12/10/2005                8,860                      10,567
     12/11/2005                8,860                      10,567
     12/12/2005                9,040                      10,460
     12/13/2005                9,016                      10,467
     12/14/2005                9,128                      10,403
     12/15/2005                9,100                      10,425
     12/16/2005                9,156                      10,389
     12/17/2005                9,156                      10,389
     12/18/2005                9,156                      10,389
     12/19/2005                9,124                      10,408
     12/20/2005                8,920                      10,513
     12/21/2005                8,884                      10,532
     12/22/2005                8,924                      10,506
     12/23/2005                8,946                      10,513
     12/24/2005                8,946                      10,513
     12/25/2005                8,946                      10,513
     12/26/2005                8,946                      10,513
     12/27/2005                8,866                      10,561
     12/28/2005                8,838                      10,563
     12/29/2005                8,862                      10,550
     12/30/2005                8,850                      10,558
     12/31/2005                8,850                      10,558
       1/1/2006                8,850                      10,558
       1/2/2006                8,850                      10,558
       1/3/2006                9,119                      10,404
       1/4/2006                9,264                      10,323
       1/5/2006                9,212                      10,345
       1/6/2006                9,316                      10,296
       1/7/2006                9,316                      10,296
       1/8/2006                9,316                      10,296
       1/9/2006                9,236                      10,336
      1/10/2006                9,224                      10,345
      1/11/2006                9,288                      10,306
      1/12/2006                9,168                      10,358
      1/13/2006                9,304                      10,294
      1/14/2006                9,304                      10,294
      1/15/2006                9,304                      10,294
      1/16/2006                9,304                      10,321
      1/17/2006                9,240                      10,342
      1/18/2006                9,204                      10,336
      1/19/2006                9,192                      10,352
      1/20/2006                9,272                      10,303
      1/21/2006                9,272                      10,303
      1/22/2006                9,272                      10,303
      1/23/2006                9,506                      10,185
      1/24/2006                9,465                      10,198
      1/25/2006                9,393                      10,229
      1/26/2006                9,357                      10,263
      1/27/2006                9,192                      10,344
      1/28/2006                9,192                      10,344
      1/29/2006                9,192                      10,344
      1/30/2006                9,172                      10,356
      1/31/2006                9,284                      10,302
       2/1/2006                9,147                      10,366
       2/2/2006                9,180                      10,354
       2/3/2006                9,067                      10,410
       2/4/2006                9,067                      10,410
       2/5/2006                9,067                      10,410
       2/6/2006                8,974                      10,456
       2/7/2006                9,003                      10,451
       2/8/2006                8,978                      10,473
       2/9/2006                9,019                      10,456
      2/10/2006                8,930                      10,486
      2/11/2006                8,930                      10,486
      2/12/2006                8,930                      10,486
      2/13/2006                8,946                      10,485
      2/14/2006                8,962                      10,485
      2/15/2006                8,898                      10,506
      2/16/2006                8,890                      10,507
      2/17/2006                8,962                      10,497
      2/18/2006                8,962                      10,497
      2/19/2006                8,962                      10,497
      2/20/2006                8,962                      10,471
      2/21/2006                8,926                      10,486
      2/22/2006                8,922                      10,500
      2/23/2006                8,974                      10,468
      2/24/2006                8,918                      10,493
      2/25/2006                8,918                      10,493
      2/26/2006                8,918                      10,493
      2/27/2006                8,910                      10,496
      2/28/2006                9,031                      10,435
       3/1/2006                9,003                      10,448
       3/2/2006                9,143                      10,372
       3/3/2006                9,123                      10,383
       3/4/2006                9,123                      10,383
       3/5/2006                9,123                      10,383
       3/6/2006                9,059                      10,410
       3/7/2006                8,878                      10,512
       3/8/2006                8,926                      10,495
       3/9/2006                8,902                      10,510
      3/10/2006                8,842                      10,521
      3/11/2006                8,842                      10,521
      3/12/2006                8,842                      10,521
      3/13/2006                8,938                      10,485
      3/14/2006                9,035                      10,423
      3/15/2006                9,095                      10,388
      3/16/2006                9,216                      10,315
      3/17/2006                9,248                      10,298
      3/18/2006                9,248                      10,298
      3/19/2006                9,248                      10,298
      3/20/2006                9,216                      10,322
      3/21/2006                9,063                      10,379
      3/22/2006                9,071                      10,390
      3/23/2006                8,946                      10,476
      3/24/2006                9,023                      10,431
      3/25/2006                9,023                      10,431
      3/26/2006                9,023                      10,431
      3/27/2006                8,995                      10,431
      3/28/2006                8,950                      10,452
      3/29/2006                8,991                      10,447
      3/30/2006                9,168                      10,352
      3/31/2006                9,075                      10,391

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          WEAKENING DOLLAR
                               FUND
        DATE                  H-CLASS               U.S. DOLLAR INDEX
    ------------          ----------------          -----------------
      5/25/2005               10,000                      10,000
      5/26/2005                9,876                      10,058
      5/27/2005                9,960                      10,008
      5/28/2005                9,960                      10,008
      5/29/2005                9,960                      10,008
      5/30/2005                9,960                      10,068
      5/31/2005                9,664                      10,163
       6/1/2005                9,528                      10,204
       6/2/2005                9,656                      10,162
       6/3/2005                9,620                      10,196
       6/4/2005                9,620                      10,196
       6/5/2005                9,620                      10,196
       6/6/2005                9,728                      10,145
       6/7/2005                9,768                      10,132
       6/8/2005                9,628                      10,177
       6/9/2005                9,632                      10,199
      6/10/2005                9,504                      10,271
      6/11/2005                9,504                      10,271
      6/12/2005                9,504                      10,271
      6/13/2005                9,436                      10,301
      6/14/2005                9,364                      10,342
      6/15/2005                9,512                      10,263
      6/16/2005                9,516                      10,265
      6/17/2005                9,724                      10,151
      6/18/2005                9,724                      10,151
      6/19/2005                9,724                      10,151
      6/20/2005                9,512                      10,248
      6/21/2005                9,604                      10,205
      6/22/2005                9,500                      10,256
      6/23/2005                9,404                      10,321
      6/24/2005                9,480                      10,281
      6/25/2005                9,480                      10,281
      6/26/2005                9,480                      10,281
      6/27/2005                9,528                      10,243
      6/28/2005                9,392                      10,306
      6/29/2005                9,388                      10,320
      6/30/2005                9,404                      10,317
       7/1/2005                9,176                      10,438
       7/2/2005                9,176                      10,438
       7/3/2005                9,176                      10,438
       7/4/2005                9,176                      10,476
       7/5/2005                9,116                      10,474
       7/6/2005                9,124                      10,467
       7/7/2005                9,132                      10,455
       7/8/2005                9,168                      10,452
       7/9/2005                9,168                      10,452
      7/10/2005                9,168                      10,452
      7/11/2005                9,296                      10,360
      7/12/2005                9,552                      10,232
      7/13/2005                9,352                      10,336
      7/14/2005                9,308                      10,362
      7/15/2005                9,264                      10,390
      7/16/2005                9,264                      10,390
      7/17/2005                9,264                      10,390
      7/18/2005                9,260                      10,381
      7/19/2005                9,212                      10,405
      7/20/2005                9,328                      10,346
      7/21/2005                9,436                      10,299
      7/22/2005                9,264                      10,381
      7/23/2005                9,264                      10,381
      7/24/2005                9,264                      10,381
      7/25/2005                9,288                      10,373
      7/26/2005                9,196                      10,423
      7/27/2005                9,248                      10,391
      7/28/2005                9,352                      10,346
      7/29/2005                9,340                      10,347
      7/30/2005                9,340                      10,347
      7/31/2005                9,340                      10,347
       8/1/2005                9,448                      10,294
       8/2/2005                9,468                      10,279
       8/3/2005                9,620                      10,190
       8/4/2005                9,676                      10,168
       8/5/2005                9,620                      10,198
       8/6/2005                9,620                      10,198
       8/7/2005                9,620                      10,198
       8/8/2005                9,608                      10,182
       8/9/2005                9,652                      10,178
      8/10/2005                9,688                      10,146
      8/11/2005                9,856                      10,087
      8/12/2005                9,820                      10,073
      8/13/2005                9,820                      10,073
      8/14/2005                9,820                      10,073
      8/15/2005                9,748                      10,112
      8/16/2005                9,756                      10,120
      8/17/2005                9,596                      10,191
      8/18/2005                9,476                      10,255
      8/19/2005                9,480                      10,261
      8/20/2005                9,480                      10,261
      8/21/2005                9,480                      10,261
      8/22/2005                9,572                      10,207
      8/23/2005                9,588                      10,200
      8/24/2005                9,636                      10,181
      8/25/2005                9,672                      10,149
      8/26/2005                9,620                      10,175
      8/27/2005                9,620                      10,175
      8/28/2005                9,620                      10,175
      8/29/2005                9,564                      10,220
      8/30/2005                9,516                      10,232
      8/31/2005                9,704                      10,142
       9/1/2005                9,908                      10,023
       9/2/2005                9,964                       9,994
       9/3/2005                9,964                       9,994
       9/4/2005                9,964                       9,994
       9/5/2005                9,964                       9,990
       9/6/2005                9,888                      10,025
       9/7/2005                9,812                      10,072
       9/8/2005                9,804                      10,080
       9/9/2005                9,844                      10,063
      9/10/2005                9,844                      10,063
      9/11/2005                9,844                      10,063
      9/12/2005                9,672                      10,154
      9/13/2005                9,632                      10,162
      9/14/2005                9,652                      10,153
      9/15/2005                9,548                      10,206
      9/16/2005                9,584                      10,198
      9/17/2005                9,584                      10,198
      9/18/2005                9,584                      10,198
      9/19/2005                9,492                      10,242
      9/20/2005                9,440                      10,261
      9/21/2005                9,572                      10,207
      9/22/2005                9,476                      10,256
      9/23/2005                9,308                      10,340
      9/24/2005                9,308                      10,340
      9/25/2005                9,308                      10,340
      9/26/2005                9,340                      10,320
      9/27/2005                9,228                      10,376
      9/28/2005                9,264                      10,361
      9/29/2005                9,276                      10,353
      9/30/2005                9,260                      10,367
      10/1/2005                9,260                      10,367
      10/2/2005                9,260                      10,367
      10/3/2005                9,128                      10,438
      10/4/2005                9,148                      10,434
      10/5/2005                9,164                      10,420
      10/6/2005                9,432                      10,268
      10/7/2005                9,340                      10,327
      10/8/2005                9,340                      10,327
      10/9/2005                9,340                      10,327
     10/10/2005                9,280                      10,360
     10/11/2005                9,180                      10,419
     10/12/2005                9,232                      10,380
     10/13/2005                9,200                      10,401
     10/14/2005                9,292                      10,360
     10/15/2005                9,292                      10,360
     10/16/2005                9,292                      10,360
     10/17/2005                9,172                      10,400
     10/18/2005                9,108                      10,456
     10/19/2005                9,168                      10,422
     10/20/2005                9,192                      10,397
     10/21/2005                9,080                      10,459
     10/22/2005                9,080                      10,459
     10/23/2005                9,080                      10,459
     10/24/2005                9,144                      10,435
     10/25/2005                9,304                      10,335
     10/26/2005                9,228                      10,364
     10/27/2005                9,340                      10,318
     10/28/2005                9,244                      10,375
     10/29/2005                9,244                      10,375
     10/30/2005                9,244                      10,375
     10/31/2005                9,136                      10,431
      11/1/2005                9,148                      10,432
      11/2/2005                9,196                      10,390
      11/3/2005                9,056                      10,474
      11/4/2005                8,880                      10,569
      11/5/2005                8,880                      10,569
      11/6/2005                8,880                      10,569
      11/7/2005                8,868                      10,572
      11/8/2005                8,872                      10,581
      11/9/2005                8,828                      10,596
     11/10/2005                8,728                      10,664
     11/11/2005                8,780                      10,652
     11/12/2005                8,780                      10,652
     11/13/2005                8,780                      10,652
     11/14/2005                8,736                      10,669
     11/15/2005                8,760                      10,665
     11/16/2005                8,660                      10,693
     11/17/2005                8,756                      10,640
     11/18/2005                8,760                      10,646
     11/19/2005                8,760                      10,646
     11/20/2005                8,760                      10,646
     11/21/2005                8,732                      10,658
     11/22/2005                8,848                      10,596
     11/23/2005                8,872                      10,581
     11/24/2005                8,872                      10,608
     11/25/2005                8,732                      10,659
     11/26/2005                8,732                      10,659
     11/27/2005                8,732                      10,659
     11/28/2005                8,912                      10,536
     11/29/2005                8,812                      10,610
     11/30/2005                8,832                      10,605
      12/1/2005                8,772                      10,633
      12/2/2005                8,768                      10,646
      12/3/2005                8,768                      10,646
      12/4/2005                8,768                      10,646
      12/5/2005                8,852                      10,594
      12/6/2005                8,848                      10,589
      12/7/2005                8,760                      10,642
      12/8/2005                8,900                      10,569
      12/9/2005                8,896                      10,567
     12/10/2005                8,896                      10,567
     12/11/2005                8,896                      10,567
     12/12/2005                9,072                      10,460
     12/13/2005                9,048                      10,467
     12/14/2005                9,164                      10,403
     12/15/2005                9,136                      10,425
     12/16/2005                9,192                      10,389
     12/17/2005                9,192                      10,389
     12/18/2005                9,192                      10,389
     12/19/2005                9,160                      10,408
     12/20/2005                8,956                      10,513
     12/21/2005                8,920                      10,532
     12/22/2005                8,960                      10,506
     12/23/2005                8,982                      10,513
     12/24/2005                8,982                      10,513
     12/25/2005                8,982                      10,513
     12/26/2005                8,982                      10,513
     12/27/2005                8,902                      10,561
     12/28/2005                8,874                      10,563
     12/29/2005                8,898                      10,550
     12/30/2005                8,890                      10,558
     12/31/2005                8,890                      10,558
       1/1/2006                8,890                      10,558
       1/2/2006                8,890                      10,558
       1/3/2006                9,159                      10,404
       1/4/2006                9,304                      10,323
       1/5/2006                9,252                      10,345
       1/6/2006                9,356                      10,296
       1/7/2006                9,356                      10,296
       1/8/2006                9,356                      10,296
       1/9/2006                9,280                      10,336
      1/10/2006                9,268                      10,345
      1/11/2006                9,332                      10,306
      1/12/2006                9,208                      10,358
      1/13/2006                9,348                      10,294
      1/14/2006                9,348                      10,294
      1/15/2006                9,348                      10,294
      1/16/2006                9,348                      10,321
      1/17/2006                9,280                      10,342
      1/18/2006                9,248                      10,336
      1/19/2006                9,236                      10,352
      1/20/2006                9,316                      10,303
      1/21/2006                9,316                      10,303
      1/22/2006                9,316                      10,303
      1/23/2006                9,554                      10,185
      1/24/2006                9,513                      10,198
      1/25/2006                9,441                      10,229
      1/26/2006                9,405                      10,263
      1/27/2006                9,240                      10,344
      1/28/2006                9,240                      10,344
      1/29/2006                9,240                      10,344
      1/30/2006                9,216                      10,356
      1/31/2006                9,332                      10,302
       2/1/2006                9,196                      10,366
       2/2/2006                9,228                      10,354
       2/3/2006                9,111                      10,410
       2/4/2006                9,111                      10,410
       2/5/2006                9,111                      10,410
       2/6/2006                9,022                      10,456
       2/7/2006                9,051                      10,451
       2/8/2006                9,027                      10,473
       2/9/2006                9,067                      10,456
      2/10/2006                8,982                      10,486
      2/11/2006                8,982                      10,486
      2/12/2006                8,982                      10,486
      2/13/2006                8,994                      10,485
      2/14/2006                9,010                      10,485
      2/15/2006                8,946                      10,506
      2/16/2006                8,938                      10,507
      2/17/2006                9,014                      10,497
      2/18/2006                9,014                      10,497
      2/19/2006                9,014                      10,497
      2/20/2006                9,014                      10,471
      2/21/2006                8,974                      10,486
      2/22/2006                8,974                      10,500
      2/23/2006                9,027                      10,468
      2/24/2006                8,966                      10,493
      2/25/2006                8,966                      10,493
      2/26/2006                8,966                      10,493
      2/27/2006                8,962                      10,496
      2/28/2006                9,083                      10,435
       3/1/2006                9,055                      10,448
       3/2/2006                9,196                      10,372
       3/3/2006                9,175                      10,383
       3/4/2006                9,175                      10,383
       3/5/2006                9,175                      10,383
       3/6/2006                9,115                      10,410
       3/7/2006                8,930                      10,512
       3/8/2006                8,978                      10,495
       3/9/2006                8,954                      10,510
      3/10/2006                8,894                      10,521
      3/11/2006                8,894                      10,521
      3/12/2006                8,894                      10,521
      3/13/2006                8,990                      10,485
      3/14/2006                9,091                      10,423
      3/15/2006                9,151                      10,388
      3/16/2006                9,272                      10,315
      3/17/2006                9,304                      10,298
      3/18/2006                9,304                      10,298
      3/19/2006                9,304                      10,298
      3/20/2006                9,272                      10,322
      3/21/2006                9,123                      10,379
      3/22/2006                9,127                      10,390
      3/23/2006                9,002                      10,476
      3/24/2006                9,079                      10,431
      3/25/2006                9,079                      10,431
      3/26/2006                9,079                      10,431
      3/27/2006                9,051                      10,431
      3/28/2006                9,006                      10,452
      3/29/2006                9,051                      10,447
      3/30/2006                9,228                      10,352
      3/31/2006                9,131                      10,391

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

--------------------------------------------------------------------------------
                                  A-CLASS          C-CLASS              H-CLASS
                                (05/25/05)        (05/25/05)           (05/25/05
--------------------------------------------------------------------------------
                                   SINCE            SINCE                SINCE
                                 INCEPTION        INCEPTION            INCEPTION
--------------------------------------------------------------------------------
WEAKENING DOLLAR FUND             -8.65%            -9.25%              -8.69%
U.S. DOLLAR INDEX                  4.62%             4.62%               4.62%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S DOLLAR INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                            WEAKENING DOLLAR
                                                  FUND         U.S. DOLLAR INDEX
                                            ----------------   -----------------
Other                                                                 8%
Euro                                                                 58%
Japanese Yen                                                         14%
British Pound                                                        12%
Canadian Dollar                                                       8%
Swedish Krona
Swiss Franc
Futures Contracts Short Sales                      -3%
Currency Index Swap Agreements Short Sales       -197%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 25, 2005
C-Class                                                             May 25, 2005
H-Class                                                             May 25, 2005

The Fund invests principally in derivative investments; such as currency index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity by investing in securities issued by the U.S. Government, its agencies or instrumentalities.

INCEPTION: December 1, 1993

Throughout this period of rising oil prices, hurricane disasters and inconsistent economic data, the Federal Reserve held to its objective to sustain economic growth and contain inflation by raising its target rate eight times to 4.75% from 2.75%. On January 31, 2006, Alan Greenspan chaired his final Federal Open Market Committee meeting and passed the torch to the newly confirmed Fed Chairman, Ben Bernanke. A smooth transition calmed market uncertainty and each Fed rate increase provided more attractive money market yields. For the one year period ending March 31, 2005, Rydex U.S. Government Money Market Fund Investor Class returned 2.79%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------------
                                  INVESTOR CLASS                   ADVISOR CLASS                A-CLASS              C-CLASS
                                    (12/01/93)                      (04/01/98)                (03/31/04)            (10/19/00)
------------------------------------------------------------------------------------------------------------------------------------
                            ONE   FIVE    TEN    SINCE      ONE   FIVE    TEN     SINCE      ONE    SINCE      ONE   FIVE    SINCE
                           YEAR   YEAR   YEAR  INCEPTION   YEAR   YEAR   YEAR*  INCEPTION*  YEAR  INCEPTION   YEAR   YEAR  INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY
  MARKET FUND              2.79%  1.36%  3.00%   3.18%     2.28%  0.96%  2.57%     2.74%    2.51%   1.55%     1.76%  0.67%   0.98%
------------------------------------------------------------------------------------------------------------------------------------

* REPRESENTS SYNTHETIC RETURNS AND ARE AS-OF THE COMMENCEMENT OF THE FUND; DECEMBER 1, 1993. ADVISOR CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 1998.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                         U.S. GOVERNMENT MONEY
                                              MARKET FUND
                                         ---------------------
Federal Home Loan Bank                           33%
Freddie Mac                                      28%
Farmer Mac                                       20%
Federal Farm Credit Bank                         16%
Repurchase Agreements                             3%

FADN - Federal Agency Discount Notes.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                  December 1, 1993
Advisor Class                                                      April 1, 1998
A-Class                                                           March 31, 2004
C-Class                                                         October 19, 2000

The Fund invests principally in U.S. Government securities.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 85.0%

FINANCIALS 17.7%
   BANKS 4.9%
   Bank of America Corp.                             101,525   $     4,623,448
   Wells Fargo & Co.                                  20,765         1,326,261
   BB&T Corp.+                                        32,510         1,274,392
   PNC Financial Services Group, Inc.                 17,870         1,202,830
   AmSouth Bancorp+                                   38,445         1,039,937
   Comerica, Inc.                                     17,390         1,008,098
   KeyCorp+                                           23,480           864,064
   Wachovia Corp.+                                    13,300           745,465
   SunTrust Banks, Inc.                                7,100           516,596
   U.S. Bancorp+                                       5,720           174,460
                                                               ---------------
   TOTAL BANKS                                                      12,775,551
                                                               ---------------
   INSURANCE 4.0%
   American International Group, Inc.                 36,627         2,420,679
   Prudential Financial, Inc.                         21,157         1,603,912
   St. Paul Travelers Cos., Inc.                      33,370         1,394,532
   AFLAC, Inc.                                        28,390         1,281,241
   UnumProvident Corp.+                               48,250           988,160
   SAFECO Corp.                                       19,240           966,040
   Aon Corp.+                                         21,566           895,205
   Principal Financial Group, Inc.                    11,750           573,400
   Hartford Financial Services Group,
      Inc.+                                            3,540           285,147
                                                               ---------------
   TOTAL INSURANCE                                                  10,408,316
                                                               ---------------
   DIVERSIFIED FINANCIALS 3.0%
   Citigroup, Inc.                                    99,330         4,692,349
   J.P. Morgan Chase & Co.                            44,640         1,858,810
   Moody's Corp.+                                     17,560         1,254,838
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                      7,805,997
                                                               ---------------
   CAPITAL MARKETS 2.9%
   Goldman Sachs Group, Inc.                          14,430         2,264,933
   Lehman Brothers Holdings, Inc.                     10,918         1,577,978
   E*Trade Financial Corp.*+                          41,780         1,127,224
   Federated Investors, Inc. -- Class B               24,180           944,229
   State Street Corp.+                                15,360           928,205
   Merrill Lynch & Co., Inc.+                          5,959           469,331
   Morgan Stanley+                                     6,162           387,097
                                                               ---------------
   TOTAL CAPITAL MARKETS                                             7,698,997
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.4%
   Washington Mutual, Inc.+                           38,011         1,620,029
   MGIC Investment Corp.                              15,245         1,015,774
   Sovereign Bancorp, Inc.                            40,400           885,164
   Fannie Mae                                          3,130           160,882
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                  3,681,849
                                                               ---------------
   CONSUMER FINANCE 0.8%
   Capital One Financial Corp.+                       15,490         1,247,255
   American Express Co.                               15,350           806,642
                                                               ---------------
   TOTAL CONSUMER FINANCE                                            2,053,897
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   REAL ESTATE 0.7%
   Vornado Realty Trust+                              11,790   $     1,131,840
   Plum Creek Timber Co., Inc. (REIT)                 17,750           655,508
                                                               ---------------
   TOTAL REAL ESTATE                                                 1,787,348
                                                               ---------------
TOTAL FINANCIALS                                                    46,211,955
                                                               ---------------
INFORMATION TECHNOLOGY 13.6%
   COMPUTERS & PERIPHERALS 3.1%
   Hewlett-Packard Co.                                64,877         2,134,453
   International Business Machines
      Corp.                                           21,045         1,735,581
   Apple Computer, Inc.*                              27,531         1,726,744
   Dell, Inc.*+                                       44,068         1,311,464
   NCR Corp.*+                                        25,640         1,071,496
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     7,979,738
                                                               ---------------
   SOFTWARE 2.9%
   Microsoft Corp.                                   144,015         3,918,648
   CA, Inc.+                                          39,360         1,070,985
   Autodesk, Inc.*                                    22,380           862,078
   Compuware Corp.*                                  100,416           786,257
   Novell, Inc.*                                      97,560           749,261
   Parametric Technology Corp.*+                       4,596            75,053
   Oracle Corp.*                                       2,220            30,392
                                                               ---------------
   TOTAL SOFTWARE                                                    7,492,674
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 2.6%
   Cisco Systems, Inc.*                              153,427         3,324,763
   Motorola, Inc.+                                    86,494         1,981,578
   Corning, Inc.*                                     29,500           793,845
   Qualcomm, Inc.                                     12,490           632,119
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    6,732,305
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.5%
   Intel Corp.                                       154,035         2,980,577
   LSI Logic Corp.*+                                  96,890         1,120,048
   Advanced Micro Devices, Inc.*+                     28,670           950,697
   Novellus Systems, Inc.*+                           33,020           792,480
   Texas Instruments, Inc.                             8,690           282,164
   Nvidia Corp.*+                                      4,830           276,566
   Freescale Semiconductor,
      Inc. -- Class B*                                 5,910           164,121
   National Semiconductor Corp.+                       1,070            29,789
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        6,596,442
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.2%
   Google, Inc. -- Class A*                            3,810         1,485,900
   Yahoo!, Inc.*+                                     27,878           899,344
   eBay, Inc.*+                                       21,000           820,260
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                3,205,504
                                                               ---------------
   IT CONSULTING & SERVICES 0.9%
   Fiserv, Inc.*+                                     24,270         1,032,689
   Sabre Holdings Corp.+                              32,310           760,254
   First Data Corp.                                   11,151           522,090
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    2,315,033
                                                               ---------------


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Agilent Technologies, Inc.*                        10,460   $       392,773
   Jabil Circuit, Inc.*                                8,200           351,452
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            744,225
                                                               ---------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                      18,010           273,752
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                            273,752
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        35,339,673
                                                               ---------------
HEALTH CARE 11.0%
   PHARMACEUTICALS 5.5%
   Pfizer, Inc.                                      105,138         2,620,039
   Johnson & Johnson, Inc.                            42,977         2,545,098
   Merck & Co., Inc.                                  65,860         2,320,248
   Wyeth                                              42,700         2,071,804
   Bristol-Myers Squibb Co.                           46,560         1,145,842
   Schering-Plough Corp.                              52,860         1,003,811
   King Pharmaceuticals, Inc.*+                       50,140           864,915
   Watson Pharmaceuticals, Inc.*+                     28,329           814,175
   Abbott Laboratories                                 9,130           387,751
   Eli Lilly & Co.+                                    5,620           310,786
   Mylan Laboratories, Inc.+                           5,290           123,786
                                                               ---------------
   TOTAL PHARMACEUTICALS                                            14,208,255
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.5%
   WellPoint, Inc.*                                   22,570         1,747,595
   Aetna, Inc.                                        25,180         1,237,345
   Express Scripts, Inc.*+                            12,750         1,120,725
   Coventry Health Care, Inc.*+                       17,835           962,733
   UnitedHealth Group, Inc.                           11,250           628,425
   HCA, Inc.+                                         11,208           513,215
   McKesson Corp.                                      7,686           400,671
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            6,610,709
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
   Baxter International, Inc.                         35,040         1,359,902
   Fisher Scientific International, Inc.*             15,420         1,049,331
   Hospira, Inc.*                                     24,565           969,335
   C.R. Bard, Inc.                                     6,100           413,641
   Medtronic, Inc.                                     7,960           403,970
   Waters Corp.*                                       8,510           367,207
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            4,563,386
                                                               ---------------
   BIOTECHNOLOGY 1.2%
   Amgen, Inc.*                                       30,020         2,183,955
   Applera Corp. - Applied
      Biosystems Group+                               34,860           946,101
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                               3,130,056
                                                               ---------------
TOTAL HEALTH CARE                                                   28,512,406
                                                               ---------------
INDUSTRIALS 9.8%
   INDUSTRIAL CONGLOMERATES 3.5%
   General Electric Co.                              217,369         7,560,094
   Tyco International Ltd.+                           53,200         1,430,016
   3M Co.                                              3,150           238,423
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                    9,228,533
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 2.0%
   Boeing Co.                                         18,300   $     1,426,119
   Northrop Grumman Corp.                             19,940         1,361,703
   Raytheon Co.                                       28,140         1,289,938
   General Dynamics Corp.                             11,000           703,780
   United Technologies Corp.                           4,188           242,778
   Lockheed Martin Corp.                               2,839           213,294
   L-3 Communications Holdings, Inc.                     790            67,774
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                         5,305,386
                                                               ---------------
   MACHINERY 1.3%
   Illinois Tool Works, Inc.                          11,592         1,116,425
   Parker Hannifin Corp.                              13,025         1,049,945
   Cummins, Inc.+                                      8,910           936,441
   Caterpillar, Inc.                                   3,780           271,442
                                                               ---------------
   TOTAL MACHINERY                                                   3,374,253
                                                               ---------------
   AIR FREIGHT & COURIERS 0.9%
   United Parcel Service, Inc. --
      Class B+                                        29,375         2,331,788
   Ryder System, Inc.                                    680            30,450
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                      2,362,238
                                                               ---------------
   ROAD & RAIL 0.7%
   Norfolk Southern Corp.                             24,380         1,318,227
   Burlington Northern Santa Fe Corp.                  4,503           375,235
                                                               ---------------
   TOTAL ROAD & RAIL                                                 1,693,462
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Robert Half International, Inc.                    25,375           979,729
   Equifax, Inc.                                      17,320           644,997
   Monster Worldwide, Inc.*+                             240            11,966
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,636,692
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.4%
   Emerson Electric Co.                               12,960         1,083,845
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                        1,083,845
                                                               ---------------
   BUILDING PRODUCTS 0.2%
   American Standard Cos., Inc.                        9,590           411,027
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                             411,027
                                                               ---------------
   AIRLINES 0.1%
   Southwest Airlines Co.+                            13,080           235,309
                                                               ---------------
   TOTAL AIRLINES                                                      235,309
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.+                                        1,610           138,138
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                    138,138
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                 1,400           105,490
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              105,490
                                                               ---------------
TOTAL INDUSTRIALS                                                   25,574,373
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 8.7%
   MEDIA 2.8%
   The Walt Disney Co.+                               67,060   $     1,870,303
   Time Warner, Inc.+                                 81,450         1,367,546
   McGraw-Hill Cos., Inc.+                            23,080         1,329,870
   Omnicom Group, Inc.+                               13,425         1,117,631
   Gannett Co., Inc.+                                 18,350         1,099,532
   Comcast Corp. -- Class A*+                          8,570           224,191
   CBS Corporation                                     5,715           137,046
   Viacom, Inc. -- Class B*+                           2,525            97,970
                                                               ---------------
   TOTAL MEDIA                                                       7,244,089
                                                               ---------------
   SPECIALTY RETAIL 1.9%
   Lowe's Cos., Inc.+                                 21,465         1,383,205
   Sherwin-Williams Co.+                              18,990           938,866
   AutoNation, Inc.*                                  42,130           907,901
   Tiffany & Co.+                                     23,480           881,439
   Home Depot, Inc.+                                  20,199           854,418
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            4,965,829
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   McDonald's Corp.                                   47,490         1,631,757
   Darden Restaurants, Inc.                           22,440           920,713
   Starwood Hotels & Resorts
      Worldwide, Inc.                                 11,730           794,473
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               3,346,943
                                                               ---------------
   MULTILINE RETAIL 0.9%
   J.C. Penney Holding Co., Inc.+                     18,830         1,137,521
   Nordstrom, Inc.                                    25,490           998,698
   Federated Department Stores, Inc.+                  2,530           184,690
   Target Corp.                                        2,110           109,741
   Dollar General Corp.+                                 160             2,827
                                                               ---------------
   TOTAL MULTILINE RETAIL                                            2,433,477
                                                               ---------------
   HOUSEHOLD DURABLES 0.6%
   Lennar Corp. -- Class A+                           17,570         1,060,876
   Pulte Homes, Inc.+                                  8,340           320,423
   Centex Corp.+                                       2,830           175,432
   KB Home+                                            2,056           133,599
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          1,690,330
                                                               ---------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B+                              9,190           782,069
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            782,069
                                                               ---------------
   AUTOMOBILES 0.3%
   Ford Motor Co.+                                    96,690           769,652
                                                               ---------------
   TOTAL AUTOMOBILES                                                   769,652
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Brunswick Corp.                                     9,490           368,781
   Hasbro, Inc.                                        2,190            46,209
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  414,990
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                       23,660           342,597
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               342,597
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Apollo Group, Inc. -- Class A*+                     5,528   $       290,275
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                290,275
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*+                                  5,740           209,567
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                     209,567
                                                               ---------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                   3,240           142,009
                                                               ---------------
   TOTAL DISTRIBUTORS                                                  142,009
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        22,631,827
                                                               ---------------
CONSUMER STAPLES 7.9%
   FOOD & DRUG RETAILING 2.0%
   CVS Corp.                                          45,650         1,363,565
   Wal-Mart Stores, Inc.+                             27,580         1,302,879
   Safeway, Inc.+                                     44,090         1,107,541
   Supervalu, Inc.+                                   30,580           942,476
   Walgreen Co.                                        7,519           324,294
   Costco Wholesale Corp.                              3,655           197,955
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                       5,238,710
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.9%
   Procter & Gamble Co.                               54,098         3,117,127
   Colgate-Palmolive Co.                              25,630         1,463,473
   Kimberly-Clark Corp.                                5,780           334,084
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                          4,914,684
                                                               ---------------
   BEVERAGES 1.7%
   Coca-Cola Co.                                      42,480         1,778,637
   Pepsi Bottling Group, Inc.+                        32,130           976,431
   PepsiCo, Inc.                                      16,810           971,450
   Constellation Brands, Inc. --
      Class A*                                        31,040           777,552
                                                               ---------------
   TOTAL BEVERAGES                                                   4,504,070
                                                               ---------------
   TOBACCO 1.2%
   Altria Group, Inc.                                 28,670         2,031,556
   Reynolds American, Inc.+                            9,750         1,028,625
                                                               ---------------
   TOTAL TOBACCO                                                     3,060,181
                                                               ---------------
   FOOD PRODUCTS 0.9%
   General Mills, Inc.+                               24,550         1,244,194
   Tyson Foods, Inc. -- Class A                       64,620           887,879
   Campbell Soup Co.                                   6,650           215,460
                                                               ---------------
   TOTAL FOOD PRODUCTS                                               2,347,533
                                                               ---------------
   PERSONAL PRODUCTS 0.2%
   Estee Lauder Cos., Inc. -- Class A+                 8,420           313,140
   Alberto-Culver Co. -- Class B                       1,810            80,056
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                             393,196
                                                               ---------------
TOTAL CONSUMER STAPLES                                              20,458,374
                                                               ---------------


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ENERGY 7.8%
   OIL & GAS 6.7%
   Exxon Mobil Corp.+                                119,174   $     7,252,930
   Occidental Petroleum Corp.+                        17,260         1,599,139
   ConocoPhillips+                                    25,190         1,590,748
   Valero Energy Corp.                                26,393         1,577,774
   Chevron Corp.                                      26,770         1,551,857
   EOG Resources, Inc.+                               16,940         1,219,680
   Sunoco, Inc.                                       13,750         1,066,588
   Kerr-McGee Corp.                                    8,430           804,896
   Burlington Resources, Inc.                          7,578           696,494
                                                               ---------------
   TOTAL OIL & GAS                                                  17,360,106
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Schlumberger Ltd.+                                 10,200         1,291,014
   Rowan Cos., Inc.+                                  20,960           921,401
   Nabors Industries Ltd.*+                           10,570           756,601
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 2,969,016
                                                               ---------------
TOTAL ENERGY                                                        20,329,122
                                                               ---------------
UTILITIES 3.1%
   ELECTRIC UTILITIES 1.7%
   TXU Corp.                                          25,560         1,144,065
   Edison International+                              25,850         1,064,503
   American Electric Power Co., Inc.+                 27,943           950,621
   Progress Energy, Inc.+                             13,920           612,202
   Entergy Corp.                                       8,760           603,914
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          4,375,305
                                                               ---------------
   MULTI-UTILITIES 1.4%
   Duke Energy Corp.+                                 48,226         1,405,788
   Xcel Energy, Inc.+                                 55,490         1,007,144
   TECO Energy, Inc.                                  56,483           910,506
   Sempra Energy                                       9,640           447,874
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             3,771,312
                                                               ---------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                        1,430            56,571
                                                               ---------------
   TOTAL GAS UTILITIES                                                  56,571
                                                               ---------------
TOTAL UTILITIES                                                      8,203,188
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
   AT&T, Inc.+                                        70,020   $     1,893,341
   Qwest Communications
      International, Inc.*+                          161,590         1,098,812
   CenturyTel, Inc.                                   26,401         1,032,807
   Verizon Communications, Inc.                       28,799           980,894
   BellSouth Corp.+                                   12,160           421,344
                                                               ---------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                     5,427,198
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   Sprint Nextel Corp.                                74,530         1,925,855
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                         1,925,855
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     7,353,053
                                                               ---------------
MATERIALS 2.6%
   CHEMICALS 1.3%
   Monsanto Co.                                       15,030         1,273,801
   Eastman Chemical Co.                               18,740           959,113
   Sigma-Aldrich Corp.+                               13,172           866,586
   Dow Chemical Co.                                    6,760           274,456
                                                               ---------------
   TOTAL CHEMICALS                                                   3,373,956
                                                               ---------------
   METALS & MINING 0.8%
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                          19,750         1,180,458
   Phelps Dodge Corp.+                                 8,280           666,788
   Allegheny Technologies, Inc.+                       3,800           232,484
                                                               ---------------
   TOTAL METALS & MINING                                             2,079,730
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.3%
   Louisiana-Pacific Corp.+                           26,960           733,312
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                       733,312
                                                               ---------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                 8,870           395,158
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        395,158
                                                               ---------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.+                               1,887           163,509
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                        163,509
                                                               ---------------
TOTAL MATERIALS                                                      6,745,665
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $182,976,060)                                             221,359,636
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 13.7%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06++                       $   11,395,239   $    11,395,239
   4.40% due 04/03/06                             16,269,858        16,269,858
   4.15% due 04/03/06                              7,962,195         7,962,195
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $35,627,292)                                               35,627,292
                                                               ---------------

SECURITIES LENDING COLLATERAL 20.6%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                            53,567,952        53,567,952
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $53,567,952)                                               53,567,952
                                                               ---------------
TOTAL INVESTMENTS 119.3%
   (Cost $272,171,304)                                         $   310,554,880
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.3)%                                      $   (50,249,926)
                                                               ===============
NET ASSETS - 100.0%                                            $   260,304,954
==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $63,961,200)                                 981   $       707,695
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
June 2006 S&P 500 Index Swap,
  Maturing 06/28/2006**
  (Notional Market Value
  $106,492,040)                                       82,244   $        77,970
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.

      REIT--REAL ESTATE INVESTMENT TRUST.


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   URSA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 70.4%
Federal Farm Credit Bank*
   4.74% due 09/14/06                         $   25,000,000   $    24,460,167
Federal Home Loan Bank*
   4.32% due 04/07/06                             50,000,000        49,976,000
   4.60% due 06/02/06                             50,000,000        49,616,667
   4.61% due 06/02/06                             25,000,000        24,807,917
   4.61% due 06/05/06                             25,000,000        24,798,313
Freddie Mac*
   4.33% due 04/04/06                             50,000,000        49,993,993
   4.51% due 05/15/06                             50,000,000        49,736,916
   4.40% due 05/08/06                             25,000,000        24,893,055
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $298,283,028)                                             298,283,028
                                                               ---------------
REPURCHASE AGREEMENTS 28.4%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06+                             7,655,634         7,655,634
   4.40% due 04/03/06+                            85,319,221        85,319,221
   4.15% due 04/03/06                             27,100,484        27,100,484
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $120,075,339)                                             120,075,339
                                                               ---------------
TOTAL INVESTMENTS 98.8%
   (Cost $418,358,367)                                         $   418,358,367
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.2%                                          $     4,941,741
                                                               ===============
NET ASSETS - 100.0%                                            $   423,300,108
==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $94,996,400)                               1,457   $      (230,832)
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
June 2006 S&P 500 Index
  Swap, Maturing 06/14/06**
  (Notional Market Value
  $272,830,684)                                      210,708   $    (1,634,456)
June 2006 S&P 500 Index
  Swap, Maturing 06/28/06**
  (Notional Market Value
  $54,697,383)                                        42,243           (37,749)
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $327,528,067)                                         $    (1,672,205)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  98.3%

INFORMATION TECHNOLOGY 61.1%
   SOFTWARE 15.0%
   Microsoft Corp.                                 2,226,070   $    60,571,365
   Check Point Software
      Technologies Ltd.*                             668,550        13,384,371
   Adobe Systems, Inc.*                              380,830        13,298,584
   Oracle Corp.*                                     709,350         9,711,001
   Symantec Corp.*                                   550,560         9,265,925
   Intuit, Inc.*                                     173,350         9,220,486
   Electronic Arts, Inc.*+                           148,546         8,128,437
   Autodesk, Inc.*                                   181,550         6,993,306
   BEA Systems, Inc.*                                290,400         3,812,952
   Red Hat, Inc.*+                                   130,020         3,637,960
   Citrix Systems, Inc.*+                             78,460         2,973,634
                                                               ---------------
   TOTAL SOFTWARE                                                  140,998,021
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 13.3%
   Qualcomm, Inc.                                  1,286,680        65,118,875
   Cisco Systems, Inc.*                            1,443,790        31,286,929
   Research In Motion, Ltd.*+                        119,930        10,179,658
   Juniper Networks, Inc.*+                          265,680         5,079,802
   JDS Uniphase Corp.*+                            1,134,940         4,732,700
   Telefonaktiebolaget LM
      Ericsson -- SP ADR                             110,780         4,178,622
   Comverse Technology, Inc.*+                       109,550         2,577,711
   Tellabs, Inc.*+                                   130,800         2,079,720
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                  125,234,017
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 12.1%
   Intel Corp.                                     1,850,360        35,804,466
   Broadcom Corp. -- Class A*+                       266,410        11,498,255
   Marvell Technology Group
      Ltd.*+                                         191,091        10,338,023
   Nvidia Corp.*+                                    159,970         9,159,882
   Linear Technology Corp.                           240,820         8,447,966
   Altera Corp.*+                                    391,790         8,086,546
   Xilinx, Inc.+                                     279,720         7,121,671
   Microchip Technology, Inc.+                       144,700         5,252,610
   Lam Research Corp.*+                              116,300         5,000,900
   Maxim Integrated Products,
      Inc.+                                          123,600         4,591,740
   Applied Materials, Inc.                           256,490         4,491,140
   Novellus Systems, Inc.*+                          162,960         3,911,040
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                      113,704,239
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 8.4%
   Google, Inc. -- Class A*                           82,850        32,311,500
   eBay, Inc.*+                                      667,820        26,085,049
   Yahoo!, Inc.*+                                    658,890        21,255,791
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                               79,652,340
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 7.8%
   Apple Computer, Inc.*                             771,890   $    48,412,941
   Dell, Inc.*                                       587,870        17,495,011
   Sandisk Corp.*+                                   130,030         7,479,326
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                    73,387,278
                                                               ---------------
   IT CONSULTING & SERVICES 3.0%
   Fiserv, Inc.*+                                    408,687        17,389,632
   Paychex, Inc.+                                    175,870         7,326,744
   CheckFree Corp.*+                                  42,410         2,141,705
   Cognizant Technology Solutions
      Corp. -- Class A*                               28,690         1,706,768
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                   28,564,849
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   CDW Corp.+                                        244,648        14,397,535
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         14,397,535
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                       575,938,279
                                                               ---------------
CONSUMER DISCRETIONARY 15.6%
   MEDIA 5.0%
   Comcast Corp. -- Class A*+                        506,390        13,247,163
   NTL, Inc.*                                        311,840         9,077,662
   Pixar*+                                           117,285         7,522,660
   EchoStar Communications
   Corp.*+                                           243,909         7,285,562
   Lamar Advertising Co.
   -- Class A*                                        95,360         5,017,843
   Sirius Satellite Radio, Inc.*+                    812,200         4,125,976
   Liberty Global, Inc. -- Class A*                   44,820           917,465
                                                               ---------------
   TOTAL MEDIA                                                      47,194,331
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 3.2%
   Starbucks Corp.*                                  679,500        25,576,380
   Wynn Resorts Ltd.*+                                60,573         4,655,035
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                              30,231,415
                                                               ---------------
   SPECIALTY RETAIL 2.7%
   Bed Bath & Beyond, Inc.*+                         214,630         8,241,792
   Ross Stores, Inc.                                 223,275         6,517,397
   Staples, Inc.+                                    184,260         4,702,315
   Urban Outfitters, Inc.*+                          162,080         3,977,443
   Petsmart, Inc.+                                    56,790         1,598,071
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                           25,037,018
                                                               ---------------
   INTERNET & CATALOG RETAIL 1.8%
   Amazon.com, Inc.*+                                229,505         8,379,227
   InterActiveCorp*+                                 142,060         4,186,508
   Expedia, Inc.*+                                   197,910         4,011,636
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                  16,577,371
                                                               ---------------
   MULTILINE RETAIL 1.5%
   Sears Holdings Corp.*+                            110,290        14,584,750
                                                               ---------------
   TOTAL MULTILINE RETAIL                                           14,584,750
                                                               ---------------


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Apollo Group, Inc.
      -- Class A*+                                   141,888   $     7,450,539
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              7,450,539
                                                               ---------------
   HOUSEHOLD DURABLES 0.6%
   Garmin Ltd.+                                       70,770         5,621,261
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          5,621,261
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                       146,696,685
                                                               ---------------
HEALTH CARE 14.5%
   BIOTECHNOLOGY 10.2%
   Amgen, Inc.*                                      382,250        27,808,688
   Genzyme Corp.*                                    306,400        20,596,208
   Gilead Sciences, Inc.*                            280,700        17,465,154
   Biogen Idec, Inc.*                                225,130        10,603,623
   Celgene Corp.*+                                   216,770         9,585,569
   Chiron Corp.*                                     122,910         5,630,507
   Amylin Pharmaceuticals, Inc.*+                     64,450         3,154,828
   Medimmune, Inc.*+                                  42,190         1,543,310
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                              96,387,887
                                                               ---------------
   PHARMACEUTICALS 1.7%
   Teva Pharmaceutical Industries Ltd.
      -- SP ADR+                                     303,337        12,491,418
   Sepracor, Inc.*+                                   62,890         3,069,661
                                                               ---------------
   TOTAL PHARMACEUTICALS                                            15,561,079
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
   Biomet, Inc.+                                     220,816         7,843,384
   Intuitive Surgical, Inc.*+                         22,380         2,640,840
   DENTSPLY International, Inc.                       38,590         2,244,009
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           12,728,233
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.3%
   Express Scripts, Inc.*+                            81,030         7,122,537
   Patterson Cos., Inc.*+                             92,620         3,260,224
   Lincare Holdings, Inc.*+                           51,515         2,007,024
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                           12,389,785
                                                               ---------------
TOTAL HEALTH CARE                                                  137,066,984
                                                               ---------------
INDUSTRIALS 4.3%
   MACHINERY 1.4%
   Paccar, Inc.+                                     120,510         8,493,545
   Joy Global, Inc.                                   76,860         4,593,922
                                                               ---------------
   TOTAL MACHINERY                                                  13,087,467
                                                               ---------------
   AIR FREIGHT & COURIERS 1.2%
   Expeditors International
      Washington, Inc.+                               67,690         5,847,739
   CH Robinson Worldwide, Inc.                       106,640         5,234,958
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                     11,082,697
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cintas Corp.                                      125,650   $     5,355,203
   Monster Worldwide, Inc.*+                          75,730         3,775,898
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              9,131,101
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Fastenal Co.+                                      96,216         4,554,865
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                            4,554,865
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion
      Corp.                                          128,502         2,969,681
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                        2,969,681
                                                               ---------------
TOTAL INDUSTRIALS                                                   40,825,811
                                                               ---------------
CONSUMER STAPLES 1.6%
   FOOD & DRUG RETAILING 1.6%
   Costco Wholesale Corp.                            168,925         9,148,978
   Whole Foods Market, Inc.+                          81,710         5,428,812
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                      14,577,790
                                                               ---------------
TOTAL CONSUMER STAPLES                                              14,577,790
                                                               ---------------
TELECOMMUNICATION SERVICES 0.6%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   NII Holdings, Inc. -- Class B*+                    92,300         5,442,931
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                         5,442,931
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     5,442,931
                                                               ---------------
ENERGY 0.4%
   ENERGY EQUIPMENT & SERVICES 0.4%
   Patterson-UTI Energy, Inc.                        103,506         3,308,052
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 3,308,052
                                                               ---------------
TOTAL ENERGY                                                         3,308,052
                                                               ---------------
MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                               34,412         2,263,966
                                                               ---------------
   TOTAL CHEMICALS                                                   2,263,966
                                                               ---------------
TOTAL MATERIALS                                                      2,263,966
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $568,274,856)                                             926,120,498
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 1.5%
Repurchase Agreement (Note 6)
  4.50% due 04/03/06++                        $      721,674   $       721,674
  4.40% due 04/03/06                               9,344,592         9,344,592
  4.15% due 04/03/06                               4,573,086         4,573,086
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,639,352)                                               14,639,352
                                                               ---------------
SECURITIES LENDING COLLATERAL 21.0%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                           197,950,960       197,950,960
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $197,950,960)                                             197,950,960
                                                               ===============

TOTAL INVESTMENTS 120.8%
   (Cost $780,865,168)                                         $ 1,138,710,810
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.8)%                                      $  (196,385,168)
                                                               ===============
NET ASSETS - 100.0%                                            $   942,325,642
==============================================================================

                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $12,566,950)                                 365   $       (13,967)
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
June 2006 Nasdaq 100 Index
  Swap, Maturing 06/28/06**
  (Notional Market Value
  $2,913,433)                                          1,710   $        50,658
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   ARKTOS MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 102.6%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06+                        $   11,808,724   $    11,808,724
   4.40% due 04/03/06+                           112,797,703       112,797,703
   4.15% due 04/03/06                             49,544,381        49,544,381
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $174,150,808)                                             174,150,808
                                                               ---------------
TOTAL INVESTMENTS 102.6%
   (Cost $174,150,808)                                         $   174,150,808
                                                               ---------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (2.6)%                                       $    (4,362,316)
                                                               ===============
NET ASSETS - 100.0%                                            $   169,788,492
==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $41,660,300)                               1,210   $      (964,659)
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
June 2006 Nasdaq 100 Index
  Swap, Maturing 06/14/06*
  (Notional Market Value
  $68,167,855)                                        40,013   $    (1,788,286)
June 2006 Nasdaq 100 Index
  Swap, Maturing 06/28/06*
  (Notional Market Value
  $59,609,383)                                        34,989        (1,037,889)
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $127,777,238)                                         $    (2,826,175)
                                                               ===============

*     PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 78.4%

FINANCIALS 14.8%
   REAL ESTATE 3.6%
   Liberty Property Trust+                            14,550   $       686,178
   Rayonier, Inc.+                                    14,200           647,378
   AMB Property Corp.                                 10,170           551,926
   Macerich Co.+                                       6,640           491,028
   Highwoods Properties, Inc.                         14,520           489,759
   Longview Fibre Co.                                  7,780           201,035
   New Plan Excel Realty Trust+                          390            10,117
                                                               ---------------
   TOTAL REAL ESTATE                                                 3,077,421
                                                               ---------------
   INSURANCE 3.3%
   First American Corp.+                              16,010           626,951
   Old Republic International Corp.                   22,680           494,878
   W.R. Berkley Corp.                                  7,650           444,159
   Horace Mann Educators Corp.                        22,990           432,212
   Fidelity National Financial, Inc.                   9,290           330,074
   HCC Insurance Holdings, Inc.+                       8,320           289,536
   Ohio Casualty Corp.                                 7,000           221,900
                                                               ---------------
   TOTAL INSURANCE                                                   2,839,710
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 3.3%
   Radian Group, Inc.+                                12,120           730,230
   PMI Group, Inc.+                                   14,890           683,749
   Webster Financial Corp.                            12,070           584,912
   IndyMac Bancorp, Inc.+                              9,430           385,970
   Astoria Financial Corp.                            12,400           383,904
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                  2,768,765
                                                               ---------------
   CAPITAL MARKETS 1.5%
   Legg Mason, Inc.                                    6,500           814,645
   Jefferies Group, Inc.+                              5,170           302,445
   Eaton Vance Corp.                                   4,670           127,865
   SEI Investments Co.                                   830            33,640
                                                               ---------------
   TOTAL CAPITAL MARKETS                                             1,278,595
                                                               ---------------
   BANKS 1.5%
   Mercantile Bankshares Corp.                        18,200           699,790
   Wilmington Trust Corp.                              7,400           320,790
   Colonial BancGroup, Inc.                            4,660           116,500
   Cathay General Bancorp                              1,310            49,309
   Westamerica Bancorporation                            920            47,766
   FirstMerit Corp.+                                   1,370            33,784
                                                               ---------------
   TOTAL BANKS                                                       1,267,939
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.8%
   Leucadia National Corp.+                           11,110           662,823
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        662,823
                                                               ---------------
   CONSUMER FINANCE 0.8%
   AmeriCredit Corp.*+                                21,080           647,788
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              647,788
                                                               ---------------
TOTAL FINANCIALS                                                    12,543,041
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 13.3%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.5%
   Lam Research Corp.*+                               17,490   $       752,070
   Microchip Technology, Inc.+                        19,625           712,387
   MEMC Electronic Materials, Inc.*+                   9,990           368,831
   Intersil Corp. -- Class A+                         12,000           347,040
   Silicon Laboratories, Inc.*+                        3,790           208,260
   Micrel, Inc.*+                                     11,480           170,134
   Cypress Semiconductor Corp.*                        9,020           152,889
   Atmel Corp.*                                       15,270            72,074
   Semtech Corp.*                                      3,320            59,395
   International Rectifier Corp.*+                     1,350            55,931
   Credence Systems Corp.*                             5,750            42,205
                                                               ---------------
   TOTAL SEMICONDUCTOR
      & SEMICONDUCTOR EQUIPMENT                                      2,941,216
                                                               ---------------
   SOFTWARE 2.5%
   Synopsys, Inc.*                                    25,710           574,618
   Sybase, Inc.*+                                     23,320           492,518
   Fair Isaac Corp.+                                  11,530           456,819
   McAfee, Inc.*+                                     11,490           279,552
   Advent Software, Inc.*                              6,440           183,025
   Reynolds & Reynolds Co.
      -- Class A                                       3,590           101,956
                                                               ---------------
   TOTAL SOFTWARE                                                    2,088,488
                                                               ---------------
   IT CONSULTING & SERVICES 2.4%
   DST Systems, Inc.*                                 11,070           641,396
   Ceridian Corp.*                                    16,950           431,378
   MPS Group, Inc.*+                                  25,320           387,396
   CSG Systems International, Inc.*                   10,490           243,997
   CheckFree Corp.*+                                   2,530           127,765
   MoneyGram International, Inc.                       3,980           122,266
   BISYS Group, Inc.*                                  4,270            57,560
   Cognizant Technology Solutions Corp.
      -- Class A*                                        670            39,858
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    2,051,616
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
   CDW Corp.+                                         11,050           650,292
   Arrow Electronics, Inc.*                           19,150           617,971
   Tech Data Corp.*                                    5,250           193,778
   Amphenol Corp. -- Class A                           2,986           155,809
   Plexus Corp.*                                       3,860           145,020
   National Instruments Corp.+                         2,050            66,871
   Vishay Intertechnology, Inc.*+                        170             2,421
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          1,832,162
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.4%
   Sandisk Corp.*+                                    11,980           689,089
   Imation Corp.                                       6,400           274,624
   Western Digital Corp.*                             11,320           219,948
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     1,183,661
                                                               ---------------


42 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 1.3%
   ADTRAN, Inc.+                                      11,680   $       305,783
   Harris Corp.+                                       6,210           293,671
   F5 Networks, Inc.*+                                 3,360           243,566
   Avocent Corp.*                                      4,870           154,574
   Powerwave Technologies, Inc.*+                      7,360            99,286
   CommScope, Inc.*+                                   1,340            38,257
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    1,135,137
                                                               ---------------
   OFFICE ELECTRONICS 0.1%
   Zebra Technologies Corp.
     -- Class A*                                       1,260            56,347
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                             56,347
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        11,288,627
                                                               ---------------
CONSUMER DISCRETIONARY 12.2%
   SPECIALTY RETAIL 6.2%
   Abercrombie & Fitch Co.
     -- Class A                                       12,150           708,345
   Ross Stores, Inc.                                  20,490           598,103
   Barnes & Noble, Inc.                               12,920           597,550
   Advance Auto Parts, Inc.                           13,400           557,976
   Chico's FAS, Inc.*+                                12,520           508,813
   Claire's Stores, Inc.                              12,060           437,899
   AnnTaylor Stores Corp.*                            10,680           392,917
   Urban Outfitters, Inc.*                            15,950           391,413
   Payless Shoesource, Inc.*                          14,770           338,085
   Williams-Sonoma, Inc.*+                             4,920           208,608
   O'Reilly Automotive, Inc.*                          3,650           133,444
   Michaels Stores, Inc.                               3,280           123,262
   American Eagle Outfitters, Inc.+                    3,800           113,468
   Foot Locker, Inc.+                                  4,370           104,356
   Rent-A-Center, Inc.*                                   90             2,303
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            5,216,542
                                                               ---------------
   MEDIA 1.6%
   Harte-Hanks, Inc.                                  16,855           460,984
   Scholastic Corp.*                                  14,859           397,627
   Entercom Communications Corp.                       8,750           244,300
   Emmis Communications Corp.
     -- Class A*                                       8,510           136,160
   Westwood One, Inc.                                  8,320            91,853
                                                               ---------------
   TOTAL MEDIA                                                       1,330,924
                                                               ---------------
   HOUSEHOLD DURABLES 1.3%
   Ryland Group, Inc.+                                 8,012           556,033
   Toll Brothers, Inc.*                                8,120           281,195
   Beazer Homes USA, Inc.+                             3,150           206,955
   Furniture Brands International, Inc.+               3,670            89,952
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          1,134,135
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Career Education Corp.*+                           13,810   $       521,051
   ITT Educational Services, Inc.*                     3,010           192,790
   Education Management Corp.*                         3,360           139,776
   DeVry, Inc.*                                        1,170            26,641
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                880,258
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 0.7%
   Brinker International, Inc.+                        4,920           207,870
   Ruby Tuesday, Inc.+                                 6,010           192,801
   GTECH Holdings Corp.                                4,700           160,035
   Outback Steakhouse, Inc.                              420            18,480
   Applebee's International, Inc.                        380             9,329
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 588,515
                                                               ---------------
   MULTILINE RETAIL 0.6%
   Dollar Tree Stores, Inc.*                          17,170           475,094
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              475,094
                                                               ---------------
   AUTO COMPONENTS 0.5%
   ArvinMeritor, Inc.+                                12,770           190,401
   Modine Manufacturing Co.                            5,020           148,090
   BorgWarner, Inc.+                                   1,180            70,847
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               409,338
                                                               ---------------
   TEXTILES & APPAREL 0.3%
   Polo Ralph Lauren Corp.                             4,990           302,444
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            302,444
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        10,337,250
                                                               ---------------
INDUSTRIALS 11.6%
   COMMERCIAL SERVICES & SUPPLIES 4.1%
   Dun & Bradstreet Corp.*+                            9,610           736,895
   Manpower, Inc.                                     10,470           598,675
   Adesa, Inc.                                        21,796           582,825
   Herman Miller, Inc.                                17,830           577,870
   Brink's Co.                                         5,930           301,007
   HNI Corp.                                           4,420           260,780
   Mine Safety Appliances Co.                          5,090           213,780
   Corporate Executive Board Co.                       1,200           121,080
   Deluxe Corp.+                                       3,360            87,931
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              3,480,843
                                                               ---------------
   MACHINERY 1.9%
   Timken Co.+                                        18,670           602,481
   Joy Global, Inc.                                    8,177           488,739
   Crane Co.                                           4,490           184,135
   Federal Signal Corp.                                9,100           168,350
   Trinity Industries, Inc.                            2,620           142,502
   Flowserve Corp.*                                       70             4,084
                                                               ---------------
   TOTAL MACHINERY                                                   1,590,291
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 1.3%
   Alliant Techsystems, Inc.*+                         6,350   $       490,029
   Precision Castparts Corp.                           7,770           461,538
   DRS Technologies, Inc.                              2,940           161,318
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                         1,112,885
                                                               ---------------
   AIR FREIGHT & COURIERS 1.3%
   Expeditors International
      Washington, Inc.+                                6,640           573,630
   CH Robinson Worldwide, Inc.                        10,860           533,117
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                      1,106,747
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.8%
   Teleflex, Inc.                                      8,867           635,143
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      635,143
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   Fastenal Co.+                                       6,740           319,072
   United Rentals, Inc.*+                              2,500            86,250
   MSC Industrial Direct Co.
     -- Class A                                        1,090            58,882
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              464,204
                                                               ---------------
   ROAD & RAIL 0.5%
   J.B. Hunt Transport Services, Inc.                 11,770           253,526
   YRC Worldwide, Inc.*                                4,770           181,546
   CNF, Inc.+                                            500            24,970
                                                               ---------------
   TOTAL ROAD & RAIL                                                   460,042
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.4%
   Roper Industries, Inc.                              4,780           232,452
   AMETEK, Inc.+                                       3,270           147,019
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                          379,471
                                                               ---------------
   AIRLINES 0.3%
   AirTran Holdings, Inc.*+                            8,690           157,376
   Alaska Air Group, Inc.*+                            2,670            94,651
                                                               ---------------
   TOTAL AIRLINES                                                      252,027
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.2%
   Jacobs Engineering Group, Inc.*                     2,030           176,082
   Granite Construction, Inc.+                           640            31,155
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                    207,237
                                                               ---------------
   MARINE 0.2%
   Alexander & Baldwin, Inc.+                          3,210           153,053
                                                               ---------------
   TOTAL MARINE                                                        153,053
                                                               ---------------
TOTAL INDUSTRIALS                                                    9,841,943
                                                               ---------------
HEALTH CARE 8.4%
   HEALTH CARE PROVIDERS & SERVICES 3.0%
   Omnicare, Inc.+                                    12,960           712,670
   Lincare Holdings, Inc.*                            14,351           559,115
   Community Health Systems, Inc.*                     9,090           328,604
   Triad Hospitals, Inc.*+                             6,920           289,948

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Pharmaceutical Product
      Development, Inc.                                5,530   $       191,393
   Health Net, Inc.*                                   3,748           190,473
   LifePoint Hospitals, Inc.*+                         5,000           155,500
   Apria Healthcare Group, Inc.*                       5,860           134,663
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            2,562,366
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
   Hillenbrand Industries, Inc.                        9,600           527,904
   Varian Medical Systems, Inc.*+                      9,277           520,996
   Intuitive Surgical, Inc.*+                          3,350           395,300
   Varian, Inc.*                                       9,440           388,739
   DENTSPLY International, Inc.                        3,450           200,618
   Edwards Lifesciences Corp.*                         4,490           195,315
   Beckman Coulter, Inc.                               2,070           112,960
   Gen-Probe, Inc.*                                    1,340            73,861
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            2,415,693
                                                               ---------------
   BIOTECHNOLOGY 1.9%
   Invitrogen Corp.*+                                  5,680           398,338
   Charles River Laboratories
      International, Inc.*+                            8,090           396,572
   PDL BioPharma, Inc.*                                8,920           292,576
   Techne Corp.*+                                      3,310           199,063
   Cephalon, Inc.*+                                    3,080           185,570
   Millennium Pharmaceuticals, Inc.*+                  5,650            57,122
   Vertex Pharmaceuticals, Inc.*+                      1,150            42,079
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                               1,571,320
                                                               ---------------
   PHARMACEUTICALS 0.6%
   Sepracor, Inc.*+                                    5,930           289,443
   Par Pharmaceutical Cos., Inc.*                      8,640           243,475
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               532,918
                                                               ---------------
TOTAL HEALTH CARE                                                    7,082,297
                                                               ---------------
ENERGY 7.4%
   ENERGY EQUIPMENT & SERVICES 3.7%
   Patterson-UTI Energy, Inc.                         25,000           799,000
   Grant Prideco, Inc.*                               10,270           439,967
   ENSCO International, Inc.+                          7,280           374,556
   Cooper Cameron Corp.*+                              7,970           351,317
   Smith International, Inc.+                          8,410           327,654
   Pride International, Inc.*+                        10,240           319,283
   Helmerich & Payne, Inc.+                            3,640           254,145
   Tidewater, Inc.+                                    4,150           229,204
   FMC Technologies, Inc.*                             1,140            58,391
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 3,153,517
                                                               ---------------
   OIL & GAS 3.7%
   Peabody Energy Corp.+                              16,160           814,626
   Noble Energy, Inc.+                                16,760           736,099
   Southwestern Energy Co.*                           11,080           356,665
   Arch Coal, Inc.+                                    4,620           350,843


44 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   Newfield Exploration Co.*+                          7,900   $       331,010
   Pioneer Natural Resources Co.+                      5,670           250,897
   Quicksilver Resources, Inc.*+                       4,360           168,558
   Denbury Resources, Inc.*+                           2,190            69,357
   Plains Exploration & Production
     Co.*                                                420            16,229
                                                               ---------------
   TOTAL OIL & GAS                                                   3,094,284
                                                               ---------------
TOTAL ENERGY                                                         6,247,801
                                                               ---------------
UTILITIES 5.4%
   MULTI-UTILITIES 3.1%
   SCANA Corp.                                        17,090           670,612
   Wisconsin Energy Corp.                             15,770           630,642
   NSTAR                                              20,850           596,518
   MDU Resources Group, Inc.                          12,900           431,505
   Aquila, Inc.*                                      67,210           268,168
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             2,597,445
                                                               ---------------
   GAS UTILITIES 1.2%
   Oneok, Inc.                                        20,870           673,057
   Questar Corp.+                                      4,590           321,530
   Equitable Resources, Inc.                             620            22,636
                                                               ---------------
   TOTAL GAS UTILITIES                                               1,017,223
                                                               ---------------
   ELECTRIC UTILITIES 0.9%
   Duquesne Light Holdings, Inc.+                     28,210           465,465
   Westar Energy, Inc.                                10,510           218,713
   Sierra Pacific Resources*+                          6,490            89,627
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            773,805
                                                               ---------------
   WATER UTILITIES 0.2%
   Aqua America, Inc.+                                 4,990           138,822
                                                               ---------------
   TOTAL WATER UTILITIES                                               138,822
                                                               ---------------
TOTAL UTILITIES                                                      4,527,295
                                                               ---------------
MATERIALS 3.3%
   CHEMICALS 2.6%
   Lubrizol Corp.+                                    12,306           527,312
   Olin Corp.                                         23,780           510,557
   Lyondell Chemical Co.                              18,760           373,324
   Airgas, Inc.                                        7,930           309,984
   Valspar Corp.                                       7,360           205,123
   Scotts Miracle-Gro Co. -- Class A                   3,420           156,499
   Chemtura Corp.                                      5,280            62,198
   Albemarle Corp.                                       500            22,675
                                                               ---------------
   TOTAL CHEMICALS                                                   2,167,672
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.4%
   Martin Marietta Materials, Inc.                     1,786   $       191,156
   Florida Rock Industries, Inc.                       2,700           151,794
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                        342,950
                                                               ---------------
   METALS & MINING 0.3%
   Worthington Industries, Inc.+                       9,400           188,564
   Steel Dynamics, Inc.+                               1,750            99,277
                                                               ---------------
   TOTAL METALS & MINING                                               287,841
                                                               ---------------
TOTAL MATERIALS                                                      2,798,463
                                                               ---------------
CONSUMER STAPLES 1.5%
   BEVERAGES 0.6%
   PepsiAmericas, Inc.                                21,280           520,296
                                                               ---------------
   TOTAL BEVERAGES                                                     520,296
                                                               ---------------
   FOOD PRODUCTS 0.5%
   Hormel Foods Corp.                                 12,580           425,204
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 425,204
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.4%
   Energizer Holdings, Inc.*                           5,830           308,990
   Church & Dwight Co., Inc.                           1,000            36,920
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            345,910
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,291,410
                                                               ---------------
TELECOMMUNICATION SERVICES 0.5%
   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   Telephone & Data Systems, Inc.                     11,310           446,066
                                                               ---------------
   TOTAL WIRELESS
      TELECOMMUNICATION SERVICES                                       446,066
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       446,066
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $58,526,482)                                               66,404,193
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 23.2%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06++                       $    3,427,297   $     3,427,297
   4.40% due 04/03/06                             10,863,602        10,863,602
   4.15% due 04/03/06                              5,316,465         5,316,465
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,607,364)                                               19,607,364
                                                               ---------------

SECURITIES LENDING COLLATERAL 15.2%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                            12,877,006        12,877,006
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,877,006)                                               12,877,006
                                                               ---------------

TOTAL INVESTMENTS 116.8%
   (Cost $91,010,852)                                          $    98,888,563
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.8)%                                      $   (14,221,547)
                                                               ===============
NET ASSETS - 100.0%                                            $    84,667,016
==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $17,320,940)                                 217   $       612,248
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
May 2006 S&P MidCap 400 Index
  Swap, Maturing 05/23/06**
  (Notional Market Value
  $ 43,626,071)                                       55,076   $       434,800
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


46 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 97.2%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06+                        $    1,780,566   $     1,780,566
   4.40% due 04/03/06                             11,717,828        11,717,828
   4.15% due 04/03/06                              5,734,509         5,734,509
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,232,903)                                               19,232,903
                                                               ---------------
TOTAL INVESTMENTS 97.2%
   (Cost $19,232,903)                                          $    19,232,903
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.8%                                       $       549,732
                                                               ===============
NET ASSETS - 100.0%                                            $    19,782,635
==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $5,347,940)                                   67   $      (102,764)
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
May 2006 S&P MidCap 400 Index
  Swap, Maturing 05/23/06*
  (Notional Market Value
  $14,441,955)                                        18,232   $      (169,456)
                                                               ===============

*     PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 67.6%

FINANCIALS 13.7%
   REAL ESTATE 4.5%
   Jones Lang LaSalle, Inc.                            8,690   $       665,133
   Kilroy Realty Corp.+                                7,743           598,224
   Alexandria Real Estate Equities, Inc.               6,010           572,933
   Taubman Centers, Inc.                              11,710           487,956
   Highwoods Properties, Inc.                         14,430           486,724
   Nationwide Health Properties, Inc.                 19,820           426,130
   Commercial Net Lease Realty+                       17,830           415,439
   Corporate Office Properties Trust
      SBI/MD                                           8,320           380,557
   Pennsylvania Real Estate Investment
      Trust                                            8,440           371,360
   Longview Fibre Co.                                 13,740           355,042
   Tanger Factory Outlet Centers, Inc.                 9,770           336,186
   Redwood Trust, Inc.+                                7,490           324,467
   Senior Housing Properties Trust                    16,050           290,505
   Eastgroup Properties, Inc.                          6,080           288,435
   Trammell Crow Co.*                                  8,045           286,885
   Equity Lifestyle Properties, Inc.+                  5,580           277,605
   Mid-America Apartment
      Communities, Inc.+                               5,070           277,582
   Strategic Hotel Capital, Inc.                      11,760           273,773
   Entertainment Properties Trust                      6,260           262,795
   Spirit Finance Corp.                               21,390           260,958
   FelCor Lodging Trust, Inc.                         12,230           258,053
   Sunstone Hotel Investors, Inc.                      8,470           245,376
   Equity Inns, Inc.                                  14,760           239,112
   Innkeepers USA Trust                               11,460           194,247
   Arbor Realty Trust, Inc.                            6,941           187,337
   Fieldstone Investment Corp.                        15,715           185,437
   Digital Realty Trust, Inc.                          6,050           170,428
   National Health Investors, Inc.                     6,260           159,004
   MFA Mortgage Investments, Inc.                     22,098           140,322
   Luminent Mortgage Capital, Inc.                    11,250            91,237
                                                               ---------------
   TOTAL REAL ESTATE                                                 9,509,242
                                                               ---------------
   BANKS 4.5%
   First Midwest Bancorp, Inc./IL                     12,225           447,068
   Greater Bay Bancorp                                15,960           442,730
   SVB Financial Group*+                               8,290           439,784
   United Bankshares, Inc.                            10,800           413,316
   Wintrust Financial Corp.                            6,890           400,791
   Chittenden Corp.                                   12,430           360,097
   FNB Corp.                                          20,490           350,379
   Westamerica Bancorporation                          6,600           342,672
   Umpqua Holding Corp.+                              11,920           339,720
   Glacier Bancorp, Inc.                              10,320           320,436
   UCBH Holdings, Inc.+                               16,737           316,664
   Central Pacific Financial Corp.                     8,110           297,799
   Provident Bankshares Corp.                          8,130           296,338

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   First Bancorp Puerto Rico+                         23,580   $       291,449
   UMB Financial Corp.                                 4,148           291,314
   Gold Banc Corp., Inc.                              15,640           286,525
   TrustCo Bank Corp./NY+                             22,220           270,417
   First Citizens BancShares, Inc.
      -- Class A                                       1,380           266,340
   Community Bank System, Inc.                        11,820           263,941
   Republic Bancorp, Inc./MI                          20,670           248,867
   Sterling Financial Corp./WA+                        7,950           230,550
   First Community Bancorp/CA                          3,944           227,411
   Hanmi Financial Corp.                              12,190           220,151
   First Republic Bank                                 5,780           218,600
   PrivateBancorp, Inc.+                               5,080           210,769
   MB Financial Corp.                                  5,890           208,506
   Citizens Banking Corp./MI+                          7,542           202,503
   Prosperity Bancshares, Inc.                         5,810           175,520
   Center Financial Corp.                              5,978           144,847
   City Holding Co.                                    3,740           137,595
   Capitol Bancorp, Ltd.                               2,760           129,030
   First Financial Bancorp                             6,770           112,653
   Community Trust Bancorp, Inc.                       3,150           106,785
   Oriental Financial Group                            6,970           100,717
   First State Bancorporation/NM                       3,150            83,664
   Union Bankshares Corp.                              1,770            80,907
   Nara Bancorp, Inc.                                  4,200            73,710
                                                               ---------------
   TOTAL BANKS                                                       9,350,565
                                                               ---------------
   INSURANCE 1.7%
   Covanta Holding Corp.*                             28,900           481,763
   ProAssurance Corp.*                                 7,510           390,520
   Ohio Casualty Corp.                                11,520           365,184
   Selective Insurance Group, Inc.                     6,560           347,680
   RLI Corp.                                           6,023           345,118
   LandAmerica Financial Group, Inc.+                  4,920           333,822
   Zenith National Insurance Corp.+                    6,830           328,728
   Stewart Information Services Corp.                  6,230           293,308
   Argonaut Group, Inc.*                               7,030           249,917
   American Physicians Capital, Inc.*                  3,943           189,264
   Safety Insurance Group, Inc.                        3,930           179,444
                                                               ---------------
   TOTAL INSURANCE                                                   3,504,748
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Corus Bankshares, Inc.+                             4,980           296,011
   FirstFed Financial Corp.*+                          4,390           262,566
   BankAtlantic Bancorp, Inc.
      -- Class A                                      17,700           254,703
   Doral Financial Corp.                              20,551           237,364
   MAF Bancorp, Inc.                                   5,320           232,857
   Harbor Florida Bancshares, Inc.                     5,540           209,800
   Flagstar Bancorp, Inc.+                            11,220           169,422
   Kearny Financial Corp.+                            11,744           161,245
   Anchor BanCorp Wisconsin, Inc.                      5,220           158,218
   Federal Agricultural Mortgage
      Corp.                                            4,693           138,068


48 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PFF Bancorp, Inc.                                   4,040   $       136,188
   TierOne Corp.                                       3,740           126,973
   Franklin Bank Corp./TX*+                            5,883           113,130
   R&G Financial Corp. -- Class B+                     7,493            94,861
   W Holding Co., Inc.                                10,632            83,674
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                  2,675,080
                                                               ---------------
   CAPITAL MARKETS 0.6%
   Investment Technology Group,
      Inc.*                                            8,540           425,292
   Calamos Asset Management, Inc.
      -- Class A                                       8,350           312,290
   Greenhill & Co., Inc.+                              3,830           253,201
   LaBranche & Co., Inc.*+                            14,481           228,945
   GAMCO Investors, Inc. -- Class A                    1,907            76,185
                                                               ---------------
   TOTAL CAPITAL MARKETS                                             1,295,913
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.6%
   NYSE Group, Inc.*+                                  5,903           467,813
   Nasdaq Stock Market, Inc.*+                         9,898           396,316
   Portfolio Recovery Associates, Inc.*                4,144           194,063
   Financial Federal Corp.                             6,110           179,023
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                      1,237,215
                                                               ---------------
   CONSUMER FINANCE 0.5%
   Cash America International, Inc.                    7,830           235,057
   CompuCredit Corp.*+                                 5,970           219,756
   Asta Funding, Inc.+                                 5,543           184,360
   World Acceptance Corp.*                             5,854           160,400
   ACE Cash Express, Inc.*                             5,031           125,221
   Advance America Cash Advance
      Centers, Inc.                                    6,484            93,240
                                                               ---------------
   TOTAL CONSUMER FINANCE                                            1,018,034
                                                               ---------------
TOTAL FINANCIALS                                                    28,590,797
                                                               ---------------
INFORMATION TECHNOLOGY 13.0%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.4%
   OmniVision Technologies, Inc.*+                    16,360           494,072
   Microsemi Corp.*                                   15,095           439,415
   Rambus, Inc.*                                      10,700           420,938
   Varian Semiconductor Equipment
      Associates, Inc.*                               14,840           416,707
   Cymer, Inc.*+                                       8,390           381,242
   ON Semiconductor Corp.*+                           44,350           321,981
   Semtech Corp.*                                     17,080           305,561
   MKS Instruments, Inc.*                             11,960           280,223
   Photronics, Inc.*+                                 14,505           272,114
   Trident Microsystems, Inc.*+                        8,418           244,627
   Cabot Microelectronics Corp.*+                      6,590           244,489
   Silicon Image, Inc.*                               23,640           243,728
   Micrel, Inc.*+                                     14,450           214,149
   Cirrus Logic, Inc.*                                22,840           193,683
   ATMI, Inc.*                                         5,898           178,120
   Diodes, Inc.*                                       4,120           170,980
   Silicon Laboratories, Inc.*+                        3,049           167,543
   ADE Corp.*                                          5,440           166,573

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Kopin Corp.*                                       32,988   $       165,270
   Genesis Microchip, Inc.*+                           9,470           161,369
   Sigmatel, Inc.*+                                   15,380           134,421
   RF Micro Devices, Inc.*+                           15,465           133,772
   Cypress Semiconductor Corp.*                        7,876           133,498
   Veeco Instruments, Inc.*                            5,510           128,658
   Power Integrations, Inc.*                           4,727           117,135
   Atmel Corp.*                                       23,458           110,722
   Sirf Technology Holdings, Inc.*+                    3,000           106,230
   IXYS Corp.*                                        10,868           100,203
   Skyworks Solutions, Inc.*                          13,537            91,916
   Portalplayer, Inc.*+                                4,083            90,765
   Netlogic Microsystems, Inc.*+                       2,170            89,426
   Tessera Technologies, Inc.*                         2,690            86,295
   Conexant Systems, Inc.*                            21,971            75,800
   LTX Corp.*                                         13,180            71,172
   Integrated Device Technology, Inc.*                 4,530            67,316
   MIPS Technology, Inc.*                              8,200            61,172
   Credence Systems Corp.*                             7,975            58,537
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        7,139,822
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.8%
   Openwave Systems, Inc.*+                           18,410           397,288
   Websense, Inc.*                                    12,970           357,713
   ValueClick, Inc.*                                  19,770           334,508
   Digitas, Inc.*+                                    21,950           316,080
   j2 Global Communications, Inc.*+                    6,440           302,680
   EarthLink, Inc.*                                   31,375           299,631
   aQuantive, Inc.*+                                  12,680           298,487
   United Online, Inc.                                20,190           259,643
   InfoSpace, Inc.*                                    8,770           245,121
   Digital River, Inc.*+                               5,350           233,314
   Digital Insight Corp.*                              6,110           222,404
   Bankrate, Inc.*+                                    5,030           219,107
   Sonicwall, Inc.*+                                  28,680           203,341
   Click Commerce, Inc.*+                              4,502           107,778
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                3,797,095
                                                               ---------------
   SOFTWARE 1.8%
   Micros Systems, Inc.*+                              8,807           405,738
   Macrovision Corp.*                                 16,680           369,462
   Ansys, Inc.*                                        6,287           340,441
   Informatica Corp.*                                 20,090           312,400
   Transaction Systems Architects, Inc.
      -- Class A*                                      9,183           286,601
   Internet Security Systems, Inc.*                    9,110           218,458
   SPSS, Inc.*                                         6,550           207,373
   THQ, Inc.*                                          7,508           194,382
   Advent Software, Inc.*                              6,700           190,414
   Quality Systems, Inc.+                              4,854           160,667
   Epicor Software Corp.*                             11,140           149,610
   Progress Software Corp.*                            4,596           133,698
   Secure Computing Corp.*                             9,660           111,476
   Blackboard, Inc.*                                   3,850           109,379


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   RSA Security, Inc.*                                 5,496   $        98,598
   TIBCO Software, Inc.*                              10,838            90,606
   InterVoice, Inc.*                                   8,490            73,099
   Kronos, Inc./MA*                                    1,883            70,405
   Filenet Corp.*                                      2,541            68,658
   Intervideo, Inc.*                                   5,496            59,687
   Vasco Data Security International*+                 6,376            52,156
                                                               ---------------
   TOTAL SOFTWARE                                                    3,703,308
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   Benchmark Electronics, Inc.*                        9,550           366,243
   Itron, Inc.*                                        5,632           337,075
   Plexus Corp.*                                       8,460           317,842
   Coherent, Inc.*                                     8,800           308,968
   Brightpoint, Inc.*                                  9,787           303,984
   Rofin-Sinar Technologies, Inc.*                     4,727           255,873
   Global Imaging Systems, Inc.*+                      6,289           238,856
   Electro Scientific Industries, Inc.*               10,200           225,726
   Agilsys, Inc.                                      14,440           217,466
   MTS Systems Corp.                                   4,819           201,579
   LoJack Corp.*+                                      8,380           200,952
   Metrologic Instruments, Inc.*                       5,799           134,131
   TTM Technologies, Inc.*                             8,450           122,441
   CTS Corp.                                           7,800           104,364
   Checkpoint Systems, Inc.*                           3,828           102,897
   Littelfuse, Inc.*                                   2,440            83,277
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          3,521,674
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.6%
   ADTRAN, Inc.+                                      18,599           486,922
   CommScope, Inc.*+                                  14,633           417,772
   Ixia*                                              16,452           234,606
   Netgear, Inc.*                                     12,016           228,424
   Belden CDT, Inc.                                    8,370           227,915
   Black Box Corp.                                     4,646           223,240
   Sycamore Networks, Inc.*                           42,770           201,019
   Comtech Telecommunications
      Corp.*+                                          5,820           169,769
   Powerwave Technologies, Inc.*+                     12,110           163,364
   Redback Networks, Inc.*+                            6,890           149,444
   Extreme Networks, Inc.*                            28,160           141,363
   Safenet, Inc.*                                      5,220           138,226
   Superior Essex, Inc.*                               3,640            92,602
   Arris Group, Inc.*                                  6,296            86,633
   Symmetricom, Inc.*                                  9,860            84,303
   Avocent Corp.*                                      2,393            75,954
   Interdigital Communications Corp.*                  2,788            68,362
   Blue Coat Systems, Inc.*                            2,938            63,872
   Westell Technologies, Inc.
      -- Class A*                                     14,716            59,894
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    3,313,684
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 1.4%
   Palm, Inc.*+                                       24,790   $       574,136
   Brocade Communications Systems,
      Inc.*+                                          70,126           468,442
   Emulex Corp.*                                      25,420           434,428
   Imation Corp.                                       9,040           387,906
   Komag, Inc.*+                                       8,100           385,560
   Intergraph Corp.*                                   6,720           279,955
   McData Corp. -- Class A*+                          37,000           170,940
   Synaptics, Inc.*                                    6,287           138,251
   Intermec, Inc.*+                                    4,260           129,973
   Gateway, Inc.*                                     31,327            68,606
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     3,038,197
                                                               ---------------
   IT CONSULTING & SERVICES 1.3%
   MoneyGram International, Inc.                      20,030           615,322
   MPS Group, Inc.*                                   27,830           425,799
   Perot Systems Corp. -- Class A*                    24,714           384,550
   CSG Systems International, Inc.*                   11,730           272,840
   Talx Corp.                                          7,205           205,198
   MAXIMUS, Inc.                                       5,140           184,937
   Infocrossing, Inc.*+                               10,441           125,814
   Acxiom Corp.                                        4,535           117,184
   Sykes Enterprises, Inc.*                            7,883           111,781
   Intrado, Inc.*                                      3,740            97,165
   Mantech International Corp.
      -- Class A*+                                     2,350            78,067
   infoUSA, Inc. -- Class B*                           5,868            76,167
   iPayment Holdings, Inc.*                            1,647            70,574
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    2,765,398
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        27,279,178
                                                               ---------------
INDUSTRIALS 10.8%
   MACHINERY 2.7%
   JLG Industries, Inc.+                              19,020           585,626
   Kennametal, Inc.+                                   8,750           534,975
   Crane Co.                                          12,030           493,350
   Gardner Denver, Inc.*                               6,750           440,100
   Lincoln Electric Holdings, Inc.                     7,390           398,986
   Wabtec Corp.                                       10,889           354,981
   Albany International Corp.
      -- Class A                                       8,390           319,575
   Kaydon Corp.                                        7,570           305,525
   Manitowoc Co., Inc.+                                3,240           295,326
   Wabash National Corp.                              12,360           244,110
   EnPro Industries, Inc.*                             6,640           227,752
   American Science & Engineering,
      Inc.*+                                           2,130           198,942
   Barnes Group, Inc.+                                 4,650           188,325
   Trinity Industries, Inc.                            3,250           176,768
   Cascade Corp.+                                      3,300           174,405


50 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Valmont Industries, Inc.                            3,640   $       153,026
   Gehl Co.*                                           3,745           124,034
   Astec Industries, Inc.*                             3,250           116,675
   Dynamic Materials Corp.                             3,036           108,203
   Watts Industries, Inc. -- Class A                   2,380            86,489
   Flowserve Corp.*                                    1,380            80,509
   Titan International, Inc.                           4,110            70,939
   ESCO Technologies, Inc.*                            1,400            70,910
                                                               ---------------
   TOTAL MACHINERY                                                   5,749,531
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Waste Connections, Inc.*+                          12,583           500,929
   United Stationers, Inc.*                            9,165           486,661
   Brady Corp. -- Class A+                            10,980           411,311
   Labor Ready, Inc.*+                                14,670           351,347
   FTI Consulting, Inc.*                              11,198           319,479
   Mine Safety Appliances Co.                          6,640           278,880
   Korn/Ferry International, Inc.*                    12,880           262,623
   Administaff, Inc.+                                  4,750           258,210
   Advisory Board Co.*+                                4,503           251,132
   John H. Harland Co.                                 6,340           249,162
   Resources Connection, Inc.*                         7,933           197,611
   NCO Group, Inc.*                                    7,840           186,200
   CRA International, Inc.*+                           2,973           146,450
   Sourcecorp, Inc.*                                   5,340           128,747
   Rollins, Inc.                                       5,250           106,260
   Mobile Mini, Inc.*+                                 2,954            91,338
   School Specialty, Inc.*                             2,443            84,284
   Hudson Highland Group, Inc.*                        4,235            80,211
   Teletech Holdings, Inc.*                            5,538            61,527
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              4,452,362
                                                               ---------------
   AEROSPACE & DEFENSE 1.3%
   DRS Technologies, Inc.                             10,260           562,966
   BE Aerospace, Inc.*+                               19,813           497,703
   Teledyne Technologies, Inc.*                        8,392           298,755
   Moog, Inc. -- Class A*                              8,387           297,655
   Aviall, Inc.*+                                      7,720           293,978
   Triumph Group, Inc.*                                5,740           254,052
   United Industrial Corp./NY+                         2,570           156,590
   Esterline Technologies Corp.*                       2,495           106,661
   Innovative Solutions & Support,
      Inc.*                                            7,123            92,599
   Essex Corp.*                                        3,560            78,391
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                         2,639,350
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.0%
   Genlyte Group, Inc.*                                6,510           443,592
   General Cable Corp.*                                9,801           297,264
   Regal-Beloit Corp.+                                 6,898           291,579
   Acuity Brands, Inc.                                 7,090           283,600
   A.O. Smith Corp.+                                   4,490           237,072
   Woodward Governor Co.                               7,040           234,080
   LSI Industries, Inc.                               10,680           181,987
   II-Vi, Inc.*                                        8,435           152,589
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                        2,121,763
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BUILDING PRODUCTS 0.8%
   Lennox International, Inc.                         16,055   $       479,402
   NCI Building Systems, Inc.*+                        5,560           332,321
   Universal Forest Products, Inc.                     4,630           293,959
   Simpson Manufacturing Co., Inc.                     6,590           285,347
   ElkCorp+                                            6,200           209,250
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                           1,600,279
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Watsco, Inc.                                        6,303           447,828
   GATX Corp.                                         10,140           418,681
   UAP Holding Corp.                                  10,950           235,425
   Beacon Roofing Supply, Inc.*+                       4,503           183,002
   WESCO International, Inc.*                          1,853           126,022
   Applied Industrial Technologies,
      Inc.                                             2,650           118,190
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                            1,529,148
                                                               ---------------
   AIRLINES 0.6%
   SkyWest, Inc.                                      13,370           391,340
   AirTran Holdings, Inc.*+                           19,516           353,435
   Alaska Air Group, Inc.*+                            7,735           274,206
   Mesa Air Group, Inc.*                              12,510           143,114
                                                               ---------------
   TOTAL AIRLINES                                                    1,162,095
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.5%
   EMCOR Group, Inc.*                                  8,250           409,695
   Granite Construction, Inc.                          6,680           325,182
   URS Corp.*                                          4,983           200,566
   Shaw Group, Inc.*+                                  6,398           194,499
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                  1,129,942
                                                               ---------------
   AIR FREIGHT & COURIERS 0.4%
   Pacer International, Inc.                          10,374           339,022
   EGL, Inc.*                                          6,230           280,350
   HUB Group, Inc. -- Class A*                         4,480           204,199
   Forward Air Corp.                                   1,920            71,597
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        895,168
                                                               ---------------
   ROAD & RAIL 0.4%
   Kansas City Southern*+                             19,680           486,096
   Arkansas Best Corp.+                                8,798           344,178
                                                               ---------------
   TOTAL ROAD & RAIL                                                   830,274
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Walter Industries, Inc.                             8,360           556,943
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      556,943
                                                               ---------------
TOTAL INDUSTRIALS                                                   22,666,855
                                                               ---------------
CONSUMER DISCRETIONARY 9.5%
   SPECIALTY RETAIL 2.5%
   Charming Shoppes, Inc.*+                           34,120           507,364
   Payless Shoesource, Inc.*                          18,038           412,890
   Dress Barn, Inc.*+                                  6,960           333,732
   Children's Place Retail Stores,
      Inc.*+                                           5,629           325,919
   Tractor Supply Co.*                                 4,823           319,958
   Sports Authority, Inc.*                             8,350           308,115
   Too, Inc.*                                          8,580           294,723


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Group 1 Automotive, Inc.                            5,630   $       267,650
   Cato Corp. -- Class A                              10,709           255,517
   Guess ?, Inc.*                                      6,430           251,477
   Pantry, Inc.*                                       3,990           248,936
   Hibbett Sporting Goods, Inc.*                       7,298           240,761
   Genesco, Inc.*+                                     6,020           234,118
   Sonic Automotive, Inc.                              7,870           218,471
   CSK Auto Corp.*                                    14,924           206,996
   Talbots, Inc.                                       7,160           192,389
   Regis Corp.                                         4,839           166,849
   Select Comfort Corp.*+                              3,940           155,827
   Buckle, Inc.                                        2,693           110,278
   Cache, Inc.*                                        5,237            96,047
   Stein Mart, Inc.                                    5,470            95,287
   Guitar Center, Inc.*+                               1,488            70,978
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            5,314,282
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.6%
   Ruby Tuesday, Inc.+                                12,310           394,905
   Jack in the Box, Inc.*                              8,843           384,671
   CEC Entertainment, Inc.*+                          11,068           372,106
   CKE Restaurants, Inc.+                             17,560           305,544
   Domino's Pizza, Inc.                                9,910           282,931
   Landry's Restaurants, Inc.                          6,780           239,537
   Ameristar Casinos, Inc.                             9,027           232,806
   Vail Resorts, Inc.*                                 6,050           231,231
   Speedway Motorsports, Inc.                          4,680           178,823
   Steak n Shake Co.*                                  7,250           152,975
   Papa John's International, Inc.*                    4,540           148,957
   Bluegreen Corp.*                                   11,157           147,496
   Krispy Kreme Doughnuts, Inc.*+                     14,548           130,641
   Multimedia Games, Inc.*+                            7,083           105,395
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               3,308,018
                                                               ---------------
   MEDIA 1.3%
   Valassis Communications, Inc.*                     13,420           394,145
   Catalina Marketing Corp.+                          13,328           307,877
   Entercom Communications Corp.                      10,960           306,003
   Reader's Digest Association, Inc.                  18,784           277,064
   Scholastic Corp.*                                   8,850           236,826
   Emmis Communications Corp.
      -- Class A*                                     13,865           221,840
   RCN Corp.*                                          6,530           169,127
   Playboy Enterprises, Inc.
      -- Class B*+                                    10,861           154,226
   Journal Register Co.                               12,040           146,647
   Lin TV Corp. -- Class A*                           14,631           131,679
   ProQuest Co.*                                       5,319           113,774
   Sinclair Broadcast Group, Inc.
      -- Class A                                      13,095           106,724
   Cumulus Media, Inc. -- Class A*+                    9,260           104,268
   Citadel Broadcasting Corp.+                         9,360           103,802
   Gemstar-TV Guide International,
      Inc.*+                                          21,698            67,047
                                                               ---------------
   TOTAL MEDIA                                                       2,841,049
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 1.3%
   Ethan Allen Interiors, Inc.+                        8,988   $       377,676
   Jarden Corp.*+                                     11,000           361,350
   WCI Communities, Inc.*+                            12,211           339,710
   Yankee Candle Co., Inc.+                           10,970           300,249
   Furniture Brands International, Inc.+              11,320           277,453
   Interface, Inc. -- Class A*                        14,840           204,940
   Brookfield Homes Corp.+                             3,920           203,291
   La-Z-Boy, Inc.+                                    11,320           192,440
   Champion Enterprises, Inc.*+                        9,808           146,728
   Blount International, Inc.*                         7,984           128,622
   Technical Olympic USA, Inc.+                        5,280           107,448
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          2,639,907
                                                               ---------------
   TEXTILES & APPAREL 0.8%
   Phillips-Van Heusen Corp.+                          8,680           331,663
   Brown Shoe Co., Inc.                                6,130           321,702
   Carter's, Inc.*                                     4,264           287,777
   K-Swiss, Inc. -- Class A                            6,690           201,637
   Oxford Industries, Inc.                             2,950           150,834
   Skechers U.S.A., Inc. -- Class A*                   4,670           116,423
   Wolverine World Wide, Inc.                          4,535           100,360
   Charles & Colvard Ltd.+                             6,657            72,095
   Russell Corp.                                       4,990            68,862
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                          1,651,353
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.6%
   Coldwater Creek, Inc.*                             12,637           351,309
   Nutri/System, Inc.*+                                5,603           266,254
   Netflix, Inc.*+                                     7,980           231,340
   Stamps.com, Inc.*                                   4,790           168,895
   Priceline.com, Inc.*+                               6,340           157,486
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                   1,175,284
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   DeVry, Inc.*+                                      18,467           420,494
   Sotheby's Holdings, Inc.
      -- Class A*+                                    11,980           347,899
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                768,393
                                                               ---------------
   AUTO COMPONENTS 0.4%
   ArvinMeritor, Inc.                                 16,350           243,778
   Modine Manufacturing Co.                            8,090           238,655
   LKQ Corp.*                                          8,274           172,182
   Drew Industries, Inc.*                              3,150           111,983
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               766,598
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   RC2 Corp.*                                          4,868           193,795
   Jakks Pacific, Inc.*                                6,770           181,030
   Callaway Golf Co.                                   6,156           105,883
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  480,708
                                                               ---------------
   MULTILINE RETAIL 0.2%
   Tuesday Morning Corp.                               9,170           211,735
   99 Cents Only Stores*+                              6,890            93,428
   Conn's, Inc.*+                                      2,630            89,841
   Big Lots, Inc.*+                                    5,360            74,826
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              469,830
                                                               ---------------


52 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   DISTRIBUTORS 0.1%
   Building Material Holding Corp.+                    7,920   $       282,269
                                                               ---------------
   TOTAL DISTRIBUTORS                                                  282,269
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Alderwoods Group, Inc.*                            14,711           263,327
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              263,327
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        19,961,018
                                                               ---------------
HEALTH CARE 8.6%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
   Intuitive Surgical, Inc.*+                          6,023           710,714
   Hologic, Inc.*+                                     9,320           515,862
   Sybron Dental Specialties, Inc.*                   12,428           512,531
   Steris Corp.                                       20,705           510,999
   Haemonetics Corp./MA*                               6,940           352,344
   DJ Orthopedics, Inc.*+                              7,710           306,550
   Mentor Corp.+                                       6,580           298,140
   West Pharmaceutical Services, Inc.                  8,370           290,606
   Bio--Rad Laboratories, Inc.
      -- Class A*                                      4,040           251,894
   Palomar Medical Technologies,
      Inc.*+                                           7,193           240,606
   Thoratec Corp.*                                    11,510           221,798
   Immucor, Inc.*                                      6,853           196,612
   Aspect Medical Systems, Inc.*                       7,146           196,086
   Lifecell Corp.*+                                    8,120           183,106
   Molecular Devices Corp.*                            5,420           179,727
   Conmed Corp.*                                       8,850           169,477
   Orasure Technologies, Inc.*+                       15,080           155,324
   ICU Medical, Inc.*                                  3,680           133,179
   Kyphon, Inc.*                                       3,558           132,358
   Invacare Corp.                                      3,745           116,320
   Ventana Medical Systems, Inc.*                      1,930            80,616
   Neurometrix, Inc.*                                  2,018            78,581
   SurModics, Inc.*+                                   1,810            64,002
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            5,897,432
                                                               ---------------
   BIOTECHNOLOGY 2.8%
   Amylin Pharmaceuticals, Inc.*+                     13,830           676,978
   Vertex Pharmaceuticals, Inc.*+                     16,830           615,810
   Neurocrine Biosciences, Inc.*+                      8,430           544,072
   United Therapeutics Corp.*+                         7,150           473,902
   Alkermes, Inc.*+                                   20,890           460,624
   Cubist Pharmaceuticals, Inc.*                      16,275           373,837
   Exelixis, Inc.*                                    27,310           327,993
   Serologicals Corp.*+                               12,610           308,441
   Keryx Biopharmaceuticals, Inc.*                    12,830           245,181
   Myriad Genetics, Inc.*+                             9,150           238,724
   Myogen, Inc.*+                                      4,835           175,172
   Enzo Biochem, Inc.*+                               12,436           167,886
   Medarex, Inc.*+                                    12,480           164,986
   Pharmion Corp.*+                                    8,723           157,188
   Geron Corp.*+                                      17,910           148,832

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Albany Molecular Research, Inc.*+                  12,716   $       129,195
   Cambrex Corp.+                                      6,573           128,436
   Digene Corp.*                                       3,022           118,160
   Momenta Pharmaceuticals, Inc.*+                     5,055            99,381
   Martek Biosciences Corp.*+                          2,432            79,843
   Progenics Pharmaceuticals, Inc.*                    2,506            66,384
   Northfield Laboratories, Inc.*+                     5,727            57,270
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                               5,758,295
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.0%
   Pediatrix Medical Group, Inc.*                      5,750           590,180
   Medicis Pharmaceutical Corp.
      -- Class A+                                     15,430           503,018
   United Surgical Partners
      International, Inc.*                            10,063           356,331
   LCA-Vision, Inc.                                    6,049           303,115
   Magellan Health Services, Inc.*+                    7,210           291,789
   American Retirement Corp.*                         10,290           263,630
   Ventiv Health, Inc.*                                7,530           250,147
   Per-Se Technologies, Inc.*+                         8,253           220,025
   The Trizetto Group, Inc.*                          11,380           200,174
   Kindred Healthcare, Inc.*+                          7,640           192,146
   Genesis HealthCare Corp.*                           4,280           188,063
   HealthExtras, Inc.*                                 4,920           173,676
   Radiation Therapy Services, Inc.*+                  5,823           148,545
   Centene Corp.*+                                     4,308           125,664
   Healthways, Inc.*                                   2,210           112,577
   American Dental Partners, Inc.*                     6,400            86,400
   Odyssey HealthCare, Inc.*                           4,875            83,899
   Computer Programs & Systems,
      Inc.                                             1,493            74,650
   Symbion, Inc.*                                      2,990            67,724
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            4,231,753
                                                               ---------------
   PHARMACEUTICALS 1.0%
   Andrx Corp.*                                       17,000           403,580
   Par Pharmaceutical Cos., Inc.*                      8,070           227,413
   MGI Pharma, Inc.*+                                 11,598           202,965
   KV Pharmaceutical Co.*+                             8,330           200,920
   First Horizon Pharmaceutical Corp.*                 6,885           173,571
   CNS, Inc.                                           7,642           164,609
   Adams Respiratory Therapeutics,
      Inc.*                                            3,950           157,091
   New River Pharmaceuticals, Inc.*                    4,630           153,762
   Alpharma, Inc. -- Class A                           5,125           137,452
   Hi-Tech Pharmacal Co., Inc.*                        4,143           116,819
   Connetics Corp.*+                                   6,425           108,775
   SuperGen, Inc.*                                    17,243            97,940
   Bentley Pharmaceuticals, Inc.*+                     3,160            41,554
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             2,186,451
                                                               ---------------
TOTAL HEALTH CARE                                                   18,073,931
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ENERGY 4.5%
   OIL & GAS 2.6%
   Frontier Oil Corp.                                 12,053   $       715,346
   Cimarex Energy Co.+                                15,760           681,778
   Holly Corp.                                         5,532           410,032
   Swift Energy Co.*+                                  8,937           334,780
   Giant Industries, Inc.*                             4,690           326,143
   St. Mary Land & Exploration Co.+                    7,698           314,309
   Petroleum Development Corp.*                        6,248           283,409
   KCS Energy, Inc.*                                  10,650           276,900
   Atlas America, Inc.*                                5,738           274,334
   Berry Petroleum Co. -- Class A                      3,756           257,098
   Cabot Oil & Gas Corp.                               5,325           255,227
   Penn Virginia Corp.                                 2,880           204,480
   TransMontaigne, Inc.*                              20,444           200,556
   Harvest Natural Resources, Inc.*+                  19,962           194,031
   Alon USA Energy, Inc.                               5,618           138,315
   Parallel Petroleum Corp.*                           6,500           119,925
   ATP Oil & Gas Corp.*+                               2,413           105,955
   W&T Offshore, Inc.+                                 2,620           105,612
   USEC, Inc.+                                         6,790            81,819
   Cheniere Energy, Inc.*+                             1,946            78,949
   Foundation Coal Holdings, Inc.+                     1,695            69,732
                                                               ---------------
   TOTAL OIL & GAS                                                   5,428,730
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.9%
   Maverick Tube Corp.*+                               9,927           526,032
   Lone Star Technologies, Inc.*                       7,680           425,549
   Helix Energy Solutions Group,
      Inc.*+                                          11,123           421,562
   Global Industries, Ltd.*                           27,720           401,663
   Grey Wolf, Inc.*                                   44,350           329,964
   NS Group, Inc.*+                                    5,970           274,799
   Superior Energy Services, Inc.*+                    9,844           263,721
   Hydril Co.*                                         3,233           252,012
   Todco -- Class A                                    6,303           248,401
   Parker Drilling Co.*                               25,743           238,638
   Lufkin Industries, Inc.                             3,285           182,120
   GulfMark Offshore, Inc.*                            5,229           145,366
   Hornbeck Offshore Services, Inc.*                   3,865           139,411
   Pioneer Drilling Co.*                               6,652           109,292
   Veritas DGC, Inc.*+                                 2,380           108,028
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 4,066,558
                                                               ---------------
TOTAL ENERGY                                                         9,495,288
                                                               ---------------
MATERIALS 3.4%
   METALS & MINING 1.8%
   Reliance Steel & Aluminum Co.                       6,958           653,495
   Commercial Metals Co.                              10,310           551,482
   Quanex Corp.                                        7,480           498,392
   Aleris International, Inc.*+                        9,496           456,473
   Cleveland-Cliffs, Inc.+                             5,085           443,005

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Carpenter Technology Corp.                          4,631   $       437,722
   Century Aluminum Co.*                               6,004           254,870
   Titanium Metals Corp.*                              4,510           218,961
   Ryerson Tull, Inc.+                                 6,750           180,630
   AK Steel Holding Corp.*                             8,550           128,250
   Coeur d'Alene Mines Corp.*+                        13,296            87,222
                                                               ---------------
   TOTAL METALS & MINING                                             3,910,502
                                                               ---------------
   CONSTRUCTION MATERIALS 0.8%
   Eagle Materials, Inc.+                             12,110           772,134
   Headwaters, Inc.*+                                 11,080           440,873
   Texas Industries, Inc.+                             6,925           418,893
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                      1,631,900
                                                               ---------------
   CHEMICALS 0.6%
   Olin Corp.                                         16,460           353,396
   Westlake Chemical Corp.                             5,603           193,584
   Senomyx, Inc.*                                     11,355           186,903
   Pioneer Cos., Inc.*                                 6,010           183,305
   Terra Industries, Inc.*+                           24,950           175,898
   Ferro Corp.                                         6,481           129,620
                                                               ---------------
   TOTAL CHEMICALS                                                   1,222,706
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Silgan Holdings, Inc.+                              6,940           278,780
   Greif, Inc. -- Class A                              2,185           149,497
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        428,277
                                                               ---------------
TOTAL MATERIALS                                                      7,193,385
                                                               ---------------
CONSUMER STAPLES 1.7%
   FOOD PRODUCTS 0.6%
   Flowers Foods, Inc.                                11,620           345,114
   Seaboard Corp.+                                       168           267,792
   Ralcorp Holdings, Inc.*                             6,890           262,164
   Chiquita Brands International, Inc.+               11,200           187,824
   Hain Celestial Group, Inc.*                         5,030           131,736
   Gold Kist, Inc.*                                    9,505           120,143
                                                               ---------------
   TOTAL FOOD PRODUCTS                                               1,314,773
                                                               ---------------
   FOOD & DRUG RETAILING 0.3%
   Longs Drug Stores Corp.                             8,260           382,273
   Great Atlantic & Pacific Tea Co.*                   4,700           164,171
   Performance Food Group Co.*                         2,505            78,131
   Pathmark Stores, Inc.*                              6,790            71,023
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         695,598
                                                               ---------------
   BEVERAGES 0.2%
   Hansen Natural Corp.*+                              3,527           444,578
                                                               ---------------
   TOTAL BEVERAGES                                                     444,578
                                                               ---------------
   PERSONAL PRODUCTS 0.2%
   Playtex Products, Inc.*                            19,345           202,542
   Chattem, Inc.*                                      4,140           155,871
   USANA Health Sciences, Inc.*+                       1,805            75,305
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                             433,718
                                                               ---------------


54 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS 0.2%
   Central Garden and Pet Co.*                         5,998   $       318,734
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            318,734
                                                               ---------------
   TOBACCO 0.2%
   Universal Corp./VA                                  7,710           283,497
                                                               ---------------
   TOTAL TOBACCO                                                       283,497
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,490,898
                                                               ---------------
UTILITIES 1.3%
   GAS UTILITIES 0.6%
   Nicor, Inc.+                                       12,910           510,720
   Southwest Gas Corp.                                10,080           281,736
   Northwest Natural Gas Co.                           7,530           267,240
   South Jersey Industries, Inc.                       7,508           204,743
   Southern Union, Co.                                     1                17
                                                               ---------------
   TOTAL GAS UTILITIES                                               1,264,456
                                                               ---------------
   ELECTRIC UTILITIES 0.6%
   Cleco Corp.                                        15,500           346,115
   Duquesne Light Holdings, Inc.+                     20,809           343,348
   Sierra Pacific Resources*+                         19,144           264,379
   Otter Tail Power Co.                                7,841           224,958
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          1,178,800
                                                               ---------------
   MULTI-UTILITIES 0.1%
   NorthWestern Corp.+                                 9,528           296,702
                                                               ---------------
   TOTAL MULTI-UTILITIES                                               296,702
                                                               ---------------
TOTAL UTILITIES                                                      2,739,958
                                                               ---------------
TELECOMMUNICATION SERVICES 1.1%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   SBA Communications Corp.*                          21,740           508,933
   USA Mobility, Inc.                                  8,903           253,558
   UbiquiTel, Inc.*                                   20,410           206,141
   Dobson Communications Corp.
      -- Class A*+                                    25,163           201,807
                                                               ---------------
   TOTAL WIRELESS
      TELECOMMUNICATION SERVICES                                     1,170,439
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Level 3 Communications, Inc.*+                     87,927           455,462
   Valor Communications Group, Inc.+                  15,735           207,073
   Golden Telecom, Inc.+                               5,883           176,784
   Iowa Telecommunications Services,
      Inc.                                             5,418           103,375
   Premiere Global Services, Inc.*                     8,300            66,815
                                                               ---------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                     1,009,509
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     2,179,948
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $116,932,478)                                             141,671,256
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 29.8%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06++                        $   5,551,658   $     5,551,658
   4.40% due 04/03/06                             38,154,418        38,154,418
   4.15% due 04/03/06                             18,672,133        18,672,133
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $62,378,209)                                               62,378,209
                                                               ---------------

SECURITIES LENDING COLLATERAL 10.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                            22,797,583        22,797,583
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $22,797,583)                                               22,797,583
                                                               ===============

TOTAL INVESTMENTS 108.3%
   (Cost $202,108,270)                                         $   226,847,048
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.3)%                                       $   (17,404,331)
                                                               ===============
NET ASSETS - 100.0%                                            $   209,442,717
==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2006 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $114,499,000)                              1,487   $     2,964,190
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
May 2006 Russell 2000 Index
  Swap, Maturing 05/23/06**
  (Notional Market Value
  $58,341,592)                                        76,250   $     1,975,900
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 105.5%
Repurchase Agreement (Note 6)
  4.50% due 04/03/06+                         $    7,781,844   $     7,781,844
  4.40% due 04/03/06                              34,734,494        34,734,494
  4.15% due 04/03/06                              16,998,479        16,998,479
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $59,514,817)                                                59,514,817
                                                               ---------------
TOTAL INVESTMENTS 105.5%
  (Cost $59,514,817)                                           $    59,514,817
                                                               ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (5.5)%                                        $    (3,084,021)
                                                               ===============
NET ASSETS - 100.0%                                            $    56,430,796
==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2006 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $3,234,000)                                   42   $      (122,740)
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
May 2006 Russell 2000 Index
  Swap, Maturing 05/23/06*
  (Notional Market Value
  $53,346,113)                                        69,721   $    (1,935,287)
                                                               ===============

*     PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


56 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION 94.6%
U.S. Treasury Bond at
   4.50% due 02/15/36                         $   63,700,000   $    59,778,469
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $60,996,832)                                               59,778,469
                                                               ---------------
REPURCHASE AGREEMENTS 4.9%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                                 94,434            94,434
   4.40% due 04/03/06                              2,026,127         2,026,127
   4.15% due 04/03/06                                991,552           991,552
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,112,113)                                                 3,112,113
                                                               ---------------
TOTAL INVESTMENTS 99.5%
   (Cost $64,108,945)                                          $    62,890,582
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.5%                                          $       328,290
                                                               ===============
NET ASSETS - 100.0%                                            $    63,218,872
==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2006 U.S. Treasury
  Bond Futures Contracts
  (Aggregate Market Value of
  Contracts $25,542,563)                                 234   $      (262,477)
                                                               ===============


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   JUNO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 56.6%
Farmer Mac*
  4.53% due 05/10/06                          $   25,000,000   $    24,883,604
  4.58% due 05/23/06                              25,000,000        24,841,146
Federal Home Loan Bank*
  4.30% due 04/05/06                              50,000,000        49,988,056
  4.60% due 04/07/06                              50,000,000        49,974,445
  4.53% due 05/19/06                              50,000,000        49,710,583
  4.55% due 05/24/06                              50,000,000        49,677,708
  4.66% due 06/16/06                              50,000,000        49,521,056
  4.49% due 04/26/06                              25,000,000        24,928,285
Freddie Mac*
  4.80% due 08/01/06                              70,000,000        68,880,000
  4.65% due 04/03/06                              50,000,000        50,000,000
  4.37% due 04/18/06                              50,000,000        49,908,958
  4.38% due 04/18/06+                             50,000,000        49,908,854
  4.53% due 05/01/06+                             50,000,000        49,823,833
  4.69% due 05/26/06+                             50,000,000        49,654,764
  4.40% due 06/05/06+                             50,000,000        49,615,000
  4.41% due 06/13/06+                             50,000,000        49,565,125
  4.68% due 06/20/06+                             50,000,000        49,493,541
  4.32% due 04/04/06+                             25,000,000        24,997,000
  4.40% due 04/25/06+                             25,000,000        24,932,778
  4.47% due 06/30/06+                             25,000,000        24,726,833
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $865,031,569)                                             865,031,569
                                                               ---------------

                                                   CONTRACTS
                                                   ---------
OPTIONS PURCHASED 0.0%
Call Options on:
   June 2006 U.S. Treasury Bond
    Futures Contracts
    Expiring May 2006 with
    strike price of 124++                              3,821                --
                                                               ---------------
TOTAL OPTIONS PURCHASED
   (Cost $75,942)                                                           --
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 115.0%
Joint Repurchase Agreements (Note 6)
  4.50% due 04/03/06+                         $   20,980,659        20,980,659
  4.40% due 04/03/06+                            450,152,143       450,152,143
  4.15% due 04/03/06+                            220,296,914       220,296,914

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

Individual Repurchase Agreement
  Lehman Brothers, Inc. at 4.15%
  due 04/03/06
  (Secured by U.S.Treasury Bonds,
  at a rate of 4.50% and maturing
  02/15/36 as collateral, with a
  Market Value of
  $1,085,474,174) and a
  Maturity Value of
  $1,064,603,048                              $1,064,235,000   $ 1,064,235,000
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,755,664,716)                                         1,755,664,716
                                                               ---------------
TOTAL LONG SECURITIES 171.6%
   (Cost $2,620,772,227)                                         2,620,696,285
                                                               ---------------

U.S. TREASURY OBLIGATION SOLD SHORT (70.2)%
U.S. Treasury Bond at
    4.50% due 02/15/36                         1,142,880,000    (1,072,521,450)
TOTAL U.S. TREASURY OBLIGATION
   SOLD SHORT
   (Proceeds $1,125,739,759)                                    (1,072,521,450)
                                                               ---------------
TOTAL SHORT SALES
   (Proceeds $1,125,739,759)                                    (1,072,521,450)
                                                               ---------------
TOTAL INVESTMENTS 101.4%
   (Cost $1,495,032,468)                                       $ 1,548,174,835
                                                               ---------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.4)%                                       $   (21,096,432)
                                                               ===============
NET ASSETS - 100.0%                                            $ 1,527,078,403
==============================================================================

                                                                    UNREALIZED
                                                        FACE              GAIN
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2006 U.S. Treasury Bond
  Futures Contracts
  (Aggregate Market Value of
  Contracts $753,614,750)                              6,904   $    25,250,415
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT MARCH 31, 2006.

++    SECURITY IS FAIR VALUED (NOTE 1).


58 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  76.0%

FINANCIALS 28.5%
   BANKS 15.6%
   HSBC Holdings PLC  -- SP ADR                       26,610   $     2,229,386
   Banco Bilbao Vizcaya Argentaria
      SA -- SP ADR                                    70,459         1,469,070
   Banco Santander Central Hispano
      SA -- SP ADR                                    97,709         1,427,529
   Barclays PLC -- SP ADR                             27,850         1,303,380
   ABN AMRO Holding NV --
      SP ADR                                          38,830         1,160,240
   Lloyds TSB Group PLC -- SP ADR                     30,070         1,157,394
                                                               ---------------
   TOTAL BANKS                                                       8,746,999
                                                               ---------------
   CAPITAL MARKETS 7.5%
   UBS AG                                             20,180         2,219,195
   Credit Suisse Group -- SP ADR                      19,070         1,065,250
   Deutsche Bank AG                                    8,230           940,195
                                                               ---------------
   TOTAL CAPITAL MARKETS                                             4,224,640
                                                               ---------------
   INSURANCE 3.1%
   AXA -- SP ADR                                      28,440           994,263
   Allianz AG -- SP ADR                               44,390           740,869
                                                               ---------------
   TOTAL INSURANCE                                                   1,735,132
                                                               ---------------
   DIVERSIFIED FINANCIALS 2.3%
   ING Groep NV -- SP ADR                             33,700         1,327,780
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                      1,327,780
                                                               ---------------
TOTAL FINANCIALS                                                    16,034,551
                                                               ---------------
ENERGY 12.0%
   OIL & GAS 12.0%
   BP PLC -- SP ADR                                   40,570         2,796,896
   Total SA -- SP ADR                                 14,110         1,858,710
   Royal Dutch Shell  PLC -- SP ADR                   22,580         1,405,831
   ENI-Ente Nazionale Idrocarburi
      -- SP ADR                                       11,710           667,236
                                                               ---------------
   TOTAL OIL & GAS                                                   6,728,673
                                                               ---------------
TOTAL ENERGY                                                         6,728,673
                                                               ---------------
HEALTH CARE 10.8%
   PHARMACEUTICALS 10.7%
   Novartis AG -- SP ADR                              39,010         2,162,715
   GlaxoSmithKline  PLC -- SP ADR                     37,220         1,946,978
   AstraZeneca  PLC -- SP ADR                         22,420         1,126,157
   Schering AG -- SP ADR                               4,040           419,796
   Shire PLC -- SP ADR                                 2,560           119,014
   Teva Pharmaceutical Industries Ltd.
      -- SP ADR                                        2,850           117,363
   Sanofi-Aventis SA -- ADR                            2,120           100,594
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             5,992,617
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
   Alcon, Inc.                                           820            85,493
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               85,493
                                                               ---------------
TOTAL HEALTH CARE                                                    6,078,110
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 6.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.9%
   Telefonica SA                                      17,210   $       808,354
   Deutsche Telekom AG -- SP ADR                      28,480           479,033
   France Telecom SA -- SP ADR                        16,240           365,075
   Telecom Italia  -- SP ADR                           9,690           282,948
   BT Group  PLC -- SP ADR                             6,390           248,060
                                                               ---------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                     2,183,470
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 2.7%
   Vodafone Group  PLC -- SP ADR                      73,009         1,525,888
                                                               ---------------
   TOTAL WIRELESS
      TELECOMMUNICATION SERVICES                                     1,525,888
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     3,709,358
                                                               ---------------
CONSUMER STAPLES 5.0%
   FOOD PRODUCTS 2.8%
   Unilever NV                                        14,100           976,002
   Cadbury Schweppes  PLC --
      SP ADR                                          15,280           611,200
                                                               ---------------
   TOTAL FOOD PRODUCTS                                               1,587,202
                                                               ---------------
   BEVERAGES 2.2%
   Diageo PLC -- SP ADR                               18,970         1,203,267
                                                               ---------------
   TOTAL BEVERAGES                                                   1,203,267
                                                               ---------------
TOTAL CONSUMER STAPLES                                               2,790,469
                                                               ---------------
INFORMATION TECHNOLOGY 3.8%
   COMMUNICATIONS EQUIPMENT 2.9%
   Nokia OYJ -- SP ADR                                47,889           992,260
   Telefonaktiebolaget LM Ericsson --
      SP ADR                                          16,860           635,959
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    1,628,219
                                                               ---------------
   SOFTWARE 0.9%
   SAP AG -- SP ADR                                    9,660           524,731
                                                               ---------------
   TOTAL SOFTWARE                                                      524,731
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,152,950
                                                               ---------------
MATERIALS 3.4%
   METALS & MINING 2.3%
   Anglo American  PLC -- ADR                         32,440           634,851
   Rio Tinto  PLC -- SP ADR                            3,000           621,000
                                                               ---------------
   TOTAL METALS & MINING                                             1,255,851
                                                               ---------------
   CHEMICALS 1.1%
   BASF AG -- SP ADR                                   8,040           630,336
                                                               ---------------
   TOTAL CHEMICALS                                                     630,336
                                                               ---------------
TOTAL MATERIALS                                                      1,886,187
                                                               ---------------
CONSUMER DISCRETIONARY 2.5%
   AUTOMOBILES 1.0%
   DaimlerChrysler AG                                  9,520           546,543
                                                               ---------------
   TOTAL AUTOMOBILES                                                   546,543
                                                               ---------------
   TEXTILES & APPAREL 0.8%
   Luxottica Group                                    17,800           489,322
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            489,322
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.7%
   Koninklijke Philips Electronics NV                 11,670   $       392,696
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            392,696
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         1,428,561
                                                               ---------------
UTILITIES 2.2%
   ELECTRIC UTILITIES 1.7%
   E.ON AG -- SP ADR                                  25,420           930,372
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            930,372
                                                               ---------------
   MULTI-UTILITIES 0.5%
   Suez SA -- SP ADR                                   7,330           289,169
                                                               ---------------
   TOTAL MULTI-UTILITIES                                               289,169
                                                               ---------------
TOTAL UTILITIES                                                      1,219,541
                                                               ---------------
INDUSTRIALS 1.2%
   INDUSTRIAL CONGLOMERATES 1.2%
   Siemens AG -- SP ADR                                7,260           676,414
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      676,414
                                                               ---------------
TOTAL INDUSTRIALS                                                      676,414
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $38,244,703)                                               42,704,814
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 20.2%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $      717,748           717,748
   4.40% due 04/03/06+                             8,149,908         8,149,908
   4.15% due 04/03/06                              2,459,544         2,459,544
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,327,200)                                               11,327,200
                                                               ---------------
TOTAL INVESTMENTS 96.2%
   (Cost $49,571,903)                                          $    54,032,014
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.8%                                          $     2,114,908
                                                               ===============
NET ASSETS - 100.0%                                            $    56,146,922
==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                       UNITS          (NOTE 1)
------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
June 2006 Dow Jones
  STOXX 50 Index Swap,
  Maturing 06/14/06*
  (Notional Market Value
  $25,103,582)                                         5,912   $       241,761
June 2006 Dow Jones
  STOXX 50 Index Swap,
  Maturing 06/28/06*
  (Notional Market Value
  $1,899,917)                                            447            26,819
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $27,003,499)                                          $       268,580
                                                               ===============

                             COUNTRY DIVERSIFICATION

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

GREAT BRITAIN           38%
GERMANY                 14%
SWITZERLAND             13%
NETHERLANDS             12%
SPAIN                    9%
FRANCE                   8%
ITALY                    3%
FINLAND                  2%
SWEDEN                   1%

 The pie chart above reflects percentages of the market value of Common Stocks.

*     PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE
      RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.


60 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 94.6%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $    3,144,645   $     3,144,645
   4.40% due 04/03/06+                            85,252,500        85,252,500
   4.15% due 04/03/06                             33,018,768        33,018,768
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $121,415,913)                                             121,415,913
                                                               ---------------
TOTAL INVESTMENTS 94.6%
   (Cost $121,415,913)                                         $   121,415,913
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 5.4%                                          $     6,993,142
                                                               ===============
NET ASSETS - 100.0%                                            $   128,409,055
==============================================================================

                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2006 Nikkei 225 Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $36,636,000)                                 430   $     1,722,231
June 2006 Yen Currency
  Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $36,700,875)                                 342          (160,763)
                                                               ---------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $73,336,875)                                   $     1,561,468
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
June 2006 Topix 100 Index
  Swap, Maturing 06/14/06*
  (Notional Market Value
  $123,928,386)                                   12,115,801   $     3,974,422
                                                               ===============

*     PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  100.0%

CONSUMER DISCRETIONARY 23.4%
   SPECIALTY RETAIL 7.1%
   Group 1 Automotive, Inc.                           29,721   $     1,412,936
   PEP Boys-Manny Moe & Jack+                         83,423         1,260,522
   Sonic Automotive, Inc.                             44,222         1,227,603
   Haverty Furniture Cos., Inc.                       75,634         1,085,348
   Stage Stores, Inc.                                 29,302           871,734
   Cato Corp. -- Class A                              32,485           775,092
   Hancock Fabrics, Inc./DE+                         196,318           714,598
   Jo-Ann Stores, Inc.*+                              52,653           708,709
   Burlington Coat Factory
      Warehouse Corp.                                  7,188           326,695
   Zale Corp.*                                        10,502           294,371
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            8,677,608
                                                               ---------------
   TEXTILES & APPAREL 4.1%
   Kellwood Co.+                                      50,794         1,594,424
   Brown Shoe Co., Inc.                               21,188         1,111,946
   Ashworth, Inc.*                                   105,941         1,051,994
   Russell Corp.                                      50,158           692,181
   Stride Rite Corp.                                  20,813           301,372
   Oxford Industries, Inc.+                            4,138           211,576
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                          4,963,493
                                                               ---------------
   HOUSEHOLD DURABLES 3.4%
   Bassett Furniture Industries, Inc.                 47,885           955,306
   La-Z-Boy, Inc.+                                    50,758           862,886
   Standard-Pacific Corp.                             22,114           743,473
   Lenox Group, Inc.*                                 37,727           494,224
   National Presto Industries, Inc.                    9,296           457,084
   Libbey, Inc.                                       58,007           410,689
   Russ Berrie & Co., Inc.                            16,153           245,526
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          4,169,188
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 3.0%
   O'Charleys, Inc.*+                                 64,743         1,195,156
   Bally Total Fitness Holding Corp.*+               109,560         1,026,577
   Ryan's Restaurant Group, Inc.*                     41,711           604,810
   Lone Star Steakhouse & Saloon,
      Inc.                                            17,557           498,970
   Marcus Corp.                                       17,692           352,955
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               3,678,468
                                                               ---------------
   AUTO COMPONENTS 1.7%
   Standard Motor Products, Inc.+                    132,756         1,178,873
   Superior Industries International,
   Inc.+                                              45,470           880,299
                                                               ---------------
   TOTAL AUTO COMPONENTS                                             2,059,172
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 1.5%
   Jakks Pacific, Inc.*                               29,917   $       799,981
   K2, Inc.*                                          56,719           711,823
   Sturm Ruger & Co., Inc.                            29,864           238,315
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                1,750,119
                                                               ---------------
   AUTOMOBILES 1.4%
   Coachmen Industries, Inc.                          85,990           978,566
   Monaco Coach Corp.+                                53,888           722,099
                                                               ---------------
   TOTAL AUTOMOBILES                                                 1,700,665
                                                               ---------------
   MULTILINE RETAIL 0.6%
   Fred's, Inc.+                                      49,410           655,177
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              655,177
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   Insight Enterprises, Inc.*                         29,728           654,313
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                     654,313
                                                               ---------------
   DISTRIBUTORS 0.1%
   Audiovox Corp. -- Class A*+                        12,626           150,754
                                                               ---------------
   TOTAL DISTRIBUTORS                                                  150,754
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        28,458,957
                                                               ---------------
MATERIALS 19.6%
   CHEMICALS 6.6%
   A. Schulman, Inc.                                  58,181         1,439,980
   Quaker Chemical Corp.                              64,661         1,406,377
   Wellman, Inc.+                                    206,027         1,310,332
   Penford Corp.                                      55,652           894,884
   Arch Chemicals, Inc.                               28,838           876,675
   PolyOne Corp.*                                     83,228           775,685
   H.B. Fuller Co.                                    14,503           744,584
   Georgia Gulf Corp.+                                21,940           570,220
                                                               ---------------
   TOTAL CHEMICALS                                                   8,018,737
                                                               ---------------
   METALS & MINING 6.3%
   Chaparral Steel Co.*+                              19,726         1,280,612
   A.M. Castle & Co.                                  34,007         1,003,207
   Ryerson Tull, Inc.+                                36,470           975,937
   Steel Technologies, Inc.                           37,138           902,453
   Reliance Steel & Aluminum Co.+                      8,934           839,081
   Commercial Metals Co.                              14,822           792,829
   Century Aluminum Co.*                              12,330           523,409
   Brush Engineered Materials, Inc.*                  26,087           515,218
   Aleris International, Inc.*+                        9,617           462,289
   Quanex Corp.                                        5,032           335,282
                                                               ---------------
   TOTAL METALS & MINING                                             7,630,317
                                                               ---------------
   PAPER & FOREST PRODUCTS 3.3%
   Schweitzer-Mauduit International,
   Inc.                                               50,218         1,205,232
   Pope & Talbot, Inc.                               137,045           931,906
   Wausau Paper Corp.                                 49,030           694,755
   Buckeye Technologies, Inc.*                        69,420           628,251
   Neenah Paper, Inc.                                 18,018           590,090
                                                               ---------------


62 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TOTAL PAPER & FOREST PRODUCTS                               $     4,050,234
                                                               ---------------
   CONTAINERS & PACKAGING 3.1%
   Myers Industries, Inc.                             74,711         1,194,629
   Rock-Tenn Co. -- Class A                           74,503         1,116,800
   Chesapeake Corp.+                                  72,052         1,000,082
   Caraustar Industries, Inc.*                        46,236           475,768
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                      3,787,279
                                                               ---------------
   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.+                             5,945           359,613
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                        359,613
                                                               ---------------
TOTAL MATERIALS                                                     23,846,180
                                                               ---------------
INDUSTRIALS 17.3%
   COMMERCIAL SERVICES & SUPPLIES 6.3%
   Volt Information Sciences, Inc.*                   44,423         1,357,567
   Spherion Corp.*+                                   99,000         1,029,600
   Standard Register Co.                              61,705           956,427
   Angelica Corp.                                     38,613           792,339
   NCO Group, Inc.*                                   29,441           699,224
   Bowne & Co., Inc.+                                 41,653           694,355
   Sourcecorp, Inc.*                                  19,949           480,970
   United Stationers, Inc.*                            7,167           380,568
   ABM Industries, Inc.                               16,180           310,171
   Consolidated Graphics, Inc.*                        5,343           278,477
   Central Parking Corp.+                             16,945           271,120
   CDI Corp.                                           8,524           245,235
   Viad Corp.                                          6,277           215,176
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              7,711,229
                                                               ---------------
   ELECTRICAL EQUIPMENT 2.8%
   A.O. Smith Corp.+                                  27,591         1,456,805
   MagneTek, Inc.*                                   241,011           956,814
   C&D Technologies, Inc.                             60,531           559,306
   Acuity Brands, Inc.                                 9,609           384,360
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                        3,357,285
                                                               ---------------
   MACHINERY 2.4%
   Lydall, Inc.*                                      70,926           684,436
   Robbins & Myers, Inc.                              30,509           658,994
   Wolverine Tube, Inc.*+                            123,330           495,787
   Briggs & Stratton Corp.+                           12,201           431,549
   Mueller Industries, Inc.+                          10,780           384,738
   Barnes Group, Inc.+                                 5,969           241,745
                                                               ---------------
   TOTAL MACHINERY                                                   2,897,249
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 1.5%
   Tredegar Corp.                                     63,514         1,010,508
   Standex International Corp.                        26,153           828,004
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                    1,838,512
                                                               ---------------
   AEROSPACE & DEFENSE 0.9%
   Cubic Corp.                                        19,510           467,069
   Kaman Corp. -- Class A                             14,661           368,871
   Triumph Group, Inc.*                                7,333           324,559
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                         1,160,499
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONSTRUCTION & ENGINEERING 0.8%
   EMCOR Group, Inc.*                                 20,196   $     1,002,933
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                  1,002,933
                                                               ---------------
   BUILDING PRODUCTS 0.8%
   Lennox International, Inc.                         13,865           414,009
   NCI Building Systems, Inc.*+                        5,665           338,597
   Griffon Corp.*+                                     6,737           167,347
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                             919,953
                                                               ---------------
   AIR FREIGHT & COURIERS 0.7%
   HUB Group, Inc. -- Class A*+                       18,625           848,928
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        848,928
                                                               ---------------
   ROAD & RAIL 0.6%
   Arkansas Best Corp.+                               19,233           752,395
                                                               ---------------
   TOTAL ROAD & RAIL                                                   752,395
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Lawson Products, Inc.                               9,052           370,589
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              370,589
                                                               ---------------
   AIRLINES 0.2%
   Frontier Airlines, Inc.*+                          28,663           220,705
                                                               ---------------
   TOTAL AIRLINES                                                      220,705
                                                               ---------------
TOTAL INDUSTRIALS                                                   21,080,277
                                                               ---------------
FINANCIALS 10.8%
   INSURANCE 3.4%
   LandAmerica Financial Group, Inc.+                 20,268         1,375,184
   Stewart Information Services Corp.                 19,033           896,074
   Selective Insurance Group, Inc.                    11,729           621,637
   Presidential Life Corp.                            21,645           549,999
   Infinity Property & Casualty Corp.                 10,039           419,028
   Delphi Financial Group, Inc.
      -- Class A+                                      6,103           315,098
                                                               ---------------
   TOTAL INSURANCE                                                   4,177,020
                                                               ---------------
   REAL ESTATE 2.8%
   Glenborough Realty Trust, Inc.+                    32,340           703,395
   Commercial Net Lease Realty+                       27,160           632,828
   Parkway Properties, Inc./MD                        11,588           506,164
   Colonial Properties Trust+                          9,589           480,696
   Sovran Self Storage, Inc.+                          6,725           371,220
   Lexington Corporate  Properties
      Trust+                                          16,625           346,631
   Entertainment Properties Trust                      7,166           300,829
                                                               ---------------
   TOTAL REAL ESTATE                                                 3,341,763
                                                               ---------------
   BANKS 2.7%
   Whitney Holding Corp.                              17,710           627,996
   First Bancorp Puerto Rico+                         46,488           574,592
   Community Bank System, Inc.                        16,758           374,206
   First Commonwealth Financial
      Corp.                                           25,300           370,898
   Sterling Financial Corp./WA+                       12,503           362,587
   Susquehanna Bancshares, Inc.                       14,044           361,914


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Provident Bankshares Corp.                          8,228   $       299,911
   South Financial Group, Inc.                        10,998           287,598
                                                               ---------------
   TOTAL BANKS                                                       3,259,702
                                                               ---------------
   CAPITAL MARKETS 1.7%
   SWS Group, Inc.                                    41,547         1,086,454
   Piper Jaffray Cos., Inc.*                          18,311         1,007,105
                                                               ---------------
   TOTAL CAPITAL MARKETS                                             2,093,559
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.2%
   Brookline Bancorp, Inc.                            18,482           286,286
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    286,286
                                                               ---------------
TOTAL FINANCIALS                                                    13,158,330
                                                               ---------------
UTILITIES 10.8%
   GAS UTILITIES 5.3%
   South Jersey Industries, Inc.                      39,539         1,078,229
   Southwest Gas Corp.                                35,079           980,458
   Atmos Energy Corp.+                                32,471           854,961
   UGI Corp.                                          39,365           829,421
   Laclede Group, Inc.                                23,763           817,922
   Cascade Natural Gas Corp.                          36,976           728,427
   Northwest Natural Gas Co.                          12,383           439,473
   Piedmont Natural Gas Co.                           16,020           384,320
   Energen Corp.                                      10,085           352,975
                                                               ---------------
   TOTAL GAS UTILITIES                                               6,466,186
                                                               ---------------
   ELECTRIC UTILITIES 3.9%
   Central Vermont Public Service
      Corp.                                           75,188         1,594,737
   UIL Holding Corp.                                  19,082           998,943
   Green Mountain Power Corp.                         28,160           813,542
   Unisource Energy Corp.                             16,503           503,341
   Allete, Inc.                                        9,471           441,349
   Cleco Corp.                                        18,132           404,888
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          4,756,800
                                                               ---------------
   MULTI-UTILITIES 1.4%
   Avista Corp.                                       44,849           926,132
   CH Energy Group, Inc.                              15,229           730,992
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             1,657,124
                                                               ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                           6,109           228,232
                                                               ---------------
   TOTAL WATER UTILITIES                                               228,232
                                                               ---------------
TOTAL UTILITIES                                                     13,108,342
                                                               ---------------
INFORMATION TECHNOLOGY 9.8%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.6%
   Planar Systems, Inc.*                              92,146         1,559,110
   Gerber Scientific, Inc.*+                          79,414           821,141
   Technitrol, Inc.                                   31,600           757,768
   Bell Microproducts, Inc.*                          81,522           502,176
   Brightpoint, Inc.*                                 13,272           412,228
   Agilsys, Inc.                                      24,885           374,768

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Anixter International, Inc.+                        6,861   $       327,819
   Benchmark Electronics, Inc.*                        7,301           279,993
   CTS Corp.                                          20,266           271,159
   Methode Electronics, Inc.
      -- Class A                                      23,922           260,511
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          5,566,673
                                                               ---------------
   IT CONSULTING & SERVICES 2.5%
   Startek, Inc.                                      82,511         1,943,959
   Pegasus Solutions, Inc.*                           52,348           492,595
   Keane, Inc.*+                                      21,026           331,159
   Ciber, Inc.*                                       43,292           276,203
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    3,043,916
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.2%
   Adaptec, Inc.*                                    170,936           945,276
   SBS Technologies, Inc.*                            28,274           458,039
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     1,403,315
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.9%
   Ditech Communications Corp.*                       60,785           635,203
   Belden CDT, Inc.+                                  17,847           485,974
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    1,121,177
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Axcelis Technologies, Inc.*                        35,545           208,294
   Photronics, Inc.*+                                  8,844           165,913
                                                               ---------------
   TOTAL SEMICONDUCTOR
      & SEMICONDUCTOR EQUIPMENT                                        374,207
                                                               ---------------
   SOFTWARE 0.3%
   THQ, Inc.*                                         13,878           359,301
                                                               ---------------
   TOTAL SOFTWARE                                                      359,301
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        11,868,589
                                                               ---------------
CONSUMER STAPLES 5.2%
   FOOD PRODUCTS 1.9%
   American Italian Pasta Co.
      -- Class A+                                    107,136           670,671
   Lance, Inc.                                        27,120           610,200
   Corn Products International, Inc.                  18,740           554,142
   Flowers Foods, Inc.+                               14,110           419,067
                                                               ---------------
   TOTAL FOOD PRODUCTS                                               2,254,080
                                                               ---------------
   FOOD & DRUG RETAILING 1.8%
   Nash Finch Co.+                                    21,764           650,744
   Performance Food Group Co.*                        18,602           580,196
   Longs Drug Stores Corp.                            12,284           568,503
   Casey's General Stores, Inc.                       16,341           373,719
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                       2,173,162
                                                               ---------------
   TOBACCO 1.5%
   Alliance One International, Inc.                  383,339         1,863,028
                                                               ---------------
   TOTAL TOBACCO                                                     1,863,028
                                                               ---------------
TOTAL CONSUMER STAPLES                                               6,290,270
                                                               ---------------


64 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

HEALTH CARE 2.9%
   HEALTH CARE PROVIDERS & SERVICES 1.8%
   Genesis HealthCare Corp.*                          14,598   $       641,436
   Owens & Minor, Inc.                                18,075           592,318
   Chemed Corp.                                        8,560           507,950
   Hooper Holmes, Inc.                               108,877           314,654
   Gentiva Health Services, Inc.*                     10,541           191,952
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            2,248,310
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
   Datascope Corp.                                    19,613           775,890
   Osteotech, Inc.*                                   43,168           189,076
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              964,966
                                                               ---------------
   BIOTECHNOLOGY 0.3%
   Cambrex Corp.+                                     16,594           324,247
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                 324,247
                                                               ---------------
TOTAL HEALTH CARE                                                    3,537,523
                                                               ---------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Lufkin Industries, Inc.                             4,110           227,858
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   227,858
                                                               ---------------
TOTAL ENERGY                                                           227,858
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $109,335,292)                                             121,576,326
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $       32,664            32,664
   4.40% due 04/03/06                                700,831           700,831
   4.15% due 04/03/06                                342,975           342,975
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,076,470)                                                 1,076,470
                                                               ---------------
SECURITIES LENDING COLLATERAL 9.5%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                            11,595,199        11,595,199
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,595,199)                                               11,595,199
                                                               ===============

TOTAL INVESTMENTS 110.4%
   (Cost $122,006,961)                                         $   134,247,995
                                                               ===============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (10.4)%                                   $   (12,686,445)
                                                               ===============
NET ASSETS - 100.0%                                            $   121,561,550

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

UTILITIES 24.3%
   MULTI-UTILITIES 10.9%
   NSTAR                                              26,203   $       749,668
   Puget Energy, Inc.                                 24,385           516,474
   OGE Energy Corp.+                                  17,580           509,820
   Alliant Energy Corp.                               16,128           507,548
   Energy East Corp.+                                 20,004           486,097
   WPS Resources Corp.                                 8,289           407,985
   Vectren Corp.                                      11,389           300,442
   SCANA Corp.                                         7,348           288,336
   PNM Resources, Inc.                                10,986           268,058
   Wisconsin Energy Corp.                              5,590           223,544
   MDU Resources Group, Inc.                           3,460           115,737
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             4,373,709
                                                               ---------------
   ELECTRIC UTILITIES 10.0%
   Northeast Utilities                                42,059           821,412
   Pepco Holdings, Inc.+                              31,473           717,270
   IDACORP, Inc.+                                     14,089           458,174
   Great Plains Energy, Inc.+                         15,649           440,519
   Hawaiian Electric Industries, Inc.+                12,888           349,651
   Westar Energy, Inc.                                16,189           336,893
   Sierra Pacific Resources*+                         24,218           334,451
   Duquesne Light Holdings, Inc.+                     19,779           326,354
   Black Hills Corp.+                                  6,349           215,866
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          4,000,590
                                                               ---------------
   GAS UTILITIES 3.4%
   WGL Holdings, Inc.                                 12,675           385,573
   Oneok, Inc.                                        11,840           381,840
   National Fuel Gas Co.+                             11,065           362,047
   AGL Resources, Inc.                                 6,193           223,258
                                                               ---------------
   TOTAL GAS UTILITIES                                               1,352,718
                                                               ---------------
TOTAL UTILITIES                                                      9,727,017
                                                               ---------------
FINANCIALS 17.8%
   INSURANCE 10.5%
   American Financial Group,
      Inc./OH+                                        16,089           669,463
   HCC Insurance Holdings, Inc.+                      12,813           445,892
   Protective Life Corp.                               8,886           441,990
   Old Republic International Corp.                   19,697           429,789
   Ohio Casualty Corp.                                10,716           339,697
   First American Corp.+                               8,615           337,363
   Stancorp Financial Group, Inc.                      5,230           282,995
   Horace Mann Educators Corp.                        15,008           282,150
   Hanover Insurance Group, Inc.                       5,269           276,201
   Unitrin, Inc.                                       5,601           260,503
   AmerUs Group Co.                                    3,848           231,804
   Mercury General Corp.+                              4,035           221,522
                                                               ---------------
   TOTAL INSURANCE                                                   4,219,369
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 5.3%
   Highwoods Properties, Inc.                         10,697   $       360,810
   New Plan Excel Realty Trust+                       13,282           344,535
   Mack-Cali Realty Corp.                              5,959           286,032
   Hospitality Properties Trust                        5,634           246,037
   Liberty Property Trust+                             4,734           223,255
   Rayonier, Inc.+                                     4,130           188,287
   Potlatch Corp.+                                     4,351           186,397
   United Dominion Realty Trust, Inc.+                 5,440           155,258
   AMB Property Corp.                                  2,361           128,131
                                                               ---------------
   TOTAL REAL ESTATE                                                 2,118,742
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.7%
   New York Community Bancorp,
      Inc.+                                           22,991           402,802
   Webster Financial Corp.                             2,857           138,450
   Washington Federal, Inc.+                           5,478           132,568
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    673,820
                                                               ---------------
   BANKS 0.3%
   FirstMerit Corp.+                                   4,285           105,668
                                                               ---------------
   TOTAL BANKS                                                         105,668
                                                               ---------------
TOTAL FINANCIALS                                                     7,117,599
                                                               ---------------
INDUSTRIALS 16.6%
   MACHINERY 6.1%
   Tecumseh Products Co. -- Class A                   34,441           845,182
   AGCO Corp.*                                        23,812           493,861
   Timken Co.+                                        11,550           372,719
   SPX Corp.+                                          6,015           321,321
   Kennametal, Inc.+                                   4,212           257,522
   Harsco Corp.                                        1,960           161,935
                                                               ---------------
   TOTAL MACHINERY                                                   2,452,540
                                                               ---------------
   ROAD & RAIL 4.1%
   J.B. Hunt Transport Services, Inc.+                24,550           528,807
   YRC Worldwide, Inc.*+                              11,070           421,324
   Swift Transportation Co., Inc.*+                   18,598           404,134
   Werner Enterprises, Inc.+                          14,570           267,651
                                                               ---------------
   TOTAL ROAD & RAIL                                                 1,621,916
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.8%
   Manpower, Inc.                                      7,135           407,979
   Kelly Services, Inc.                               12,937           351,498
   Brink's Co.                                         4,110           208,624
   Banta Corp.                                         3,075           159,839
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,127,940
                                                               ---------------
   AEROSPACE & DEFENSE 1.7%
   Sequa Corp. -- Class A*                             7,130           697,314
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           697,314
                                                               ---------------
   AIRLINES 1.6%
   Alaska Air Group, Inc.*+                           17,996           637,958
                                                               ---------------
   TOTAL AIRLINES                                                      637,958
                                                               ---------------


66 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   GATX Corp.                                          3,076   $       127,008
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              127,008
                                                               ---------------
TOTAL INDUSTRIALS                                                    6,664,676
                                                               ---------------
CONSUMER DISCRETIONARY 14.8%
   AUTO COMPONENTS 4.4%
   ArvinMeritor, Inc.+                                46,438           692,391
   Lear Corp.+                                        24,262           430,165
   Bandag, Inc.+                                       7,413           310,382
   Modine Manufacturing Co.                            5,394           159,123
   BorgWarner, Inc.+                                   2,636           158,266
                                                               ---------------
   TOTAL AUTO COMPONENTS                                             1,750,327
                                                               ---------------
   SPECIALTY RETAIL 3.4%
   Borders Group, Inc.                                19,837           500,686
   Pier 1 Imports, Inc.+                              34,012           394,879
   Foot Locker, Inc.+                                 13,218           315,646
   Payless Shoesource, Inc.*                           7,045           161,260
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            1,372,471
                                                               ---------------
   HOUSEHOLD DURABLES 3.3%
   Furniture Brands International, Inc.+              33,776           827,850
   Blyth, Inc.                                        12,049           253,270
   American Greetings Corp.
      -- Class A                                       5,615           121,396
   Tupperware Brands Corp.                             4,980           102,538
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          1,305,054
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.8%
   Bob Evans Farms, Inc.+                             17,397           516,865
   CBRL Group, Inc.                                    4,834           212,261
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 729,126
                                                               ---------------
   MULTILINE RETAIL 0.9%
   Saks, Inc.*                                        18,481           356,683
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              356,683
                                                               ---------------
   MEDIA 0.7%
   Media General, Inc.                                 3,035           141,492
   Scholastic Corp.*                                   4,815           128,849
                                                               ---------------
   TOTAL MEDIA                                                         270,341
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Callaway Golf Co.                                   8,199           141,023
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  141,023
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         5,925,025
                                                               ---------------
MATERIALS 11.3%
   CHEMICALS 5.1%
   Ferro Corp.                                        21,108           422,160
   Sensient Technologies Corp.                        22,659           408,995
   Lubrizol Corp.+                                     7,507           321,675
   Cabot Corp.                                         7,273           247,209
   RPM International, Inc.                            12,346           221,487
   Albemarle Corp.                                     3,967           179,904
   Chemtura Corp.                                     10,935           128,814
   Lyondell Chemical Co.                               5,980           119,002
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TOTAL CHEMICALS                                             $     2,049,246
                                                               ---------------
   METALS & MINING 2.7%
   Steel Dynamics, Inc.+                              10,010           567,867
   Worthington Industries, Inc.+                      24,910           499,695
                                                               ---------------
   TOTAL METALS & MINING                                             1,067,562
                                                               ---------------
   PAPER & FOREST PRODUCTS 2.0%
   Bowater, Inc.+                                     15,931           471,239
   Glatfelter                                         18,213           333,845
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                       805,084
                                                               ---------------
   CONTAINERS & PACKAGING 1.5%
   Packaging Corporation of America                   13,605           305,296
   Sonoco Products Co.                                 8,969           303,780
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        609,076
                                                               ---------------
TOTAL MATERIALS                                                      4,530,968
                                                               ---------------
INFORMATION TECHNOLOGY 7.7%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.6%
   Tech Data Corp.*                                   12,795           472,264
   Ingram Micro, Inc. -- Class A*+                    19,870           397,400
   Avnet, Inc.*                                       13,473           341,945
   Vishay Intertechnology, Inc.*+                     22,029           313,693
   Arrow Electronics, Inc.*                            9,501           306,597
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          1,831,899
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.7%
   Atmel Corp.*+                                     230,625         1,088,550
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        1,088,550
                                                               ---------------
   SOFTWARE 0.4%
   Mentor Graphics Corp.*                             15,905           175,750
                                                               ---------------
   TOTAL SOFTWARE                                                      175,750
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,096,199
                                                               ---------------
CONSUMER STAPLES 4.6%
   FOOD & DRUG RETAILING 2.0%
   Ruddick Corp.                                      18,703           454,670
   BJ's Wholesale Club, Inc.*+                        11,104           349,887
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         804,557
                                                               ---------------
   TOBACCO 1.5%
   Universal Corp./VA                                 16,465           605,418
                                                               ---------------
   TOTAL TOBACCO                                                       605,418
                                                               ---------------
   FOOD PRODUCTS 1.1%
   Smithfield Foods, Inc.*                            15,212           446,320
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 446,320
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,856,295
                                                               ---------------
TELECOMMUNICATION SERVICES 1.3%
   WIRELESS TELECOMMUNICATION SERVICES 1.3%
   Telephone & Data Systems, Inc.                     13,492           532,124
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           532,124
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       532,124
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

HEALTH CARE 0.7%
   HEALTH CARE PROVIDERS & SERVICES 0.7%
   Triad Hospitals, Inc.*+                             6,707   $       281,023
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              281,023
                                                               ---------------
TOTAL HEALTH CARE                                                      281,023
                                                               ---------------
ENERGY 0.4%
   OIL & GAS 0.4%
   Forest Oil Corp.*                                   3,820           142,028
                                                               ---------------
   TOTAL OIL & GAS                                                     142,028
                                                               ---------------
TOTAL ENERGY                                                           142,028
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $34,019,729)                                               39,872,954
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $        2,546             2,546
   4.40% due 04/03/06                                 54,640            54,640
   4.15% due 04/03/06                                 26,740            26,740
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $83,926)                                                       83,926
                                                               ---------------
SECURITIES LENDING COLLATERAL 23.3%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                             9,361,695         9,361,695
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,361,695)                                                 9,361,695
                                                               ===============

TOTAL INVESTMENTS 123.0%
   (Cost $43,465,350)                                          $    49,318,575
                                                               ===============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (23.0)%                                   $    (9,227,481)
                                                               ===============
NET ASSETS - 100.0%                                            $    40,091,094

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.


68 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 100.0%

FINANCIALS 20.2%
   INSURANCE 8.5%
   ACE Ltd.                                           12,150   $       631,921
   UnumProvident Corp.+                               29,856           611,451
   XL Capital Ltd.+                                    9,502           609,173
   Chubb Corp.                                         4,879           465,652
   St. Paul Travelers Cos., Inc.                      10,279           429,559
   Genworth Financial, Inc. -- Class A                12,380           413,863
   MetLife, Inc.                                       7,022           339,654
   Lincoln National Corp.+                             5,812           317,277
   Aon Corp.+                                          7,054           292,812
   Allstate Corp.+                                     5,551           289,263
   SAFECO Corp.                                        5,371           269,678
   Loews Corp.                                         2,588           261,906
   Hartford Financial Services
      Group, Inc.+                                     2,894           233,112
                                                               ---------------
   TOTAL INSURANCE                                                   5,165,321
                                                               ---------------
   BANKS 6.0%
   First Horizon National Corp.+                      10,657           443,864
   KeyCorp+                                            9,003           331,310
   Huntington Bancshares, Inc.                        13,341           321,918
   Regions Financial Corp.                             9,090           319,695
   National City Corp.                                 8,979           313,367
   North Fork Bancorporation, Inc.+                   10,428           300,639
   SunTrust Banks, Inc.                                3,919           285,147
   PNC Financial Services Group, Inc.                  3,610           242,989
   AmSouth Bancorp+                                    8,116           219,538
   BB&T Corp.+                                         5,443           213,366
   Wells Fargo & Co.                                   2,961           189,119
   Wachovia Corp.                                      3,269           183,228
   Comerica, Inc.                                      2,834           164,287
   U.S. Bancorp                                        5,292           161,406
                                                               ---------------
   TOTAL BANKS                                                       3,689,873
                                                               ---------------
   REAL ESTATE 2.4%
   Apartment Investment &
      Management Co. -- Class A+                       9,559           448,317
   Equity Office Properties Trust                     11,994           402,759
   KIMCO Realty Corp.                                  7,700           312,928
   Archstone-Smith Trust                               3,337           162,745
   Equity Residential+                                 3,469           162,315
                                                               ---------------
   TOTAL REAL ESTATE                                                 1,489,064
                                                               ---------------
   DIVERSIFIED FINANCIALS 1.9%
   J.P. Morgan Chase & Co.+                           13,186           549,065
   Citigroup, Inc.                                     7,067           333,845
   CIT Group, Inc.                                     5,220           279,374
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                      1,162,284
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.7%
   Washington Mutual, Inc.+                           10,071           429,226
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    429,226
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CAPITAL MARKETS 0.7%
   Morgan Stanley+                                     3,423   $       215,033
   Bear Stearns Cos., Inc.+                            1,403           194,596
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               409,629
                                                               ---------------
TOTAL FINANCIALS                                                    12,345,397
                                                               ---------------
UTILITIES 17.0%
   MULTI-UTILITIES 10.3%
   KeySpan Corp.                                      17,089           698,427
   Dynegy, Inc. -- Class A*+                         119,312           572,698
   Duke Energy Corp.+                                 17,512           510,475
   NiSource, Inc.+                                    24,956           504,610
   Xcel Energy, Inc.+                                 27,510           499,307
   Consolidated Edison, Inc.+                         11,000           478,500
   DTE Energy Co.+                                    11,489           460,594
   CMS Energy Corp.*+                                 32,701           423,478
   PG&E Corp.+                                        10,039           390,517
   Ameren Corp.+                                       7,109           354,170
   CenterPoint Energy, Inc.+                          26,410           315,071
   Sempra Energy                                       6,454           299,853
   Constellation Energy Group, Inc.                    4,848           265,234
   Public Service Enterprise
      Group, Inc.+                                     2,989           191,416
   Dominion Resources, Inc./VA+                        2,710           187,071
   TECO Energy, Inc.                                   7,827           126,171
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             6,277,592
                                                               ---------------
   ELECTRIC UTILITIES 5.0%
   Progress Energy, Inc.+                             15,470           680,371
   PPL Corp.                                          19,519           573,859
   Pinnacle West Capital Corp.                        10,449           408,556
   American Electric Power Co., Inc.+                 11,478           390,481
   Entergy Corp.                                       4,228           291,478
   Southern Co.+                                       7,740           253,640
   FirstEnergy Corp.+                                  5,026           245,771
   FPL Group, Inc.+                                    5,621           225,627
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          3,069,783
                                                               ---------------
   GAS UTILITIES 1.7%
   Peoples Energy Corp.+                              15,695           559,370
   Nicor, Inc.+                                       12,332           487,854
                                                               ---------------
   TOTAL GAS UTILITIES                                               1,047,224
                                                               ---------------
TOTAL UTILITIES                                                     10,394,599
                                                               ---------------
CONSUMER DISCRETIONARY 16.6%
   SPECIALTY RETAIL 3.7%
   OfficeMax, Inc.+                                   22,088           666,395
   Circuit City Stores, Inc.+                         26,460           647,741
   AutoNation, Inc.*                                  29,513           636,005
   Limited Brands, Inc.                               14,075           344,274
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            2,294,415
                                                               ---------------
   MULTILINE RETAIL 3.5%
   Dillard's, Inc. -- Class A+                        39,659         1,032,721
   Big Lots, Inc.*+                                   45,617           636,813
   Federated Department Stores, Inc.+                  4,169           304,337
   Nordstrom, Inc.+                                    4,250           166,515
                                                               ---------------
   TOTAL MULTILINE RETAIL                                            2,140,386
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 2.9%
   Whirlpool Corp.                                     6,005   $       549,277
   Pulte Homes, Inc.+                                 11,774           452,357
   Newell Rubbermaid, Inc.+                           10,805           272,178
   Snap-On, Inc.                                       7,074           269,661
   Leggett & Platt, Inc.                              10,755           262,099
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          1,805,572
                                                               ---------------
   AUTOMOBILES 2.5%
   Ford Motor Co.+                                   104,496           831,788
   General Motors Corp.+                              31,938           679,321
                                                               ---------------
   TOTAL AUTOMOBILES                                                 1,511,109
                                                               ---------------
   AUTO COMPONENTS 1.9%
   Cooper Tire & Rubber Co.+                          42,444           608,647
   Johnson Controls, Inc.                              6,947           527,486
                                                               ---------------
   TOTAL AUTO COMPONENTS                                             1,136,133
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 1.1%
   Eastman Kodak Co.+                                 18,087           514,394
   Brunswick Corp.                                     3,445           133,873
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  648,267
                                                               ---------------
   TEXTILES & APPAREL 1.0%
   Jones Apparel Group, Inc.                          16,853           596,091
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            596,091
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        10,131,973
                                                               ---------------
MATERIALS 11.1%
   PAPER & FOREST PRODUCTS 3.6%
   International Paper Co.+                           18,132           626,823
   Weyerhaeuser Co.                                    8,037           582,120
   MeadWestvaco Corp.                                 18,815           513,837
   Louisiana-Pacific Corp.+                           18,219           495,557
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                     2,218,337
                                                               ---------------
   CHEMICALS 3.4%
   Ashland, Inc.+                                      9,047           643,061
   Eastman Chemical Co.+                               8,499           434,979
   E.I. du Pont de Nemours and Co.                     5,175           218,437
   Rohm & Haas Co.                                     4,373           213,708
   Engelhard Corp.                                     5,073           200,942
   PPG Industries, Inc.+                               2,781           176,176
   Dow Chemical Co.                                    3,950           160,370
                                                               ---------------
   TOTAL CHEMICALS                                                   2,047,673
                                                               ---------------
   METALS & MINING 3.0%
   United States Steel Corp.+                         16,455           998,489
   Alcoa, Inc.                                        10,500           320,880
   Nucor Corp.+                                        2,416           253,173
   Phelps Dodge Corp.                                  3,038           244,650
                                                               ---------------
   TOTAL METALS & MINING                                             1,817,192
                                                               ---------------
   CONTAINERS & PACKAGING 1.1%
   Bemis Co.                                          11,673           368,633
   Temple-Inland, Inc.                                 7,348           327,354
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        695,987
                                                               ---------------
TOTAL MATERIALS                                                      6,779,189
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INDUSTRIALS 10.4%
   MACHINERY 2.8%
   Ingersoll-Rand Co. -- Class A                      11,064   $       462,365
   Deere & Co.+                                        4,904           387,661
   Caterpillar, Inc.                                   5,165           370,899
   Cummins, Inc.+                                      3,082           323,918
   Navistar International Corp.*                       5,125           141,347
                                                               ---------------
   TOTAL MACHINERY                                                   1,686,190
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.3%
   Allied Waste Industries, Inc.*+                    73,171           895,613
   R.R. Donnelley & Sons Co.+                          9,512           311,233
   Avery Dennison Corp.                                3,095           180,995
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,387,841
                                                               ---------------
   AEROSPACE & DEFENSE 1.9%
   Northrop Grumman Corp.                              6,964           475,572
   United Technologies Corp.                           7,460           432,456
   Raytheon Co.                                        5,782           265,047
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                         1,173,075
                                                               ---------------
   AIR FREIGHT & COURIERS 1.6%
   Ryder System, Inc.+                                22,469         1,006,162
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                      1,006,162
                                                               ---------------
   ROAD & RAIL 1.2%
   Union Pacific Corp.                                 4,296           401,032
   CSX Corp.                                           5,096           304,741
                                                               ---------------
   TOTAL ROAD & RAIL                                                   705,773
                                                               ---------------
   BUILDING PRODUCTS 0.3%
   Masco Corp.+                                        5,796           188,312
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                             188,312
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Textron, Inc.                                       1,903           177,721
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      177,721
                                                               ---------------
TOTAL INDUSTRIALS                                                    6,325,074
                                                               ---------------
CONSUMER STAPLES 9.7%
   FOOD & DRUG RETAILING 4.4%
   Albertson's, Inc.+                                 32,196           826,471
   Supervalu, Inc.+                                   22,584           696,039
   Safeway, Inc.+                                     18,880           474,266
   CVS Corp.                                          13,452           401,811
   Costco Wholesale Corp.+                             5,961           322,848
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                       2,721,435
                                                               ---------------
   FOOD PRODUCTS 2.4%
   Archer-Daniels-Midland Co.                         17,402           585,577
   Tyson Foods, Inc. -- Class A                       35,870           492,854
   ConAgra Foods, Inc.+                               17,164           368,340
                                                               ---------------
   TOTAL FOOD PRODUCTS                                               1,446,771
                                                               ---------------
   BEVERAGES 2.2%
   Molson Coors Brewing Co. --
      Class B                                          8,780           602,483
   Coca-Cola Enterprises, Inc.                        23,812           484,336
   Constellation Brands, Inc. --
      Class A*+                                        9,955           249,373
                                                               ---------------
   TOTAL BEVERAGES                                                   1,336,192
                                                               ---------------


70 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   TOBACCO 0.7%
   Reynolds American, Inc.+                            4,274   $       450,907
                                                               ---------------
   TOTAL TOBACCO                                                       450,907
                                                               ---------------
TOTAL CONSUMER STAPLES                                               5,955,305
                                                               ---------------
INFORMATION TECHNOLOGY 5.8%
   IT CONSULTING & SERVICES 3.4%
   Unisys Corp.*                                      86,959           599,148
   Computer Sciences Corp.*                           10,759           597,662
   Electronic Data Systems Corp.+                     20,802           558,118
   Sabre Holdings Corp.                               13,697           322,290
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    2,077,218
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   Sanmina-SCI Corp.*                                119,927           491,701
   Solectron Corp.*                                  104,591           418,364
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            910,065
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 0.6%
   Micron Technology, Inc.*+                          24,598           362,082
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          362,082
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Andrew Corp.*                                      17,081           209,755
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      209,755
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,559,120
                                                               ---------------
TELECOMMUNICATION SERVICES 4.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.6%
   Verizon Communications, Inc.                       18,543           631,575
   AT&T, Inc.+                                        19,726           533,391
   BellSouth Corp.+                                   14,802           512,889
   Citizens Communications Co.+                       31,252           414,714
   Qwest Communications
      International, Inc.*+                           58,225           395,930
   CenturyTel, Inc.+                                   7,773           304,080
                                                               ---------------
   TOTAL DIVERSIFIED
      TELECOMMUNICATION SERVICES                                     2,792,579
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     2,792,579
                                                               ---------------
ENERGY 3.4%
   OIL & GAS 3.4%
   ConocoPhillips+                                    12,741           804,594
   Sunoco, Inc.                                        7,035           545,705
   Marathon Oil Corp.+                                 5,331           406,062
   El Paso Corp.                                      24,541           295,719
                                                               ---------------
   TOTAL OIL & GAS                                                   2,052,080
                                                               ---------------
TOTAL ENERGY                                                         2,052,080
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
HEALTH CARE 1.2%
   HEALTH CARE PROVIDERS & SERVICES 1.2%
   WellPoint, Inc.*                                    4,938   $       382,349
   McKesson Corp.                                      3,469           180,839
   Tenet Healthcare Corp.*+                           24,196           178,567
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              741,755
                                                               ---------------
TOTAL HEALTH CARE                                                      741,755
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $56,247,674)                                               61,077,071
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $       12,003            12,003
   4.40% due 04/03/06                                257,540           257,540
   4.15% due 04/03/06                                126,035           126,035
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $395,578)                                                     395,578
                                                               ---------------

SECURITIES LENDING COLLATERAL 29.2%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                            17,806,484        17,806,484
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $17,806,484)                                               17,806,484
                                                               ---------------

TOTAL INVESTMENTS 129.8%
   (Cost $74,449,736)                                          $    79,279,133
                                                               ===============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (29.8)%                                   $   (18,217,923)
                                                               ===============
NET ASSETS - 100.0%                                            $    61,061,210

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.8%

HEALTH CARE 26.2%
   HEALTH CARE EQUIPMENT & SUPPLIES 13.3%
   BioLase Technology, Inc.+                         166,244   $     1,587,630
   Integra LifeSciences Holdings
      Corp.*+                                         22,178           908,854
   ResMed, Inc.*+                                     19,382           852,420
   Possis Medical, Inc.*                              75,757           769,691
   Biosite, Inc.*+                                    13,327           692,071
   Dionex Corp.*                                       8,818           542,131
   PolyMedica Corp.                                   11,558           489,597
   Sybron Dental Specialties, Inc.*                   11,751           484,611
   SurModics, Inc.*+                                  13,349           472,021
   ICU Medical, Inc.*                                 12,053           436,198
   Immucor, Inc.*                                     13,604           390,299
   American Medical Systems
      Holdings, Inc.*                                 17,186           386,685
   Idexx Laboratories, Inc.*                           4,262           368,066
   Kensey Nash Corp.*+                                11,972           342,399
   Respironics, Inc.*                                  8,618           335,326
   Cooper Cos., Inc.+                                  5,990           323,640
   Mentor Corp.+                                       6,844           310,102
   ArthroCare Corp.*+                                  5,480           262,054
   Greatbatch, Inc.*                                  11,780           258,100
   Merit Medical Systems, Inc.*                       19,004           228,238
   Diagnostic Products Corp.+                          4,730           225,290
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           10,665,423
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 9.0%
   Odyssey HealthCare, Inc.*                          59,278         1,020,174
   Centene Corp.*+                                    33,398           974,220
   Healthways, Inc.*+                                 14,439           735,523
   Sierra Health Services, Inc.*                      15,216           619,291
   Sunrise Senior Living, Inc.*                       15,360           598,579
   United Surgical Partners
      International, Inc.*                            16,513           584,725
   Per-Se Technologies, Inc.*+                        18,250           486,545
   AMERIGROUP Corp.*                                  22,941           482,679
   SFBC International, Inc.*+                         14,880           362,775
   AmSurg Corp.*                                      15,664           355,416
   Cerner Corp.*                                       6,989           331,628
   Pediatrix Medical Group, Inc.*+                     2,856           293,140
   Amedisys, Inc.*+                                    6,795           236,126
   Dendrite International, Inc.*                      11,058           150,942
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            7,231,763
                                                               ---------------
   PHARMACEUTICALS 3.9%
   Connetics Corp.*+                                  55,151           933,706
   CNS, Inc.                                          34,251           737,766
   Bradley Pharmaceuticals, Inc.*+                    45,003           669,195
   First Horizon Pharmaceutical Corp.*                15,900           400,839
   Noven Pharmaceuticals, Inc.*                       21,954           395,392
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             3,136,898
                                                               ---------------
TOTAL HEALTH CARE                                                   21,034,084
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 22.8%
   HOTELS, RESTAURANTS & LEISURE 6.8%
   Multimedia Games, Inc.*+                           96,164   $     1,430,920
   Shuffle Master, Inc.*+                             32,494         1,161,336
   Panera Bread Co. -- Class A*                       11,315           850,662
   Papa John's International, Inc.*                   18,858           618,731
   Sonic Corp.*                                       16,445           577,713
   P.F. Chang's China Bistro, Inc.*+                   9,476           467,072
   CEC Entertainment, Inc.*+                          10,678           358,994
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               5,465,428
                                                               ---------------
   SPECIALTY RETAIL 6.8%
   Christopher & Banks Corp.+                         52,024         1,207,477
   HOT Topic, Inc.*                                   54,372           788,394
   Select Comfort Corp.*+                             15,205           601,358
   Tractor Supply Co.*                                 8,644           573,443
   Hibbett Sporting Goods, Inc.*                      16,910           557,861
   Children's Place Retail Stores, Inc.*+              8,354           483,697
   Too, Inc.*+                                        13,570           466,129
   Genesco, Inc.*+                                    10,406           404,689
   Guitar Center, Inc.*                                7,919           377,736
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            5,460,784
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 2.6%
   SCP Pool Corp.                                     20,928           981,733
   Nautilus, Inc.+                                    38,652           577,847
   Polaris Industries, Inc.+                           9,627           525,249
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                2,084,829
                                                               ---------------
   HOUSEHOLD DURABLES 1.8%
   NVR, Inc.*+                                         1,095           809,150
   Meritage Homes Corp.*                              11,973           658,036
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          1,467,186
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.8%
   Pre-Paid Legal Services, Inc.+                     21,767           772,293
   Vertrue, Inc.*+                                    15,945           666,501
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,438,794
                                                               ---------------
   TEXTILES & APPAREL 1.4%
   K-Swiss, Inc. -- Class A                           22,031           664,014
   Fossil, Inc.*+                                     23,276           432,468
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                          1,096,482
                                                               ---------------
   MEDIA 1.0%
   Advo, Inc.                                         13,878           444,096
   Arbitron, Inc.+                                    11,968           404,758
                                                               ---------------
   TOTAL MEDIA                                                         848,854
                                                               ---------------
   AUTOMOBILES 0.6%
   Winnebago Industries, Inc.+                        15,172           460,319
                                                               ---------------
   TOTAL AUTOMOBILES                                                   460,319
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        18,322,676
                                                               ---------------
INFORMATION TECHNOLOGY 19.2%
   SOFTWARE 4.9%
   Factset Research Systems, Inc.                     19,623           870,280
   Ansys, Inc.*                                       12,058           652,941
   Internet Security Systems, Inc.*                   26,870           644,343


72 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Manhattan Associates, Inc.*                        18,869   $       415,118
   EPIQ Systems, Inc.*+                               21,429           407,151
   Take-Two Interactive Software, Inc.*+              20,728           386,784
   Quality Systems, Inc.+                             10,400           344,240
   Kronos, Inc./MA*                                    6,827           255,261
                                                               ---------------
   TOTAL SOFTWARE                                                    3,976,118
                                                               ---------------
   IT CONSULTING & SERVICES 4.5%
   Intrado, Inc.*                                     31,080           807,459
   iPayment Holdings, Inc.*                           15,986           685,000
   Talx Corp.                                         21,405           609,614
   eFunds Corp.*                                      23,500           607,240
   Mantech International Corp. --
      Class A*+                                       15,410           511,920
   CACI International, Inc. --
      Class A*+                                        5,431           357,088
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    3,578,321
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 4.4%
   j2 Global Communications, Inc.*+                   25,041         1,176,927
   Websense, Inc.*                                    34,282           945,497
   MIVA, Inc.*+                                      171,348           699,100
   Digital Insight Corp.*                              9,987           363,527
   WebEx Communications, Inc.*+                       10,260           345,454
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                3,530,505
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
   Scansource, Inc.*                                  12,494           754,763
   Flir Systems, Inc.*+                               25,813           733,347
   Daktronics, Inc.                                   15,704           573,196
   Mercury Computer Systems, Inc.*                     6,870           111,294
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          2,172,600
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.4%
   Komag, Inc.*+                                      17,750           844,900
   Synaptics, Inc.*                                   27,668           608,419
   Neoware Systems Inc*                               15,370           455,260
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     1,908,579
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Comtech Telecommunications Corp.*                   8,311           242,432
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      242,432
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        15,408,555
                                                               ---------------
ENERGY 10.4%
   OIL & GAS 8.0%
   Frontier Oil Corp.+                                22,200         1,317,570
   Remington Oil & Gas Corp.*                         20,641           892,104
   St. Mary Land & Exploration Co.+                   20,951           855,429
   Stone Energy Corp.*                                13,150           580,309
   World Fuel Services Corp.                          14,118           570,932
   Penn Virginia Corp.                                 7,781           552,451
   Petroleum Development Corp.*                       11,214           508,667
   Cimarex Energy Co.+                                 9,980           431,735
   Swift Energy Co.*+                                 11,180           418,803

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Cabot Oil & Gas Corp.                               6,106   $       292,661
                                                               ---------------
   TOTAL OIL & GAS                                                   6,420,661
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 2.4%
   W-H Energy Services, Inc.*                         12,610           561,019
   Unit Corp.*                                         7,074           394,375
   Hydril Co.*+                                        4,747           370,029
   Helix Energy Solutions Group, Inc.*+                8,694           329,503
   CARBO Ceramics, Inc.                                4,721           268,672
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 1,923,598
                                                               ---------------
TOTAL ENERGY                                                         8,344,259
                                                               ---------------
FINANCIALS 8.6%
   BANKS 2.5%
   Nara Bancorp, Inc.                                 38,658           678,448
   PrivateBancorp, Inc.+                              11,499           477,093
   Wintrust Financial Corp.                            5,720           332,732
   UCBH Holdings, Inc.+                               17,513           331,346
   East-West Bancorp, Inc.                             6,034           232,611
                                                               ---------------
   TOTAL BANKS                                                       2,052,230
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.1%
   Fremont General Corp.+                             40,840           880,511
   Flagstar Bancorp, Inc.+                            52,283           789,473
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                  1,669,984
                                                               ---------------
   INSURANCE 1.4%
   Hilb Rogal & Hobbs Co.+                            14,830           611,293
   Philadelphia Consolidated
      Holding Co.*+                                   14,450           493,323
                                                               ---------------
   TOTAL INSURANCE                                                   1,104,616
                                                               ---------------
   DIVERSIFIED FINANCIALS 1.2%
   Portfolio Recovery Associates, Inc.*               21,250           995,138
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        995,138
                                                               ---------------
   CAPITAL MARKETS 0.8%
   Investment Technology Group,
      Inc.*                                           12,490           622,002
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               622,002
                                                               ---------------
   CONSUMER FINANCE 0.6%
   World Acceptance Corp.*                            16,516           452,538
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              452,538
                                                               ---------------
TOTAL FINANCIALS                                                     6,896,508
                                                               ---------------
INDUSTRIALS 7.9%
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Coinstar, Inc.*                                    50,516         1,308,870
   Waste Connections, Inc.*+                          10,778           429,072
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,737,942
                                                               ---------------
   AEROSPACE & DEFENSE 2.1%
   Ceradyne, Inc.*+                                   20,429         1,019,407
   Curtiss-Wright Corp.                                6,740           446,188
   Gencorp, Inc.*+                                     9,676           198,842
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                         1,664,437
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ROAD & RAIL 1.9%
   Landstar System, Inc.                              14,392   $       634,975
   Knight Transportation, Inc.+                       26,948           532,223
   Heartland Express, Inc.+                           17,188           374,526
                                                               ---------------
   TOTAL ROAD & RAIL                                                 1,541,724
                                                               ---------------
   MACHINERY 0.9%
   EnPro Industries, Inc.*                            11,560           396,508
   ASV, Inc.*+                                        10,482           337,730
                                                               ---------------
   TOTAL MACHINERY                                                     734,238
                                                               ---------------
   AIR FREIGHT & COURIERS 0.5%
   Forward Air Corp.                                  10,509           391,881
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        391,881
                                                               ---------------
   BUILDING PRODUCTS 0.4%
   Simpson Manufacturing Co., Inc.                     7,591           328,690
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                             328,690
                                                               ---------------
TOTAL INDUSTRIALS                                                    6,398,912
                                                               ---------------
CONSUMER STAPLES 3.4%
   BEVERAGES 1.5%
   Hansen Natural Corp.*+                              9,465         1,193,063
                                                               ---------------
   TOTAL BEVERAGES                                                   1,193,063
                                                               ---------------
   PERSONAL PRODUCTS 1.3%
   USANA Health Sciences, Inc.*+                      14,046           585,999
   NBTY, Inc.*                                        22,290           501,971
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                           1,087,970
                                                               ---------------
   FOOD PRODUCTS 0.6%
   Delta & Pine Land Co.                              10,398           313,604
   Peet's Coffee & Tea, Inc.*                          5,753           172,590
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 486,194
                                                               ---------------
TOTAL CONSUMER STAPLES                                               2,767,227
                                                               ---------------
MATERIALS 1.3%
   CONSTRUCTION MATERIALS 1.3%
   Headwaters, Inc.*+                                 27,381         1,089,490
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                      1,089,490
                                                               ---------------
TOTAL MATERIALS                                                      1,089,490
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $72,224,306)                                               80,261,711
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $       12,845   $        12,845
   4.40% due 04/03/06                                275,591           275,591
   4.15% due 04/03/06                                134,870           134,870
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $423,306)                                                     423,306
                                                               ---------------

SECURITIES LENDING COLLATERAL 15.8%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                            12,677,723        12,677,723
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,677,723)                                               12,677,723
                                                               ---------------

TOTAL INVESTMENTS 116.1%
   (Cost $85,325,335)                                          $    93,362,740
                                                               ===============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (16.1)%                                   $   (12,958,358)
                                                               ===============
NET ASSETS - 100.0%                                            $    80,404,382

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.


74 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 29.9%
   SPECIALTY RETAIL 14.5%
   Aeropostale, Inc.*+                                41,081   $     1,239,003
   Chico's FAS, Inc.*+                                28,510         1,158,646
   GameStop Corp. -- Class A*+                        22,920         1,080,449
   Abercrombie & Fitch Co. --
      Class A                                         12,274           715,574
   Ross Stores, Inc.                                  22,235           649,040
   Advance Auto Parts, Inc.                           13,617           567,012
   Petsmart, Inc.+                                    19,998           562,744
   Pacific Sunwear of California, Inc.*+              23,190           513,890
   American Eagle Outfitters, Inc.+                   17,036           508,695
   Williams-Sonoma, Inc.*+                            11,225           475,940
   Urban Outfitters, Inc.*                            14,086           345,670
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            7,816,663
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 6.0%
   Corinthian Colleges, Inc.*                         64,385           927,144
   ITT Educational Services, Inc.*                    13,909           890,871
   Career Education Corp.*+                           19,293           727,925
   Education Management Corp.*                        15,936           662,938
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              3,208,878
                                                               ---------------
   HOUSEHOLD DURABLES 4.1%
   Ryland Group, Inc.                                  9,105           631,887
   Hovnanian Enterprises, Inc. --
      Class A*                                        13,835           607,772
   M.D.C. Holdings, Inc.+                              8,900           572,359
   Toll Brothers, Inc.*                               11,580           401,015
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          2,213,033
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 2.6%
   GTECH Holdings Corp.                               15,095           513,985
   Cheesecake Factory, Inc.*+                         12,560           470,372
   Applebee's International, Inc.                     17,078           419,265
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               1,403,622
                                                               ---------------
   TEXTILES & APPAREL 1.1%
   Timberland Co. -- Class A*                         17,266           591,015
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            591,015
                                                               ---------------
   AUTOMOBILES 1.1%
   Thor Industries, Inc.+                             10,783           575,381
                                                               ---------------
   TOTAL AUTOMOBILES                                                   575,381
                                                               ---------------
   MEDIA 0.5%
   Catalina Marketing Corp.+                          11,279           260,545
                                                               ---------------
   TOTAL MEDIA                                                         260,545
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        16,069,137
                                                               ---------------
INFORMATION TECHNOLOGY 21.5%
   IT CONSULTING & SERVICES 7.4%
   Cognizant Technology Solutions
      Corp. -- Class A*                               19,556         1,163,386
   Anteon International Corp.*                        10,930           596,341
   Fidelity National Information
      Services, Inc.                                  14,087           571,228
   CSG Systems International, Inc.*                   20,603           479,226

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   DST Systems, Inc.*+                                 7,131   $       413,170
   BISYS Group, Inc.*                                 28,000           377,440
   Alliance Data Systems Corp.*+                       7,999           374,113
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    3,974,904
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.6%
   Silicon Laboratories, Inc.*+                       17,405           956,405
   Cree, Inc.*+                                       28,910           948,537
   Cabot Microelectronics Corp.*+                     16,100           597,310
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        2,502,252
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.8%
   Western Digital Corp.*                             49,180           955,567
   Sandisk Corp.*+                                     9,800           563,696
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     1,519,263
                                                               ---------------
   SOFTWARE 2.5%
   Macrovision Corp.*                                 19,100           423,065
   Jack Henry & Associates, Inc.                      16,068           367,475
   McAfee, Inc.*+                                      7,725           187,949
   Activision, Inc.*+                                 13,067           180,194
   Fair Isaac Corp.+                                   4,200           166,404
                                                               ---------------
   TOTAL SOFTWARE                                                    1,325,087
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Plantronics, Inc.                                  16,352           579,352
   F5 Networks, Inc.*+                                 6,766           490,467
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    1,069,819
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
   CDW Corp.+                                          8,472           498,577
   Amphenol Corp. -- Class A                           8,713           454,645
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            953,222
                                                               ---------------
   OFFICE ELECTRONICS 0.4%
   Zebra Technologies Corp. --
      Class A*                                         4,623           206,741
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                            206,741
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        11,551,288
                                                               ---------------
HEALTH CARE 15.4%
   HEALTH CARE EQUIPMENT & SUPPLIES 4.9%
   Cytyc Corp.*                                       31,728           894,095
   Gen-Probe, Inc.*                                   10,256           565,311
   DENTSPLY International, Inc.                        7,624           443,336
   Intuitive Surgical, Inc.*+                          3,470           409,460
   Beckman Coulter, Inc.                               5,964           325,455
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            2,637,657
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 4.1%
   Lincare Holdings, Inc.*                            13,093           510,103
   Apria Healthcare Group, Inc.*                      21,157           486,188
   Pharmaceutical Product
      Development, Inc.                               11,200           387,632
   Community Health Systems, Inc.*                     8,600           310,890
   Medicis Pharmaceutical Corp. --
      Class A                                          9,100           296,660
   LifePoint Hospitals, Inc.*+                         7,986           248,365
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            2,239,838
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PHARMACEUTICALS 3.5%
   Par Pharmaceutical Cos., Inc.*+                    36,000   $     1,014,480
   Sepracor, Inc.*+                                   17,537           855,981
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             1,870,461
                                                               ---------------
   BIOTECHNOLOGY 2.9%
   Cephalon, Inc.*+                                   13,050           786,262
   Techne Corp.*+                                      5,825           350,315
   Invitrogen Corp.*+                                  3,200           224,416
   Martek Biosciences Corp.*+                          5,890           193,369
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                               1,554,362
                                                               ---------------
TOTAL HEALTH CARE                                                    8,302,318
                                                               ---------------
INDUSTRIALS 14.8%
   COMMERCIAL SERVICES & SUPPLIES 4.9%
   Corporate Executive Board Co.                      10,740         1,083,666
   Stericycle, Inc.*+                                  8,161           551,847
   Copart, Inc.*                                      18,407           505,272
   Rollins, Inc.                                      14,037           284,109
   ChoicePoint, Inc.*                                  4,121           184,414
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              2,609,308
                                                               ---------------
   AIRLINES 3.3%
   AirTran Holdings, Inc.*+                           59,700         1,081,167
   JetBlue Airways Corp.*+                            63,226           677,783
                                                               ---------------
   TOTAL AIRLINES                                                    1,758,950
                                                               ---------------
   AIR FREIGHT & COURIERS 2.3%
   Expeditors International
      Washington, Inc.+                                8,224           710,472
   CH Robinson Worldwide, Inc.                        10,503           515,592
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                      1,226,064
                                                               ---------------
   MACHINERY 1.5%
   Graco, Inc.+                                       12,432           564,786
   Donaldson Co., Inc.+                                8,031           271,367
                                                               ---------------
   TOTAL MACHINERY                                                     836,153
                                                               ---------------
   AEROSPACE & DEFENSE 1.3%
   Alliant Techsystems, Inc.*+                         8,776           677,244
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           677,244
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.8%
   Fastenal Co.+                                       9,159           433,587
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              433,587
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.7%
   Jacobs Engineering Group, Inc.*                     4,580           397,269
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                    397,269
                                                               ---------------
TOTAL INDUSTRIALS                                                    7,938,575
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ENERGY 8.6%
   OIL & GAS 7.5%
   Denbury Resources, Inc.*+                          27,915   $       884,068
   Pogo Producing Co.+                                14,600           733,650
   Newfield Exploration Co.*+                         14,200           594,980
   Western Gas Resources, Inc.+                       12,172           587,299
   Plains Exploration &
      Production Co.*                                  9,038           349,228
   Southwestern Energy Co.*                           10,200           328,338
   Pioneer Natural Resources Co.+                      6,750           298,688
   Noble Energy, Inc.+                                 6,000           263,520
                                                               ---------------
   TOTAL OIL & GAS                                                   4,039,771
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Patterson-UTI Energy, Inc.                          9,795           313,048
   Grant Prideco, Inc.*+                               6,360           272,463
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   585,511
                                                               ---------------
TOTAL ENERGY                                                         4,625,282
                                                               ---------------
FINANCIALS 8.5%
   CAPITAL MARKETS 5.2%
   Investors Financial Services Corp.+                16,051           752,310
   Eaton Vance Corp.                                  23,009           629,986
   SEI Investments Co.                                15,467           626,878
   Waddell & Reed Financial, Inc. --
      Class A+                                        24,138           557,588
   Legg Mason, Inc.                                    1,644           206,043
                                                               ---------------
   TOTAL CAPITAL MARKETS                                             2,772,805
                                                               ---------------
   INSURANCE 1.8%
   Brown & Brown, Inc.                                29,248           971,034
                                                               ---------------
   TOTAL INSURANCE                                                     971,034
                                                               ---------------
   BANKS 0.8%
   Commerce Bancorp, Inc./NJ+                         11,280           413,412
                                                               ---------------
   TOTAL BANKS                                                         413,412
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.7%
   Radian Group, Inc.+                                 6,510           392,227
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    392,227
                                                               ---------------
TOTAL FINANCIALS                                                     4,549,478
                                                               ---------------
CONSUMER STAPLES 0.9%
   HOUSEHOLD PRODUCTS 0.9%
   Energizer Holdings, Inc.*                           5,021           266,113
   Church & Dwight Co., Inc.                           5,436           200,697
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            466,810
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 466,810
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $44,638,055)                                               53,502,888
                                                               ---------------


76 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $       12,895   $        12,895
   4.40% due 04/03/06                                276,663           276,663
   4.15% due 04/03/06                                135,394           135,394
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $424,952)                                                     424,952
                                                               ---------------

SECURITIES LENDING COLLATERAL 21.3%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                            11,434,269        11,434,269
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,434,269)                                               11,434,269
                                                               ===============

TOTAL INVESTMENTS 121.7%
   (Cost $56,497,276)                                          $    65,362,109
                                                               ===============

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (21.7)%                                   $   (11,638,890)
                                                               ===============
NET ASSETS - 100.0%                                            $    53,723,219

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 27.0%
   SPECIALTY RETAIL 6.5%
   AutoZone, Inc.*                                     5,142   $       512,606
   TJX Cos., Inc.+                                    18,332           455,000
   Bed Bath & Beyond, Inc.*+                          10,151           389,799
   Best Buy Co., Inc.+                                 6,687           374,004
   Lowe's Cos., Inc.+                                  3,856           248,481
   Home Depot, Inc.+                                   5,337           225,755
   RadioShack Corp.+                                   8,814           169,493
   Tiffany & Co.                                       3,310           124,257
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            2,499,395
                                                               ---------------
   HOUSEHOLD DURABLES 5.3%
   Black & Decker Corp.+                               5,233           454,695
   Lennar Corp. -- Class A+                            7,030           424,471
   D.R. Horton, Inc.+                                 10,980           364,756
   Centex Corp.                                        4,930           305,611
   Fortune Brands, Inc.                                3,573           288,091
   Harman International Industries,
      Inc.+                                            1,970           218,926
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          2,056,550
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 4.9%
   International Game
      Technology, Inc.+                               19,577           689,502
   Starbucks Corp.*                                   11,636           437,979
   Darden Restaurants, Inc.                            5,935           243,513
   Yum! Brands, Inc.                                   4,129           201,743
   Wendy's International, Inc.                         2,800           173,768
   Starwood Hotels & Resorts
      Worldwide, Inc.                                  1,840           124,623
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               1,871,128
                                                               ---------------
   TEXTILES & APPAREL 2.0%
   Coach, Inc.*                                       13,748           475,406
   Liz Claiborne, Inc.+                                4,780           195,884
   Nike, Inc. -- Class B+                              1,316           111,992
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            783,282
                                                               ---------------
   MEDIA 2.0%
   Omnicom Group, Inc.+                                2,604           216,783
   Clear Channel Communications,
      Inc.+                                            7,210           209,162
   Dow Jones & Co., Inc.+                              5,136           201,845
   Univision Communications, Inc. --
      Class A*+                                        4,300           148,221
                                                               ---------------
   TOTAL MEDIA                                                         776,011
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Apollo Group, Inc. -- Class A*+                     7,483           392,932
   H&R Block, Inc.                                    15,135           327,673
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                720,605
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MULTILINE RETAIL 1.5%
   Kohl's Corp.*+                                      5,610   $       297,386
   Sears Holdings Corp.*                               1,170           154,721
   Target Corp.                                        2,207           114,786
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              566,893
                                                               ---------------
   INTERNET & CATALOG RETAIL 1.2%
   Amazon.com, Inc.*+                                 12,150           443,597
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                     443,597
                                                               ---------------
   AUTOMOBILES 1.0%
   Harley-Davidson, Inc.+                              7,107           368,711
                                                               ---------------
   TOTAL AUTOMOBILES                                                   368,711
                                                               ---------------
   AUTO COMPONENTS 0.7%
   Goodyear Tire & Rubber Co.*+                       19,828           287,109
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               287,109
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        10,373,281
                                                               ---------------
HEALTH CARE 26.1%
   HEALTH CARE PROVIDERS & SERVICES 10.6%
   Express Scripts, Inc.*+                             5,992           526,697
   AmerisourceBergen Corp.                             9,860           475,942
   UnitedHealth Group, Inc.                            7,504           419,173
   Coventry Health Care, Inc.*+                        6,970           376,240
   Manor Care, Inc.+                                   7,760           344,156
   Humana, Inc.*+                                      5,760           303,264
   Caremark Rx, Inc.*+                                 6,110           300,490
   Cardinal Health, Inc.+                              3,730           277,960
   IMS Health, Inc.+                                  10,225           263,498
   Quest Diagnostics, Inc.                             4,665           239,314
   Patterson Cos., Inc.*+                              6,520           229,504
   Health Management Associates,
      Inc. -- Class A+                                 9,810           211,602
   Laboratory Corporation of America
      Holdings*+                                       1,670            97,662
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            4,065,502
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 8.3%
   Fisher Scientific International, Inc.*+             6,840           465,462
   Zimmer Holdings, Inc.*+                             5,994           405,194
   Stryker Corp.                                       8,066           357,646
   Hospira, Inc.*                                      8,661           341,763
   Guidant Corp.                                       4,294           335,190
   Waters Corp.*+                                      6,268           270,464
   Biomet, Inc.+                                       6,626           235,356
   St. Jude Medical, Inc.*                             4,775           195,775
   Medtronic, Inc.                                     3,737           189,653
   Boston Scientific Corp.*+                           7,411           170,824
   Millipore Corp.*+                                   1,702           124,348
   Becton, Dickinson & Co.                             1,799           110,782
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            3,202,457
                                                               ---------------


78 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   PHARMACEUTICALS 5.6%
   Forest Laboratories, Inc.*                         11,454   $       511,192
   Barr Pharmaceuticals, Inc.*                         5,600           352,688
   King Pharmaceuticals, Inc.*+                       17,220           297,045
   Mylan Laboratories, Inc.+                           9,630           225,342
   Schering-Plough Corp.+                              8,926           169,505
   Pfizer, Inc.                                        6,600           164,472
   Johnson & Johnson, Inc.                             2,266           134,193
   Wyeth                                               2,346           113,828
   Eli Lilly & Co.                                     1,847           102,139
   Watson Pharmaceuticals, Inc.*+                      3,230            92,830
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             2,163,234
                                                               ---------------
   BIOTECHNOLOGY 1.6%
   Gilead Sciences, Inc.*                              3,366           209,433
   Chiron Corp.*                                       3,263           149,478
   Medimmune, Inc.*+                                   3,575           130,773
   Amgen, Inc.*                                        1,594           115,964
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                 605,648
                                                               ---------------
TOTAL HEALTH CARE                                                   10,036,841
                                                               ---------------
INFORMATION TECHNOLOGY 16.8%
   INTERNET SOFTWARE & SERVICES 4.0%
   Google, Inc. -- Class A*                            1,580           616,200
   eBay, Inc.*+                                       11,278           440,519
   Yahoo!, Inc.*+                                      9,897           319,277
   VeriSign, Inc.*+                                    6,400           153,536
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                1,529,532
                                                               ---------------
   SOFTWARE 4.0%
   Adobe Systems, Inc.*+                              10,317           360,270
   Citrix Systems, Inc.*+                              7,942           301,002
   Oracle Corp.*                                      17,334           237,303
   Electronic Arts, Inc.*                              4,245           232,286
   Symantec Corp.*                                     8,793           147,986
   Microsoft Corp.                                     4,973           135,315
   Intuit, Inc.*                                       2,118           112,656
                                                               ---------------
   TOTAL SOFTWARE                                                    1,526,818
                                                               ---------------
   COMPUTERS & PERIPHERALS 3.4%
   QLogic Corp.*+                                     17,320           335,142
   Dell, Inc.*+                                       11,040           328,550
   Network Appliance, Inc.*+                           8,253           297,355
   Lexmark International, Inc.*                        5,018           227,717
   International Business Machines
      Corp.                                            1,544           127,334
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     1,316,098
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
   Nvidia Corp.*+                                     14,480           829,125
   Maxim Integrated Products, Inc.                     3,278           121,778
   Broadcom Corp. -- Class A*                          2,463           106,303
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        1,057,206
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   IT CONSULTING & SERVICES 2.0%
   First Data Corp.+                                   6,677   $       312,617
   Affiliated Computer Services, Inc. --
      Class A*                                         4,290           255,942
   Fiserv, Inc.*+                                      4,940           210,197
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      778,756
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
   Jabil Circuit, Inc.*                                3,290           141,009
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            141,009
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Cisco Systems, Inc.*                                4,465            96,757
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       96,757
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         6,446,176
                                                               ---------------
FINANCIALS 8.3%
   THRIFTS & MORTGAGE FINANCE 3.1%
   Countrywide Financial Corp.+                       12,041           441,905
   Freddie Mac                                         5,938           362,218
   MGIC Investment Corp.                               3,630           241,867
   Golden West Financial Corp.+                        2,410           163,639
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                  1,209,629
                                                               ---------------
   CONSUMER FINANCE 2.2%
   Capital One Financial Corp.+                        4,970           400,185
   SLM Corp.+                                          6,711           348,569
   American Express Co.                                1,677            88,126
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              836,880
                                                               ---------------
   CAPITAL MARKETS 1.6%
   Federated Investors, Inc. -- Class B               10,513           410,532
   Janus Capital Group, Inc.+                          8,470           196,250
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               606,782
                                                               ---------------
   INSURANCE 1.4%
   Progressive Corp.                                   3,012           314,031
   Ambac Financial Group, Inc.                         2,900           230,840
                                                               ---------------
   TOTAL INSURANCE                                                     544,871
                                                               ---------------
TOTAL FINANCIALS                                                     3,198,162
                                                               ---------------
CONSUMER STAPLES 7.9%
   FOOD PRODUCTS 2.6%
   General Mills, Inc.+                                6,243           316,395
   Campbell Soup Co.                                   7,246           234,770
   Kellogg Co.                                         4,094           180,300
   McCormick & Co., Inc.                               4,515           152,878
   WM Wrigley Jr Co.                                   1,717           109,888
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 994,231
                                                               ---------------
   FOOD & DRUG RETAILING 1.9%
   Sysco Corp.+                                        6,644           212,940
   Wal-Mart Stores, Inc.+                              4,204           198,597
   Walgreen Co.                                        4,262           183,820
   Whole Foods Market, Inc.+                           2,142           142,315
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         737,672
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS 1.8%
   Clorox Co.                                          4,738   $       283,569
   Colgate-Palmolive Co.                               4,951           282,702
   Procter & Gamble Co.                                2,213           127,513
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            693,784
                                                               ---------------
   BEVERAGES 1.0%
   Anheuser-Busch Cos., Inc.+                          6,774           289,724
   PepsiCo, Inc.                                       1,821           105,235
                                                               ---------------
   TOTAL BEVERAGES                                                     394,959
                                                               ---------------
   TOBACCO 0.6%
   UST, Inc.+                                          5,216           216,986
                                                               ---------------
   TOTAL TOBACCO                                                       216,986
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,037,632
                                                               ---------------
ENERGY 7.8%
   OIL & GAS 7.1%
   XTO Energy, Inc.                                   14,100           614,337
   Devon Energy Corp.                                  7,570           463,057
   Anadarko Petroleum Corp.+                           3,660           369,696
   Valero Energy Corp.                                 6,060           362,267
   Apache Corp.                                        5,100           334,101
   Chesapeake Energy Corp.+                            9,480           297,767
   EOG Resources, Inc.+                                4,038           290,736
                                                               ---------------
   TOTAL OIL & GAS                                                   2,731,961
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 0.7%
   BJ Services Co.+                                    4,967           171,858
   Nabors Industries Ltd.*                             1,180            84,465
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   256,323
                                                               ---------------
TOTAL ENERGY                                                         2,988,284
                                                               ---------------
INDUSTRIALS 3.6%
   COMMERCIAL SERVICES & SUPPLIES 1.5%
   Cendant Corp.                                      19,320           335,202
   Equifax, Inc.                                       3,000           111,720
   Cintas Corp.+                                       2,560           109,107
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                556,029
                                                               ---------------
   AEROSPACE & DEFENSE 1.2%
   L-3 Communications Holdings, Inc.+                  3,030           259,944
   General Dynamics Corp.                              3,350           214,333
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           474,277
                                                               ---------------
   MACHINERY 0.9%
   ITT Industries, Inc.                                3,300           185,526
   Danaher Corp.+                                      2,379           151,185
                                                               ---------------
   TOTAL MACHINERY                                                     336,711
                                                               ---------------
TOTAL INDUSTRIALS                                                    1,367,017
                                                               ---------------
MATERIALS 2.0%
   CONTAINERS & PACKAGING 1.0%
   Ball Corp.                                          9,121           399,773
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        399,773
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CHEMICALS 1.0%
   Ecolab, Inc.+                                       6,028   $       230,270
   Sigma-Aldrich Corp.+                                2,310           151,975
                                                               ---------------
   TOTAL CHEMICALS                                                     382,245
                                                               ---------------
TOTAL MATERIALS                                                        782,018
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $36,138,727)                                               38,229,411
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06                         $        7,285             7,285
   4.40% due 04/03/06                                156,299           156,299
   4.15% due 04/03/06                                 76,490            76,490
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $240,074)                                                     240,074
                                                               ---------------

SECURITIES LENDING COLLATERAL 23.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              8,900,512         8,900,512
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,900,512)                                                 8,900,512
                                                               ===============

TOTAL INVESTMENTS 123.3%
   (Cost $45,279,313)                                          $    47,369,997
                                                               ===============

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (23.3)%                                   $    (8,949,543)
                                                               ===============
NET ASSETS - 100.0%                                            $    38,420,454

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      9.


80 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   STRENGTHENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 111.2%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06+                        $    3,567,560   $     3,567,560
   4.40% due 04/03/06                              3,673,806         3,673,806
   4.15% due 04/03/06                              1,797,899         1,797,899
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,039,265)                                                 9,039,265
                                                               ---------------
TOTAL INVESTMENTS 111.2%
   (Cost $9,039,265)                                           $     9,039,265
                                                               ===============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (11.2)%                                   $      (908,609)
                                                               ===============
NET ASSETS - 100.0%                                            $     8,130,656
==============================================================================

                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2006 U.S. Dollar Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $536,340)                                      6   $        (4,352)
                                                               ===============

                                                       UNITS
                                                       -----
CURRENCY INDEX SWAP AGREEMENT
May 2006 U.S. Dollar Index
    Swap, Maturing 05/31/06*
    (Notional Market Value
    $15,546,743)                                     173,765   $       123,835
                                                               ===============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   WEAKENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 97.6%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06+                        $   18,381,007   $    18,381,007
   4.40% due 04/03/06                             26,069,960        26,069,960
   4.15% due 04/03/06                             12,758,201        12,758,201
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $57,209,168)                                               57,209,168
                                                               ---------------
TOTAL INVESTMENTS 97.6%
   (Cost $57,209,168)                                          $    57,209,168
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.4%                                       $     1,405,623
                                                               ===============
NET ASSETS - 100.0%                                            $    58,614,791
==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2006 U.S. Dollar Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $1,877,190)                                   21   $        15,007
                                                               ===============

                                                       UNITS
                                                       -----
CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT
May 2006 U.S. Dollar Index
  Swap, Maturing 05/31/06*
  (Notional Market Value
  $115,302,816)                                    1,288,732   $     1,895,302
                                                               ===============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


82 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 91.7%
Farmer Mac*
   4.35% due 04/07/06                         $   50,000,000   $    49,975,833
   4.38% due 05/22/06                             50,000,000        49,701,917
   4.44% due 07/14/06                             50,000,000        49,371,000
   4.30% due 04/06/06                             25,000,000        24,991,042
   4.31% due 04/06/06                             25,000,000        24,991,021
   4.36% due 04/06/06                             25,000,000        24,990,917
   4.54% due 05/12/06                             25,000,000        24,877,042
Federal Farm Credit Bank*
   4.50% due 05/18/06                             50,000,000        49,718,750
   4.73% due 08/08/06                             50,000,000        49,165,681
   4.30% due 04/11/06                             25,000,000        24,976,111
   4.49% due 05/15/06                             25,000,000        24,869,042
   4.60% due 06/23/06                             25,000,000        24,741,250
   4.72% due 06/28/06                             16,000,000        15,819,591
   4.38% due 06/15/06                             15,000,000        14,866,775
Federal Home Loan Bank*
   4.68% due 05/26/06                             50,000,000        49,655,500
   4.40% due 06/07/06+                            50,000,000        49,602,778
   4.71% due 06/09/06                             50,000,000        49,561,708
   4.40% due 06/14/06                             50,000,000        49,560,000
   4.40% due 06/19/06                             50,000,000        49,529,444
   4.70% due 06/28/06                             50,000,000        49,438,611
   4.45% due 04/17/06                             25,000,000        24,956,736
   4.73% due 07/24/06                             25,000,000        24,632,111
   4.83% due 09/20/06                             20,000,000        19,543,833
Freddie Mac*
   4.52% due 05/12/06                             50,000,000        49,755,167
   4.40% due 06/13/06+                            50,000,000        49,566,111
   4.43% due 06/30/06                             50,000,000        49,458,556
   4.75% due 08/15/06                             50,000,000        49,115,972
   4.04% due 04/04/06                             25,000,000        24,997,194
   4.41% due 04/28/06                             25,000,000        24,923,437
   4.44% due 05/09/06                             25,000,000        24,889,000
   4.44% due 06/27/06+                            25,000,000        24,737,917
   4.49% due 06/30/06                             25,000,000        24,725,611
   4.55% due 06/30/06                             25,000,000        24,721,944
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,166,427,602)                                         1,166,427,602
                                                               ---------------

FEDERAL AGENCY BONDS 3.9%
Federal Home Loan Bank*
   4.00% due 07/13/06                             25,000,000        25,000,000
   4.00% due 05/30/06                             25,000,000        25,000,000
                                                               ---------------
TOTAL FEDERAL AGENCY BONDS
   (Cost $50,000,000)                                               50,000,000
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 3.4%
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 4.40%
   due 04/03/06 (Secured by U.S.
   Treasury Notes, as collateral,
   maturing 12/31/07 with a
   Market Value of $43,806,961)
   having a Maturity Value of
   $42,968,802                                $   42,953,052   $    42,953,052
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,953,052)                                               42,953,052
                                                               ---------------

SECURITIES LENDING COLLATERAL 9.8%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 9)                           125,000,000       125,000,000
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $125,000,000)                                             125,000,000
                                                               ===============

TOTAL INVESTMENTS 108.8%
   (Cost $1,384,380,654)                                       $ 1,384,380,654
                                                               ===============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (8.8)%                                    $  (112,094,706)
                                                               ===============
NET ASSETS - 100.0%                                            $ 1,272,285,948

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 -- SEE NOTE
      9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 83

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


84 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

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                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 85

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                      NOVA              URSA               OTC            ARKTOS
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $           --    $           --    $1,138,710,810    $           --
Investments in Master Portfolio** (Note 3)                     260,304,954       423,300,108                --       169,788,492
Segregated Cash with Broker                                             --                --           930,000                --
Receivable for Equity Index Swap Settlement (Note 1)                    --                --            50,660                --
Receivable for Futures Contracts Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                                 --                --                --         4,912,651
Receivable for Fund Shares Purchased                             2,672,450         2,919,044         3,914,555           563,770
Investment Income Receivable (Note 1)                                   --                --            63,472                --
Receivable from Advisor (Note 5)                                   332,765           152,822                --            13,113
Other Assets                                                            --                --            32,413            33,838
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                              263,310,169       426,371,974     1,143,701,910       175,311,864
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                       --                --            21,247                --
Payable upon Return of Securities Loaned (Note 9)                       --                --       197,950,960                --
Payable for Securities Purchased (Note 1)                        1,757,298         2,075,510                --                --
Liability for Fund Shares Redeemed                                 810,802           697,735         2,211,537         5,415,049
Investment Advisory Fees Payable (Note 4)                               --                --           644,374                --
Transfer Agent and Administrative Fees Payable (Note 4)             59,447            94,553           214,791            39,787
Distribution and Service Fees Payable (Note 4)                      21,418            17,230             9,236             5,671
Portfolio Accounting Fees Payable (Note 4)                          23,485            34,016            56,289            15,915
Custody Fees Payable                                                    --                --            20,810                --
Dividends Payable                                                       --                --                --            11,789
Tax Expense Payable                                                332,765           152,822                --            13,113
Other Liabilities                                                   70,718           106,042           247,024            43,882
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                           3,075,933         3,177,908       201,376,268         5,545,206
================================================================================================================================
NET ASSETS                                                  $  260,234,236    $  423,194,066    $  942,325,642    $  169,766,658
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  239,587,223    $  438,494,873    $1,463,141,405    $  172,188,031
Undistributed Net Investment Income                              7,211,676         2,810,201                --         1,084,630
Accumulated Net Realized Gain (Loss) on Investments,
    Equity Index Swaps, and Futures Contracts                           --                --      (878,698,096)               --
Net Unrealized Appreciation (Depreciation) on Investments,
     Equity Index Swaps, and Futures Contracts                  13,435,337       (18,111,008)      357,882,333        (3,506,003)
================================================================================================================================
NET ASSETS                                                  $  260,234,236    $  423,194,066    $  942,325,642    $  169,766,658
================================================================================================================================
    Investor Class                                          $  139,786,011    $  329,784,665    $  893,294,955    $  143,742,234
    Advisor Class                                               41,001,745        45,331,501        27,831,882        10,389,929
    A-Class                                                     29,315,477         8,931,868         2,491,335         2,107,714
    C-Class                                                     50,131,003        39,146,032        18,707,470        13,526,781
    H-Class                                                            N/A               N/A               N/A               N/A

SHARES OUTSTANDING
    Investor Class                                               4,838,645        40,904,975        78,740,189         6,593,918
    Advisor Class                                                1,478,487         5,876,881         2,554,161           483,012
    A-Class                                                      1,052,008         1,157,145           227,272            97,547
    C-Class                                                      1,830,340         5,118,501         1,743,292           655,691
    H-Class                                                            N/A               N/A               N/A               N/A

NET ASSET VALUES
    Investor Class                                          $        28.89    $         8.06    $        11.34    $        21.80
    Advisor Class                                                    27.73              7.71             10.90             21.51
    A-Class                                                          27.87              7.72             10.96             21.61
    A-Class Maximum Offering Price***                                29.26              8.10             11.51             22.69
    C-Class                                                          27.39              7.65             10.73             20.63
    H-Class                                                            N/A               N/A               N/A               N/A

  *   THE COST OF SECURITIES AT VALUE IS $0, $0, $780,865,168, $0, $91,010,852,
      $19,232,903, $202,108,270, $59,514,817, $64,108,945, $0, $49,571,903, AND
      $121,415,913, RESPECTIVELY.

 ** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $246,869,617, $441,411,116, $0, $173,294,495, $0, $0, $0, $0, $0, $1,508,013,077, $0, AND $0,
      RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


86 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

                                                                                     INVERSE                             INVERSE
                                                                    MEDIUS           MID-CAP            MEKROS         SMALL-CAP
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $   98,888,563    $   19,232,903    $  226,847,048    $   59,514,817
Investments in Master Portfolio** (Note 3)                              --                --                --                --
Segregated Cash with Broker                                        693,900           180,900         4,014,900           113,400
Receivable for Equity Index Swap Settlement (Note 1)                97,605                --         1,239,178                --
Receivable for Futures Contracts Settlement (Note 1)                10,810                --           267,660                --
Receivable for Securities Sold (Note 1)                            282,916                --                --                --
Receivable for Fund Shares Purchased                               752,862           835,647         4,599,752         2,104,258
Investment Income Receivable (Note 1)                               54,822             6,948           136,146            21,533
Receivable from Advisor (Note 5)                                   209,467                --           694,610                --
Other Assets                                                           863                --             5,797                --
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                              100,991,808        20,256,398       237,805,091        61,754,008
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --           424,894                --         2,656,180
Payable for Futures Contracts Settlement (Note 1)                       --             1,340                --             7,560
Payable upon Return of Securities Loaned (Note 9)               12,877,006                --        22,797,583                --
Payable for Securities Purchased (Note 1)                               --                --                --                --
Liability for Fund Shares Redeemed                               3,109,653            16,112         4,611,769         2,569,990
Investment Advisory Fees Payable (Note 4)                           67,371            17,902           137,277            49,795
Transfer Agent and Administrative Fees Payable (Note 4)             18,714             4,973            38,132            13,832
Distribution and Service Fees Payable (Note 4)                      11,198             1,706            18,478             4,524
Portfolio Accounting Fees Payable (Note 4)                           7,486             1,989            15,253             5,533
Custody Fees Payable                                                 1,797               478             3,661             1,328
Dividends Payable                                                       --                --                --                --
Tax Expense Payable                                                209,467                --           694,610                --
Other Liabilities                                                   22,100             4,369            45,611            14,470
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                          16,324,792           473,763        28,362,374         5,323,212
================================================================================================================================
NET ASSETS                                                  $   84,667,016    $   19,782,635    $  209,442,717    $   56,430,796
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $   76,926,220    $   22,963,981    $  186,911,869    $   75,939,790
Undistributed Net Investment Income                                     --           122,669                --           419,420
Accumulated Net Realized Gain (Loss) on Investments,
    Equity Index Swaps, and Futures Contracts                   (1,183,963)       (3,031,795)       (7,148,020)      (17,870,387)
Net Unrealized Appreciation (Depreciation) on Investments,
     Equity Index Swaps, and Futures Contracts                   8,924,759          (272,220)       29,678,868        (2,058,027)
================================================================================================================================
NET ASSETS                                                  $   84,667,016    $   19,782,635    $  209,442,717    $   56,430,796
================================================================================================================================
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                 $    4,947,975    $      161,101    $    6,789,309    $    1,066,506
    C-Class                                                     28,836,129         1,146,912        31,955,609         3,163,629
    H-Class                                                     50,882,912        18,474,622       170,697,799        52,200,661

SHARES OUTSTANDING
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                        123,261             4,350           181,855            28,859
    C-Class                                                        743,047            31,485           889,468            86,911
    H-Class                                                      1,266,554           498,801         4,573,416         1,411,593

NET ASSET VALUES
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                 $        40.14    $        37.03    $        37.33    $        36.96
    A-Class Maximum Offering Price***                                42.14             38.88             39.19             38.80
    C-Class                                                          38.81             36.43             35.93             36.40
    H-Class                                                          40.17             37.04             37.32             36.98

                                                                      U.S.                           LARGE-CAP         LARGE-CAP
                                                                GOVERNMENT              JUNO            EUROPE             JAPAN
                                                                 BOND FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $   62,890,582    $           --    $   54,032,014    $  121,415,913
Investments in Master Portfolio** (Note 3)                              --     1,527,078,403                --                --
Segregated Cash with Broker                                        218,700                --                --         2,296,500
Receivable for Equity Index Swap Settlement (Note 1)                    --                --           323,736         3,926,129
Receivable for Futures Contracts Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                          1,614,719        13,194,761                --                --
Receivable for Fund Shares Purchased                             4,473,023         4,128,303         2,075,979         2,408,500
Investment Income Receivable (Note 1)                              373,291                --           190,232            43,857
Receivable from Advisor (Note 5)                                        --                --             5,727             4,378
Other Assets                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                               69,570,315     1,544,401,467        56,627,688       130,095,277
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                    7,913                --                --           242,225
Payable upon Return of Securities Loaned (Note 9)                       --                --                --                --
Payable for Securities Purchased (Note 1)                               --                --                --                --
Liability for Fund Shares Redeemed                               6,237,805        16,737,280           395,151         1,270,767
Investment Advisory Fees Payable (Note 4)                           41,671                --            43,210            90,592
Transfer Agent and Administrative Fees Payable (Note 4)             16,668           346,520            12,003            25,164
Distribution and Service Fees Payable (Note 4)                       5,174           167,168             5,629            10,748
Portfolio Accounting Fees Payable (Note 4)                           8,334            72,096             4,801            10,066
Custody Fees Payable                                                 2,000                --             1,152             2,416
Dividends Payable                                                    4,804                --                --                --
Tax Expense Payable                                                     --                --             5,727             4,378
Other Liabilities                                                   27,074           402,865            13,093            29,866
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                           6,351,443        17,725,929           480,766         1,686,222
================================================================================================================================
NET ASSETS                                                  $   63,218,872    $1,526,675,538    $   56,146,922    $  128,409,055
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $   79,016,259    $1,499,785,076    $   54,016,277    $  101,070,046
Undistributed Net Investment Income                                183,619         7,825,136           642,598         1,855,974
Accumulated Net Realized Gain (Loss) on Investments,
    Equity Index Swaps, and Futures Contracts                  (14,500,166)               --        (3,240,644)       19,947,145
Net Unrealized Appreciation (Depreciation) on Investments,
     Equity Index Swaps, and Futures Contracts                  (1,480,840)       19,065,326         4,728,691         5,535,890
================================================================================================================================
NET ASSETS                                                  $   63,218,872    $1,526,675,538    $   56,146,922    $  128,409,055
================================================================================================================================
    Investor Class                                          $   33,222,973    $  768,587,799               N/A               N/A
    Advisor Class                                               21,199,783        99,545,864               N/A               N/A
    A-Class                                                      1,503,394       124,679,378    $    1,377,644    $    3,431,710
    C-Class                                                      7,292,722       533,862,497         8,703,304        13,081,648
    H-Class                                                            N/A               N/A        46,065,974       111,895,697

SHARES OUTSTANDING
    Investor Class                                               3,163,546        39,042,514               N/A               N/A
    Advisor Class                                                2,019,101         5,124,272               N/A               N/A
    A-Class                                                        143,142         6,387,043            68,660            84,499
    C-Class                                                        694,688        28,428,543           452,078           331,431
    H-Class                                                            N/A               N/A         2,296,496         2,753,056

NET ASSET VALUES
    Investor Class                                          $        10.50    $        19.69               N/A               N/A
    Advisor Class                                                    10.50             19.43               N/A               N/A
    A-Class                                                          10.50             19.52    $        20.06    $        40.61
    A-Class Maximum Offering Price***                                11.02             20.49             21.06             42.64
    C-Class                                                          10.50             18.78             19.25             39.47
    H-Class                                                            N/A               N/A             20.06             40.64


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 87

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                                                                     VALUE             VALUE             VALUE            GROWTH
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $  134,247,995    $   49,318,575    $   79,279,133    $   93,362,740
Segregated Cash with Broker                                             --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                          8,833,630         8,873,200        12,713,895           265,103
Receivable for Fund Shares Purchased                             1,825,119            36,870           105,657         5,706,633
Investment Income Receivable (Note 1)                              107,905            74,246           106,765            12,341
Other Assets                                                         7,862             1,511             1,771             7,243
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                              145,022,511        58,304,402        92,207,221        99,354,060
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                       --                --                --                --
Payable upon Return of Securities Loaned (Note 9)               11,595,199         9,361,695        17,806,484        12,677,723
Payable for Securities Purchased (Note 1)                          397,828                --           378,138         5,186,663
Liability for Fund Shares Redeemed                              11,317,673         8,763,557        12,868,833         1,012,142
Investment Advisory Fees Payable (Note 4)                           74,701            44,113            44,506            35,350
Transfer Agent and Administrative Fees Payable (Note 4)             24,900            14,704            14,835            11,783
Distribution and Service Fees Payable (Note 4)                      12,901             4,908             8,735             6,442
Portfolio Accounting Fees Payable (Note 4)                           9,960             5,882             5,934             4,713
Custody Fees Payable                                                 3,308             1,423             1,582             1,219
Cash Due to Custodian Bank                                              --                --                95                --
Dividends Payable                                                       --                --                --                --
Other Liabilities                                                   24,491            17,026            16,869            13,643
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                          23,460,961        18,213,308        31,146,011        18,949,678
================================================================================================================================
NET ASSETS                                                  $  121,561,550    $   40,091,094    $   61,061,210    $   80,404,382
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  118,244,014    $   39,364,088    $   60,981,026    $   81,135,837
Undistributed Net Investment Income                                     --                --                --                --
Accumulated Net Realized Loss on Investments, Currency
    Index Swaps, and Futures Contracts                          (8,923,498)       (5,126,219)       (4,749,213)       (8,768,860)
Net Unrealized Appreciation on Investments, Currency
    Index Swaps, and Futures Contracts                          12,241,034         5,853,225         4,829,397         8,037,405
================================================================================================================================
NET ASSETS                                                  $  121,561,550    $   40,091,094    $   61,061,210    $   80,404,382
================================================================================================================================
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                 $      334,550    $    1,480,284    $      712,868    $      942,991
    C-Class                                                     18,778,760         7,270,341         4,343,709         5,972,314
    H-Class                                                    102,448,240        31,340,469        56,004,633        73,489,077

SHARES OUTSTANDING
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                         10,016            46,510            24,483            29,239
    C-Class                                                        571,715           231,993           151,482           187,700
    H-Class                                                      3,069,120           984,962         1,923,547         2,277,029

NET ASSET VALUES
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                 $        33.40    $        31.83    $        29.12    $        32.25
    A-Class Maximum Offering Price**                                 35.07             33.42             30.57             33.86
    C-Class                                                          32.85             31.34             28.67             31.82
    H-Class                                                          33.38             31.82             29.12             32.27

 *    THE COST OF SECURITIES AT VALUE IS $122,006,961, $43,465,350, $74,449,736,
      $85,325,335, $56,497,276, $45,279,313, $9,039,265, $57,209,168, AND
      $1,384,380,654, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


88 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

                                                                   MID-CAP         LARGE-CAP     STRENGTHENING         WEAKENING
                                                                    GROWTH            GROWTH            DOLLAR            DOLLAR
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $   65,362,109    $   47,369,997    $    9,039,265    $   57,209,168
Segregated Cash with Broker                                             --                --             6,600            23,100
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --           669,667
Receivable for Futures Contracts Settlement (Note 1)                    --                --             1,980                --
Receivable for Securities Sold (Note 1)                          1,077,327           813,000                --                --
Receivable for Fund Shares Purchased                               138,310           104,221            70,529           807,946
Investment Income Receivable (Note 1)                                9,191            12,123             3,306            20,864
Other Assets                                                         2,603               435                --                --
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                               66,589,540        48,299,776         9,121,680        58,730,745
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --           785,191                --
Payable for Futures Contracts Settlement (Note 1)                       --                --                --             6,930
Payable upon Return of Securities Loaned (Note 9)               11,434,269         8,900,512                --                --
Payable for Securities Purchased (Note 1)                          299,961           616,232                --                --
Liability for Fund Shares Redeemed                               1,033,776           315,268           187,730            30,154
Investment Advisory Fees Payable (Note 4)                           47,111            22,638            10,066            44,422
Transfer Agent and Administrative Fees Payable (Note 4)             15,704             7,546             2,796            12,339
Distribution and Service Fees Payable (Note 4)                       4,646             3,742               924             4,710
Portfolio Accounting Fees Payable (Note 4)                           6,282             3,018             1,118             4,936
Custody Fees Payable                                                 1,648               724               268             1,185
Cash Due to Custodian Bank                                              --                --                --                --
Dividends Payable                                                       --                --                --                --
Other Liabilities                                                   22,924             9,642             2,931            11,278
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                          12,866,321         9,879,322           991,024           115,954
================================================================================================================================
NET ASSETS                                                  $   53,723,219    $   38,420,454    $    8,130,656    $   58,614,791
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $   46,764,887    $   40,357,035    $    9,046,114    $   60,751,708
Undistributed Net Investment Income                                     --                --        (1,033,216)       (4,007,993)
Accumulated Net Realized Loss on Investments, Currency
    Index Swaps, and Futures Contracts                          (1,906,501)       (4,027,265)           (1,725)          (39,233)
Net Unrealized Appreciation on Investments, Currency
    Index Swaps, and Futures Contracts                           8,864,833         2,090,684           119,483         1,910,309
================================================================================================================================
NET ASSETS                                                  $   53,723,219    $   38,420,454    $    8,130,656    $   58,614,791
================================================================================================================================
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                 $    1,530,314    $      913,554    $       91,460    $    2,988,842
    C-Class                                                      3,304,810         5,248,503           769,250         3,916,047
    H-Class                                                     48,888,095        32,258,397         7,269,946        51,709,902

SHARES OUTSTANDING
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                         47,912            34,992             3,297           131,672
    C-Class                                                        105,006           203,912            27,916           173,692
    H-Class                                                      1,530,112         1,235,678           262,353         2,278,696

NET ASSET VALUES
    Investor Class                                                     N/A               N/A               N/A               N/A
    Advisor Class                                                      N/A               N/A               N/A               N/A
    A-Class                                                 $        31.94    $        26.11    $        27.74    $        22.70
    A-Class Maximum Offering Price**                                 33.53             27.41             29.12             23.83
    C-Class                                                          31.47             25.74             27.56             22.55
    H-Class                                                          31.95             26.11             27.71             22.69

                                                                      U.S.
                                                                GOVERNMENT
                                                                     MONEY
                                                               MARKET FUND
--------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $1,384,380,654
Segregated Cash with Broker                                             --
Receivable for Equity Index Swap Settlement (Note 1)                    --
Receivable for Futures Contracts Settlement (Note 1)                    --
Receivable for Securities Sold (Note 1)                                 --
Receivable for Fund Shares Purchased                            82,799,418
Investment Income Receivable (Note 1)                              837,972
Other Assets                                                         2,701
--------------------------------------------------------------------------
     TOTAL ASSETS                                            1,468,020,745
==========================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --
Payable for Futures Contracts Settlement (Note 1)                       --
Payable upon Return of Securities Loaned (Note 9)              125,000,000
Payable for Securities Purchased (Note 1)                               --
Liability for Fund Shares Redeemed                              69,223,340
Investment Advisory Fees Payable (Note 4)                          606,473
Transfer Agent and Administrative Fees Payable (Note 4)            242,589
Distribution and Service Fees Payable (Note 4)                      57,347
Portfolio Accounting Fees Payable (Note 4)                          66,902
Custody Fees Payable                                                29,111
Cash Due to Custodian Bank                                          56,050
Dividends Payable                                                  118,085
Other Liabilities                                                  334,900
--------------------------------------------------------------------------
     TOTAL LIABILITIES                                         195,734,797
==========================================================================
NET ASSETS                                                  $1,272,285,948
==========================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $1,272,757,308
Undistributed Net Investment Income                                     --
Accumulated Net Realized Loss on Investments, Currency
    Index Swaps, and Futures Contracts                            (471,360)
Net Unrealized Appreciation on Investments, Currency
    Index Swaps, and Futures Contracts                                  --
==========================================================================
NET ASSETS                                                  $1,272,285,948
==========================================================================
    Investor Class                                          $  975,087,995
    Advisor Class                                              151,828,480
    A-Class                                                     14,324,182
    C-Class                                                    131,045,291
    H-Class                                                            N/A

SHARES OUTSTANDING
    Investor Class                                             975,520,527
    Advisor Class                                              152,084,809
    A-Class                                                     14,324,259
    C-Class                                                    131,045,320
    H-Class                                                            N/A

NET ASSET VALUES
    Investor Class                                          $         1.00
    Advisor Class                                                     1.00
    A-Class                                                           1.00
    A-Class Maximum Offering Price**                                  1.00
    C-Class                                                           1.00
    H-Class                                                            N/A


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 89

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                      NOVA              URSA               OTC            ARKTOS
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $           --    $           --    $    1,585,388    $           --
Interest from Securities Lending, net (Note 9)                          --                --           322,426                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --                --         4,924,440                --
Other Income                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
     Total Income                                                       --                --         6,832,254                --
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                       --                --         7,265,148                --
Transfer Agent and Administrative Fees (Note 4)                    741,920         1,131,698         2,421,716           501,190
Distribution & Service Fees (Note 4):
     Advisor Class                                                 259,416           200,889           138,281            58,660
     A-Class                                                        67,915            27,416             5,562             7,061
     C-Class                                                       513,761           441,131           179,525           154,463
     H-Class                                                            --                --                --                --
Portfolio Accounting Fees (Note 4)                                 285,310           401,636           629,957           200,132
Registration Fees                                                  112,965           203,112           406,423            77,436
Trustees' Fees**                                                    15,292            25,768            52,246            10,365
Custody Fees                                                            --                --           222,545                --
Tax Expense                                                        332,765           152,822                --            13,113
Miscellaneous                                                      186,290           250,363           586,764           116,111
--------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                              2,515,634         2,834,835        11,908,167         1,138,531
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor  (Note 5)                   332,765           152,822                --            13,113
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                     2,182,869         2,682,013        11,908,167         1,125,418
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (2,182,869)       (2,682,013)       (5,075,913)       (1,125,418)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           28,284,949       (21,038,614)      100,782,118       (14,726,982)
Equity Index Swaps                                                      --                --           129,222                --
Futures Contracts                                                       --                --         3,517,138                --
--------------------------------------------------------------------------------------------------------------------------------
     Total Net Realized Gain (Loss)                             28,284,949       (21,038,614)      104,428,478       (14,726,982)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           12,837,485        (8,192,929)       25,835,941        (9,842,202)
Equity Index Swaps                                                      --                --            50,660                --
Futures Contracts                                                       --                --           (60,436)               --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            12,837,485        (8,192,929)       25,826,165        (9,842,202)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  41,122,434       (29,231,543)      130,254,643       (24,569,184)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   38,939,565    $  (31,913,556)   $  125,178,730    $  (25,694,602)
================================================================================================================================

 *    FOREIGN TAX WITHHELD OF $0, $0, $17,812, $0, $0, $0, $586, $0, $0, $0,
      $56,962, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


90 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                       Year Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                                     INVERSE                             INVERSE
                                                                    MEDIUS           MID-CAP            MEKROS         SMALL-CAP
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $      622,016    $      493,501    $    1,489,959    $    2,007,397
Interest from Securities Lending, net (Note 9)                       8,858                --            55,725                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                   691,264                --         1,394,286                --
Other Income                                                         8,450             2,262             2,765                --
--------------------------------------------------------------------------------------------------------------------------------
     Total Income                                                1,330,588           495,763         2,942,735         2,007,397
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  725,595           122,440         1,532,901           480,862
Transfer Agent and Administrative Fees (Note 4)                    201,554            34,011           425,806           133,573
Distribution & Service Fees (Note 4):
     Advisor Class                                                      --                --                --                --
     A-Class                                                        12,402               337            23,569             3,887
     C-Class                                                       200,684             8,743           324,728            37,848
     H-Class                                                       138,981            31,488           321,055           120,224
Portfolio Accounting Fees (Note 4)                                  80,622            13,605           170,131            53,429
Registration Fees                                                   28,845             4,880            61,597            18,054
Trustees' Fees**                                                     3,788               620             8,532             2,609
Custody Fees                                                        19,133             3,136            43,150            12,554
Tax Expense                                                        209,467                --           694,610                --
Miscellaneous                                                       54,190             8,715           114,756            41,135
--------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                              1,675,261           227,975         3,720,835           904,175
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 5)                    209,467                --           694,610                --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                     1,465,794           227,975         3,026,225           904,175
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (135,206)          267,788           (83,490)        1,103,222
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            4,983,162                --        10,703,182                --
Equity Index Swaps                                               3,547,668        (1,070,147)        5,242,199        (7,847,317)
Futures Contracts                                                2,750,152          (421,853)        7,211,784        (2,230,735)
--------------------------------------------------------------------------------------------------------------------------------
     Total Net Realized Gain (Loss)                             11,280,982        (1,492,000)       23,157,165       (10,078,052)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            4,357,102                --        15,326,452                --
Equity Index Swaps                                                 321,932          (127,593)        2,253,761        (2,379,079)
Futures Contracts                                                  636,000          (223,838)        3,023,004          (363,575)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             5,315,034          (351,431)       20,603,217        (2,742,654)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  16,596,016        (1,843,431)       43,760,382       (12,820,706)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   16,460,810    $   (1,575,643)   $   43,676,892    $  (11,717,484)
================================================================================================================================

                                                                      U.S.                           LARGE-CAP         LARGE-CAP
                                                                GOVERNMENT              JUNO            EUROPE             JAPAN
                                                                 BOND FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $    5,390,989    $           --    $      807,836    $    3,343,418
Interest from Securities Lending, net (Note 9)                          --                --                --                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --                --           795,253                --
Other Income                                                            --                --                --             1,264
--------------------------------------------------------------------------------------------------------------------------------
     Total Income                                                5,390,989                --         1,603,089         3,344,682
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  587,542                --           507,913           785,818
Transfer Agent and Administrative Fees (Note 4)                    235,017         5,101,707           141,087           218,283
Distribution & Service Fees (Note 4):
     Advisor Class                                                 346,464           647,482                --                --
     A-Class                                                         2,790           380,163             3,355             4,255
     C-Class                                                        95,393         6,933,591            55,263            65,121
     H-Class                                                            --                --           123,916           197,748
Portfolio Accounting Fees (Note 4)                                 117,508           951,556            56,435            87,313
Registration Fees                                                   38,433           859,932            24,338            33,185
Trustees' Fees**                                                     5,167           111,331             2,742             5,570
Custody Fees                                                        29,666                --            13,181            20,098
Tax Expense                                                             --                --             5,727             4,378
Miscellaneous                                                       71,209         1,084,888            32,261            71,317
--------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                              1,529,189        16,070,650           966,218         1,493,086
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 5)                         --                --             5,727             4,378
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                     1,529,189        16,070,650           960,491         1,488,708
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     3,861,800       (16,070,650)          642,598         1,855,974
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            1,899,984      (214,541,087)       (1,451,816)               --
Equity Index Swaps                                                      --                --        (1,788,830)       15,269,061
Futures Contracts                                               (1,212,422)               --                --         5,691,517
--------------------------------------------------------------------------------------------------------------------------------
     Total Net Realized Gain (Loss)                                687,562      (214,541,087)       (3,240,646)       20,960,578
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (8,550,363)      235,783,809         4,460,111                --
Equity Index Swaps                                                      --                --         3,754,726         6,236,077
Futures Contracts                                                 (200,850)               --                --         1,639,612
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            (8,751,213)      235,783,809         8,214,837         7,875,689
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  (8,063,651)       21,242,722         4,974,191        28,836,267
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   (4,201,851)   $    5,172,072    $    5,616,789    $   30,692,241
================================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 91

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                                                                     VALUE             VALUE             VALUE            GROWTH
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       17,667    $       17,916    $        9,171    $       13,138
Interest from Securities Lending, net (Note 9)                      25,522            22,234            13,336            35,238
Dividends (Note 1)                                               1,186,759         1,706,984         1,319,040           436,413
Other Income                                                           174                --             1,866               112
--------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                 1,230,122         1,747,134         1,343,413           484,901
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  553,752           757,243           435,677           476,755
Transfer Agent and Administrative Fees (Note 4)                    184,584           252,414           145,225           158,918
Distribution & Service Fees (Note 4):
    Advisor Class                                                       --                --                --                --
    A-Class                                                          2,668             3,851             3,469             3,347
    C-Class                                                         86,675            74,254            92,916            49,185
    H-Class                                                        160,247           230,000           118,528           143,275
Portfolio Accounting Fees (Note 4)                                  73,834           100,966            58,090            63,567
Registration Fees                                                   26,934            35,657            21,419            24,090
Trustees' Fees*                                                      3,528             5,776             2,724             3,657
Custody Fees                                                        18,896            25,342            15,265            16,782
Miscellaneous                                                       48,271            57,220            38,898            43,243
--------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                               1,159,389         1,542,723           932,211           982,819
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        70,733           204,411           411,202          (497,918)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            6,286,630        14,337,674         2,255,312         2,120,121
Currency Index Swaps                                                    --                --                --                --
Futures Contracts                                                 (144,919)               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               6,141,711        14,337,674         2,255,312         2,120,121
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            2,738,151        (4,779,148)          972,098         3,243,300
Currency Index Swaps                                                    --                --                --                --
Futures Contracts                                                       --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             2,738,151        (4,779,148)          972,098         3,243,300
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   8,879,862         9,558,526         3,227,410         5,363,421
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    8,950,595    $    9,762,937    $    3,638,612    $    4,865,503
================================================================================================================================

 *    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


92 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                     Period Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                   MID-CAP         LARGE-CAP     STRENGTHENING         WEAKENING
                                                                    GROWTH            GROWTH            DOLLAR            DOLLAR
                                                                      FUND              FUND              FUND**            FUND**
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       18,038    $        9,183    $      387,029    $      873,803
Interest from Securities Lending, net (Note 9)                      20,337             3,568                --                --
Dividends (Note 1)                                                 644,820           530,714                --                --
Other Income                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                   683,195           543,465           387,029           873,803
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  594,267           322,187            90,743           189,120
Transfer Agent and Administrative Fees (Note 4)                    198,089           107,396            25,206            52,533
Distribution & Service Fees (Note 4):
    Advisor Class                                                       --                --                --                --
    A-Class                                                          4,059             1,771               233             1,927
    C-Class                                                         29,246            97,901             8,794            11,075
    H-Class                                                        186,718            81,149            22,775            47,838
Portfolio Accounting Fees (Note 4)                                  79,236            42,958            10,083            21,013
Registration Fees                                                   28,302            13,503             3,156             5,848
Trustees' Fees*                                                      4,169             1,871               576               833
Custody Fees                                                        21,076            10,259             3,034             4,991
Miscellaneous                                                       60,192            29,182             8,203            21,793
--------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                               1,205,354           708,177           172,803           356,971
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (522,159)         (164,712)          214,226           516,832
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           11,165,161          (656,400)               --                --
Currency Index Swaps                                                    --                --        (1,453,302)       (4,314,773)
Futures Contracts                                                       --                --            11,403           (39,234)
--------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                              11,165,161          (656,400)       (1,441,899)       (4,354,007)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            6,053,506         1,286,644                --                --
Currency Index Swaps                                                    --                --           123,835         1,895,302
Futures Contracts                                                       --                --            (4,352)           15,007
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             6,053,506         1,286,644           119,483         1,910,309
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  17,218,667           630,244        (1,322,416)       (2,443,698)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   16,696,508    $      465,532    $   (1,108,190)   $   (1,926,866)
================================================================================================================================

                                                                      U.S.
                                                                GOVERNMENT
                                                                     MONEY
                                                               MARKET FUND
--------------------------------------------------------------------------

INVESTMENT INCOME
Interest (Note 1)                                           $   52,381,293
Interest from Securities Lending, net (Note 9)                      24,913
Dividends (Note 1)                                                      --
Other Income                                                            --
--------------------------------------------------------------------------
    Total Income                                                52,406,206
--------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                7,266,999
Transfer Agent and Administrative Fees (Note 4)                  2,906,800
Distribution & Service Fees (Note 4):
    Advisor Class                                                  920,739
    A-Class                                                         32,041
    C-Class                                                      1,489,576
    H-Class                                                             --
Portfolio Accounting Fees (Note 4)                                 775,371
Registration Fees                                                  485,283
Trustees' Fees*                                                     69,581
Custody Fees                                                       333,980
Miscellaneous                                                      960,704
--------------------------------------------------------------------------
    Total Expenses                                              15,241,074
--------------------------------------------------------------------------
Net Investment Income (Loss)                                    37,165,132
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               (7,014)
Currency Index Swaps                                                    --
Futures Contracts                                                       --
--------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                  (7,014)
--------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                   --
Currency Index Swaps                                                    --
Futures Contracts                                                       --
--------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                    --
--------------------------------------------------------------------------
Net Gain (Loss) on Investments                                      (7,014)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   37,158,118
==========================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 93

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       NOVA FUND                           URSA FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR              YEAR              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2005
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $   (2,182,869)   $   (2,273,423)   $   (2,682,013)   $   (2,807,391)
Net Realized Gain (Loss) on Investments                         28,284,949        21,079,462       (21,038,614)      (48,980,060)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                               12,837,485        (1,387,053)       (8,192,929)        8,268,455
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                             38,939,565        17,418,986       (31,913,556)      (43,518,996)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                              (5,878,827)               --        (5,250,255)               --
    Advisor Class                                               (1,716,091)               --          (572,209)               --
    A-Class                                                     (1,004,034)               --          (144,298)               --
    C-Class                                                     (1,703,672)               --          (636,915)               --
    H-Class                                                             --                --                --                --
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --                --                --                --
    C-Class                                                             --                --                --                --
    H-Class                                                             --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                            (10,302,624)               --        (6,603,677)               --
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                             736,237,994     1,414,735,507       845,995,157     1,531,545,815
    Advisor Class                                              276,701,402       370,298,449       192,242,268       250,858,378
    A-Class                                                     33,284,583        23,896,367        19,132,752        15,446,772
    C-Class                                                     72,463,609       168,553,867        75,508,695       157,946,561
    H-Class                                                             --                --                --                --
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                               5,560,691                --         4,196,538                --
    Advisor Class                                                1,694,759                --           500,635                --
    A-Class                                                        807,597                --           116,511                --
    C-Class                                                      1,595,196                --           557,818                --
    H-Class                                                             --                --                --                --
COST OF SHARES REDEEMED
    Investor Class                                            (793,440,174)   (1,436,144,681)     (816,851,107)   (1,524,063,187)
    Advisor Class                                             (294,779,541)     (368,804,662)     (184,556,305)     (250,498,960)
    A-Class                                                    (25,982,121)       (6,350,348)      (16,679,580)       (7,698,808)
    C-Class                                                    (78,156,275)     (154,161,133)      (76,581,732)     (156,062,212)
    H-Class                                                             --                --                --                --
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                    (64,012,280)       12,023,366        43,581,650        17,474,359
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (35,375,339)       29,442,352         5,064,417       (26,044,637)
NET ASSETS--BEGINNING OF YEAR                                  295,609,575       266,167,223       418,129,649       444,174,286
================================================================================================================================
NET ASSETS--END OF YEAR                                     $  260,234,236    $  295,609,575    $  423,194,066    $  418,129,649
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME                                                  $    7,211,676    $           --    $    2,810,201    $           --
================================================================================================================================

                                                                        OTC FUND
--------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR
                                                                     ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,
                                                                      2006              2005
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $   (5,075,913)   $    3,339,815
Net Realized Gain (Loss) on Investments                        104,428,478        36,800,772
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                               25,826,165       (29,857,804)
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                            125,178,730        10,282,783
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                              (3,192,385)               --
    Advisor Class                                                  (69,604)               --
    A-Class                                                         (8,523)               --
    C-Class                                                        (69,305)               --
    H-Class                                                             --                --
Realized Gain on Investment
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
--------------------------------------------------------------------------------------------
Total Distributions to Shareholders                             (3,339,817)               --
============================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                           1,115,530,088     1,396,741,796
    Advisor Class                                              234,138,125       207,549,823
    A-Class                                                      2,766,322         3,898,356
    C-Class                                                     69,549,300       124,003,724
    H-Class                                                             --                --
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                               3,083,904                --
    Advisor Class                                                   63,938                --
    A-Class                                                          8,454                --
    C-Class                                                         64,916                --
    H-Class                                                             --                --
COST OF SHARES REDEEMED
    Investor Class                                          (1,144,096,335)   (1,467,509,576)
    Advisor Class                                             (228,278,778)     (242,728,205)
    A-Class                                                     (2,355,979)       (2,044,524)
    C-Class                                                    (67,299,316)     (122,887,409)
    H-Class                                                             --                --
============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                    (16,825,361)     (102,976,015)
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          105,013,552       (92,693,232)
NET ASSETS--BEGINNING OF YEAR                                  837,312,090       930,005,322
============================================================================================
NET ASSETS--END OF YEAR                                     $  942,325,642    $  837,312,090
============================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME                                                  $           --    $    3,339,815
============================================================================================


94 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                       ARKTOS FUND                        MEDIUS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR              YEAR              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2005
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $   (1,125,418)   $   (1,341,198)   $     (135,206)   $     (255,319)
Net Realized Gain (Loss) on Investments                        (14,726,982)      (32,513,314)       11,280,982         1,778,274
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                               (9,842,202)        8,512,163         5,315,034        (3,182,386)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                            (25,694,602)      (25,342,349)       16,460,810        (1,659,431)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                              (2,286,362)               --                --                --
    Advisor Class                                                 (145,402)               --                --                --
    A-Class                                                        (31,062)               --                --                --
    C-Class                                                       (196,818)               --                --                --
    H-Class                                                             --                --                --                --
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --                --          (109,079)               --
    C-Class                                                             --                --          (227,505)               --
    H-Class                                                             --                --          (751,208)               --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                             (2,659,644)               --        (1,087,792)               --
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                             675,734,722       975,342,608                --                --
    Advisor Class                                               48,969,561       113,835,651                --                --
    A-Class                                                      5,872,149        17,225,239        46,186,398         1,765,474
    C-Class                                                     60,203,469       144,800,328       106,985,217       159,054,038
    H-Class                                                             --                --       811,085,500       996,786,478
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                               1,652,055                --                --                --
    Advisor Class                                                  140,822                --                --                --
    A-Class                                                         19,809                --            31,792                --
    C-Class                                                        177,151                --           217,708                --
    H-Class                                                             --                --           725,380                --
COST OF SHARES REDEEMED
    Investor Class                                            (708,129,990)     (967,546,717)               --                --
    Advisor Class                                              (54,169,513)     (111,775,526)               --                --
    A-Class                                                     (9,077,950)      (11,578,445)      (42,968,626)         (828,790)
    C-Class                                                    (60,009,939)     (160,566,879)     (100,780,875)     (156,154,210)
    H-Class                                                             --                --      (830,424,070)   (1,003,368,485)
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                    (38,617,654)         (263,741)       (8,941,576)       (2,745,495)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (66,971,900)      (25,606,090)        6,431,442        (4,404,926)
NET ASSETS--BEGINNING OF YEAR                                  236,738,558       262,344,648        78,235,574        82,640,500
================================================================================================================================
NET ASSETS--END OF YEAR                                     $  169,766,658    $  236,738,558    $   84,667,016    $   78,235,574
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME                                                  $    1,084,630    $           --    $           --    $           --
================================================================================================================================

                                                                        INVERSE
                                                                      MID-CAP FUND                         MEKROS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR              YEAR              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2005
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $      267,788    $       36,605    $      (83,490)   $     (731,099)
Net Realized Gain (Loss) on Investments                         (1,492,000)       (1,445,631)       23,157,165       (18,989,715)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                 (351,431)          152,438        20,603,217        (5,531,934)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                             (1,575,643)       (1,256,588)       43,676,892       (25,252,748)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                         (1,301)               --                --                --
    C-Class                                                        (31,866)               --                --                --
    H-Class                                                       (149,091)               --                --                --
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --                --                --           (14,390)
    C-Class                                                             --                --                --          (270,032)
    H-Class                                                             --                --                --        (1,081,935)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (182,258)               --                --        (1,366,357)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                        770,417           448,770        30,528,640         8,906,688
    C-Class                                                     17,258,913        29,108,039       201,961,994       310,997,432
    H-Class                                                    249,211,191       283,941,863     2,330,412,471     2,891,277,659
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                          1,265                --                --            12,877
    C-Class                                                         28,010                --                --           243,160
    H-Class                                                        134,396                --                --           984,732
COST OF SHARES REDEEMED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                       (674,165)         (374,744)      (30,054,603)       (5,593,228)
    C-Class                                                    (16,902,821)      (28,127,040)     (197,597,629)     (338,792,919)
    H-Class                                                   (259,430,871)     (255,412,567)   (2,259,824,185)   (2,974,253,320)
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (9,603,665)       29,584,321        75,426,688      (106,216,919)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (11,361,566)       28,327,733       119,103,580      (132,836,024)
NET ASSETS--BEGINNING OF YEAR                                   31,144,201         2,816,468        90,339,137       223,175,161
================================================================================================================================
NET ASSETS--END OF YEAR                                     $   19,782,635    $   31,144,201    $  209,442,717    $   90,339,137
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME                                                  $      122,669    $       36,605    $           --    $           --
================================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 95

--------------------------------------------------------------------------------

                                                                        INVERSE                         U.S. GOVERNMENT
                                                                     SMALL-CAP FUND                        BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR              YEAR              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2005
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $    1,103,222    $      (80,795)   $    3,861,800    $    3,708,280
Net Realized Gain (Loss) on Investments                        (10,078,052)       (7,206,842)          687,562        (1,346,203)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                               (2,742,654)          888,314        (8,751,213)        2,000,504
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                            (11,717,484)       (6,399,323)       (4,201,851)        4,362,581
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --        (1,380,177)       (1,418,873)
    Advisor Class                                                       --                --        (2,185,482)       (2,006,148)
    A-Class                                                         (6,688)               --           (38,187)          (18,194)
    C-Class                                                        (63,693)               --          (255,827)         (265,065)
    H-Class                                                       (616,316)               --                --                --
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --                --                --                --
    C-Class                                                             --                --                --                --
    H-Class                                                             --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (686,697)               --        (3,859,673)       (3,708,280)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --       676,151,203       662,404,726
    Advisor Class                                                       --                --     1,393,454,965       515,073,887
    A-Class                                                     14,621,450         2,607,402         5,347,730         5,373,963
    C-Class                                                     53,985,719       142,203,545       103,129,103       197,577,382
    H-Class                                                    747,684,697       888,534,477                --                --
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --         1,246,558         1,287,117
    Advisor Class                                                       --                --         2,174,627         2,005,277
    A-Class                                                          4,765                --            19,509            11,629
    C-Class                                                         43,760                --           239,221           248,777
    H-Class                                                        541,952                --                --                --
COST OF SHARES REDEEMED
    Investor Class                                                      --                --      (666,859,256)     (663,011,921)
    Advisor Class                                                       --                --    (1,423,175,700)     (511,396,631)
    A-Class                                                    (13,085,276)       (2,194,768)       (5,605,967)       (3,603,761)
    C-Class                                                    (53,941,848)     (136,603,063)     (106,824,692)     (190,349,672)
    H-Class                                                   (732,206,379)     (842,508,878)               --                --
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     17,648,840        52,038,715       (20,702,699)       15,620,773
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            5,244,659        45,639,392       (28,764,223)       16,275,074
NET ASSETS--BEGINNING OF PERIOD                                 51,186,137         5,546,745        91,983,095        75,708,021
================================================================================================================================
NET ASSETS--END OF PERIOD                                   $   56,430,796    $   51,186,137    $   63,218,872    $   91,983,095
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)                                           $      419,420    $           --    $      183,619    $      (19,463)
================================================================================================================================

                                                                        JUNO FUND
--------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR
                                                                     ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,
                                                                      2006              2005
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $  (16,070,650)   $  (20,248,028)
Net Realized Gain (Loss) on Investments                       (214,541,087)      (69,198,399)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                              235,783,809      (129,335,843)
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                              5,172,072      (218,782,270)
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
Realized Gain on Investment
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
--------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                     --                --
============================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                           1,082,711,749     3,330,861,237
    Advisor Class                                              296,689,441       517,196,846
    A-Class                                                     48,738,930       251,608,326
    C-Class                                                    140,633,685     1,006,573,970
    H-Class                                                             --                --
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
COST OF SHARES REDEEMED
    Investor Class                                          (1,789,673,369)   (2,639,552,558)
    Advisor Class                                             (428,087,534)     (323,759,333)
    A-Class                                                   (105,237,928)      (65,491,818)
    C-Class                                                   (499,279,551)     (529,212,607)
    H-Class                                                             --                --
============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                 (1,253,504,577)    1,548,224,063
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (1,248,332,505)    1,329,441,793
NET ASSETS--BEGINNING OF PERIOD                              2,775,008,043     1,445,566,250
============================================================================================
NET ASSETS--END OF PERIOD                                   $1,526,675,538    $2,775,008,043
============================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)                                           $    7,825,136    $           --
============================================================================================

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- SMALL-CAP VALUE A-CLASS AND MID-CAP VALUE A-CLASS.


96 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                       LARGE-CAP                           LARGE-CAP
                                                                      EUROPE FUND                          JAPAN FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR              YEAR              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2005
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $      642,598    $      129,997    $    1,855,974    $     (151,091)
Net Realized Gain (Loss) on Investments                         (3,240,646)        9,237,377        20,960,578       (24,241,072)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                8,214,837        (2,440,717)        7,875,689       (15,901,073)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                              5,616,789         6,926,657        30,692,241       (40,293,236)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --            (4,614)               --            (4,728)
    C-Class                                                             --          (130,849)               --           (87,423)
    H-Class                                                             --        (2,974,067)               --          (858,925)
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                        (31,490)             (110)               --            (7,805)
    C-Class                                                        (72,864)           (3,107)               --          (144,310)
    H-Class                                                       (640,580)          (70,630)               --        (1,417,844)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (744,934)       (3,183,377)               --        (2,521,035)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                      5,809,082           871,043        12,798,304           444,818
    C-Class                                                     69,823,329        66,363,449        38,447,864        25,378,294
    H-Class                                                    378,405,617       388,867,179       731,956,788       547,540,563
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                         20,432             4,723                --            10,828
    C-Class                                                         68,263           128,867                --           205,488
    H-Class                                                        602,902         2,925,682                --         1,992,473
COST OF SHARES REDEEMED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                     (4,800,570)         (696,912)      (10,022,225)         (202,811)
    C-Class                                                    (67,768,440)      (63,147,820)      (30,888,838)      (26,256,103)
    H-Class                                                   (399,739,338)     (368,119,437)     (683,208,245)     (651,053,664)
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                    (17,578,723)       27,196,774        59,083,648      (101,940,114)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (12,706,868)       30,940,054        89,775,889      (144,754,385)
NET ASSETS--BEGINNING OF PERIOD                                 68,853,790        37,913,736        38,633,166       183,387,551
================================================================================================================================
NET ASSETS--END OF PERIOD                                   $   56,146,922    $   68,853,790    $  128,409,055    $   38,633,166
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)                                           $      642,598    $           --    $    1,855,974    $           --
================================================================================================================================

                                                                       SMALL-CAP                            MID-CAP
                                                                       VALUE FUND                          VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR            PERIOD              YEAR            PERIOD
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2005
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $       70,733    $      (46,572)   $      204,411    $      468,799
Net Realized Gain (Loss) on Investments                          6,141,711        (3,122,751)       14,337,674        (6,886,526)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                2,738,151         8,800,847        (4,779,148)       10,298,850
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                              8,950,595         5,631,524         9,762,937         3,881,123
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --                --               (90)               (1)
    C-Class                                                             --                --              (871)              (27)
    H-Class                                                             --                --            (9,433)           (2,201)
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                         (7,180)             (346)           (4,159)             (202)
    C-Class                                                        (60,392)          (29,580)          (40,240)           (4,272)
    H-Class                                                       (803,658)         (793,116)         (435,700)         (345,666)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (871,230)         (823,042)         (490,493)         (352,369)
================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                     13,541,282         3,620,459*        3,865,281         2,295,545*
    C-Class                                                    153,513,441        53,306,968        84,655,088        74,078,406
    H-Class                                                    597,522,929       815,754,097       575,823,029       640,902,168
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                          1,823               322*            1,703               203*
    C-Class                                                         59,901            29,555            40,372             4,206
    H-Class                                                        780,717           737,999           437,509           344,422
COST OF SHARES REDEEMED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                    (14,123,926)       (2,879,033)*      (2,958,343)       (1,989,278)*
    C-Class                                                   (148,570,668)      (43,424,125)      (86,925,166)      (66,363,111)
    H-Class                                                   (577,825,036)     (765,479,308)     (668,923,822)     (546,771,708)
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     24,900,463        61,666,934       (93,984,349)      102,500,853
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           32,979,828        66,475,416       (84,711,905)      106,029,607
NET ASSETS--BEGINNING OF PERIOD                                 88,581,722        22,106,306       124,802,999        18,773,392
================================================================================================================================
NET ASSETS--END OF PERIOD                                   $  121,561,550    $   88,581,722    $   40,091,094    $  124,802,999
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)                                           $           --    $           --    $           --    $           --
================================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 97

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       LARGE-CAP                           SMALL-CAP
                                                                       VALUE FUND                         GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR            PERIOD              YEAR            PERIOD
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2005
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $      411,202    $      410,050    $     (497,918)   $     (526,505)
Net Realized Gain (Loss) on Investments                          2,255,312         3,485,343         2,120,121         1,784,678
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                  972,098         3,747,358         3,243,300         4,676,353
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                              3,638,612         7,642,751         4,865,503         5,934,526
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
    Net Investment Income
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --                --                --                --
    C-Class                                                             --               (10)               --                --
    H-Class                                                             --              (152)               --                --
    Institutional Class                                                 --                --                --                --
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                        (13,790)             (109)           (8,946)             (756)
    C-Class                                                        (90,835)           (7,716)         (111,385)          (41,366)
    H-Class                                                       (622,223)         (119,048)       (1,815,221)         (975,731)
    Institutional Class                                                 --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (726,848)         (127,035)       (1,935,552)       (1,017,853)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                      4,419,527           618,842**       5,970,174           132,229**
    C-Class                                                    275,576,847        62,540,030       101,801,723        68,843,123
    H-Class                                                    467,474,814       564,704,785       638,040,933       665,148,507
    Institutional Class                                                 --                --                --                --
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                          2,394                60**           8,819               716**
    C-Class                                                         88,399             7,724           111,292            40,214
    H-Class                                                        606,934           118,432         1,773,462           959,499
    Institutional Class                                                 --                --                --                --
COST OF SHARES REDEEMED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                     (4,042,549)         (410,264)**     (5,365,219)          (58,702)**
    C-Class                                                   (276,257,759)      (60,564,073)      (99,782,182)      (69,112,781)
    H-Class                                                   (439,539,568)     (555,417,649)     (594,016,548)     (646,986,972)
    Institutional Class                                                 --                --                --                --
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     28,329,039        11,597,887        48,542,454        18,965,833
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           31,240,803        19,113,603        51,472,405        23,882,506
NET ASSETS--BEGINNING OF PERIOD                                 29,820,407        10,706,804        28,931,977         5,049,471
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                   $   61,061,210    $   29,820,407    $   80,404,382    $   28,931,977
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                         $           --    $           --    $           --    $           --
================================================================================================================================

                                                                        MID-CAP
                                                                      GROWTH FUND
--------------------------------------------------------------------------------------------
                                                                      YEAR            PERIOD
                                                                     ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,
                                                                      2006              2005
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $     (522,159)   $     (212,500)
Net Realized Gain (Loss) on Investments                         11,165,161        (1,424,940)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                6,053,506         2,779,507
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                             16,696,508         1,142,067
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
    Net Investment Income
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
    Institutional Class                                                 --                --
Realized Gain on Investment
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                         (3,249)              (22)
    C-Class                                                        (32,454)             (287)
    H-Class                                                       (599,853)          (12,942)
    Institutional Class                                                 --                --
--------------------------------------------------------------------------------------------
Total Distributions to Shareholders                               (635,556)          (13,251)
============================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                      5,801,197           545,453**
    C-Class                                                     44,747,648        25,785,410
    H-Class                                                    513,177,835       387,644,386
    Institutional Class                                                 --                --
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                          3,044                22**
    C-Class                                                         31,627               286
    H-Class                                                        592,285            12,834
    Institutional Class                                                 --                --
Cost of Shares Redeemed
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                     (5,080,905)               --
    C-Class                                                    (44,071,769)      (24,651,663)
    H-Class                                                   (504,138,775)     (365,662,253)
    Institutional Class                                                 --                --
============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     11,062,187        23,674,475
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           27,123,139        24,803,291
NET ASSETS--BEGINNING OF PERIOD                                 26,600,080         1,796,789
--------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                   $   53,723,219    $   26,600,080
============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                         $           --    $           --
============================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

** SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- LARGE-CAP VALUE A-CLASS, SMALL-CAP GROWTH A-CLASS, MID-CAP GROWTH A-CLASS, AND LARGE-CAP GROWTH A-CLASS.


98 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------------
                                                                       LARGE-CAP                 STRENGTHENING         WEAKENING
                                                                      GROWTH FUND                  DOLLAR FUND*      DOLLAR FUND*
--------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR            PERIOD            PERIOD            PERIOD
                                                                     ENDED             ENDED             ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                      2006              2005              2006              2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $     (164,712)   $      321,255    $      214,226    $      516,832
Net Realized Gain (Loss) on Investments                           (656,400)       (1,018,528)       (1,441,899)       (4,354,007)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                1,286,644           780,293           119,483         1,910,309
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                                465,532            83,020        (1,108,190)       (1,926,866)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                             --                --              (506)           (9,955)
    C-Class                                                             --                --            (3,782)          (12,618)
    H-Class                                                             --                --           (44,901)         (162,365)
    Institutional Class                                                 --                --                --                --
Realized Gain on Investment
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                           (519)               (1)               --                --
    C-Class                                                        (29,600)             (153)               --                --
    H-Class                                                        (41,534)           (8,523)               --                --
    Institutional Class                                                 --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                (71,653)           (8,677)          (49,189)         (184,938)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                      5,626,821            79,261**         992,045         3,959,866
    C-Class                                                    252,511,122       108,039,150         8,667,647         9,819,669
    H-Class                                                    317,579,358       387,101,308       205,734,257       202,663,781
    Institutional Class                                                 --                --                --                --
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                            399                --               506             8,044
    C-Class                                                         29,566               153             3,557            12,537
    H-Class                                                         39,820             8,519            41,934           149,875
    Institutional Class                                                 --                --                --                --
COST OF SHARES REDEEMED
    Investor Class                                                      --                --                --                --
    Advisor Class                                                       --                --                --                --
    A-Class                                                     (4,782,363)           (6,027)**       (871,405)         (958,514)
    C-Class                                                   (266,451,515)      (88,139,430)       (7,884,080)       (5,791,974)
    H-Class                                                   (298,065,610)     (376,411,238)     (197,396,426)     (149,136,689)
    Institutional Class                                                 --                --                --                --
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      6,487,598        30,671,696         9,288,035        60,726,595
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            6,881,477        30,746,039         8,130,656        58,614,791
NET ASSETS--BEGINNING OF PERIOD                                 31,538,977           792,938                --                --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                   $   38,420,454    $   31,538,977    $    8,130,656    $   58,614,791
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                         $           --    $           --    $   (1,033,216)   $   (4,007,993)
================================================================================================================================

                                                                    U.S. GOVERNMENT
                                                                   MONEY MARKET FUND
--------------------------------------------------------------------------------------------
                                                                      YEAR              YEAR
                                                                     ENDED             ENDED
                                                                 MARCH 31,         MARCH 31,
                                                                      2006              2005
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $   37,165,132    $   10,462,879
Net Realized Gain (Loss) on Investments                             (7,014)               --
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                       --                --
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                             37,158,118        10,462,879
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
    Net Investment Income
    Investor Class                                             (30,220,373)       (9,062,878)
    Advisor Class                                               (4,053,830)         (868,123)
    A-Class                                                       (338,428)          (39,838)
    C-Class                                                     (2,552,501)         (306,404)
    H-Class                                                             --                --
    Institutional Class                                                 --          (185,636)
Realized Gain on Investment
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
    Institutional Class                                                 --                --
--------------------------------------------------------------------------------------------
Total Distributions to Shareholders                            (37,165,132)      (10,462,879)
============================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                          18,360,372,731    18,938,656,129
    Advisor Class                                            2,927,374,399     3,577,821,000
    A-Class                                                     89,972,004        23,938,925
    C-Class                                                  2,268,195,735     2,540,283,761
    H-Class                                                             --                --
    Institutional Class                                                 --               928
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    Investor Class                                              29,752,455         8,918,802
    Advisor Class                                                3,987,098           853,605
    A-Class                                                        197,533            22,293
    C-Class                                                      2,402,985           282,882
    H-Class                                                             --                --
    Institutional Class                                                 --            20,804
COST OF SHARES REDEEMED
    Investor Class                                         (18,611,041,219)  (18,808,627,729)
    Advisor Class                                           (3,025,421,814)   (3,582,384,097)
    A-Class                                                    (83,180,177)      (16,627,319)
    C-Class                                                 (2,295,221,007)   (2,515,971,843)
    H-Class                                                             --                --
    Institutional Class                                                 --       (50,021,804)
============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                   (332,609,277)      117,166,337
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         (332,616,291)      117,166,337
NET ASSETS--BEGINNING OF PERIOD                              1,604,902,239     1,487,735,902
--------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                   $1,272,285,948    $1,604,902,239
============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                         $           --    $           --
============================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2006                $     25.96         $      (.12)        $      3.90         $      3.78         $      (.85)
   March 31, 2005                      24.12                (.11)               1.95                1.84                  --
   March 31, 2004                      15.54                 .07                8.51                8.58                  --
   March 31, 2003                      25.56                 .08              (10.10)             (10.02)                 --
   March 31, 2002                      26.85                 .12               (1.28)              (1.16)               (.13)

NOVA FUND ADVISOR CLASS
   MARCH 31, 2006                      25.08                (.25)               3.75                3.50                (.85)
   March 31, 2005                      23.42                (.23)               1.89                1.66                  --
   March 31, 2004                      15.17                (.05)               8.30                8.25                  --
   March 31, 2003                      25.11                (.03)              (9.91)              (9.94)                 --
   March 31, 2002                      26.52                (.01)              (1.27)              (1.28)               (.13)

NOVA FUND A-CLASS
   MARCH 31, 2006                      25.15                (.19)               3.76                3.57                (.85)
   March 31, 2005                      23.42                (.17)               1.90                1.73                  --
   March 31, 2004*                     23.42                  --                  --                  --                  --

NOVA FUND C-CLASS
   MARCH 31, 2006                      24.89                (.38)               3.73                3.35                (.85)
   March 31, 2005                      23.36                (.35)               1.88                1.53                  --
   March 31, 2004                      15.20                (.12)               8.28                8.16                  --
   March 31, 2003                      25.28                (.08)             (10.00)             (10.08)                 --
   March 31, 2002                      26.84                (.18)              (1.25)              (1.43)               (.13)

URSA FUND INVESTOR CLASS
   MARCH 31, 2006                       8.69                (.04)               (.47)               (.51)               (.12)
   March 31, 2005                       9.17                (.04)               (.44)               (.48)                 --
   March 31, 2004                      13.06                (.04)              (3.45)              (3.49)                 --
   March 31, 2003                      10.45                 .01                2.67                2.68                (.07)
   March 31, 2002                      10.43                 .16                (.10)                .06                (.04)

URSA FUND ADVISOR CLASS
   MARCH 31, 2006                       8.36                (.08)               (.45)               (.53)               (.12)
   March 31, 2005                       8.87                (.08)               (.43)               (.51)                 --
   March 31, 2004                      12.70                (.09)              (3.34)              (3.43)                 --
   March 31, 2003                      10.22                (.06)               2.61                2.55                (.07)
   March 31, 2002                      10.26                 .09                (.09)                 --                (.04)

URSA FUND A-CLASS
   MARCH 31, 2006                       8.37                (.06)               (.47)               (.53)               (.12)
   March 31, 2005                       8.87                (.06)               (.44)               (.50)                 --
   March 31, 2004*                      8.87                  --                  --                  --                  --

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2006                $        --         $      (.85)        $      2.93         $     28.89               14.68%
   March 31, 2005                         --                  --                1.84               25.96                7.63%
   March 31, 2004                         --                  --                8.58               24.12               55.25%
   March 31, 2003                         --                  --              (10.02)              15.54              (39.20)%
   March 31, 2002                         --                (.13)              (1.29)              25.56               (4.36)%

NOVA FUND ADVISOR CLASS
   MARCH 31, 2006                         --                (.85)               2.65               27.73               14.07%
   March 31, 2005                         --                  --                1.66               25.08                7.09%
   March 31, 2004                         --                  --                8.25               23.42               54.42%
   March 31, 2003                         --                  --               (9.94)              15.17              (39.59)%
   March 31, 2002                         --                (.13)              (1.41)              25.11               (4.87)%

NOVA FUND A-CLASS
   MARCH 31, 2006                         --                (.85)               2.72               27.87               14.32%
   March 31, 2005                         --                  --                1.73               25.15                7.39%
   March 31, 2004*                        --                  --                  --               23.42                0.00%

NOVA FUND C-CLASS
   MARCH 31, 2006                         --                (.85)               2.50               27.39               13.58%
   March 31, 2005                         --                  --                1.53               24.89                6.55%
   March 31, 2004                         --                  --                8.16               23.36               53.72%
   March 31, 2003                         --                  --              (10.08)              15.20              (39.87)%
   March 31, 2002                         --                (.13)              (1.56)              25.28               (5.37)%

URSA FUND INVESTOR CLASS
   MARCH 31, 2006                         --                (.12)               (.63)               8.06               (5.84)%
   March 31, 2005                         --                  --                (.48)               8.69               (5.23)%
   March 31, 2004                       (.40)               (.40)              (3.89)               9.17              (26.90)%
   March 31, 2003                         --                (.07)               2.61               13.06               25.65%
   March 31, 2002                         --                (.04)                .02               10.45                0.60%

URSA FUND ADVISOR CLASS
   MARCH 31, 2006                         --                (.12)               (.65)               7.71               (6.32)%
   March 31, 2005                         --                  --                (.51)               8.36               (5.75)%
   March 31, 2004                       (.40)               (.40)              (3.83)               8.87              (27.19)%
   March 31, 2003                         --                (.07)               2.48               12.70               24.95%
   March 31, 2002                         --                (.04)               (.04)              10.22                0.02%

URSA FUND A-CLASS
   MARCH 31, 2006                         --                (.12)               (.65)               7.72               (6.31)%
   March 31, 2005                         --                  --                (.50)               8.37               (5.64)%
   March 31, 2004*                        --                  --                  --                8.87                0.00%

                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:
                                      -------------------------------------------------
                                                                                                                 NET ASSETS,
                                                                                 NET                               END OF
                                                                             INVESTMENT           PORTFOLIO        PERIOD
                                        GROSS                NET               INCOME             TURNOVER         (000'S
                                      EXPENSES            EXPENSES             (LOSS)              RATE***        OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2006                       1.35%++             1.23%++            (0.45)%               192%        $   139,786
   March 31, 2005                       1.21%++             1.21%++            (0.44)%               388%            175,042
   March 31, 2004                       1.25%++             1.25%++             0.35%                540%            187,051
   March 31, 2003                       1.27%++             1.27%++             0.44%                603%            130,951
   March 31, 2002                       1.16%++             1.16%++             0.44%                401%            222,251

NOVA FUND ADVISOR CLASS
   MARCH 31, 2006                       1.85%++             1.74%++            (0.96)%               192%             41,002
   March 31, 2005                       1.71%++             1.71%++            (0.94)%               388%             52,642
   March 31, 2004                       1.74%++             1.74%++            (0.24)%               540%             46,405
   March 31, 2003                       1.77%++             1.77%++            (0.17)%               603%             27,130
   March 31, 2002                       1.55%++             1.55%++            (0.02)%               401%             59,375

NOVA FUND A-CLASS
   MARCH 31, 2006                       1.60%++             1.49%++            (0.71)%               192%             29,315
   March 31, 2005                       1.45%++             1.45%++            (0.68)%               388%             18,463
   March 31, 2004*                      0.00%**++##         0.00%**++##         0.00%**              540%                  1

NOVA FUND C-CLASS
   MARCH 31, 2006                       2.35%++             2.24%++            (1.46)%               192%             50,131
   March 31, 2005                       2.21%++             2.21%++            (1.44)%               388%             49,464
   March 31, 2004                       2.26%++             2.26%++            (0.56)%               540%             32,710
   March 31, 2003                       2.28%++             2.28%++            (0.46)%               603%             12,627
   March 31, 2002                       2.27%++             2.27%++            (0.72)%               401%             10,355

URSA FUND INVESTOR CLASS
   MARCH 31, 2006                       1.41%++             1.38%++            (0.45)%                --             329,785
   March 31, 2005                       1.38%++             1.38%++            (0.46)%                --             326,085
   March 31, 2004                       1.38%++             1.38%++            (0.37)%                --             353,496
   March 31, 2003                       1.41%++             1.41%++             0.06%                 --             471,600
   March 31, 2002                       1.31%++             1.31%++             1.56%                 --             214,498

URSA FUND ADVISOR CLASS
   MARCH 31, 2006                       1.91%++             1.88%++            (0.95)%                --              45,332
   March 31, 2005                       1.88%++             1.88%++            (0.96)%                --              40,964
   March 31, 2004                       1.87%++             1.87%++            (0.86)%                --              45,073
   March 31, 2003                       1.89%++             1.89%++            (0.45)%                --              39,686
   March 31, 2002                       1.85%++             1.85%++             0.87%                 --               7,036

URSA FUND A-CLASS
   MARCH 31, 2006                       1.66%++             1.63%++            (0.70)%                --               8,932
   March 31, 2005                       1.63%++             1.63%++            (0.71)%                --               7,318
   March 31, 2004*                      0.00%**++##         0.00%**++##         0.00%**               --                   1

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004--NOVA FUND A-CLASS AND URSA FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

 ## EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


100 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
URSA FUND C-CLASS
   MARCH 31, 2006                $      8.33         $      (.12)        $      (.44)        $      (.56)        $      (.12)
   March 31, 2005                       8.89                (.13)               (.43)               (.56)                 --
   March 31, 2004                      12.80                (.14)              (3.37)              (3.51)                 --
   March 31, 2003                      10.35                (.12)               2.64                2.52                (.07)
   March 31, 2002                      10.43                (.03)               (.01)               (.04)               (.04)

OTC FUND INVESTOR CLASS
   MARCH 31, 2006                       9.94                (.05)               1.49                1.44                (.04)
   March 31, 2005                       9.73                 .04                 .17                 .21                  --
   March 31, 2004                       7.02                (.09)               2.80                2.71                  --
   March 31, 2003                      10.16                (.08)              (3.06)              (3.14)                 --
   March 31, 2002                      11.19                (.11)               (.92)              (1.03)                 --

OTC FUND ADVISOR CLASS
   MARCH 31, 2006                       9.60                (.10)               1.44                1.34                (.04)
   March 31, 2005                       9.46                (.02)                .16                 .14                  --
   March 31, 2004                       6.85                (.13)               2.74                2.61                  --
   March 31, 2003                       9.97                (.11)              (3.01)              (3.12)                 --
   March 31, 2002                      11.04                (.16)               (.91)              (1.07)                 --

OTC FUND A-CLASS
   MARCH 31, 2006                       9.63                (.08)               1.45                1.37                (.04)
   March 31, 2005                       9.46                 .06                 .11                 .17                  --
   March 31, 2004*                      9.46                  --                  --                  --                  --

OTC FUND C-CLASS
   MARCH 31, 2006                       9.50                (.16)               1.43                1.27                (.04)
   March 31, 2005                       9.41                (.03)                .12                 .09                  --
   March 31, 2004                       6.86                (.18)               2.73                2.55                  --
   March 31, 2003                      10.03                (.14)              (3.03)              (3.17)                 --
   March 31, 2002                      11.20                (.21)               (.96)              (1.17)                 --

ARKTOS FUND INVESTOR CLASS
   MARCH 31, 2006                      24.55                (.11)              (2.31)              (2.42)               (.33)
   March 31, 2005                      25.69                (.11)              (1.03)              (1.14)                 --
   March 31, 2004                      37.79                (.13)             (11.97)             (12.10)                 --
   March 31, 2003                      32.29                7.34                (.70)               6.64               (1.14)
   March 31, 2002                      35.76                1.01               (4.19)              (3.18)               (.29)

ARKTOS FUND ADVISOR CLASS
   MARCH 31, 2006                      24.34                (.22)              (2.28)              (2.50)               (.33)
   March 31, 2005                      25.60                (.24)              (1.02)              (1.26)                 --
   March 31, 2004*                     29.97                (.16)              (4.21)              (4.37)                 --

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
URSA FUND C-CLASS
   MARCH 31, 2006                $        --         $      (.12)        $      (.68)        $      7.65               (6.70)%
   March 31, 2005                         --                  --                (.56)               8.33               (6.30)%
   March 31, 2004                       (.40)               (.40)              (3.91)               8.89              (27.62)%
   March 31, 2003                         --                (.07)               2.45               12.80               24.35%
   March 31, 2002                         --                (.04)               (.08)              10.35               (0.36)%

OTC FUND INVESTOR CLASS
   MARCH 31, 2006                         --                (.04)               1.40               11.34               14.45%
   March 31, 2005                         --                  --                 .21                9.94                2.16%
   March 31, 2004                         --                  --                2.71                9.73               38.60%
   March 31, 2003                         --                  --               (3.14)               7.02              (30.91)%
   March 31, 2002                         --                  --               (1.03)              10.16               (9.20)%

OTC FUND ADVISOR CLASS
   MARCH 31, 2006                         --                (.04)               1.30               10.90               13.92%
   March 31, 2005                         --                  --                 .14                9.60                1.48%
   March 31, 2004                         --                  --                2.61                9.46               38.10%
   March 31, 2003                         --                  --               (3.12)               6.85              (31.29)%
   March 31, 2002                         --                  --               (1.07)               9.97               (9.69)%

OTC FUND A-CLASS
   MARCH 31, 2006                         --                (.04)               1.33               10.96               14.18%
   March 31, 2005                         --                  --                 .17                9.63                1.80%
   March 31, 2004*                        --                  --                  --                9.46                0.00%

OTC FUND C-CLASS
   MARCH 31, 2006                         --                (.04)               1.23               10.73               13.33%
   March 31, 2005                         --                  --                 .09                9.50                0.96%
   March 31, 2004                         --                  --                2.55                9.41               37.17%
   March 31, 2003                         --                  --               (3.17)               6.86              (31.61)%
   March 31, 2002                         --                  --               (1.17)              10.03              (10.45)%

ARKTOS FUND INVESTOR CLASS
   MARCH 31, 2006                         --                (.33)              (2.75)              21.80               (9.85)%
   March 31, 2005                         --                  --               (1.14)              24.55               (4.44)%
   March 31, 2004                         --                  --              (12.10)              25.69              (32.02)%
   March 31, 2003                         --               (1.14)               5.50               37.79               20.39%
   March 31, 2002                         --                (.29)              (3.47)              32.29               (8.84)%

ARKTOS FUND ADVISOR CLASS
   MARCH 31, 2006                         --                (.33)              (2.83)              21.51              (10.27)%
   March 31, 2005                         --                  --               (1.26)              24.34               (4.92)%
   March 31, 2004*                        --                  --               (4.37)              25.60              (14.58)%

                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:
                                      -------------------------------------------------
                                                                                                                 NET ASSETS,
                                                                                 NET                               END OF
                                                                             INVESTMENT           PORTFOLIO        PERIOD
                                        GROSS                NET               INCOME             TURNOVER         (000'S
                                      EXPENSES            EXPENSES             (LOSS)              RATE***        OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
URSA FUND C-CLASS
   MARCH 31, 2006                       2.41%++             2.38%++            (1.45)%                --         $    39,146
   March 31, 2005                       2.38%++             2.38%++            (1.46)%                --              43,763
   March 31, 2004                       2.39%++             2.39%++            (1.42)%                --              45,604
   March 31, 2003                       2.40%++             2.40%++            (0.97)%                --              17,540
   March 31, 2002                       2.47%++             2.47%++            (0.34)%                --               7,007

OTC FUND INVESTOR CLASS
   MARCH 31, 2006                       1.20%               1.20%              (0.49)%               122%            893,295
   March 31, 2005                       1.20%               1.20%               0.40%                132%            801,185
   March 31, 2004                       1.22%               1.22%              (0.98)%               139%            858,816
   March 31, 2003                       1.27%               1.27%              (1.08)%               180%            653,999
   March 31, 2002                       1.08%               1.08%              (0.96)%               109%            783,637

OTC FUND ADVISOR CLASS
   MARCH 31, 2006                       1.70%               1.70%              (1.00)%               122%             27,832
   March 31, 2005                       1.69%               1.69%              (0.25)%               132%             19,887
   March 31, 2004                       1.71%               1.71%              (1.47)%               139%             57,535
   March 31, 2003                       1.76%               1.76%              (1.56)%               180%             43,839
   March 31, 2002                       1.60%               1.60%              (1.47)%               109%             20,837

OTC FUND A-CLASS
   MARCH 31, 2006                       1.46%               1.46%              (0.78)%               122%              2,491
   March 31, 2005                       1.45%               1.45%               0.59%                132%              1,818
   March 31, 2004*                      0.00%**##           0.00%**##           0.00%**              139%                  1

OTC FUND C-CLASS
   MARCH 31, 2006                       2.21%**             2.21%              (1.52)%               122%             18,707
   March 31, 2005                       2.19%               2.19%              (0.33)%               132%             14,422
   March 31, 2004                       2.23%               2.23%              (1.97)%               139%             13,653
   March 31, 2003                       2.26%               2.26%              (1.98)%               180%              8,331
   March 31, 2002                       2.24%               2.24%              (2.13)%               109%              3,545

ARKTOS FUND INVESTOR CLASS
   MARCH 31, 2006                       1.39%++             1.38%++            (0.45)%                --             143,742
   March 31, 2005                       1.38%++             1.38%++            (0.46)%                --             198,288
   March 31, 2004                       1.40%++             1.40%++            (0.47)%                --             209,994
   March 31, 2003                       1.42%++             1.42%++            18.11%                 --             146,416
   March 31, 2002                       1.35%++             1.35%++             3.16%                 --             113,904

ARKTOS FUND ADVISOR CLASS
   MARCH 31, 2006                       1.89%++             1.89%++            (0.96)%                --              10,390
   March 31, 2005                       1.88%++             1.88%++            (0.96)%                --              17,059
   March 31, 2004*                      1.90%**++           1.90%**++          (0.97)%**              --              17,975

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003--ARKTOS FUND ADVISOR CLASS; MARCH 31, 2004--OTC FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

 ## EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 101

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND A-CLASS
   MARCH 31, 2006                $     24.39         $      (.16)        $     (2.29)        $     (2.45)        $      (.33)
   March 31, 2005                      25.60                (.17)              (1.04)              (1.21)                 --
   March 31, 2004*                     25.60                  --                  --                  --                  --

ARKTOS FUND C-CLASS
   MARCH 31, 2006                      23.48                (.32)              (2.20)              (2.52)               (.33)
   March 31, 2005                      24.83                (.35)              (1.00)              (1.35)                 --
   March 31, 2004                      36.92                (.38)             (11.71)             (12.09)                 --
   March 31, 2003                      31.93                3.08                3.05                6.13               (1.14)
   March 31, 2002                      35.74                 .43               (3.95)              (3.52)               (.29)

MEDIUS FUND A-CLASS
   MARCH 31, 2006                      31.86                 .01                8.65                8.66                  --
   March 31, 2005                      28.30                (.03)               3.59                3.56                  --
   March 31, 2004*                     28.30                  --                  --                  --                  --

MEDIUS FUND C-CLASS
   MARCH 31, 2006                      31.03                (.25)               8.41                8.16                  --
   March 31, 2005                      27.76                (.26)               3.53                3.27                  --
   March 31, 2004                      15.85                (.31)              12.22               11.91                  --
   March 31, 2003                      26.00                (.17)              (9.87)             (10.04)               (.11)
   March 31, 2002*                     24.53                (.13)               1.60                1.47                  --

MEDIUS FUND H-CLASS
   MARCH 31, 2006                      31.86                  --                8.69                8.69                  --
   March 31, 2005                      28.30                (.06)               3.62                3.56                  --
   March 31, 2004                      16.04                (.14)              12.40               12.26                  --
   March 31, 2003                      26.08                (.07)              (9.86)              (9.93)               (.11)
   March 31, 2002*                     25.00                (.03)               1.11                1.08                  --

INVERSE MID-CAP A-CLASS
   MARCH 31, 2006                      44.01                 .87               (7.20)              (6.33)               (.65)
   March 31, 2005                      49.01                (.06)              (4.94)              (5.00)                 --
   March 31, 2004*                     49.01                  --                  --                  --                  --

INVERSE MID-CAP C-CLASS
   MARCH 31, 2006                      43.62                 .15               (6.69)              (6.54)               (.65)
   March 31, 2005                      48.98                (.27)              (5.09)              (5.36)                 --
   March 31, 2004*                     50.00                (.08)               (.94)              (1.02)                 --

INVERSE MID-CAP H-CLASS
   MARCH 31, 2006                      44.01                 .83               (7.15)              (6.32)               (.65)
   March 31, 2005                      49.01                 .18               (5.18)              (5.00)                 --
   March 31, 2004*                     50.00                (.05)               (.94)               (.99)                 --

MEKROS FUND A-CLASS
   MARCH 31, 2006                      27.54                 .04                9.75                9.79                  --
   March 31, 2005                      26.22                (.03)               1.51                1.48                  --
   March 31, 2004*                     26.22                  --                  --                  --                  --

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND A-CLASS
   MARCH 31, 2006                $        --         $      (.33)        $     (2.78)        $     21.61              (10.04)%
   March 31, 2005                         --                  --               (1.21)              24.39               (4.73)%
   March 31, 2004*                        --                  --                  --               25.60                0.00%

ARKTOS FUND C-CLASS
   MARCH 31, 2006                         --                (.33)              (2.85)              20.63              (10.73)%
   March 31, 2005                         --                  --               (1.35)              23.48               (5.44)%
   March 31, 2004                         --                  --              (12.09)              24.83              (32.75)%
   March 31, 2003                         --               (1.14)               4.99               36.92               19.02%
   March 31, 2002                         --                (.29)              (3.81)              31.93               (9.80)%

MEDIUS FUND A-CLASS
   MARCH 31, 2006                       (.38)               (.38)               8.28               40.14               27.27%
   March 31, 2005                         --                  --                3.56               31.86               12.58%
   March 31, 2004*                        --                  --                  --               28.30                0.00%

MEDIUS FUND C-CLASS
   MARCH 31, 2006                       (.38)               (.38)               7.78               38.81               26.38%
   March 31, 2005                         --                  --                3.27               31.03               11.78%
   March 31, 2004                         --                  --               11.91               27.76               75.14%
   March 31, 2003                         --                (.11)             (10.15)              15.85              (38.65)%
   March 31, 2002*                        --                  --                1.47               26.00                5.99%

MEDIUS FUND H-CLASS
   MARCH 31, 2006                       (.38)               (.38)               8.31               40.17               27.36%
   March 31, 2005                         --                  --                3.56               31.86               12.58%
   March 31, 2004                         --                  --               12.26               28.30               76.43%
   March 31, 2003                         --                (.11)             (10.04)              16.04              (38.11)%
   March 31, 2002*                        --                  --                1.08               26.08                4.32%

INVERSE MID-CAP A-CLASS
   MARCH 31, 2006                         --                (.65)              (6.98)              37.03              (14.44)%
   March 31, 2005                         --                  --               (5.00)              44.01              (10.20)%
   March 31, 2004*                        --                  --                  --               49.01                0.00%

INVERSE MID-CAP C-CLASS
   MARCH 31, 2006                         --                (.65)              (7.19)              36.43              (15.05)%
   March 31, 2005                         --                  --               (5.36)              43.62              (10.94)%
   March 31, 2004*                        --                  --               (1.02)              48.98               (2.04)%

INVERSE MID-CAP H-CLASS
   MARCH 31, 2006                         --                (.65)              (6.97)              37.04              (14.42)%
   March 31, 2005                         --                  --               (5.00)              44.01              (10.20)%
   March 31, 2004*                        --                  --                (.99)              49.01               (1.98)%

MEKROS FUND A-CLASS
   MARCH 31, 2006                         --                  --                9.79               37.33               35.55%
   March 31, 2005                       (.16)               (.16)               1.32               27.54                5.63%
   March 31, 2004*                        --                  --                  --               26.22                0.00%

                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:
                                      -------------------------------------------------
                                                                                                                 NET ASSETS,
                                                                                 NET                               END OF
                                                                             INVESTMENT           PORTFOLIO        PERIOD
                                        GROSS                NET               INCOME             TURNOVER         (000'S
                                      EXPENSES            EXPENSES             (LOSS)              RATE***        OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND A-CLASS
   MARCH 31, 2006                       1.63%++             1.63%++            (0.70)%                --         $     2,108
   March 31, 2005                       1.62%++             1.62%++            (0.70)%                --               5,697
   March 31, 2004*                      0.00%**++##         0.00%**++##         0.00%**               --                   1

ARKTOS FUND C-CLASS
   MARCH 31, 2006                       2.40%++             2.39%++            (1.46)%                --              13,527
   March 31, 2005                       2.38%++             2.38%++            (1.46)%                --              15,693
   March 31, 2004                       2.41%++             2.41%++            (1.48)%                --              34,375
   March 31, 2003                       2.41%++             2.41%++             8.23%                 --               2,673
   March 31, 2002                       2.38%++             2.38%++             1.45%                 --               1,996

MEDIUS FUND A-CLASS
   MARCH 31, 2006                       1.92%               1.66%               0.03%                528%              4,948
   March 31, 2005                       1.63%               1.63%              (0.10)%               669%              1,050
   March 31, 2004*                      0.00%**##           0.00%**##           0.00%**            1,239%                  4

MEDIUS FUND C-CLASS
   MARCH 31, 2006                       2.66%               2.40%              (0.72)%               528%             28,836
   March 31, 2005                       2.37%               2.37%              (0.91)%               669%             17,912
   March 31, 2004                       2.41%               2.41%              (1.31)%             1,239              14,444
   March 31, 2003                       2.43%               2.43%              (0.95)%             2,322               5,610
   March 31, 2002*                      2.44%**             2.44%**            (0.96)%**             893               1,734

MEDIUS FUND H-CLASS
   MARCH 31, 2006                       1.90%               1.64%               0.01%                528%             50,883
   March 31, 2005                       1.62%               1.62%              (0.21)%               669%             59,274
   March 31, 2004                       1.66%               1.66%              (0.56)%             1,239              68,193
   March 31, 2003                       1.69%               1.69%              (0.32)%             2,322              14,634
   March 31, 2002*                      1.71%**             1.71%**            (0.19)%**             893             116,176

INVERSE MID-CAP A-CLASS
   MARCH 31, 2006                       1.66%               1.66%               2.12%                 --                 161
   March 31, 2005                       1.63%               1.63%              (0.13)%                --                  61
   March 31, 2004*                      0.00%**##           0.00%**##           0.00%**               --                   1

INVERSE MID-CAP C-CLASS
   MARCH 31, 2006                       2.41%               2.41%               1.54%                 --               1,147
   March 31, 2005                       2.36%               2.36%              (0.58)%                --               1,011
   March 31, 2004*                      2.23%**             2.23%**            (1.45)%**              --                 137

INVERSE MID-CAP H-CLASS
   MARCH 31, 2006                       1.64%               1.64%               2.01%                 --              18,475
   March 31, 2005                       1.60%               1.60%               0.39%                 --              30,073
   March 31, 2004*                      1.54%**             1.54%**            (0.74)%**              --               2,678

MEKROS FUND A-CLASS
   MARCH 31, 2006                       2.06%               1.65%               0.13%                441%              6,789
   March 31, 2005                       1.61%               1.61%              (0.10)%               501%              3,340
   March 31, 2004*                      0.00%**##           0.00%**##           0.00%**              965%                  4

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001--MEDIUS FUND H-CLASS; AUGUST 20, 2001--MEDIUS FUND C-CLASS; FEBRUARY 20, 2004--INVERSE MID-CAP FUND C-CLASS AND INVERSE MID-CAP FUND H-CLASS; MARCH 31, 2004--ARKTOS FUND A-CLASS, MEDIUS FUND A-CLASS, INVERSE MID-CAP FUND A-CLASS AND MEKROS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

 ## EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


102 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND C-CLASS
   MARCH 31, 2006                $     26.69         $      (.21)        $      9.45         $      9.24         $        --
   March 31, 2005                      25.63                (.26)               1.48                1.22                  --
   March 31, 2004                      12.75                (.28)              13.16               12.88                  --
   March 31, 2003                      22.47                (.15)              (9.53)              (9.68)                 --
   March 31, 2002                      19.99                (.07)               2.55                2.48                  --

MEKROS FUND H-CLASS
   MARCH 31, 2006                      27.51                 .03                9.78                9.81                  --
   March 31, 2005                      26.22                (.07)               1.52                1.45                  --
   March 31, 2004                      12.94                (.14)              13.42               13.28                  --
   March 31, 2003                      22.61                (.03)              (9.60)              (9.63)                 --
   March 31, 2002                      19.99                 .16                2.46                2.62                  --

INVERSE SMALL-CAP A-CLASS
   MARCH 31, 2006                      46.09                 .85               (9.26)              (8.41)               (.72)
   March 31, 2005                      48.80                (.02)              (2.69)              (2.71)                 --
   March 31, 2004*                     48.80                  --                  --                  --                  --

INVERSE SMALL-CAP C-CLASS
   MARCH 31, 2006                      45.71                 .56               (9.15)              (8.59)               (.72)
   March 31, 2005                      48.77                (.49)              (2.57)              (3.06)                 --
   March 31, 2004*                     50.00                (.08)              (1.15)              (1.23)                 --

INVERSE SMALL-CAP H-CLASS
   MARCH 31, 2006                      46.09                 .91               (9.30)              (8.39)               (.72)
   March 31, 2005                      48.80                 .04               (2.75)              (2.71)                 --
   March 31, 2004*                     50.00                (.04)              (1.16)              (1.20)                 --

U.S. GOVERNMENT BOND FUND INVESTOR CLASS
   MARCH 31, 2006                      11.04                 .42                (.54)               (.12)               (.42)
   March 31, 2005                      11.03                 .42                  --                 .42                (.41)
   March 31, 2004                      10.95                 .41                 .08                 .49                (.41)
   March 31, 2003                       9.12                 .41                1.83                2.24                (.41)
   March 31, 2002                       9.82                 .43                (.70)               (.27)               (.43)

U.S. GOVERNMENT BOND FUND ADVISOR CLASS
   MARCH 31, 2006                      11.07                 .37                (.57)               (.20)               (.37)
   March 31, 2005                      11.04                 .36                 .04                 .40                (.37)
   March 31, 2004*                     10.00                 .23                1.04                1.27                (.23)

U.S. GOVERNMENT BOND FUND A-CLASS
   MARCH 31, 2006                      11.07                 .40                (.58)               (.18)               (.39)
   March 31, 2005                      11.05                 .39                 .02                 .41                (.39)
   March 31, 2004*                     11.05                  --                  --                  --                  --

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND C-CLASS
   MARCH 31, 2006                $        --         $        --         $      9.24         $     35.93               34.62%
   March 31, 2005                       (.16)               (.16)               1.06               26.69                4.75%
   March 31, 2004                         --                  --               12.88               25.63              101.02%
   March 31, 2003                       (.04)               (.04)              (9.72)              12.75              (43.12)%
   March 31, 2002                         --                  --                2.48               22.47               12.41%

MEKROS FUND H-CLASS
   MARCH 31, 2006                         --                  --                9.81               37.32               35.66%
   March 31, 2005                       (.16)               (.16)               1.29               27.51                5.52%
   March 31, 2004                         --                  --               13.28               26.22              102.63%
   March 31, 2003                       (.04)               (.04)              (9.67)              12.94              (42.63)%
   March 31, 2002                         --                  --                2.62               22.61               13.11%

INVERSE SMALL-CAP A-CLASS
   MARCH 31, 2006                         --                (.72)              (9.13)              36.96              (18.40)%
   March 31, 2005                         --                  --               (2.71)              46.09               (5.55)%
   March 31, 2004*                        --                  --                  --               48.80                0.00%

INVERSE SMALL-CAP C-CLASS
   MARCH 31, 2006                         --                (.72)              (9.31)              36.40              (18.95)%
   March 31, 2005                         --                  --               (3.06)              45.71               (6.27)%
   March 31, 2004*                        --                  --               (1.23)              48.77               (2.46)%

INVERSE SMALL-CAP H-CLASS
   MARCH 31, 2006                         --                (.72)              (9.11)              36.98              (18.36)%
   March 31, 2005                         --                  --               (2.71)              46.09               (5.55)%
   March 31, 2004*                        --                  --               (1.20)              48.80               (2.40)%

U.S. GOVERNMENT BOND FUND INVESTOR CLASS
   MARCH 31, 2006                         --                (.42)               (.54)              10.50               (1.37)%
   March 31, 2005                         --                (.41)                .01               11.04                4.04%
   March 31, 2004                         --                (.41)                .08               11.03                4.65%
   March 31, 2003                         --                (.41)               1.83               10.95               24.93%
   March 31, 2002                         --                (.43)               (.70)               9.12               (2.88)%

U.S. GOVERNMENT BOND FUND ADVISOR CLASS
   MARCH 31, 2006                         --                (.37)               (.57)              10.50               (2.10)%
   March 31, 2005                         --                (.37)                .03               11.07                3.75%
   March 31, 2004*                        --                (.23)               1.04               11.04               12.84%

U.S. GOVERNMENT BOND FUND A-CLASS
   MARCH 31, 2006                         --                (.39)               (.57)              10.50               (1.88)%
   March 31, 2005                         --                (.39)                .02               11.07                3.86%
   March 31, 2004*                        --                  --                  --               11.05                0.00%

                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:
                                      -------------------------------------------------
                                                                                                                 NET ASSETS,
                                                                                 NET                               END OF
                                                                             INVESTMENT           PORTFOLIO        PERIOD
                                        GROSS                NET               INCOME             TURNOVER         (000'S
                                      EXPENSES            EXPENSES             (LOSS)              RATE***        OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
MEKROS FUND C-CLASS
   MARCH 31, 2006                       2.81%               2.40%              (0.70)%               441%        $    31,956
   March 31, 2005                       2.37%               2.37%              (1.00)%               501%             18,915
   March 31, 2004                       2.41%               2.41%              (1.34)%               965%             48,851
   March 31, 2003                       2.43%               2.43%              (0.91)%               746%             13,530
   March 31, 2002                       2.44%               2.44%              (0.33)%               714%             20,604

MEKROS FUND H-CLASS
   MARCH 31, 2006                       2.05%               1.64%               0.10%                441%            170,698
   March 31, 2005                       1.62%               1.62%              (0.26)%               501%             68,084
   March 31, 2004                       1.66%               1.66%              (0.62)%               965%            174,320
   March 31, 2003                       1.69%               1.69%              (0.20)%               746%             32,101
   March 31, 2002                       1.61%               1.61%               0.74%                714%            120,045

INVERSE SMALL-CAP A-CLASS
   MARCH 31, 2006                       1.63%               1.63%               1.97%                 --               1,067
   March 31, 2005                       1.63%               1.63%              (0.03)%                --                 404
   March 31, 2004*                      0.00%**##           0.00%**##           0.00%**               --                   1

INVERSE SMALL-CAP C-CLASS
   MARCH 31, 2006                       2.40%               2.40%               1.33%                 --               3,164
   March 31, 2005                       2.39%               2.39%              (0.97)%                --               3,951
   March 31, 2004*                      2.24%**             2.24%**            (1.42)%**              --                 492

INVERSE SMALL-CAP H-CLASS
   MARCH 31, 2006                       1.65%               1.65%               2.14%                 --              52,201
   March 31, 2005                       1.63%               1.63%               0.09%                 --              46,832
   March 31, 2004*                      1.54%**             1.54%**            (0.72)%**              --               5,054

U.S. GOVERNMENT BOND FUND INVESTOR CLASS
   MARCH 31, 2006                       0.94%               0.94%               3.69%              1,451%             33,223
   March 31, 2005                       0.93%               0.93%               3.95%                737%             25,992
   March 31, 2004                       0.95%               0.95%               3.84%              1,143%             25,188
   March 31, 2003                       0.97%               0.97%               4.00%              2,404%             51,370
   March 31, 2002                       0.88%               0.88%               4.39%                860%             14,138

U.S. GOVERNMENT BOND FUND ADVISOR CLASS
   MARCH 31, 2006                       1.42%               1.42%               3.16%              1,451%             21,200
   March 31, 2005                       1.41%               1.41%               3.32%                737%             53,283
   March 31, 2004*                      1.45%**             1.45%**             3.21%**            1,143%             46,690

U.S. GOVERNMENT BOND FUND A-CLASS
   MARCH 31, 2006                       1.17%               1.17%               3.45%              1,451%              1,503
   March 31, 2005                       1.15%               1.15%               3.63%                737%              1,703
   March 31, 2004*                      0.00%**##           0.00%**##           0.00%**            1,143%                  1

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003--U.S. GOVERNMENT BOND FUND ADVISOR CLASS; FEBRUARY 20, 2004--INVERSE SMALL-CAP FUND C-CLASS AND INVERSE SMALL-CAP FUND H-CLASS; MARCH 31, 2004--INVERSE SMALL-CAP FUND A-CLASS AND U.S. GOVERNMENT BOND FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ## EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 103

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND C-CLASS
   MARCH 31, 2006                $     11.07         $       .31         $      (.57)        $      (.26)        $      (.31)
   March 31, 2005                      11.05                 .31                 .02                 .33                (.31)
   March 31, 2004                      10.97                 .30                 .08                 .38                (.30)
   March 31, 2003                       9.12                 .31                1.85                2.16                (.31)
   March 31, 2002*                      9.42                 .32                (.32)                 --                (.30)

JUNO FUND INVESTOR CLASS
   MARCH 31, 2006                      18.94                (.07)                .82                 .75                  --
   March 31, 2005                      19.77                (.08)               (.75)               (.83)                 --
   March 31, 2004                      21.23                (.09)              (1.37)              (1.46)                 --
   March 31, 2003                      26.40                (.04)              (5.13)              (5.17)                 --
   March 31, 2002+++                   25.59                 .27                 .54                 .81                  --

JUNO FUND ADVISOR CLASS
   MARCH 31, 2006                      18.79                (.16)                .80                 .64                  --
   March 31, 2005                      19.71                (.17)               (.75)               (.92)                 --
   March 31, 2004*                     22.41                (.13)              (2.57)              (2.70)                 --

JUNO FUND A-CLASS
   MARCH 31, 2006                      18.84                (.12)                .80                 .68                  --
   March 31, 2005                      19.71                (.13)               (.74)               (.87)                 --
   March 31, 2004*                     19.71                  --                  --                  --                  --

JUNO FUND C-CLASS
   MARCH 31, 2006                      18.25                (.25)                .78                 .53                  --
   March 31, 2005                      19.24                (.27)               (.72)               (.99)                 --
   March 31, 2004                      20.88                (.29)              (1.35)              (1.64)                 --
   March 31, 2003                      26.16                (.17)              (5.11)              (5.28)                 --
   March 31, 2002+++                   25.59                 .15                 .42                 .57                  --

LARGE-CAP EUROPE FUND A-CLASS
   MARCH 31, 2006                      17.14                 .18                3.06                3.24                  --
   March 31, 2005                      14.98                 .05                2.59                2.64                (.47)
   March 31, 2004*                     14.98                  --                  --                   --                 --

LARGE-CAP EUROPE FUND C-CLASS
   MARCH 31, 2006                      16.57                 .10                2.90                3.00                  --
   March 31, 2005                      14.62                (.09)               2.52                2.43                (.47)
   March 31, 2004                       9.74               (1.18)               6.77                5.59                  --
   March 31, 2003                      15.22                (.10)              (5.38)              (5.48)                 --
   March 31, 2002*                     19.09                (.11)              (3.76)              (3.87)                 --

LARGE-CAP EUROPE FUND H-CLASS
   MARCH 31, 2006                      17.13                 .22                3.03                3.25                  --
   March 31, 2005                      14.98                 .05                2.58                2.63                (.47)
   March 31, 2004                       9.88               (1.65)               7.46                5.81                  --
   March 31, 2003                      15.30                (.02)              (5.40)              (5.42)                 --
   March 31, 2002                      17.72                 .19               (2.61)              (2.42)                --

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND C-CLASS
   MARCH 31, 2006                $        --         $      (.31)        $      (.57)        $     10.50               (2.61)%
   March 31, 2005                         --                (.31)                .02               11.07                3.10%
   March 31, 2004                                           (.30)                .08               11.05                3.59%
   March 31, 2003                         --                (.31)               1.85               10.97               23.93%
   March 31, 2002*                        --                (.30)               (.30)               9.12               (0.14)%

JUNO FUND INVESTOR CLASS
   MARCH 31, 2006                         --                  --                 .75               19.69                3.96%
   March 31, 2005                         --                  --                (.83)              18.94               (4.20)%
   March 31, 2004                         --                  --               (1.46)              19.77               (6.88)%
   March 31, 2003                         --                  --               (5.17)              21.23              (19.53)%
   March 31, 2002+++                      --                  --                 .81               26.40                3.17%

JUNO FUND ADVISOR CLASS
   MARCH 31, 2006                         --                  --                 .64               19.43                3.41%
   March 31, 2005                         --                  --                (.92)              18.79               (4.67)%
   March 31, 2004*                        --                  --               (2.70)              19.71              (12.05)%

JUNO FUND A-CLASS
   MARCH 31, 2006                         --                  --                 .68               19.52                3.61%
   March 31, 2005                         --                  --                (.87)              18.84               (4.41)%
   March 31, 2004*                        --                  --                  --               19.71                0.00%

JUNO FUND C-CLASS
   MARCH 31, 2006                         --                  --                 .53               18.78                2.90%
   March 31, 2005                         --                  --                (.99)              18.25               (5.15)%
   March 31, 2004                         --                  --               (1.64)              19.24               (7.85)%
   March 31, 2003                         --                  --               (5.28)              20.88              (20.13)%
   March 31, 2002+++                      --                  --                 .57               26.16                2.23%

LARGE-CAP EUROPE FUND A-CLASS
   MARCH 31, 2006                       (.32)               (.32)               2.92               20.06               19.10%
   March 31, 2005                       (.01)               (.48)               2.16               17.14               17.56%
   March 31, 2004*                        --                  --                  --               14.98                0.00%

LARGE-CAP EUROPE FUND C-CLASS
   MARCH 31, 2006                       (.32)               (.32)               2.68               19.25               18.30%
   March 31, 2005                       (.01)               (.48)               1.95               16.57               16.55%
   March 31, 2004                       (.71)               (.71)               4.88               14.62               57.29%
   March 31, 2003                         --                  --               (5.48)               9.74              (36.01)%
   March 31, 2002*                        --                  --               (3.87)              15.22              (20.27)%

LARGE-CAP EUROPE FUND H-CLASS
   MARCH 31, 2006                       (.32)               (.32)               2.93               20.06               19.17%
   March 31, 2005                       (.01)               (.48)               2.15               17.13               17.49%
   March 31, 2004                       (.71)               (.71)               5.10               14.98               58.72%
   March 31, 2003                         --                  --               (5.42)               9.88              (35.42)%
   March 31, 2002                         --                  --               (2.42)              15.30              (13.66)%

                                                              RATIOS TO
                                                         AVERAGE NET ASSETS:
                                 ------------------------------------------------------------------                  NET ASSETS,
                                                                                               NET                     END OF
                                                                                           INVESTMENT    PORTFOLIO     PERIOD
                                        GROSS                NET         OPERATING           INCOME       TURNOVER     (000'S
                                      EXPENSES            EXPENSES       EXPENSES@           (LOSS)        RATE***    OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND C-CLASS
   MARCH 31, 2006                       1.93%             1.93%            1.93%               2.69%       1,451%     $    7,293
   March 31, 2005                       1.92%             1.92%            1.92%               2.86%         737%         11,005
   March 31, 2004                       1.96%             1.96%            1.96%               2.85%       1,143%          3,828
   March 31, 2003                       1.95%             1.95%            1.95%               2.86%       2,404%          2,163
   March 31, 2002*                      1.79%**           1.79%**          1.79%**             3.53%**       860%            209

JUNO FUND INVESTOR CLASS
   MARCH 31, 2006                       4.66%++           4.66%++          1.33%++            (0.40)%        179%        768,588
   March 31, 2005                       5.11%++           5.11%++          1.32%++            (0.40)%        101%      1,472,040
   March 31, 2004                       5.57%++^          5.57%++^         1.38%++            (0.45)%        187%        898,294
   March 31, 2003                       5.65%++^#         5.65%++^#        1.41%++            (0.45)%         --         128,958
   March 31, 2002+++                    1.41%++           1.41%++          1.41%++             1.12%          --          32,293

JUNO FUND ADVISOR CLASS
   MARCH 31, 2006                       5.16%++           5.16%++          1.83%++            (0.90)%        179%         99,546
   March 31, 2005                       5.61%++           5.61%++          1.82%++            (0.90)%        101%        232,541
   March 31, 2004*                      6.05%**++^        6.05%**++^       1.86%**++          (0.93)%**      187%         52,298

JUNO FUND A-CLASS
   MARCH 31, 2006                       4.91%++           4.91%++          1.58%++            (0.65)%        179%        124,679
   March 31, 2005                       5.35%++           5.35%++          1.56%++            (0.64)%        101%        177,178
   March 31, 2004*                      0.00%**++##       0.00%**++##      0.00%**++##         0.00%**       187%          5,057

JUNO FUND C-CLASS
   MARCH 31, 2006                       5.66%++           5.66%++          2.33%++            (1.40)%        179%        533,862
   March 31, 2005                       6.11%++           6.11%++          2.32%++            (1.40)%        101%        893,249
   March 31, 2004                       6.57%++^          6.57%++^         2.38%++            (1.45)%        187%        489,918
   March 31, 2003                       6.64%++^#         6.64%++^#        2.40%++            (1.64)%         --          60,969
   March 31, 2002+++                    2.47%++           2.47%++          2.47%++             0.55%          --             877

LARGE-CAP EUROPE FUND A-CLASS
   MARCH 31, 2006                       1.67%             1.66%            1.66%               1.02%         454%          1,378
   March 31, 2005                       1.62%             1.62%            1.62%               0.29%          --             180
   March 31, 2004*                      0.00%**##         0.00%**##        0.00%**##           0.00%**        --               1

LARGE-CAP EUROPE FUND C-CLASS
   MARCH 31, 2006                       2.42%             2.41%            2.41%               0.59%         454%          8,703
   March 31, 2005                       2.37%             2.37%            2.37%              (0.57)%         --           5,717
   March 31, 2004                       2.47%             2.47%            2.47%              (8.31)%         --           1,999
   March 31, 2003                       2.45%             2.45%            2.45%              (0.96)%         --           1,957
   March 31, 2002*                      2.69%**           2.69%**          2.69%**            (0.82)%**       --             116

LARGE-CAP EUROPE FUND H-CLASS
   MARCH 31, 2006                       1.64%             1.63%            1.63%               1.21%         454%         46,066
   March 31, 2005                       1.61%             1.61%            1.61%               0.28%          --          62,957
   March 31, 2004                       1.73%             1.73%            1.73%             (11.25)%         --          35,914
   March 31, 2003                       1.68%             1.68%            1.68%              (0.13)%         --           4,698
   March 31, 2002                       1.76%             1.76%            1.76%               1.18%          --           9,697

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--U.S. GOVERNMENT BOND FUND C-CLASS; MAY 10, 2001--LARGE CAP EUROPE FUND C-CLASS; AUGUST 1, 2003--JUNO FUND ADVISOR CLASS; MARCH 31, 2004--JUNO FUND A-CLASS AND LARGE-CAP EUROPE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ JUNO FUND--PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

 ## EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  #   UNAUDITED

  ^ THE JUNO FUND HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE JUNO FUND'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

  @   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.


104 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND A-CLASS
   MARCH 31, 2006                $     29.20         $       .74         $     10.67         $     11.41         $        --
   March 31, 2005                      34.60                 .05               (3.96)              (3.91)               (.56)
   March 31, 2004*                     34.60                  --                  --                  --                  --

LARGE-CAP JAPAN FUND C-CLASS
   MARCH 31, 2006                      28.61                 .12               10.74               10.86                  --
   March 31, 2005                      34.18                (.25)              (3.83)              (4.08)               (.56)
   March 31, 2004                      18.96                (.80)              16.26               15.46                  --
   March 31, 2003++                    27.24                (.18)              (8.10)              (8.28)                 --
   March 31, 2002*++                   25.65                (.03)               1.62                1.59                  --

LARGE-CAP JAPAN FUND H-CLASS
   MARCH 31, 2006                      29.22                 .76               10.66               11.42                  --
   March 31, 2005                      34.60                (.05)              (3.84)              (3.89)               (.56)
   March 31, 2004                      19.05                (.40)              16.19               15.79                  --
   March 31, 2003++                    27.27                (.03)              (8.19)              (8.22)                 --
   March 31, 2002++                    39.12                 .48              (12.33)             (11.85)                 --

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2006                      28.22                (.03)               5.71                5.68                  --
   March 31, 2005*                     25.28                (.06)               3.13                3.07                  --

SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2006                      28.01                (.18)               5.52                5.34                  --
   March 31, 2005                      25.59                (.24)               2.79                2.55                  --
   March 31, 2004*                     25.00                (.05)                .64                 .59                  --

SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2006                      28.24                 .06                5.58                5.64                  --
   March 31, 2005                      25.62                (.01)               2.76                2.75                  --
   March 31, 2004*                     25.00                (.01)                .63                 .62                  --

MID-CAP VALUE A-CLASS
   MARCH 31, 2006                      27.49                 .06                4.47                4.53                 (--)@
   March 31, 2005*                     24.58                 .11                2.91                3.02                 (--)@@

MID-CAP VALUE C-CLASS
   MARCH 31, 2006                      27.29                (.10)               4.34                4.24                 (--)@
   March 31, 2005                      25.11                (.07)               2.36                2.29                 (--)@@
   March 31, 2004*                     25.00                (.02)                .13                 .11                  --

MID-CAP VALUE H-CLASS
   MARCH 31, 2006                      27.49                 .07                4.45                4.52                 (--)@
   March 31, 2005                      25.13                 .21                2.26                2.47                 (--)@@
   March 31, 2004*                     25.00                 .01                 .12                 .13                  --

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2006                      26.56                 .19                2.77                2.96                  --
   March 31, 2005*                     24.68                 .12                1.81                1.93                 (--)@@

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND A-CLASS
   MARCH 31, 2006                $        --         $        --         $     11.41         $     40.61               39.08%
   March 31, 2005                       (.93)              (1.49)              (5.40)              29.20              (11.31)%
   March 31, 2004*                        --                  --                  --               34.60                0.00%

LARGE-CAP JAPAN FUND C-CLASS
   MARCH 31, 2006                         --                  --               10.86               39.47               37.96%
   March 31, 2005                       (.93)              (1.49)              (5.57)              28.61              (11.96)%
   March 31, 2004                       (.24)               (.24)              15.22               34.18               81.72%
   March 31, 2003++                       --                  --               (8.28)              18.96              (30.40)%
   March 31, 2002*++                      --                  --                1.59               27.24                6.20%

LARGE-CAP JAPAN FUND H-CLASS
   MARCH 31, 2006                         --                  --               11.42               40.64               39.08%
   March 31, 2005                       (.93)              (1.49)              (5.38)              29.22              (11.25)%
   March 31, 2004                       (.24)               (.24)              15.55               34.60               83.07%
   March 31, 2003++                       --                  --               (8.22)              19.05              (30.14)%
   March 31, 2002++                       --                  --              (11.85)              27.27              (30.29)%

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2006                       (.50)               (.50)               5.18               33.40               20.35%
   March 31, 2005*                      (.13)               (.13)               2.94               28.22               12.14%

SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2006                       (.50)               (.50)               4.84               32.85               19.29%
   March 31, 2005                       (.13)               (.13)               2.42               28.01                9.96%
   March 31, 2004*                        --                  --                 .59               25.59                2.36%

SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2006                       (.50)               (.50)               5.14               33.38               20.20%
   March 31, 2005                       (.13)               (.13)               2.62               28.24               10.73%
   March 31, 2004*                        --                  --                 .62               25.62                2.48%

MID-CAP VALUE A-CLASS
   MARCH 31, 2006                       (.19)               (.19)               4.34               31.83               16.51%
   March 31, 2005*                      (.11)               (.11)               2.91               27.49               12.29%

MID-CAP VALUE C-CLASS
   MARCH 31, 2006                       (.19)               (.19)               4.05               31.34               15.57%
   March 31, 2005                       (.11)               (.11)               2.18               27.29                9.12%
   March 31, 2004*                        --                  --                 .11               25.11                0.44%

MID-CAP VALUE H-CLASS
   MARCH 31, 2006                       (.19)               (.19)               4.33               31.82               16.47%
   March 31, 2005                       (.11)               (.11)               2.36               27.49                9.83%
   March 31, 2004*                        --                  --                 .13               25.13                0.52%

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2006                       (.40)               (.40)               2.56               29.12               11.20%
   March 31, 2005*                      (.05)               (.05)               1.88               26.56                7.82%

                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:
                                      -------------------------------------------------
                                                                                                                   NET ASSETS,
                                                                                 NET                                 END OF
                                                                             INVESTMENT           PORTFOLIO          PERIOD
                                        GROSS                NET               INCOME             TURNOVER           (000'S
                                      EXPENSES            EXPENSES             (LOSS)              RATE***          OMITTED)
------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND A-CLASS
   MARCH 31, 2006                       1.67%               1.66%               2.20%                 --         $     3,432
   March 31, 2005                       1.62%               1.62%               0.15%                 --                 280
   March 31, 2004*                      0.00%**##           0.00%**##           0.00%**               --                  55

LARGE-CAP JAPAN FUND C-CLASS
   MARCH 31, 2006                       2.43%               2.42%               1.49%                 --              13,082
   March 31, 2005                       2.38%               2.38%              (0.83)%                --               3,381
   March 31, 2004                       2.42%               2.42%              (2.85)%                --               5,572
   March 31, 2003++                     2.36%               2.36%              (0.68)%                --                   9
   March 31, 2002*++                    2.20%**             2.20%**            (0.72)%**              --                  12

LARGE-CAP JAPAN FUND H-CLASS
   MARCH 31, 2006                       1.67%               1.66%               2.19%                 --             111,896
   March 31, 2005                       1.63%               1.63%              (0.17)%                --              34,972
   March 31, 2004                       1.66%               1.66%               1.46%                 --             177,760
   March 31, 2003++                     1.69%               1.69%              (0.06)%                --               2,683
   March 31, 2002++                     1.84%               1.84%               1.44%                 --              23,873

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2006                       1.46%               1.46%              (0.11)%               806%                335
   March 31, 2005*                      1.43%**             1.43%**            (0.37)%**             744%                714

SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2006                       2.27%               2.27%              (0.60)%               806%             18,779
   March 31, 2005                       2.21%               2.21%              (0.89)%               744%             12,119
   March 31, 2004*                      2.11%**             2.11%**            (1.68)%**             177%              2,207

SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2006                       1.50%               1.50%               0.19%                806%            102,448
   March 31, 2005                       1.47%               1.47%              (0.04)%               744%             75,748
   March 31, 2004*                      1.41%**             1.41%**            (0.21)%**             177%             19,900

MID-CAP VALUE A-CLASS
   MARCH 31, 2006                       1.48%               1.48%               0.21%                558%              1,480
   March 31, 2005*                      1.42%**             1.42%**             0.69%**              731%                312

MID-CAP VALUE C-CLASS
   MARCH 31, 2006                       2.25%               2.25%              (0.35)%               558%              7,270
   March 31, 2005                       2.21%               2.21%              (0.28)%               731%              8,831
   March 31, 2004*                      2.11%**             2.11%**            (0.50)%**             172%                710

MID-CAP VALUE H-CLASS
   MARCH 31, 2006                       1.48%               1.48%               0.25%                558%             31,340
   March 31, 2005                       1.46%               1.46%               0.77%                731%            115,660
   March 31, 2004*                      1.41%**             1.41%**             0.19%**              172%             18,064

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2006                       1.47%               1.47%               0.70%              1,054%                713
   March 31, 2005*                      1.43%**             1.43%**             0.77%**              747%                211

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 1, 2002--LARGE-CAP JAPAN FUND C-CLASS; FEBRUARY 20, 2004--SMALL-CAP VALUE FUND C-CLASS, SMALL-CAP VALUE FUND H-CLASS, MID-CAP VALUE FUND C-CLASS AND MID-CAP VALUE FUND H-CLASS; MARCH 31, 2004--LARGE-CAP JAPAN FUND A-CLASS; SEPTEMBER 1, 2004--SMALL-CAP VALUE FUND A-CLASS, MID-CAP VALUE FUND A-CLASS AND LARGE-CAP VALUE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ LARGE-CAP JAPAN FUND--PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

 ## EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @ LESS THAN $.01 PER SHARE: MID-CAP VALUE FUND A-CLASS, C-CLASS & H-CLASS ACTUAL AMOUNT=$.0040.

 @@ LESS THAN $.01 PER SHARE: MID-CAP VALUE FUND A-CLASS, C-CLASS & H-CLASS ACTUAL AMOUNT=$.0007; LARGE-CAP VALUE FUND A-CLASS ACTUAL AMOUNT= $.0001.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 105

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2006                $     26.38         $       .04         $      2.65         $      2.69         $        --
   March 31, 2005                      24.85                 .01                1.57                1.58                 (--)@
   March 31, 2004*                     25.00                (.02)               (.13)               (.15)                 --

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2006                      26.56                 .23                2.73                2.96                  --
   March 31, 2005                      24.87                 .16                1.58                1.74                 (--)@
   March 31, 2004*                     25.00                 .01                (.14)               (.13)                 --

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                      27.96                (.18)               5.27                5.09                  --
   March 31, 2005*                     24.43                (.12)               3.90                3.78                  --

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                      27.78                (.47)               5.31                4.84                  --
   March 31, 2005                      25.33                (.44)               3.14                2.70                  --
   March 31, 2004*                     25.00                (.04)                .37                 .33                  --

SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                      27.97                (.22)               5.32                5.10                  --
   March 31, 2005                      25.34                (.23)               3.11                2.88                  --
   March 31, 2004*                     25.00                (.02)                .36                 .34                  --

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                      26.85                (.17)               5.39                5.22                  --
   March 31, 2005*                     23.91                (.09)               3.04                2.95                  --

MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                      26.66                (.42)               5.36                4.94                  --
   March 31, 2005                      25.15                (.37)               1.89                1.52                  --
   March 31, 2004*                     25.00                (.05)                .20                 .15                  --

MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                      26.86                (.19)               5.41                5.22                  --
   March 31, 2005                      25.17                (.17)               1.87                1.70                  --
   March 31, 2004*                     25.00                (.02)                .19                 .17                  --

LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                      24.48                (.07)               1.72                1.65                  --
   March 31, 2005*                     23.44                 .09                 .95                1.04                  --

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                      24.30                (.26)               1.72                1.46                  --
   March 31, 2005                      24.18                (.01)                .13                 .12                  --
   March 31, 2004*                     25.00                (.05)               (.77)               (.82)                 --

LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                      24.49                (.05)               1.69                1.64                  --
   March 31, 2005                      24.18                 .37                (.06)                .31                  --
   March 31, 2004*                     25.00                  --                (.82)               (.82)                 --

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2006                $      (.40)        $      (.40)        $      2.29         $     28.67               10.25%
   March 31, 2005                       (.05)               (.05)               1.53               26.38                6.35%
   March 31, 2004*                        --                  --                (.15)              24.85               (0.60)%

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2006                       (.40)               (.40)               2.56               29.12               11.20%
   March 31, 2005                       (.05)               (.05)               1.69               26.56                6.99%
   March 31, 2004*                        --                  --                (.13)              24.87               (0.52)%

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                       (.80)               (.80)               4.29               32.25               18.41%
   March 31, 2005*                      (.25)               (.25)               3.53               27.96               15.49%

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                       (.80)               (.80)               4.04               31.82               17.63%
   March 31, 2005                       (.25)               (.25)               2.45               27.78               10.68%
   March 31, 2004*                        --                  --                 .33               25.33                1.32%

SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                       (.80)               (.80)               4.30               32.27               18.44%
   March 31, 2005                       (.25)               (.25)               2.63               27.97               11.38%
   March 31, 2004*                        --                  --                 .34               25.34                1.36%

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                       (.13)               (.13)               5.09               31.94               19.47%
   March 31, 2005*                      (.01)               (.01)               2.94               26.85               12.33%

MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                       (.13)               (.13)               4.81               31.47               18.55%
   March 31, 2005                       (.01)               (.01)               1.51               26.66                6.04%
   March 31, 2004*                        --                  --                 .15               25.15                0.60%

MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                       (.13)               (.13)               5.09               31.95               19.46%
   March 31, 2005                       (.01)               (.01)               1.69               26.86                6.75%
   March 31, 2004*                        --                  --                 .17               25.17                0.68%

LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                       (.02)               (.02)               1.63               26.11                6.76%
   March 31, 2005*                       (--)@               (--)@              1.04               24.48                4.45%

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                       (.02)               (.02)               1.44               25.74                6.03%
   March 31, 2005                        (--)@               (--)@               .12               24.30                0.51%
   March 31, 2004*                        --                  --                (.82)              24.18               (3.28)%

LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                       (.02)               (.02)               1.62               26.11                6.71%
   March 31, 2005                        (--)@               (--)@               .31               24.49                1.30%
   March 31, 2004*                        --                  --                (.82)              24.18               (3.28)%

                                              RATIOS TO
                                         AVERAGE NET ASSETS:
                                      --------------------------
                                                                                             NET ASSETS,
                                                             NET                                END OF
                                                         INVESTMENT           PORTFOLIO         PERIOD
                                       TOTAL               INCOME             TURNOVER          (000'S
                                      EXPENSES             (LOSS)              RATE***       OMITTED)
-----------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2006                       2.26%               0.14%              1,054%        $     4,344
   March 31, 2005                       2.20%               0.03%                747%              4,636
   March 31, 2004*                      2.10%**            (0.53)%**             202%              2,612

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2006                       1.49%               0.82%              1,054%             56,005
   March 31, 2005                       1.47%               0.63%                747%             24,974
   March 31, 2004*                      1.41%**             0.34%**              202%              8,094

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                       1.47%              (0.61)%             1,003%                943
   March 31, 2005*                      1.43%**            (0.74)%**             983%                 76

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                       2.27%              (1.57)%             1,003%              5,972
   March 31, 2005                       2.21%              (1.58)%               983%              2,710
   March 31, 2004*                      2.08%**            (1.31)%**             117%              2,505

SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                       1.50%              (0.73)%             1,003%             73,489
   March 31, 2005                       1.46%              (0.84)%               983%             26,145
   March 31, 2004*                      1.41%**            (0.85)%**             117%              2,544

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                       1.48%              (0.60)%               681%              1,530
   March 31, 2005*                      1.46%**            (0.58)%**           1,211%                553

MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                       2.26%              (1.43)%               681%              3,305
   March 31, 2005                       2.21%              (1.43)%             1,211%              2,313
   March 31, 2004*                      2.10%**            (1.50)%**             356%              1,172

MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                       1.50%              (0.63)%               681%             48,888
   March 31, 2005                       1.46%              (0.66)%             1,211%             23,733
   March 31, 2004*                      1.41%**            (0.75)%**             356%                625

LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2006                       1.48%              (0.29)%             1,276%                914
   March 31, 2005*                      1.45%**             0.62%**             2018%                 74

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2006                       2.23%              (1.04)%             1,276%              5,249
   March 31, 2005                       2.20%              (0.06)%             2,018%             19,703
   March 31, 2004*                      2.08%**            (1.25)%**             296%                 --

LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2006                       1.49%              (0.19)%             1,276%             32,258
   March 31, 2005                       1.47%               1.52%              2,018%             11,762
   March 31, 2004*                      1.41%**            (0.16)%**             296%                793

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--LARGE-CAP VALUE FUND C-CLASS AND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS AND H-CLASS, MID-CAP GROWTH FUND C-CLASS AND H-CLASS, AND LARGE-CAP GROWTH FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004--SMALL-CAP GROWTH FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS, AND LARGE-CAP GROWTH FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @ LESS THAN $.01 PER SHARE: LARGE-CAP VALUE FUND C-CLASS AND H-CLASS ACTUAL AMOUNT= $.0001; LARGE-CAP GROWTH FUND A-CLASS, C-CLASS, AND H-CLASS ACTUAL AMOUNT= $.0042


106 | THE RYDEX SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS  (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)+           SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
STRENGTHENING DOLLAR A-CLASS
   MARCH 31, 2006*               $     25.00         $       .50         $      2.37         $      2.87         $      (.13)

STRENGTHENING DOLLAR C-CLASS
   MARCH 31, 2006*                     25.00                 .36                2.33                2.69                (.13)

STRENGTHENING DOLLAR H-CLASS
   MARCH 31, 2006*                     25.00                 .51                2.33                2.84                (.13)

WEAKENING DOLLAR A-CLASS
   MARCH 31, 2006*                     25.00                 .51               (2.67)              (2.16)               (.14)

WEAKENING DOLLAR C-CLASS
   MARCH 31, 2006*                     25.00                 .34               (2.65)              (2.31)               (.14)

WEAKENING DOLLAR H-CLASS
   MARCH 31, 2006*                     25.00                 .49               (2.66)              (2.17)               (.14)

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2006                       1.00                 .03                  --                 .03                (.03)
   March 31, 2005                       1.00                 .01                  --                 .01                (.01)
   March 31, 2004                       1.00                  --@@                --                  --@@               (--)@@
   March 31, 2003                       1.00                 .01                  --                 .01                (.01)
   March 31, 2002                       1.00                 .02                  --                 .02                (.02)

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2006                       1.00                 .02                  --                 .02                (.02)
   March 31, 2005                       1.00                  --@                 --                  --@                (--)@
   March 31, 2004                       1.00                  --@@                --                  --@@               (--)@@
   March 31, 2003                       1.00                  --@@@               --                  --@@@              (--)@@@
   March 31, 2002                       1.00                 .02                  --                 .02                (.02)

U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2006                       1.00                 .03                  --                 .03                (.03)
   March 31, 2005                       1.00                 .01                  --                 .01                (.01)
   March 31, 2004*                      1.00                  --                  --                  --                  --

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2006                       1.00                 .02                  --                 .02                (.02)
   March 31, 2005                       1.00                  --@                 --                  --@                (--)@
   March 31, 2004                       1.00                  --@@                --                  --@@               (--)@@
   March 31, 2003                       1.00                  --@@@               --                  --@@@              (--)@@@
   March 31, 2002                       1.00                 .01                  --                 .01                (.01)

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
STRENGTHENING DOLLAR A-CLASS
   MARCH 31, 2006*               $        --         $      (.13)        $      2.74         $     27.74               11.47%

STRENGTHENING DOLLAR C-CLASS
   MARCH 31, 2006*                        --                (.13)               2.56               27.56               10.75%

STRENGTHENING DOLLAR H-CLASS
   MARCH 31, 2006*                        --                (.13)               2.71               27.71               11.35%

WEAKENING DOLLAR A-CLASS
   MARCH 31, 2006*                        --                (.14)              (2.30)              22.70               (8.65)%

WEAKENING DOLLAR C-CLASS
   MARCH 31, 2006*                        --                (.14)              (2.45)              22.55               (9.25)%

WEAKENING DOLLAR H-CLASS
   MARCH 31, 2006*                        --                (.14)              (2.31)              22.69               (8.69)%

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2006                         --                (.03)                 --                1.00                2.79%
   March 31, 2005                         --                (.01)                 --                1.00                0.82%
   March 31, 2004                         --                 (--)@@               --                1.00                0.18%
   March 31, 2003                         --                (.01)                 --                1.00                0.71%
   March 31, 2002                         --                (.02)                 --                1.00                2.35%

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2006                         --                (.02)                 --                1.00                2.28%
   March 31, 2005                         --                 (--)@                --                1.00                0.43%
   March 31, 2004                         --                 (--)@@               --                1.00                0.01%
   March 31, 2003                         --                 (--)@@@              --                1.00                0.27%
   March 31, 2002                         --                (.02)                 --                1.00                1.84%

U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2006                         --                (.03)                 --                1.00                2.51%
   March 31, 2005                         --                (.01)                 --                1.00                0.59%
   March 31, 2004*                        --                  --                  --                1.00                0.00%

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2006                         --                (.02)                 --                1.00                1.76%
   March 31, 2005                         --                 (--)@                --                1.00                0.19%
   March 31, 2004                         --                 (--)@@               --                1.00                0.01%
   March 31, 2003                         --                 (--)@@@              --                1.00                0.08%
   March 31, 2002                         --                (.01)                 --                1.00                1.35%

                                              RATIOS TO
                                         AVERAGE NET ASSETS:
                                      --------------------------
                                                                                             NET ASSETS,
                                                                                               END OF
                                                            NET               PORTFOLIO        PERIOD
                                        TOTAL            INVESTMENT           TURNOVER         (000'S
                                      EXPENSES            EXPENSES             RATE***         OMITTED)
---------------------------------------------------------------------------------------------------------
STRENGTHENING DOLLAR A-CLASS
   MARCH 31, 2006*                      1.68%**             2.17%**               --         $        91

STRENGTHENING DOLLAR C-CLASS
   MARCH 31, 2006*                      2.41%**             1.51%**               --                 769

STRENGTHENING DOLLAR H-CLASS
   MARCH 31, 2006*                      1.66%**             2.19%**               --               7,270

WEAKENING DOLLAR A-CLASS
   MARCH 31, 2006*                      1.70%**             2.66%**               --               2,989

WEAKENING DOLLAR C-CLASS
   MARCH 31, 2006*                      2.46%**             1.79%**               --               3,916

WEAKENING DOLLAR H-CLASS
   MARCH 31, 2006*                      1.68%**             2.53%**               --              51,710

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2006                       0.88%               2.74%                 --             975,088
   March 31, 2005                       0.87%               0.81%                 --           1,196,009
   March 31, 2004                       0.90%               0.18%                 --           1,057,062
   March 31, 2003                       0.92%               0.71%                 --           1,218,676
   March 31, 2002                       0.85%               2.23%                 --             979,433

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2006                       1.39%               2.21%                 --             151,828
   March 31, 2005                       1.25%               0.39%                 --             245,890
   March 31, 2004                       1.08%               0.01%                 --             249,599
   March 31, 2003                       1.37%               0.32%                 --             187,513
   March 31, 2002                       1.32%               1.87%                 --             371,356

U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2006                       1.15%               2.66%                 --              14,324
   March 31, 2005                       1.10%               0.93%                 --               7,335
   March 31, 2004*                      0.00%**##           0.00%**               --                   1

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2006                       1.89%               1.72%                 --             131,045
   March 31, 2005                       1.51%               0.19%                 --             155,668
   March 31, 2004                       1.08%               0.01%                 --             131,704
   March 31, 2003                       1.50%               0.06%                 --             201,745
   March 31, 2002                       1.80%               1.13%                 --              47,920

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004--U.S. GOVERNMENT MONEY MARKET FUND A-CLASS; MAY 25, 2005--WEAKENING DOLLAR FUND A-CLASS, WEAKENING DOLLAR FUND C-CLASS AND WEAKENING DOLLAR FUND H-CLASS, STRENGTHENING DOLLAR FUND A-CLASS, STRENGTHENING DOLLAR FUND C-CLASS AND STRENGTHENING DOLLAR FUND H-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ## EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @ LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00433; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00185 .

 @@ LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS ACTUAL AMOUNT= $.0019; U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00005; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00006 .

@@@ LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.003; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.0006 .


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 107

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which is the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


108 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 109

STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2006
--------------------------------------------------------------------------------

                                                                         NOVA              URSA            ARKTOS              JUNO
                                                                       MASTER            MASTER            MASTER            MASTER
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                     $   310,554,880   $   418,358,367   $   174,150,808   $ 2,620,696,285
Segregated Cash with Broker                                         2,995,650         4,589,550         3,630,000         6,210,379
Receivable for Equity Index Swap Settlement (Note 1)                   77,970                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                       --           254,975            84,700           217,100
Receivable for Securities Sold (Note 1)                                28,831                --                --                --
Receivable for Fund Shares Purchased                                1,757,298         2,075,510                --                --
Investment Income Receivable (Note 1)                                 291,484            43,527            62,922           617,158
Other Assets                                                            3,194                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                  315,709,307       425,321,929       177,928,430     2,627,740,922
===================================================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                              --                --                --     1,072,521,450
Payable to cover Short Sale                                                --                --                --         6,944,437
Payable for Equity Index Swap Settlement (Note 1)                          --         1,672,206         3,080,184                --
Payable for Futures Contracts Settlement (Note 1)                     166,290                --                --                --
Payable upon Return of Securities Loaned (Note 9)                  53,567,952                --                --                --
Payable for Securities Purchased (Note 1)                           1,485,976                --                --                --
Liability for Fund Shares Redeemed                                         --                --         4,912,651        13,194,761
Investment Advisory Fees Payable (Note 4)                             178,425           340,534           143,266         1,248,031
Custody Fees Payable                                                    5,710             9,081             3,837            33,281
Interest Payable                                                           --                --                --         6,720,559
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                              55,404,353         2,021,821         8,139,938     1,100,662,519
===================================================================================================================================
NET ASSETS                                                    $   260,304,954   $   423,300,108   $   169,788,492   $ 1,527,078,403
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                               $   412,793,148   $   898,010,416   $   340,461,373   $ 1,733,896,893
Undistributed Net Investment Income                                        --                --                --                --
Accumulated Net Realized Loss on Investments,
    Equity Index Swaps, and Futures Contracts                    (191,657,435)     (472,807,271)     (166,882,047)     (285,211,272)
Net Unrealized Appreciation (Depreciation) on
    Investments, Equity Index Swaps, and Futures Contracts         39,169,241        (1,903,037)       (3,790,834)       78,392,782
===================================================================================================================================
NET ASSETS                                                    $   260,304,954   $   423,300,108   $   169,788,492   $ 1,527,078,403
===================================================================================================================================

SHARES OUTSTANDING                                                  4,927,393         7,910,246         3,224,680        43,577,799
NET ASSET VALUES                                              $         52.83   $         53.51   $         52.65   $         35.04

 * THE COST OF SECURITIES AT VALUE IS $272,171,304, $418,358,367, $174,150,808, AND $2,620,772,227, RESPECTIVELY.

** THE PROCEEDS OF SHORT SALES AT MARKET VALUE ARE $0, $0, $0, AND $1,125,739,759, RESPECTIVELY.


110 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                               Year Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                         NOVA              URSA            ARKTOS              JUNO
                                                                       MASTER            MASTER            MASTER            MASTER
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $     1,971,291   $    16,504,774   $     7,183,981   $   110,444,863
Interest from Securities Lending, net (Note 9)                         37,693                --                --                --
Dividends (Note 1)                                                  4,379,018                --                --                --
Other Income                                                           55,946                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                     6,443,948        16,504,774         7,183,981       110,444,863
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                   2,226,492         4,075,474         1,804,546        18,373,376
Interest Expense                                                           --                --                --        67,701,986
Custody Fees                                                           68,638           103,996            46,078           473,715
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                   2,295,130         4,179,470         1,850,624        86,549,077
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                               4,148,818        12,325,304         5,333,357        23,895,786
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              15,927,795                --                --          (556,395)
Equity Index Swaps                                                  4,442,713       (18,451,112)      (14,965,908)               --
Futures Contracts                                                   7,052,960       (12,700,988)       (7,738,217)       (7,219,714)
Securities Sold Short                                                      --                --                --       (54,353,562)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                  27,423,468       (31,152,100)      (22,704,125)      (62,129,671)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:

Investment Securities                                               5,466,940                --                --           (41,003)
Equity Index Swaps                                                     77,970        (5,763,828)       (5,344,763)               --
Futures Contracts                                                   4,005,238        (4,640,919)       (1,853,651)       15,530,495
Securities Sold Short                                                      --                --                --        43,987,105
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                9,550,148       (10,404,747)       (7,198,414)       59,476,597
-----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                     36,973,616       (41,556,847)      (29,902,539)       (2,653,074)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $    41,122,434   $   (29,231,543)  $   (24,569,182)  $    21,242,712
===================================================================================================================================


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 111

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         NOVA MASTER                         URSA MASTER
                                                                          PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR              YEAR              YEAR              YEAR
                                                                        ENDED             ENDED             ENDED             ENDED
                                                                     MARCH 31,        MARCH 31,         MARCH 31,         MARCH 31,
                                                                         2006              2005              2006              2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                  $     4,148,818   $     4,285,546   $    12,325,304   $     3,328,476
Net Realized Gain (Loss) on Investments                            27,423,468        22,126,081       (31,152,100)      (58,061,705)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                    9,550,148        (6,718,371)      (10,404,747)       14,021,626
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                                 41,122,434        19,693,256       (29,231,543)      (40,711,603)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                                   --              (852)               --                --
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                    530,645,270       920,744,587       474,543,851       912,482,213
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                   --               852                --                --
COST OF SHARES REDEEMED                                          (607,131,473)     (911,016,929)     (440,278,711)     (897,785,236)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                        (76,486,203)        9,728,510        34,265,140        14,696,977
===================================================================================================================================
Net Increase (Decrease) in Net Assets                             (35,363,769)       29,420,914         5,033,597       (26,014,626)
NET ASSETS--BEGINNING OF YEAR                                     295,668,723       266,247,809       418,266,511       444,281,137
===================================================================================================================================
NET ASSETS--END OF YEAR                                       $   260,304,954   $   295,668,723   $   423,300,108   $   418,266,511
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                           $            --   $     4,285,546   $            --   $            --
===================================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                                10,948,780        21,299,256         8,493,346        15,339,086
   Shares Purchased Through Reinvestment                                   --                19                --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Purchased                                                 10,948,780        21,299,275         8,493,346        15,339,086
   Shares Redeemed                                                (12,469,160)      (21,129,327)       (7,976,667)      (15,419,385)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                                 (1,520,380)          169,948           516,679           (80,299)
===================================================================================================================================


112 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                        ARKTOS MASTER                        JUNO MASTER
                                                                          PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR              YEAR              YEAR              YEAR
                                                                        ENDED             ENDED             ENDED             ENDED
                                                                    MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                                         2006              2005              2006              2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                  $     5,333,357   $     1,505,576   $    23,895,786   $   (51,436,221)
Net Realized Gain (Loss) on Investments                           (22,704,125)      (34,029,651)      (62,129,671)     (163,140,429)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                   (7,198,414)        8,522,922        59,476,597        16,042,432
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                                (24,569,182)      (24,001,153)       21,242,712      (198,534,218)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                                   --                --                --                --
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                    373,733,950       587,882,270       325,637,967     2,584,286,537
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                   --                --                --                --
COST OF SHARES REDEEMED                                          (416,124,510)     (589,489,042)   (1,595,394,561)   (1,056,001,980)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                        (42,390,560)       (1,606,772)   (1,269,756,594)    1,528,284,557
===================================================================================================================================
Net Increase (Decrease) in Net Assets                             (66,959,742)      (25,607,925)   (1,248,513,882)    1,329,750,339
NET ASSETS--BEGINNING OF YEAR                                     236,748,234       262,356,159     2,775,592,285     1,445,841,946
===================================================================================================================================
NET ASSETS--END OF YEAR                                       $   169,788,492   $   236,748,234   $ 1,527,078,403   $ 2,775,592,285
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                           $            --   $            --   $            --   $            --
===================================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                                 6,714,992         9,816,871        10,007,468        71,015,584
   Shares Purchased Through Reinvestment                                   --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Purchased                                                  6,714,992         9,816,871        10,007,468        71,015,584
   Shares Redeemed                                                 (7,563,245)      (10,077,144)      (49,063,279)      (29,804,719)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                                   (848,253)         (260,273)      (39,055,811)       41,210,865
===================================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 113

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                 NET
                                                                                              INCREASE
                                                                             NET             (DECREASE)
                                                                          REALIZED             IN NET
                                                                             AND                ASSET
                                  NET ASSET              NET             UNREALIZED             VALUE           DISTRIBUTIONS
                                   VALUE,            INVESTMENT             GAINS             RESULTING           FROM NET
                                  BEGINNING            INCOME            (LOSSES) ON            FROM             INVESTMENT
                                  OF PERIOD            (LOSS)            SECURITIES          OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   MARCH 31, 2006                $     45.86         $      1.05         $      5.92         $      6.97         $        --
   March 31, 2005                      42.41                 .66                2.79                3.45                 (--)@
   March 31, 2004                      27.42                 .32               14.99               15.31                (.32)
   March 31, 2003                      45.36                 .31              (17.94)             (17.63)               (.31)
   March 31, 2002 *                    50.00                 .34               (4.62)              (4.28)               (.36)

URSA MASTER PORTFOLIO
   MARCH 31, 2006                      56.57                1.56               (4.62)              (3.06)                 --
   March 31, 2005                      59.44                 .45               (3.32)              (2.87)                 --
   March 31, 2004                      81.01                 .06              (21.59)             (21.53)               (.04)
   March 31, 2003                      64.57                 .46               16.44               16.90                (.46)
   March 31, 2002                      65.19                1.22                (.35)                .87               (1.49)

ARKTOS MASTER PORTFOLIO
   MARCH 31, 2006                      58.13                1.65               (7.13)              (5.48)                 --
   March 31, 2005                      60.55                 .37               (2.79)              (2.42)                 --
   March 31, 2004                      88.73               (1.93)             (26.25)             (28.18)
   March 31, 2003                      85.18                6.71               16.02               22.73              (19.18)
   March 31, 2002                      96.47                1.37               (8.93)              (7.56)              (3.73)

JUNO MASTER PORTFOLIO
   MARCH 31, 2006                      33.59                 .55                 .90                1.45                  --
   March 31, 2005                      34.90                (.62)               (.69)              (1.31)                 --
   March 31, 2004                      37.35                (.61)              (1.84)              (2.45)                 --
   March 31, 2003                      46.25                (.41)              (8.49)              (8.90)
   March 31, 2002                      45.39                 .69                1.14                1.83                (.97)

                                DISTRIBUTIONS
                                  FROM NET                              NET INCREASE          NET ASSET
                                  REALIZED                              (DECREASE) IN          VALUE,               TOTAL
                                   CAPITAL              TOTAL             NET ASSET            END OF            INVESTMENT
                                    GAINS           DISTRIBUTIONS           VALUE              PERIOD              RETURN
-------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   MARCH 31, 2006                $        --         $        --         $      6.97         $     52.83               15.20%
   March 31, 2005                         --                 (--)@              3.45               45.86                8.14%
   March 31, 2004                         --                (.32)              14.99               42.41               55.84%
   March 31, 2003                         --                (.31)             (17.94)              27.42              (38.94)%
   March 31, 2002 *                       --                (.36)              (4.64)              45.36               (8.54)%

URSA MASTER PORTFOLIO
   MARCH 31, 2006                         --                  --               (3.06)              53.51               (5.41)%
   March 31, 2005                         --                  --               (2.87)              56.57               (4.83)%
   March 31, 2004                         --                (.04)             (21.57)              59.44              (26.58)%
   March 31, 2003                         --                (.46)              16.44               81.01               26.21%
   March 31, 2002                         --               (1.49)               (.62)              64.57                1.37%

ARKTOS MASTER PORTFOLIO
   MARCH 31, 2006                         --                  --               (5.48)              52.65               (9.43)%
   March 31, 2005                         --                  --               (2.42)              58.13               (4.00)%
   March 31, 2004                         --                  --              (28.18)              60.55               31.76%
   March 31, 2003                         --              (19.18)               3.55               88.73               20.95%
   March 31, 2002                         --               (3.73)             (11.29)              85.18               (8.03)%

JUNO MASTER PORTFOLIO
   MARCH 31, 2006                         --                  --                1.45               35.04                4.32%
   March 31, 2005                         --                  --               (1.31)              33.59               (3.75)%
   March 31, 2004                         --                  --               (2.45)              34.90               (6.56)%
   March 31, 2003                         --                  --               (8.90)              37.35              (19.24)%
   March 31, 2002                         --                (.97)                .86               46.25                4.12%

                                                                RATIOS TO
                                                           AVERAGE NET ASSETS:
                                  -------------------------------------------------------------------                  NET ASSETS,
                                                                                               NET                        END OF
                                                                                           INVESTMENT     PORTFOLIO       PERIOD
                                    GROSS                NET              OPERATING          INCOME       TURNOVER        (000'S
                                  EXPENSES            EXPENSES            EXPENSES f         (LOSS)        RATE***       OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   MARCH 31, 2006                  0.78%               0.78%               0.78%             1.40%           192%     $   260,305
   March 31, 2005                  0.77%               0.77%               0.77%             1.26%           388%         295,669
   March 31, 2004                  0.78%               0.78%               0.78%             0.81%           540%         266,248
   March 31, 2003                  0.79%               0.79%               0.79%             0.91%           603%         170,793
   March 31, 2002 *                0.86%**             0.86%**             0.86%**           0.69%**         401%         291,992

URSA MASTER PORTFOLIO
   MARCH 31, 2006                  0.93%               0.93%               0.93%             2.74%            --          423,300
   March 31, 2005                  0.92%               0.92%               0.92%             0.71%            --          418,267
   March 31, 2004                  0.93%               0.93%               0.93%             0.09%            --          444,281
   March 31, 2003                  0.94%               0.94%               0.94%             0.52%            --          529,062
   March 31, 2002                  0.94%               0.94%               0.94%             1.90%            --          228,485

ARKTOS MASTER PORTFOLIO
   MARCH 31, 2006                  0.93%               0.93%               0.93%             2.67%            --          169,788
   March 31, 2005                  0.92%               0.92%               0.92%             0.66%            --          236,748
   March 31, 2004                  0.93%               0.93%               0.93%             0.10%            --          262,356
   March 31, 2003                  0.94%               0.94%               0.94%             0.51%            --          149,147
   March 31, 2002                  0.94%               0.94%               0.94%             1.63%            --          115,929

JUNO MASTER PORTFOLIO
   MARCH 31, 2006                  4.26%               4.26%               0.93%             1.18%           179%       1,527,078
   March 31, 2005                  4.71%               4.71%               0.92%            (1.93)%          101%       2,775,592
   March 31, 2004                  5.12%^              5.12%^              0.93%            (3.39)%          187%       1,445,842
   March 31, 2003                  5.18%^#             5.18%#^             0.94%            (2.72)%           --          189,968
   March 31, 2002                  0.93%               0.93%               0.93%             1.61%            --           33,105

  *   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2001-- NOVA MASTER
      PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO AND THE ARKTOS MASTER PORTFOLIO TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

  F   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

  @   LESS THAN $.01 PER SHARE: NOVA MASTER PORTFOLIO = $.00009

  #   UNAUDITED

  ^ THE JUNO MASTER PORTFOLIO HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE JUNO MASTER PORTFOLIO'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.


114 | THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                     SALES CHARGE           SALES CHARGE
                                       AS % OF               AS % OF NET
AMOUNT OF INVESTMENT                OFFERING PRICE         AMOUNT INVESTED
--------------------------------------------------------------------------
Less than $100,000                      4.75%                   4.99%
$100,000 but less than $250,000         3.75%                   3.90%
$250,000 but less than $500,000         2.75%                   2.83%
$500,000 but less than $1,000,000       1.60%                   1.63%
$1,000,000 or greater                   0.00%                   0.00%

At March 31, 2006, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the twenty-four Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds, the Strategic Funds, the Absolute Return Strategies Fund, and the Hedged Equity Fund are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Global Advisors (the "Advisor"), an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 115

--------------------------------------------------------------------------------

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are paid daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. Currently, the Juno Master Portfolio is the only fund practicing the use of short sales.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of


116 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

J. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

M. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

N. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involves, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 117

--------------------------------------------------------------------------------

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3.    MASTER-FEEDER ARRANGEMENT

Currently, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund, "holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio owned by the Nova Fund, the Ursa Fund, the Arktos Fund, and the Juno Fund, respectively, at March 31, 2006, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund, the Strengthening Dollar Fund, and the Weakening Dollar Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal


118 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5.    FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations. Nova Fund, Ursa Fund, Arktos Fund, Medius Fund, Mekros Fund, Large-Cap Europe Fund and Large-Cap Japan Fund incurred corporate, state, and/or excise taxes, including interest and penalties thereon, arising from revised calculations of their distributions of net investment income to shareholders. This amount, which is shown as tax expense on the Statement of Operations, was reimbursed by the Advisor.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period, net operating losses offset with short-term capital gains, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ending March 31, 2006, the following Funds offset net realized gains with capital losses from previous years:

FUND                                                                      AMOUNT
--------------------------------------------------------------------------------
OTC Fund                                                            $ 61,490,109
Medius Fund                                                              917,965
Mekros Fund                                                           25,355,689
U.S. Government Bond Fund                                                762,076
Nova Master Portfolio                                                 28,188,804

In addition, $102,945,587 and $2,486,456 of capital losses carried forward from previous years expired in the Ursa Master Portfolio and Juno Master Portfolio, respectively. These losses are no longer available to offset future net capital gains.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 119

--------------------------------------------------------------------------------

The tax character of distributions paid during April 1, 2005-March 31, 2006, was as follows:

                                         ORDINARY      LONG-TERM           TOTAL
FUND                                       INCOME   CAPITAL GAIN   DISTRIBUTIONS
--------------------------------------------------------------------------------
Nova Fund                            $ 10,302,624   $         --   $  10,302,624
Ursa Fund                               6,603,677             --       6,603,677
OTC Fund                                3,339,817             --       3,339,817
Arktos Fund                             2,659,644             --       2,659,644
Medius Fund                                    --      1,087,792       1,087,792
Inverse Mid-Cap Fund                      182,258             --         182,258
Mekros Fund                                    --             --              --
Inverse Small-Cap Fund                    686,697             --         686,697
U.S. Government Bond Fund               3,859,673             --       3,859,673
Juno Fund                                      --             --              --
Large-Cap Europe Fund                     744,934             --         744,934
Large-Cap Japan Fund                           --             --              --
Small-Cap Value Fund                      848,131         23,099         871,230
Mid-Cap Value Fund                        483,790          6,703         490,493
Large-Cap Value Fund                      721,658          5,190         726,848
Small-Cap Growth Fund                   1,706,356        229,196       1,935,552
Mid-Cap Growth Fund                       580,925         54,631         635,556
Large-Cap Growth Fund                      46,534         25,119          71,653
Strengthening Dollar Fund                  49,189             --          49,189
Weakening Dollar Fund                     184,937             --         184,937
U.S. Government Money Market Fund      37,165,132             --      37,165,132
Nova Master Portfolio                          --             --              --
Ursa Master Portfolio                          --             --              --
Arktos Master Portfolio                        --             --              --
Juno Master Portfolio                          --             --              --

The tax character of distributions paid during April 1, 2004-March 31, 2005, was as follows:

                                         ORDINARY      LONG-TERM           TOTAL
FUND                                       INCOME   CAPITAL GAIN   DISTRIBUTIONS
--------------------------------------------------------------------------------
Nova Fund                            $         --   $         --   $          --
Ursa Fund                                      --             --              --
OTC Fund                                       --             --              --
Arktos Fund                                    --             --              --
Medius Fund                                    --             --              --
Inverse Mid-Cap Fund                           --             --              --
Mekros Fund                                    --      1,366,357       1,366,357
Inverse Small-Cap Fund                         --             --              --
U.S. Government Bond Fund               3,708,280             --       3,708,280
Juno Fund                                      --             --              --
Large-Cap Europe Fund                   3,166,707         16,670       3,183,377
Large-Cap Japan Fund                    1,362,350      1,158,685       2,521,035
Small-Cap Value Fund                      822,977             65         823,042
Mid-Cap Value Fund                        352,305             64         352,369
Large-Cap Value Fund                      126,830            205         127,035
Small-Cap Growth Fund                   1,017,853             --       1,017,853
Mid-Cap Growth Fund                        13,251             --          13,251
Large-Cap Growth Fund                       8,677             --           8,677
U.S. Government Money Market Fund      10,462,879             --      10,462,879
Nova Master Portfolio                         852             --             852
Ursa Master Portfolio                          --             --              --
Arktos Master Portfolio                        --             --              --
Juno Master Portfolio                          --             --              --


120 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at March 31, 2006, was as follows:

                                    UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                         ORDINARY      LONG-TERM     APPRECIATION/   CAPITAL LOSS
FUND                                       INCOME   CAPITAL GAIN    (DEPRECIATION)   CARRYFORWARD
-------------------------------------------------------------------------------------------------
Nova Fund                           $   7,211,676   $          --   $   13,435,337   $         --
Ursa Fund                               2,810,201              --      (18,111,008)            --
OTC Fund                                       --              --      208,930,070    729,745,833 2
Arktos Fund                             1,084,630              --       (3,506,003)            --
Medius Fund                                    --       2,016,817        5,723,979             --
Inverse Mid-Cap Fund                      122,669              --         (169,456)     1,048,955 2
Mekros Fund                                    --       4,525,261       18,005,587             --
Inverse Small-Cap Fund                    419,420              --       (1,935,287)     9,799,370 2
U.S. Government Bond Fund                 183,619              --       (4,734,522)     5,886,498 2
Juno Fund                               7,825,136              --       19,065,326             --
Large-Cap Europe Fund                     642,598              --        3,190,976      1,702,929 1
Large-Cap Japan Fund                   20,057,485       3,307,099        3,974,425             --
Small-Cap Value Fund                           --          23,411        3,294,125             --
Mid-Cap Value Fund                             --         295,555          431,451             --
Large-Cap Value Fund                           --         315,031         (234,847)            --
Small-Cap Growth Fund                          --              --        1,805,548             --
Mid-Cap Growth Fund                     1,038,734         730,451        5,189,147             --
Large-Cap Growth Fund                          --              --         (441,445)            --
Strengthening Dollar Fund                      --              --          123,835             --
Weakening Dollar Fund                     147,503              --        1,895,302         17,900 1
U.S. Government Money Market Fund              --              --               --        468,082 2
Nova Master Portfolio                          --              --       30,451,391    182,939,585 2
Ursa Master Portfolio                          --              --       (1,672,205)   452,197,124 2
Arktos Master Portfolio                        --              --       (3,165,028)   158,503,081 2
Juno Master Portfolio                          --              --       52,190,485    169,421,250 2

ALL AMOUNTS EXPIRE ON MARCH 31ST OF THE YEAR INDICATED.

1     EXPIRES IN 2014

2     OTC FUND: $321,962,534 EXPIRES IN 2010, $302,251,932 EXPIRES IN 2011,
      $60,857,728 EXPIRES IN 2012, AND $44,673,639 EXPIRES IN 2013

      INVERSE MID-CAP FUND: $102,676 EXPIRES IN 2012, $784,220 EXPIRES IN 2013, AND $162,059 EXPIRES IN 2014

      INVERSE SMALL-CAP FUND: $670,630 EXPIRES IN 2012, $4,906,490 EXPIRES IN 2013, AND $4,222,250 EXPIRES IN 2014

      U.S. GOVERNMENT BOND FUND: $2,471,615 EXPIRES IN 2008, $378,399 EXPIRES IN 2010, $1,693,557 EXPIRES IN 2011, AND $1,342,927 EXPIRES IN 2012

      U.S. GOVERNMENT MONEY MARKET FUND: $340,343 EXPIRES IN 2008, $124,003 EXPIRES IN 2009, AND $3,736 EXPIRES IN 2014

      NOVA MASTER PORTFOLIO: $75,893,036 EXPIRES IN 2009, $41,531,696 EXPIRES IN 2010, AND $65,514,853 EXPIRES IN 2011

      URSA MASTER PORTFOLIO: $102,218,150 EXPIRES IN 2007, $124,148,192 EXPIRES IN 2008, $122,425,227 EXPIRES IN 2012, $65,527,919 EXPIRES IN 2013, AND
      $37,877,636 EXPIRES IN 2014

      ARKTOS MASTER PORTFOLIO: $57,832,849 EXPIRES IN 2008, $60,215,201 EXPIRES IN 2009, $19,380,747 EXPIRES IN 2012, $3,723,075 EXPIRES IN 2013, AND
      $17,351,209 EXPIRES IN 2014

      JUNO MASTER PORTFOLIO: $1,206,560 EXPIRES IN 2007, $1,582,486 EXPIRES IN 2009, $3,660,853 EXPIRES IN 2011, $16,998,940 EXPIRES IN 2012, $63,759,468
      EXPIRES IN 2013, AND $82,212,943 EXPIRES IN 2014


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 121

--------------------------------------------------------------------------------

At March 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                                 TAX               TAX   NET UNREALIZED
FUND                                      TAX COST   UNREALIZED GAIN   UNREALIZED LOSS      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Nova Fund                           $  246,869,617   $    13,435,337   $            --   $   13,435,337
Ursa Fund                              441,411,116                --       (18,111,008)     (18,111,008)
OTC Fund                               929,831,399       223,192,535       (14,313,125)     208,879,410
Arktos Fund                            173,294,495                --        (3,506,003)      (3,506,003)
Medius Fund                             93,599,383         5,934,514          (645,333)       5,289,181
Inverse Mid-Cap Fund                    19,232,903                --                --               --
Mekros Fund                            210,817,359        17,351,271        (1,321,580)      16,029,691
Inverse Small-Cap Fund                  59,514,817                --                --               --
U.S. Government Bond Fund               67,625,104                --        (4,734,522)      (4,734,522)
Juno Fund                            1,508,013,077        19,065,326                --       19,065,326
Large-Cap Europe Fund                   51,109,620         3,029,365          (106,973)       2,922,392
Large-Cap Japan Fund                   121,415,913                --                --               --
Small-Cap Value Fund                   130,953,870         4,335,909        (1,041,784)       3,294,125
Mid-Cap Value Fund                      48,887,124           981,597          (550,146)         431,451
Large-Cap Value Fund                    79,513,981            25,439          (260,286)        (234,847)
Small-Cap Growth Fund                   91,557,193         2,129,715          (324,167)       1,805,548
Mid-Cap Growth Fund                     60,172,961         5,771,654          (582,507)       5,189,147
Large-Cap Growth Fund                   47,811,441                --          (441,445)        (441,445)
Strengthening Dollar Fund                9,039,265                --                --               --
Weakening Dollar Fund                   57,209,168                --                --               --
U.S. Government Money Market Fund    1,384,380,654                --                --               --
Nova Master Portfolio                  280,181,459        32,338,426        (1,965,005)      30,373,421
Ursa Master Portfolio                  418,358,367                --                --               --
Arktos Master Portfolio                174,489,661                --          (338,853)        (338,853)
Juno Master Portfolio                1,495,984,350        52,303,765          (113,280)      52,190,485

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2006, $2,085,604, $8,193,757, $5,359,986,
$2,537,003, $1,495,136, $6,077, $6,327, $3,278, $20,840,979, $9,004,772 and
$89,587,726 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2007 for Inverse Mid-Cap Fund, Inverse Small-Cap Fund, U.S. Government Bond Fund, Small-Cap Growth Fund, Large-Cap Growth Fund, Strengthening Dollar Fund, Weakening Dollar Fund, U.S. Government Money Market Fund, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio, respectively. Similarly, $1,033,216 and $4,155,495 of currency related losses will not be recognized for federal income tax purposes until 2007 for Strengthening Dollar Fund and Weakening Dollar Fund, respectively.

6.    REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the Absolute Return Strategies Fund, the Hedged Equity Fund, the Core Equity Fund, the Sector Rotation Fund, and the Commodities Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.


122 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The repurchase agreements executed by the joint account and outstanding as of March 31, 2006, were as follows:

COUNTERPARTY                   TERMS OF AGREEMENT       FACE VALUE       MARKET VALUE     MATURITY VALUE
--------------------------------------------------------------------------------------------------------
Bear Stearns and Cos., Inc.    4.40% due 04/03/06    $ 590,000,000    $   590,000,000    $   590,216,333
Citigroup, Inc.                4.15% due 04/03/06      420,000,000        420,000,000        420,145,250
Morgan Stanley                 4.40% due 04/03/06      250,000,000        250,000,000        250,091,667
Credit Suisse First Boston     4.50% due 04/03/06      109,662,979        109,662,979        109,704,103
Lehman Brothers, Inc.          4.40% due 04/03/06       80,631,239         80,631,239         80,660,804
--------------------------------------------------------------------------------------------------------
                                                                      $ 1,450,294,218    $ 1,450,818,157
--------------------------------------------------------------------------------------------------------

As of March 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                    RANGE OF RATES        PAR VALUE       MARKET VALUE
-----------------------------------------------------------------------------------
U. S. Treasury Bonds           3.375% - 12.000%    $ 460,494,386    $   595,164,580
U. S. Treasury Notes           1.875% -  6.125%      685,278,855        676,073,477
U. S. Treasury Bills                  --             212,085,000        210,576,825
-----------------------------------------------------------------------------------
                                                                    $ 1,481,814,882
-----------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7.    SECURITIES TRANSACTIONS

During the year ended March 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                     INVERSE                       INVERSE             U.S.        LARGE-CAP
                        OTC         MEDIUS           MID-CAP         MEKROS      SMALL-CAP       GOVERNMENT           EUROPE
                       FUND           FUND              FUND           FUND           FUND        BOND FUND             FUND
----------------------------------------------------------------------------------------------------------------------------
Purchases    $1,119,704,038   $340,314,174   $            --   $589,451,906   $         --   $1,575,273,829   $  191,103,313
Sales        $1,153,024,154   $358,114,684   $            --   $560,202,997   $         --   $1,613,876,741   $  151,406,794

                  LARGE-CAP      SMALL-CAP           MID-CAP     LARGE-CAP       SMALL-CAP         MID-CAP         LARGE-CAP
                      JAPAN          VALUE             VALUE         VALUE          GROWTH          GROWTH            GROWTH
                       FUND           FUND              FUND          FUND            FUND            FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
Purchases    $           --   $628,165,445   $559,445,968      $629,070,840   $644,191,700   $  513,156,604   $  530,095,205
Sales        $           --   $603,884,397   $653,023,400      $600,980,659   $598,104,122   $  503,474,483   $  523,927,547

              STRENGTHENING      WEAKENING   U.S. GOVERNMENT
                     DOLLAR         DOLLAR      MONEY MARKET    NOVA MASTER    URSA MASTER    ARKTOS MASTER      JUNO MASTER
                       FUND           FUND              FUND      PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Purchases    $           --   $         --   $            --   $466,044,950   $         --   $           --   $2,564,264,942
Sales        $           --   $         --   $            --   $536,456,870   $         --   $           --   $3,697,826,915


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 123

--------------------------------------------------------------------------------

8.    SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                      SHARES PURCHASED            PURCHASED THROUGH DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------------
                                  YEAR ENDED        YEAR ENDED           YEAR ENDED     YEAR ENDED
                                   MARCH 31,         MARCH 31,            MARCH 31,      MARCH 31,
                                        2006              2005                 2006           2005
---------------------------------------------------------------------------------------------------------
NOVA FUND
     Investor Class               27,152,702        57,482,445              198,159             --
     Advisor Class                10,544,111        15,439,006               62,807             --
     A-Class                       1,254,655           997,223               29,825             --
     C-Class                       2,803,550         7,074,750               59,796             --
URSA FUND
     Investor Class               99,234,506       168,290,971              516,815             --
     Advisor Class                23,545,582        28,731,154               64,349             --
     A-Class                       2,329,170         1,774,311               14,976             --
     C-Class                       9,282,280        17,864,496               72,163             --
OTC FUND
     Investor Class              104,021,968       140,651,741              274,125             --
     Advisor Class                22,564,826        21,246,975                5,909             --
     A-Class                         267,199           403,601                  777             --
     C-Class                       6,809,523        12,971,805                6,084             --
ARKTOS FUND
     Investor Class               28,974,138        38,823,800               75,748             --
     Advisor Class                 2,091,015         4,507,444                6,535             --
     A-Class                         240,974           709,777                  916             --
     C-Class                       2,673,747         5,928,300                8,562             --
MEDIUS FUND
     A-Class                       1,225,928            60,112                  858             --
     C-Class                       3,140,186         5,615,876                6,064             --
     H-Class                      23,002,578        34,349,386               19,563             --
INVERSE MID-CAP FUND
     A-Class                          18,953             9,062                   33             --
     C-Class                         425,791           618,408                  733             --
     H-Class                       6,128,547         6,074,879                3,464             --
MEKROS FUND
     A-Class                         968,950           331,933                   --            461
     C-Class                       6,713,989        12,055,055                   --          8,959
     H-Class                      76,175,310       110,648,003                   --         35,282

                                      SHARES REDEEMED                NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------------------------------------------
                                  YEAR ENDED        YEAR ENDED           YEAR ENDED     YEAR ENDED
                                   MARCH 31,         MARCH 31,            MARCH 31,      MARCH 31,
                                        2006              2005                 2006           2005
----------------------------------------------------------------------------------------------------
NOVA FUND
     Investor Class              (29,254,209)      (58,494,317)          (1,903,348)    (1,011,872)
     Advisor Class               (11,227,691)      (15,321,064)            (620,773)       117,942
     A-Class                        (966,693)         (263,045)             317,787        734,178
     C-Class                      (3,019,911)       (6,487,904)            (156,565)       586,846
URSA FUND
     Investor Class              (96,365,464)     (169,302,511)           3,385,857     (1,011,540)
     Advisor Class               (22,632,096)      (28,912,809)             977,835       (181,655)
     A-Class                      (2,061,619)         (899,806)             282,527        874,505
     C-Class                      (9,486,705)      (17,743,222)            (132,262)       121,274
OTC FUND
     Investor Class             (106,169,976)     (148,285,352)          (1,873,883)    (7,633,611)
     Advisor Class               (22,088,194)      (25,259,286)             482,541     (4,012,311)
     A-Class                        (229,480)         (214,931)              38,496        188,670
     C-Class                      (6,590,660)      (12,904,659)             224,947         67,146
ARKTOS FUND
     Investor Class              (30,534,418)      (38,920,504)          (1,484,532)       (96,704)
     Advisor Class                (2,315,301)       (4,508,845)            (217,751)        (1,401)
     A-Class                        (377,939)         (476,220)            (136,049)       233,557
     C-Class                      (2,694,889)       (6,644,566)             (12,580)      (716,266)
MEDIUS FUND
     A-Class                      (1,136,471)          (27,302)              90,315         32,810
     C-Class                      (2,980,481)       (5,558,920)             165,769         56,956
     H-Class                     (23,615,838)      (34,898,715)            (593,697)      (549,329)
INVERSE MID-CAP FUND
     A-Class                         (16,014)           (7,704)               2,972          1,358
     C-Class                        (418,213)         (598,039)               8,311         20,369
     H-Class                      (6,316,570)       (5,446,167)            (184,559)       628,712
MEKROS FUND
     A-Class                        (908,381)         (211,255)              60,569        121,139
     C-Class                      (6,533,348)      (13,261,033)             180,641     (1,197,019)
     H-Class                     (74,076,435)     (114,857,270)           2,098,875     (4,173,985)


124 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                      SHARES PURCHASED            PURCHASED THROUGH DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------------
                                  YEAR ENDED      PERIOD ENDED           YEAR ENDED   PERIOD ENDED
                                   MARCH 31,         MARCH 31,            MARCH 31,      MARCH 31,
                                        2006              2005                 2006           2005
---------------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND
     A-Class                         325,078            51,552                  117             --
     C-Class                       1,263,716         2,900,097                1,088             --
     H-Class                      17,407,229        18,267,219               13,290             --
U.S. GOVERNMENT BOND FUND
     Investor Class               59,457,465        62,414,845              109,680        121,807
     Advisor Class               122,265,356        47,245,621              187,971        183,519
     A-Class                         464,474           483,989                1,681          1,075
     C-Class                       8,976,528        18,129,933               20,790         23,019
JUNO FUND
     Investor Class               59,242,280       164,148,402                   --             --
     Advisor Class                16,377,556        26,247,651                   --             --
     A-Class                       2,710,989        12,533,793                   --             --
     C-Class                       7,953,295        51,258,840                   --             --
LARGE-CAP EUROPE FUND
     A-Class                         311,944            49,853                1,109            271
     C-Class                       3,968,922         4,295,340                3,854          7,616
     H-Class                      20,643,373        23,821,380               32,731        171,099
LARGE-CAP JAPAN FUND
     A-Class                         346,530            14,460                   --            370
     C-Class                       1,114,445           837,470                   --          7,145
     H-Class                      21,290,967        17,570,283                   --         68,002
SMALL-CAP VALUE FUND
     A-Class                         461,835           127,767*                  61             11*
     C-Class                       5,165,573         1,959,880                2,036          1,040
     H-Class                      19,707,435        30,483,096               26,163         25,822
MID-CAP VALUE FUND
     A-Class                         134,847            84,808*                  56              8*
     C-Class                       2,981,901         2,866,918                1,344            159
     H-Class                      19,573,476        24,551,108               14,373         12,968
LARGE-CAP VALUE FUND
     A-Class                         164,425            23,110*                  85              2*
     C-Class                       9,967,333         2,417,522                3,170            288
     H-Class                      16,750,835        22,324,716               21,477          4,393

                                      SHARES REDEEMED                NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------------------------------------------
                                  YEAR ENDED      PERIOD ENDED           YEAR ENDED   PERIOD ENDED
                                   MARCH 31,         MARCH 31,            MARCH 31,      MARCH 31,
                                        2006              2005                 2006           2005
----------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND
     A-Class                        (305,093)          (42,815)              20,102          8,737
     C-Class                      (1,264,315)       (2,823,759)                 489         76,338
     H-Class                     (17,025,082)      (17,354,618)             395,437        912,601
U.S. GOVERNMENT BOND FUND
     Investor Class              (58,757,354)      (62,466,069)             809,791         70,583
     Advisor Class              (125,248,884)      (46,842,070)          (2,795,557)       587,070
     A-Class                        (476,866)         (331,301)             (10,711)       153,763
     C-Class                      (9,296,594)      (17,505,300)            (299,276)       647,652
JUNO FUND
     Investor Class              (97,900,845)     (131,892,342)         (38,658,565)    32,256,060
     Advisor Class               (23,629,643)      (16,525,201)          (7,252,087)     9,722,450
     A-Class                      (5,729,118)       (3,385,175)          (3,018,129)     9,148,618
     C-Class                     (28,457,063)      (27,791,309)         (20,503,768)    23,467,531
LARGE-CAP EUROPE FUND
     A-Class                        (254,924)          (39,660)              58,129         10,464
     C-Class                      (3,865,661)       (4,094,711)             107,115        208,245
     H-Class                     (22,054,304)      (22,714,914)          (1,378,200)     1,277,565
LARGE-CAP JAPAN FUND
     A-Class                        (271,617)           (6,823)              74,913          8,007
     C-Class                        (901,210)         (889,463)             213,235        (44,848)
     H-Class                     (19,734,592)      (21,578,874)           1,556,375     (3,940,589)
SMALL-CAP VALUE FUND
     A-Class                        (477,200)         (102,458)*            (15,304)        25,320*
     C-Class                      (5,028,538)       (1,614,516)             139,071        346,404
     H-Class                     (19,347,221)      (28,602,905)             386,377      1,906,013
MID-CAP VALUE FUND
     A-Class                         (99,758)          (73,451)*             35,145         11,365*
     C-Class                      (3,074,861)       (2,571,732)             (91,616)       295,345
     H-Class                     (22,810,820)      (21,074,966)          (3,222,971)     3,489,110
LARGE-CAP VALUE FUND
     A-Class                        (147,956)          (15,183)*             16,554          7,929*
     C-Class                      (9,994,750)       (2,347,191)             (24,247)        70,619
     H-Class                     (15,788,889)      (21,714,513)             983,423        614,596

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 125

--------------------------------------------------------------------------------

                                      SHARES PURCHASED            PURCHASED THROUGH DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------------
                                PERIOD ENDED      PERIOD ENDED         PERIOD ENDED   PERIOD ENDED
                                   MARCH 31,         MARCH 31,            MARCH 31,      MARCH 31,
                                        2006              2005                 2006           2005
---------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
     A-Class                         207,173             4,801*                 293             26*
     C-Class                       3,429,315         2,598,719                3,741          1,452
     H-Class                      21,283,960        24,995,214               58,880         34,490
MID-CAP GROWTH FUND
     A-Class                         207,659            20,614*                 100              1*
     C-Class                       1,576,700         1,014,418                1,056             11
     H-Class                      17,787,226        15,067,599               19,515            497
LARGE-CAP GROWTH FUND
     A-Class                         223,808             3,244*                  15             --
     C-Class                      10,263,007         4,428,678                1,158              6
     H-Class                      12,639,810        16,112,122                1,540            348
STRENGTHENING DOLLAR FUND**
     A-Class                          36,159                --                   18             --
     C-Class                         318,610                --                  128             --
     H-Class                       7,556,865                --                1,500             --
WEAKENING DOLLAR FUND**
     A-Class                         172,682                --                  360             --
     C-Class                         426,708                --                  564             --
     H-Class                       8,784,802                --                6,715             --
U.S. GOVERNMENT MONEY
MARKET FUND
     Investor Class           18,360,372,730    18,938,656,130           29,760,400      8,910,853
     Advisor Class             2,927,374,399     3,577,821,001            3,987,174        853,529
     A-Class                      89,972,004        23,938,925              197,533         22,293
     C-Class                   2,268,195,734     2,540,283,761            2,403,366        282,501
     Institutional Class                  --             1,000                   --         20,804

                                      SHARES REDEEMED                NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------------------------------------------
                                PERIOD ENDED      PERIOD ENDED         PERIOD ENDED  PERIOD ENDED
                                   MARCH 31,         MARCH 31,            MARCH 31,     MARCH 31,
                                        2006              2005                 2006          2005
----------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
     A-Class                        (180,958)           (2,096)*             26,508          2,731*
     C-Class                      (3,342,935)       (2,601,481)              90,121         (1,310)
     H-Class                     (20,000,689)      (24,195,230)           1,342,151        834,474
MID-CAP GROWTH FUND
     A-Class                        (180,462)               --               27,297         20,615*
     C-Class                      (1,559,525)         (974,263)              18,231         40,166
     H-Class                     (17,160,129)      (14,209,407)             646,612        858,689
LARGE-CAP GROWTH FUND
     A-Class                        (191,834)             (241)*             31,989          3,003*
     C-Class                     (10,871,227)       (3,617,714)            (607,062)       810,970
     H-Class                     (11,886,023)      (15,664,901)             755,327        447,569
STRENGTHENING DOLLAR FUND**
     A-Class                         (32,880)               --                3,297             --
     C-Class                        (290,822)               --               27,916             --
     H-Class                      (7,296,012)               --              262,353             --
WEAKENING DOLLAR FUND**
     A-Class                         (41,370)               --              131,672             --
     C-Class                        (253,580)               --              173,692             --
     H-Class                      (6,512,821)               --            2,278,696             --
U.S. GOVERNMENT MONEY
MARKET FUND
     Investor Class          (18,611,041,218)  (18,808,627,729)        (220,908,088)   138,939,254
     Advisor Class            (3,025,421,814)   (3,582,384,097)         (94,060,241)    (3,709,567)
     A-Class                     (83,180,177)      (16,627,319)           6,989,360      7,333,899
     C-Class                  (2,295,221,007)   (2,515,971,844)         (24,621,907)    24,594,418
     Institutional Class                  --       (50,021,804)                  --    (50,000,000)

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


126 | THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2006, the pooled cash collateral investments consisted of repurchase agreements (48.05%), commercial paper (30.61%), fixed income securities (17.28%), guaranteed investment contract (3.88%), and mutual funds (0.18%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

COLLATERAL TYPE                                             RATES               MATURITY
----------------------------------------------------------------------------------------------
Repurchase Agreements                                  4.850% - 5.025%          04/03/06
Commercial Paper                                       4.650% - 4.955%     04/04/06 - 04/26/06
Corporate Bonds, Notes, and Asset-Backed Securities    4.620% - 4.910%     04/08/06 - 03/06/33
Guaranteed Investment Contract                             4.830%               05/24/06
Mutual Funds                                                 N/A                   N/A

At March 31, 2006, the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
FUND                                  CASH COLLATERAL          SECURITIES LOANED
--------------------------------------------------------------------------------
OTC Fund                              $   197,950,960          $     189,755,083
Medius Fund                                12,877,006                 12,477,658
Mekros Fund                                22,797,583                 22,066,826
Small-Cap Value Fund                       11,595,199                 11,020,916
Mid-Cap Value Fund                          9,361,695                  8,973,973
Large-Cap Value Fund                       17,806,484                 17,057,484
Small-Cap Growth Fund                      12,677,723                 12,236,007
Mid-Cap Growth Fund                        11,434,269                 11,116,591
Large-Cap Growth Fund                       8,900,512                  8,588,403
U.S. Government Money Market Fund         125,000,000                123,820,000
Nova Master Portfolio                      53,567,952                 51,585,847

10.    SUBSEQUENT EVENT

Effective May 1, 2006, Rydex Investments will change the names of a combination of 18 Dynamic and Series Funds and 16 Variable Trust Funds and institute a naming convention that will help investors more easily identify the type of Funds they are seeking. This slight change in the Fund name will better reflect the Funds' strategy of investing. The following table indicates the current Fund name, and the name the Fund will take on May 1, 2006.

ORIGINAL FUND NAME                          NEW FUND NAME
--------------------------------------------------------------------------------
Ursa Fund                                   Inverse S&P 500 Fund
Arktos Fund                                 Inverse OTC Fund
Medius Fund                                 Mid Cap Advantage Fund
Mekros Fund                                 Russell 2000(R) Advantage Fund
Inverse Small-Cap Fund                      Inverse Russell 2000(R) Fund
U.S. Government Bond Fund                   Government Long Bond Advantage Fund
Juno Fund                                   Inverse Government Long Bond Fund
Large-Cap Europe Fund                       Europe Advantage Fund
Large-Cap Japan Fund                        Japan Advantage Fund
Strengthening Dollar Fund                   Dynamic Strengthening Dollar Fund
Weakening Dollar Fund                       Dynamic Weakening Dollar Fund


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 127

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Inverse Mid-Cap Fund, Mekros Fund, Inverse Small-Cap Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Strengthening Dollar Fund, Weakening Dollar Fund, U.S. Government Money Market Fund, Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio (constituting twenty-five of the forty-eight Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2006, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods presented on and prior to March 31, 2003, except for Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Inverse Small-Cap Fund, and Inverse Mid-Cap Fund, which commenced on February 20, 2004, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2006


128 | THE RYDEX SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

Of the ordinary income distributions paid during the year for Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Inverse Mid-Cap Fund, Inverse Small-Cap Fund, U.S. Government Bond Fund, Mid-Cap Value Fund, Strengthening Dollar Fund, Weakening Dollar Fund, and U.S. Government Money Market Fund, 0%, 0%, 0%, 0%, 0%, 0%, 0%, 100%, 0%, 0%, and 0%, respectively, qualifies for the dividends received deduction for corporations. In addition, 0%, 0%, 100%, 0%, 0%, 0%, 0%, 100%, 0%, 0%, and 0% of the ordinary income distributions paid during the year by Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Inverse Mid-Cap Fund, Inverse Small-Cap Fund, U.S. Government Bond Fund, Mid-Cap Value Fund, Strengthening Dollar Fund, Weakening Dollar Fund, and U.S. Government Money Market Fund, respectively, is considered Qualified Dividend Income for tax purposes.

Of the ordinary income distributions paid during the year by Ursa Fund, U.S. Government Bond Fund, and U.S. Government Money Market Fund, 41.47%, 97.51%, and 41.26%, respectively, was attributable to Federal obligations. In calculating the foregoing percentages, Fund expenses have been allocated on a pro rata basis. The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

The Funds' distributions to shareholders included:

                                                                         LARGE-CAP       SMALL-CAP
                                                MEDIUS         MEKROS       EUROPE           VALUE
                                                  FUND           FUND         FUND            FUND
--------------------------------------------------------------------------------------------------
From short-term capital gains:              $ 7,640,544   $        --   $  744,935   $   3,363,494
From long-term capital gains,
 subject to the 15% rate gains category:    $ 1,149,906   $    46,565   $       --   $   1,102,233

                                                              MID-CAP    LARGE-CAP       SMALL-CAP
                                                                VALUE        VALUE          GROWTH
                                                                 FUND         FUND            FUND
--------------------------------------------------------------------------------------------------
From short-term capital gains:                            $ 6,416,043   $3,329,080   $   6,812,272
From long-term capital gains,
 subject to the 15% rate gains category:                  $ 2,737,105   $  743,641   $     229,196

                                                              MID-CAP    LARGE-CAP   STRENGTHENING
                                                               GROWTH       GROWTH          DOLLAR
                                                                 FUND         FUND            FUND
--------------------------------------------------------------------------------------------------
From short-term capital gains:                            $ 8,511,575   $   96,413   $          --
From long-term capital gains,
 subject to the 15% rate gains category:                  $    54,631   $   59,843   $       7,877

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 129

--------------------------------------------------------------------------------

Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.


130 | THE RYDEX SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 131

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                           LENGTH OF SERVICE
   NAME, POSITION AND                         AS TRUSTEE                      NUMBER OF
      YEAR OF BIRTH                          (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------    -----------------------------------------    --------------
CARL G. VERBONCOEUR*                  Rydex Variable Trust - 2004                120
Trustee, President (1952)             Rydex Dynamic Funds - 2004
                                        Rydex ETF Trust - 2004
                               Rydex Capital Partners SPhinX Fund - 2005
                                       Rydex Series Funds - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)
                               -----------------------------------------

MICHAEL P. BYRUM*                      Rydex Series Funds - 2005                 120
Trustee, Vice President and           Rydex Variable Trust - 2005
Secretary (1970)                      Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005
                               Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                           LENGTH OF SERVICE
   NAME, POSITION AND                         AS TRUSTEE                      NUMBER OF
      YEAR OF BIRTH                          (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------    -----------------------------------------    --------------
JOHN O. DEMARET                        Rydex Series Funds - 1997                 119
Trustee, Chairman of the              Rydex Variable Trust - 1998
Board (1940)                          Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                               Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                               -----------------------------------------

COREY A. COLEHOUR                      Rydex Series Funds - 1993                 119
Trustee (1945)                        Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                               Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of
Marketing/co-owner, Schield Management Company
                               -----------------------------------------

J. KENNETH DALTON                      Rydex Series Funds - 1995                 119
Trustee (1941)                        Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                               Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, the Dalton Group
                               -----------------------------------------


132 | THE RYDEX SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                           LENGTH OF SERVICE
   NAME, POSITION AND                         AS TRUSTEE                      NUMBER OF
      YEAR OF BIRTH                          (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------    -----------------------------------------    --------------
WERNER E. KELLER                       Rydex Series Funds - 2005                 119
Trustee (1940)                        Rydex Variable Trust - 2005
                                      Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005
                               Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present);
Chairman, Centurion Capital Management (1991 to 2001)
                               -----------------------------------------

THOMAS F. LYDON, JR.                   Rydex Series Funds - 2005                 119
Trustee (1960)                        Rydex Variable Trust - 2005
                                      Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005
                               Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                               -----------------------------------------

PATRICK T. MCCARVILLE                  Rydex Series Funds - 1997                 119
Trustee (1942)                        Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                               Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive
Officer, Par Industries, Inc.
                               -----------------------------------------

ROGER SOMERS                           Rydex Series Funds - 1993                 119
Trustee (1944)                        Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003
                               Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

        NAME, POSITION AND                                           PRINCIPAL OCCUPATIONS
           YEAR OF BIRTH                                             DURING PAST FIVE YEARS
-----------------------------------                                  ----------------------
NICK BONOS*                             Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex
Vice President and Treasurer (1963)     Dynamic Funds, Rydex ETF Trust, and Rydex Capital Partners SPhinX Fund (2003 to
                                        present); Senior Vice President of Rydex Fund Services, Inc. (2003 to present);
                                        Vice President of Accounting of Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                      Chief Compliance Officer Rydex Series Funds, Rydex Variable Trust, and Rydex
Chief Compliance Officer and            Dynamic Funds (2004 to present); Assistant Secretary of Rydex Series Funds,
Assistant Secretary (1967)              Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Assistant
                                        Secretary of Rydex ETF Trust (2002 to present); Secretary of Rydex Capital
                                        Partners SPhinX Fund, (2003 to present); Vice President of compliance of Rydex
                                        Fund Services, Inc. (2000 to present)

* OFFICERS OF THE FUNDS ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 133

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RBENF-ANN-2-0306 x0307

                                   [GRAPHIC]

                                                                  MARCH 31, 2006

                                              RYDEX SERIES FUNDS STRATEGIC FUNDS
                                                                   ANNUAL REPORT
                                                                CORE EQUITY FUND
                                                            SECTOR ROTATION FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

PERFORMANCE REPORTS AND FUND PROFILES .....................................    5

SCHEDULES OF INVESTMENTS ..................................................    7

STATEMENTS OF ASSETS AND LIABILITIES ......................................   17

STATEMENTS OF OPERATIONS ..................................................   18

STATEMENTS OF CHANGES IN NET ASSETS .......................................   19

FINANCIAL HIGHLIGHTS ......................................................   20

NOTES TO FINANCIAL STATEMENTS .............................................   21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   28

OTHER INFORMATION .........................................................   29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   32


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Despite strong crosscurrents buffeting stock prices over the past 12 months, the major market averages were able to turn in a strong performance, with the S&P 500(R) Index gaining 11.73%, followed by the Dow Jones Industrial Average (SM) gaining 9.31%. It was a good period for technology stocks as well, with the Nasdaq 100 Index(R) gaining nearly 16%. The critical question for investors is whether stocks can sustain this rally and in the process, break out of the trading range they have been mired in for the past two years.

From an economic standpoint, there is reason to be cautious. Economic growth slowed dramatically in the fourth quarter to a sub 2% annual rate. While it appears there were a number of one-time factors slowing growth during the final three months of 2005, Gross Domestic Product ("GDP") growth is likely to slow from its recent range of 3.5% to 4.0%. Higher interest rates and energy prices along with slowing real estate markets will hold economic growth to a 2.5% to 3.0% pace as we move further into 2006. Continued uncertainty over Federal Reserve ("Fed") policy, interest rates, earnings and volatile energy prices could restrain stock market gains.

Although corporate earnings are still growing at double-digit rates, the pace is clearly slowing. This has two implications. First, since the market tends to focus on trends as opposed to absolute levels, slowing earnings growth will be perceived as a negative. Secondly, earnings have grown faster than prices, resulting in cheaper stocks. The latter sets the stage for a possible short-term market rally. In order for stock prices to move higher, however, two things need to happen. First, energy prices need to stabilize. Oil prices rose in a seesaw pattern from approximately $57 per barrel at the beginning of the period to nearly $67 per barrel by the end of March. This served to trap stocks in a rather familiar pattern--when oil moved up, stocks moved down. The other necessary catalyst for stocks to appreciate is clarity from the Fed on the future direction of monetary policy.

The Fed raised interest rates eight times over the past 12 months, moving the closely watched Fed Funds target rate to 4.75%. Widely anticipated, the moves had little impact on stock prices. More importantly from the market's perspective, however, was the accompanying commentary which, in March, left the door open for future rate increases. This shook the consensus that the Fed would stop raising rates at 4.75% or possibly 5.00%. With the looming possibility of rising interest rates, investors have been reluctant to place higher valuations on stock prices.

Uncertainty over the future course of monetary policy pushed interest rates higher across the maturity spectrum. While the yield curve started the period with a positive slope (long rates yielding more than short rates), by the end of the first quarter, the yield curve was essentially flat with two-year, five-year and 10-year Treasuries yielding between 4.81% and 4.84%. This provided strength to the argument that economic growth is poised to slow.

No review of the markets over the past 12 months would be complete without a discussion of the international stocks. Overseas markets, both in developed and developing economies continued to outperform domestic markets. The MSCI EAFE Index, which tracks prices in European and Far Eastern markets, rose 25.06% during the period, while the MSCI EM Index, which tracks emerging markets, gained an eye-popping 47.19%. As the economic recovery takes hold in Japan, bank lending and increased spending by businesses and consumers have buoyed stock prices there. Likewise, business sentiment in the major European economies of France and Germany has boosted stock prices. In the emerging markets, particularly in the all-important economies of China, India, Brazil and Russia, rapid economic development has drawn in resources from across the globe and generated vast amounts of liquidity that have been recycled, in part, to U.S. financial markets. This has served to keep interest rates and inflation low and has helped to support stock prices domestically.

So, while the U.S. is slowing, overseas economies are picking up steam. We expect this to have a favorable effect on U.S. markets. Industries and companies involved in exporting materials, industrial equipment, energy, communications and technology services should benefit. On a broader level, once an end to Fed rate increases is in sight--something we anticipate as we move in to the latter half of 2006--stocks may embark on a short-term rally. A decline in energy prices--something we place a lower probability on--could have the same effect. In the short-term, stocks are likely to lack significant direction until one of these catalysts appears. Until then, investors will be well suited by seeking nondirectional investment strategies.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2005 and ending March 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which maybe incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                              BEGINNING           ENDING      EXPENSES
                                           EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                            RATIO+   SEPTEMBER 30, 2005   MARCH 31, 2006       PERIOD*
------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

CORE EQUITY FUND
   A-Class                                    1.67%           $1,000.00        $1,093.20   $      8.76
   C-Class                                    2.42%            1,000.00         1,089.70         12.68
   H-Class                                    1.67%            1,000.00         1,093.20          8.76
SECTOR ROTATION FUND
   A-Class                                    1.68%            1,000.00         1,103.70          8.86
   C-Class                                    2.43%            1,000.00         1,099.90         12.79
   H-Class                                    1.68%            1,000.00         1,103.50          8.86

------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

CORE EQUITY FUND
   A-Class                                    1.67%            1,000.00         1,016.59          8.48
   C-Class                                    2.42%            1,000.00         1,012.78         12.29
   H-Class                                    1.67%            1,000.00         1,016.59          8.48
SECTOR ROTATION FUND
   A-Class                                    1.68%            1,000.00         1,016.54          8.53
   C-Class                                    2.43%            1,000.00         1,012.73         12.34
   H-Class                                    1.68%            1,000.00         1,016.54          8.53

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT.

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

CORE EQUITY FUND

(EFFECTIVE MAY 1, 2006, THE FUND'S NEW NAME IS MULTI-CAP CORE EQUITY FUND)

OBJECTIVE: To provide long-term capital appreciation.

INCEPTION: September 23, 2002

Rydex Core Equity Fund provides an alternative to cap-weighted total market exposure by allocating to the three size groups (large, mid and small) in generally equal portions. Over the last year, the Russell 3000(R) Index gained 14.28%. Mid and small-cap stocks easily outpaced large-cap stocks, which lagged. The Russell Mid-Cap and Russell 2000(R) Indices rose 21.54% and 25-93%. respectively. The Russell Top 200, an index of the largest U.S.-based public companies, gained 9.92%. Thus, the Fund benefited from its higher exposure to mid and small-cap stocks. Additionally, the Fund uses a quantitative stock selection strategy that seeks stocks with superior growth prospects, but are available at attractive valuations. This stock selection strategy benefited performance and added return in addition to the fund's size allocation policy. For the year-long period, Rydex Core Equity Fund H-Class produced a return of 17.55%.

                           CUMULATIVE FUND PERFORMANCE

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             CORE EQUITY FUND
                                  C-CLASS        RUSSELL 3000 INDEX



                    DATE
               9/23/2002          $10,000             $10,000
               9/30/2002            9,880               9,819
              10/31/2002           10,460              10,601
              11/30/2002           11,090              11,243
              12/31/2002           10,510              10,607
               1/31/2003           10,260              10,348
               2/28/2003           10,050              10,177
               3/31/2003           10,110              10,284
               4/30/2003           10,870              11,124
               5/31/2003           11,610              11,796
               6/30/2003           11,730              11,955
               7/31/2003           12,100              12,229
               8/31/2003           12,340              12,500
               9/30/2003           12,260              12,365
              10/31/2003           13,030              13,113
              11/30/2003           13,440              13,293
              12/31/2003           13,811              13,901
               1/31/2004           14,255              14,191
               2/29/2004           14,456              14,383
               3/31/2004           14,386              14,212
               4/30/2004           13,821              13,918
               5/31/2004           14,033              14,120
               6/30/2004           14,456              14,401
               7/31/2004           13,771              13,856
               8/31/2004           13,761              13,913
               9/30/2004           14,154              14,127
              10/31/2004           14,335              14,359
              11/30/2004           15,232              15,027
              12/31/2004           15,735              15,562
               1/31/2005           15,357              15,148
               2/28/2005           15,714              15,481
               3/31/2005           15,441              15,219
               4/30/2005           14,864              14,889
               5/31/2005           15,504              15,453
               6/30/2005           15,840              15,561
               7/31/2005           16,565              16,199
               8/31/2005           16,365              16,045
               9/30/2005           16,533              16,185
              10/31/2005           16,155              15,882
              11/30/2005           16,795              16,501
              12/31/2005           16,807              16,515
               1/31/2006           17,595              17,066
               2/28/2006           17,495              17,097
               3/31/2006           18,017              17,392


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             CORE EQUITY FUND
                    DATE          H-CLASS        RUSSELL 3000 INDEX

               9/23/2002          $10,000            $10,000
               9/30/2002            9,880              9,819
              10/31/2002           10,460             10,601
              11/30/2002           11,100             11,243
              12/31/2002           10,530             10,607
               1/31/2003           10,290             10,348
               2/28/2003           10,080             10,177
               3/31/2003           10,150             10,284
               4/30/2003           10,920             11,124
               5/31/2003           11,670             11,796
               6/30/2003           11,800             11,955
               7/31/2003           12,190             12,229
               8/31/2003           12,440             12,500
               9/30/2003           12,360             12,365
              10/31/2003           13,140             13,113
              11/30/2003           13,570             13,293
              12/31/2003           13,951             13,901
               1/31/2004           14,415             14,191
               2/29/2004           14,626             14,383
               3/31/2004           14,556             14,212
               4/30/2004           13,991             13,918
               5/31/2004           14,223             14,120
               6/30/2004           14,657             14,401
               7/31/2004           13,971             13,856
               8/31/2004           13,971             13,913
               9/30/2004           14,384             14,127
              10/31/2004           14,576             14,359
              11/30/2004           15,493             15,027
              12/31/2004           16,016             15,562
               1/31/2005           15,649             15,148
               2/28/2005           16,006             15,481
               3/31/2005           15,744             15,219
               4/30/2005           15,167             14,889
               5/31/2005           15,828             15,453
               6/30/2005           16,184             15,561
               7/31/2005           16,929             16,199
               8/31/2005           16,740             16,045
               9/30/2005           16,929             16,185
              10/31/2005           16,551             15,882
              11/30/2005           17,212             16,501
              12/31/2005           17,234             16,515
               1/31/2006           18,053             17,066
               2/28/2006           17,965             17,097
               3/31/2006           18,507             17,392

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06
--------------------------------------------------------------------------------
                             A-CLASS             C-CLASS             H-CLASS
                           (03/31/04)          (09/23/02)          (09/23/02)
--------------------------------------------------------------------------------
                        ONE      SINCE      ONE      SINCE      ONE      SINCE
                        YEAR   INCEPTION    YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------
CORE EQUITY FUND       17.55%    12.76%    16.68%    18.22%    17.55%    19.12%
RUSSELL 3000 INDEX     14.28%    10.62%    14.28%    17.04%    14.28%    17.04%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 3000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                              CORE EQUITY FUND
Other                                 9%
Financials                           20%
Information Technology               16%
Consumer Discretionary               13%
Health Care                          12%
Industrials                          12%
Energy                                7%
Consumer Staples                      5%
Futures Contracts                     6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
A-Class                             March 31, 2004
C-Class                         September 23, 2002
H-Class                         September 23, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Exxon Mobil Corp.                             1.1%
General Electric Co.                          1.1%
Citigroup, Inc.                               0.9%
Bank of America Corp.                         0.7%
Pfizer, Inc.                                  0.7%
Microsoft Corp.                               0.7%
Altria Group, Inc.                            0.6%
Intel Corp.                                   0.5%
Procter & Gamble Co.                          0.5%
Hewlett-Packard Co.                           0.5%
--------------------------------------------------
Top Ten Total                                 7.3%
--------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation.

INCEPTION: March 22, 2002

From March 31, 2005 to March 31, 2006, industry momentum gained favor and the Rydex Sector Rotation Fund H-Class returned 27.52% which easily outpaced the S&P 500's 11.73% return by 15.79%. At a sector level, the Fund did well with overweights in industrials, energy and materials and large underweights in consumer discretionary, technology and consumer staples. At the more granular industry level, overweights in construction & engineering (industrials sector), construction materials (materials sector), energy equipment & services (energy sector) and trading companies & distributors (industrials sector) were beneficial to performance, as were underweights in the media (consumer discretionary sector), industrial conglomerates (industrials sector) and pharmaceuticals (health care sector) industries, which struggled in 2005. Morningstar awarded Rydex Sector Rotation Fund a five-star rating in the Large-Cap Blend category. 1

1 RYDEX SECTOR ROTATION FUND (H-CLASS) RECEIVED FIVE STARS IN THE THREE-YEAR PERIOD AMONG 1,478 FUNDS IN THE LARGE-CAP BLEND CATEGORY. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE FIGURES ASSOCIATED WITH ITS THREE AND FIVE-YEAR PERFORMANCE AND APPLICABLE MORNINGSTAR RATING METRICS. RYDEX SECTOR ROTATION FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S. DOMICILED LARGE-CAP BLEND FUNDS FOR THE PERIOD ENDING 3/31/06:
1,478 FUNDS IN THE OVERALL PERIOD, 1,478 FUNDS IN THE LAST THREE YEARS. WITH RESPECT TO THESE, RYDEX SECTOR ROTATION FUND RECEIVED A MORNINGSTAR RATING OF FIVE STARS FOR THE OVERALL PERIOD AND FIVE STARS FOR THE THREE-YEAR PERIOD.

                          CUMULATIVE FUND PERFORMANCE

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            SECTOR ROTATION FUND
                                  C-CLASS          S&P 500 INDEX

                    DATE
               3/22/2002          $10,000             $10,000
               3/31/2002            9,990               9,990
               4/30/2002           10,020               9,384
               5/31/2002            9,910               9,315
               6/30/2002            9,470               8,652
               7/31/2002            8,550               7,977
               8/31/2002            8,450               8,030
               9/30/2002            7,760               7,157
              10/31/2002            7,800               7,787
              11/30/2002            8,250               8,245
              12/31/2002            7,740               7,761
               1/31/2003            7,510               7,558
               2/28/2003            7,380               7,444
               3/31/2003            7,530               7,517
               4/30/2003            7,990               8,136
               5/31/2003            8,750               8,564
               6/30/2003            8,710               8,674
               7/31/2003            8,970               8,827
               8/31/2003            9,390               8,999
               9/30/2003            9,130               8,903
              10/31/2003            9,850               9,407
              11/30/2003            9,940               9,490
              12/31/2003           10,060               9,987
               1/31/2004           10,370              10,171
               2/29/2004           10,540              10,312
               3/31/2004           10,300              10,156
               4/30/2004            9,660               9,997
               5/31/2004            9,750              10,134
               6/30/2004           10,060              10,331
               7/31/2004            9,580               9,989
               8/31/2004            9,460              10,030
               9/30/2004            9,870              10,138
              10/31/2004           10,070              10,293
              11/30/2004           10,650              10,710
              12/31/2004           11,010              11,074
               1/31/2005           10,570              10,804
               2/28/2005           11,110              11,031
               3/31/2005           10,870              10,836
               4/30/2005           10,440              10,631
               5/31/2005           10,900              10,969
               6/30/2005           11,280              10,984
               7/31/2005           11,840              11,393
               8/31/2005           11,960              11,289
               9/30/2005           12,510              11,380
              10/31/2005           11,920              11,191
              11/30/2005           12,290              11,614
              12/31/2005           12,470              11,618
               1/31/2006           13,590              11,926
               2/28/2006           13,220              11,958
               3/31/2006           13,760              12,107




  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           SECTOR ROTATION FUND
                    DATE          H-CLASS          S&P 500 INDEX

               3/22/2002          $10,000             $10,000
               3/31/2002            9,990               9,990
               4/30/2002           10,030               9,384
               5/31/2002            9,920               9,315
               6/30/2002            9,490               8,652
               7/31/2002            8,570               7,977
               8/31/2002            8,470               8,030
               9/30/2002            7,780               7,157
              10/31/2002            7,840               7,787
              11/30/2002            8,290               8,245
              12/31/2002            7,780               7,761
               1/31/2003            7,550               7,558
               2/28/2003            7,430               7,444
               3/31/2003            7,580               7,517
               4/30/2003            8,060               8,136
               5/31/2003            8,820               8,564
               6/30/2003            8,790               8,674
               7/31/2003            9,050               8,827
               8/31/2003            9,490               8,999
               9/30/2003            9,240               8,903
              10/31/2003            9,970               9,407
              11/30/2003           10,060               9,490
              12/31/2003           10,190               9,987
               1/31/2004           10,510              10,171
               2/29/2004           10,680              10,312
               3/31/2004           10,450              10,156
               4/30/2004            9,810               9,997
               5/31/2004            9,910              10,134
               6/30/2004           10,230              10,331
               7/31/2004            9,750               9,989
               8/31/2004            9,630              10,030
               9/30/2004           10,060              10,138
              10/31/2004           10,270              10,293
              11/30/2004           10,870              10,710
              12/31/2004           11,240              11,074
               1/31/2005           10,800              10,804
               2/28/2005           11,350              11,031
               3/31/2005           11,120              10,836
               4/30/2005           10,680              10,631
               5/31/2005           11,160              10,969
               6/30/2005           11,560              10,984
               7/31/2005           12,140              11,393
               8/31/2005           12,270              11,289
               9/30/2005           12,850              11,380
              10/31/2005           12,240              11,191
              11/30/2005           12,630              11,614
              12/31/2005           12,830              11,618
               1/31/2006           13,990              11,926
               2/28/2006           13,610              11,958
               3/31/2006           14,180              12,107

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

--------------------------------------------------------------------------------
                              A-CLASS            C-CLASS             H-CLASS
                            (03/31/04)         (03/22/02)          (03/22/02)
--------------------------------------------------------------------------------
                        ONE      SINCE      ONE      SINCE      ONE      SINCE
                        YEAR   INCEPTION    YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------
SECTOR ROTATION FUND   27.48%    16.36%    26.59%    8.25%     27.52%    9.07%
S&P 500 INDEX          11.73%     9.18%    11.73%    4.86%     11.73%    4.86%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                              SECTOR ROTATION FUND
Industrials                            57%
Materials                              26%
Energy                                  8%
Health Care                             7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
A-Class                             March 31, 2004
C-Class                             March 22, 2002
H-Class                             March 22, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Cemex SA de CV -- SP ADR                      4.5%
Vulcan Materials Co.                          3.1%
Fluor Corp.                                   2.6%
W.W. Grainger, Inc.                           2.4%
Fastenal Co.                                  2.4%
Martin Marietta Materials, Inc.               2.3%
Jacobs Engineering Group, Inc.                2.1%
MSC Industrial Direct Co. -- Class A          1.8%
Florida Rock Industries, Inc.                 1.8%
WESCO International, Inc.                     1.7%
--------------------------------------------------
Top Ten Total                                24.7%
--------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 94.4%

FINANCIALS 19.7%
   INSURANCE 9.5%
   American International Group, Inc.                    4,658   $      307,847
   Prudential Financial, Inc.                            3,250          246,383
   Aon Corp.+                                            5,695          236,399
   Principal Financial Group, Inc.                       4,586          223,797
   Lincoln National Corp.+                               3,691          201,492
   Hartford Financial Services Group, Inc.               2,407          193,884
   Assurant, Inc.                                        3,849          189,563
   AFLAC, Inc.                                           4,178          188,553
   Genworth Financial, Inc. -- Class A                   5,628          188,144
   Ohio Casualty Corp.                                   5,885          186,555
   Chubb Corp.                                           1,915          182,768
   Phoenix Cos., Inc.                                   11,081          180,620
   UnumProvident Corp.+                                  8,811          180,449
   W.R. Berkley Corp.                                    3,090          179,405
   Old Republic International Corp.                      8,065          175,978
   Loews Corp.                                           1,737          175,784
   HCC Insurance Holdings, Inc.+                         5,025          174,870
   RLI Corp.                                             2,974          170,410
   Delphi Financial Group, Inc. -- Class A+              3,280          169,346
   Hanover Insurance Group, Inc.                         3,200          167,744
   LandAmerica Financial Group, Inc.+                    2,454          166,504
   ProAssurance Corp.*                                   3,200          166,400
   Protective Life Corp.                                 3,311          164,689
   Conseco, Inc.*                                        6,611          164,085
   Safety Insurance Group, Inc.                          3,510          160,267
   SAFECO Corp.                                          3,184          159,869
   Selective Insurance Group, Inc.                       2,982          158,046
   First Acceptance Corp.*+                             11,808          157,046
   Argonaut Group, Inc.*                                 4,411          156,811
   Zenith National Insurance Corp.+                      3,249          156,374
   First American Corp.+                                 3,973          155,583
   Nationwide Financial Services, Inc.                   3,600          154,872
   AmerUs Group Co.                                      2,562          154,335
   Donegal Group, Inc. -- Class A                        5,825          151,974
   American Financial Group, Inc./OH+                    3,647          151,752
   Reinsurance Group of America, Inc.                    3,190          150,855
   Stancorp Financial Group, Inc.                        2,784          150,642
   Philadelphia Consolidated Holding Co.*+               4,399          150,182
   National Western Life Insurance Co. -- Class A*         640          148,666
   UICI                                                  3,999          147,923

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   American Physicians Capital, Inc.*                    2,964   $      142,272
   Unitrin, Inc.                                         3,040          141,390
   Horace Mann Educators Corp.                           7,441          139,891
   FPIC Insurance Group, Inc.*                           3,611          136,496
   American National Insurance Co.                       1,211          135,729
   Great American Financial Resources, Inc.              6,295          124,200
   CNA Surety Corp.*                                     4,159           69,580
   The Midland Co.                                       1,455           50,896
   Kansas City Life Insurance Co.                          919           47,090
   Fidelity National Title Group, Inc. -- Class A        2,067           47,066
   EMC Insurance Group, Inc.                             1,667           46,459
   Universal American Financial Corp.*                   2,934           45,184
   MetLife, Inc.                                           867           41,937
   Mercury General Corp.+                                  750           41,175
   Harleysville Group, Inc.                              1,047           31,085
   Crawford & Co. -- Class B                             4,439           26,634
   James River Group, Inc.*                                747           20,109
                                                                 --------------
   TOTAL INSURANCE                                                    8,334,059
                                                                 --------------
   BANKS 3.1%
   Bank of America Corp.                                14,307          651,541
   Wachovia Corp.+                                       7,040          394,592
   KeyCorp                                               6,670          245,456
   SunTrust Banks, Inc.                                  2,804          204,019
   M&T Bank Corp.                                        1,747          199,403
   National City Corp.                                   5,357          186,959
   BB&T Corp.+                                           4,557          178,634
   Wells Fargo & Co.                                     2,784          177,814
   First Citizens BancShares, Inc. -- Class A              857          165,401
   Gold Banc Corp., Inc.                                 8,135          149,033
   North Fork Bancorporation, Inc.+                      3,780          108,977
   U.S. Bancorp+                                           961           29,311
                                                                 --------------
   TOTAL BANKS                                                        2,691,140
                                                                 --------------
   CAPITAL MARKETS 1.8%
   Goldman Sachs Group, Inc.                             2,044          320,826
   Merrill Lynch & Co., Inc.                             3,670          289,049
   E*Trade Financial Corp.*+                             8,310          224,204
   Charles Schwab Corp.                                 11,191          192,597
   LaBranche & Co., Inc.*+                              11,090          175,333
   Blackrock, Inc.+                                      1,110          155,400
   Capital Southwest Corp.                               1,447          138,188
   Apollo Investment Corp.+                              3,370           60,020
   Morgan Stanley                                          780           49,000
                                                                 --------------
   TOTAL CAPITAL MARKETS                                              1,604,617
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.4%
   Washington Mutual, Inc.                               5,748          244,980
   Radian Group, Inc.+                                   2,984          179,786
   PMI Group, Inc.+                                      3,781          173,623
   Corus Bankshares, Inc.+                               2,702          160,607


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Webster Financial Corp.                               3,290   $      159,433
   ITLA Capital Corp.                                    2,394          115,439
   Doral Financial Corp.                                 8,189           94,583
   MGIC Investment Corp.                                 1,297           86,419
   Federal Agricultural Mortgage Corp.                     668           19,653
   R&G Financial Corp. -- Class B+                         900           11,394
   Fannie Mae                                              200           10,280
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   1,256,197
                                                                 --------------
   DIVERSIFIED FINANCIALS 1.4%
   Citigroup, Inc.                                      17,458          824,716
   J.P. Morgan Chase & Co.                               8,498          353,857
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                       1,178,573
                                                                 --------------
   REAL ESTATE 1.3%
   Highwoods Properties, Inc.                            5,351          180,489
   Winston Hotels, Inc.                                 12,906          146,741
   LTC Properties, Inc.                                  6,295          146,422
   CBL & Associates Properties, Inc.                     3,224          136,859
   Entertainment Properties Trust                        3,154          132,405
   Fieldstone Investment Corp.                          10,501          123,912
   AvalonBay Communities, Inc.+                          1,087          118,592
   Vornado Realty Trust+                                   965           92,640
   MFA Mortgage Investments, Inc.                        6,795           43,148
   CB Richard Ellis Group, Inc. -- Class A*                220           17,754
                                                                 --------------
   TOTAL REAL ESTATE                                                  1,138,962
                                                                 --------------
   CONSUMER FINANCE 1.2%
   Capital One Financial Corp.+                          2,364          190,349
   AmeriCredit Corp.*+                                   5,500          169,015
   Cash America International, Inc.+                     5,590          167,812
   United PanAm Financial Corp.*                         5,008          154,747
   Asta Funding, Inc.+                                   4,258          141,621
   Nelnet, Inc. -- Class A*                              3,371          140,402
   American Express Co.                                    680           35,734
                                                                 --------------
   TOTAL CONSUMER FINANCE                                               999,680
                                                                 --------------
TOTAL FINANCIALS                                                     17,203,228
                                                                 --------------
INFORMATION TECHNOLOGY 16.0%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.3%
   Intel Corp.                                          22,637          438,026
   Texas Instruments, Inc.                               8,718          283,074
   Freescale Semiconductor, Inc. -- Class B*             7,848          217,939
   OmniVision Technologies, Inc.*+                       6,667          201,343
   National Semiconductor Corp.+                         7,155          199,195
   Lam Research Corp.*                                   4,110          176,730
   LSI Logic Corp.*+                                    13,637          157,644
   Cirrus Logic, Inc.*                                  18,422          156,219
   Diodes, Inc.*                                         3,759          155,999
   Silicon Image, Inc.*+                                14,423          148,701
   Nvidia Corp.*+                                        2,582          147,845

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   Portalplayer, Inc.*+                                  6,200   $      137,826
   Novellus Systems, Inc.*+                              5,575          133,800
   Genesis Microchip, Inc.*+                             7,159          121,989
   IXYS Corp.*                                          11,522          106,233
   Skyworks Solutions, Inc.*                            10,942           74,296
   Sigmatel, Inc.*+                                      3,919           34,252
   MEMC Electronic Materials, Inc.*+                       233            8,602
   Broadcom Corp. -- Class A*                              160            6,906
                                                                 --------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                      2,906,619
                                                                 --------------
   COMPUTERS & PERIPHERALS 3.2%
   Hewlett-Packard Co.                                  12,287          404,242
   International Business Machines Corp.                 3,234          266,708
   Apple Computer, Inc.*                                 4,157          260,727
   EMC Corp./MA*                                        16,110          219,579
   NCR Corp.*+                                           4,810          201,010
   Brocade Communications Systems, Inc.*+               29,359          196,118
   Palm, Inc.*+                                          8,300          192,228
   Imation Corp.                                         3,784          162,372
   Komag, Inc.*+                                         3,170          150,892
   QLogic Corp.*+                                        7,740          149,769
   Sandisk Corp.*+                                       2,548          146,561
   Emulex Corp.*                                         8,189          139,950
   Intergraph Corp.*+                                    3,258          135,728
   Advanced Digital Information Corp.*                  14,107          123,860
   Dell, Inc.*+                                          2,818           83,864
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                      2,833,608
                                                                 --------------
   IT CONSULTING & SERVICES 2.7%
   First Data Corp.+                                     5,228          244,775
   Computer Sciences Corp.*                              3,880          215,534
   Fiserv, Inc.*                                         4,622          196,666
   Affiliated Computer Services, Inc. -- Class A*        2,984          178,025
   MPS Group, Inc.*+                                    11,406          174,512
   MoneyGram International, Inc.                         5,634          173,076
   Ceridian Corp.*                                       6,431          163,669
   Hewitt Associates, Inc. -- Class A*+                  5,298          157,562
   Sabre Holdings Corp.                                  6,628          155,957
   Automatic Data Processing, Inc.                       3,214          146,816
   Forrester Research, Inc.*                             6,503          145,147
   BISYS Group, Inc.*                                    9,289          125,216
   infoUSA, Inc. -- Class B*                             7,428           96,415
   Sykes Enterprises, Inc.*                              6,153           87,250
   Global Payments, Inc.                                 1,207           63,983
   Infocrossing, Inc.*+                                  2,944           35,475
   Covansys Corp.*                                       2,004           34,449
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                     2,394,527
                                                                 --------------


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   SOFTWARE 2.2%
   Microsoft Corp.                                      21,649   $      589,069
   MicroStrategy, Inc. -- Class A*+                      1,660          174,781
   CA, Inc.+                                             5,936          161,519
   Pegasystems, Inc.*                                   17,778          145,069
   Lawson Software, Inc.*+                              18,635          142,930
   Internet Security Systems, Inc.*                      5,812          139,372
   Compuware Corp.*                                     17,108          133,956
   Fair Isaac Corp.+                                     3,341          132,370
   RSA Security, Inc.*                                   6,465          115,982
   Synopsys, Inc.*                                       4,520          101,022
   Secure Computing Corp.*                               4,736           54,653
   MRO Software, Inc.*                                   2,157           34,426
   TIBCO Software, Inc.*                                 3,700           30,932
   Oracle Corp.*                                           620            8,488
                                                                 --------------
   TOTAL SOFTWARE                                                     1,964,569
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Motorola, Inc.+                                      12,566          287,887
   Cisco Systems, Inc.*                                 12,029          260,668
   Avaya, Inc.*+                                        15,458          174,675
   Belden CDT, Inc.+                                     6,031          164,224
   ADTRAN, Inc.+                                         6,230          163,101
   Andrew Corp.*                                        11,320          139,010
   Ixia*+                                                9,446          134,700
   Polycom, Inc.*                                        6,122          132,725
   Juniper Networks, Inc.*+                              6,871          131,374
   Qualcomm, Inc.                                        1,814           91,807
   Digi International, Inc.*                             2,014           23,503
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     1,703,674
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   Jabil Circuit, Inc.*                                  4,741          203,199
   Solectron Corp.*                                     42,725          170,900
   Coherent, Inc.*                                       4,736          166,281
   Rofin-Sinar Technologies, Inc.*                       2,880          155,894
   Arrow Electronics, Inc.*                              4,798          154,832
   Dolby Laboratories, Inc. -- Class A*                  6,640          138,776
   Tech Data Corp.*                                      3,690          136,198
   MTS Systems Corp.                                     1,357           56,763
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           1,182,843
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 1.0%
   Digital River, Inc.*+                                 4,330          188,831
   RealNetworks, Inc.*                                  20,150          166,237
   ValueClick, Inc.*+                                    8,805          148,981
   Sonicwall, Inc.*+                                    17,428          123,564
   United Online, Inc.                                   6,595           84,812
   Google, Inc. -- Class A*                                100           39,000
   EarthLink, Inc.*                                      3,569           34,084
   Digital Insight Corp.*                                  920           33,488
   eBay, Inc.*+                                            310           12,109
   Yahoo!, Inc.*+                                          310           10,001
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   841,107
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*+                                         9,196   $      139,779
                                                                 --------------
   TOTAL OFFICE ELECTRONICS                                             139,779
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         13,966,726
                                                                 --------------
CONSUMER DISCRETIONARY 13.0%
   SPECIALTY RETAIL 3.3%
   Home Depot, Inc.+                                     9,335          394,870
   Lowe's Cos., Inc.+                                    4,178          269,230
   Staples, Inc.+                                        7,589          193,671
   Group 1 Automotive, Inc.                              4,030          191,586
   Payless Shoesource, Inc.*                             7,817          178,931
   Claire's Stores, Inc.                                 4,860          176,467
   Dress Barn, Inc.*+                                    3,648          174,922
   Barnes & Noble, Inc.                                  3,529          163,216
   Burlington Coat Factory Warehouse Corp.               3,390          154,076
   Men's Wearhouse, Inc.+                                4,090          146,995
   Escala Group, Inc.*+                                  5,436          142,369
   Rent-A-Center, Inc.*                                  5,165          132,172
   Sonic Automotive, Inc.                                4,760          132,138
   Talbots, Inc.+                                        4,287          115,192
   Too, Inc.*                                            3,150          108,203
   Sports Authority, Inc.*                               2,167           79,962
   Guess ?, Inc.*+                                       1,417           55,419
   Genesco, Inc.*+                                       1,127           43,829
   Syms Corp.                                            2,042           30,630
   Stein Mart, Inc.                                      1,667           29,039
   Charming Shoppes, Inc.*+                                590            8,773
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                             2,921,690
                                                                 --------------
   MEDIA 2.6%
   Time Warner, Inc.                                    20,471          343,708
   The Walt Disney Co.+                                 10,296          287,155
   McGraw-Hill Cos., Inc.+                               3,570          205,703
   Omnicom Group, Inc.+                                  2,054          170,996
   Lamar Advertising Co.*+                               3,241          170,541
   Meredith Corp.                                        2,800          156,212
   World Wrestling Entertainment, Inc.                   8,852          149,599
   John Wiley & Sons, Inc. -- Class A                    3,468          131,264
   Sinclair Broadcast Group, Inc. -- Class A            14,744          120,164
   Cox Radio Inc. -- Class A*                            8,597          115,372
   McClatchy Co. -- Class A+                             2,114          103,269
   Salem Communications Corp. /DE -- Class A*            6,648           99,786
   Morningstar, Inc.*                                    1,897           84,929
   Playboy Enterprises, Inc. -- Class B*+                5,612           79,690
   Journal Communications, Inc. -- Class A               4,219           52,316
   Comcast Corp. -- Class A*                               667           17,449
   Viacom, Inc. -- Class B*+                               200            7,760
                                                                 --------------
   TOTAL MEDIA                                                        2,295,913
                                                                 --------------


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 2.2%
   Lennar Corp. -- Class A                               3,300   $      199,254
   Pulte Homes, Inc.+                                    4,825          185,376
   Centex Corp.                                          2,940          182,251
   Whirlpool Corp.                                       1,960          179,281
   Black & Decker Corp.+                                 1,974          171,521
   Ryland Group, Inc.+                                   2,330          161,702
   NVR, Inc.*                                              210          155,179
   Toll Brothers, Inc.*+                                 4,475          154,969
   Snap-On, Inc.                                         3,960          150,955
   Meritage Homes Corp.*                                 2,560          140,698
   Mohawk Industries, Inc.*                              1,580          127,538
   Stanley Furniture Co.                                 4,336          126,828
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                           1,935,552
                                                                 --------------
   TEXTILES & APPAREL 1.4%
   Jones Apparel Group, Inc.+                            5,538          195,879
   Phillips-Van Heusen Corp.                             4,665          178,250
   Skechers U.S.A., Inc. -- Class A*                     7,140          178,000
   Nike, Inc. -- Class B+                                2,044          173,944
   Polo Ralph Lauren Corp.                               2,724          165,102
   Steven Madden, Ltd.                                   4,535          160,992
   K-Swiss, Inc. -- Class A                              4,069          122,640
                                                                 --------------
   TOTAL TEXTILES & APPAREL                                           1,174,807
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 1.2%
   McDonald's Corp.                                      7,261          249,488
   Yum! Brands, Inc.                                     3,490          170,521
   Landry's Restaurants, Inc.                            4,780          168,877
   Dover Downs Gaming & Entertainment, Inc.              7,529          163,831
   Dover Motorsports, Inc.                              21,443          117,722
   GTECH Holdings Corp.                                  2,412           82,129
   Bluegreen Corp.*                                      3,278           43,335
   Luby's, Inc.*+                                        1,557           19,447
   Multimedia Games, Inc.*+                              1,160           17,261
   Krispy Kreme Doughnuts, Inc.*+                        1,327           11,917
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,044,528
                                                                 --------------
   MULTILINE RETAIL 0.6%
   J.C. Penney Holding Co., Inc.+                        3,740          225,934
   Dollar Tree Stores, Inc.*                             5,790          160,209
   Nordstrom, Inc.                                       2,532           99,204
   Target Corp.                                          1,426           74,166
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               559,513
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.5%
   Hasbro, Inc.                                          6,880          145,168
   RC2 Corp.*                                            3,120          124,207
   Brunswick Corp.                                       3,023          117,474
   Jakks Pacific, Inc.*                                  1,140           30,484
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   417,333
                                                                 --------------
   INTERNET & CATALOG RETAIL 0.3%
   Blair Corp.                                           3,590          148,662
   Systemax, Inc.*                                      16,311          117,765
                                                                 --------------
   TOTAL INTERNET & CATALOG RETAIL                                      266,427
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Alderwoods Group, Inc.*                               8,714   $      155,981
   Stewart Enterprises, Inc. -- Class A                 15,706           89,681
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               245,662
                                                                 --------------
   AUTO COMPONENTS 0.2%
   Aftermarket Technology Corp.*                         6,788          153,477
   Modine Manufacturing Co.                                577           17,021
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                170,498
                                                                 --------------
   DISTRIBUTORS 0.2%
   Building Material Holding Corp.+                      4,580          163,231
                                                                 --------------
   TOTAL DISTRIBUTORS                                                   163,231
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Career Education Corp.*                               4,209          158,805
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 158,805
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         11,353,959
                                                                 --------------
HEALTH CARE 11.9%

   HEALTH CARE PROVIDERS & SERVICES 4.8%
   UnitedHealth Group, Inc.                              5,775          322,592
   WellPoint, Inc.*                                      3,391          262,565
   CIGNA Corp.                                           1,957          255,623
   McKesson Corp.                                        4,681          244,021
   Cardinal Health, Inc.                                 3,110          231,757
   AmerisourceBergen Corp.                               4,490          216,732
   Express Scripts, Inc.*+                               2,448          215,179
   Aetna, Inc.+                                          4,354          213,956
   Medicis Pharmaceutical Corp. -- Class A+              5,864          191,166
   Caremark Rx, Inc.*+                                   3,861          189,884
   Ventiv Health, Inc.*                                  5,600          186,032
   Humana, Inc.*+                                        3,511          184,854
   Medco Health Solutions, Inc.*                         3,184          182,189
   Coventry Health Care, Inc.*+                          3,214          173,492
   HCA, Inc.+                                            3,761          172,216
   Manor Care, Inc.+                                     3,819          169,373
   Henry Schein, Inc.*                                   3,530          168,946
   United Surgical Partners International, Inc.*         4,251          150,528
   Vital Images, Inc.*                                   3,895          132,742
   PRA International*                                    4,585          113,662
   Allied Healthcare International, Inc.*               21,669          105,095
   The Trizetto Group, Inc.*                             2,982           52,453
   Per-Se Technologies, Inc.*+                           1,699           45,295
   SFBC International, Inc.*+                              950           23,161
   American Retirement Corp.*                              757           19,394
   Lincare Holdings, Inc.*                                 420           16,363
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             4,239,270
                                                                 --------------
   PHARMACEUTICALS 3.2%
   Pfizer, Inc.                                         25,220          628,482
   Johnson & Johnson, Inc.                               6,424          380,429
   Merck & Co., Inc.                                    10,112          356,246


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Abbott Laboratories                                   7,508   $      318,865
   Endo Pharmaceuticals Holdings, Inc.*                  4,598          150,860
   Alpharma, Inc. -- Class A                             5,581          149,682
   Kos Pharmaceuticals, Inc.*                            2,686          128,310
   Hi-Tech Pharmacal Co., Inc.*                          4,236          119,455
   Watson Pharmaceuticals, Inc.*+                        4,146          119,156
   First Horizon Pharmaceutical Corp.*                   4,136          104,269
   Andrx Corp.*                                          3,821           90,711
   King Pharmaceuticals, Inc.*+                          5,190           89,528
   Connetics Corp.*+                                     3,670           62,133
   Wyeth                                                 1,010           49,005
   CNS, Inc.                                             1,864           40,151
   Bentley Pharmaceuticals, Inc.*+                       1,487           19,554
   Eli Lilly & Co.                                         290           16,037
                                                                 --------------
   TOTAL PHARMACEUTICALS                                              2,822,873
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
   Fisher Scientific International, Inc.*+               2,914          198,298
   Thermo Electron Corp.*                                5,070          188,046
   DJ Orthopedics, Inc.*+                                4,270          169,775
   Haemonetics Corp./MA*                                 3,180          161,449
   Intuitive Surgical, Inc.*+                            1,360          160,480
   Dade Behring Holdings, Inc.                           4,440          158,552
   Molecular Devices Corp.*                              4,660          154,526
   ICU Medical, Inc.*                                    4,170          150,912
   Health Tronics Surgical Services, Inc.*              18,098          149,671
   Bio--Rad Laboratories, Inc. -- Class A*+              2,334          145,525
   West Pharmaceutical Services, Inc.                    3,120          108,326
   Thoratec Corp.*                                       5,038           97,082
   Orasure Technologies, Inc.*+                          9,235           95,121
   Angiodynamics, Inc.*+                                 2,524           75,871
   TriPath Imaging, Inc.*                               10,032           70,023
   Medtronic, Inc.                                       1,183           60,037
   Cantel Medical Corp.*                                 3,569           58,496
   Integra LifeSciences Holdings Corp.*                  1,247           51,102
   Palomar Medical Technologies, Inc.*+                    890           29,771
   Immucor, Inc.*                                        1,007           28,891
   Vital Signs, Inc.                                       414           22,741
   Greatbatch, Inc.*                                       837           18,339
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             2,353,034
                                                                 --------------
   BIOTECHNOLOGY 1.2%
   Amgen, Inc.*+                                         5,186          377,281
   Invitrogen Corp.*+                                    2,240          157,091
   United Therapeutics Corp.*+                           2,188          145,021
   Pharmion Corp.*+                                      7,822          140,952

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Albany Molecular Research, Inc.*+                     9,822   $       99,791
   Applera Corp. - Applied Biosystems Group+             3,490           94,719
   Savient Pharmaceuticals, Inc.*                        1,587            8,459
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                1,023,314
                                                                 --------------
TOTAL HEALTH CARE                                                    10,438,491
                                                                 --------------
INDUSTRIALS 11.6%
   MACHINERY 2.6%
   Illinois Tool Works, Inc.                             2,157          207,741
   Parker Hannifin Corp.                                 2,547          205,314
   Crane Co.                                             4,644          190,450
   Kaydon Corp.+                                         4,408          177,907
   Timken Co.+                                           5,197          167,707
   Cummins, Inc.+                                        1,590          167,109
   Terex Corp.*                                          2,070          164,027
   Albany International Corp. -- Class A                 4,259          162,225
   Watts Industries, Inc. -- Class A                     4,410          160,259
   Barnes Group, Inc.+                                   3,940          159,570
   Circor International, Inc.                            5,270          153,884
   Commercial Vehicle Group, Inc.*                       6,723          129,149
   Accuride Corp.*                                      10,392          119,508
   Cascade Corp.+                                          857           45,293
   JLG Industries, Inc.+                                 1,360           41,874
   Titan International, Inc.                             1,527           26,356
   Caterpillar, Inc.                                       100            7,181
                                                                 --------------
   TOTAL MACHINERY                                                    2,285,554
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   Waste Management, Inc.                                5,725          202,093
   Manpower, Inc.                                        3,180          181,832
   United Stationers, Inc.*                              3,380          179,478
   CBIZ, Inc.*                                          20,549          164,392
   Adesa, Inc.                                           6,011          160,734
   Steelcase, Inc. -- Class A+                           8,362          150,516
   Sourcecorp, Inc.*                                     6,052          145,914
   Labor Ready, Inc.*+                                   6,083          145,688
   West Corp.*                                           3,248          145,056
   Kforce.Com*                                          10,679          136,157
   M&F Worldwide Corp.*                                  8,066          115,182
   Spherion Corp.*+                                      5,763           59,935
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,786,977
                                                                 --------------
   AEROSPACE & DEFENSE 2.0%
   Boeing Co.                                            3,750          292,238
   Lockheed Martin Corp.                                 2,904          218,178
   L-3 Communications Holdings, Inc.                     2,470          211,901
   Northrop Grumman Corp.                                3,090          211,016
   General Dynamics Corp.                                3,268          209,087
   Precision Castparts Corp.                             3,466          205,880
   Raytheon Co.                                          4,385          201,008
   Esterline Technologies Corp.*                         3,748          160,227
   United Technologies Corp.                               510           29,565


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (CONTINUED)                              March 31, 2006
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   Innovative Solutions & Support, Inc.*                   570   $        7,410
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                          1,746,510
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 1.3%
   General Electric Co.                                 26,597          925,044
   Teleflex, Inc.                                        2,374          170,049
   3M Co.                                                  280           21,193
                                                                 --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     1,116,286
                                                                 --------------
   ELECTRICAL EQUIPMENT 1.3%
   Roper Industries, Inc.                                3,630          176,527
   Regal-Beloit Corp.+                                   4,010          169,503
   A.O. Smith Corp.+                                     3,160          166,848
   Thomas & Betts Corp.*+                                3,140          161,333
   Vicor Corp.                                           7,318          144,384
   LSI Industries, Inc.                                  7,491          127,647
   Preformed Line Products Co.                           2,914           98,843
   Global Power Equipment Group, Inc.*+                 13,491           51,940
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                         1,097,025
                                                                 --------------
   ROAD & RAIL 0.9%
   Norfolk Southern Corp.                                5,501          297,439
   Burlington Northern Santa Fe Corp.                    2,790          232,491
   SCS Transportation, Inc.*                             5,320          154,865
   RailAmerica, Inc.*                                   12,519          133,453
                                                                 --------------
   TOTAL ROAD & RAIL                                                    818,248
                                                                 --------------
   AIRLINES 0.5%
   Southwest Airlines Co.+                              13,577          244,250
   Continental Airlines, Inc. -- Class B*+               5,058          136,060
   Mesa Air Group, Inc.*+                                7,012           80,218
                                                                 --------------
   TOTAL AIRLINES                                                       460,528
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.4%
   EMCOR Group, Inc.*                                    3,850          191,191
   URS Corp.*                                            4,000          161,000
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                     352,191
                                                                 --------------
   BUILDING PRODUCTS 0.3%
   ElkCorp+                                              4,231          142,796
   Universal Forest Products, Inc.                       1,467           93,140
                                                                 --------------
   TOTAL BUILDING PRODUCTS                                              235,936
                                                                 --------------
   AIR FREIGHT & COURIERS 0.2%
   HUB Group, Inc. -- Class A*                           2,890          131,726
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                         131,726
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   MSC Industrial Direct Co. -- Class A                  1,167           63,041
   Watsco, Inc.                                            290           20,605
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                83,646
                                                                 --------------
TOTAL INDUSTRIALS                                                    10,114,627
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
ENERGY 7.5%
   OIL & GAS 5.3%
   Exxon Mobil Corp.+                                   15,703   $      955,685
   ConocoPhillips+                                       6,125          386,794
   EOG Resources, Inc.+                                  3,640          262,080
   Occidental Petroleum Corp.+                           2,630          243,670
   Valero Energy Corp.                                   4,071          243,364
   Frontier Oil Corp.+                                   3,938          233,720
   Chevron Corp.                                         3,967          229,967
   Kerr-McGee Corp.                                      2,190          209,101
   Sunoco, Inc.                                          2,542          197,183
   Burlington Resources, Inc.                            2,044          187,864
   Tesoro Corp.+                                         2,677          182,946
   Marathon Oil Corp.+                                   2,364          180,066
   Giant Industries, Inc.*                               2,561          178,092
   Pogo Producing Co.+                                   3,154          158,489
   Callon Petroleum Co.*                                 7,202          151,386
   W&T Offshore, Inc.+                                   3,640          146,728
   Swift Energy Co.*+                                    3,470          129,986
   Forest Oil Corp.*                                     2,067           76,851
   Noble Energy, Inc.+                                   1,457           63,992
   St. Mary Land & Exploration Co.+                      1,247           50,915
   Amerada Hess Corp.                                      320           45,568
   Harvest Natural Resources, Inc.*+                     3,749           36,440
   Newfield Exploration Co.*+                              660           27,654
   Holly Corp.                                             170           12,600
   Remington Oil & Gas Corp.*                              180            7,780
                                                                 --------------
   TOTAL OIL & GAS                                                    4,598,921
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 2.2%
   Maverick Tube Corp.*+                                 3,670          194,473
   Patterson-UTI Energy, Inc.                            6,068          193,933
   Veritas DGC, Inc.*+                                   3,887          176,431
   Tidewater, Inc.+                                      3,010          166,242
   Pride International, Inc.*+                           5,178          161,450
   Parker Drilling Co.*                                 16,470          152,677
   Grey Wolf, Inc.*+                                    20,439          152,066
   Helmerich & Payne, Inc.                               1,910          133,356
   NS Group, Inc.*+                                      2,880          132,567
   GulfMark Offshore, Inc.*                              4,279          118,956
   Lone Star Technologies, Inc.*                         2,054          113,812
   Hydril Co.*                                             890           69,376
   Rowan Cos., Inc.+                                     1,557           68,446
   Global Industries, Ltd.*                              3,579           51,860
   Superior Energy Services, Inc.*+                      1,647           44,123
   Lufkin Industries, Inc.                                 230           12,751
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,942,519
                                                                 --------------
TOTAL ENERGY                                                          6,541,440
                                                                 --------------
CONSUMER STAPLES 5.2%
   FOOD PRODUCTS 1.4%
   Corn Products International, Inc.                     6,680          197,528
   General Mills, Inc.+                                  3,511          177,937
   Dean Foods Co.*                                       4,479          173,920


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                              March 31, 2006
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   Del Monte Foods Co.                                  14,214   $      168,578
   Kellogg Co.                                           3,700          162,948
   Seaboard Corp.+                                          95          151,430
   Kraft Foods, Inc. -- Class A+                         4,747          143,882
   Archer-Daniels-Midland Co.                              390           13,123
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                1,189,346
                                                                 --------------
   BEVERAGES 1.3%
   Coca-Cola Co.+                                        9,098          380,933
   Pepsi Bottling Group, Inc.                            5,634          171,217
   Brown-Forman Corp. -- Class B                         2,174          167,333
   Constellation Brands, Inc. -- Class A*                6,520          163,326
   PepsiCo, Inc.                                         2,630          151,988
   PepsiAmericas, Inc.                                   4,450          108,802
   Hansen Natural Corp.*                                   190           23,950
                                                                 --------------
   TOTAL BEVERAGES                                                    1,167,549
                                                                 --------------
   TOBACCO 1.0%
   Altria Group, Inc.                                    7,648          541,937
   Reynolds American, Inc.+                              1,880          198,340
   Loews Corp. - Carolina Group                          3,290          155,519
                                                                 --------------
   TOTAL TOBACCO                                                        895,796
                                                                 --------------
   HOUSEHOLD PRODUCTS 0.9%
   Procter & Gamble Co.                                  7,362          424,198
   Kimberly-Clark Corp.                                  3,350          193,630
   Energizer Holdings, Inc.*                             2,490          131,970
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                             749,798
                                                                 --------------
   FOOD & DRUG RETAILING 0.6%
   Costco Wholesale Corp.+                               3,911          211,820
   Wal-Mart Stores, Inc.                                 4,348          205,399
   Sysco Corp.+                                          3,280          105,124
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                          522,343
                                                                 --------------
TOTAL CONSUMER STAPLES                                                4,524,832
                                                                 --------------
MATERIALS 4.1%
   METALS & MINING 1.6%
   Nucor Corp.+                                          2,690          281,885
   Freeport-McMoRan Copper & Gold, Inc. -- Class B+      3,834          229,158
   Reliance Steel & Aluminum Co.+                        2,060          193,475
   Quanex Corp.                                          2,628          175,104
   Roanoke Electric Steel Corp.                          4,988          161,113
   Ryerson Tull, Inc.+                                   5,884          157,456
   Schnitzer Steel Industries, Inc. -- Class A+          2,384          102,154
   Carpenter Technology Corp.                              270           25,520
   Cleveland-Cliffs, Inc.+                                 210           18,295
   Phelps Dodge Corp.                                      220           17,717
                                                                 --------------
   TOTAL METALS & MINING                                              1,361,877
                                                                 --------------
   CHEMICALS 1.4%
   Dow Chemical Co.                                      5,698          231,347
   Monsanto Co.+                                         2,320          196,620
   Air Products & Chemicals, Inc.                        2,784          187,057

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   Cytec Industries, Inc.+                               2,831   $      169,888
   Valspar Corp.                                         5,880          163,876
   Lyondell Chemical Co.                                 8,030          159,797
   Lubrizol Corp.+                                       3,609          154,646
                                                                 --------------
   TOTAL CHEMICALS                                                    1,263,231
                                                                 --------------
   CONSTRUCTION MATERIALS 0.4%
   Eagle Materials, Inc.+                                3,660          233,361
   Lafarge North America, Inc.                           1,890          158,760
                                                                 --------------
   TOTAL CONSTRUCTION MATERIALS                                         392,121
                                                                 --------------
   CONTAINERS & PACKAGING 0.4%
   Bemis Co.                                             5,368          169,522
   Greif, Inc. -- Class A                                2,384          163,113
                                                                 --------------
   TOTAL CONTAINERS & PACKAGING                                         332,635
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.3%
   Louisiana-Pacific Corp.+                              5,678          154,442
   Weyerhaeuser Co.                                      1,864          135,009
                                                                 --------------
   TOTAL PAPER & FOREST PRODUCTS                                        289,451
                                                                 --------------
TOTAL MATERIALS                                                       3,639,315
                                                                 --------------
UTILITIES 3.1%
   ELECTRIC UTILITIES 1.4%
   Edison International+                                 5,406          222,619
   FirstEnergy Corp.+                                    3,480          170,172
   Entergy Corp.                                         2,444          168,489
   Pepco Holdings, Inc.+                                 7,132          162,538
   Cleco Corp.                                           7,246          161,803
   Duquesne Light Holdings, Inc.                         9,309          153,599
   Westar Energy, Inc.                                   6,840          142,341
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                           1,181,561
                                                                 --------------
   MULTI-UTILITIES 1.3%
   Duke Energy Corp.+                                    7,382          215,185
   DTE Energy Co.+                                       4,430          177,599
   Wisconsin Energy Corp.                                4,229          169,118
   SCANA Corp.                                           4,199          164,769
   NSTAR                                                 5,508          157,584
   NorthWestern Corp.+                                   4,978          155,015
   CenterPoint Energy, Inc.+                            11,679          139,330
                                                                 --------------
   TOTAL MULTI-UTILITIES                                              1,178,600
                                                                 --------------
   GAS UTILITIES 0.4%
   Oneok, Inc.                                           5,411          174,517
   Nicor, Inc.+                                          4,136          163,620
                                                                 --------------
   TOTAL GAS UTILITIES                                                  338,137
                                                                 --------------
TOTAL UTILITIES                                                       2,698,298
                                                                 --------------
   TELECOMMUNICATION SERVICES 2.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
   BellSouth Corp.+                                      9,529          330,180
   AT&T, Inc.                                            6,165          166,702
   Citizens Communications Co.+                         12,555          166,605
   Verizon Communications, Inc.                          4,157          141,587
   Fairpoint Communications, Inc.                       10,230          141,379
   Golden Telecom, Inc.+                                 4,691          140,964


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   Arbinet-thexchange, Inc.*                            10,879   $       80,069
   SureWest Communications                               2,098           50,604
   Hungarian Telephone & Cable Corp.*                      937           15,011
                                                                 --------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
      SERVICES                                                        1,233,101
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   Sprint Nextel Corp.                                  10,839          280,080
   Telephone & Data Systems, Inc.                        4,281          168,842
   UbiquiTel, Inc.*                                     16,040          162,004
   U.S. Cellular Corp.*                                  2,147          127,446
   Wireless Facilities, Inc.*+                           9,205           37,004
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            775,376
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      2,008,477
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $69,197,210)                                                82,489,393
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                               ---------------
REPURCHASE AGREEMENTS 6.8%
Repurchase Agreement (Note 5)
   4.50% due 04/03/06                            $     180,691          180,691
   4.40% due 04/03/06                                3,876,828        3,876,828
   4.15% due 04/03/06                                1,897,254        1,897,254
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,954,773)                                                  5,954,773
                                                                 --------------
SECURITIES LENDING COLLATERAL 16.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                               14,210,886       14,210,886
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $14,210,886)                                                14,210,886
                                                                 --------------
TOTAL INVESTMENTS 117.5%
   (Cost $89,362,869)                                            $  102,655,052
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (17.5)%                                        $  (15,272,671)
                                                                 ==============
NET ASSETS - 100.0%                                              $   87,382,381

===============================================================================

                                                                     UNREALIZED
                                                                     GAIN (LOSS)
                                                     CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,995,500)                                 25   $       57,017
June 2006 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,540,000)                                 20           24,929
June 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,369,200)                                 21           (4,400)
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $4,904,700)                                      $       77,546
                                                                 ==============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.7%

INDUSTRIALS 56.7%
   CONSTRUCTION & ENGINEERING 17.0%
   Fluor Corp.+                                        120,997   $   10,381,542
   Jacobs Engineering Group, Inc.*                      94,120        8,163,969
   McDermott International, Inc.*                      117,655        6,406,315
   Foster Wheeler, Ltd.*+                              120,490        5,700,382
   Shaw Group, Inc.*+                                  185,415        5,636,616
   EMCOR Group, Inc.*                                  103,338        5,131,765
   Granite Construction, Inc.                          102,020        4,966,334
   Quanta Services, Inc.*+                             295,570        4,735,031
   URS Corp.*                                          114,582        4,611,925
   Washington Group International, Inc.+                71,792        4,120,143
   Chicago Bridge & Iron NV Co.                        169,629        4,071,096
   Insituform Technologies, Inc. --
      Class A*                                         110,676        2,943,982
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                  66,869,100
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 15.8%
   W.W. Grainger, Inc.                                 126,809        9,555,058
   Fastenal Co.+                                       201,384        9,533,519
   MSC Industrial Direct Co. --
      Class A                                          135,007        7,293,078
   WESCO International, Inc.*+                         101,110        6,876,491
   United Rentals, Inc.*+                              186,125        6,421,312
   GATX Corp.+                                         133,323        5,504,907
   Watsco, Inc.                                         74,900        5,321,645
   Applied Industrial
      Technologies, Inc.+                               96,008        4,281,957
   Beacon Roofing Supply, Inc.*+                        93,012        3,780,008
   UAP Holding Corp.                                   175,200        3,766,800
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                            62,334,775
                                                                 --------------
   ELECTRICAL EQUIPMENT 8.1%
   ABB Ltd. -- SP ADR*+                                408,700        5,129,185
   Emerson Electric Co.                                 61,190        5,117,320
   Rockwell Automation, Inc.                            45,737        3,288,947
   Cooper Industries Ltd. -- Class A                    29,900        2,598,310
   American Power Conversion Corp.                      97,600        2,255,536
   Roper Industries, Inc.                               41,383        2,012,455
   Hubbell, Inc. -- Class B                             33,200        1,701,832
   Thomas & Betts Corp.*                                31,600        1,623,608
   AMETEK, Inc.+                                        35,900        1,614,064
   Energy Conversion Devices, Inc.*+                    26,800        1,318,024
   A.O. Smith Corp.+                                    23,100        1,219,680
   Acuity Brands, Inc.                                  29,601        1,184,040
   Evergreen Solar, Inc.*+                              65,607        1,010,348
   Regal-Beloit Corp.+                                  23,700        1,001,799
   General Cable Corp.*                                 31,700          961,461
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                        32,036,609
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   ROAD & RAIL 7.9%
   Burlington Northern Santa Fe Corp.                   51,967   $    4,330,410
   Union Pacific Corp.                                  42,737        3,989,499
   Norfolk Southern Corp.                               69,389        3,751,863
   Canadian National Railway Co.                        82,787        3,748,595
   CSX Corp.                                            49,228        2,943,835
   Canadian Pacific Railway Ltd.+                       43,837        2,190,535
   J.B. Hunt Transport Services, Inc.+                  62,200        1,339,788
   Laidlaw International, Inc.                          46,537        1,265,806
   CNF, Inc.+                                           24,300        1,213,542
   Amerco, Inc.*+                                       12,239        1,211,294
   Landstar System, Inc.                                27,000        1,191,240
   Kansas City Southern*+                               45,000        1,111,500
   YRC Worldwide, Inc.*+                                26,800        1,020,008
   Knight Transportation, Inc.+                         50,500          997,375
   Swift Transportation Co., Inc.*                      42,500          923,525
                                                                 --------------
   TOTAL ROAD & RAIL                                                 31,228,815
                                                                 --------------
   AIRLINES 7.9%
   Southwest Airlines Co.+                             345,384        6,213,458
   Ryanair Holdings PLC -- SP ADR*+                     88,572        4,844,888
   AMR Corp.*+                                         144,207        3,900,799
   Gol Linhas Aereas Inteligentes
      SA -- SP ADR+                                    138,770        3,719,036
   Continental Airlines, Inc. --
      Class B*+                                         94,923        2,553,429
   Lan Airlines SA-SP ADR+                              64,888        2,542,961
   AirTran Holdings, Inc.*+                            114,254        2,069,140
   SkyWest, Inc.                                        64,288        1,881,710
   JetBlue Airways Corp.*+                             171,790        1,841,589
   Alaska Air Group, Inc.*+                             43,437        1,539,842
                                                                 --------------
   TOTAL AIRLINES                                                    31,106,852
                                                                 --------------
TOTAL INDUSTRIALS                                                   223,576,151
                                                                 --------------
MATERIALS 25.6%
   CONSTRUCTION MATERIALS 17.4%
   Cemex SA de CV -- SP ADR+                           273,900       17,880,192
   Vulcan Materials Co.+                               142,253       12,326,223
   Martin Marietta Materials, Inc.                      86,159        9,221,598
   Florida Rock Industries, Inc.                       129,679        7,290,553
   Eagle Materials, Inc.+                              107,083        6,827,612
   Headwaters, Inc.*+                                  134,979        5,370,815
   Texas Industries, Inc.+                              81,676        4,940,581
   Lafarge North America, Inc.                          57,200        4,804,800
                                                                 --------------
   TOTAL CONSTRUCTION MATERIALS                                      68,662,374
                                                                 --------------
   METALS & MINING 8.2%
   BHP Billiton Ltd. -- SP ADR+                        114,218        4,551,587
   Rio Tinto PLC -- SP ADR                              17,300        3,581,100
   Anglo American PLC -- ADR+                          162,836        3,186,701


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Companhia Vale do Rio Doce --
      SP ADR+                                           61,655   $    2,992,117
   Mittal Steel NV Co. -- Class A+                      57,247        2,161,074
   POSCO -- SP ADR+                                     31,123        1,985,647
   Nucor Corp.+                                         17,522        1,836,130
   Newmont Mining Corp.+                                35,316        1,832,547
   Alcan, Inc.+                                         35,201        1,609,742
   Phelps Dodge Corp.                                   19,931        1,605,044
   AngloGold Ashanti Ltd. --
      SP ADR+                                           28,285        1,530,784
   Barrick Gold Corp.                                   53,824        1,466,166
   Falconbridge Ltd.                                    40,639        1,424,397
   Alcoa, Inc.                                          44,543        1,361,234
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                            21,140        1,263,538
                                                                 --------------
   TOTAL METALS & MINING                                             32,387,808
                                                                 --------------
TOTAL MATERIALS                                                     101,050,182
                                                                 --------------
ENERGY 7.9%
   ENERGY EQUIPMENT & SERVICES 7.9%
   Schlumberger Ltd.+                                   39,250        4,967,872
   Halliburton Co.+                                     43,550        3,180,021
   Transocean, Inc.*+                                   35,050        2,814,515
   Tenaris SA -- SP ADR+                                15,050        2,719,083
   Baker Hughes, Inc.+                                  35,800        2,448,720
   GlobalSantaFe Corp.+                                 33,300        2,022,975
   Diamond Offshore Drilling, Inc.+                     21,873        1,957,634
   Noble Corp.                                          20,463        1,659,549
   BJ Services Co.+                                     47,750        1,652,150
   Nabors Industries Ltd.*+                             22,800        1,632,024
   ENSCO International, Inc.+                           28,550        1,468,898
   Smith International, Inc.+                           36,350        1,416,196
   Patterson-UTI Energy, Inc.                           34,350        1,097,826
   Precision Drilling Trust+                            32,700        1,057,518
   Weatherford International Ltd.*+                     21,388          978,501
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 31,073,482
                                                                 --------------
TOTAL ENERGY                                                         31,073,482
                                                                 --------------
HEALTH CARE 7.0%
   BIOTECHNOLOGY 7.0%
   Amgen, Inc.*                                         59,787        4,349,504
   Genentech, Inc.*+                                    51,407        4,344,405
   Gilead Sciences, Inc.*                               45,100        2,806,122
   Celgene Corp.*+                                      51,200        2,264,064
   Biogen Idec, Inc.*                                   42,800        2,015,880
   Genzyme Corp.*                                       28,218        1,896,814

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Medimmune, Inc.*+                                    42,300   $    1,547,334
   Chiron Corp.*                                        32,600        1,493,406
   Amylin Pharmaceuticals, Inc.*+                       27,618        1,351,901
   Applera Corp. - Applied
      Biosystems Group+                                 42,200        1,145,308
   PDL BioPharma, Inc.*+                                33,900        1,111,920
      Invitrogen Corp.*+                                14,000          981,820
   Charles River Laboratories
      International, Inc.*+                             19,932          977,067
   ImClone Systems, Inc.*+                              26,144          889,419
   Affymetrix, Inc.*+                                   17,200          566,396
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                               27,741,360
                                                                 --------------
TOTAL HEALTH CARE                                                    27,741,360
                                                                 --------------
INFORMATION TECHNOLOGY 0.5%
   COMMUNICATIONS EQUIPMENT 0.5%
   Dycom Industries, Inc.*                              98,178        2,086,282
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     2,086,282
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          2,086,282
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $339,726,027)                                              385,527,457
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                               ---------------
REPURCHASE AGREEMENTS 1.8%
Repurchase Agreement (Note 5)
   4.50% due 04/03/06                          $       218,360          218,360
   4.40% due 04/03/06                                4,685,036        4,685,036
   4.15% due 04/03/06                                2,292,778        2,292,778
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,196,174)                                                  7,196,174
                                                                 --------------
SECURITIES LENDING COLLATERAL 23.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                               91,209,779       91,209,779
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $91,209,779)                                                91,209,779
                                                                 --------------
TOTAL INVESTMENTS 122.6%
   (Cost $438,131,980)                                           $  483,933,410
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.6)%                                        $  (89,228,409)
                                                                 ==============
NET ASSETS - 100.0%                                              $  394,705,001

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2006
--------------------------------------------------------------------------------

                                                                               CORE             SECTOR
                                                                             EQUITY           ROTATION
                                                                               FUND               FUND
------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                             $102,655,052       $483,933,410
Segregated Cash with Broker                                                 234,900                 --
Receivable for Securities Sold (Note 1)                                       7,484                 --
Receivable for Fund Shares Purchased                                        393,713          3,643,362
Investment Income Receivable (Note 1)                                        90,898            382,659
Other Assets                                                                  1,912             15,457
------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                         103,383,959        487,974,888
======================================================================================================

LIABILITIES
Payable for Futures Contracts Settlement (Note 1)                             1,102                 --
Payable upon Return of Securities Loaned (Note 8)                        14,210,886         91,209,779
Liability for Fund Shares Redeemed                                        1,660,333          1,516,584
Investment Advisory Fees Payable (Note 3)                                    66,805            293,835
Transfer Agent and Administrative Fees Payable (Note 3)                      19,284             81,621
Distribution and Service Fees Payable (Note 3)                               12,395             49,195
Portfolio Accounting Fees Payable (Note 3)                                    7,713             30,137
Custody Fees Payable                                                          1,851              9,558
Cash Due to Custodian Bank                                                       --                305
Other Liabilities                                                            21,209             78,873
------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                     16,001,578         93,269,887
======================================================================================================
NET ASSETS                                                             $ 87,382,381       $394,705,001
======================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                                        $ 71,533,908       $339,813,914
Undistributed Net Investment Income                                              --                 --
Accumulated Net Realized Gain on Investments and Futures Contracts        2,478,744          9,089,657
Net Unrealized Appreciation on Investments and Futures Contracts         13,369,729         45,801,430
======================================================================================================
NET ASSETS                                                             $ 87,382,381       $394,705,001
======================================================================================================
   A-Class                                                             $  3,079,048       $ 30,593,067
   C-Class                                                               30,980,740        118,082,557
   H-Class                                                               53,322,593        246,029,377

SHARES OUTSTANDING
   A-Class                                                                  184,099          2,162,605
   C-Class                                                                1,907,851          8,579,409
   H-Class                                                                3,188,410         17,346,046

NET ASSET VALUES
   A-Class                                                             $      16.72             $14.15
   A-Class Maximum Offering Price**                                           17.55              14.86
   C-Class                                                                    16.24              13.76
   H-Class                                                                    16.72              14.18

 *    THE COST OF SECURITIES AT VALUE IS $89,362,869 AND $438,131,980,
      RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

STATEMENTS OF OPERATIONS                               Year Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                              CORE             SECTOR
                                                                            EQUITY           ROTATION
                                                                              FUND               FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                      $   121,465       $    129,688
Interest from Securities Lending, net (Note 8)                              31,639             88,687
Dividends, Net of Foreign Tax Withheld* (Note 1)                         1,117,537          2,568,186
Other Income                                                                   311                 --
-----------------------------------------------------------------------------------------------------
   Total Income                                                          1,270,952          2,786,561
-----------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                          750,945          1,779,379
Transfer Agent and Administrative Fees (Note 3)                            208,961            494,272
Distribution & Service Fees (Note 3):
   A-Class                                                                   4,714             25,198
   C-Class                                                                 330,113            704,179
   H-Class                                                                 121,719            293,029
Portfolio Accounting Fees (Note 3)                                          83,584            193,592
Trustees' Fees**                                                             4,321              9,350
Custody Fees                                                                24,112             49,987
Miscellaneous                                                               84,099            223,475
-----------------------------------------------------------------------------------------------------
   Total Expenses                                                        1,612,568          3,772,461
-----------------------------------------------------------------------------------------------------
Net Investment Loss                                                       (341,616)          (985,900)
=====================================================================================================

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Investment Securities                                                    6,666,950         21,885,548
Futures Contracts                                                          129,672                 --
-----------------------------------------------------------------------------------------------------
   Total Net Realized Gain                                               6,796,622         21,885,548
-----------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                    6,152,764         30,553,890
Futures Contracts                                                           89,554                 --
-----------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                     6,242,318         30,553,890
-----------------------------------------------------------------------------------------------------
Net Gain on Investments                                                 13,038,940         52,439,438
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $12,697,324       $ 51,453,538
=====================================================================================================

 *    FOREIGN TAX WITHHELD OF $100 AND $93,943, REPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 CORE EQUITY FUND                 SECTOR ROTATION FUND
-------------------------------------------------------------------------------------------------------------
                                                   YEAR            YEAR              YEAR               YEAR
                                                  ENDED           ENDED             ENDED              ENDED
                                              MARCH 31,       MARCH 31,         MARCH 31,          MARCH 31,
                                                   2006            2005              2006               2005
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                       $    (341,616)  $    (189,164)   $     (985,900)   $       (765,439)
Net Realized Gain on Investments              6,796,622       5,016,468        21,885,548           3,648,637
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              6,242,318         235,511        30,553,890           2,085,377
-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from
   Operations                                12,697,324       5,062,815        51,453,538           4,968,575
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Realized Gain on Investment
   A-Class                                     (129,165)        (29,799)               --                  --
   C-Class                                   (1,805,667)     (1,290,813)               --                  --
   H-Class                                   (2,675,295)     (2,321,494)               --                  --
-------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders          (4,610,127)     (3,642,106)               --                  --
=============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                    2,331,697       1,854,516        37,159,887           4,692,623
   C-Class                                   12,246,181      24,157,214        79,369,448          25,139,982
   H-Class                                   81,410,235      84,248,891       294,322,484          65,844,727
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class                                       93,039          29,797                --                  --
   C-Class                                    1,724,465       1,221,401                --                  --
   H-Class                                    2,369,773       2,225,710                --                  --
COST OF SHARES REDEEMED
   A-Class                                     (469,894)       (984,731)      (12,405,032)         (1,881,322)
   C-Class                                  (20,920,892)    (15,319,518)      (33,199,991)        (32,396,269)
   H-Class                                  (86,327,879)    (78,395,806)     (136,313,098)        (97,924,054)
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 FROM SHARE TRANSACTIONS                     (7,543,275)     19,037,474       228,933,698         (36,524,313)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets           543,922      20,458,183       280,387,236         (31,555,738)
NET ASSETS--BEGINNING OF YEAR                86,838,459      66,380,276       114,317,765         145,873,503
=============================================================================================================
NET ASSETS--END OF YEAR                   $  87,382,381   $  86,838,459    $  394,705,001    $    114,317,765
=============================================================================================================
UNDISTRIBUTED NET INVESTMENT LOSS         $          --   $          --   $            --    $             --
=============================================================================================================


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                       NET REALIZED     NET INCREASE
                              NET ASSET     NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                VALUE    INVESTMENT    UNREALIZED      IN NET ASSET      FROM NET       FROM NET
                              BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
                              OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND A-CLASS
   MARCH 31, 2006              $ 15.01    $  (.01)     $    2.59        $   2.58         $    --        $ (.87)       $ (.87)
   March 31, 2005                14.44        .02           1.16            1.18              --          (.61)         (.61)
   March 31, 2004 *              14.44         --             --              --              --            --            --
CORE EQUITY FUND C-CLASS
   MARCH 31, 2006                14.71       (.13)          2.53            2.40              --          (.87)         (.87)
   March 31, 2005                14.27       (.10)          1.15            1.05              --          (.61)         (.61)
   March 31, 2004                10.11       (.11)          4.38            4.27              --          (.11)         (.11)
   March 31, 2003 *              10.00       (.03)           .14             .11              --            --            --
CORE EQUITY FUND H-CLASS
   MARCH 31, 2006                15.01       (.02)          2.60            2.58              --          (.87)         (.87)
   March 31, 2005                14.44         --           1.18            1.18              --          (.61)         (.61)
   March 31, 2004                10.15       (.01)          4.41            4.40              --          (.11)         (.11)
   March 31, 2003 *              10.00        .01            .14             .15              --            --            --
SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2006                11.10       (.04)          3.09            3.05              --            --            --
   March 31, 2005                10.45       (.02)           .67             .65              --            --            --
   March 31, 2004 *              10.45         --             --              --              --            --            --
SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2006                10.87       (.12)          3.01            2.89              --            --            --
   March 31, 2005                10.30       (.10)           .67             .57              --            --            --
   March 31, 2004                 7.53       (.16)          2.93            2.77              --            --            --
   March 31, 2003                 9.99       (.07)         (2.39)          (2.46)             --            --            --
   March 31, 2002 *              10.00         --           (.01)           (.01)             --            --            --
SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2006                11.12       (.03)          3.09            3.06              --            --            --
   March 31, 2005                10.45       (.03)           .70             .67              --            --            --
   March 31, 2004                 7.58       (.09)          2.96            2.87              --            --            --
   March 31, 2003                 9.99       (.01)         (2.40)          (2.41)             --            --            --
   March 31, 2002 *              10.00         --           (.01)           (.01)             --            --            --

                                                                                RATIOS
                                                                               TO AVERAGE
                                                                              NET ASSETS:
                                                                          ---------------------

                                NET INCREASE   NET ASSET                                 NET                   NET ASSETS,
                               (DECREASE) IN     VALUE,       TOTAL                  INVESTMENT   PORTFOLIO      END OF
                                  NET ASSET      END OF    INVESTMENT      TOTAL       INCOME     TURNOVER    PERIOD (000'S
                                    VALUE        PERIOD      RETURN      EXPENSES      (LOSS)     RATE***        OMITTED)
---------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND A-CLASS
   MARCH 31, 2006                 $  1.71       $ 16.72      17.55%      1.66%        (0.08)%        168%       $   3,079
   March 31, 2005                     .57         15.01       8.16%      1.57%         0.16%         159%             906
   March 31, 2004 *                    --         14.44       0.00%      0.00%**++     0.00%**       226%               1
CORE EQUITY FUND C-CLASS
   MARCH 31, 2006                    1.53         16.24      16.68%      2.40%        (0.87)%        168%          30,981
   March 31, 2005                     .44         14.71       7.34%      2.31%        (0.71)%        159%          34,793
   March 31, 2004                    4.16         14.27      42.29%      2.24%        (0.87)%        226%          23,811
   March 31, 2003 *                   .11         10.11       1.10%      2.41%**      (0.48)%**      123%           5,771
CORE EQUITY FUND H-CLASS
   MARCH 31, 2006                    1.71         16.72      17.55%      1.64%        (0.11)%        168%          53,323
   March 31, 2005                     .57         15.01       8.16%      1.56%         0.03%         159%          51,139
   March 31, 2004                    4.29         14.44      43.41%      1.49%        (0.11)%        226%          42,568
   March 31, 2003 *                   .15         10.15       1.50%      1.67%**       0.22%**       123%          18,516
SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2006                    3.05         14.15      27.48%      1.67%        (0.33)%        263%          30,593
   March 31, 2005                     .65         11.10       6.22%      1.63%        (0.19)%        262%           2,989
   March 31, 2004 *                    --         10.45       0.00%      0.00%**++     0.00%**       253%               5
SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2006                    2.89         13.76      26.59%      2.41%        (0.95)%        263%         118,083
   March 31, 2005                     .57         10.87       5.53%      2.38%        (1.03)%        262%          54,604
   March 31, 2004                    2.77         10.30      36.79%      2.41%        (1.66)%        253%          59,192
   March 31, 2003                   (2.46)         7.53     (24.62)%     2.44%        (0.83)%        451%          17,538
   March 31, 2002 *                  (.01)         9.99      (0.10)%     2.44%**      (1.86)%**       --            5,150
SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2006                    3.06         14.18      27.52%      1.66%        (0.25)%        263%         246,029
   March 31, 2005                     .67         11.12       6.41%      1.64%        (0.31)%        262%          56,725
   March 31, 2004                    2.87         10.45      37.86%      1.66%        (0.88)%        253%          86,677
   March 31, 2003                   (2.41)         7.58     (24.12)%     1.68%        (0.08)%        451%          34,845
   March 31, 2002 *                  (.01)         9.99      (0.10)%     1.69%**      (1.13)%**       --           18,055

       * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND C-CLASS AND H-CLASS; SEPTEMBER 23, 2002--CORE EQUITY FUND C-CLASS AND H-CLASS; MARCH 31, 2004--CORE EQUITY FUND A-CLASS AND SECTOR ROTATION FUND A-CLASS.

      **    ANNUALIZED

     *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

       +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

      ++ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                              SALES CHARGE      SALES CHARGE
                                                AS % OF          AS % OF NET
AMOUNT OF INVESTMENT                         OFFERING PRICE    AMOUNT INVESTED
------------------------------------------------------------------------------
Less than $100,000                               4.75%              4.99%
$100,000 but less than $250,000                  3.75%              3.90%
$250,000 but less than $500,000                  2.75%              2.83%
$500,000 but less than $1,000,000                1.60%              1.63%
$1,000,000 or greater                            0.00%              0.00%

At March 31, 2006, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the Strategic Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds, the Sector Funds, the Absolute Return Strategies Fund and the Hedged Equity Fund are contained in separate reports. As of March 31, 2006, only A-Class, C-Class and H-Class Shares had been issued in the Strategic Funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Rydex Global Advisors (the "Advisor") using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date while realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures con-


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

--------------------------------------------------------------------------------

tracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. The Funds seek long-term capital appreciation and to respond to the dynamically changing economy by moving their investments among different sectors or industries. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Funds may leave cash overnight in a cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash payable to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and swap agreements.

H. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds do bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Sector Rotation Fund.

Also under the terms of the investment advisory contract, the Trustees voted to implement a performance adjustment for the Core Equity Fund. The Trust pays the Advisor investment advisory fees calculated at a basic annual fee rate of 0.70% of the average daily net assets of the Core Equity Fund, adding or subtracting a performance rate up to 0.20%. The basic annual fee rate, along with the performance adjustment allows the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000 Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month. Because the performance adjustment is applied relative to the performance of the Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. At March 31, 2006, the effective management fee was 0.90% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Strategic Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a passthrough basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan applicable to its A-Class Shares and H-Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ( "Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

--------------------------------------------------------------------------------

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ending March 31, 2006, Sector Rotation Fund offset $9,723,427 of net realized gains with capital losses from previous years.

The tax character of distributions paid during the period of April 1, 2005 - March 31, 2006, was as follows:

                                                ORDINARY         LONG-TERM           TOTAL
FUND                                             INCOME       CAPITAL GAIN    DISTRIBUTIONS
-------------------------------------------------------------------------------------------
Core Equity Fund                           $   1,983,768    $    2,626,359    $   4,610,127
Sector Rotation Fund                                  --                --               --

The tax character of distributions paid during the period of April 1, 2004 - March 31, 2005, was as follows:

                                                ORDINARY         LONG-TERM            TOTAL
FUND                                              INCOME      CAPITAL GAIN    DISTRIBUTIONS
-------------------------------------------------------------------------------------------
Core Equity Fund                           $   2,083,766    $    1,558,340     $  3,642,106
Sector Rotation Fund                                  --                --               --

The tax character of distributable earnings/(accumulated losses) at March 31, 2006, was as follows:

                         UNDISTRIBUTED     UNDISTRIBUTED    NET UNREALIZED
                              ORDINARY         LONG-TERM     APPRECIATION/     CAPITAL LOSS
FUND                            INCOME      CAPITAL GAIN     (DEPRECIATION)    CARRYFORWARD
-------------------------------------------------------------------------------------------
Core Equity Fund         $   1,311,845     $   1,637,237    $   12,899,391    $         --
Sector Rotation Fund           452,593        10,314,804        44,123,690              --

At March 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                     TAX               TAX              NET
                                   TAX        UNREALIZED        UNREALIZED       UNREALIZED
FUND                              COST              GAIN              LOSS      GAIN (LOSS)
-------------------------------------------------------------------------------------------
Core Equity Fund         $  89,755,661     $  14,052,104    $   (1,152,713)   $ 12,899,391
Sector Rotation Fund       439,809,720        46,509,799        (2,386,109)     44,123,690


24 |  THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, the Juno Master Portfolio, the Absolute Return Strategies Fund, and the Hedged Equity Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of March 31, 2006, were as follows:

COUNTERPARTY                   TERMS OF AGREEMENT        FACE VALUE      MARKET VALUE    MATURITY VALUE
-------------------------------------------------------------------------------------------------------
Bear Stearns and Cos., Inc.    4.40% due 04/03/06   $   590,000,000   $   590,000,000   $   590,216,333
Citigroup, Inc.                4.15% due 04/03/06       420,000,000       420,000,000       420,145,250
Morgan Stanley                 4.40% due 04/03/06       250,000,000       250,000,000       250,091,667
Credit Suisse First Boston     4.50% due 04/03/06       109,662,979       109,662,979       109,704,103
Lehman Brothers, Inc.          4.40% due 04/03/06       80,631,239         80,631,239        80,660,804
-------------------------------------------------------------------------------------------------------
                                                                      $ 1,450,294,218   $ 1,450,818,157
-------------------------------------------------------------------------------------------------------

As of March 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                      RANGE OF RATES       PAR VALUE     MARKET  VALUE
-------------------------------------------------------------------------------------
U. S. Treasury Bonds              3.375% - 12.000%  $   460,494,386   $   595,164,580
U. S. Treasury Notes               1.875% - 6.125%      685,278,855       676,073,477
U. S. Treasury Bills                           --       212,085,000       210,576,825
-------------------------------------------------------------------------------------
                                                                      $ 1,481,814,882
-------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the year ended March 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                        CORE EQUITY     SECTOR ROTATION
                                                               FUND                FUND
----------------------------------------------------------------------------------------
Purchases                                           $   133,121,274   $     738,853,267
Sales                                               $   149,462,210   $     519,454,148


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                SHARES              PURCHASED THROUGH                                         NET SHARES
                              PURCHASED           DIVIDEND REINVESTMENT         SHARES REDEEMED          PURCHASED (REDEEMED)
-------------------------------------------------------------------------------------------------------------------------------
                       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                        MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,
                             2006         2005         2006         2005          2006          2005         2006        2005
-------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
   A-Class                148,120      130,742        5,900        1,988       (30,237)      (72,483)     123,783       60,247
   C-Class                797,282    1,678,393      112,416       82,976    (1,366,871)   (1,064,952)    (457,173)     696,417
   H-Class              5,144,968    5,720,952      150,271      148,480    (5,513,081)   (5,410,493)    (217,842)     458,939
SECTOR ROTATION FUND
   A-Class              2,839,301      457,712           --           --      (945,908)     (188,963)   1,893,393      268,749
   C-Class              6,283,225    2,473,160           --           --    (2,725,801)   (3,196,124)   3,557,424     (722,964)
   H-Class             23,056,754    6,351,321           --           --   (10,812,313)   (9,541,682)  12,244,441   (3,190,361)


26 |  THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2006, the pooled cash collateral investments consisted of repurchase agreements (48.05%), commercial paper (30.61%), fixed income securities (17.28%), and mutual funds (4.06%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

COLLATERAL TYPE                                            RATES             MATURITY
------------------------------------------------------------------------------------------
Repurchase Agreements                                 4.850% - 5.025%        04/03/06
Commercial Paper                                      4.650% - 4.955%  04/04/06 - 04/26/06
Corporate Bonds, Notes, and Asset-Backed Securities   4.620% - 4.910%  04/08/06 - 03/06/33
Money Markets                                             4.830%             05/24/06
Mutual Funds                                                N/A                N/A

At March 31, 2006, the following funds participated in securities lending and received cash collateral:

FUND                                                  CASH COLLATERAL   VALUE OF SECURITIES LOANED
--------------------------------------------------------------------------------------------------
Core Equity Fund                                         $ 14,210,886                 $ 13,685,545
Sector Rotation Fund                                       91,209,779                   88,457,604

9. SUBSEQUENT EVENT

Effective May 1, 2006, Rydex Investments will change the names of 18 funds and 16 variable funds and institute a naming convention that will help investors more easily identify the type of funds they are seeking. Core Equity Fund will change its name to Multi-Cap Core Equity Fund. This slight change in the Fund name will better reflect the Fund's strategy of investing in a combination of value and growth oriented strategies across the small, medium and large market capitalization ranges.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Core Equity Fund and Sector Rotation Fund (constituting two of the forty-eight Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods presented on and prior to March 31, 2003 were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2006


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

No portion of the distributions paid during the year by Core Equity Fund qualifies for the dividends received deduction for corporations.

The Funds' distributions to shareholders included:

                                                      CORE EQUITY   SECTOR ROTATION
                                                             FUND              FUND
                                                      -----------   ---------------
From short-term capital gains:                        $ 3,406,373       $ 1,889,231
From long-term capital gains,
   subject to the 15% rate gains category:            $ 2,626,359       $        --

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

--------------------------------------------------------------------------------

quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS
      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS
      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES
      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE
      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES
      The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                             LENGTH OF SERVICE
   NAME, POSITION AND                            AS TRUSTEE                           NUMBER OF
      YEAR OF BIRTH                             (YEAR BEGAN)                       FUNDS OVERSEEN
------------------------------      ----------------------------------        -----------------------
CARL G. VERBONCOEUR*                     Rydex Series Funds - 2004                      120
Trustee, President (1952)               Rydex Variable Trust - 2004
                                         Rydex Dynamic Funds - 2004
                                           Rydex ETF Trust - 2004
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc.,
PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present);
Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund
Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                    ----------------------------------

MICHAEL P. BYRUM*                        Rydex Series Funds - 2005                      120
Trustee, Vice President and             Rydex Variable Trust - 2005
Secretary (1970)                         Rydex Dynamic Funds - 2005
                                           Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                             LENGTH OF SERVICE
   NAME, POSITION AND                            AS TRUSTEE                          NUMBER OF
     YEAR OF BIRTH                              (YEAR BEGAN)                       FUNDS OVERSEEN
------------------------------      -----------------------------------       -----------------------
JOHN O. DEMARET                          Rydex Series Funds - 1997                      119
Trustee, Chairman of the Board         Rydex Variable Trust - 1998
(1940)                                   Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                    ----------------------------------

COREY A. COLEHOUR                        Rydex Series Funds - 1993                      119
Trustee (1945)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield
Management Company

                                    ----------------------------------

J. KENNETH DALTON                        Rydex Series Funds - 1995                      119
Trustee (1941)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton
Group

                                    ----------------------------------


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                             LENGTH OF SERVICE
   NAME, POSITION AND                            AS TRUSTEE                          NUMBER OF
     YEAR OF BIRTH                              (YEAR BEGAN)                       FUNDS OVERSEEN
------------------------------      -----------------------------------       -----------------------
WERNER E. KELLER                         Rydex Series Funds - 2005                      119
Trustee (1940)                          Rydex Variable Trust - 2005
                                        Rydex Dynamic Funds - 2005
                                           Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital
Management (1991 to 2001)

                                    ----------------------------------

THOMAS F. LYDON, JR.                     Rydex Series Funds - 2005                      119
Trustee (1960)                          Rydex Variable Trust - 2005
                                        Rydex Dynamic Funds - 2005
                                           Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                    ----------------------------------

PATRICK T. MCCARVILLE                    Rydex Series Funds - 1997                      119
Trustee (1942)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries,
Inc.

                                    ----------------------------------

ROGER SOMERS                             Rydex Series Funds - 1993                      119
Trustee (1944)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

   NAME, POSITION AND                                    PRINCIPAL OCCUPATIONS
     YEAR OF BIRTH                                      DURING PAST FIVE YEARS
------------------------------                          ----------------------
NICK BONOS*                      Vice President and Treasurer of Rydex Series Funds, Rydex Variable
Vice President and Treasurer     Trust, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Capital
(1963)                           Partners SPhinX Fund (2003 to present); Senior Vice President of
                                 Rydex Fund Services, Inc. (2003 to present); Vice President of
                                 Accounting of Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*               Chief Compliance Officer of Rydex Series Funds, Rydex Variable
Chief Compliance Officer and     Trust, and Rydex Dynamic Funds (2004 to present); Assistant
Assistant Secretary (1967)       Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex
                                 Dynamic Funds (2000 to present); Assistant Secretary of Rydex ETF
                                 Trust (2002 to present); Secretary of Rydex Capital Partners SPhinX
                                 Fund (2003 to present); Vice President of Compliance of Rydex Fund
                                 Services, Inc. (2000 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

[LOGO] RYDEXINVESTMENTS
       Essential for modern markets (TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSTF-ANN-2-0306 X0307

                                                                  MARCH 31, 2006

[GRAPHIC]                                       RYDEX SERIES FUNDS ANNUAL REPORT

                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    4

PERFORMANCE REPORTS AND FUND PROFILES .....................................    6

SCHEDULES OF INVESTMENTS ..................................................    8

STATEMENTS OF ASSETS AND LIABILITIES ......................................   23

STATEMENTS OF OPERATIONS ..................................................   24

STATEMENTS OF CHANGES IN NET ASSETS .......................................   25

FINANCIAL HIGHLIGHTS ......................................................   26

NOTES TO FINANCIAL STATEMENTS .............................................   27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   35

OTHER INFORMATION .........................................................   36

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   39


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Despite strong crosscurrents buffeting stock prices over the past 12 months, the major market averages were able to turn in a strong performance with the S&P 500(R) Index, gaining 11.73%, followed by the Dow Jones Industrial Average(SM) gaining 9.31%. It was a good period for technology stocks as well, with the Nasdaq 100 Index(R) gaining nearly 16%. The critical question for investors is whether stocks can sustain this rally and in the process, break out of the trading range they have been mired in for the past two years.

From an economic standpoint, there is reason to be cautious. Economic growth slowed dramatically in the fourth quarter to a sub 2% annual rate. While it appears there were a number of one-time factors slowing growth during the final three months of 2005, Gross Domestic Product ("GDP") growth is likely to slow from its recent range of 3.5% to 4.0%. Higher interest rates and energy prices along with slowing real estate markets will hold economic growth to a 2.5% to 3.0% pace as we move further into 2006. Continued uncertainty over Federal Reserve ("Fed") policy, interest rates, earnings and volatile energy prices could restrain stock market gains.

Although corporate earnings are still growing at double-digit rates, the pace is clearly slowing. This has two implications. First, since the market tends to focus on trends as opposed to absolute levels, slowing earnings growth will be perceived as a negative. Secondly, earnings have grown faster than prices, resulting in cheaper stocks. The latter sets the stage for a possible short-term market rally. In order for stock prices to move higher, however, two things need to happen. First, energy prices need to stabilize. Oil prices rose in a seesaw pattern from approximately $57 per barrel at the beginning of the period to nearly $67 per barrel by the end of March. This served to trap stocks in a rather familiar pattern--when oil moved up, stocks moved down. The other necessary catalyst for stocks to appreciate is clarity from the Fed on the future direction of monetary policy.

The Fed raised interest rates eight times over the past 12 months, moving the closely watched Fed Funds target rate to 4.75%. Widely anticipated, the moves had little impact on stock prices. More importantly from the market's perspective, however, was the accompanying commentary which, in March, left the door open for future rate increases. This shook the consensus that the Fed would stop raising rates at 4.75% or possibly 5.00%. With the looming possibility of rising interest rates, investors have been reluctant to place higher valuations on stock prices.

Uncertainty over the future course of monetary policy pushed interest rates higher across the maturity spectrum. While the yield curve started the period with a positive slope (long rates yielding more than short rates), by the end of the first quarter, the yield curve was essentially flat with two-year, five-year and 10-year Treasuries yielding between 4.81% and 4.84%. This provided strength to the argument that economic growth is poised to slow.

No review of the markets over the past 12 months would be complete without a discussion of the international stocks. Overseas markets, both in developed and developing economies continued to outperform domestic markets. The MSCI EAFE Index, which tracks prices in European and Far Eastern markets, rose 25.06% during the period, while the MSCI EM Index, which tracks emerging markets, gained an eye-popping 47.19%. As the economic recovery takes hold in Japan, bank lending and increased spending by businesses and consumers have buoyed stock prices there. Likewise, business sentiment in the major European economies of France and Germany has boosted stock prices. In the emerging markets, particularly in the all-important economies of China, India, Brazil and Russia, rapid economic development has drawn in resources from across the globe and generated vast amounts of


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

liquidity that have been recycled, in part, to U.S. financial markets. This has served to keep interest rates and inflation low and has helped to support stock prices domestically.

So, while the U.S. is slowing, overseas economies are picking up steam. We expect this to have a favorable effect on U.S. markets. Industries and companies involved in exporting materials, industrial equipment, energy, communications and technology services should benefit. On a broader level, once an end to Fed rate increases is in sight--something we anticipate as we move in to the latter half of 2006--stocks may embark on a short-term rally. A decline in energy prices--something we place a lower probability on--could have the same effect. In the short-term, stocks are likely to lack significant direction until one of these catalysts appears. Until then, investors will be well suited by seeking nondirectional investment strategies.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2005 and ending March 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which maybe incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 BEGINNING           ENDING      EXPENSES
                                              EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING
                                               RATIO+   SEPTEMBER 30, 2005   MARCH 31, 2006       PERIOD*
---------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

ABSOLUTE RETURN STRATEGIES FUND
   A-Class                                      1.89%           $ 1,000.00       $ 1,026.45       $  9.60
   C-Class                                      2.68%             1,000.00         1,022.43         13.59
   H-Class                                      1.85%             1,000.00         1,026.85          9.40
HEDGED EQUITY FUND
   A-Class                                      2.12%             1,000.00         1,033.52         10.81
   C-Class                                      2.89%             1,000.00         1,029.53         14.70
   H-Class                                      2.10%             1,000.00         1,033.52         10.71

---------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

ABSOLUTE RETURN STRATEGIES FUND
   A-Class                                      1.89%             1,000.00         1,015.47          9.59
   C-Class                                      2.68%             1,000.00         1,011.46         13.61
   H-Class                                      1.85%             1,000.00         1,015.68          9.39
HEDGED EQUITY FUND
   A-Class                                      2.12%             1,000.00         1,014.31         10.76
   C-Class                                      2.89%             1,000.00         1,010.40         14.67
   H-Class                                      2.10%             1,000.00         1,014.41         10.66

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+ THIS RATIO REPRESENTS ANNUALIZED GROSS EXPENSES, WHICH INCLUDE DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT DIVIDENDS EXPENSE, THE OPERATING EXPENSE RATIO WOULD BE APPROXIMATELY 0.42% AND 0.66% LOWER FOR EACH CLASS OF THE ABSOLUTE RETURN STRATEGIES FUND AND THE HEDGED EQUITY FUND, RESPECTIVELY.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

INCEPTION: September 19, 2005

Hedge funds' performance was largely flat from the inception of Rydex Absolute Return Strategies Fund through the end of 2005. Hedge funds had strong positive returns in January 2006 and continued this momentum through March 2006.

Rydex Absolute Return Strategies Fund H-Class increased 2.40% since its inception on September 19, 2005. The Fund benefited from its market neutral momentum, market neutral size and merger arbitrage positions, as well as its overall long exposure to equities. Positions in fixed-income and commodities hurt performance. As anticipated, the Fund has performed in line with the performance of various composite hedge fund indices.

Relative to equities, the Fund had a daily correlation of 0.76 to the S&P 500(R) Index. The standard deviation of the Fund's daily returns was less than half the standard deviation of the S&P 500 Index.

                          CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date      ABSOLUTE RETURN STRATEGIES FUND C-CLASS   S&P HEDGE FUND INDEX
----------   ---------------------------------------   --------------------
 9/19/2005                   $10,000                          $10,000
 9/20/2005                     9,960                            9,990
 9/21/2005                     9,960                            9,979
 9/22/2005                     9,952                            9,975
 9/23/2005                     9,936                            9,974
 9/24/2005                     9,936                            9,974
 9/25/2005                     9,936                            9,974
 9/26/2005                     9,956                            9,981
 9/27/2005                     9,940                            9,978
 9/28/2005                     9,944                            9,994
 9/29/2005                     9,972                           10,006
 9/30/2005                     9,972                           10,026
 10/1/2005                     9,972                           10,026
 10/2/2005                     9,972                           10,026
 10/3/2005                     9,968                           10,025
 10/4/2005                     9,944                           10,025
 10/5/2005                     9,896                           10,011
 10/6/2005                     9,900                            9,992
 10/7/2005                     9,900                           10,004
 10/8/2005                     9,900                           10,004
 10/9/2005                     9,900                           10,004
10/10/2005                     9,884                            9,990
10/11/2005                     9,864                            9,996
10/12/2005                     9,844                            9,969
10/13/2005                     9,828                            9,952
10/14/2005                     9,860                            9,955
10/15/2005                     9,860                            9,955
10/16/2005                     9,860                            9,955
10/17/2005                     9,864                            9,962
10/18/2005                     9,828                            9,944
10/19/2005                     9,852                            9,933
10/20/2005                     9,808                            9,920
10/21/2005                     9,840                            9,924
10/22/2005                     9,840                            9,924
10/23/2005                     9,840                            9,924
10/24/2005                     9,876                            9,947
10/25/2005                     9,892                            9,967
10/26/2005                     9,864                            9,973
10/27/2005                     9,824                            9,959
10/28/2005                     9,848                            9,956
10/29/2005                     9,848                            9,956
10/30/2005                     9,848                            9,956
10/31/2005                     9,860                            9,979
 11/1/2005                     9,848                            9,992
 11/2/2005                     9,888                            9,996
 11/3/2005                     9,892                            9,997
 11/4/2005                     9,864                           10,012
 11/5/2005                     9,864                           10,012
 11/6/2005                     9,864                           10,012
 11/7/2005                     9,868                           10,016
 11/8/2005                     9,856                            9,995
 11/9/2005                     9,852                           10,003
11/10/2005                     9,844                           10,001
11/11/2005                     9,852                           10,008
11/12/2005                     9,852                           10,008
11/13/2005                     9,852                           10,008
11/14/2005                     9,852                           10,013
11/15/2005                     9,844                            9,996
11/16/2005                     9,852                            9,987
11/17/2005                     9,884                            9,995
11/18/2005                     9,892                           10,018
11/19/2005                     9,892                           10,018
11/20/2005                     9,892                           10,018
11/21/2005                     9,900                           10,023
11/22/2005                     9,928                           10,016
11/23/2005                     9,924                           10,020
11/24/2005                     9,924                           10,020
11/25/2005                     9,924                           10,026
11/26/2005                     9,924                           10,026
11/27/2005                     9,924                           10,026
11/28/2005                     9,900                           10,002
11/29/2005                     9,896                           10,020
11/30/2005                     9,900                            9,986
 12/1/2005                     9,944                           10,018
 12/2/2005                     9,952                           10,040
 12/3/2005                     9,952                           10,040
 12/4/2005                     9,952                           10,040
 12/5/2005                     9,952                           10,052
 12/6/2005                     9,956                           10,043
 12/7/2005                     9,936                           10,051
 12/8/2005                     9,964                           10,029
 12/9/2005                     9,964                           10,037
12/10/2005                     9,964                           10,037
12/11/2005                     9,964                           10,037
12/12/2005                     9,996                           10,049
12/13/2005                    10,008                           10,042
12/14/2005                    10,028                           10,018
12/15/2005                    10,008                           10,020
12/16/2005                     9,996                           10,014
12/17/2005                     9,996                           10,014
12/18/2005                     9,996                           10,014
12/19/2005                     9,952                            9,999
12/20/2005                     9,948                           10,009
12/21/2005                     9,980                           10,025
12/22/2005                     9,996                           10,029
12/23/2005                    10,007                           10,033
12/24/2005                    10,007                           10,033
12/25/2005                    10,007                           10,033
12/26/2005                    10,007                           10,033
12/27/2005                     9,963                           10,011
12/28/2005                     9,983                           10,020
12/29/2005                     9,979                           10,041
12/30/2005                     9,967                           10,012
12/31/2005                     9,967                           10,012
  1/1/2006                     9,967                           10,012
  1/2/2006                     9,967                           10,012
  1/3/2006                    10,043                           10,025
  1/4/2006                    10,083                           10,044
  1/5/2006                    10,091                           10,064
  1/6/2006                    10,144                           10,070
  1/7/2006                    10,144                           10,070
  1/8/2006                    10,144                           10,070
  1/9/2006                    10,160                           10,090
 1/10/2006                    10,168                           10,083
 1/11/2006                    10,184                           10,093
 1/12/2006                    10,168                           10,113
 1/13/2006                    10,176                           10,133
 1/14/2006                    10,176                           10,133
 1/15/2006                    10,176                           10,133
 1/16/2006                    10,176                           10,133
 1/17/2006                    10,180                           10,128
 1/18/2006                    10,160                           10,113
 1/19/2006                    10,188                           10,132
 1/20/2006                    10,156                           10,133
 1/21/2006                    10,156                           10,133
 1/22/2006                    10,156                           10,133
 1/23/2006                    10,188                           10,136
 1/24/2006                    10,216                           10,128
 1/25/2006                    10,188                           10,120
 1/26/2006                    10,208                           10,131
 1/27/2006                    10,220                           10,168
 1/28/2006                    10,220                           10,168
 1/29/2006                    10,220                           10,168
 1/30/2006                    10,236                           10,200
 1/31/2006                    10,260                           10,214
  2/1/2006                    10,232                           10,230
  2/2/2006                    10,188                           10,217
  2/3/2006                    10,180                           10,235
  2/4/2006                    10,180                           10,235
  2/5/2006                    10,180                           10,235
  2/6/2006                    10,188                           10,245
  2/7/2006                    10,144                           10,229
  2/8/2006                    10,152                           10,232
  2/9/2006                    10,136                           10,226
 2/10/2006                    10,120                           10,236
 2/11/2006                    10,120                           10,236
 2/12/2006                    10,120                           10,236
 2/13/2006                    10,095                           10,233
 2/14/2006                    10,111                           10,240
 2/15/2006                    10,115                           10,244
 2/16/2006                    10,144                           10,257
 2/17/2006                    10,156                           10,260
 2/18/2006                    10,156                           10,260
 2/19/2006                    10,156                           10,260
 2/20/2006                    10,156                           10,260
 2/21/2006                    10,160                           10,265
 2/22/2006                    10,192                           10,262
 2/23/2006                    10,188                           10,278
 2/24/2006                    10,200                           10,302
 2/25/2006                    10,200                           10,302
 2/26/2006                    10,200                           10,302
 2/27/2006                    10,204                           10,313
 2/28/2006                    10,180                           10,296
  3/1/2006                    10,212                           10,295
  3/2/2006                    10,224                           10,301
  3/3/2006                    10,208                           10,304
  3/4/2006                    10,208                           10,304
  3/5/2006                    10,208                           10,304
  3/6/2006                    10,144                           10,312
  3/7/2006                    10,099                           10,299
  3/8/2006                    10,091                           10,278
  3/9/2006                    10,079                           10,296
 3/10/2006                    10,099                           10,316
 3/11/2006                    10,099                           10,316
 3/12/2006                    10,099                           10,316
 3/13/2006                    10,124                           10,328
 3/14/2006                    10,180                           10,316
 3/15/2006                    10,216                           10,321
 3/16/2006                    10,224                           10,316
 3/17/2006                    10,232                           10,337
 3/18/2006                    10,232                           10,337
 3/19/2006                    10,232                           10,337
 3/20/2006                    10,224                           10,352
 3/21/2006                    10,180                           10,370
 3/22/2006                    10,200                           10,369
 3/23/2006                    10,176                           10,366
 3/24/2006                    10,204                           10,370
 3/25/2006                    10,204                           10,370
 3/26/2006                    10,204                           10,370
 3/27/2006                    10,200                           10,359
 3/28/2006                    10,168                           10,378
 3/29/2006                    10,196                           10,388
 3/30/2006                    10,196                           10,416
 3/31/2006                    10,196                           10,415


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date      ABSOLUTE RETURN STRATEGIES FUND H-CLASS   S&P HEDGE FUND INDEX
----------   ---------------------------------------   --------------------
 9/19/2005                   $10,000                          $10,000
 9/20/2005                     9,960                            9,990
 9/21/2005                     9,960                            9,979
 9/22/2005                     9,952                            9,975
 9/23/2005                     9,936                            9,974
 9/24/2005                     9,936                            9,974
 9/25/2005                     9,936                            9,974
 9/26/2005                     9,956                            9,981
 9/27/2005                     9,940                            9,978
 9/28/2005                     9,948                            9,994
 9/29/2005                     9,972                           10,006
 9/30/2005                     9,972                           10,026
 10/1/2005                     9,972                           10,026
 10/2/2005                     9,972                           10,026
 10/3/2005                     9,968                           10,025
 10/4/2005                     9,948                           10,025
 10/5/2005                     9,900                           10,011
 10/6/2005                     9,900                            9,992
 10/7/2005                     9,904                           10,004
 10/8/2005                     9,904                           10,004
 10/9/2005                     9,904                           10,004
10/10/2005                     9,884                            9,990
10/11/2005                     9,868                            9,996
10/12/2005                     9,844                            9,969
10/13/2005                     9,832                            9,952
10/14/2005                     9,864                            9,955
10/15/2005                     9,864                            9,955
10/16/2005                     9,864                            9,955
10/17/2005                     9,872                            9,962
10/18/2005                     9,836                            9,944
10/19/2005                     9,856                            9,933
10/20/2005                     9,812                            9,920
10/21/2005                     9,844                            9,924
10/22/2005                     9,844                            9,924
10/23/2005                     9,844                            9,924
10/24/2005                     9,880                            9,947
10/25/2005                     9,900                            9,967
10/26/2005                     9,868                            9,973
10/27/2005                     9,832                            9,959
10/28/2005                     9,856                            9,956
10/29/2005                     9,856                            9,956
10/30/2005                     9,856                            9,956
10/31/2005                     9,868                            9,979
 11/1/2005                     9,856                            9,992
 11/2/2005                     9,896                            9,996
 11/3/2005                     9,904                            9,997
 11/4/2005                     9,876                           10,012
 11/5/2005                     9,876                           10,012
 11/6/2005                     9,876                           10,012
 11/7/2005                     9,880                           10,016
 11/8/2005                     9,864                            9,995
 11/9/2005                     9,864                           10,003
11/10/2005                     9,852                           10,001
11/11/2005                     9,860                           10,008
11/12/2005                     9,860                           10,008
11/13/2005                     9,860                           10,008
11/14/2005                     9,864                           10,013
11/15/2005                     9,856                            9,996
11/16/2005                     9,860                            9,987
11/17/2005                     9,896                            9,995
11/18/2005                     9,904                           10,018
11/19/2005                     9,904                           10,018
11/20/2005                     9,904                           10,018
11/21/2005                     9,916                           10,023
11/22/2005                     9,940                           10,016
11/23/2005                     9,940                           10,020
11/24/2005                     9,940                           10,020
11/25/2005                     9,940                           10,026
11/26/2005                     9,940                           10,026
11/27/2005                     9,940                           10,026
11/28/2005                     9,916                           10,002
11/29/2005                     9,912                           10,020
11/30/2005                     9,916                            9,986
 12/1/2005                     9,960                           10,018
 12/2/2005                     9,968                           10,040
 12/3/2005                     9,968                           10,040
 12/4/2005                     9,968                           10,040
 12/5/2005                     9,968                           10,052
 12/6/2005                     9,972                           10,043
 12/7/2005                     9,952                           10,051
 12/8/2005                     9,984                           10,029
 12/9/2005                     9,984                           10,037
12/10/2005                     9,984                           10,037
12/11/2005                     9,984                           10,037
12/12/2005                    10,012                           10,049
12/13/2005                    10,024                           10,042
12/14/2005                    10,044                           10,018
12/15/2005                    10,024                           10,020
12/16/2005                    10,016                           10,014
12/17/2005                    10,016                           10,014
12/18/2005                    10,016                           10,014
12/19/2005                     9,972                            9,999
12/20/2005                     9,968                           10,009
12/21/2005                     9,996                           10,025
12/22/2005                    10,016                           10,029
12/23/2005                    10,027                           10,033
12/24/2005                    10,027                           10,033
12/25/2005                    10,027                           10,033
12/26/2005                    10,027                           10,033
12/27/2005                     9,983                           10,011
12/28/2005                    10,007                           10,020
12/29/2005                     9,999                           10,041
12/30/2005                     9,987                           10,012
12/31/2005                     9,987                           10,012
  1/1/2006                     9,987                           10,012
  1/2/2006                     9,987                           10,012
  1/3/2006                    10,067                           10,025
  1/4/2006                    10,107                           10,044
  1/5/2006                    10,111                           10,064
  1/6/2006                    10,168                           10,070
  1/7/2006                    10,168                           10,070
  1/8/2006                    10,168                           10,070
  1/9/2006                    10,184                           10,090
 1/10/2006                    10,192                           10,083
 1/11/2006                    10,208                           10,093
 1/12/2006                    10,192                           10,113
 1/13/2006                    10,204                           10,133
 1/14/2006                    10,204                           10,133
 1/15/2006                    10,204                           10,133
 1/16/2006                    10,204                           10,133
 1/17/2006                    10,204                           10,128
 1/18/2006                    10,184                           10,113
 1/19/2006                    10,212                           10,132
 1/20/2006                    10,184                           10,133
 1/21/2006                    10,184                           10,133
 1/22/2006                    10,184                           10,133
 1/23/2006                    10,212                           10,136
 1/24/2006                    10,240                           10,128
 1/25/2006                    10,216                           10,120
 1/26/2006                    10,236                           10,131
 1/27/2006                    10,248                           10,168
 1/28/2006                    10,248                           10,168
 1/29/2006                    10,248                           10,168
 1/30/2006                    10,264                           10,200
 1/31/2006                    10,288                           10,214
  2/1/2006                    10,260                           10,230
  2/2/2006                    10,216                           10,217
  2/3/2006                    10,212                           10,235
  2/4/2006                    10,212                           10,235
  2/5/2006                    10,212                           10,235
  2/6/2006                    10,216                           10,245
  2/7/2006                    10,176                           10,229
  2/8/2006                    10,180                           10,232
  2/9/2006                    10,168                           10,226
 2/10/2006                    10,152                           10,236
 2/11/2006                    10,152                           10,236
 2/12/2006                    10,152                           10,236
 2/13/2006                    10,127                           10,233
 2/14/2006                    10,140                           10,240
 2/15/2006                    10,148                           10,244
 2/16/2006                    10,176                           10,257
 2/17/2006                    10,188                           10,260
 2/18/2006                    10,188                           10,260
 2/19/2006                    10,188                           10,260
 2/20/2006                    10,188                           10,260
 2/21/2006                    10,196                           10,265
 2/22/2006                    10,228                           10,262
 2/23/2006                    10,220                           10,278
 2/24/2006                    10,232                           10,302
 2/25/2006                    10,232                           10,302
 2/26/2006                    10,232                           10,302
 2/27/2006                    10,240                           10,313
 2/28/2006                    10,212                           10,296
  3/1/2006                    10,248                           10,295
  3/2/2006                    10,256                           10,301
  3/3/2006                    10,244                           10,304
  3/4/2006                    10,244                           10,304
  3/5/2006                    10,244                           10,304
  3/6/2006                    10,180                           10,312
  3/7/2006                    10,135                           10,299
  3/8/2006                    10,127                           10,278
  3/9/2006                    10,115                           10,296
 3/10/2006                    10,135                           10,316
 3/11/2006                    10,135                           10,316
 3/12/2006                    10,135                           10,316
 3/13/2006                    10,160                           10,328
 3/14/2006                    10,216                           10,316
 3/15/2006                    10,252                           10,321
 3/16/2006                    10,264                           10,316
 3/17/2006                    10,272                           10,337
 3/18/2006                    10,272                           10,337
 3/19/2006                    10,272                           10,337
 3/20/2006                    10,264                           10,352
 3/21/2006                    10,216                           10,370
 3/22/2006                    10,240                           10,369
 3/23/2006                    10,216                           10,366
 3/24/2006                    10,244                           10,370
 3/25/2006                    10,244                           10,370
 3/26/2006                    10,244                           10,370
 3/27/2006                    10,240                           10,359
 3/28/2006                    10,208                           10,378
 3/29/2006                    10,236                           10,388
 3/30/2006                    10,240                           10,416
 3/31/2006                    10,236                           10,415



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

                                        A-CLASS             C-CLASS             H-CLASS
                                       (09/19/05)          (09/19/05)          (09/19/05)
-------------------------------------------------------------------------------------------
                                    SINCE INCEPTION     SINCE INCEPTION     SINCE INCEPTION
-------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND          2.36%               1.96%               2.40%
S&P HEDGE FUND INDEX                     4.15%               4.15%               4.15%
-------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P HEDGE FUND INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                             ABSOLUTE RETURN STRATEGIES   ABSOLUTE RETURN STRATEGIES
                                FUND LONG HOLDINGS          FUND SHORT HOLDINGS
                             --------------------------   --------------------------
Industrials                              7%                        -3%
Information Technology                   7%                        -4%
Consumer Discretionary                   6%                        -3%
Financials                              10%                        -7%
Materials                                3%                        -1%
Health Care                              4%                        -3%
Utilities                                2%                        -1%
Consumer Staples                         3%                        -3%
Energy                                   3%                        -3%
Telecommunication Services               2%                        -2%
Futures Contracts                       34%                        -8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                       September 19, 2005
C-Class                                                       September 19, 2005
H-Class                                                       September 19, 2005

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.1%
Goldman Sachs Group, Inc.                                                   0.9%
Verizon Communications, Inc.                                                0.9%
Tyco International Ltd.                                                     0.9%
Archer-Daniels-Midland Co.                                                  0.8%
Valero Energy Corp.                                                         0.8%
Apple Computer, Inc.                                                        0.8%
Prudential Financial, Inc.                                                  0.7%
Norfolk Southern Corp.                                                      0.6%
Northrop Grumman Corp.                                                      0.6%
--------------------------------------------------------------------------------
Top Ten Total                                                               8.1%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

HEDGED EQUITY FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

INCEPTION: September 19, 2005

Long/short hedge funds performed well from the inception of Rydex Hedged Equity Fund to March 31, 2006. Long/short hedge funds declined in October 2005, but have posted strong monthly returns since.

Rydex Hedged Equity Fund H-Class rose 3.81% since its September 19, 2005 inception date. The Fund benefited from market neutral momentum and market neutral size positions as well as its overall long exposure to equities. Positions in market neutral value hurt performance. The Fund has performed well relative to the performance of various equity hedge and long/short hedge fund indices.

Relative to equities, the Fund had a daily correlation of 0.86 to the S&P 500 Index. The standard deviation of the Fund's daily returns was about one-quarter less than the S&P 500 Index.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date      HEDGED EQUITY FUND C-CLASS   S&P EQUITY LONG/SHORT INDEX
----------   --------------------------   ---------------------------
 9/19/2005               $10,000                   $10,000
 9/20/2005                 9,952                     9,960
 9/21/2005                 9,924                     9,929
 9/22/2005                 9,932                     9,922
 9/23/2005                 9,936                     9,935
 9/24/2005                 9,936                     9,935
 9/25/2005                 9,936                     9,935
 9/26/2005                 9,964                     9,960
 9/27/2005                 9,952                     9,954
 9/28/2005                 9,988                     9,975
 9/29/2005                10,028                    10,023
 9/30/2005                10,044                    10,038
 10/1/2005                10,044                    10,038
 10/2/2005                10,044                    10,038
 10/3/2005                10,080                    10,049
 10/4/2005                10,016                    10,045
 10/5/2005                 9,860                     9,986
 10/6/2005                 9,800                     9,940
 10/7/2005                 9,844                     9,966
 10/8/2005                 9,844                     9,966
 10/9/2005                 9,844                     9,966
10/10/2005                 9,760                     9,945
10/11/2005                 9,736                     9,931
10/12/2005                 9,672                     9,875
10/13/2005                 9,636                     9,859
10/14/2005                 9,684                     9,899
10/15/2005                 9,684                     9,899
10/16/2005                 9,684                     9,899
10/17/2005                 9,724                     9,900
10/18/2005                 9,636                     9,842
10/19/2005                 9,704                     9,884
10/20/2005                 9,588                     9,828
10/21/2005                 9,648                     9,851
10/22/2005                 9,648                     9,851
10/23/2005                 9,648                     9,851
10/24/2005                 9,744                     9,907
10/25/2005                 9,732                     9,901
10/26/2005                 9,696                     9,863
10/27/2005                 9,596                     9,794
10/28/2005                 9,676                     9,831
10/29/2005                 9,676                     9,831
10/30/2005                 9,676                     9,831
10/31/2005                 9,728                     9,898
 11/1/2005                 9,712                     9,887
 11/2/2005                 9,776                     9,941
 11/3/2005                 9,792                     9,960
 11/4/2005                 9,788                     9,951
 11/5/2005                 9,788                     9,951
 11/6/2005                 9,788                     9,951
 11/7/2005                 9,800                     9,944
 11/8/2005                 9,756                     9,928
 11/9/2005                 9,768                     9,917
11/10/2005                 9,768                     9,930
11/11/2005                 9,776                     9,954
11/12/2005                 9,776                     9,954
11/13/2005                 9,776                     9,954
11/14/2005                 9,792                     9,945
11/15/2005                 9,776                     9,908
11/16/2005                 9,752                     9,928
11/17/2005                 9,800                     9,968
11/18/2005                 9,812                     9,995
11/19/2005                 9,812                     9,995
11/20/2005                 9,812                     9,995
11/21/2005                 9,848                     9,997
11/22/2005                 9,856                    10,038
11/23/2005                 9,860                    10,046
11/24/2005                 9,860                    10,046
11/25/2005                 9,868                    10,065
11/26/2005                 9,868                    10,065
11/27/2005                 9,868                    10,065
11/28/2005                 9,764                     9,994
11/29/2005                 9,788                     9,997
11/30/2005                 9,776                    10,020
 12/1/2005                 9,888                    10,108
 12/2/2005                 9,880                    10,113
 12/3/2005                 9,880                    10,113
 12/4/2005                 9,880                    10,113
 12/5/2005                 9,876                    10,086
 12/6/2005                 9,888                    10,098
 12/7/2005                 9,860                    10,077
 12/8/2005                 9,876                    10,098
 12/9/2005                 9,884                    10,110
12/10/2005                 9,884                    10,110
12/11/2005                 9,884                    10,110
12/12/2005                 9,888                    10,131
12/13/2005                 9,900                    10,127
12/14/2005                 9,916                    10,145
12/15/2005                 9,908                    10,143
12/16/2005                 9,888                    10,130
12/17/2005                 9,888                    10,130
12/18/2005                 9,888                    10,130
12/19/2005                 9,828                    10,075
12/20/2005                 9,852                    10,090
12/21/2005                 9,908                    10,118
12/22/2005                 9,940                    10,149
12/23/2005                 9,959                    10,163
12/24/2005                 9,959                    10,163
12/25/2005                 9,959                    10,163
12/26/2005                 9,959                    10,163
12/27/2005                 9,891                    10,099
12/28/2005                 9,923                    10,117
12/29/2005                 9,907                    10,116
12/30/2005                 9,875                    10,106
12/31/2005                 9,875                    10,106
  1/1/2006                 9,875                    10,106
  1/2/2006                 9,875                    10,106
  1/3/2006                 9,983                    10,155
  1/4/2006                10,036                    10,241
  1/5/2006                10,064                    10,243
  1/6/2006                10,148                    10,313
  1/7/2006                10,148                    10,313
  1/8/2006                10,148                    10,313
  1/9/2006                10,196                    10,326
 1/10/2006                10,216                    10,351
 1/11/2006                10,240                    10,371
 1/12/2006                10,212                    10,347
 1/13/2006                10,216                    10,350
 1/14/2006                10,216                    10,350
 1/15/2006                10,216                    10,350
 1/16/2006                10,216                    10,350
 1/17/2006                10,196                    10,322
 1/18/2006                10,168                    10,318
 1/19/2006                10,224                    10,375
 1/20/2006                10,140                    10,317
 1/21/2006                10,140                    10,317
 1/22/2006                10,140                    10,317
 1/23/2006                10,180                    10,333
 1/24/2006                10,240                    10,366
 1/25/2006                10,216                    10,346
 1/26/2006                10,268                    10,393
 1/27/2006                10,304                    10,421
 1/28/2006                10,304                    10,421
 1/29/2006                10,304                    10,421
 1/30/2006                10,337                    10,429
 1/31/2006                10,381                    10,459
  2/1/2006                10,341                    10,454
  2/2/2006                10,260                    10,424
  2/3/2006                10,256                    10,428
  2/4/2006                10,256                    10,428
  2/5/2006                10,256                    10,428
  2/6/2006                10,276                    10,441
  2/7/2006                10,196                    10,386
  2/8/2006                10,220                    10,379
  2/9/2006                10,192                    10,372
 2/10/2006                10,188                    10,362
 2/11/2006                10,188                    10,362
 2/12/2006                10,188                    10,362
 2/13/2006                10,136                    10,342
 2/14/2006                10,164                    10,360
 2/15/2006                10,180                    10,362
 2/16/2006                10,228                    10,389
 2/17/2006                10,236                    10,397
 2/18/2006                10,236                    10,397
 2/19/2006                10,236                    10,397
 2/20/2006                10,236                    10,397
 2/21/2006                10,240                    10,393
 2/22/2006                10,300                    10,403
 2/23/2006                10,292                    10,400
 2/24/2006                10,329                    10,439
 2/25/2006                10,329                    10,439
 2/26/2006                10,329                    10,439
 2/27/2006                10,329                    10,455
 2/28/2006                10,268                    10,426
  3/1/2006                10,333                    10,473
  3/2/2006                10,345                    10,503
  3/3/2006                10,329                    10,499
  3/4/2006                10,329                    10,499
  3/5/2006                10,329                    10,499
  3/6/2006                10,220                    10,457
  3/7/2006                10,144                    10,413
  3/8/2006                10,136                    10,388
  3/9/2006                10,112                    10,372
 3/10/2006                10,164                    10,385
 3/11/2006                10,164                    10,385
 3/12/2006                10,164                    10,385
 3/13/2006                10,204                    10,404
 3/14/2006                10,288                    10,434
 3/15/2006                10,353                    10,465
 3/16/2006                10,357                    10,455
 3/17/2006                10,365                    10,471
 3/18/2006                10,365                    10,471
 3/19/2006                10,365                    10,471
 3/20/2006                10,341                    10,457
 3/21/2006                10,272                    10,417
 3/22/2006                10,321                    10,442
 3/23/2006                10,304                    10,444
 3/24/2006                10,337                    10,447
 3/25/2006                10,337                    10,447
 3/26/2006                10,337                    10,447
 3/27/2006                10,333                    10,437
 3/28/2006                10,288                    10,422
 3/29/2006                10,353                    10,429
 3/30/2006                10,337                    10,433
 3/31/2006                10,337                    10,433

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date      HEDGED EQUITY FUND H-CLASS   S&P EQUITY LONG/SHORT INDEX
----------   --------------------------   ---------------------------
 9/19/2005               $10,000                     $10,000
 9/20/2005                 9,952                       9,960
 9/21/2005                 9,924                       9,929
 9/22/2005                 9,932                       9,922
 9/23/2005                 9,936                       9,935
 9/24/2005                 9,936                       9,935
 9/25/2005                 9,936                       9,935
 9/26/2005                 9,968                       9,960
 9/27/2005                 9,952                       9,954
 9/28/2005                 9,988                       9,975
 9/29/2005                10,028                      10,023
 9/30/2005                10,044                      10,038
 10/1/2005                10,044                      10,038
 10/2/2005                10,044                      10,038
 10/3/2005                10,084                      10,049
 10/4/2005                10,020                      10,045
 10/5/2005                 9,864                       9,986
 10/6/2005                 9,808                       9,940
 10/7/2005                 9,848                       9,966
 10/8/2005                 9,848                       9,966
 10/9/2005                 9,848                       9,966
10/10/2005                 9,764                       9,945
10/11/2005                 9,740                       9,931
10/12/2005                 9,676                       9,875
10/13/2005                 9,640                       9,859
10/14/2005                 9,692                       9,899
10/15/2005                 9,692                       9,899
10/16/2005                 9,692                       9,899
10/17/2005                 9,732                       9,900
10/18/2005                 9,644                       9,842
10/19/2005                 9,712                       9,884
10/20/2005                 9,596                       9,828
10/21/2005                 9,656                       9,851
10/22/2005                 9,656                       9,851
10/23/2005                 9,656                       9,851
10/24/2005                 9,756                       9,907
10/25/2005                 9,740                       9,901
10/26/2005                 9,704                       9,863
10/27/2005                 9,608                       9,794
10/28/2005                 9,688                       9,831
10/29/2005                 9,688                       9,831
10/30/2005                 9,688                       9,831
10/31/2005                 9,740                       9,898
 11/1/2005                 9,724                       9,887
 11/2/2005                 9,784                       9,941
 11/3/2005                 9,804                       9,960
 11/4/2005                 9,800                       9,951
 11/5/2005                 9,800                       9,951
 11/6/2005                 9,800                       9,951
 11/7/2005                 9,812                       9,944
 11/8/2005                 9,768                       9,928
 11/9/2005                 9,780                       9,917
11/10/2005                 9,780                       9,930
11/11/2005                 9,788                       9,954
11/12/2005                 9,788                       9,954
11/13/2005                 9,788                       9,954
11/14/2005                 9,804                       9,945
11/15/2005                 9,792                       9,908
11/16/2005                 9,764                       9,928
11/17/2005                 9,812                       9,968
11/18/2005                 9,824                       9,995
11/19/2005                 9,824                       9,995
11/20/2005                 9,824                       9,995
11/21/2005                 9,860                       9,997
11/22/2005                 9,868                      10,038
11/23/2005                 9,872                      10,046
11/24/2005                 9,872                      10,046
11/25/2005                 9,884                      10,065
11/26/2005                 9,884                      10,065
11/27/2005                 9,884                      10,065
11/28/2005                 9,780                       9,994
11/29/2005                 9,800                       9,997
11/30/2005                 9,792                      10,020
 12/1/2005                 9,904                      10,108
 12/2/2005                 9,896                      10,113
 12/3/2005                 9,896                      10,113
 12/4/2005                 9,896                      10,113
 12/5/2005                 9,892                      10,086
 12/6/2005                 9,904                      10,098
 12/7/2005                 9,880                      10,077
 12/8/2005                 9,892                      10,098
 12/9/2005                 9,900                      10,110
12/10/2005                 9,900                      10,110
12/11/2005                 9,900                      10,110
12/12/2005                 9,908                      10,131
12/13/2005                 9,916                      10,127
12/14/2005                 9,936                      10,145
12/15/2005                 9,928                      10,143
12/16/2005                 9,908                      10,130
12/17/2005                 9,908                      10,130
12/18/2005                 9,908                      10,130
12/19/2005                 9,848                      10,075
12/20/2005                 9,872                      10,090
12/21/2005                 9,928                      10,118
12/22/2005                 9,960                      10,149
12/23/2005                 9,979                      10,163
12/24/2005                 9,979                      10,163
12/25/2005                 9,979                      10,163
12/26/2005                 9,979                      10,163
12/27/2005                 9,915                      10,099
12/28/2005                 9,947                      10,117
12/29/2005                 9,927                      10,116
12/30/2005                 9,899                      10,106
12/31/2005                 9,899                      10,106
  1/1/2006                 9,899                      10,106
  1/2/2006                 9,899                      10,106
  1/3/2006                10,003                      10,155
  1/4/2006                10,060                      10,241
  1/5/2006                10,084                      10,243
  1/6/2006                10,172                      10,313
  1/7/2006                10,172                      10,313
  1/8/2006                10,172                      10,313
  1/9/2006                10,220                      10,326
 1/10/2006                10,240                      10,351
 1/11/2006                10,264                      10,371
 1/12/2006                10,236                      10,347
 1/13/2006                10,240                      10,350
 1/14/2006                10,240                      10,350
 1/15/2006                10,240                      10,350
 1/16/2006                10,240                      10,350
 1/17/2006                10,220                      10,322
 1/18/2006                10,192                      10,318
 1/19/2006                10,252                      10,375
 1/20/2006                10,164                      10,317
 1/21/2006                10,164                      10,317
 1/22/2006                10,164                      10,317
 1/23/2006                10,208                      10,333
 1/24/2006                10,264                      10,366
 1/25/2006                10,240                      10,346
 1/26/2006                10,296                      10,393
 1/27/2006                10,332                      10,421
 1/28/2006                10,332                      10,421
 1/29/2006                10,332                      10,421
 1/30/2006                10,365                      10,429
 1/31/2006                10,409                      10,459
  2/1/2006                10,369                      10,454
  2/2/2006                10,288                      10,424
  2/3/2006                10,284                      10,428
  2/4/2006                10,284                      10,428
  2/5/2006                10,284                      10,428
  2/6/2006                10,304                      10,441
  2/7/2006                10,224                      10,386
  2/8/2006                10,252                      10,379
  2/9/2006                10,224                      10,372
 2/10/2006                10,220                      10,362
 2/11/2006                10,220                      10,362
 2/12/2006                10,220                      10,362
 2/13/2006                10,168                      10,342
 2/14/2006                10,196                      10,360
 2/15/2006                10,212                      10,362
 2/16/2006                10,260                      10,389
 2/17/2006                10,268                      10,397
 2/18/2006                10,268                      10,397
 2/19/2006                10,268                      10,397
 2/20/2006                10,268                      10,397
 2/21/2006                10,276                      10,393
 2/22/2006                10,336                      10,403
 2/23/2006                10,328                      10,400
 2/24/2006                10,365                      10,439
 2/25/2006                10,365                      10,439
 2/26/2006                10,365                      10,439
 2/27/2006                10,365                      10,455
 2/28/2006                10,304                      10,426
  3/1/2006                10,369                      10,473
  3/2/2006                10,381                      10,503
  3/3/2006                10,369                      10,499
  3/4/2006                10,369                      10,499
  3/5/2006                10,369                      10,499
  3/6/2006                10,256                      10,457
  3/7/2006                10,180                      10,413
  3/8/2006                10,172                      10,388
  3/9/2006                10,148                      10,372
 3/10/2006                10,200                      10,385
 3/11/2006                10,200                      10,385
 3/12/2006                10,200                      10,385
 3/13/2006                10,244                      10,404
 3/14/2006                10,324                      10,434
 3/15/2006                10,389                      10,465
 3/16/2006                10,393                      10,455
 3/17/2006                10,405                      10,471
 3/18/2006                10,405                      10,471
 3/19/2006                10,405                      10,471
 3/20/2006                10,381                      10,457
 3/21/2006                10,312                      10,417
 3/22/2006                10,361                      10,442
 3/23/2006                10,345                      10,444
 3/24/2006                10,377                      10,447
 3/25/2006                10,377                      10,447
 3/26/2006                10,377                      10,447
 3/27/2006                10,377                      10,437
 3/28/2006                10,328                      10,422
 3/29/2006                10,393                      10,429
 3/30/2006                10,381                      10,433
 3/31/2006                10,381                      10,433

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

                                        A-CLASS             C-CLASS             H-CLASS
                                       (09/19/05)          (09/19/05)          (09/19/05)
--------------------------------------------------------------------------------------------
                                    SINCE INCEPTION     SINCE INCEPTION     SINCE INCEPTION
--------------------------------------------------------------------------------------------
HEDGED EQUITY FUND                       3.81%               3.41%               3.81%
S&P EQUITY LONG/SHORT INDEX              4.33%               4.33%               4.33%
--------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P EQUITY LONG/SHORT INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                             HEDGED EQUITY FUND   HEDGED EQUITY FUND
                               LONG HOLDINGS         SHORT HOLDINGS
                             ------------------   ------------------
Other                                8%                -6%
Industrials                         10%                -5%
Health Care                          7%                -5%
Consumer Discretionary               5%                -4%
Energy                               4%                -4%
Consumer Staples                     5%                -5%
Financials                          10%               -10%
Information Technology               4%                -5%
Futures Contracts                   47%                 0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                      September 19, 2005
C-Class                                                      September 19, 2005
H-Class                                                      September 19, 2005

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.9%
AT&T, Inc.                                                                  1.7%
Verizon Communications, Inc.                                                1.6%
Tyco International Ltd.                                                     1.6%
Archer-Daniels-Midland Co.                                                  1.4%
Valero Energy Corp.                                                         1.3%
Goldman Sachs Group, Inc.                                                   1.3%
Prudential Financial, Inc.                                                  1.2%
Apple Computer, Inc.                                                        1.1%
Metlife, Inc.                                                               1.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.1%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative investments.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS                                          March 31, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 46.0%

FINANCIALS 9.4%
   INSURANCE 4.3%
   Prudential Financial, Inc.                                4,190    $ 317,644
   MetLife, Inc.                                             5,030      243,301
   Chubb Corp.                                               2,500      238,600
   Allstate Corp.                                            4,390      228,763
   UICI                                                      3,540      130,945
   AFLAC, Inc.                                               2,700      121,851
   Genworth Financial, Inc. -- Class A                       3,180      106,307
   ACE Ltd.                                                  1,910       99,339
   XL Capital Ltd.                                           1,390       89,113
   Lincoln National Corp.                                    1,160       63,324
   Progressive Corp.                                           580       60,471
   MBIA, Inc.                                                  880       52,914
   Loews Corp.                                                 500       50,600
   Ambac Financial Group, Inc.                                 500       39,800
   Aon Corp.                                                   880       36,529
                                                                      ---------
   TOTAL INSURANCE                                                    1,879,501
                                                                      ---------
   REAL ESTATE 2.2%
   Longview Fibre Co.                                        5,320      137,469
   CarrAmerica Realty Corp.                                  2,930      130,707
   Town & Country Trust                                      3,220      130,700
   Shurgard Storage Centers, Inc. --
      Class A                                                1,960      130,595
   Meristar Hospitality Corp.*                              12,580      130,580
   Bedford Property Investors, Inc.                          4,830      130,072
   Arden Realty, Inc.                                        2,860      129,072
   Plum Creek Timber Co., Inc. (REIT)                          990       36,561
                                                                      ---------
   TOTAL REAL ESTATE                                                    955,756
                                                                      ---------
   CAPITAL MARKETS 1.3%
   Goldman Sachs Group, Inc.                                 2,450      384,552
   Lehman Brothers Holdings, Inc.                              740      106,953
   E*Trade Financial Corp.*                                  2,990       80,670
                                                                      ---------
   TOTAL CAPITAL MARKETS                                                572,175
                                                                      ---------
   BANKS 1.0%
   Western Sierra Bancorp                                    2,960      134,206
   Main Street Banks, Inc.                                   4,910      127,071
   North Fork Bancorporation, Inc.                           3,540      102,058
   National City Corp.                                       2,920      101,908
                                                                      ---------
   TOTAL BANKS                                                          465,243
                                                                      ---------
   THRIFTS & MORTGAGE FINANCE 0.6%
   Independence Community
      Bank Corp.                                             3,200      133,376
   Sound Federal Bancorp, Inc.                               6,370      131,158
                                                                      ---------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     264,534
                                                                      ---------
TOTAL FINANCIALS                                                      4,137,209
                                                                      ---------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 7.1%
   MACHINERY 1.2%
   Stewart & Stevenson Services, Inc.                        3,730    $ 136,070
   Titan International, Inc.                                 7,750      133,765
   Ingersoll-Rand Co. -- Class A                             3,040      127,042
   Cummins, Inc.                                               730       76,723
   Parker Hannifin Corp.                                       690       55,621
                                                                      ---------
   TOTAL MACHINERY                                                      529,221
                                                                      ---------
   ROAD & RAIL 1.0%
   Norfolk Southern Corp.                                    4,880      263,861
   Burlington Northern
      Santa Fe Corp.                                         1,120       93,330
   Canadian National Railway Co.                               320       14,490
   CSX Corp.                                                   190       11,362
   Canadian Pacific Railway Ltd.                               170        8,495
   J.B. Hunt Transport Services, Inc.                          240        5,170
   Amerco, Inc.*                                                50        4,948
   Laidlaw International, Inc.                                 180        4,896
   CNF, Inc.                                                    90        4,495
   Landstar System, Inc.                                       100        4,412
   Kansas City Southern*                                       170        4,199
   Knight Transportation, Inc.                                 200        3,950
   YRC Worldwide, Inc.*                                        100        3,806
   Swift Transportation Co., Inc.*                             170        3,694
                                                                      ---------
   TOTAL ROAD & RAIL                                                    431,108
                                                                      ---------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Duratek, Inc.*                                            6,030      132,057
   Sourcecorp, Inc.*                                         5,340      128,747
   Cendant Corp.                                             6,710      116,419
   Monster Worldwide, Inc.*                                    700       34,902
   Equifax, Inc.                                               300       11,172
                                                                      ---------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 423,297
                                                                      ---------
   INDUSTRIAL CONGLOMERATES 0.9%
   Tyco International Ltd.                                  14,250      383,040
                                                                      ---------
   TOTAL INDUSTRIAL CONGLOMERATES                                       383,040
                                                                      ---------
   CONSTRUCTION & ENGINEERING 0.6%
   Fluor Corp.                                                 670       57,486
   Jacobs Engineering Group, Inc.*                             360       31,226
   McDermott International, Inc.*                              460       25,047
   Foster Wheeler, Ltd.*                                       470       22,236
   Shaw Group, Inc.*                                           720       21,888
   EMCOR Group, Inc.*                                          400       19,864
   Granite Construction, Inc.                                  400       19,472
   Quanta Services, Inc.*                                    1,150       18,423
   URS Corp.*                                                  450       18,113
   Washington Group
      International, Inc.                                      280       16,069
   Chicago Bridge & Iron NV Co.                                660       15,840
   Insituform Technologies, Inc. --
      Class A*                                                 430       11,438
                                                                      ---------
   TOTAL CONSTRUCTION & ENGINEERING                                     277,102
                                                                      ---------


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 0.6%
   Northrop Grumman Corp.                                    3,770    $ 257,453
                                                                      ---------
   TOTAL AEROSPACE & DEFENSE                                            257,453
                                                                      ---------
   ELECTRICAL EQUIPMENT 0.6%
   Artesyn Technologies, Inc.*                              11,920      130,524
   Emerson Electric Co.                                        240       20,071
   ABB Ltd. -- SP ADR*                                       1,590       19,954
   Rockwell Automation, Inc.                                   180       12,944
   Cooper Industries Ltd. -- Class A                           120       10,428
   American Power Conversion Corp.                             380        8,782
   Roper Industries, Inc.                                      170        8,267
   Hubbell, Inc. -- Class B                                    130        6,664
   AMETEK, Inc.                                                140        6,294
   Thomas & Betts Corp.*                                       120        6,166
   Energy Conversion Devices, Inc.*                            100        4,918
   Acuity Brands, Inc.                                         120        4,800
   A.O. Smith Corp.                                             90        4,752
   Evergreen Solar, Inc.*                                      250        3,850
   Regal-Beloit Corp.                                           90        3,804
   General Cable Corp.*                                        120        3,640
                                                                      ---------
   TOTAL ELECTRICAL EQUIPMENT                                           255,858
                                                                      ---------
   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Fastenal Co.                                                780       36,925
   W.W. Grainger, Inc.                                         490       36,921
   MSC Industrial Direct Co. --
      Class A                                                  520       28,090
   WESCO International, Inc.*                                  410       27,884
   United Rentals, Inc.*                                       750       25,875
   GATX Corp.                                                  520       21,471
   Watsco, Inc.                                                290       20,605
   Applied Industrial
      Technologies, Inc.                                       370       16,502
   Beacon Roofing Supply, Inc.*                                370       15,037
   UAP Holding Corp.                                           680       14,620
                                                                      ---------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               243,930
                                                                      ---------
   BUILDING PRODUCTS 0.5%
   Water Pik Technologies, Inc.*                             4,720      130,791
   Masco Corp.                                               2,720       88,373
                                                                      ---------
   TOTAL BUILDING PRODUCTS                                              219,164
                                                                      ---------
   AIRLINES 0.2%
   Ryanair Holdings PLC -- SP ADR*                             340       18,598
   AMR Corp.*                                                  560       15,148
   Gol Linhas Aereas Inteligentes
      SA -- SP ADR                                             540       14,472
   Continental Airlines, Inc. --
      Class B*                                                 370        9,953
   Lan Airlines SA--SP ADR                                     250        9,797
   AirTran Holdings, Inc.*                                     440        7,968
   SkyWest, Inc.                                               250        7,318
   JetBlue Airways Corp.*                                      670        7,182
   Alaska Air Group, Inc.*                                     170        6,027
                                                                      ---------
   TOTAL AIRLINES                                                        96,463
                                                                      ---------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.0%
   Ryder System, Inc.                                          300    $  13,434
                                                                      ---------
   TOTAL AIR FREIGHT & COURIERS                                          13,434
                                                                      ---------
TOTAL INDUSTRIALS                                                     3,130,070
                                                                      ---------
INFORMATION TECHNOLOGY 6.5%
   IT CONSULTING & SERVICES 1.9%
   TNS, Inc.*                                                6,290      133,222
   Pegasus Solutions, Inc.*                                 13,950      131,269
   iPayment Holdings, Inc.*                                  3,050      130,693
   Intrado, Inc.*                                            5,030      130,679
   Anteon International Corp.*                               2,380      129,853
   Acxiom Corp.                                              4,990      128,942
   Computer Sciences Corp.*                                    760       42,218
   Sabre Holdings Corp.                                        560       13,177
   Convergys Corp.*                                            600       10,926
                                                                      ---------
   TOTAL IT CONSULTING & SERVICES                                       850,979
                                                                      ---------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.4%
   Broadcom Corp. -- Class A*                                5,070      218,821
   ADE Corp.*                                                4,160      127,379
   Advanced Micro Devices, Inc.*                             2,860       94,838
   Freescale Semiconductor, Inc. --
      Class B*                                               2,980       82,755
   National Semiconductor Corp.                              1,350       37,584
   Novellus Systems, Inc.*                                     970       23,280
   Teradyne, Inc.*                                           1,380       21,404
                                                                      ---------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                           606,061
                                                                      ---------
   COMPUTERS & PERIPHERALS 1.4%
   Apple Computer, Inc.*                                     5,410      339,315
   Maxtor Corp.*                                            14,300      136,708
   Lexar Media, Inc.*                                       14,220      122,008
   Lexmark International, Inc.*                                150        6,807
                                                                      ---------
   TOTAL COMPUTERS & PERIPHERALS                                        604,838
                                                                      ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
   Identix, Inc.*                                           16,430      130,783
   Excel Technology, Inc.*                                   4,360      128,489
   Agilent Technologies, Inc.*                               2,140       80,357
   Sanmina-SCI Corp.*                                        3,780       15,498
                                                                      ---------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             355,127
                                                                      ---------
   INTERNET SOFTWARE & SERVICES 0.6%
   iVillage, Inc.*                                          15,580      131,028
   Matrixone, Inc.*                                         18,190      130,240
                                                                      ---------
   TOTAL INTERNET SOFTWARE & SERVICES                                   261,268
                                                                      ---------
   COMMUNICATIONS EQUIPMENT 0.2%
   Corning, Inc.*                                            3,420       92,032
   Dycom Industries, Inc.*                                     380        8,075
                                                                      ---------
   TOTAL COMMUNICATIONS EQUIPMENT                                       100,107
                                                                      ---------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                              4,100       62,320
                                                                      ---------
   TOTAL OFFICE ELECTRONICS                                              62,320
                                                                      ---------


See Notes to Financial Statements      THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (CONTINUED)                              March 31, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   SOFTWARE 0.1%
   Novell, Inc.*                                             2,930    $  22,502
                                                                      ---------
   TOTAL SOFTWARE                                                        22,502
                                                                      ---------
TOTAL INFORMATION TECHNOLOGY                                          2,863,202
                                                                      ---------
CONSUMER DISCRETIONARY 5.6%
   MEDIA 1.7%
   Comcast Corp. -- Class A*                                 6,170      161,407
   Knight-Ridder, Inc.                                       2,070      130,845
   Thomas Nelson, Inc.                                       4,470      130,747
   Pixar*                                                    1,990      127,639
   Gannett Co., Inc.                                         1,500       89,880
   Tribune Co.                                               1,970       54,037
   NTL, Inc.*                                                1,119       32,574
                                                                      ---------
   TOTAL MEDIA                                                          727,129
                                                                      ---------
   HOTELS, RESTAURANTS & LEISURE 1.0%
   Aztar Corp.*                                              3,360      141,086
   GTECH Holdings Corp.                                      3,850      131,093
   Carnival Corp.                                            2,430      115,109
   Wendy's International, Inc.                                 220       13,653
   Darden Restaurants, Inc.                                    290       11,899
                                                                      ---------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  412,840
                                                                      ---------
   SPECIALTY RETAIL 0.9%
   Sports Authority, Inc.*                                   3,550      130,995
   Burlington Coat Factory
      Warehouse Corp.                                        2,870      130,442
   Lowe's Cos., Inc.                                         1,570      101,171
   Office Depot, Inc.*                                         600       22,344
   Circuit City Stores, Inc.                                   840       20,563
                                                                      ---------
   TOTAL SPECIALTY RETAIL                                               405,515
                                                                      ---------
   MULTILINE RETAIL 0.5%
   Federated Department Stores, Inc.                         1,670      121,910
   Sears Holdings Corp.*                                       500       66,120
   J.C. Penney Holding Co., Inc.                               460       27,789
   Dillard's, Inc. -- Class A                                  750       19,530
                                                                      ---------
   TOTAL MULTILINE RETAIL                                               235,349
                                                                      ---------
   TEXTILES & APPAREL 0.5%
   Tommy Hilfiger Corp.*                                     7,920      130,442
   VF Corp.                                                    730       41,537
   Liz Claiborne, Inc.                                         720       29,506
   Jones Apparel Group, Inc.                                   770       27,235
                                                                      ---------
   TOTAL TEXTILES & APPAREL                                             228,720
                                                                      ---------
   AUTOMOBILES 0.3%
   Ford Motor Co.                                            8,980       71,481
   General Motors Corp.                                      2,880       61,257
                                                                      ---------
   TOTAL AUTOMOBILES                                                    132,738
                                                                      ---------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Education Management Corp.*                               3,170      131,872
                                                                      ---------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 131,872
                                                                      ---------
   INTERNET & CATALOG RETAIL 0.3%
   J. Jill Group, Inc.*                                      5,480      131,027
                                                                      ---------
   TOTAL INTERNET & CATALOG RETAIL                                      131,027
                                                                      ---------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.1%
   D.R. Horton, Inc.                                           870    $  28,901
   Pulte Homes, Inc.                                           400       15,368
                                                                      ---------
   TOTAL HOUSEHOLD DURABLES                                              44,269
                                                                      ---------
TOTAL CONSUMER DISCRETIONARY                                          2,449,459
                                                                      ---------
HEALTH CARE 4.4%
   PHARMACEUTICALS 1.8%
   Pfizer, Inc.                                             18,740      467,001
   Merck & Co., Inc.                                         5,550      195,526
   Andrx Corp.*                                              5,500      130,570
   Watson Pharmaceuticals, Inc.*                               280        8,047
                                                                      ---------
   TOTAL PHARMACEUTICALS                                                801,144
                                                                      ---------
   HEALTH CARE PROVIDERS & SERVICES 1.1%
   Aetna, Inc.                                               3,390      166,585
   CIGNA Corp.                                                 760       99,271
   Coventry Health Care, Inc.*                               1,090       58,838
   McKesson Corp.                                            1,090       56,822
   HCA, Inc.                                                 1,170       53,574
   AmerisourceBergen Corp.                                     760       36,685
   Health Management
      Associates, Inc. -- Class A                              640       13,805
   Manor Care, Inc.                                            200        8,870
                                                                      ---------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               494,450
                                                                      ---------
   BIOTECHNOLOGY 0.8%
   Abgenix, Inc.*                                            5,830      131,175
   Gilead Sciences, Inc.*                                    1,280       79,642
   Applera Corp. - Applied
      Biosystems Group                                       1,390       37,725
   Genentech, Inc.*                                            200       16,902
   Amgen, Inc.*                                                230       16,732
   Celgene Corp.*                                              200        8,844
   Genzyme Corp.*                                              110        7,394
   Amylin Pharmaceuticals, Inc.*                               110        5,384
   PDL BioPharma, Inc.*                                        130        4,264
   Charles River Laboratories
      International, Inc.*                                      80        3,922
   Invitrogen Corp.*                                            50        3,507
   ImClone Systems, Inc.*                                      100        3,402
   Affymetrix, Inc.*                                            70        2,305
                                                                      ---------
   TOTAL BIOTECHNOLOGY                                                  321,198
                                                                      ---------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Guidant Corp.                                             1,950      152,217
   Boston Scientific Corp.*                                  5,820      134,151
   Waters Corp.*                                               760       32,794
                                                                      ---------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               319,162
                                                                      ---------
TOTAL HEALTH CARE                                                     1,935,954
                                                                      ---------
CONSUMER STAPLES 3.2%
   FOOD PRODUCTS 1.2%
   Archer-Daniels-Midland Co.                               11,040      371,496
   General Mills, Inc.                                       3,060      155,081
   Hershey Co.                                                 190        9,924
                                                                      ---------
   TOTAL FOOD PRODUCTS                                                  536,501
                                                                      ---------


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                              March 31, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 0.7%
   Albertson's, Inc.                                         5,050    $ 129,634
   Safeway, Inc.                                             4,250      106,760
   Walgreen Co.                                                940       40,542
                                                                      ---------
   TOTAL FOOD & DRUG RETAILING                                          276,936
                                                                      ---------
   HOUSEHOLD PRODUCTS 0.5%
   Kimberly-Clark Corp.                                      3,960      228,888
                                                                      ---------
   TOTAL HOUSEHOLD PRODUCTS                                             228,888
                                                                      ---------
   TOBACCO 0.5%
   Altria Group, Inc.                                        1,890      133,925
   UST, Inc.                                                 1,600       66,560
                                                                      ---------
   TOTAL TOBACCO                                                        200,485
                                                                      ---------
   PERSONAL PRODUCTS 0.2%
   Avon Products, Inc.                                       3,120       97,250
                                                                      ---------
   TOTAL PERSONAL PRODUCTS                                               97,250
                                                                      ---------
   BEVERAGES 0.1%
   Molson Coors Brewing Co. --
      Class B                                                  740       50,779
                                                                      ---------
   TOTAL BEVERAGES                                                       50,779
                                                                      ---------
TOTAL CONSUMER STAPLES                                                1,390,839
                                                                      ---------
MATERIALS 3.0%
   METALS & MINING 1.1%
   Roanoke Electric Steel Corp.                              4,470      144,381
   Phelps Dodge Corp.                                        1,100       88,583
   Nucor Corp.                                                 800       83,832
   United States Steel Corp.                                 1,050       63,714
   BHP Billiton Ltd. -- SP ADR                                 440       17,534
   Rio Tinto PLC -- SP ADR                                      70       14,490
   Anglo American PLC -- ADR                                   630       12,329
   Companhia Vale do Rio Doce --
      SP ADR                                                   240       11,647
   Mittal Steel NV Co. -- Class A                              220        8,305
   POSCO -- SP ADR                                             120        7,656
   Newmont Mining Corp.                                        140        7,265
   Alcan, Inc.                                                 140        6,402
   AngloGold Ashanti Ltd. -- SP ADR                            110        5,953
   Barrick Gold Corp.                                          210        5,721
   Falconbridge Ltd.                                           160        5,608
   Alcoa, Inc.                                                 170        5,195
                                                                      ---------
   TOTAL METALS & MINING                                                488,615
                                                                      ---------
   CONSTRUCTION MATERIALS 0.9%
   Lafarge North America, Inc.                               1,770      148,680
   Cemex SA de CV -- SP ADR                                  1,060       69,197
   Vulcan Materials Co.                                        550       47,657
   Martin Marietta Materials, Inc.                             330       35,320
   Florida Rock Industries, Inc.                               500       28,110
   Eagle Materials, Inc.                                       420       26,779
   Headwaters, Inc.*                                           520       20,691
   Texas Industries, Inc.                                      330       19,962
                                                                      ---------
   TOTAL CONSTRUCTION MATERIALS                                         396,396
                                                                      ---------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   CHEMICALS 0.4%
   Engelhard Corp.                                           3,300    $ 130,724
   PPG Industries, Inc.                                        860       54,481
                                                                      ---------
   TOTAL CHEMICALS                                                      185,205
                                                                      ---------
   PAPER & FOREST PRODUCTS 0.3%
   Weyerhaeuser Co.                                          1,270       91,986
   MeadWestvaco Corp.                                          910       24,852
   Louisiana-Pacific Corp.                                     560       15,232
                                                                      ---------
   TOTAL PAPER & FOREST PRODUCTS                                        132,070
                                                                      ---------
   CONTAINERS & PACKAGING 0.3%
   Packaging Dynamics Corp.                                  9,440      130,744
                                                                      ---------
   TOTAL CONTAINERS & PACKAGING                                         130,744
                                                                      ---------
TOTAL MATERIALS                                                       1,333,030
                                                                      ---------
ENERGY 2.8%
   OIL & GAS 2.2%
   Valero Energy Corp.                                       6,100      364,658
   Burlington Resources, Inc.                                2,450      225,179
   Remington Oil & Gas Corp.*                                3,100      133,982
   Williams Cos., Inc.                                       4,630       99,036
   ConocoPhillips                                            1,200       75,780
   Amerada Hess Corp.                                          330       46,992
   Kerr-McGee Corp.                                            430       41,056
                                                                      ---------
   TOTAL OIL & GAS                                                      986,683
                                                                      ---------
   ENERGY EQUIPMENT & SERVICES 0.6%
   Weatherford International Ltd.*                           2,770      126,727
   Rowan Cos., Inc.                                            810       35,608
   Transocean, Inc.*                                           140       11,242
   Tenaris SA -- SP ADR                                         60       10,840
   Baker Hughes, Inc.                                          140        9,576
   Diamond Offshore Drilling, Inc.                              90        8,055
   GlobalSantaFe Corp.                                         130        7,898
   Noble Corp.                                                  80        6,488
   Nabors Industries Ltd.*                                      90        6,442
   ENSCO International, Inc.                                   110        5,660
   Smith International, Inc.                                   140        5,454
   Precision Drilling Trust                                    130        4,204
   Patterson-UTI Energy, Inc.                                  130        4,155
                                                                      ---------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    242,349
                                                                      ---------
TOTAL ENERGY                                                          1,229,032
                                                                      ---------
TELECOMMUNICATION SERVICES 2.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
   Verizon Communications, Inc.                             11,270      383,856
   AT&T, Inc.                                                8,920      241,197
   PanAmSat Holding Corp.                                    5,190      128,816
   CenturyTel, Inc.                                            560       21,907
                                                                      ---------
   TOTAL DIVERSIFIED TELECOMMUNICATION
      SERVICES                                                          775,776
                                                                      ---------
   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Nextel Partners, Inc. -- Class A*                         4,600      130,272
                                                                      ---------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            130,272
                                                                      ---------
TOTAL TELECOMMUNICATION SERVICES                                        906,048
                                                                      ---------


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (CONTINUED)                              March 31, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

UTILITIES 2.0%
   MULTI-UTILITIES 1.4%
   KeySpan Corp.                                             3,190    $  130,375
   Constellation Energy Group, Inc.                          2,380       130,210
   NorthWestern Corp.                                        4,130       128,608
   Public Service Enterprise
      Group, Inc.                                            1,940       124,238
   PG&E Corp.                                                1,850        71,965
   NiSource, Inc.                                            2,090        42,260
                                                                      ----------
   TOTAL MULTI-UTILITIES                                                 627,656
                                                                      ----------
   ELECTRIC UTILITIES 0.6%
   Cinergy Corp.                                             2,900       131,689
   American Electric Power Co., Inc.                         1,980        67,360
   Allegheny Energy, Inc.*                                     730        24,710
   Pinnacle West Capital Corp.                                 490        19,159
                                                                      ----------
   TOTAL ELECTRIC UTILITIES                                              242,918
                                                                      ----------
TOTAL UTILITIES                                                          870,574
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $19,667,212)                                                 20,245,417
                                                                      ----------
                                                              FACE
                                                            AMOUNT
                                                      ------------
REPURCHASE AGREEMENTS 46.6%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06+                                $  2,785,931     2,785,931
   4.40% due 04/03/06                                   11,873,834    11,873,834
   4.15% due 04/03/06                                    5,810,855     5,810,855
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,470,620)                                                 20,470,620
                                                                      ----------
TOTAL LONG SECURITIES 92.6%
   (Cost $40,137,832)                                                 40,716,037
                                                                      ----------
                                                            SHARES
                                                      ------------
COMMON STOCKS SOLD SHORT (30.4)%

MATERIALS (1.2)%
   CHEMICALS 0.0%
   Hercules, Inc.*                                             260       (3,588)
   International Flavors &
      Fragrances, Inc.                                         210       (7,207)
                                                                      ---------
   TOTAL CHEMICALS                                                      (10,795)
                                                                      ---------
   CONTAINERS & PACKAGING 0.0%
   Temple-Inland, Inc.                                         250      (11,138)
                                                                      ---------
   TOTAL CONTAINERS & PACKAGING                                         (11,138)
                                                                      ---------
   PAPER & FOREST PRODUCTS (0.1)%
   International Paper Co.                                   1,120      (38,718)
                                                                      ---------
   TOTAL PAPER & FOREST PRODUCTS                                        (38,718)
                                                                      ---------
   METALS & MINING (1.1)%
   Allegheny Technologies, Inc.                              1,870     (114,407)
   Steel Dynamics, Inc.                                      2,650     (150,334)

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                                 3,430   $  (205,011)
                                                                    -----------
   TOTAL METALS & MINING                                               (469,752)
                                                                    -----------
TOTAL MATERIALS                                                        (530,403)
                                                                    -----------
UTILITIES (1.3)%
   GAS UTILITIES 0.0%
   Peoples Energy Corp.                                        40        (1,425)
                                                                    -----------
   TOTAL GAS UTILITIES                                                   (1,425)
                                                                    -----------
   MULTI-UTILITIES (0.2)%
   TECO Energy, Inc.                                        1,430       (23,052)
   Duke Energy Corp.                                        2,080       (60,632)
                                                                    -----------
   TOTAL MULTI-UTILITIES                                                (83,684)
                                                                    -----------
   ELECTRIC UTILITIES (1.1)%
   PPL Corp.                                                  440       (12,936)
   Southern Co.                                               850       (27,854)
   Exelon Corp.                                               660       (34,914)
   FPL Group, Inc.                                          3,640      (146,110)
   TXU Corp.                                                5,930      (265,427)
                                                                    -----------
   TOTAL ELECTRIC UTILITIES                                            (487,241)
                                                                    -----------
TOTAL UTILITIES                                                        (572,350)
                                                                    -----------
TELECOMMUNICATION SERVICES (2.1)%
   DIVERSIFIED TELECOMMUNICATION SERVICES (0.8)%
   Qwest Communications
      International, Inc.*                                 14,510       (98,668)
   BellSouth Corp.                                          3,050      (105,683)
   Valor Communications Group, Inc.                         9,940      (130,810)
                                                                    -----------
   TOTAL DIVERSIFIED TELECOMMUNICATION
      SERVICES                                                         (335,161)
                                                                    -----------
   WIRELESS TELECOMMUNICATION SERVICES (1.3)%
   Sprint Nextel Corp.                                     23,070      (596,129)
                                                                    -----------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           (596,129)
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES                                       (931,290)
                                                                    -----------
ENERGY (2.7)%
   OIL & GAS (0.4)%
   Murphy Oil Corp.                                           240       (11,957)
   EOG Resources, Inc.                                        310       (22,320)
   Devon Energy Corp.                                       2,050      (125,398)
                                                                    -----------
   TOTAL OIL & GAS                                                     (159,675)
                                                                    -----------
   ENERGY EQUIPMENT & SERVICES (2.3)%
   BJ Services Co.                                            250        (8,650)
   Helix Energy Solutions
      Group, Inc.*                                          3,660      (138,714)
   Schlumberger Ltd.                                        3,020      (382,242)
   Halliburton Co.                                          6,650      (485,583)
                                                                    -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 (1,015,189)
                                                                    -----------
TOTAL ENERGY                                                         (1,174,864)
                                                                    -----------
CONSUMER DISCRETIONARY (2.9)%
   HOUSEHOLD DURABLES 0.0%
   KB Home                                                    110        (7,148)


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

   Maytag Corp.                                            460   $       (9,812)
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                             (16,960)
                                                                 --------------
   INTERNET & CATALOG RETAIL (0.1)%
   Amazon.com, Inc.*                                       630          (23,001)
                                                                 --------------
   TOTAL INTERNET & CATALOG RETAIL                                      (23,001)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (0.1)%
   H&R Block, Inc.                                         450           (9,742)
   Apollo Group, Inc. -- Class A*                          270          (14,178)
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (23,920)
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Eastman Kodak Co.                                     1,450          (41,238)
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   (41,238)
                                                                 --------------
   SPECIALTY RETAIL (0.1)%
   Bed Bath & Beyond, Inc.*                              1,300          (49,920)
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                               (49,920)
                                                                 --------------
   MULTILINE RETAIL (0.1)%
   Big Lots, Inc.*                                         570           (7,957)
   Nordstrom, Inc.                                       1,150          (45,057)
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               (53,014)
                                                                 --------------
   AUTO COMPONENTS (0.2)%
   Dana Corp.                                            1,350           (2,039)
   Cooper Tire & Rubber Co.                                310           (4,445)
   Johnson Controls, Inc.                                1,030          (78,208)
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                (84,692)
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE (0.5)%
   Hilton Hotels Corp.                                   1,690          (43,027)
   Starbucks Corp.*                                      4,390         (165,240)
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 (208,267)
                                                                 --------------
   MEDIA (1.7)%
   New York Times Co. -- Class A                           200           (5,062)
   McGraw-Hill Cos., Inc.                                  550          (31,691)
   EW Scripps Co. -- Class A                               710          (31,744)
   NTL Inc.                                              1,119          (32,574)
   The Walt Disney Co.                                   4,520         (126,063)
   McClatchy Co. -- Class A                              2,650         (129,453)
   Time Warner, Inc.                                    25,000         (419,750)
                                                                 --------------
   TOTAL MEDIA                                                         (776,337)
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         (1,277,349)
                                                                 --------------
CONSUMER STAPLES (3.1)%
   BEVERAGES (0.5)%
   Constellation Brands, Inc. -- Class A*                  650          (16,283)
   Brown-Forman Corp. -- Class B                           950          (73,122)
   Coca-Cola Enterprises, Inc.                           6,010         (122,243)
                                                                 --------------
   TOTAL BEVERAGES                                                     (211,648)
                                                                 --------------
   HOUSEHOLD PRODUCTS (0.6)%
   Colgate-Palmolive Co.                                 4,630         (264,373)
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                            (264,373)
                                                                 --------------
   FOOD PRODUCTS (0.9)%
   ConAgra Foods, Inc.                                   1,500          (32,190)

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   WM Wrigley Jr Co.                                     2,000   $     (128,000)
   Sara Lee Corp.                                       12,100         (216,348)
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                 (376,538)
                                                                 --------------
   FOOD & DRUG RETAILING (1.1)%
   Supervalu, Inc.                                       4,040         (124,513)
   CVS Corp.                                            12,650         (377,855)
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                         (502,368)
                                                                 --------------
TOTAL CONSUMER STAPLES                                               (1,354,927)
                                                                 --------------
HEALTH CARE (3.3)%
   BIOTECHNOLOGY (0.5)%
   Biogen Idec, Inc.*                                      270          (12,717)
   Chiron Corp.*                                         1,320          (60,469)
   Medimmune, Inc.*                                      3,300         (120,714)
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                 (193,900)
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES (0.5)%
   Quest Diagnostics, Inc.                                 270          (13,851)
   Tenet Healthcare Corp.*                               3,300          (24,354)
   Humana, Inc.*                                           660          (34,749)
   WellPoint, Inc.*                                        850          (65,815)
   UnitedHealth Group, Inc.                              1,680          (93,845)
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              (232,614)
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.6)%
   Biomet, Inc.                                            320          (11,366)
   St. Jude Medical, Inc.*                               2,630         (107,830)
   Baxter International, Inc.                            3,550         (137,776)
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              (256,972)
                                                                 --------------
   PHARMACEUTICALS (1.7)%
   Eli Lilly & Co.                                       6,560         (362,768)
   Schering-Plough Corp.                                21,030         (399,360)
                                                                 --------------
   TOTAL PHARMACEUTICALS                                               (762,128)
                                                                 --------------
TOTAL HEALTH CARE                                                    (1,445,614)
                                                                 --------------
INDUSTRIALS (3.4)%
   COMMERCIAL SERVICES & SUPPLIES (0.2)%
   Robert Half International, Inc.                         760          (29,344)
   Allied Waste Industries, Inc.*                        5,300          (64,872)
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (94,216)
                                                                 --------------
   MACHINERY (0.4)%
   Navistar International Corp.*                           130           (3,585)
   Eaton Corp.                                             270          (19,702)
   Pall Corp.                                            1,920          (59,885)
   Caterpillar, Inc.                                     1,090          (78,273)
                                                                 --------------
   TOTAL MACHINERY                                                     (161,445)
                                                                 --------------
   AIRLINES (0.5)%
   Southwest Airlines Co.                               11,980         (215,520)
                                                                 --------------
   TOTAL AIRLINES                                                      (215,520)
                                                                 --------------
   AEROSPACE & DEFENSE (0.5)%
   United Technologies Corp.                             1,780         (103,187)
   Boeing Co.                                            1,640         (127,805)
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                           (230,992)
                                                                 --------------

See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS (0.9)%
   United Parcel Service, Inc. -- Class B                4,910   $     (389,756)
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                        (389,756)
                                                                 --------------
   ROAD & RAIL (0.9)%
   Union Pacific Corp.                                   4,230         (394,870)
                                                                 --------------
   TOTAL ROAD & RAIL                                                   (394,870)
                                                                 --------------
TOTAL INDUSTRIALS                                                    (1,486,799)
                                                                 --------------
INFORMATION TECHNOLOGY (3.6)%
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1)%
   Viisage Technology, Inc.                              1,785          (31,255)
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             (31,255)
                                                                 --------------
   COMMUNICATIONS EQUIPMENT (0.1)%
   ADC Telecommunications, Inc.*                         1,390          (35,570)
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       (35,570)
                                                                 --------------
   IT CONSULTING & SERVICES (0.3)%
   Unisys Corp.*                                           930           (6,408)
   Paychex, Inc.                                         3,480         (144,977)
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                      (151,385)
                                                                 --------------
   SOFTWARE (0.4)%
   Adobe Systems, Inc.*                                  1,330          (46,444)
   Symantec Corp.*                                       2,900          (48,807)
   Autodesk, Inc.*                                       2,100          (80,892)
                                                                 --------------
   TOTAL SOFTWARE                                                      (176,143)
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (0.7)%
   LSI Logic Corp.*                                      1,370          (15,837)
   Nvidia Corp.*                                           710          (40,654)
   KLA-Tencor Corp.                                      2,610         (126,220)
   Micron Technology, Inc.*                              8,730         (128,506)
                                                                 --------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          (311,217)
                                                                 --------------
   COMPUTERS & PERIPHERALS (0.8)%
   NCR Corp.*                                              480          (20,059)
   Seagate Technology*                                   5,170         (136,126)
   Dell, Inc.*                                           6,750         (200,880)
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                       (357,065)
                                                                 --------------
   INTERNET SOFTWARE & SERVICES (1.2)%
   eBay, Inc.*                                           3,640         (142,178)
   Yahoo!, Inc.*                                        12,380         (399,379)
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  (541,557)
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         (1,604,192)
                                                                 --------------
FINANCIALS (6.8)%
   INSURANCE (0.3)%
   UnumProvident Corp.                                   1,300          (26,624)
   Hartford Financial Services Group, Inc.               1,300         (104,715)
                                                                 --------------
   TOTAL INSURANCE                                                     (131,339)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   CONSUMER FINANCE (0.3)%
   Capital One Financial Corp.                             100   $       (8,052)
   American Express Co.                                  2,350         (123,492)
                                                                 --------------
   TOTAL CONSUMER FINANCE                                              (131,544)
                                                                 --------------
   BANKS (0.5)%
   BB&T Corp.                                              110           (4,312)
   First Horizon National Corp.                            780          (32,487)
   Fifth Third Bancorp                                   1,060          (41,722)
   Umpqua Holding Corp.                                  4,680         (133,380)
                                                                 --------------
   TOTAL BANKS                                                         (211,901)
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE (1.0)%
   Washington Mutual, Inc.                               3,750         (159,825)
   Freddie Mac                                           4,250         (259,250)
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    (419,075)
                                                                 --------------
   REAL ESTATE (1.3)%
   Equity Office Properties Trust                        1,740          (58,429)
   ProLogis                                              2,420         (129,470)
   Simon Property Group, Inc.                            2,140         (180,060)
   Public Storage, Inc.                                  2,480         (201,450)
                                                                 --------------
   TOTAL REAL ESTATE                                                   (569,409)
                                                                 --------------
   CAPITAL MARKETS (1.4)%
   Janus Capital Group, Inc.                               830          (19,231)
   T. Rowe Price Group, Inc.                               580          (45,362)
   Northern Trust Corp.                                  2,200         (115,500)
   Charles Schwab Corp.                                 12,910         (222,181)
   Franklin Resources, Inc.                              2,500         (235,600)
                                                                 --------------
   TOTAL CAPITAL MARKETS                                               (637,874)
                                                                 --------------
   DIVERSIFIED FINANCIALS (2.0)%
   Moody's Corp.                                         3,500         (250,110)
   J.P. Morgan Chase & Co.                              15,330         (638,341)
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                        (888,451)
                                                                 --------------
TOTAL FINANCIALS                                                     (2,989,593)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $12,994,924)                                        $  (13,367,381)
                                                                 --------------
TOTAL INVESTMENTS 62.2%
   (Cost $27,142,908)                                            $   27,348,656
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 37.8%                                           $   16,590,829
                                                                 --------------
NET ASSETS - 100.0%                                              $   43,939,485
-------------------------------------------------------------------------------


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2006 U.S. 10-Year
   Treasury Note Futures Contracts
   (Aggregate Market Value
   of Contracts $4,787,578)                                 45   $      (49,109)
June 2006 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $2,926,000)                                    38          112,335
June 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,033,160)                                    38           51,111
June 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,172,800)                                    64           49,756
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $14,919,538)                                        $      164,093
                                                                 --------------
FUTURES CONTRACTS SOLD SHORT
June 2006 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $3,396,820)                                    38           27,155
                                                                 --------------

*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY WAS HELD AS SHORT SECURITY COLLATERAL AT MARCH 31, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 53.0%

FINANCIALS 10.4%
   INSURANCE 7.0%
   Prudential Financial, Inc.+                           3,510   $      266,093
   MetLife, Inc.+                                        4,590          222,018
   Allstate Corp.+                                       4,000          208,440
   Chubb Corp.+                                          2,060          196,607
   Genworth Financial, Inc. -- Class A                   2,900           96,947
   ACE Ltd.+                                             1,740           90,497
   AFLAC, Inc.+                                          1,940           87,552
   XL Capital Ltd.                                       1,080           69,239
   Progressive Corp.                                       620           64,641
   Lincoln National Corp.                                1,060           57,865
   Loews Corp.                                             540           54,648
   MBIA, Inc.                                              800           48,104
   Aon Corp.                                               950           39,435
   Ambac Financial Group, Inc.                             430           34,228
                                                                 --------------
   TOTAL INSURANCE                                                    1,536,314
                                                                 --------------
   CAPITAL MARKETS 2.1%
   Goldman Sachs Group, Inc.+                            1,760          276,249
   Lehman Brothers Holdings, Inc.                          790          114,179
   E*Trade Financial Corp.*                              2,500           67,450
                                                                 --------------
   TOTAL CAPITAL MARKETS                                                457,878
                                                                 --------------
   BANKS 0.8%
   BB&T Corp.                                            2,230           87,416
   National City Corp.+                                  2,470           86,203
                                                                 --------------
   TOTAL BANKS                                                          173,619
                                                                 --------------
   CONSUMER FINANCE 0.4%
   Capital One Financial Corp.                           1,080           86,962
                                                                 --------------
   TOTAL CONSUMER FINANCE                                                86,962
                                                                 --------------
   REAL ESTATE 0.1%
   Plum Creek Timber Co., Inc. (REIT)                      710           26,220
                                                                 --------------
   TOTAL REAL ESTATE                                                     26,220
                                                                 --------------
TOTAL FINANCIALS                                                      2,280,993
                                                                 --------------
INDUSTRIALS 10.0%
   ROAD & RAIL 1.8%
   Norfolk Southern Corp.+                               3,630          196,274
   Burlington Northern Santa Fe Corp.                    1,220          101,663
   Canadian National Railway Co.                           370           16,754
   CSX Corp.                                               220           13,156
   Canadian Pacific Railway Ltd.                           200            9,994
   J.B. Hunt Transport Services, Inc.                      280            6,031
   Amerco, Inc.*                                            60            5,938
   Laidlaw International, Inc.                             210            5,712
   CNF, Inc.                                               110            5,493
   Landstar System, Inc.                                   120            5,294
   Kansas City Southern*                                   200            4,940
   YRC Worldwide, Inc.*                                    120            4,567

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Knight Transportation, Inc.                             230   $        4,543
   Swift Transportation Co., Inc.*                         190            4,129
                                                                 --------------
   TOTAL ROAD & RAIL                                                    384,488
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 1.6%
   Tyco International Ltd.+                             12,990          349,171
                                                                 --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       349,171
                                                                 --------------
   CONSTRUCTION & ENGINEERING 1.4%
   Fluor Corp.+                                            750           64,350
   Jacobs Engineering Group, Inc.*+                        420           36,431
   McDermott International, Inc.*                          520           28,314
   Foster Wheeler, Ltd.*+                                  540           25,547
   Shaw Group, Inc.*                                       830           25,232
   EMCOR Group, Inc.*                                      460           22,844
   Granite Construction, Inc.                              450           21,906
   Quanta Services, Inc.*                                1,320           21,146
   URS Corp.*                                              510           20,528
   Washington Group
      International, Inc.                                  320           18,365
   Chicago Bridge & Iron NV Co.+                           760           18,240
   Insituform Technologies, Inc. --
      Class A*                                             490           13,034
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                     315,937
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 1.3%
   W.W. Grainger, Inc.                                     570           42,949
   Fastenal Co.                                            900           42,606
   MSC Industrial Direct Co. --
      Class A                                              600           32,412
   WESCO International, Inc.*                              460           31,285
   United Rentals, Inc.*                                   860           29,670
   GATX Corp.                                              590           24,361
   Watsco, Inc.                                            330           23,447
   Applied Industrial
      Technologies, Inc.                                   430           19,178
   Beacon Roofing Supply, Inc.*                            420           17,069
   UAP Holding Corp.                                       780           16,770
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               279,747
                                                                 --------------
   MACHINERY 0.9%
   Ingersoll-Rand Co. -- Class A+                        1,980           82,744
   Cummins, Inc.                                           580           60,958
   Parker Hannifin Corp.                                   630           50,785
                                                                 --------------
   TOTAL MACHINERY                                                      194,487
                                                                 --------------
   AEROSPACE & DEFENSE 0.8%
   Northrop Grumman Corp.+                               2,710          185,066
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                            185,066
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.6%
   ABB Ltd. -- SP ADR*                                   1,820           22,841
   Emerson Electric Co.                                    270           22,580
   Rockwell Automation, Inc.                               200           14,382
   Cooper Industries Ltd. -- Class A                       130           11,297
   American Power Conversion Corp.                         430            9,937


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Roper Industries, Inc.                                  190   $        9,240
   Hubbell, Inc. -- Class B                                150            7,689
   AMETEK, Inc.                                            160            7,193
   Thomas & Betts Corp.*                                   140            7,193
   Energy Conversion Devices, Inc.*                        120            5,902
   A.O. Smith Corp.                                        100            5,280
   Acuity Brands, Inc.                                     130            5,200
   Regal-Beloit Corp.                                      110            4,650
   Evergreen Solar, Inc.*                                  290            4,466
   General Cable Corp.*                                    140            4,246
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                           142,096
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cendant Corp.                                         6,120          106,182
   Monster Worldwide, Inc.*                                410           20,442
   Equifax, Inc.                                           320           11,917
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 138,541
                                                                 --------------
   AIRLINES 0.5%
   Ryanair Holdings PLC -- SP ADR*                         390           21,333
   AMR Corp.*                                              640           17,312
   Gol Linhas Aereas Inteligentes
      SA -- SP ADR                                         620           16,616
   Lan Airlines SA-SP ADR                                  290           11,365
   Continental Airlines, Inc. --
      Class B*                                             420           11,298
   AirTran Holdings, Inc.*                                 510            9,236
   SkyWest, Inc.                                           290            8,488
   JetBlue Airways Corp.*                                  770            8,254
   Alaska Air Group, Inc.*                                 190            6,736
                                                                 --------------
   TOTAL AIRLINES                                                       110,638
                                                                 --------------
   BUILDING PRODUCTS 0.4%
   Masco Corp.                                           2,480           80,575
                                                                 --------------
   TOTAL BUILDING PRODUCTS                                               80,575
                                                                 --------------
   AIR FREIGHT & COURIERS 0.1%
   Ryder System, Inc.                                      260           11,643
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                          11,643
                                                                 --------------
TOTAL INDUSTRIALS                                                     2,192,389
                                                                 --------------
HEALTH CARE 6.5%
   PHARMACEUTICALS 2.8%
   Pfizer, Inc.+                                        17,091          425,894
   Merck & Co., Inc.+                                    5,060          178,264
   Watson Pharmaceuticals, Inc.*                           260            7,472
                                                                 --------------
   TOTAL PHARMACEUTICALS                                                611,630
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 1.9%
   Aetna, Inc.+                                          2,160          106,142
   CIGNA Corp.                                             760           99,271
   McKesson Corp.                                        1,170           60,992
   HCA, Inc.                                             1,070           48,995
   Coventry Health Care, Inc.*                             790           42,644
   AmerisourceBergen Corp.                                 810           39,099
   Health Management
      Associates, Inc. -- Class A                          580           12,511

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Manor Care, Inc.                                        190   $        8,427
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               418,081
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Guidant Corp.+                                        1,400          109,284
   Boston Scientific Corp.*+                             4,190           96,580
   Waters Corp.*                                           540           23,301
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               229,165
                                                                 --------------
   BIOTECHNOLOGY 0.8%
   Gilead Sciences, Inc.*+                                 900           55,998
   Applera Corp. - Applied
      Biosystems Group                                   1,070           29,040
   Amgen, Inc.*                                            270           19,642
   Genentech, Inc.*                                        230           19,437
   Celgene Corp.*                                          230           10,171
   Genzyme Corp.*                                          130            8,739
   Amylin Pharmaceuticals, Inc.*                           120            5,874
   PDL BioPharma, Inc.*                                    150            4,920
   Charles River Laboratories
      International, Inc.*                                  90            4,412
   Invitrogen Corp.*                                        60            4,208
   ImClone Systems, Inc.*                                  120            4,082
   Affymetrix, Inc.*                                        80            2,634
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                  169,157
                                                                 --------------
TOTAL HEALTH CARE                                                     1,428,033
                                                                 --------------
CONSUMER STAPLES 4.9%
   FOOD PRODUCTS 2.0%
   Archer-Daniels-Midland Co.+                           8,940          300,831
   General Mills, Inc.                                   2,790          141,397
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                  442,228
                                                                 --------------
   HOUSEHOLD PRODUCTS 1.0%
   Kimberly-Clark Corp.                                  3,610          208,658
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                             208,658
                                                                 --------------
   TOBACCO 0.9%
   Altria Group, Inc.                                    2,030          143,846
   UST, Inc.                                             1,150           47,840
                                                                 --------------
   TOTAL TOBACCO                                                        191,686
                                                                 --------------
   FOOD & DRUG RETAILING 0.5%
   Safeway, Inc.+                                        3,060           76,867
   Walgreen Co.                                          1,010           43,561
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                          120,428
                                                                 --------------
   PERSONAL PRODUCTS 0.3%
   Avon Products, Inc.                                   1,770           55,171
                                                                 --------------
   TOTAL PERSONAL PRODUCTS                                               55,171
                                                                 --------------
   BEVERAGES 0.2%
   Molson Coors Brewing Co. --
      Class B                                              680           46,662
                                                                 --------------
   TOTAL BEVERAGES                                                       46,662
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,064,833
                                                                 --------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 4.5%
   MEDIA 1.2%
   Comcast Corp. -- Class A*+                            4,440   $      116,150
   Gannett Co., Inc.                                     1,370           82,090
   Tribune Co.                                           1,800           49,374
                                                                 --------------
   TOTAL MEDIA                                                          247,614
                                                                 --------------
   MULTILINE RETAIL 1.1%
   Federated Department
      Stores, Inc.+                                      1,530          111,690
   Sears Holdings Corp.*                                   660           87,278
   J.C. Penney Holding Co., Inc.                           490           29,601
   Dillard's, Inc. -- Class A                              640           16,666
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               245,235
                                                                 --------------
   SPECIALTY RETAIL 0.7%
   Lowe's Cos., Inc.                                     1,680          108,259
   Office Depot, Inc.*                                     650           24,206
   Circuit City Stores, Inc.                               720           17,626
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                               150,091
                                                                 --------------
   AUTOMOBILES 0.5%
   Ford Motor Co.                                        7,800           62,088
   General Motors Corp.                                  2,500           53,175
                                                                 --------------
   TOTAL AUTOMOBILES                                                    115,263
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 0.5%
   Carnival Corp.                                        1,740           82,424
   Wendy's International, Inc.                             240           14,894
   Darden Restaurants, Inc.                                320           13,130
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  110,448
                                                                 --------------
   TEXTILES & APPAREL 0.4%
   VF Corp.                                                670           38,123
   Liz Claiborne, Inc.                                     660           27,047
   Jones Apparel Group, Inc.                               700           24,759
                                                                 --------------
   TOTAL TEXTILES & APPAREL                                              89,929
                                                                 --------------
   HOUSEHOLD DURABLES 0.1%
   D.R. Horton, Inc.                                       630           20,929
   Pulte Homes, Inc.                                       170            6,531
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                              27,460
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                            986,040
                                                                 --------------
INFORMATION TECHNOLOGY 4.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.7%
   Broadcom Corp. -- Class A*+                           4,280          184,725
   Advanced Micro Devices, Inc.*                         2,050           67,978
   Freescale Semiconductor, Inc. --
      Class B*                                           2,140           59,428
   National Semiconductor Corp.                          1,440           40,089
   Novellus Systems, Inc.*                                 700           16,800
   Teradyne, Inc.*                                         990           15,355
                                                                 --------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            384,375
                                                                 --------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 1.1%
   Apple Computer, Inc.*+                                3,890   $      243,981
   Lexmark International, Inc.*                             90            4,084
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                        248,065
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
   Agilent Technologies, Inc.*                           2,290           85,990
   Sanmina-SCI Corp.*                                    2,720           11,152
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              97,142
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Corning, Inc.*                                        2,140           57,587
   Dycom Industries, Inc.*                                 440            9,350
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                        66,937
                                                                 --------------
   IT CONSULTING & SERVICES 0.3%
   Computer Sciences Corp.*                                690           38,330
   Sabre Holdings Corp.                                    510           12,000
   Convergys Corp.*                                        540            9,833
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                        60,163
                                                                 --------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*                                          3,740           56,848
                                                                 --------------
   TOTAL OFFICE ELECTRONICS                                              56,848
                                                                 --------------
   SOFTWARE 0.1%
   Novell, Inc.*                                         2,110           16,205
                                                                 --------------
   TOTAL SOFTWARE                                                        16,205
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                            929,735
                                                                 --------------
ENERGY 4.2%
   OIL & GAS 3.3%
   Valero Energy Corp.+                                  4,900          292,922
   ConocoPhillips+                                       2,770          174,925
   Burlington Resources, Inc.                            1,060           97,425
   Williams Cos., Inc.+                                  3,330           71,229
   Amerada Hess Corp.                                      300           42,720
   Kerr-McGee Corp.                                        400           38,192
                                                                 --------------
   TOTAL OIL & GAS                                                      717,413
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 0.9%
   Weatherford International Ltd.*+                      2,030           92,872
   Rowan Cos., Inc.                                        590           25,936
   Transocean, Inc.*+                                      160           12,848
   Tenaris SA -- SP ADR                                     70           12,647
   Baker Hughes, Inc.                                      160           10,944
   GlobalSantaFe Corp.                                     150            9,112
   Diamond Offshore Drilling, Inc.                         100            8,950
   Noble Corp.                                              90            7,299
   Nabors Industries Ltd.*                                 100            7,158
   ENSCO International, Inc.                               130            6,689
   Smith International, Inc.                               160            6,234
   Precision Drilling Trust                                150            4,851
   Patterson-UTI Energy, Inc.                              150            4,794
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    210,334
                                                                 --------------
TOTAL ENERGY                                                            927,747
                                                                 --------------


18 |  THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS(CONTINUED)                                March 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 3.5%
   METALS & MINING 1.4%
   Phelps Dodge Corp.+                                     820   $       66,035
   Nucor Corp.                                             610           63,922
   United States Steel Corp.                               860           52,185
   BHP Billiton Ltd. -- SP ADR                             510           20,323
   Rio Tinto PLC -- SP ADR                                  80           16,560
   Anglo American PLC -- ADR                               730           14,286
   Companhia Vale do Rio Doce --
      SP ADR                                               270           13,103
   Mittal Steel NV Co. -- Class A                          250            9,437
   POSCO -- SP ADR                                         140            8,932
   Newmont Mining Corp.                                    160            8,302
   Alcan, Inc.                                             160            7,317
   AngloGold Ashanti Ltd. -- SP ADR                        130            7,036
   Barrick Gold Corp.                                      240            6,538
   Falconbridge Ltd.                                       180            6,309
   Alcoa, Inc.                                             200            6,112
                                                                 --------------
   TOTAL METALS & MINING                                                306,397
                                                                 --------------
   CONSTRUCTION MATERIALS 1.4%
   Cemex SA de CV -- SP ADR                              1,220           79,642
   Vulcan Materials Co.                                    630           54,589
   Martin Marietta Materials, Inc.                         380           40,671
   Florida Rock Industries, Inc.                           580           32,608
   Eagle Materials, Inc.                                   480           30,605
   Headwaters, Inc.*                                       600           23,874
   Texas Industries, Inc.                                  380           22,986
   Lafarge North America, Inc.                             250           21,000
                                                                 --------------
   TOTAL CONSTRUCTION MATERIALS                                         305,975
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.5%
   Weyerhaeuser Co.+                                     1,160           84,019
   MeadWestvaco Corp.                                      660           18,024
   Louisiana-Pacific Corp.                                 510           13,872
                                                                 --------------
   TOTAL PAPER & FOREST PRODUCTS                                        115,915
                                                                 --------------
   CHEMICALS 0.2%
   PPG Industries, Inc.                                    780           49,413
                                                                 --------------
   TOTAL CHEMICALS                                                       49,413
                                                                 --------------
TOTAL MATERIALS                                                         777,700
                                                                 --------------
TELECOMMUNICATION SERVICES 3.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
   AT&T, Inc.                                           13,560          366,663
   Verizon Communications, Inc.+                        10,270          349,796
   CenturyTel, Inc.                                        510           19,951
                                                                 --------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                           736,410
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        736,410
                                                                 --------------
UTILITIES 1.4%
   ELECTRIC UTILITIES 0.7%
   Exelon Corp.+                                         1,210           64,009

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   American Electric Power Co., Inc.                     1,810   $       61,576
   Allegheny Energy, Inc.*                                 640           21,664
   Pinnacle West Capital Corp.                             450           17,595
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                             164,844
                                                                 --------------
   MULTI-UTILITIES 0.7%
   PG&E Corp.                                            1,690           65,741
   Duke Energy Corp.                                     1,740           50,721
   NiSource, Inc.                                        1,770           35,790
                                                                 --------------
   TOTAL MULTI-UTILITIES                                                152,252
                                                                 --------------
TOTAL UTILITIES                                                         317,096
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $11,104,003)                                                11,640,976
                                                                 --------------
                                                         FACE
                                                        AMOUNT
                                                        ------
REPURCHASE AGREEMENTS 37.4%
Repurchase Agreement (Note 6)
   4.50% due 04/03/06+                             $ 2,321,652        2,321,652
   4.40% due 04/03/06                                3,947,818        3,947,818
   4.15% due 04/03/06                                1,931,996        1,931,996
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,201,466)                                                  8,201,466
                                                                 --------------
TOTAL LONG SECURITIES 90.4%
   (Cost $19,305,469)                                                19,842,442
                                                                 --------------
                                                        SHARES
                                                        ------

COMMON STOCKS SOLD SHORT (43.7)%

UTILITIES (1.3)%
   GAS UTILITIES 0.0%
   Peoples Energy Corp.                                     40           (1,426)
                                                                 --------------
   TOTAL GAS UTILITIES                                                   (1,426)
                                                                 --------------
   MULTI-UTILITIES (0.1)%
   TECO Energy, Inc.                                     1,270          (20,472)
                                                                 --------------
   TOTAL MULTI-UTILITIES                                                (20,472)
                                                                 --------------
   ELECTRIC UTILITIES (1.2)%
   PPL Corp.                                               450          (13,230)
   FPL Group, Inc.                                         480          (19,267)
   Southern Co.                                            890          (29,166)
   TXU Corp.                                             4,420         (197,839)
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                            (259,502)
                                                                 --------------
TOTAL UTILITIES                                                        (281,400)
                                                                 --------------
MATERIALS (1.4)%
   CHEMICALS 0.0%
   Hercules, Inc.*                                         270           (3,726)
   International Flavors &
     Fragrances, Inc.                                      210           (7,208)
                                                                 --------------
   TOTAL CHEMICALS                                                      (10,934)
                                                                 --------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   CONTAINERS & PACKAGING (0.1)%
   Temple-Inland, Inc.                                     260   $      (11,583)
                                                                 --------------
   TOTAL CONTAINERS & PACKAGING                                         (11,583)
                                                                 --------------
   PAPER & FOREST PRODUCTS (0.2)%
   International Paper Co.                               1,160          (40,101)
                                                                 --------------
   TOTAL PAPER & FOREST PRODUCTS                                        (40,101)
                                                                 --------------
   METALS & MINING (1.1)%
   Allegheny Technologies, Inc.                          1,400          (85,652)
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                              2,530         (151,218)
                                                                 --------------
   TOTAL METALS & MINING                                               (236,870)
                                                                 --------------
TOTAL MATERIALS                                                        (299,488)
                                                                 --------------
TELECOMMUNICATION SERVICES (2.9)%
   DIVERSIFIED TELECOMMUNICATION SERVICES (1.0)%
   AT&T, Inc.                                            1,001          (27,060)
   Qwest Communications
      International, Inc.*                              10,190          (69,292)
   BellSouth Corp.                                       3,340         (115,731)
                                                                 --------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
      SERVICES                                                         (212,083)
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES (1.9)%
   Sprint Nextel Corp.                                  16,200         (418,608)
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              (418,608)
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                       (630,691)
                                                                 --------------
CONSUMER DISCRETIONARY (3.7)%
   HOUSEHOLD DURABLES (0.1)%
   Maytag Corp.                                            320           (6,825)
   KB Home                                                 120           (7,798)
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                             (14,623)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (0.1)%
   H&R Block, Inc.                                         470          (10,175)
   Apollo Group, Inc. -- Class A*                          350          (18,379)
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (28,554)
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Eastman Kodak Co.                                     1,020          (29,009)
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   (29,009)
                                                                 --------------
   INTERNET & CATALOG RETAIL (0.1)%
   Amazon.com, Inc.*                                       820          (29,938)
                                                                 --------------
   TOTAL INTERNET & CATALOG RETAIL                                      (29,938)
                                                                 --------------
   SPECIALTY RETAIL (0.2)%
   Bed Bath & Beyond, Inc.*                              1,160          (44,544)
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                               (44,544)
                                                                 --------------
   MULTILINE RETAIL (0.2)%
   Big Lots, Inc.*                                         400           (5,584)
   Nordstrom, Inc.                                       1,020          (39,964)
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               (45,548)
                                                                 --------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   AUTO COMPONENTS (0.3)%
   Dana Corp.                                            1,050   $       (1,585)
   Cooper Tire & Rubber Co.                                220           (3,155)
   Johnson Controls, Inc.                                  720          (54,670)
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                (59,410)
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE (0.9)%
   Hilton Hotels Corp.                                   1,500          (38,190)
   Starbucks Corp.*                                      4,070         (153,195)
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 (191,385)
                                                                 --------------
   MEDIA (1.7)%
   New York Times Co. -- Class A                           210           (5,315)
   EW Scripps Co. -- Class A                               640          (28,614)
   McGraw-Hill Cos., Inc.                                  580          (33,420)
   Time Warner, Inc.                                    17,560         (294,832)
                                                                 --------------
   TOTAL MEDIA                                                         (362,181)
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                           (805,192)
                                                                 --------------
ENERGY (3.7)%
   OIL & GAS (0.5)%
   Murphy Oil Corp.                                        250          (12,455)
   EOG Resources, Inc.                                     320          (23,040)
   Devon Energy Corp.                                    1,130          (69,122)
                                                                 --------------
   TOTAL OIL & GAS                                                     (104,617)
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES (3.2)%
   BJ Services Co.                                         240           (8,304)
   Schlumberger Ltd.                                     2,660         (336,677)
   Halliburton Co.                                       5,110         (373,132)
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   (718,113)
                                                                 --------------
TOTAL ENERGY                                                           (822,730)
                                                                 --------------
CONSUMER STAPLES (4.6)%
   BEVERAGES (0.7)%
   Constellation Brands, Inc. --
      Class A*                                             680          (17,034)
   Brown-Forman Corp. -- Class B                           830          (63,885)
   Coca-Cola Enterprises, Inc.                           4,220          (85,835)
                                                                 --------------
   TOTAL BEVERAGES                                                     (166,754)
                                                                 --------------
   HOUSEHOLD PRODUCTS (1.1)%
   Colgate-Palmolive Co.                                 4,120         (235,252)
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                            (235,252)
                                                                 --------------
   FOOD & DRUG RETAILING (1.3)%
   CVS Corp.                                             9,690         (289,440)
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                         (289,440)
                                                                 --------------
   FOOD PRODUCTS (1.5)%
   Hershey Co.                                             270          (14,102)
   ConAgra Foods, Inc.                                   1,570          (33,692)
   WM Wrigley Jr Co.                                     1,780         (113,920)
   Sara Lee Corp.                                        9,260         (165,569)
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                 (327,283)
                                                                 --------------
TOTAL CONSUMER STAPLES                                               (1,018,729)
                                                                 --------------


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (5.1)%
   COMMUNICATIONS EQUIPMENT (0.1)%
   ADC Telecommunications, Inc.*                         1,010   $      (25,846)
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       (25,846)
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (0.2)%
   LSI Logic Corp.*                                        440           (5,086)
   Nvidia Corp.*                                           530          (30,348)
                                                                 --------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                           (35,434)
                                                                 --------------
   IT CONSULTING & SERVICES (0.6)%
   Unisys Corp.*                                           970           (6,683)
   Paychex, Inc.                                         3,100         (129,146)
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                      (135,829)
                                                                 --------------
   SOFTWARE (0.8)%
   Adobe Systems, Inc.*                                  1,390          (48,539)
   Symantec Corp.*                                       3,030          (50,995)
   Autodesk, Inc.*                                       1,870          (72,032)
                                                                 --------------
   TOTAL SOFTWARE                                                      (171,566)
                                                                 --------------
   COMPUTERS & PERIPHERALS (1.0)%
   NCR Corp.*                                              500          (20,895)
   Dell, Inc.*                                           7,050         (209,808)
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                       (230,703)
                                                                 --------------
   INTERNET SOFTWARE & SERVICES (2.4)%
   eBay, Inc.*                                           4,260         (166,396)
   Yahoo!, Inc.*                                        11,020         (355,505)
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  (521,901)
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         (1,121,279)
                                                                 --------------
HEALTH CARE (5.3)%
   BIOTECHNOLOGY (0.7)%
   Biogen Idec, Inc.*                                      270          (12,717)
   Chiron Corp.*                                         1,140          (52,223)
   Medimmune, Inc.*                                      2,620          (95,840)
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                 (160,780)
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.0)%
   Biomet, Inc.                                            340          (12,076)
   St. Jude Medical, Inc.*                               2,340          (95,940)
   Baxter International, Inc.                            2,500          (97,025)
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              (205,041)
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES (1.0)%
   Quest Diagnostics, Inc.                                 280          (14,364)
   Tenet Healthcare Corp.*                               2,530          (18,672)
   Humana, Inc.*                                           500          (26,325)
   WellPoint, Inc.*                                        880          (68,138)
   UnitedHealth Group, Inc.                              1,750          (97,755)
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              (225,254)
                                                                 --------------
   PHARMACEUTICALS (2.6)%
   Eli Lilly & Co.                                       4,610         (254,933)
   Schering-Plough Corp.                                17,020         (323,210)
                                                                 --------------
   TOTAL PHARMACEUTICALS                                               (578,143)
                                                                 --------------
TOTAL HEALTH CARE                                                    (1,169,218)
                                                                 --------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS (5.4)%
   COMMERCIAL SERVICES & SUPPLIES (0.3)%
   Robert Half International, Inc.                         680   $      (26,255)
   Allied Waste Industries, Inc.*                        3,720          (45,533)
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (71,788)
                                                                 --------------
   AIRLINES (0.7)%
   Southwest Airlines Co.                                7,860         (141,401)
                                                                 --------------
   TOTAL AIRLINES                                                      (141,401)
                                                                 --------------
   MACHINERY (0.7)%
   Navistar International Corp.*                           140           (3,861)
   Eaton Corp.                                             280          (20,432)
   Pall Corp.                                            1,350          (42,107)
   Caterpillar, Inc.                                     1,140          (81,863)
                                                                 --------------
   TOTAL MACHINERY                                                     (148,263)
                                                                 --------------
   AEROSPACE & DEFENSE (0.9)%
   Boeing Co.                                            1,170          (91,178)
   United Technologies Corp.                             1,860         (107,824)
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                           (199,002)
                                                                 --------------
   ROAD & RAIL (1.2)%
   Union Pacific Corp.                                   2,900         (270,715)
                                                                 --------------
   TOTAL ROAD & RAIL                                                   (270,715)
                                                                 --------------
   AIR FREIGHT & COURIERS (1.6)%
   United Parcel Service, Inc. --
      Class B                                            4,370         (346,891)
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                        (346,891)
                                                                 --------------
TOTAL INDUSTRIALS                                                    (1,178,060)
                                                                 --------------
FINANCIALS (10.3)%
   INSURANCE (0.4)%
   UnumProvident Corp.                                     910          (18,637)
   Hartford Financial Services
      Group, Inc.                                          910          (73,300)
                                                                 --------------
   TOTAL INSURANCE                                                      (91,937)
                                                                 --------------
   BANKS (0.4)%
   First Horizon National Corp.                            630          (26,239)
   North Fork Bancorporation, Inc.                       1,010          (29,118)
   Fifth Third Bancorp                                   1,110          (43,690)
                                                                 --------------
   TOTAL BANKS                                                          (99,047)
                                                                 --------------
   CONSUMER FINANCE (0.6)%
   American Express Co.                                  2,460         (129,273)
                                                                 --------------
   TOTAL CONSUMER FINANCE                                              (129,273)
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE (1.5)%
   Washington Mutual, Inc.                               2,630         (112,091)
   Freddie Mac                                           3,430         (209,230)
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    (321,321)
                                                                 --------------
   REAL ESTATE (1.7)%
   Equity Office Properties Trust                        1,220          (40,968)
   Public Storage, Inc.                                    740          (60,110)
   ProLogis                                              2,160         (115,560)
   Simon Property Group, Inc.                            1,900         (159,866)
                                                                 --------------
   TOTAL REAL ESTATE                                                   (376,504)
                                                                 --------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   CAPITAL MARKETS (2.6)%
   Janus Capital Group, Inc.                               590   $      (13,670)
   T. Rowe Price Group, Inc.                               650          (50,837)
   Northern Trust Corp.                                  1,960         (102,900)
   Charles Schwab Corp.                                 11,490         (197,743)
   Franklin Resources, Inc.                              2,230         (210,155)
                                                                 --------------
   TOTAL CAPITAL MARKETS                                               (575,305)
                                                                 --------------
   DIVERSIFIED FINANCIALS (3.1)%
   Moody's Corp.                                         3,200         (228,672)
   J.P. Morgan Chase & Co.                              10,771         (448,494)
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                        (677,166)
                                                                 --------------
TOTAL FINANCIALS                                                     (2,270,553)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $9,225,423)                                             (9,597,340)
                                                                 --------------
TOTAL INVESTMENTS 46.7%
   (Cost $10,080,046)                                            $   10,245,102
                                                                 ==============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 53.3%                                           $   11,704,636
                                                                 ==============
NET ASSETS - 100.0%                                              $   21,949,738
===============================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2006 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,080,000)                                    40   $      127,597
June 2006 S&P 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,272,620)                                    41           80,827
June 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,846,800)                                    59           25,142
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $10,199,420)                                        $      233,566
                                                                 ===============

*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS SHORT SECURITY COLLATERAL AT MARCH 31, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2006
--------------------------------------------------------------------------------

                                                                       ABSOLUTE RETURN             HEDGED
                                                                            STRATEGIES             EQUITY
                                                                                  FUND               FUND
---------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 3, and 6)                            $    40,716,037       $ 19,842,442
Segregated Cash with Broker                                                  4,263,224          1,909,785
Cash                                                                                --            103,425
Receivable for Short Sale                                                   12,994,924          9,225,423
Receivable for Securities Sold (Note 1)                                          1,358              1,358
Receivable for Fund Shares Purchased                                           904,102            480,310
Investment Income Receivable (Note 1)                                           62,958             64,344
Other Assets                                                                   239,486                 --
---------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             59,182,089         31,627,087
=========================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                               13,367,381          9,597,340
Payable for Futures Contracts Settlement (Note 1)                               12,624              2,309
Payable for Securities Purchased (Note 1)                                    1,796,236                 --
Liability for Fund Shares Redeemed                                              10,741             46,666
Investment Advisory Fees Payable (Note 4)                                       39,533             22,175
Distribution and Service Fees Payable (Note 4)                                   4,234              2,080
Short Sales Dividends Payable                                                   11,855              6,779
---------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        15,242,604          9,677,349
=========================================================================================================
NET ASSETS                                                             $    43,939,485       $ 21,949,738
=========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                        $    43,574,021       $ 21,482,770
Undistributed Net Investment Income                                            134,966             27,907
Accumulated Net Realized Gain (Loss) on Investments and Futures
   Contracts                                                                  (166,498)            40,439
Net Unrealized Appreciation on Investments and Futures Contracts               396,996            398,622
=========================================================================================================
NET ASSETS                                                             $    43,939,485       $ 21,949,738
=========================================================================================================

   A-Class                                                             $     5,791,354       $  1,672,433
   C-Class                                                                   7,351,950          2,956,541
   H-Class                                                                  30,796,181         17,320,764

SHARES OUTSTANDING
   A-Class                                                                     226,921             64,682
   C-Class                                                                     289,187            114,790
   H-Class                                                                   1,206,346            669,748

NET ASSET VALUES
   A-Class                                                             $         25.52       $      25.86
   A-Class Maximum Offering Price***                                             26.79              27.15
   C-Class                                                                       25.42              25.76
   H-Class                                                                       25.53              25.86

  *   THE COST OF SECURITIES AT VALUE IS $40,137,832 AND $19,305,469,
      RESPECTIVELY.

 ** THE PROCEEDS OF SHORT SALES AT MARKET VALUE ARE $12,994,924 AND $9,225,423, RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

STATEMENTS OF OPERATIONS                             Period Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                      ABSOLUTE RETURN             HEDGED
                                                                           STRATEGIES             EQUITY
                                                                                 FUND*              FUND*
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                      $       273,181       $    139,051
Dividends, Net of Foreign Tax Withheld** (Note 1)                               58,782             50,226
Other Income                                                                    32,583             11,576
---------------------------------------------------------------------------------------------------------
   Total Income                                                                364,546            200,853
---------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                              105,792             58,154
Distribution & Service Fees (Note 4):
   A-Class                                                                       2,763                969
   C-Class                                                                      11,787              7,157
   H-Class                                                                      17,289              9,884
Short Sales Dividend Expense (Note 1)                                           38,012             32,872
Trustees' Fees***                                                                  256                135
Custody Fees                                                                     1,108                607
Miscellaneous                                                                   (1,135)              (738)
---------------------------------------------------------------------------------------------------------
   Total Expenses                                                              175,872            109,040
---------------------------------------------------------------------------------------------------------
Net Investment Income                                                          188,674             91,813
=========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                         (314,170)            75,124
Futures Contracts                                                             (113,884)            32,550
Securities Sold Short                                                          262,351            (66,103)
---------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                             (165,703)            41,571
---------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                          578,204            536,973
Futures Contracts                                                              191,248            233,566
Securities Sold Short                                                         (372,456)          (371,917)
---------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                           396,996            398,622
---------------------------------------------------------------------------------------------------------
Net Gain on Investments                                                        231,293            440,193
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $       419,967       $    532,006
=========================================================================================================

  *SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

 **FOREIGN TAX WITHHELD OF $378 AND $636, RESPECTIVELY.

***RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
   SECTION 2(a)(19) OF THE 1940 ACT.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      ABSOLUTE RETURN             HEDGED
                                                                           STRATEGIES             EQUITY
                                                                                 FUND               FUND
---------------------------------------------------------------------------------------------------------
                                                                               PERIOD             PERIOD
                                                                                ENDED              ENDED
                                                                            MARCH 31,          MARCH 31,
                                                                                 2006*              2006*
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                                  $       188,674       $     91,813
Net Realized Gain (Loss) on Investments                                       (165,703)            41,571
Net Change in Unrealized Appreciation (Depreciation) on Investments            396,996            398,622
---------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                                     419,967            532,006
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                                      (4,056)            (2,041)
   C-Class                                                                      (5,161)            (2,346)
   H-Class                                                                     (26,307)           (16,727)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (35,524)           (21,114)
=========================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                                   5,923,913          1,744,267
   C-Class                                                                   7,650,488          4,220,376
   H-Class                                                                  39,257,415         21,043,451
REDEMPTION FEES COLLECTED
   A-Class                                                                         496                340
   C-Class                                                                       1,982              4,855
   H-Class                                                                      38,128             10,849
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                                       3,202              1,865
   C-Class                                                                       4,845              2,054
   H-Class                                                                      21,204             13,916
COST OF SHARES REDEEMED
   A-Class                                                                    (196,629)          (121,004)
   C-Class                                                                    (354,008)        (1,354,798)
   H-Class                                                                  (8,795,994)        (4,127,325)
=========================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                          43,555,042         21,438,846
---------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                                  43,939,485         21,949,738
NET ASSETS - BEGINNING OF PERIOD                                                    --                 --
=========================================================================================================
NET ASSETS - END OF PERIOD                                                 $43,939,485       $ 21,949,738
=========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                    $       134,966       $     27,907
=========================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                    NET REALIZED
                                           NET ASSET                    AND         NET INCREASE   DISTRIBUTIONS  DISTRIBUTIONS
                                             VALUE,         NET      UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                                           BEGINNING    INVESTMENT    GAINS ON    VALUE RESULTING    INVESTMENT      REALIZED
                                           OF PERIOD      INCOME+    SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   MARCH 31, 2006 *                          $25.00       $ .29       $    .30       $    .59         $  (.07)      $      --
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   MARCH 31, 2006 *                           25.00         .19            .30            .49            (.07)             --
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2006 *                           25.00         .29            .31            .60            (.07)             --
HEDGED EQUITY FUND A-CLASS
   MARCH 31, 2006 *                           25.00         .26            .69            .95            (.09)             --
HEDGED EQUITY FUND C-CLASS
   MARCH 31, 2006 *                           25.00         .16            .69            .85            (.09)             --
HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2006 *                           25.00         .26            .69            .95            (.09)             --

                                                              NET       NET ASSET
                                                          INCREASE IN     VALUE,       TOTAL
                                               TOTAL       NET ASSET      END OF    INVESTMENT
                                           DISTRIBUTIONS     VALUE        PERIOD      RETURN
-----------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   MARCH 31, 2006 *                          $  (.07)       $   .52      $ 25.52       2.36%
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   MARCH 31, 2006 *                             (.07)           .42        25.42       1.96%
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2006 *                             (.07)           .53        25.53       2.40%
HEDGED EQUITY FUND A-CLASS
   MARCH 31, 2006 *                             (.09)           .86        25.86       3.81%
HEDGED EQUITY FUND C-CLASS
   MARCH 31, 2006 *                             (.09)           .76        25.76       3.41%
HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2006 *                             (.09)           .86        25.86       3.81%

                                                          RATIOS TO
                                                      AVERAGE NET ASSETS:
                                          ---------------------------------------------                NET ASSETS,
                                                                                NET       PORTFOLIO      END OF
                                            GROSS       NET      OPERATING   INVESTMENT    TURNOVER   PERIOD (000'S
                                          EXPENSES   EXPENSES   EXPENSES++     INCOME      RATE***       OMITTED)
-------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   MARCH 31, 2006 *                        1.87%**    1.87%**     1.45%**      2.20%**       127%        $ 5,791
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   MARCH 31, 2006 *                        2.65%**    2.65%**     2.23%**      1.42%**       127%          7,352
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2006 *                        1.83%**    1.83%**     1.41%**      2.18%**       127%         30,796
HEDGED EQUITY FUND A-CLASS
   MARCH 31, 2006 *                        2.10%**    2.10%**     1.44%**      1.91%**       159%          1,672
HEDGED EQUITY FUND C-CLASS
   MARCH 31, 2006 *                        2.86%**    2.86%**     2.20%**      1.16%**       159%          2,957
HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2006 *                        2.07%**    2.07%**     1.41%**      1.96%**       159%         17,321

  *  SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

 **  ANNUALIZED

***  PORTFOLIO   TURNOVER  RATE  IS  CALCULATED  WITHOUT  REGARD  TO  SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++  OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                              SALES CHARGE      SALES CHARGE
                                                AS % OF          AS % OF NET
AMOUNT OF INVESTMENT                         OFFERING PRICE    AMOUNT INVESTED
------------------------------------------------------------------------------
Less than $100,000                               4.75%              4.99%
$100,000 but less than
  $250,000                                       3.75%              3.90%
$250,000 but less than
  $500,000                                       2.75%              2.83%
$500,000 but less than
  $1,000,000                                     1.60%              1.63%
$1,000,000 or greater                            0.00%              0.00%

At March 31, 2006, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the Absolute Return Strategies Fund and the Hedged Equity Fund (the "Funds"), while the Sector Funds, the Strategic Funds, the Benchmark Funds and the Money Market Fund are contained in separate reports. At March 31, 2006, only A-Class, C-Class, and H-Class Shares had been issued by the Funds. All share classes of the Funds are subject to a 1% redemption fee when shares are redeemed after being held for less than 30 days.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued; financing charges and/or interest associated with the swap agreements.

Investments, for which market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date while realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date,


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

--------------------------------------------------------------------------------

net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in short sales, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Funds are exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Funds must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

E. Upon the purchase of an option by the Funds, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Funds will realize a loss in the amount of the cost of the option. When the Funds enter into a closing sale transaction, the Funds will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Funds exercise a call option, the cost of the security that the Funds purchase upon exercise will be increased by the premium originally paid. When the Funds write (sell) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Funds enter into a closing purchase transaction, the Funds realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

I. The Funds may leave cash overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include (i) adverse changes in the value of such instruments; (ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; (iii) the possible absence of a liquid secondary market for any particular instrument at any time; and (iv) the potential of counterparty default.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

--------------------------------------------------------------------------------

3. CALL OPTIONS WRITTEN

Transactions in options written during the period ended March 31, 2006, were as follows:

HEDGED EQUITY FUND                                    NUMBER OF CONTRACTS   PREMIUMS RECEIVED
----------------------------------------------------------------------------------------------
Options outstanding at September 19, 2005                              --   $              --
Options written                                                         7              24,447
Options terminated in closing purchase transactions                    (2)             (6,642)
Options expired                                                        (5)            (17,805)
---------------------------------------------------------------------------------------------
Options outstanding at March 31, 2006                                  --   $              --

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Funds. The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. Organizational and setup costs for new funds are paid by the Trust. Certain officers and trustees of the Trust are also officers of the Advisor.

The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period, the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividend paid deduction for income tax purposes, dividend expense on short sales, and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributions paid during the current period was as follows:

                                            ORDINARY                 LONG-TERM                     TOTAL
FUND                                          INCOME              CAPITAL GAIN             DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund   $           35,524             $          --           $        35,524
Hedged Equity Fund                            21,114                        --                    21,114

The tax character of distributable earnings/(accumulated losses) at March 31, 2006, was as follows:

                                       UNDISTRIBUTED   UNDISTRIBUTED
                                            ORDINARY       LONG-TERM    NET UNREALIZED      CAPITAL LOSS
FUND                                          INCOME   CAPITAL GAINS      DEPRECIATION      CARRYFORWARD
---------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund   $          364,683   $      45,617   $       (44,836)  $            --
Hedged Equity Fund                           334,392         169,620           (37,044)               --

At March 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                                 TAX               TAX               NET
                                                 TAX      UNREALIZED        UNREALIZED        UNREALIZED
FUND                                            COST            GAIN              LOSS              LOSS
---------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund   $       27,393,492   $     915,331   $      (960,167)  $       (44,836)
Hedged Equity Fund                        10,282,147         826,236          (863,280)          (37,044)

6. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, the Juno Master Portfolio, the Core Equity Fund, the Sector Rotation Fund, and the Commodities Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of March 31, 2006, were as follows:

COUNTERPARTY                      TERMS OF AGREEMENT      FACE VALUE      MARKET VALUE    MATURITY VALUE
---------------------------------------------------------------------------------------------------------
Bear Stearns and Cos., Inc.       4.40% due 04/03/06   $ 590,000,000   $   590,000,000   $   590,216,333
Citigroup, Inc.                   4.15% due 04/03/06     420,000,000       420,000,000       420,145,250
Morgan Stanley                    4.40% due 04/03/06     250,000,000       250,000,000       250,091,667
Credit Suisse First Boston        4.50% due 04/03/06     109,662,979       109,662,979       109,704,103
Lehman Brothers, Inc.             4.40% due 04/03/06      80,631,239        80,631,239        80,660,804
---------------------------------------------------------------------------------------------------------
                                                                       $ 1,450,294,218   $ 1,450,818,157
---------------------------------------------------------------------------------------------------------

As of March 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                         RANGE OF RATES       PAR VALUE                        MARKET VALUE
---------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds                3.375% - 12.000%   $ 460,494,386                     $   595,164,580
U. S. Treasury Notes                1.875% -  6.125%     685,278,855                         676,073,477
U. S. Treasury Bills                              --     212,085,000                         210,576,825
---------------------------------------------------------------------------------------------------------
                                                                                         $ 1,481,814,882
---------------------------------------------------------------------------------------------------------


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the period ended March 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                       ABSOLUTE          HEDGED
                                              RETURN STRATEGIES          EQUITY
                                                           FUND            FUND
--------------------------------------------------------------------------------
Purchases                                      $     30,174,584   $  21,040,134
Sales                                          $     10,194,503   $   9,994,808
--------------------------------------------------------------------------------


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period presented were:

                                                        PURCHASED THROUGH                        NET SHARES
                                   SHARES PURCHASED   DIVIDEND REINVESTMENT   SHARES REDEEMED     PURCHASED
-------------------------------------------------------------------------------------------------------------
                                     PERIOD ENDED            PERIOD ENDED       PERIOD ENDED    PERIOD ENDED
                                        MARCH 31,               MARCH 31,          MARCH 31,       MARCH 31,
                                             2006                    2006               2006            2006
-------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND*
   A-Class                                234,585                     128            (7,792)        226,921
   C-Class                                303,061                     194           (14,068)        289,187
   H-Class                              1,553,726                     848          (348,228)      1,206,346

HEDGED EQUITY FUND*
   A-Class                                 69,350                      75            (4,743)         64,682
   C-Class                                167,722                      83           (53,015)        114,790
   H-Class                                831,882                     560          (162,694)        669,748

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9. SUBSEQUENT EVENT

A Special Meeting of Shareholders is being held on May 23, 2006 at 4:00 p.m. Eastern Time where the Board of Trustees of the Rydex Capital Partners SPhinX Fund ("SPhinX") is seeking shareholder approval, via proxy, and recommending that the shareholders of SPhinX consider and approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"). If the reorganization is approved and completed as proposed in the Reorganization Agreement, substantially all of the assets and certain stated liabilities of SPhinX will be transferred to the Absolute Return Strategies Fund, and SPhinX shareholders will receive H-Class Shares of the Absolute Return Strategies Fund in exchange for SPhinX shares. As soon as practicable after the reorganization occurs, SPhinX will be deregistered under the 1940 Act and will be dissolved under state law.


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Absolute Return Strategies Fund and Hedged Equity Fund (constituting two of the forty-eight Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period September 19, 2005 (commencement of operations) through March 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2006


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

Of the ordinary income distributions paid during the year for Absolute Return Strategies Fund and Hedged Equity Fund, 0% and 4.93%, respectively, qualifies for the dividends received deduction for corporations. In addition, 19.95% and 75.38% of the ordinary income distributions paid during the year by Absolute Return Strategies Fund and Hedged Equity Fund, respectively, is considered Qualified Dividend Income for tax purposes.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition,the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT.

--------------------------------------------------------------------------------

      upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                     LENGTH OF SERVICE
NAME, POSITION AND                      AS TRUSTEE                         NUMBER OF
   YEAR OF BIRTH                       (YEAR BEGAN)                     FUNDS OVERSEEN
-------------------------   -----------------------------------------   --------------
CARL G. VERBONCOEUR*                Rydex Series Funds - 2004                 120
Trustee, President (1952)          Rydex Variable Trust - 2004
                                   Rydex Dynamic Funds - 2004
                                     Rydex ETF Trust - 2004
                            Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund
Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors,
Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to
2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997
to 2000)
                            -----------------------------------------
MICHAEL P. BYRUM*                   Rydex Series Funds - 2005                 120
Trustee, Vice President            Rydex Variable Trust - 2005
and Secretary (1970)               Rydex Dynamic Funds - 2005
                                     Rydex ETF Trust - 2005
                            Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex
Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex
Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of
Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners
SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present);
Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to
2004)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
                                       LENGTH OF SERVICE
  NAME, POSITION AND                       AS TRUSTEE                     NUMBER OF
    YEAR OF BIRTH                         (YEAR BEGAN)                  FUNDS OVERSEEN
-------------------------   -----------------------------------------   ---------------
JOHN O. DEMARET                     Rydex Series Funds - 1997                 119
Trustee, Chairman of the           Rydex Variable Trust - 1998
Board (1940)                        Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003
                            Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                            -----------------------------------------
COREY A. COLEHOUR                   Rydex Series Funds - 1993                 119
Trustee (1945)                     Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003
                            Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of
Marketing/Co-Owner, Schield Management Company
                            -----------------------------------------
J. KENNETH DALTON                   Rydex Series Funds - 1995                 119
Trustee (1941)                     Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003
                            Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group
                            -----------------------------------------


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                       LENGTH OF SERVICE
   NAME, POSITION AND                      AS TRUSTEE                      NUMBER OF
      YEAR OF BIRTH                       (YEAR BEGAN)                  FUNDS OVERSEEN
-------------------------   -----------------------------------------   ---------------
WERNER E. KELLER                    Rydex Series Funds - 2005                 119
Trustee (1940)                     Rydex Variable Trust - 2005
                                   Rydex Dynamic Funds - 2005
                                     Rydex ETF Trust - 2005
                            Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)
                            -----------------------------------------
THOMAS F. LYDON, JR.                Rydex Series Funds - 2005                 119
Trustee (1960)                     Rydex Variable Trust - 2005
                                   Rydex Dynamic Funds - 2005
                                     Rydex ETF Trust - 2005
                            Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments
                            -----------------------------------------
PATRICK T. MCCARVILLE               Rydex Series Funds - 1997                 119
Trustee (1942)                     Rydex Variable Trust - 1998
                                   Rydex Dynamic Funds - 1999
                                     Rydex ETF Trust - 2003
                            Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par
Industries, Inc.
                            -----------------------------------------
Roger Somers                        Rydex Series Funds - 1993                 119
Trustee (1944)                     Rydex Variable Trust - 1998
                                   Rydex Dynamic Funds - 1999
                                     Rydex ETF Trust - 2003
                            Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
---------------------------------------------------------------------------------------
EXECUTIVE OFFICERS

   NAME, POSITION AND                                 PRINCIPAL OCCUPATIONS
     YEAR OF BIRTH                                    DURING PAST FIVE YEARS
 ----------------------                               -----------------------
NICK BONOS*                 Vice President and Treasurer of Rydex Series Funds, Rydex
Vice President and          Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, and
Treasurer (1963)            Rydex Capital Partners SPhinX Fund (2003 to present);
                            Senior Vice President of Rydex Fund Services, Inc. (2003
                            to present); Vice President of Accounting of Rydex Fund
                            Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*          Chief Compliance Officer Rydex Series Funds, Rydex
Chief Compliance Officer    Variable Trust, and Rydex Dynamic Funds (2004 to present);
and Assistant Secretary     Assistant Secretary of Rydex Series Funds, Rydex Variable
(1967)                      Trust, and Rydex Dynamic Funds (2000 to present);
                            Assistant Secretary of Rydex ETF Trust (2002 to present);
                            Secretary of Rydex Capital Partners SPhinX Fund, (2003 to
                            present); Vice President of Compliance of Rydex Fund
                            Services, Inc. (2000 to present)

* OFFICERS OF THE FUNDS ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT.

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
       Essential for modern markets(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RARHE-ANN-2 0306 X0307

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                                COMMODITIES FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND

                                                                  MARCH 31, 2006
                                   RYDEX SERIES FUNDS SECTOR FUNDS ANNUAL REPORT

                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND


                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

ABOUT SHAREHOLDERS' FUND EXPENSES ........................................     3

PERFORMANCE REPORTS AND FUND PROFILES ....................................     8

SCHEDULES OF INVESTMENTS .................................................    27

STATEMENTS OF ASSETS AND LIABILITIES .....................................    58

STATEMENTS OF OPERATIONS .................................................    62

STATEMENTS OF CHANGES IN NET ASSETS ......................................    66

FINANCIAL HIGHLIGHTS .....................................................    72

NOTES TO FINANCIAL STATEMENTS ............................................    82

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    95

OTHER INFORMATION ........................................................    96

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ............................    99


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Despite strong crosscurrents buffeting stock prices over the past 12 months, the major market averages were able to turn in a strong performance with the S&P 500(R) Index, gaining 11.73%, followed by the Dow Jones Industrial Average SM gaining 9.31%. It was a good period for technology stocks as well, with the Nasdaq 100 Index(R) gaining nearly 16%. The critical question for investors is whether stocks can sustain this rally and in the process, break out of the trading range they have been mired in for the past two years.

From an economic standpoint, there is reason to be cautious. Economic growth slowed dramatically in the fourth quarter to a sub 2% annual rate. While it appears there were a number of one-time factors slowing growth during the final three months of 2005, Gross Domestic Product ("GDP") growth is likely to slow from its recent range of 3.5% to 4.0%. Higher interest rates and energy prices along with slowing real estate markets will hold economic growth to a 2.5% to 3.0% pace as we move further into 2006. Continued uncertainty over Federal Reserve ("Fed") policy, interest rates, earnings and volatile energy prices could restrain stock market gains.

Although corporate earnings are still growing at double-digit rates, the pace is clearly slowing. This has two implications. First, since the market tends to focus on trends as opposed to absolute levels, slowing earnings growth will be perceived as a negative. Secondly, earnings have grown faster than prices, resulting in cheaper stocks. The latter sets the stage for a possible short-term market rally. In order for stock prices to move higher, however, two things need to happen. First, energy prices need to stabilize. Oil prices rose in a seesaw pattern from approximately $57 per barrel at the beginning of the period to nearly $67 per barrel by the end of March. This served to trap stocks in a rather familiar pattern--when oil moved up, stocks moved down. The other necessary catalyst for stocks to appreciate is clarity from the Fed on the future direction of monetary policy.

The Fed raised interest rates eight times over the past 12 months, moving the closely watched Fed Funds target rate to 4.75%. Widely anticipated, the moves had little impact on stock prices. More importantly from the market's perspective, however, was the accompanying commentary which, in March, left the door open for future rate increases. This shook the consensus that the Fed would stop raising rates at 4.75% or possibly 5.00%. With the looming possibility of rising interest rates, investors have been reluctant to place higher valuations on stock prices.

Uncertainty over the future course of monetary policy pushed interest rates higher across the maturity spectrum. While the yield curve started the period with a positive slope (long rates yielding more than short rates), by the end of the first quarter, the yield curve was essentially flat with two-year, five-year and 10-year Treasuries yielding between 4.81% and 4.84%. This provided strength to the argument that economic growth is poised to slow.

No review of the markets over the past 12 months would be complete without a discussion of the international stocks. Overseas markets, both in developed and developing economies continued to outperform domestic markets. The MSCI EAFE Index, which tracks prices in European and Far Eastern markets, rose 25.06% during the period, while the MSCI EM Index, which tracks emerging markets, gained an eye-popping 47.19%. As the economic recovery takes hold in Japan, bank lending and increased spending by businesses and consumers have buoyed stock prices there. Likewise, business sentiment in the major European economies of France and Germany has boosted stock prices. In the emerging markets, particularly in the all-important economies of China, India, Brazil and Russia, rapid economic development has drawn in resources from across the globe and generated vast amounts of liquidity that have been recycled, in part, to U.S. financial markets. This has served to keep interest rates and inflation low and has helped to support stock prices domestically.

So, while the U.S. is slowing, overseas economies are picking up steam. We expect this to have a favorable effect on U.S. markets. Industries and companies involved in exporting materials, industrial equipment, energy, communications and technology services should benefit. On a broader level, once an end to Fed rate increases is in sight--something we anticipate as we move in to the latter half of 2006--stocks may embark on a short-term rally. A decline in energy prices--something we place a lower probability on--could have the same effect. In the short-term, stocks are likely to lack significant direction until one of these catalysts appears. Until then, investors will be well suited by seeking nondirectional investment strategies.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2005 and ending March 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which maybe incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                   RATIO+       SEPTEMBER 30, 2005        MARCH 31, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

BANKING FUND
   Investor Class                    1.37%               $1,000.00             $1,080.90            $ 7.15
   Advisor Class                     1.86%                1,000.00              1,074.40              9.67
   A-Class                           1.63%                1,000.00              1,076.30              8.48
   C-Class                           2.31%                1,000.00              1,072.90             12.00
BASIC MATERIALS FUND
   Investor Class                    1.38%                1,000.00              1,191.70              7.58
   Advisor Class                     1.87%                1,000.00              1,188.50             10.26
   A-Class                           1.64%                1,000.00              1,190.00              9.00
   C-Class                           2.35%                1,000.00              1,185.90             12.88
BIOTECHNOLOGY FUND
   Investor Class                    1.36%                1,000.00              1,083.60              7.10
   Advisor Class                     1.85%                1,000.00              1,080.90              9.65
   A-Class                           1.63%                1,000.00              1,081.70              8.51
   C-Class                           2.36%                1,000.00              1,077.90             12.29
COMMODITIES FUND**
   A-Class                           1.71%                1,000.00                860.30              7.97
   C-Class                           2.32%                1,000.00                857.10             10.80
   H-Class                           1.56%                1,000.00                860.60              7.28
CONSUMER PRODUCTS FUND
   Investor Class                    1.37%                1,000.00              1,015.70              6.92
   Advisor Class                     1.84%                1,000.00              1,013.50              9.29
   A-Class                           1.61%                1,000.00              1,014.80              8.13
   C-Class                           2.35%                1,000.00              1,010.60             11.84
ELECTRONICS FUND
   Investor Class                    1.37%                1,000.00              1,163.50              7.43
   Advisor Class                     1.85%                1,000.00              1,161.00             10.02
   A-Class                           1.63%                1,000.00              1,162.40              8.84
   C-Class                           2.37%                1,000.00              1,158.60             12.82
ENERGY FUND
   Investor Class                    1.35%                1,000.00              1,024.80              6.85
   Advisor Class                     1.85%                1,000.00              1,022.20              9.38
   A-Class                           1.61%                1,000.00              1,023.10              8.17
   C-Class                           2.36%                1,000.00              1,019.60             11.95
ENERGY SERVICES FUND
   Investor Class                    1.36%                1,000.00              1,161.70              7.37
   Advisor Class                     1.86%                1,000.00              1,158.60             10.06
   A-Class                           1.62%                1,000.00              1,160.50              8.77
   C-Class                           2.36%                1,000.00              1,155.90             12.75
FINANCIAL SERVICES FUND
   Investor Class                    1.35%                1,000.00              1,106.20              7.13
   Advisor Class                     1.86%                1,000.00              1,103.10              9.81
   A-Class                           1.64%                1,000.00              1,103.80              8.65
   C-Class                           2.35%                1,000.00              1,100.20             12.37


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                   RATIO+       SEPTEMBER 30, 2005        MARCH 31, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
HEALTH CARE FUND
   Investor Class                    1.35%               $1,000.00             $1,049.80            $ 6.94
   Advisor Class                     1.84%                1,000.00              1,046.50              9.44
   A-Class                           1.62%                1,000.00              1,048.80              8.32
   C-Class                           2.35%                1,000.00              1,044.70             12.05
INTERNET FUND
   Investor Class                    1.37%                1,000.00              1,111.00              7.25
   Advisor Class                     1.86%                1,000.00              1,108.50              9.83
   A-Class                           1.62%                1,000.00              1,109.60              8.57
   C-Class                           2.36%                1,000.00              1,105.30             12.46
LEISURE FUND
   Investor Class                    1.38%                1,000.00              1,138.50              7.40
   Advisor Class                     1.84%                1,000.00              1,135.60              9.85
   A-Class                           1.63%                1,000.00              1,137.20              8.73
   C-Class                           2.35%                1,000.00              1,132.80             12.56
PRECIOUS METALS FUND
   Investor Class                    1.26%                1,000.00              1,316.40              7.32
   Advisor Class                     1.76%                1,000.00              1,313.20             10.21
   A-Class                           1.51%                1,000.00              1,314.90              8.76
   C-Class                           2.25%                1,000.00              1,309.70             13.03
REAL ESTATE FUND
   A-Class                           1.64%                1,000.00              1,142.30              8.81
   C-Class                           2.37%                1,000.00              1,138.20             12.70
   H-Class                           1.64%                1,000.00              1,141.90              8.81
RETAILING FUND
   Investor Class                    1.36%                1,000.00              1,119.60              7.23
   Advisor Class                     1.85%                1,000.00              1,116.10              9.81
   A-Class                           1.53%                1,000.00              1,116.80              8.12
   C-Class                           2.34%                1,000.00              1,113.00             12.39
TECHNOLOGY FUND
   Investor Class                    1.36%                1,000.00              1,090.10              7.13
   Advisor Class                     1.84%                1,000.00              1,087.50              9.63
   A-Class                           1.60%                1,000.00              1,087.40              8.37
   C-Class                           2.35%                1,000.00              1,084.50             12.28
TELECOMMUNICATIONS FUND
   Investor Class                    1.42%                1,000.00              1,120.30              7.55
   Advisor Class                     1.81%                1,000.00              1,116.60              9.60
   A-Class                           1.87%                1,000.00              1,118.40              9.93
   C-Class                           2.24%                1,000.00              1,113.70             11.87
TRANSPORTATION FUND
   Investor Class                    1.37%                1,000.00              1,245.60              7.71
   Advisor Class                     1.86%                1,000.00              1,242.50             10.46
   A-Class                           1.65%                1,000.00              1,244.00              9.28
   C-Class                           2.39%                1,000.00              1,239.80             13.42
UTILITIES FUND
   Investor Class                    1.34%                1,000.00                929.70              6.48
   Advisor Class                     1.81%                1,000.00                927.50              8.75
   A-Class                           1.59%                1,000.00                928.80              7.69
   C-Class                           2.33%                1,000.00                924.80             11.24


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                   RATIO+       SEPTEMBER 30, 2005        MARCH 31, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

BANKING FUND
   Investor Class                    1.37%               $1,000.00             $1,018.11            $ 6.95
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.63%                1,000.00              1,016.79              8.27
   C-Class                           2.31%                1,000.00              1,013.34             11.73
BASIC MATERIALS FUND
   Investor Class                    1.38%                1,000.00              1,018.06              7.01
   Advisor Class                     1.87%                1,000.00              1,015.58              9.49
   A-Class                           1.64%                1,000.00              1,016.74              8.33
   C-Class                           2.35%                1,000.00              1,013.14             11.93
BIOTECHNOLOGY FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.85%                1,000.00              1,015.68              9.39
   A-Class                           1.63%                1,000.00              1,016.79              8.27
   C-Class                           2.36%                1,000.00              1,013.09             11.98
COMMODITIES FUND**
   A-Class                           1.71%                1,000.00              1,016.39              8.68
   C-Class                           2.32%                1,000.00              1,013.29             11.78
   H-Class                           1.56%                1,000.00              1,017.15              7.92
CONSUMER PRODUCTS FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.84%                1,000.00              1,015.73              9.34
   A-Class                           1.61%                1,000.00              1,016.90              8.17
   C-Class                           2.35%                1,000.00              1,013.14             11.93
ELECTRONICS FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.85%                1,000.00              1,015.68              9.39
   A-Class                           1.63%                1,000.00              1,016.79              8.27
   C-Class                           2.37%                1,000.00              1,013.04             12.03
ENERGY FUND
   Investor Class                    1.35%                1,000.00              1,018.22              6.85
   Advisor Class                     1.85%                1,000.00              1,015.68              9.39
   A-Class                           1.61%                1,000.00              1,016.90              8.17
   C-Class                           2.36%                1,000.00              1,013.09             11.98
ENERGY SERVICES FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.62%                1,000.00              1,016.84              8.22
   C-Class                           2.36%                1,000.00              1,013.09             11.98
FINANCIAL SERVICES FUND
   Investor Class                    1.35%                1,000.00              1,018.22              6.85
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.64%                1,000.00              1,016.74              8.33
   C-Class                           2.35%                1,000.00              1,013.14             11.93
HEALTH CARE FUND
   Investor Class                    1.35%                1,000.00              1,018.22              6.85
   Advisor Class                     1.84%                1,000.00              1,015.73              9.34
   A-Class                           1.62%                1,000.00              1,016.84              8.22
   C-Class                           2.35%                1,000.00              1,013.14             11.93


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                   RATIO+       SEPTEMBER 30, 2005        MARCH 31, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
INTERNET FUND
   Investor Class                    1.37%               $1,000.00             $1,018.11            $ 6.95
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.62%                1,000.00              1,016.84              8.22
   C-Class                           2.36%                1,000.00              1,013.09             11.98
LEISURE FUND
   Investor Class                    1.38%                1,000.00              1,018.06              7.01
   Advisor Class                     1.84%                1,000.00              1,015.73              9.34
   A-Class                           1.63%                1,000.00              1,016.79              8.27
   C-Class                           2.35%                1,000.00              1,013.14             11.93
PRECIOUS METALS FUND
   Investor Class                    1.26%                1,000.00              1,018.67              6.40
   Advisor Class                     1.76%                1,000.00              1,016.13              8.93
   A-Class                           1.51%                1,000.00              1,017.40              7.67
   C-Class                           2.25%                1,000.00              1,013.65             11.42
REAL ESTATE FUND
   A-Class                           1.64%                1,000.00              1,016.74              8.33
   C-Class                           2.37%                1,000.00              1,013.04             12.03
   H-Class                           1.64%                1,000.00              1,016.74              8.33
RETAILING FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.85%                1,000.00              1,015.68              9.39
   A-Class                           1.53%                1,000.00              1,017.30              7.77
   C-Class                           2.34%                1,000.00              1,013.19             11.88
TECHNOLOGY FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.84%                1,000.00              1,015.73              9.34
   A-Class                           1.60%                1,000.00              1,016.95              8.12
   C-Class                           2.35%                1,000.00              1,013.14             11.93
TELECOMMUNICATIONS FUND
   Investor Class                    1.42%                1,000.00              1,017.86              7.21
   Advisor Class                     1.81%                1,000.00              1,015.88              9.19
   A-Class                           1.87%                1,000.00              1,015.58              9.49
   C-Class                           2.24%                1,000.00              1,013.70             11.37
TRANSPORTATION FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.65%                1,000.00              1,016.69              8.38
   C-Class                           2.39%                1,000.00              1,012.94             12.13
UTILITIES FUND
   Investor Class                    1.34%                1,000.00              1,018.27              6.80
   Advisor Class                     1.81%                1,000.00              1,015.88              9.19
   A-Class                           1.59%                1,000.00              1,017.00              8.07
   C-Class                           2.33%                1,000.00              1,013.24             11.83

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

 +    ANNUALIZED


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.

INCEPTION: April 1, 1998

Despite the continuing string of quarter-point increases in the Fed Funds rates during the past year, stocks in general performed well. While producing gains, Rydex Banking Fund Investor Class underperformed the S&P 500 Index by more than 3%, bringing in a one year return of 8.41% for the period ending March 31, 2006. Financing and mortgage stocks struggled the most, as higher rates had a dampening effect on demand.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      BANKING FUND                                S&P 500
        DATE            C-CLASS          S&P 500 INDEX       FINANCIALS INDEX*
     ----------       ------------       -------------       -----------------
      3/30/2001          10,000             10,000                10,000
      3/31/2001          10,000             10,000                10,000
      4/30/2001           9,915             10,777                10,357
      5/31/2001          10,411             10,849                10,754
      6/30/2001          10,399             10,585                10,741
      7/31/2001          10,520             10,481                10,553
      8/31/2001          10,085              9,825                 9,894
      9/30/2001           9,541              9,032                 9,297
     10/31/2001           8,960              9,204                 9,109
     11/30/2001           9,615              9,910                 9,744
     12/31/2001           9,891              9,997                 9,940
      1/31/2002           9,979              9,851                 9,764
      2/28/2002          10,016              9,661                 9,608
      3/31/2002          10,719             10,024                10,235
      4/30/2002          11,058              9,416                 9,948
      5/31/2002          11,247              9,347                 9,915
      6/30/2002          10,845              8,681                 9,428
      7/31/2002          10,205              8,004                 8,665
      8/31/2002          10,531              8,057                 8,826
      9/30/2002           9,263              7,181                 7,779
     10/31/2002           9,577              7,813                 8,463
     11/30/2002           9,761              8,273                 8,796
     12/31/2002           9,581              7,787                 8,308
      1/31/2003           9,555              7,583                 8,151
      2/28/2003           9,439              7,469                 7,884
      3/31/2003           9,181              7,542                 7,837
      4/30/2003           9,980              8,163                 8,781
      5/31/2003          10,612              8,593                 9,227
      6/30/2003          10,586              8,703                 9,233
      7/31/2003          10,986              8,856                 9,631
      8/31/2003          10,973              9,029                 9,519
      9/30/2003          10,973              8,933                 9,564
     10/31/2003          11,992              9,439                10,197
     11/30/2003          12,298              9,522                10,152
     12/31/2003          12,467             10,021                10,628
      1/31/2004          12,714             10,205                10,941
      2/29/2004          13,053             10,347                11,216
      3/31/2004          12,831             10,191                11,082
      4/30/2004          12,181             10,031                10,545
      5/31/2004          12,779             10,168                10,725
      6/30/2004          12,740             10,366                10,756
      7/31/2004          12,649             10,023                10,506
      8/31/2004          13,066             10,064                10,844
      9/30/2004          13,118             10,173                10,730
     10/31/2004          13,300             10,328                10,754
     11/30/2004          13,689             10,746                11,053
     12/31/2004          14,035             11,111                11,503
      1/31/2005          13,476             10,841                11,236
      2/28/2005          13,276             11,069                11,150
      3/31/2005          12,876             10,873                10,702
      4/30/2005          12,596             10,667                10,683
      5/31/2005          12,982             11,006                10,959
      6/30/2005          13,289             11,022                11,092
      7/31/2005          13,582             11,431                11,237
      8/31/2005          13,249             11,327                11,011
      9/30/2005          12,876             11,419                11,100
     10/31/2005          13,036             11,228                11,430
     11/30/2005          13,489             11,653                11,918
     12/31/2005          13,422             11,657                11,931
      1/31/2006          13,557             11,966                12,018
      2/28/2006          13,747             11,998                12,232
      3/31/2006          13,815             12,148                12,240

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      BANKING FUND                                S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       FINANCIALS INDEX*
     ----------      --------------      -------------       -----------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998          10,220             10,042                10,153
      5/31/1998           9,860              9,869                 9,899
      6/30/1998          10,030             10,270                10,300
      7/31/1998          10,070             10,160                10,287
      8/31/1998           7,420              8,691                 7,906
      9/30/1998           7,560              9,248                 8,052
     10/31/1998           8,270             10,001                 9,010
     11/30/1998           8,650             10,607                 9,616
     12/31/1998           8,910             11,218                 9,797
      1/31/1999           8,760             11,687                 9,990
      2/28/1999           8,720             11,324                10,111
      3/31/1999           8,770             11,777                10,481
      4/30/1999           9,380             12,233                11,176
      5/31/1999           8,730             11,944                10,544
      6/30/1999           9,120             12,607                10,963
      7/31/1999           8,410             12,213                10,266
      8/31/1999           8,010             12,153                 9,784
      9/30/1999           7,460             11,820                 9,260
     10/31/1999           8,600             12,568                10,787
     11/30/1999           7,980             12,823                10,247
     12/31/1999           7,230             13,578                10,026
      1/31/2000           7,070             12,896                 9,694
      2/29/2000           6,210             12,652                 8,629
      3/31/2000           7,310             13,890                10,209
      4/30/2000           6,860             13,472                 9,871
      5/31/2000           7,600             13,195                10,512
      6/30/2000           6,540             13,521                 9,865
      7/31/2000           6,940             13,309                10,869
      8/31/2000           7,800             14,136                11,888
      9/30/2000           7,980             13,390                12,162
     10/31/2000           7,850             13,333                12,093
     11/30/2000           7,550             12,282                11,356
     12/31/2000           8,410             12,342                12,374
      1/31/2001           8,760             12,780                12,321
      2/28/2001           8,290             11,615                11,494
      3/31/2001           8,270             10,879                11,137
      4/30/2001           8,200             11,724                11,535
      5/31/2001           8,630             11,803                11,977
      6/30/2001           8,620             11,516                11,962
      7/31/2001           8,720             11,402                11,753
      8/31/2001           8,370             10,688                11,019
      9/30/2001           7,930              9,825                10,354
     10/31/2001           7,440             10,013                10,145
     11/30/2001           8,012             10,781                10,852
     12/31/2001           8,240             10,875                11,071
      1/31/2002           8,323             10,716                10,874
      2/28/2002           8,354             10,510                10,701
      3/31/2002           8,956             10,905                11,399
      4/30/2002           9,257             10,244                11,079
      5/31/2002           9,423             10,168                11,042
      6/30/2002           9,102              9,444                10,500
      7/31/2002           8,562              8,708                 9,650
      8/31/2002           8,842              8,765                 9,830
      9/30/2002           7,794              7,812                 8,663
     10/31/2002           8,064              8,500                 9,425
     11/30/2002           8,216              9,000                 9,796
     12/31/2002           8,077              8,472                 9,252
      1/31/2003           8,066              8,250                 9,078
      2/28/2003           7,981              8,126                 8,780
      3/31/2003           7,779              8,205                 8,728
      4/30/2003           8,450              8,881                 9,779
      5/31/2003           8,994              9,349                10,276
      6/30/2003           8,994              9,468                10,283
      7/31/2003           9,356              9,635                10,727
      8/31/2003           9,356              9,823                10,601
      9/30/2003           9,366              9,718                10,651
     10/31/2003          10,251             10,268                11,356
     11/30/2003          10,515             10,359                11,306
     12/31/2003          10,687             10,902                11,836
      1/31/2004          10,891             11,102                12,185
      2/29/2004          11,202             11,256                12,491
      3/31/2004          11,009             11,086                12,342
      4/30/2004          10,461             10,912                11,744
      5/31/2004          10,977             11,062                11,944
      6/30/2004          10,955             11,277                11,979
      7/31/2004          10,902             10,904                11,701
      8/31/2004          11,256             10,948                12,078
      9/30/2004          11,320             11,067                11,950
     10/31/2004          11,492             11,236                11,977
     11/30/2004          11,846             11,690                12,309
     12/31/2004          12,154             12,088                12,811
      1/31/2005          11,681             11,793                12,514
      2/28/2005          11,505             12,042                12,418
      3/31/2005          11,186             11,828                11,919
      4/30/2005          10,944             11,604                11,898
      5/31/2005          11,296             11,973                12,205
      6/30/2005          11,560             11,990                12,353
      7/31/2005          11,835             12,436                12,515
      8/31/2005          11,549             12,323                12,263
      9/30/2005          11,219             12,422                12,362
     10/31/2005          11,373             12,215                12,730
     11/30/2005          11,791             12,677                13,273
     12/31/2005          11,747             12,682                13,288
      1/31/2006          11,881             13,018                13,385
      2/28/2006          12,049             13,053                13,623
      3/31/2006          12,127             13,215                13,632

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

-----------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS                C-CLASS
                                  (04/01/98)                 (04/01/98)             (09/01/04)             (03/30/01)
-----------------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    FIVE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR    YEAR  INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
BANKING FUND                8.41%   7.96%    2.44%     7.66%   7.27%    1.81%     8.07%    4.41%     7.29%   6.68%   6.67%
S&P 500 INDEX              11.73%   3.97%    3.55%    11.73%   3.97%    3.55%    11.73%   12.54%    11.73%   3.97%   3.97%
S&P 500 FINANCIALS INDEX   17.44%   6.56%    6.15%    17.44%   6.56%    6.15%    17.44%   11.25%    17.44%   6.56%   6.56%
-----------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                                BANKING FUND
                                                ------------
Other                                                 5%
Commercial Banks                                     68%
Thrifts & Mortgage Finance                           27%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 1, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Bank of America Corp.                               5.0%
J.P. Morgan Chase & Co.                             4.7%
Wachovia Corp.                                      4.5%
Wells Fargo & Co.                                   3.9%
U.S. Bancorp                                        2.9%
Fannie Mae                                          2.8%
Washington Mutual, Inc.                             2.5%
Freddie Mac                                         2.4%
SunTrust Banks, Inc.                                2.0%
Countrywide Financial Corp.                         1.9%
--------------------------------------------------------
Top Ten Total                                      32.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INCEPTION: April 1, 1998

Basic materials kept pace with the S&P 500 Index during the period. Global growth continued to spur demand for raw materials as countries such as Brazil, Russia, India and China, (collectively the BRICs) develop their economies at a tremendous pace. Moreover, this increase in global demand has come on rapidly, giving the global economy little time to adjust in terms of additional capacity. This has led to rising prices for commodities such as copper and steel. Construction materials and metals companies led the gainers, with these industries advancing 56.51% and 38.78%, respectively. Rydex Basic Materials Fund Investor Class returned 15.60% during the period.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     BASIC MATERIALS                              S&P 500
        DATE          FUND C-CLASS       S&P 500 INDEX       MATERIALS INDEX*
     ----------      ---------------     -------------       ----------------
       5/3/2001          10,000             10,000                10,000
      5/31/2001          10,389             10,072                10,359
      6/30/2001           9,909              9,827                 9,905
      7/31/2001           9,870              9,730                 9,918
      8/31/2001           9,818              9,121                 9,805
      9/30/2001           8,703              8,384                 8,696
     10/31/2001           8,846              8,544                 8,902
     11/30/2001           9,802              9,200                 9,935
     12/31/2001           9,657              9,280                 9,686
      1/31/2002           9,723              9,145                 9,868
      2/28/2002          10,169              8,968                10,358
      3/31/2002          10,510              9,306                10,700
      4/30/2002           9,959              8,742                10,184
      5/31/2002          10,353              8,677                10,654
      6/30/2002          10,038              8,059                10,415
      7/31/2002           8,844              7,431                 9,241
      8/31/2002           8,818              7,480                 9,176
      9/30/2002           7,610              6,667                 7,977
     10/31/2002           7,833              7,254                 8,375
     11/30/2002           8,609              7,680                 9,355
     12/31/2002           8,254              7,229                 8,940
      1/31/2003           7,781              7,040                 8,493
      2/28/2003           7,479              6,934                 8,241
      3/31/2003           7,387              7,002                 8,238
      4/30/2003           8,009              7,578                 8,994
      5/31/2003           8,416              7,978                 9,248
      6/30/2003           8,473              8,079                 9,309
      7/31/2003           8,920              8,222                10,039
      8/31/2003           9,253              8,382                10,327
      9/30/2003           8,925              8,293                 9,838
     10/31/2003           9,722              8,762                10,734
     11/30/2003           9,938              8,839                10,955
     12/31/2003          10,850              9,303                12,048
      1/31/2004          10,467              9,474                11,468
      2/29/2004          10,952              9,605                12,025
      3/31/2004          10,877              9,460                11,773
      4/30/2004          10,401              9,312                11,204
      5/31/2004          10,626              9,440                11,443
      6/30/2004          11,379              9,623                12,005
      7/31/2004          11,044              9,305                11,739
      8/31/2004          11,203              9,342                11,923
      9/30/2004          11,785              9,444                12,362
     10/31/2004          11,582              9,588                12,261
     11/30/2004          12,750              9,976                13,186
     12/31/2004          12,953             10,315                13,347
      1/31/2005          12,525             10,064                12,931
      2/28/2005          13,437             10,276                13,911
      3/31/2005          12,975             10,094                13,516
      4/30/2005          11,846              9,902                12,565
      5/31/2005          11,943             10,217                12,416
      6/30/2005          11,921             10,232                12,169
      7/31/2005          12,869             10,612                12,818
      8/31/2005          12,353             10,516                12,260
      9/30/2005          12,521             10,601                12,332
     10/31/2005          12,248             10,424                12,392
     11/30/2005          13,032             10,818                13,269
     12/31/2005          13,305             10,822                13,635
      1/31/2006          14,347             11,109                14,272
      2/28/2006          14,130             11,139                13,965
      3/31/2006          14,848             11,277                14,563

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         BASIC
                     MATERIALS FUND                               S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       MATERIALS INDEX*
     ----------      --------------      -------------       ----------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998          10,280             10,042                10,354
      5/31/1998           9,800              9,869                10,022
      6/30/1998           9,330             10,270                 9,608
      7/31/1998           8,440             10,160                 8,805
      8/31/1998           7,370              8,691                 7,634
      9/30/1998           7,760              9,248                 8,099
     10/31/1998           8,040             10,001                 8,373
     11/30/1998           8,150             10,607                 8,645
     12/31/1998           7,810             11,218                 8,318
      1/31/1999           7,570             11,687                 8,121
      2/28/1999           7,610             11,324                 8,184
      3/31/1999           7,750             11,777                 8,380
      4/30/1999           9,620             12,233                10,396
      5/31/1999           8,840             11,944                 9,582
      6/30/1999           9,210             12,607                10,058
      7/31/1999           9,160             12,213                 9,898
      8/31/1999           8,730             12,153                 9,480
      9/30/1999           8,420             11,820                 9,189
     10/31/1999           8,630             12,568                 9,391
     11/30/1999           8,540             12,823                 9,240
     12/31/1999           9,520             13,578                10,228
      1/31/2000           8,240             12,896                 9,019
      2/29/2000           7,430             12,652                 8,132
      3/31/2000           7,970             13,890                 8,925
      4/30/2000           7,690             13,472                 8,531
      5/31/2000           7,410             13,195                 8,309
      6/30/2000           6,730             13,521                 7,550
      7/31/2000           6,770             13,309                 7,592
      8/31/2000           6,840             14,136                 7,685
      9/30/2000           6,060             13,390                 6,920
     10/31/2000           6,680             13,333                 7,585
     11/30/2000           6,560             12,282                 7,348
     12/31/2000           7,550             12,342                 8,415
      1/31/2001           7,340             12,780                 8,196
      2/28/2001           7,380             11,615                 8,268
      3/31/2001           7,010             10,879                 7,891
      4/30/2001           7,740             11,724                 8,772
      5/31/2001           8,020             11,803                 9,090
      6/30/2001           7,660             11,516                 8,692
      7/31/2001           7,630             11,402                 8,703
      8/31/2001           7,610             10,688                 8,604
      9/30/2001           6,740              9,825                 7,630
     10/31/2001           6,870             10,013                 7,811
     11/30/2001           7,607             10,781                 8,718
     12/31/2001           7,516             10,875                 8,499
      1/31/2002           7,577             10,716                 8,659
      2/28/2002           7,921             10,510                 9,090
      3/31/2002           8,194             10,905                 9,389
      4/30/2002           7,769             10,244                 8,936
      5/31/2002           8,093             10,168                 9,348
      6/30/2002           7,850              9,444                 9,139
      7/31/2002           6,929              8,708                 8,109
      8/31/2002           6,909              8,765                 8,052
      9/30/2002           5,968              7,812                 6,999
     10/31/2002           6,150              8,500                 7,349
     11/30/2002           6,759              9,000                 8,209
     12/31/2002           6,495              8,472                 7,845
      1/31/2003           6,120              8,250                 7,453
      2/28/2003           5,897              8,126                 7,231
      3/31/2003           5,816              8,205                 7,229
      4/30/2003           6,309              8,881                 7,893
      5/31/2003           6,637              9,349                 8,115
      6/30/2003           6,688              9,468                 8,169
      7/31/2003           7,042              9,635                 8,809
      8/31/2003           7,313              9,823                 9,062
      9/30/2003           7,056              9,718                 8,632
     10/31/2003           7,698             10,268                 9,419
     11/30/2003           7,874             10,359                 9,613
     12/31/2003           8,608             10,902                10,572
      1/31/2004           8,313             11,102                10,063
      2/29/2004           8,700             11,256                10,552
      3/31/2004           8,649             11,086                10,331
      4/30/2004           8,275             10,912                 9,831
      5/31/2004           8,459             11,062                10,042
      6/30/2004           9,067             11,277                10,534
      7/31/2004           8,808             10,904                10,301
      8/31/2004           8,944             10,948                10,462
      9/30/2004           9,417             11,067                10,848
     10/31/2004           9,257             11,236                10,759
     11/30/2004          10,201             11,690                11,570
     12/31/2004          10,374             12,088                11,712
      1/31/2005          10,042             11,793                11,347
      2/28/2005          10,779             12,042                12,207
      3/31/2005          10,415             11,828                11,861
      4/30/2005           9,515             11,604                11,026
      5/31/2005           9,607             11,973                10,895
      6/30/2005           9,597             11,990                10,678
      7/31/2005          10,368             12,436                11,247
      8/31/2005           9,960             12,323                10,758
      9/30/2005          10,103             12,422                10,822
     10/31/2005           9,889             12,215                10,874
     11/30/2005          10,534             12,677                11,643
     12/31/2005          10,762             12,682                11,964
      1/31/2006          11,613             13,018                12,524
      2/28/2006          11,445             13,053                12,254
      3/31/2006          12,040             13,215                12,779

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/01/98)                 (04/14/98)             (09/01/04)         (05/03/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND       15.60%  11.42%    2.35%    14.98%  10.92%    1.23%    15.29%   20.00%    14.44%    8.38%
S&P 500 INDEX              11.73%   3.97%    3.55%    11.73%   3.97%    3.47%    11.73%   12.54%    11.73%    2.48%
S&P 500 MATERIALS INDEX    10.60%  12.79%    5.51%    10.60%  12.79%    4.74%    10.60%   16.15%    10.60%   10.60%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                             BASIC MATERIALS FUND
                                             --------------------
Chemicals                                            44%
Metals & Mining                                      28%
Containers & Packaging                               12%
Paper & Forest Products                               9%
Construction Materials                                7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                             April 14, 1998
A-Class                                September 1, 2004
C-Class                                      May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
E.I. du Pont de Nemours and Co.                     3.1%
Dow Chemical Co.                                    3.0%
Alcoa, Inc.                                         2.6%
Nucor Corp.                                         2.5%
Monsanto Co.                                        2.5%
Newmont Mining Corp.                                2.3%
Weyerhaeuser Co.                                    2.2%
Praxair, Inc.                                       2.1%
Phelps Dodge Corp.                                  2.1%
International Paper Co.                             2.1%
--------------------------------------------------------
Top Ten Total                                      24.5%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INCEPTION: April 1, 1998

Rydex Biotechnology Fund Investor Class had a solid return of 33.31% for the 12 months ending March 31, 2006. Mid- and small-cap stocks outperformed the large-cap stocks in the sector during the last quarter. Anticipated late stage trials from these companies are a bit disappointing and FDA approvals are being delayed for lack of efficacy. This could be a headwind for the sector as we move along during 2006. As industry giants Amgen and Genentech are expected to grow at modestly attractive levels, continued robust growth depends on mid- and small-caps delivering on the expected pipeline of new drugs.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     BIOTECHNOLOGY                                S&P 500
        DATE          FUND C-CLASS       S&P 500 INDEX       HEALTH CARE INDEX*
     ----------      -------------       -------------       ------------------
      3/30/2001          10,000             10,000                10,000
      3/31/2001          10,000             10,000                10,000
      4/30/2001          11,436             10,777                10,266
      5/31/2001          12,101             10,849                10,371
      6/30/2001          12,415             10,585                 9,889
      7/31/2001          10,993             10,481                10,412
      8/31/2001          11,099              9,825                10,024
      9/30/2001           9,594              9,032                10,169
     10/31/2001          11,025              9,204                10,111
     11/30/2001          12,022              9,910                10,588
     12/31/2001          11,357              9,997                10,243
      1/31/2002           9,709              9,851                10,137
      2/28/2002           9,229              9,661                10,163
      3/31/2002           9,538             10,024                10,178
      4/30/2002           8,038              9,416                 9,540
      5/31/2002           7,198              9,347                 9,343
      6/30/2002           6,325              8,681                 8,479
      7/31/2002           6,399              8,004                 8,295
      8/31/2002           6,122              8,057                 8,383
      9/30/2002           5,863              7,181                 7,838
     10/31/2002           6,385              7,813                 8,299
     11/30/2002           6,856              8,273                 8,509
     12/31/2002           6,117              7,787                 8,197
      1/31/2003           5,974              7,583                 8,156
      2/28/2003           5,877              7,469                 7,998
      3/31/2003           6,219              7,542                 8,267
      4/30/2003           6,874              8,163                 8,547
      5/31/2003           8,093              8,593                 8,691
      6/30/2003           7,872              8,703                 9,059
      7/31/2003           8,597              8,856                 8,920
      8/31/2003           8,444              9,029                 8,576
      9/30/2003           8,430              8,933                 8,603
     10/31/2003           8,435              9,439                 8,660
     11/30/2003           8,518              9,522                 8,785
     12/31/2003           8,860             10,021                 9,289
      1/31/2004           9,298             10,205                 9,541
      2/29/2004           9,340             10,347                 9,607
      3/31/2004           9,197             10,191                 9,206
      4/30/2004           9,298             10,031                 9,488
      5/31/2004           9,044             10,168                 9,454
      6/30/2004           9,012             10,366                 9,421
      7/31/2004           8,098             10,023                 8,911
      8/31/2004           8,130             10,064                 9,050
      9/30/2004           8,509             10,173                 8,881
     10/31/2004           8,172             10,328                 8,683
     11/30/2004           8,486             10,746                 8,816
     12/31/2004           8,934             11,111                 9,310
      1/31/2005           8,463             10,841                 9,009
      2/28/2005           8,135             11,069                 9,270
      3/31/2005           7,789             10,873                 9,216
      4/30/2005           7,950             10,667                 9,525
      5/31/2005           8,306             11,006                 9,602
      6/30/2005           8,393             11,022                 9,561
      7/31/2005           9,215             11,431                 9,778
      8/31/2005           9,506             11,327                 9,724
      9/30/2005           9,538             11,419                 9,663
     10/31/2005           9,317             11,228                 9,371
     11/30/2005           9,760             11,653                 9,444
     12/31/2005           9,885             11,657                 9,762
      1/31/2006          10,171             11,966                 9,899
      2/28/2006          10,623             11,998                 9,976
      3/31/2006          10,282             12,148                 9,846

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     BIOTECHNOLOGY
                          FUND                                    S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       HEALTH CARE INDEX*
     ----------      --------------      -------------       ------------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998           9,750             10,042                10,171
      5/31/1998           9,300              9,869                 9,956
      6/30/1998           9,090             10,270                10,669
      7/31/1998           9,220             10,160                10,710
      8/31/1998           7,250              8,691                 9,497
      9/30/1998           9,020              9,248                10,604
     10/31/1998           9,650             10,001                10,974
     11/30/1998           9,940             10,607                11,633
     12/31/1998          11,830             11,218                12,133
      1/31/1999          12,690             11,687                12,082
      2/28/1999          11,860             11,324                12,180
      3/31/1999          12,810             11,777                12,459
      4/30/1999          12,080             12,233                11,622
      5/31/1999          13,020             11,944                11,277
      6/30/1999          13,700             12,607                11,785
      7/31/1999          15,640             12,213                11,128
      8/31/1999          17,150             12,153                11,488
      9/30/1999          15,860             11,820                10,549
     10/31/1999          16,190             12,568                11,708
     11/30/1999          17,922             12,823                11,775
     12/31/1999          23,215             13,578                10,721
      1/31/2000          27,174             12,896                11,348
      2/29/2000          39,483             12,652                10,156
      3/31/2000          28,948             13,890                10,704
      4/30/2000          24,859             13,472                11,545
      5/31/2000          23,937             13,195                12,168
      6/30/2000          32,126             13,521                13,178
      7/31/2000          29,369             13,309                12,431
      8/31/2000          36,155             14,136                12,494
      9/30/2000          34,822             13,390                13,113
     10/31/2000          32,838             13,333                13,585
     11/30/2000          28,227             12,282                14,147
     12/31/2000          29,861             12,342                14,531
      1/31/2001          28,237             12,780                13,334
      2/28/2001          26,693             11,615                13,349
      3/31/2001          21,711             10,879                12,350
      4/30/2001          24,839             11,724                12,678
      5/31/2001          26,302             11,803                12,809
      6/30/2001          27,014             11,516                12,213
      7/31/2001          23,947             11,402                12,859
      8/31/2001          24,197             10,688                12,380
      9/30/2001          20,929              9,825                12,558
     10/31/2001          24,067             10,013                12,486
     11/30/2001          26,262             10,781                13,076
     12/31/2001          24,839             10,875                12,650
      1/31/2002          21,250             10,716                12,520
      2/28/2002          20,208             10,510                12,551
      3/31/2002          20,909             10,905                12,570
      4/30/2002          17,632             10,244                11,782
      5/31/2002          15,797             10,168                11,538
      6/30/2002          13,903              9,444                10,472
      7/31/2002          14,073              8,708                10,244
      8/31/2002          13,482              8,765                10,353
      9/30/2002          12,921              7,812                 9,680
     10/31/2002          14,083              8,500                10,249
     11/30/2002          15,136              9,000                10,508
     12/31/2002          13,522              8,472                10,124
      1/31/2003          13,221              8,250                10,073
      2/28/2003          13,011              8,126                 9,878
      3/31/2003          13,783              8,205                10,210
      4/30/2003          15,246              8,881                10,556
      5/31/2003          17,972              9,349                10,733
      6/30/2003          17,491              9,468                11,188
      7/31/2003          19,115              9,635                11,016
      8/31/2003          18,804              9,823                10,591
      9/30/2003          18,794              9,718                10,625
     10/31/2003          18,814             10,268                10,695
     11/30/2003          19,025             10,359                10,850
     12/31/2003          19,797             10,902                11,471
      1/31/2004          20,799             11,102                11,783
      2/29/2004          20,909             11,256                11,864
      3/31/2004          20,609             11,086                11,369
      4/30/2004          20,849             10,912                11,717
      5/31/2004          20,308             11,062                11,676
      6/30/2004          20,238             11,277                11,635
      7/31/2004          18,203             10,904                11,005
      8/31/2004          18,293             10,948                11,176
      9/30/2004          19,155             11,067                10,967
     10/31/2004          18,414             11,236                10,724
     11/30/2004          19,145             11,690                10,888
     12/31/2004          20,168             12,088                11,498
      1/31/2005          19,115             11,793                11,126
      2/28/2005          18,393             12,042                11,448
      3/31/2005          17,632             11,828                11,382
      4/30/2005          18,013             11,604                11,764
      5/31/2005          18,825             11,973                11,859
      6/30/2005          19,045             11,990                11,808
      7/31/2005          20,919             12,436                12,076
      8/31/2005          21,601             12,323                12,009
      9/30/2005          21,691             12,422                11,934
     10/31/2005          21,200             12,215                11,573
     11/30/2005          22,233             12,677                11,663
     12/31/2005          22,533             12,682                12,056
      1/31/2006          23,205             13,018                12,226
      2/28/2006          24,257             13,053                12,320
      3/31/2006          23,506             13,215                12,160

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

-----------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS                C-CLASS
                                  (04/01/98)                 (04/01/98)             (09/01/04)             (03/30/01)
-----------------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    FIVE     SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR    YEAR  INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND         33.31%   1.60%   11.28%    32.70%   1.10%   10.67%    32.90%   15.64%    32.01%   0.56%    0.56%
S&P 500 INDEX              11.73%   3.97%    3.55%    11.73%   3.97%    3.55%    11.73%   12.54%    11.73%   3.97%    3.97%
S&P 500 HEALTH CARE INDEX   8.45%   1.13%    3.82%     8.45%   1.13%    3.82%     8.45%    6.92%     8.45%   1.13%    1.13%
-----------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                            BIOTECHNOLOGY FUND
                                            ------------------
Biotechnology                                      100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 1, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Amgen, Inc.                                         9.5%
Genentech, Inc.                                     9.4%
Gilead Sciences, Inc.                               6.0%
Celgene Corp.                                       4.7%
Biogen Idec, Inc.                                   4.2%
Genzyme Corp.                                       4.2%
Medimmune, Inc.                                     3.2%
Chiron Corp.                                        3.1%
Amylin Pharmaceuticals, Inc.                        2.8%
Applera Corp. - Applied Biosystems Group            2.4%
--------------------------------------------------------
Top Ten Total                                      49.5%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

COMMODITIES FUND

OBJECTIVE: Seeks long-term capital appreciation through an investment in commodity-linked instruments and seeks 100% (but at all times at least 80%) exposure to the performance of the commodities market.

INCEPTION: May 25, 2005

Rydex Commodities Fund commenced operations on May 25, 2005. During the period ended March 31, 2006, the commodities market performed strongly, with the Goldman Sachs Commodities Index (GSCI) gaining 13.45%. Much of the performance can be attributed to the strength of the energy segment, which typically represents approximately 75% of the fund's exposure. Crude oil was particularly strong, rising roughly 30% from $51 per barrel to nearly $67 per barrel. Natural gas, another important component, rallied strongly into mid-December on winter demand, but gave back nearly all of its gains by the end of Q1 2006. Rydex Commodities Fund H-Class gained 9.16% during the reporting period.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      COMMODITIES                              GOLDMAN SACHS
        DATE          FUND C-CLASS       S&P 500 INDEX        COMMODITY INDEX
     ----------       ------------       -------------        ---------------
      5/25/2005          10,000             10,000                10,000
      5/26/2005           9,972             10,065                10,005
      5/27/2005          10,088             10,076                10,089
      5/28/2005          10,088             10,076                10,089
      5/29/2005          10,088             10,076                10,089
      5/30/2005          10,088             10,076                10,089
      5/31/2005          10,076             10,015                10,091
       6/1/2005          10,464             10,109                10,497
       6/2/2005          10,360             10,126                10,400
       6/3/2005          10,592             10,056                10,617
       6/4/2005          10,592             10,056                10,617
       6/5/2005          10,592             10,056                10,617
       6/6/2005          10,616             10,069                10,637
       6/7/2005          10,496             10,068                10,547
       6/8/2005          10,308             10,048                10,374
       6/9/2005          10,560             10,101                10,606
      6/10/2005          10,440             10,077                10,481
      6/11/2005          10,440             10,077                10,481
      6/12/2005          10,440             10,077                10,481
      6/13/2005          10,696             10,103                10,753
      6/14/2005          10,576             10,129                10,668
      6/15/2005          10,648             10,152                10,746
      6/16/2005          10,776             10,188                10,882
      6/17/2005          11,016             10,239                11,109
      6/18/2005          11,016             10,239                11,109
      6/19/2005          11,016             10,239                11,109
      6/20/2005          11,092             10,232                11,209
      6/21/2005          10,944             10,211                11,063
      6/22/2005          10,868             10,213                10,953
      6/23/2005          11,016             10,105                11,120
      6/24/2005          11,044             10,028                11,145
      6/25/2005          11,044             10,028                11,145
      6/26/2005          11,044             10,028                11,145
      6/27/2005          11,076             10,020                11,193
      6/28/2005          10,780             10,114                10,882
      6/29/2005          10,668             10,101                10,763
      6/30/2005          10,552             10,029                10,677
       7/1/2005          10,840             10,056                10,988
       7/2/2005          10,840             10,056                10,988
       7/3/2005          10,840             10,056                10,988
       7/4/2005          10,840             10,056                10,988
       7/5/2005          11,096             10,145                11,189
       7/6/2005          11,336             10,063                11,473
       7/7/2005          11,232             10,088                11,382
       7/8/2005          11,096             10,206                11,221
       7/9/2005          11,096             10,206                11,221
      7/10/2005          11,096             10,206                11,221
      7/11/2005          11,000             10,270                11,115
      7/12/2005          11,204             10,294                11,377
      7/13/2005          11,152             10,304                11,305
      7/14/2005          10,896             10,331                11,042
      7/15/2005          10,924             10,343                11,104
      7/16/2005          10,924             10,343                11,104
      7/17/2005          10,924             10,343                11,104
      7/18/2005          10,780             10,286                10,980
      7/19/2005          10,828             10,355                10,965
      7/20/2005          10,720             10,406                10,881
      7/21/2005          10,580             10,337                10,742
      7/22/2005          10,748             10,393                10,933
      7/23/2005          10,748             10,393                10,933
      7/24/2005          10,748             10,393                10,933
      7/25/2005          10,788             10,354                10,952
      7/26/2005          10,804             10,372                11,008
      7/27/2005          10,828             10,421                11,040
      7/28/2005          10,980             10,482                11,164
      7/29/2005          11,060             10,402                11,267
      7/30/2005          11,060             10,402                11,267
      7/31/2005          11,060             10,402                11,267
       8/1/2005          11,260             10,412                11,448
       8/2/2005          11,308             10,486                11,544
       8/3/2005          11,192             10,496                11,408
       8/4/2005          11,296             10,419                11,495
       8/5/2005          11,420             10,339                11,612
       8/6/2005          11,420             10,339                11,612
       8/7/2005          11,420             10,339                11,612
       8/8/2005          11,584             10,312                11,809
       8/9/2005          11,496             10,382                11,687
      8/10/2005          11,792             10,367                12,000
      8/11/2005          11,976             10,442                12,190
      8/12/2005          12,064             10,379                12,275
      8/13/2005          12,064             10,379                12,275
      8/14/2005          12,064             10,379                12,275
      8/15/2005          11,952             10,410                12,190
      8/16/2005          11,968             10,288                12,203
      8/17/2005          11,564             10,298                11,811
      8/18/2005          11,500             10,288                11,715
      8/19/2005          11,768             10,295                11,877
      8/20/2005          11,768             10,295                11,877
      8/21/2005          11,768             10,295                11,877
      8/22/2005          11,760             10,312                12,044
      8/23/2005          11,820             10,277                12,062
      8/24/2005          12,064             10,210                12,293
      8/25/2005          12,052             10,234                12,296
      8/26/2005          11,924             10,173                12,151
      8/27/2005          11,924             10,173                12,151
      8/28/2005          11,924             10,173                12,151
      8/29/2005          12,292             10,235                12,513
      8/30/2005          12,776             10,203                13,041
      8/31/2005          12,644             10,307                12,970
       9/1/2005          13,020             10,318                13,256
       9/2/2005          12,600             10,288                12,885
       9/3/2005          12,600             10,288                12,885
       9/4/2005          12,600             10,288                12,885
       9/5/2005          12,600             10,288                12,885
       9/6/2005          12,364             10,418                12,720
       9/7/2005          12,124             10,445                12,384
       9/8/2005          12,176             10,406                12,379
       9/9/2005          12,028             10,488                12,290
      9/10/2005          12,028             10,488                12,290
      9/11/2005          12,028             10,488                12,290
      9/12/2005          11,760             10,481                12,080
      9/13/2005          11,776             10,405                12,050
      9/14/2005          12,096             10,371                12,347
      9/15/2005          12,008             10,376                12,293
      9/16/2005          11,724             10,462                12,010
      9/17/2005          11,724             10,462                12,010
      9/18/2005          11,724             10,462                12,010
      9/19/2005          12,524             10,404                12,825
      9/20/2005          12,308             10,322                12,621
      9/21/2005          12,512             10,229                12,736
      9/22/2005          12,440             10,268                12,790
      9/23/2005          12,112             10,274                12,441
      9/24/2005          12,112             10,274                12,441
      9/25/2005          12,112             10,274                12,441
      9/26/2005          12,468             10,277                12,751
      9/27/2005          12,364             10,277                12,720
      9/28/2005          12,724             10,289                13,071
      9/29/2005          12,728             10,381                13,084
      9/30/2005          12,648             10,391                12,972
      10/1/2005          12,648             10,391                12,972
      10/2/2005          12,648             10,391                12,972
      10/3/2005          12,568             10,373                12,905
      10/4/2005          12,392             10,271                12,733
      10/5/2005          12,220             10,121                12,575
      10/6/2005          11,904             10,080                12,238
      10/7/2005          11,932             10,117                12,265
      10/8/2005          11,932             10,117                12,265
      10/9/2005          11,932             10,117                12,265
     10/10/2005          11,956             10,045                12,224
     10/11/2005          12,216             10,025                12,496
     10/12/2005          12,172              9,965                12,548
     10/13/2005          12,000              9,958                12,356
     10/14/2005          11,888             10,040                12,238
     10/15/2005          11,888             10,040                12,238
     10/16/2005          11,888             10,040                12,238
     10/17/2005          12,140             10,070                12,521
     10/18/2005          11,884              9,969                12,263
     10/19/2005          11,776             10,119                12,148
     10/20/2005          11,516              9,967                11,885
     10/21/2005          11,576              9,983                11,916
     10/22/2005          11,576              9,983                11,916
     10/23/2005          11,576              9,983                11,916
     10/24/2005          11,428             10,150                11,839
     10/25/2005          11,948             10,126                12,318
     10/26/2005          11,704             10,083                12,063
     10/27/2005          11,648              9,979                12,031
     10/28/2005          11,608             10,145                11,962
     10/29/2005          11,608             10,145                11,962
     10/30/2005          11,608             10,145                11,962
     10/31/2005          11,280             10,217                11,633
      11/1/2005          11,244             10,181                11,584
      11/2/2005          11,132             10,284                11,514
      11/3/2005          11,412             10,332                11,773
      11/4/2005          11,264             10,333                11,609
      11/5/2005          11,264             10,333                11,609
      11/6/2005          11,264             10,333                11,609
      11/7/2005          11,176             10,357                11,535
      11/8/2005          11,160             10,326                11,540
      11/9/2005          11,092             10,344                11,467
     11/10/2005          10,876             10,433                11,262
     11/11/2005          10,932             10,465                11,282
     11/12/2005          10,932             10,465                11,282
     11/13/2005          10,932             10,465                11,282
     11/14/2005          10,976             10,458                11,300
     11/15/2005          10,836             10,418                11,181
     11/16/2005          10,996             10,439                11,379
     11/17/2005          10,876             10,538                11,204
     11/18/2005          10,780             10,585                11,115
     11/19/2005          10,780             10,585                11,115
     11/20/2005          10,780             10,585                11,115
     11/21/2005          10,820             10,641                11,145
     11/22/2005          10,952             10,696                11,288
     11/23/2005          10,852             10,734                11,220
     11/24/2005          10,852             10,734                11,220
     11/25/2005          10,840             10,756                11,230
     11/26/2005          10,840             10,756                11,230
     11/27/2005          10,840             10,756                11,230
     11/28/2005          10,680             10,666                11,059
     11/29/2005          10,608             10,668                10,964
     11/30/2005          10,840             10,604                11,185
      12/1/2005          11,068             10,733                11,442
      12/2/2005          11,296             10,736                11,680
      12/3/2005          11,296             10,736                11,680
      12/4/2005          11,296             10,736                11,680
      12/5/2005          11,356             10,711                11,736
      12/6/2005          11,324             10,725                11,668
      12/7/2005          11,284             10,674                11,617
      12/8/2005          11,632             10,662                11,985
      12/9/2005          11,364             10,692                11,756
     12/10/2005          11,364             10,692                11,756
     12/11/2005          11,364             10,692                11,756
     12/12/2005          11,644             10,701                12,037
     12/13/2005          11,756             10,761                12,172
     12/14/2005          11,616             10,807                12,024
     12/15/2005          11,396             10,792                11,798
     12/16/2005          11,128             10,762                11,554
     12/17/2005          11,128             10,762                11,554
     12/18/2005          11,128             10,762                11,554
     12/19/2005          11,124             10,699                11,494
     12/20/2005          11,104             10,697                11,506
     12/21/2005          11,216             10,724                11,594
     12/22/2005          11,024             10,772                11,415
     12/23/2005          10,912             10,778                11,330
     12/24/2005          10,912             10,778                11,330
     12/25/2005          10,912             10,778                11,330
     12/26/2005          10,912             10,778                11,330
     12/27/2005          10,696             10,675                11,110
     12/28/2005          11,016             10,691                11,371
     12/29/2005          10,984             10,660                11,383
     12/30/2005          11,100             10,607                11,506
     12/31/2005          11,100             10,607                11,506
       1/1/2006          11,100             10,607                11,506
       1/2/2006          11,100             10,607                11,506
       1/3/2006          11,268             10,782                11,683
       1/4/2006          11,312             10,824                11,695
       1/5/2006          11,120             10,824                11,524
       1/6/2006          11,284             10,928                11,680
       1/7/2006          11,284             10,928                11,680
       1/8/2006          11,284             10,928                11,680
       1/9/2006          11,132             10,968                11,542
      1/10/2006          11,088             10,965                11,493
      1/11/2006          11,092             11,004                11,483
      1/12/2006          11,072             10,935                11,454
      1/13/2006          11,056             10,949                11,464
      1/14/2006          11,056             10,949                11,464
      1/15/2006          11,056             10,949                11,464
      1/16/2006          11,056             10,949                11,464
      1/17/2006          11,412             10,909                11,772
      1/18/2006          11,228             10,868                11,637
      1/19/2006          11,384             10,928                11,789
      1/20/2006          11,632             10,728                12,008
      1/21/2006          11,632             10,728                12,008
      1/22/2006          11,632             10,728                12,008
      1/23/2006          11,472             10,748                11,902
      1/24/2006          11,356             10,774                11,813
      1/25/2006          11,200             10,756                11,657
      1/26/2006          11,276             10,834                11,686
      1/27/2006          11,460             10,919                11,870
      1/28/2006          11,460             10,919                11,870
      1/29/2006          11,460             10,919                11,870
      1/30/2006          11,656             10,932                12,076
      1/31/2006          11,564             10,888                12,005
       2/1/2006          11,260             10,910                11,780
       2/2/2006          11,132             10,814                11,541
       2/3/2006          11,224             10,757                11,660
       2/4/2006          11,224             10,757                11,660
       2/5/2006          11,224             10,757                11,660
       2/6/2006          11,112             10,765                11,539
       2/7/2006          10,780             10,679                11,261
       2/8/2006          10,728             10,776                11,161
       2/9/2006          10,716             10,760                11,121
      2/10/2006          10,504             10,788                10,945
      2/11/2006          10,504             10,788                10,945
      2/12/2006          10,504             10,788                10,945
      2/13/2006          10,392             10,754                10,839
      2/14/2006          10,244             10,863                10,677
      2/15/2006          10,076             10,904                10,505
      2/16/2006          10,204             10,985                10,610
      2/17/2006          10,364             10,967                10,785
      2/18/2006          10,364             10,967                10,785
      2/19/2006          10,364             10,967                10,785
      2/20/2006          10,364             10,967                10,785
      2/21/2006          10,588             10,931                10,970
      2/22/2006          10,368             11,014                10,782
      2/23/2006          10,392             10,975                10,770
      2/24/2006          10,588             10,991                10,996
      2/25/2006          10,588             10,991                10,996
      2/26/2006          10,588             10,991                10,996
      2/27/2006          10,264             11,033                10,690
      2/28/2006          10,392             10,918                10,792
       3/1/2006          10,476             11,011                10,858
       3/2/2006          10,700             10,993                11,064
       3/3/2006          10,736             10,977                11,155
       3/4/2006          10,736             10,977                11,155
       3/5/2006          10,736             10,977                11,155
       3/6/2006          10,428             10,901                10,910
       3/7/2006          10,296             10,881                10,761
       3/8/2006          10,184             10,907                10,607
       3/9/2006          10,304             10,854                10,703
      3/10/2006          10,228             10,933                10,647
      3/11/2006          10,228             10,933                10,647
      3/12/2006          10,228             10,933                10,647
      3/13/2006          10,444             10,958                10,883
      3/14/2006          10,660             11,072                11,111
      3/15/2006          10,520             11,120                10,984
      3/16/2006          10,668             11,140                11,103
      3/17/2006          10,584             11,157                11,016
      3/18/2006          10,584             11,157                11,016
      3/19/2006          10,584             11,157                11,016
      3/20/2006          10,324             11,138                10,754
      3/21/2006          10,388             11,071                10,827
      3/22/2006          10,320             11,138                10,738
      3/23/2006          10,620             11,110                11,018
      3/24/2006          10,656             11,121                11,066
      3/25/2006          10,656             11,121                11,066
      3/26/2006          10,656             11,121                11,066
      3/27/2006          10,620             11,109                11,066
      3/28/2006          10,828             11,038                11,223
      3/29/2006          10,940             11,122                11,346
      3/30/2006          11,052             11,100                11,469
      3/31/2006          10,840             11,054                11,345

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      COMMODITIES                              GOLDMAN SACHS
        DATE          FUND H-CLASS       S&P 500 INDEX        COMMODITY INDEX
     ----------       ------------       -------------        ---------------
      5/25/2005          10,000             10,000                10,000
      5/26/2005           9,972             10,065                10,005
      5/27/2005          10,088             10,076                10,089
      5/28/2005          10,088             10,076                10,089
      5/29/2005          10,088             10,076                10,089
      5/30/2005          10,088             10,076                10,089
      5/31/2005          10,080             10,015                10,091
       6/1/2005          10,464             10,109                10,497
       6/2/2005          10,364             10,126                10,400
       6/3/2005          10,596             10,056                10,617
       6/4/2005          10,596             10,056                10,617
       6/5/2005          10,596             10,056                10,617
       6/6/2005          10,620             10,069                10,637
       6/7/2005          10,500             10,068                10,547
       6/8/2005          10,312             10,048                10,374
       6/9/2005          10,564             10,101                10,606
      6/10/2005          10,444             10,077                10,481
      6/11/2005          10,444             10,077                10,481
      6/12/2005          10,444             10,077                10,481
      6/13/2005          10,700             10,103                10,753
      6/14/2005          10,580             10,129                10,668
      6/15/2005          10,656             10,152                10,746
      6/16/2005          10,784             10,188                10,882
      6/17/2005          11,024             10,239                11,109
      6/18/2005          11,024             10,239                11,109
      6/19/2005          11,024             10,239                11,109
      6/20/2005          11,100             10,232                11,209
      6/21/2005          10,956             10,211                11,063
      6/22/2005          10,876             10,213                10,953
      6/23/2005          11,028             10,105                11,120
      6/24/2005          11,052             10,028                11,145
      6/25/2005          11,052             10,028                11,145
      6/26/2005          11,052             10,028                11,145
      6/27/2005          11,088             10,020                11,193
      6/28/2005          10,788             10,114                10,882
      6/29/2005          10,680             10,101                10,763
      6/30/2005          10,564             10,029                10,677
       7/1/2005          10,852             10,056                10,988
       7/2/2005          10,852             10,056                10,988
       7/3/2005          10,852             10,056                10,988
       7/4/2005          10,852             10,056                10,988
       7/5/2005          11,108             10,145                11,189
       7/6/2005          11,348             10,063                11,473
       7/7/2005          11,244             10,088                11,382
       7/8/2005          11,108             10,206                11,221
       7/9/2005          11,108             10,206                11,221
      7/10/2005          11,108             10,206                11,221
      7/11/2005          11,012             10,270                11,115
      7/12/2005          11,216             10,294                11,377
      7/13/2005          11,164             10,304                11,305
      7/14/2005          10,908             10,331                11,042
      7/15/2005          10,940             10,343                11,104
      7/16/2005          10,940             10,343                11,104
      7/17/2005          10,940             10,343                11,104
      7/18/2005          10,796             10,286                10,980
      7/19/2005          10,840             10,355                10,965
      7/20/2005          10,736             10,406                10,881
      7/21/2005          10,592             10,337                10,742
      7/22/2005          10,764             10,393                10,933
      7/23/2005          10,764             10,393                10,933
      7/24/2005          10,764             10,393                10,933
      7/25/2005          10,804             10,354                10,952
      7/26/2005          10,816             10,372                11,008
      7/27/2005          10,844             10,421                11,040
      7/28/2005          10,996             10,482                11,164
      7/29/2005          11,076             10,402                11,267
      7/30/2005          11,076             10,402                11,267
      7/31/2005          11,076             10,402                11,267
       8/1/2005          11,276             10,412                11,448
       8/2/2005          11,324             10,486                11,544
       8/3/2005          11,208             10,496                11,408
       8/4/2005          11,312             10,419                11,495
       8/5/2005          11,436             10,339                11,612
       8/6/2005          11,436             10,339                11,612
       8/7/2005          11,436             10,339                11,612
       8/8/2005          11,600             10,312                11,809
       8/9/2005          11,516             10,382                11,687
      8/10/2005          11,812             10,367                12,000
      8/11/2005          11,996             10,442                12,190
      8/12/2005          12,084             10,379                12,275
      8/13/2005          12,084             10,379                12,275
      8/14/2005          12,084             10,379                12,275
      8/15/2005          11,972             10,410                12,190
      8/16/2005          11,988             10,288                12,203
      8/17/2005          11,584             10,298                11,811
      8/18/2005          11,520             10,288                11,715
      8/19/2005          11,792             10,295                11,877
      8/20/2005          11,792             10,295                11,877
      8/21/2005          11,792             10,295                11,877
      8/22/2005          11,780             10,312                12,044
      8/23/2005          11,844             10,277                12,062
      8/24/2005          12,088             10,210                12,293
      8/25/2005          12,076             10,234                12,296
      8/26/2005          11,948             10,173                12,151
      8/27/2005          11,948             10,173                12,151
      8/28/2005          11,948             10,173                12,151
      8/29/2005          12,316             10,235                12,513
      8/30/2005          12,804             10,203                13,041
      8/31/2005          12,668             10,307                12,970
       9/1/2005          13,048             10,318                13,256
       9/2/2005          12,628             10,288                12,885
       9/3/2005          12,628             10,288                12,885
       9/4/2005          12,628             10,288                12,885
       9/5/2005          12,628             10,288                12,885
       9/6/2005          12,392             10,418                12,720
       9/7/2005          12,152             10,445                12,384
       9/8/2005          12,204             10,406                12,379
       9/9/2005          12,056             10,488                12,290
      9/10/2005          12,056             10,488                12,290
      9/11/2005          12,056             10,488                12,290
      9/12/2005          11,788             10,481                12,080
      9/13/2005          11,800             10,405                12,050
      9/14/2005          12,124             10,371                12,347
      9/15/2005          12,040             10,376                12,293
      9/16/2005          11,752             10,462                12,010
      9/17/2005          11,752             10,462                12,010
      9/18/2005          11,752             10,462                12,010
      9/19/2005          12,556             10,404                12,825
      9/20/2005          12,340             10,322                12,621
      9/21/2005          12,540             10,229                12,736
      9/22/2005          12,476             10,268                12,790
      9/23/2005          12,148             10,274                12,441
      9/24/2005          12,148             10,274                12,441
      9/25/2005          12,148             10,274                12,441
      9/26/2005          12,504             10,277                12,751
      9/27/2005          12,396             10,277                12,720
      9/28/2005          12,760             10,289                13,071
      9/29/2005          12,764             10,381                13,084
      9/30/2005          12,684             10,391                12,972
      10/1/2005          12,684             10,391                12,972
      10/2/2005          12,684             10,391                12,972
      10/3/2005          12,604             10,373                12,905
      10/4/2005          12,428             10,271                12,733
      10/5/2005          12,256             10,121                12,575
      10/6/2005          11,940             10,080                12,238
      10/7/2005          11,968             10,117                12,265
      10/8/2005          11,968             10,117                12,265
      10/9/2005          11,968             10,117                12,265
     10/10/2005          11,992             10,045                12,224
     10/11/2005          12,252             10,025                12,496
     10/12/2005          12,208              9,965                12,548
     10/13/2005          12,040              9,958                12,356
     10/14/2005          11,928             10,040                12,238
     10/15/2005          11,928             10,040                12,238
     10/16/2005          11,928             10,040                12,238
     10/17/2005          12,180             10,070                12,521
     10/18/2005          11,916              9,969                12,263
     10/19/2005          11,808             10,119                12,148
     10/20/2005          11,552              9,967                11,885
     10/21/2005          11,612              9,983                11,916
     10/22/2005          11,612              9,983                11,916
     10/23/2005          11,612              9,983                11,916
     10/24/2005          11,460             10,150                11,839
     10/25/2005          11,984             10,126                12,318
     10/26/2005          11,740             10,083                12,063
     10/27/2005          11,684              9,979                12,031
     10/28/2005          11,644             10,145                11,962
     10/29/2005          11,644             10,145                11,962
     10/30/2005          11,644             10,145                11,962
     10/31/2005          11,316             10,217                11,633
      11/1/2005          11,288             10,181                11,584
      11/2/2005          11,172             10,284                11,514
      11/3/2005          11,456             10,332                11,773
      11/4/2005          11,304             10,333                11,609
      11/5/2005          11,304             10,333                11,609
      11/6/2005          11,304             10,333                11,609
      11/7/2005          11,216             10,357                11,535
      11/8/2005          11,200             10,326                11,540
      11/9/2005          11,132             10,344                11,467
     11/10/2005          10,916             10,433                11,262
     11/11/2005          10,972             10,465                11,282
     11/12/2005          10,972             10,465                11,282
     11/13/2005          10,972             10,465                11,282
     11/14/2005          11,016             10,458                11,300
     11/15/2005          10,876             10,418                11,181
     11/16/2005          11,036             10,439                11,379
     11/17/2005          10,916             10,538                11,204
     11/18/2005          10,824             10,585                11,115
     11/19/2005          10,824             10,585                11,115
     11/20/2005          10,824             10,585                11,115
     11/21/2005          10,864             10,641                11,145
     11/22/2005          10,996             10,696                11,288
     11/23/2005          10,896             10,734                11,220
     11/24/2005          10,896             10,734                11,220
     11/25/2005          10,884             10,756                11,230
     11/26/2005          10,884             10,756                11,230
     11/27/2005          10,884             10,756                11,230
     11/28/2005          10,724             10,666                11,059
     11/29/2005          10,652             10,668                10,964
     11/30/2005          10,884             10,604                11,185
      12/1/2005          11,112             10,733                11,442
      12/2/2005          11,344             10,736                11,680
      12/3/2005          11,344             10,736                11,680
      12/4/2005          11,344             10,736                11,680
      12/5/2005          11,404             10,711                11,736
      12/6/2005          11,372             10,725                11,668
      12/7/2005          11,332             10,674                11,617
      12/8/2005          11,680             10,662                11,985
      12/9/2005          11,412             10,692                11,756
     12/10/2005          11,412             10,692                11,756
     12/11/2005          11,412             10,692                11,756
     12/12/2005          11,692             10,701                12,037
     12/13/2005          11,808             10,761                12,172
     12/14/2005          11,668             10,807                12,024
     12/15/2005          11,448             10,792                11,798
     12/16/2005          11,180             10,762                11,554
     12/17/2005          11,180             10,762                11,554
     12/18/2005          11,180             10,762                11,554
     12/19/2005          11,176             10,699                11,494
     12/20/2005          11,156             10,697                11,506
     12/21/2005          11,264             10,724                11,594
     12/22/2005          11,076             10,772                11,415
     12/23/2005          10,964             10,778                11,330
     12/24/2005          10,964             10,778                11,330
     12/25/2005          10,964             10,778                11,330
     12/26/2005          10,964             10,778                11,330
     12/27/2005          10,748             10,675                11,110
     12/28/2005          11,068             10,691                11,371
     12/29/2005          11,036             10,660                11,383
     12/30/2005          11,156             10,607                11,506
     12/31/2005          11,156             10,607                11,506
       1/1/2006          11,156             10,607                11,506
       1/2/2006          11,156             10,607                11,506
       1/3/2006          11,324             10,782                11,683
       1/4/2006          11,368             10,824                11,695
       1/5/2006          11,172             10,824                11,524
       1/6/2006          11,336             10,928                11,680
       1/7/2006          11,336             10,928                11,680
       1/8/2006          11,336             10,928                11,680
       1/9/2006          11,184             10,968                11,542
      1/10/2006          11,144             10,965                11,493
      1/11/2006          11,148             11,004                11,483
      1/12/2006          11,128             10,935                11,454
      1/13/2006          11,116             10,949                11,464
      1/14/2006          11,116             10,949                11,464
      1/15/2006          11,116             10,949                11,464
      1/16/2006          11,116             10,949                11,464
      1/17/2006          11,468             10,909                11,772
      1/18/2006          11,284             10,868                11,637
      1/19/2006          11,444             10,928                11,789
      1/20/2006          11,692             10,728                12,008
      1/21/2006          11,692             10,728                12,008
      1/22/2006          11,692             10,728                12,008
      1/23/2006          11,536             10,748                11,902
      1/24/2006          11,416             10,774                11,813
      1/25/2006          11,260             10,756                11,657
      1/26/2006          11,336             10,834                11,686
      1/27/2006          11,524             10,919                11,870
      1/28/2006          11,524             10,919                11,870
      1/29/2006          11,524             10,919                11,870
      1/30/2006          11,720             10,932                12,076
      1/31/2006          11,628             10,888                12,005
       2/1/2006          11,320             10,910                11,780
       2/2/2006          11,192             10,814                11,541
       2/3/2006          11,284             10,757                11,660
       2/4/2006          11,284             10,757                11,660
       2/5/2006          11,284             10,757                11,660
       2/6/2006          11,172             10,765                11,539
       2/7/2006          10,840             10,679                11,261
       2/8/2006          10,788             10,776                11,161
       2/9/2006          10,780             10,760                11,121
      2/10/2006          10,568             10,788                10,945
      2/11/2006          10,568             10,788                10,945
      2/12/2006          10,568             10,788                10,945
      2/13/2006          10,452             10,754                10,839
      2/14/2006          10,300             10,863                10,677
      2/15/2006          10,132             10,904                10,505
      2/16/2006          10,264             10,985                10,610
      2/17/2006          10,424             10,967                10,785
      2/18/2006          10,424             10,967                10,785
      2/19/2006          10,424             10,967                10,785
      2/20/2006          10,424             10,967                10,785
      2/21/2006          10,652             10,931                10,970
      2/22/2006          10,432             11,014                10,782
      2/23/2006          10,452             10,975                10,770
      2/24/2006          10,652             10,991                10,996
      2/25/2006          10,652             10,991                10,996
      2/26/2006          10,652             10,991                10,996
      2/27/2006          10,324             11,033                10,690
      2/28/2006          10,456             10,918                10,792
       3/1/2006          10,540             11,011                10,858
       3/2/2006          10,768             10,993                11,064
       3/3/2006          10,800             10,977                11,155
       3/4/2006          10,800             10,977                11,155
       3/5/2006          10,800             10,977                11,155
       3/6/2006          10,492             10,901                10,910
       3/7/2006          10,360             10,881                10,761
       3/8/2006          10,248             10,907                10,607
       3/9/2006          10,368             10,854                10,703
      3/10/2006          10,292             10,933                10,647
      3/11/2006          10,292             10,933                10,647
      3/12/2006          10,292             10,933                10,647
      3/13/2006          10,512             10,958                10,883
      3/14/2006          10,728             11,072                11,111
      3/15/2006          10,588             11,120                10,984
      3/16/2006          10,736             11,140                11,103
      3/17/2006          10,652             11,157                11,016
      3/18/2006          10,652             11,157                11,016
      3/19/2006          10,652             11,157                11,016
      3/20/2006          10,392             11,138                10,754
      3/21/2006          10,456             11,071                10,827
      3/22/2006          10,388             11,138                10,738
      3/23/2006          10,692             11,110                11,018
      3/24/2006          10,724             11,121                11,066
      3/25/2006          10,724             11,121                11,066
      3/26/2006          10,724             11,121                11,066
      3/27/2006          10,692             11,109                11,066
      3/28/2006          10,896             11,038                11,223
      3/29/2006          11,012             11,122                11,346
      3/30/2006          11,128             11,100                11,469
      3/31/2006          10,916             11,054                11,345

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

--------------------------------------------------------------------------------
                                      A-CLASS          C-CLASS         H-CLASS
                                     (05/25/05)       (05/25/05)      (05/25/05)
--------------------------------------------------------------------------------
                                       SINCE            SINCE           SINCE
                                     INCEPTION        INCEPTION       INCEPTION
--------------------------------------------------------------------------------
COMMODITIES FUND                        9.16%            8.40%           9.16%
S&P 500 INDEX                          10.54%           10.54%          10.54%
GOLDMAN SACHS COMMODITY INDEX          13.45%           13.45%          13.45%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE GOLDMAN SACHS COMMODITY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        COMMODITIES FUND
                                        ----------------
Commodity Index Swap Agreements                104%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                     May 25, 2005
C-Class                                     May 25, 2005
H-Class                                     May 25, 2005

The Fund invests principally in derivative instruments, such as commodity index swap agreements, futures contracts, and options on index futures.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INCEPTION: July 6, 1998

The broader market S&P 500 Index beat the performance of this sector fund by a wide margin of over 8% in the past 12 months. Retailing and tobacco segments outperformed the S&P 500 Index in the last 12 months. This Fund narrowed the performance gap with S&P 500 during the recent quarter. Food and staple retailing, food products, personal products and beverages performed better than the S&P 500 in the most recent quarter. Household products and tobacco fared poorly in the first three months of the year. Valuations are attractive, but growth is expected to be slow for this sector. It is a defensive sector and will perform well if markets become volatile. Rydex Consumer Products Fund Investor Class brought in a 3.13% return for the one year period ending March 31, 2006.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        CONSUMER
                     PRODUCTS FUND                           S&P 500 CONSUMER
        DATE            C-CLASS          S&P 500 INDEX        STAPLES INDEX*
     ----------      -------------       -------------       ----------------
      7/24/2001          10,000             10,000                10,000
      7/31/2001          10,179             10,339                10,173
      8/31/2001          10,481              9,692                10,585
      9/30/2001          10,193              8,909                10,368
     10/31/2001          10,220              9,079                10,303
     11/30/2001          10,533              9,776                10,526
     12/31/2001          10,602              9,861                10,578
      1/31/2002          10,685              9,717                10,689
      2/28/2002          11,085              9,530                11,115
      3/31/2002          11,457              9,888                11,479
      4/30/2002          11,595              9,289                11,692
      5/31/2002          11,692              9,220                11,788
      6/30/2002          11,044              8,564                11,069
      7/31/2002          10,520              7,896                10,557
      8/31/2002          10,644              7,948                10,658
      9/30/2002           9,761              7,084                 9,859
     10/31/2002          10,313              7,708                10,197
     11/30/2002          10,305              8,161                 9,889
     12/31/2002          10,124              7,682                 9,911
      1/31/2003           9,764              7,481                 9,547
      2/28/2003           9,473              7,368                 9,270
      3/31/2003           9,486              7,440                 9,215
      4/30/2003          10,004              8,053                 9,482
      5/31/2003          10,735              8,477                 9,928
      6/30/2003          10,901              8,585                10,001
      7/31/2003          10,915              8,737                 9,931
      8/31/2003          11,132              8,907                10,122
      9/30/2003          11,206              8,812                10,073
     10/31/2003          11,641              9,311                10,560
     11/30/2003          11,967              9,393                10,649
     12/31/2003          12,185              9,885                10,826
      1/31/2004          12,403             10,067                10,835
      2/29/2004          12,861             10,207                11,449
      3/31/2004          12,935             10,053                11,382
      4/30/2004          13,135              9,895                11,510
      5/31/2004          13,028             10,031                11,355
      6/30/2004          13,338             10,226                11,381
      7/31/2004          12,421              9,887                10,816
      8/31/2004          12,616              9,927                11,019
      9/30/2004          12,264             10,035                10,692
     10/31/2004          12,403             10,188                10,755
     11/30/2004          13,086             10,600                11,064
     12/31/2004          13,665             10,961                11,479
      1/31/2005          13,772             10,694                11,604
      2/28/2005          13,809             10,919                11,615
      3/31/2005          13,646             10,726                11,497
      4/30/2005          13,257             10,522                11,375
      5/31/2005          13,591             10,857                11,607
      6/30/2005          13,507             10,872                11,363
      7/31/2005          13,888             11,277                11,698
      8/31/2005          13,670             11,174                11,516
      9/30/2005          13,748             11,264                11,648
     10/31/2005          13,378             11,077                11,597
     11/30/2005          13,401             11,495                11,681
     12/31/2005          13,438             11,499                11,633
      1/31/2006          13,560             11,804                11,613
      2/28/2006          13,659             11,836                11,725
      3/31/2006          13,894             11,983                11,747

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        CONSUMER
                     PRODUCTS FUND                           S&P 500 CONSUMER
        DATE         INVESTOR CLASS      S&P 500 INDEX        STAPLES INDEX*
     ----------      --------------      -------------       ----------------
      7/6/1998           10,000             10,000                10,000
     7/31/1998            9,040              9,691                 9,310
     8/31/1998            7,710              8,290                 8,204
     9/30/1998            7,370              8,821                 8,220
     10/31/1998           8,490              9,538                 9,447
     11/30/1998           8,840             10,117                 9,842
     12/31/1998           9,270             10,699                10,008
      1/31/1999           9,450             11,147                 9,779
      2/28/1999           9,240             10,800                 9,362
      3/31/1999           9,710             11,233                 9,155
      4/30/1999           9,838             11,668                 9,256
      5/31/1999           9,454             11,392                 9,274
      6/30/1999           9,548             12,024                 9,159
      7/31/1999           9,382             11,649                 9,071
      8/31/1999           9,039             11,591                 8,905
      9/30/1999           8,199             11,273                 7,976
     10/31/1999           9,008             11,987                 8,545
     11/30/1999           8,863             12,230                 8,655
     12/31/1999           9,485             12,951                 8,348
      1/31/2000           8,531             12,300                 7,779
      2/29/2000           7,534             12,067                 6,982
      3/31/2000           7,846             13,248                 6,884
      4/30/2000           7,991             12,849                 7,051
      5/31/2000           7,877             12,586                 7,717
      6/30/2000           7,711             12,896                 7,783
      7/31/2000           7,462             12,694                 7,698
      8/31/2000           7,555             13,483                 7,585
      9/30/2000           7,316             12,771                 7,914
     10/31/2000           7,949             12,717                 8,829
     11/30/2000           7,908             11,714                 9,219
     12/31/2000           8,261             11,772                 9,556
      1/31/2001           8,167             12,189                 8,953
      2/28/2001           7,908             11,078                 9,059
      3/31/2001           7,451             10,376                 8,579
      4/30/2001           7,628             11,182                 8,501
      5/31/2001           7,866             11,257                 8,653
      6/30/2001           7,649             10,983                 8,368
      7/31/2001           7,680             10,875                 8,427
      8/31/2001           7,918             10,194                 8,769
      9/30/2001           7,711              9,371                 8,589
     10/31/2001           7,732              9,550                 8,535
     11/30/2001           7,958             10,282                 8,720
     12/31/2001           8,030             10,373                 8,763
      1/31/2002           8,093             10,221                 8,855
      2/28/2002           8,405             10,024                 9,208
      3/31/2002           8,696             10,401                 9,510
      4/30/2002           8,800              9,770                 9,686
      5/31/2002           8,883              9,698                 9,765
      6/30/2002           8,405              9,008                 9,170
      7/31/2002           8,010              8,305                 8,745
      8/31/2002           8,114              8,360                 8,829
      9/30/2002           7,448              7,451                 8,167
     10/31/2002           7,874              8,107                 8,447
     11/30/2002           7,879              8,584                 8,192
     12/31/2002           7,743              8,080                 8,211
      1/31/2003           7,471              7,869                 7,909
      2/28/2003           7,261              7,750                 7,679
      3/31/2003           7,272              7,826                 7,634
      4/30/2003           7,673              8,470                 7,855
      5/31/2003           8,241              8,917                 8,225
      6/30/2003           8,377              9,030                 8,285
      7/31/2003           8,391              9,190                 8,227
      8/31/2003           8,569              9,369                 8,385
      9/30/2003           8,639              9,269                 8,345
     10/31/2003           8,981              9,794                 8,748
     11/30/2003           9,241              9,880                 8,822
     12/31/2003           9,419             10,398                 8,968
      1/31/2004           9,594             10,589                 8,976
      2/29/2004           9,957             10,736                 9,485
      3/31/2004          10,024             10,574                 9,429
      4/30/2004          10,188             10,408                 9,535
      5/31/2004          10,111             10,551                 9,407
      6/30/2004          10,359             10,756                 9,428
      7/31/2004           9,657             10,400                 8,960
      8/31/2004           9,818             10,442                 9,128
      9/30/2004           9,548             10,555                 8,858
     10/31/2004           9,664             10,716                 8,910
     11/30/2004          10,204             11,150                 9,165
     12/31/2004          10,669             11,529                 9,510
      1/31/2005          10,763             11,248                 9,613
      2/28/2005          10,798             11,485                 9,622
      3/31/2005          10,683             11,282                 9,524
      4/30/2005          10,389             11,068                 9,423
      5/31/2005          10,662             11,420                 9,616
      6/30/2005          10,606             11,436                 9,413
      7/31/2005          10,917             11,861                 9,691
      8/31/2005          10,760             11,753                 9,540
      9/30/2005          10,829             11,848                 9,649
     10/31/2005          10,546             11,651                 9,608
     11/30/2005          10,571             12,092                 9,677
     12/31/2005          10,609             12,096                 9,637
      1/31/2006          10,715             12,416                 9,620
      2/28/2006          10,801             12,450                 9,713
      3/31/2006          10,999             12,605                 9,732

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

--------------------------------------------------------------------------------------------------------------------------------
                                     INVESTOR CLASS               ADVISOR CLASS               A-CLASS              C-CLASS
                                       (07/06/98)                  (08/17/98)                (09/01/04)           (07/24/01)
--------------------------------------------------------------------------------------------------------------------------------
                                   ONE   FIVE    SINCE        ONE     FIVE     SINCE        ONE     SINCE        ONE     SINCE
                                  YEAR   YEAR  INCEPTION     YEAR     YEAR   INCEPTION     YEAR   INCEPTION     YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND           3.13%  8.10%    1.24%      2.44%    7.66%     2.61%      2.71%     7.00%      1.50%     7.27%
S&P 500 INDEX                   11.73%  3.97%    3.04%     11.73%    3.97%     3.96%     11.73%    12.54%     11.73%     3.94%
S&P 500 CONSUMER STAPLES INDEX   4.51%  4.75%    1.67%      4.51%    4.75%     2.97%      4.51%     6.50%      4.51%     5.72%
--------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER STAPLES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                          CONSUMER PRODUCTS FUND
                                          ----------------------
Food Products                                      34%
Beverages                                          21%
Household Products                                 15%
Food & Staples Retailing                           13%
Tobacco                                            11%
Personal Products                                   6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                              July 6, 1998
Advisor Class                            August 17, 1998
A-Class                                September 1, 2004
C-Class                                    July 24, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Altria Group, Inc.                                  5.7%
Procter & Gamble Co.                                5.7%
Coca-Cola Co.                                       4.9%
PepsiCo, Inc.                                       4.7%
Kraft Foods, Inc. -- Class A                        3.6%
Anheuser-Busch Cos., Inc.                           2.8%
Colgate-Palmolive Co.                               2.7%
Archer-Daniels-Midland Co.                          2.7%
Kimberly-Clark Corp.                                2.5%
Sysco Corp.                                         2.2%
--------------------------------------------------------
Top Ten Total                                      37.5%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INCEPTION: April 1, 1998

The electronics industry clearly showed its high volatility and high systematic risk. It proved again it is a high-leveraged industry with strong sensitivity to market sentiment. The year 2005 started with concerns on slowing economic and capital expenditures spending. Thus, the industry lost more than 10% in the first months. By October when the market tanked, the industry dropped by around 7% and then it recovered strongly during the year-end rally and first quarter of 2006. The past 12 months overall was still the year that small-cap stocks outperformed large-cap stocks. Thus, our modified weighting methodology in general should help. Rydex Electronics Fund Investor Class brought in a 31.13% return for the one year period ending March 31, 2006.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      ELECTRONICS                           S&P 500 INFORMATION
        DATE          FUND C-CLASS       S&P 500 INDEX       TECHNOLOGY INDEX*
     ----------       ------------       -------------      -------------------
      3/26/2001          10,000             10,000                10,000
      3/31/2001           8,835             10,068                 9,264
      4/30/2001          11,100             10,850                10,831
      5/31/2001           9,872             10,923                10,289
      6/30/2001          10,043             10,657                10,407
      7/31/2001           9,669             10,552                 9,788
      8/31/2001           9,038              9,891                 8,552
      9/30/2001           6,261              9,093                 6,870
     10/31/2001           7,559              9,266                 8,064
     11/30/2001           8,729              9,977                 9,438
     12/31/2001           8,536             10,064                 9,253
      1/31/2002           8,793              9,917                 9,380
      2/28/2002           7,821              9,726                 8,063
      3/31/2002           8,985             10,092                 8,562
      4/30/2002           8,109              9,480                 7,501
      5/31/2002           7,521              9,410                 7,210
      6/30/2002           6,058              8,740                 6,333
      7/31/2002           5,272              8,059                 5,804
      8/31/2002           4,797              8,112                 5,732
      9/30/2002           3,707              7,230                 4,726
     10/31/2002           4,514              7,866                 5,779
     11/30/2002           5,689              8,329                 6,751
     12/31/2002           4,290              7,840                 5,776
      1/31/2003           4,081              7,635                 5,678
      2/28/2003           4,380              7,520                 5,816
      3/31/2003           4,231              7,593                 5,745
      4/30/2003           4,765              8,219                 6,263
      5/31/2003           5,588              8,651                 6,787
      6/30/2003           5,353              8,762                 6,782
      7/31/2003           5,865              8,916                 7,157
      8/31/2003           6,859              9,090                 7,563
      9/30/2003           6,213              8,994                 7,512
     10/31/2003           7,318              9,503                 8,123
     11/30/2003           7,714              9,586                 8,248
     12/31/2003           7,329             10,089                 8,465
      1/31/2004           7,511             10,274                 8,760
      2/29/2004           7,222             10,417                 8,472
      3/31/2004           6,944             10,260                 8,245
      4/30/2004           6,063             10,099                 7,859
      5/31/2004           6,704             10,237                 8,246
      6/30/2004           6,549             10,436                 8,473
      7/31/2004           5,449             10,091                 7,833
      8/31/2004           4,856             10,132                 7,410
      9/30/2004           5,021             10,241                 7,625
     10/31/2004           5,379             10,398                 8,024
     11/30/2004           5,534             10,819                 8,409
     12/31/2004           5,737             11,187                 8,646
      1/31/2005           5,203             10,914                 8,192
      2/28/2005           5,630             11,144                 8,190
      3/31/2005           5,288             10,946                 8,000
      4/30/2005           4,920             10,739                 7,684
      5/31/2005           5,534             11,080                 8,274
      6/30/2005           5,475             11,096                 8,128
      7/31/2005           6,068             11,509                 8,604
      8/31/2005           5,978             11,404                 8,578
      9/30/2005           5,929             11,496                 8,600
     10/31/2005           5,481             11,305                 8,411
     11/30/2005           6,132             11,732                 8,943
     12/31/2005           5,951             11,736                 8,679
      1/31/2006           6,592             12,047                 8,956
      2/28/2006           6,811             12,080                 8,867
      3/31/2006           6,870             12,230                 9,027

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                    ELECTRONICS FUND                        S&P 500 INFORMATION
        DATE         INVESTOR CLASS      S&P 500 INDEX       TECHNOLOGY INDEX*
     ----------     ----------------     -------------      -------------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998          10,260             10,042                10,467
      5/31/1998           8,880              9,869                 9,805
      6/30/1998           8,850             10,270                10,765
      7/31/1998           9,050             10,160                11,233
      8/31/1998           7,350              8,691                 9,391
      9/30/1998           8,300              9,248                10,635
     10/31/1998           9,780             10,001                11,347
     11/30/1998          11,190             10,607                12,650
     12/31/1998          12,610             11,218                14,503
      1/31/1999          14,920             11,687                17,009
      2/28/1999          13,030             11,324                14,918
      3/31/1999          14,020             11,777                16,267
      4/30/1999          14,000             12,233                16,447
      5/31/1999          14,170             11,944                16,237
      6/30/1999          16,800             12,607                18,160
      7/31/1999          17,440             12,213                18,035
      8/31/1999          18,970             12,153                19,139
      9/30/1999          18,820             11,820                19,053
     10/31/1999          20,800             12,568                19,390
     11/30/1999          23,200             12,823                21,574
     12/31/1999          27,940             13,578                25,879
      1/31/2000          29,570             12,896                23,890
      2/29/2000          38,740             12,652                27,113
      3/31/2000          40,100             13,890                29,381
      4/30/2000          39,460             13,472                26,720
      5/31/2000          34,360             13,195                23,916
      6/30/2000          38,570             13,521                26,661
      7/31/2000          37,090             13,309                25,387
      8/31/2000          42,840             14,136                28,227
      9/30/2000          34,600             13,390                22,941
     10/31/2000          31,530             13,333                21,611
     11/30/2000          22,960             12,282                17,160
     12/31/2000          22,910             12,342                15,276
      1/31/2001          27,269             12,780                18,013
      2/28/2001          18,562             11,615                12,967
      3/31/2001          16,649             10,879                11,317
      4/30/2001          20,927             11,724                13,232
      5/31/2001          18,632             11,803                12,569
      6/30/2001          18,974             11,516                12,714
      7/31/2001          18,270             11,402                11,958
      8/31/2001          17,092             10,688                10,448
      9/30/2001          11,848              9,825                 8,392
     10/31/2001          14,314             10,013                 9,851
     11/30/2001          16,548             10,781                11,529
     12/31/2001          16,196             10,875                11,304
      1/31/2002          16,699             10,716                11,459
      2/28/2002          14,857             10,510                 9,850
      3/31/2002          17,072             10,905                10,460
      4/30/2002          15,421             10,244                 9,163
      5/31/2002          14,324             10,168                 8,808
      6/30/2002          11,546              9,444                 7,736
      7/31/2002          10,056              8,708                 7,090
      8/31/2002           9,160              8,765                 7,002
      9/30/2002           7,086              7,812                 5,773
     10/31/2002           8,637              8,500                 7,060
     11/30/2002          10,901              9,000                 8,248
     12/31/2002           8,234              8,472                 7,057
      1/31/2003           7,831              8,250                 6,937
      2/28/2003           8,415              8,126                 7,105
      3/31/2003           8,133              8,205                 7,018
      4/30/2003           9,170              8,881                 7,651
      5/31/2003          10,781              9,349                 8,291
      6/30/2003          10,328              9,468                 8,285
      7/31/2003          11,324              9,635                 8,743
      8/31/2003          13,257              9,823                 9,239
      9/30/2003          12,029              9,718                 9,177
     10/31/2003          14,183             10,268                 9,923
     11/30/2003          14,958             10,359                10,076
     12/31/2003          14,223             10,902                10,341
      1/31/2004          14,596             11,102                10,701
      2/29/2004          14,042             11,256                10,349
      3/31/2004          13,519             11,086                10,072
      4/30/2004          11,807             10,912                 9,601
      5/31/2004          13,076             11,062                10,074
      6/30/2004          12,774             11,277                10,350
      7/31/2004          10,640             10,904                 9,569
      8/31/2004           9,482             10,948                 9,053
      9/30/2004           9,814             11,067                 9,315
     10/31/2004          10,529             11,236                 9,803
     11/30/2004          10,841             11,690                10,272
     12/31/2004          11,244             12,088                10,562
      1/31/2005          10,197             11,793                10,008
      2/28/2005          11,052             12,042                10,005
      3/31/2005          10,378             11,828                 9,773
      4/30/2005           9,663             11,604                 9,387
      5/31/2005          10,881             11,973                10,108
      6/30/2005          10,771             11,990                 9,930
      7/31/2005          11,948             12,436                10,511
      8/31/2005          11,777             12,323                10,479
      9/30/2005          11,697             12,422                10,506
     10/31/2005          10,821             12,215                10,275
     11/30/2005          12,119             12,677                10,925
     12/31/2005          11,767             12,682                10,603
      1/31/2006          13,035             13,018                10,941
      2/28/2006          13,488             13,053                10,832
      3/31/2006          13,609             13,215                11,027

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

-----------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS                C-CLASS
                                  (04/01/98)                 (04/02/98)             (09/01/04)             (03/26/01)
-----------------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    FIVE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR    YEAR  INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND           31.13%  -3.95%    3.93%    30.45%  -4.43%    3.43%    30.82%    24.51%   29.90%  -4.91%  -7.22%
S&P 500 INDEX              11.73%   3.97%    3.55%    11.73%   3.97%    3.41%    11.73%    12.54%   11.73%   3.97%   4.10%
S&P 500 INFORMATION
TECHNOLOGY INDEX           13.53%  -0.11%    1.56%    13.53%  -0.11%    1.50%    13.53%    13.59%   13.53%  -0.11%  -1.62%
-----------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                            ELECTRONICS FUND
                                            ----------------
Semiconductors & Semiconductor Equipment           100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 2, 1998
A-Class                                September 1, 2004
C-Class                                   March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Intel Corp.                                         7.4%
Texas Instruments, Inc.                             5.5%
Applied Materials, Inc.                             4.2%
Broadcom Corp. -- Class A                           3.9%
Advanced Micro Devices, Inc.                        3.2%
Nvidia Corp.                                        3.1%
Analog Devices, Inc.                                3.0%
MEMC Electronic Materials, Inc.                     2.7%
Maxim Integrated Products, Inc.                     2.5%
National Semiconductor Corp.                        2.5%
--------------------------------------------------------
Top Ten Total                                      38.0%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INCEPTION: April 21, 1998

West Texas Intermediate Crude Oil prices averaged almost $60 per barrel over the 12 month period ending March 31, 2006. This produced strong earnings for energy companies, propelling Rydex Energy Fund Investor Class to a 29.60% gain for the period. Strong global demand and constrained, risky supply continues to be the marquee story in the energy patch. The continuing economic expansion in the U.S., as well as rapid growth in China and India, has kept demand for crude strong. U.S. inventories are more than 10% higher than a year ago. This would have brought forth lower prices if not for the many supply concerns that hang over the market. The ability of oil companies to replace production with new reserves was, for the most part, not reassuring last year. The global "supply cushion" is estimated to be in the neighborhood of one million barrels a day, with Saudi Arabia being the sole provider of this margin of safety. Political unrest in producing nations including Iraq, Iran, Venezuela and Nigeria also cast a pall over supply.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      ENERGY FUND                                 S&P 500
        DATE            C-CLASS          S&P 500 INDEX         ENERGY INDEX*
     ----------       -----------        -------------         -------------
      4/19/2001          10,000             10,000                10,000
      4/30/2001          10,581              9,968                10,615
      5/31/2001          10,472             10,035                10,630
      6/30/2001           9,621              9,791                 9,908
      7/31/2001           9,461              9,694                 9,743
      8/31/2001           9,191              9,087                 9,363
      9/30/2001           8,441              8,354                 8,728
     10/31/2001           8,753              8,513                 9,003
     11/30/2001           8,347              9,166                 8,626
     12/31/2001           8,840              9,246                 9,080
      1/31/2002           8,449              9,111                 8,907
      2/28/2002           8,695              8,936                 9,258
      3/31/2002           9,478              9,272                 9,872
      4/30/2002           9,163              8,709                 9,368
      5/31/2002           8,781              8,645                 9,377
      6/30/2002           8,474              8,029                 9,350
      7/31/2002           7,368              7,404                 8,158
      8/31/2002           7,504              7,452                 8,121
      9/30/2002           6,900              6,642                 7,418
     10/31/2002           7,266              7,227                 7,630
     11/30/2002           7,476              7,652                 7,872
     12/31/2002           7,595              7,203                 7,869
      1/31/2003           7,339              7,014                 7,665
      2/28/2003           7,433              6,909                 7,780
      3/31/2003           7,348              6,976                 7,869
      4/30/2003           7,424              7,550                 7,830
      5/31/2003           8,301              7,948                 8,465
      6/30/2003           8,225              8,050                 8,372
      7/31/2003           7,825              8,192                 8,161
      8/31/2003           8,242              8,351                 8,623
      9/30/2003           8,055              8,263                 8,407
     10/31/2003           8,199              8,730                 8,475
     11/30/2003           8,304              8,807                 8,464
     12/31/2003           9,329              9,269                 9,632
      1/31/2004           9,440              9,439                 9,752
      2/29/2004           9,935              9,570                10,143
      3/31/2004           9,910              9,426                10,075
      4/30/2004          10,115              9,278                10,241
      5/31/2004           9,978              9,405                10,251
      6/30/2004          10,627              9,588                10,778
      7/31/2004          10,909              9,271                11,136
      8/31/2004          10,653              9,308                10,982
      9/30/2004          11,669              9,409                11,901
     10/31/2004          11,704              9,553                11,975
     11/30/2004          12,690              9,939                12,660
     12/31/2004          12,246             10,277                12,403
      1/31/2005          12,579             10,027                12,740
      2/28/2005          14,348             10,238                15,069
      3/31/2005          14,075             10,057                14,519
      4/30/2005          13,237              9,866                13,748
      5/31/2005          13,656             10,180                13,935
      6/30/2005          14,750             10,194                14,740
      7/31/2005          15,835             10,573                15,583
      8/31/2005          16,750             10,477                16,377
      9/30/2005          17,707             10,562                17,359
     10/31/2005          16,237             10,386                15,729
     11/30/2005          16,476             10,778                15,940
     12/31/2005          16,819             10,782                16,017
      1/31/2006          19,192             11,068                18,236
      2/28/2006          17,195             11,098                16,750
      3/31/2006          18,053             11,236                17,394

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      ENERGY FUND                                 S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX         ENERGY INDEX*
     ----------      --------------      -------------         -------------
      4/21/1998          10,000             10,000                10,000
      4/30/1998           9,930              9,872                 9,915
      5/31/1998           9,490              9,702                 9,544
      6/30/1998           9,330             10,096                 9,422
      7/31/1998           8,570              9,989                 8,875
      8/31/1998           7,520              8,544                 7,842
      9/30/1998           8,620              9,092                 8,916
     10/31/1998           8,680              9,831                 9,021
     11/30/1998           8,530             10,427                 9,047
     12/31/1998           8,350             11,028                 8,949
      1/31/1999           7,760             11,489                 8,296
      2/28/1999           7,700             11,132                 8,212
      3/31/1999           8,990             11,577                 9,410
      4/30/1999          10,190             12,026                10,776
      5/31/1999           9,860             11,742                10,453
      6/30/1999          10,070             12,393                10,542
      7/31/1999          10,290             12,006                10,672
      8/31/1999          10,470             11,947                10,797
      9/30/1999           9,970             11,620                10,359
     10/31/1999           9,790             12,355                10,207
     11/30/1999           9,850             12,606                10,353
     12/31/1999           9,910             13,348                10,378
      1/31/2000           9,830             12,678                10,207
      2/29/2000           9,570             12,438                 9,567
      3/31/2000          10,870             13,655                10,568
      4/30/2000          10,730             13,244                10,480
      5/31/2000          11,730             12,972                11,424
      6/30/2000          11,130             13,292                10,819
      7/31/2000          10,850             13,084                10,571
      8/31/2000          12,100             13,897                11,333
      9/30/2000          12,210             13,163                11,688
     10/31/2000          11,590             13,108                11,452
     11/30/2000          10,750             12,074                11,109
     12/31/2000          12,170             12,133                11,751
      1/31/2001          11,590             12,564                11,395
      2/28/2001          11,580             11,418                11,139
      3/31/2001          11,430             10,695                10,965
      4/30/2001          12,560             11,526                12,051
      5/31/2001          12,440             11,603                12,068
      6/30/2001          11,450             11,321                11,248
      7/31/2001          11,260             11,209                11,062
      8/31/2001          10,950             10,507                10,629
      9/30/2001          10,060              9,659                 9,909
     10/31/2001          10,450              9,843                10,221
     11/30/2001           9,967             10,598                 9,793
     12/31/2001          10,573             10,691                10,308
      1/31/2002          10,119             10,535                10,112
      2/28/2002          10,422             10,332                10,510
      3/31/2002          11,371             10,720                11,208
      4/30/2002          10,997             10,070                10,636
      5/31/2002          10,553              9,996                10,645
      6/30/2002          10,200              9,284                10,615
      7/31/2002           8,877              8,560                 9,262
      8/31/2002           9,048              8,617                 9,219
      9/30/2002           8,321              7,680                 8,421
     10/31/2002           8,766              8,356                 8,662
     11/30/2002           9,024              8,848                 8,937
     12/31/2002           9,176              8,328                 8,934
      1/31/2003           8,873              8,110                 8,702
      2/28/2003           8,994              7,988                 8,833
      3/31/2003           8,893              8,066                 8,933
      4/30/2003           8,994              8,730                 8,890
      5/31/2003          10,055              9,190                 9,611
      6/30/2003           9,974              9,308                 9,504
      7/31/2003           9,499              9,472                 9,265
      8/31/2003          10,005              9,656                 9,790
      9/30/2003           9,792              9,554                 9,545
     10/31/2003           9,984             10,094                 9,622
     11/30/2003          10,108             10,183                 9,609
     12/31/2003          11,375             10,717                10,935
      1/31/2004          11,528             10,914                11,071
      2/29/2004          12,126             11,066                11,515
      3/31/2004          12,105             10,899                11,438
      4/30/2004          12,369             10,728                11,626
      5/31/2004          12,207             10,875                11,637
      6/30/2004          13,008             11,086                12,236
      7/31/2004          13,373             10,719                12,643
      8/31/2004          13,058             10,763                12,468
      9/30/2004          14,326             10,879                13,511
     10/31/2004          14,376             11,045                13,594
     11/30/2004          15,598             11,492                14,373
     12/31/2004          15,071             11,883                14,081
      1/31/2005          15,487             11,594                14,463
      2/28/2005          17,688             11,838                17,108
      3/31/2005          17,363             11,628                16,484
      4/30/2005          16,349             11,408                15,607
      5/31/2005          16,876             11,771                15,820
      6/30/2005          18,245             11,787                16,734
      7/31/2005          19,615             12,226                17,691
      8/31/2005          20,761             12,114                18,593
      9/30/2005          21,957             12,212                19,707
     10/31/2005          20,152             12,009                17,856
     11/30/2005          20,466             12,463                18,097
     12/31/2005          20,914             12,467                18,184
      1/31/2006          23,893             12,797                20,703
      2/28/2006          21,412             12,832                19,016
      3/31/2006          22,502             12,992                19,747

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/21/98)                 (05/05/98)             (09/01/04)         (04/19/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE     SINCE      ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
ENERGY FUND                29.60%  14.51%   10.75%    28.93%  13.96%    10.25%   29.18%   39.20%    28.27%   12.68%
S&P 500 INDEX              11.73%   3.97%    3.35%    11.73%   3.97%     3.49%   11.73%   12.54%    11.73%    2.38%
S&P 500 ENERGY INDEX       21.84%  15.00%   11.44%    21.84%  15.00%    11.40%   21.84%   34.98%    21.84%   14.36%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                               ENERGY FUND
                                               -----------
Oil Gas & Consumable Fuels                         69%
Energy Equipment & Services                        31%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                            April 21, 1998
Advisor Class                                May 5, 1998
A-Class                                September 1, 2004
C-Class                                   April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Exxon Mobil Corp.                                   6.6%
BP  PLC -- SP ADR                                   5.2%
Total SA -- SP ADR                                  4.2%
Chevron Corp.                                       3.8%
Royal Dutch Shell  PLC -- SP ADR                    3.6%
ConocoPhillips                                      3.2%
Schlumberger Ltd.                                   3.2%
Occidental Petroleum Corp.                          2.6%
Halliburton Co.                                     2.2%
Valero Energy Corp.                                 2.1%
--------------------------------------------------------
Top Ten Total                                      36.7%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INCEPTION: April 1, 1998

Oil prices from West Texas Intermediate within the $60 a barrel range coupled with a combination of strong demand and constrained supply, produced rich profits for oil producers over the 12 month period ending March 31, 2006. In an effort to expand production, these producers increased their spending with the oilfield services companies that provide drilling rigs and associated products and services. This produced a robust 49.57% gain for Rydex Energy Services Fund Investor Class for the period. Energy services firms benefited not only from an increase in the number of drilling rigs in service, but also from significant increases in day rates for those rigs. These firms were front and center in the oil producers' efforts to increase global oil supply.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     ENERGY SERVICES                              S&P 500
        DATE          FUND C-CLASS       S&P 500 INDEX         ENERGY INDEX*
     ----------      ---------------     -------------         -------------
      3/30/2001          10,000             10,000                10,000
      3/31/2001          10,000             10,000                10,000
      4/30/2001          11,418             10,777                10,990
      5/31/2001          10,967             10,849                11,006
      6/30/2001           8,736             10,585                10,258
      7/31/2001           8,044             10,481                10,088
      8/31/2001           7,022              9,825                 9,694
      9/30/2001           6,033              9,032                 9,037
     10/31/2001           7,165              9,204                 9,322
     11/30/2001           6,890              9,910                 8,931
     12/31/2001           7,385              9,997                 9,401
      1/31/2002           7,055              9,851                 9,222
      2/28/2002           7,374              9,661                 9,585
      3/31/2002           8,143             10,024                10,222
      4/30/2002           8,264              9,416                 9,700
      5/31/2002           8,055              9,347                 9,709
      6/30/2002           7,110              8,681                 9,681
      7/31/2002           6,143              8,004                 8,447
      8/31/2002           6,308              8,057                 8,408
      9/30/2002           5,780              7,181                 7,680
     10/31/2002           6,220              7,813                 7,900
     11/30/2002           6,593              8,273                 8,150
     12/31/2002           6,538              7,787                 8,148
      1/31/2003           6,242              7,583                 7,936
      2/28/2003           6,560              7,469                 8,056
      3/31/2003           6,242              7,542                 8,147
      4/30/2003           6,300              8,163                 8,107
      5/31/2003           7,344              8,593                 8,765
      6/30/2003           6,901              8,703                 8,668
      7/31/2003           6,330              8,856                 8,449
      8/31/2003           6,784              9,029                 8,928
      9/30/2003           6,348              8,933                 8,705
     10/31/2003           6,308              9,439                 8,775
     11/30/2003           6,278              9,522                 8,763
     12/31/2003           7,051             10,021                 9,972
      1/31/2004           7,516             10,205                10,097
      2/29/2004           7,982             10,347                10,502
      3/31/2004           7,736             10,191                10,431
      4/30/2004           7,725             10,031                10,603
      5/31/2004           7,421             10,168                10,613
      6/30/2004           8,092             10,366                11,159
      7/31/2004           8,388             10,023                11,530
      8/31/2004           8,231             10,064                11,370
      9/30/2004           9,132             10,173                12,322
     10/31/2004           8,905             10,328                12,398
     11/30/2004           9,571             10,746                13,108
     12/31/2004           9,407             11,111                12,842
      1/31/2005           9,777             10,841                13,191
      2/28/2005          10,835             11,069                15,602
      3/31/2005          10,615             10,873                15,033
      4/30/2005           9,755             10,667                14,234
      5/31/2005          10,183             11,006                14,428
      6/30/2005          11,095             11,022                15,261
      7/31/2005          12,381             11,431                16,134
      8/31/2005          13,110             11,327                16,957
      9/30/2005          13,601             11,419                17,973
     10/31/2005          12,810             11,228                16,285
     11/30/2005          13,487             11,653                16,504
     12/31/2005          13,835             11,657                16,583
      1/31/2006          16,597             11,966                18,881
      2/28/2006          14,527             11,998                17,343
      3/31/2006          15,722             12,148                18,009

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         ENERGY
                     SERVICES FUND                                S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX         ENERGY INDEX*
     ----------      --------------      -------------         -------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998          10,240             10,042                10,143
      5/31/1998           9,300              9,869                 9,764
      6/30/1998           8,360             10,270                 9,639
      7/31/1998           6,660             10,160                 9,080
      8/31/1998           4,550              8,691                 8,023
      9/30/1998           5,420              9,248                 9,122
     10/31/1998           6,190             10,001                 9,229
     11/30/1998           4,770             10,607                 9,256
     12/31/1998           4,840             11,218                 9,156
      1/31/1999           4,610             11,687                 8,488
      2/28/1999           4,360             11,324                 8,401
      3/31/1999           6,020             11,777                 9,627
      4/30/1999           6,810             12,233                11,024
      5/31/1999           6,450             11,944                10,694
      6/30/1999           6,940             12,607                10,786
      7/31/1999           7,090             12,213                10,918
      8/31/1999           7,480             12,153                11,046
      9/30/1999           6,740             11,820                10,597
     10/31/1999           6,440             12,568                10,443
     11/30/1999           6,530             12,823                10,591
     12/31/1999           7,010             13,578                10,617
      1/31/2000           6,900             12,896                10,442
      2/29/2000           8,030             12,652                 9,787
      3/31/2000           9,310             13,890                10,812
      4/30/2000           9,240             13,472                10,721
      5/31/2000           9,960             13,195                11,687
      6/30/2000           9,650             13,521                11,068
      7/31/2000           9,230             13,309                10,815
      8/31/2000          10,670             14,136                11,594
      9/30/2000          10,410             13,390                11,957
     10/31/2000           9,110             13,333                11,716
     11/30/2000           7,800             12,282                11,365
     12/31/2000           9,910             12,342                12,022
      1/31/2001          10,050             12,780                11,658
      2/28/2001           9,810             11,615                11,396
      3/31/2001           9,100             10,879                11,218
      4/30/2001          10,390             11,724                12,329
      5/31/2001          10,000             11,803                12,346
      6/30/2001           7,970             11,516                11,507
      7/31/2001           7,340             11,402                11,317
      8/31/2001           6,420             10,688                10,874
      9/30/2001           5,510              9,825                10,137
     10/31/2001           6,550             10,013                10,457
     11/30/2001           6,300             10,781                10,018
     12/31/2001           6,760             10,875                10,546
      1/31/2002           6,480             10,716                10,345
      2/28/2002           6,780             10,510                10,753
      3/31/2002           7,490             10,905                11,466
      4/30/2002           7,610             10,244                10,881
      5/31/2002           7,420             10,168                10,891
      6/30/2002           6,560              9,444                10,859
      7/31/2002           5,670              8,708                 9,475
      8/31/2002           5,820              8,765                 9,432
      9/30/2002           5,350              7,812                 8,615
     10/31/2002           5,750              8,500                 8,862
     11/30/2002           6,100              9,000                 9,143
     12/31/2002           6,060              8,472                 9,140
      1/31/2003           5,780              8,250                 8,903
      2/28/2003           6,080              8,126                 9,037
      3/31/2003           5,790              8,205                 9,139
      4/30/2003           5,847              8,881                 9,095
      5/31/2003           6,823              9,349                 9,832
      6/30/2003           6,417              9,468                 9,723
      7/31/2003           5,890              9,635                 9,478
      8/31/2003           6,320              9,823                10,015
      9/30/2003           5,917              9,718                 9,765
     10/31/2003           5,883             10,268                 9,844
     11/30/2003           5,863             10,359                 9,830
     12/31/2003           6,587             10,902                11,187
      1/31/2004           7,030             11,102                11,327
      2/29/2004           7,467             11,256                11,781
      3/31/2004           7,247             11,086                11,701
      4/30/2004           7,243             10,912                11,894
      5/31/2004           6,960             11,062                11,906
      6/30/2004           7,600             11,277                12,518
      7/31/2004           7,887             10,904                12,934
      8/31/2004           7,747             10,948                12,755
      9/30/2004           8,597             11,067                13,823
     10/31/2004           8,390             11,236                13,908
     11/30/2004           9,023             11,690                14,704
     12/31/2004           8,873             12,088                14,406
      1/31/2005           9,230             11,793                14,797
      2/28/2005          10,240             12,042                17,502
      3/31/2005          10,040             11,828                16,864
      4/30/2005           9,233             11,604                15,967
      5/31/2005           9,647             11,973                16,185
      6/30/2005          10,517             11,990                17,120
      7/31/2005          11,743             12,436                18,099
      8/31/2005          12,447             12,323                19,022
      9/30/2005          12,927             12,422                20,162
     10/31/2005          12,183             12,215                18,268
     11/30/2005          12,837             12,677                18,514
     12/31/2005          13,180             12,682                18,603
      1/31/2006          15,827             13,018                21,180
      2/28/2006          13,860             13,053                19,455
      3/31/2006          15,017             13,215                20,203

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

----------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS                C-CLASS
                                  (04/01/98)                 (04/02/98)             (09/01/04)             (03/30/01)
-----------------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    FIVE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR    YEAR  INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND       49.57%  10.54%     5.22%   48.78%  10.01%     4.93%   49.30%   49.38%    48.10%   9.47%    9.47%
S&P 500 INDEX              11.73%   3.97%     3.55%   11.73%   3.97%     3.41%   11.73%   12.54%    11.73%   3.97%    3.97%
S&P 500 ENERGY INDEX       21.84%  15.00%    11.68%   21.84%  15.00%    11.58%   21.84%   34.98%    21.84%  15.00%   14.99%
-----------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                          ENERGY SERVICES FUND
                                          --------------------
Energy Equipment & Services                        100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 2, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Schlumberger Ltd.                                  10.2%
Halliburton Co.                                     6.9%
Transocean, Inc.                                    5.7%
Baker Hughes, Inc.                                  5.3%
Weatherford International Ltd.                      4.6%
Diamond Offshore Drilling, Inc.                     4.0%
Noble Corp.                                         3.7%
National-Oilwell Varco, Inc.                        3.5%
Nabors Industries Ltd.                              3.4%
BJ Services Co.                                     3.4%
--------------------------------------------------------
Top Ten Total                                      50.7%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

INCEPTION: April 2, 1998

Thanks to strong recent performance, Rydex Financial Services Investor Class Fund outperformed the S&P 500 by nearly 6%, with a one year return of 17.42% for the period ending March 31, 2006. Continuing increases in the Fed Funds rates during the year ended March 31, 2006 made it difficult for banking stocks to keep pace, and for the second year in a row, banks were the worst performing industry group in the sector. Insurance, diversified financials and real estate all had strong years. The best performers in the Fund tended to be investment banking and brokerage stocks, as well as REITs, which remained a popular investment due to their high dividends.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       FINANCIAL
                     SERVICES FUND                                S&P 500
        DATE            C-CLASS          S&P 500 INDEX       FINANCIALS INDEX*
     ----------      -------------       -------------       -----------------
      4/19/2001          10,000             10,000                10,000
      4/30/2001           9,837              9,968                 9,864
      5/31/2001          10,153             10,035                10,241
      6/30/2001          10,057              9,791                10,229
      7/31/2001           9,885              9,694                10,050
      8/31/2001           9,273              9,087                 9,422
      9/30/2001           8,757              8,354                 8,853
     10/31/2001           8,403              8,513                 8,675
     11/30/2001           9,025              9,166                 9,279
     12/31/2001           9,295              9,246                 9,467
      1/31/2002           9,228              9,111                 9,298
      2/28/2002           9,209              8,936                 9,150
      3/31/2002           9,798              9,272                 9,747
      4/30/2002           9,721              8,709                 9,474
      5/31/2002           9,721              8,645                 9,442
      6/30/2002           9,218              8,029                 8,978
      7/31/2002           8,368              7,404                 8,252
      8/31/2002           8,522              7,452                 8,405
      9/30/2002           7,402              6,642                 7,408
     10/31/2002           7,769              7,227                 8,060
     11/30/2002           8,037              7,652                 8,376
     12/31/2002           7,766              7,203                 7,912
      1/31/2003           7,640              7,014                 7,762
      2/28/2003           7,407              6,909                 7,508
      3/31/2003           7,330              6,976                 7,463
      4/30/2003           8,056              7,550                 8,362
      5/31/2003           8,560              7,948                 8,787
      6/30/2003           8,579              8,050                 8,793
      7/31/2003           8,947              8,192                 9,172
      8/31/2003           8,918              8,351                 9,065
      9/30/2003           8,937              8,263                 9,108
     10/31/2003           9,538              8,730                 9,711
     11/30/2003           9,655              8,807                 9,668
     12/31/2003           9,985              9,269                10,121
      1/31/2004          10,355              9,439                10,419
      2/29/2004          10,685              9,570                10,681
      3/31/2004          10,539              9,426                10,554
      4/30/2004          10,005              9,278                10,042
      5/31/2004          10,287              9,405                10,213
      6/30/2004          10,335              9,588                10,243
      7/31/2004          10,044              9,271                10,005
      8/31/2004          10,394              9,308                10,327
      9/30/2004          10,491              9,409                10,219
     10/31/2004          10,666              9,553                10,241
     11/30/2004          11,158              9,939                10,526
     12/31/2004          11,588             10,277                10,954
      1/31/2005          11,089             10,027                10,700
      2/28/2005          11,138             10,238                10,619
      3/31/2005          10,776             10,057                10,192
      4/30/2005          10,570              9,866                10,174
      5/31/2005          10,923             10,180                10,437
      6/30/2005          11,236             10,194                10,563
      7/31/2005          11,657             10,573                10,701
      8/31/2005          11,353             10,477                10,486
      9/30/2005          11,383             10,562                10,571
     10/31/2005          11,383             10,386                10,885
     11/30/2005          11,862             10,778                11,350
     12/31/2005          11,841             10,782                11,362
      1/31/2006          12,128             11,068                11,445
      2/28/2006          12,355             11,098                11,649
      3/31/2006          12,523             11,236                11,657

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       FINANCIAL
                     SERVICES FUND                                S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       FINANCIALS INDEX*
     ----------      --------------      -------------       -----------------
       4/2/1998          10,000             10,000                10,000
      4/30/1998          10,020              9,935                10,017
      5/31/1998           9,770              9,764                 9,765
      6/30/1998          10,170             10,161                10,161
      7/31/1998          10,190             10,053                10,148
      8/31/1998           7,730              8,599                 7,799
      9/30/1998           7,760              9,150                 7,944
     10/31/1998           8,700              9,894                 8,888
     11/30/1998           9,220             10,494                 9,487
     12/31/1998           9,380             11,099                 9,665
      1/31/1999           9,570             11,563                 9,855
      2/28/1999           9,650             11,203                 9,975
      3/31/1999           9,990             11,652                10,339
      4/30/1999          10,550             12,103                11,026
      5/31/1999           9,970             11,817                10,402
      6/30/1999          10,370             12,473                10,815
      7/31/1999           9,680             12,083                10,128
      8/31/1999           9,210             12,024                 9,652
      9/30/1999           8,620             11,694                 9,135
     10/31/1999           9,980             12,434                10,642
     11/30/1999           9,494             12,687                10,109
     12/31/1999           9,243             13,434                 9,891
      1/31/2000           8,903             12,759                 9,564
      2/29/2000           8,001             12,518                 8,513
      3/31/2000           9,494             13,742                10,072
      4/30/2000           9,083             13,329                 9,738
      5/31/2000           9,604             13,055                10,371
      6/30/2000           9,093             13,377                 9,732
      7/31/2000           9,874             13,168                10,723
      8/31/2000          10,906             13,986                11,728
      9/30/2000          11,166             13,247                11,999
     10/31/2000          11,066             13,191                11,931
     11/30/2000          10,305             12,151                11,204
     12/31/2000          11,256             12,211                12,208
      1/31/2001          11,186             12,644                12,155
      2/28/2001          10,395             11,491                11,339
      3/31/2001          10,014             10,763                10,987
      4/30/2001          10,305             11,600                11,380
      5/31/2001          10,645             11,677                11,815
      6/30/2001          10,555             11,393                11,801
      7/31/2001          10,375             11,281                11,594
      8/31/2001           9,744             10,575                10,871
      9/30/2001           9,213              9,721                10,214
     10/31/2001           8,853              9,906                10,008
     11/30/2001           9,504             10,666                10,706
     12/31/2001           9,797             10,760                10,922
      1/31/2002           9,736             10,603                10,728
      2/28/2002           9,726             10,398                10,556
      3/31/2002          10,354             10,789                11,245
      4/30/2002          10,283             10,135                10,930
      5/31/2002          10,283             10,060                10,894
      6/30/2002           9,757              9,344                10,358
      7/31/2002           8,876              8,615                 9,520
      8/31/2002           9,048              8,672                 9,697
      9/30/2002           7,844              7,729                 8,547
     10/31/2002           8,239              8,410                 9,298
     11/30/2002           8,529              8,905                 9,664
     12/31/2002           8,235              8,382                 9,128
      1/31/2003           8,104              8,162                 8,955
      2/28/2003           7,870              8,040                 8,662
      3/31/2003           7,769              8,118                 8,610
      4/30/2003           8,560              8,786                 9,648
      5/31/2003           9,097              9,249                10,137
      6/30/2003           9,118              9,367                10,144
      7/31/2003           9,534              9,532                10,582
      8/31/2003           9,503              9,718                10,458
      9/30/2003           9,534              9,615                10,508
     10/31/2003          10,183             10,159                11,204
     11/30/2003          10,315             10,248                11,154
     12/31/2003          10,682             10,786                11,677
      1/31/2004          11,089             10,984                12,021
      2/29/2004          11,446             11,137                12,323
      3/31/2004          11,293             10,969                12,176
      4/30/2004          10,743             10,796                11,586
      5/31/2004          11,059             10,944                11,783
      6/30/2004          11,120             11,157                11,818
      7/31/2004          10,814             10,788                11,543
      8/31/2004          11,191             10,832                11,915
      9/30/2004          11,303             10,949                11,789
     10/31/2004          11,517             11,116                11,815
     11/30/2004          12,052             11,566                12,144
     12/31/2004          12,524             11,960                12,638
      1/31/2005          12,001             11,668                12,345
      2/28/2005          12,063             11,914                12,251
      3/31/2005          11,683             11,703                11,758
      4/30/2005          11,458             11,481                11,738
      5/31/2005          11,858             11,846                12,041
      6/30/2005          12,196             11,863                12,187
      7/31/2005          12,667             12,304                12,346
      8/31/2005          12,360             12,192                12,098
      9/30/2005          12,401             12,290                12,196
     10/31/2005          12,411             12,086                12,559
     11/30/2005          12,954             12,543                13,095
     12/31/2005          12,942             12,547                13,109
      1/31/2006          13,253             12,879                13,204
      2/28/2006          13,522             12,914                13,439
      3/31/2006          13,718             13,075                13,448

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/02/98)                 (04/06/98)             (09/01/04)         (04/19/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND    17.42%   6.50%    4.03%    16.85%   6.13%    3.07%    17.12%     13.46%  16.21%    4.65%
S&P 500 INDEX              11.73%   3.97%    3.41%    11.73%   3.97%    3.40%    11.73%     12.54%  11.73%    2.38%
S&P 500 FINANCIALS INDEX   17.44%   6.56%    5.97%    17.44%   6.56%    5.43%    17.44%     11.25%  17.44%    5.56%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                          FINANCIAL SERVICES FUND
                                          -----------------------
Other                                               4%
Commercial Banks                                   24%
Insurance                                          23%
Real Estate                                        19%
Capital Markets                                    15%
Thrifts & Mortgage Finance                          9%
Diversified Financial Services                      6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 2, 1998
Advisor Class                              April 6, 1998
A-Class                                September 1, 2004
C-Class                                   April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Wachovia Corp.                                      2.0%
American International Group, Inc.                  1.7%
Citigroup, Inc.                                     1.6%
Bank of America Corp.                               1.5%
J.P. Morgan Chase & Co.                             1.2%
Goldman Sachs Group, Inc.                           1.2%
Bank of New York Co., Inc.                          1.1%
Fannie Mae                                          1.1%
Morgan Stanley                                      1.1%
Capital One Financial Corp.                         1.0%
--------------------------------------------------------
Top Ten Total                                      13.5%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

INCEPTION: April 17, 1998

Rydex Health Care Fund Investor Class, with a one-year return of 14.40%, outperformed the broader market S&P 500 Index in the past 12 months by 2.67%, but underperformed the S&P 500 Index in the first quarter of 2006. Biotechnology and healthcare providers and services sub-sectors contributed almost 75% of the returns in the preceding 12 months. The situation reversed in the last three months and pharmaceuticals and health care equipment and supplies outperformed the previously mentioned two sub-sectors. Quick resolution of lawsuits such as the Vioxx trials and some clarity in the course of future healthcare reform will brighten the outlook for the sector.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      HEALTH CARE                                 S&P 500
        DATE          FUND C-CLASS       S&P 500 INDEX       HEALTH CARE INDEX*
     ----------       ------------       -------------       ------------------
      3/30/2001          10,000             10,000                10,000
      3/31/2001          10,000             10,000                10,000
      4/30/2001          10,276             10,777                10,266
      5/31/2001          10,409             10,849                10,371
      6/30/2001          10,107             10,585                 9,889
      7/31/2001          10,418             10,481                10,412
      8/31/2001          10,053              9,825                10,024
      9/30/2001          10,036              9,032                10,169
     10/31/2001          10,009              9,204                10,111
     11/30/2001          10,400              9,910                10,588
     12/31/2001          10,124              9,997                10,243
      1/31/2002           9,938              9,851                10,137
      2/28/2002           9,947              9,661                10,163
      3/31/2002          10,000             10,024                10,178
      4/30/2002           9,431              9,416                 9,540
      5/31/2002           9,289              9,347                 9,343
      6/30/2002           8,436              8,681                 8,479
      7/31/2002           8,213              8,004                 8,295
      8/31/2002           8,284              8,057                 8,383
      9/30/2002           7,778              7,181                 7,838
     10/31/2002           8,089              7,813                 8,299
     11/30/2002           8,222              8,273                 8,509
     12/31/2002           8,018              7,787                 8,197
      1/31/2003           8,027              7,583                 8,156
      2/28/2003           7,849              7,469                 7,998
      3/31/2003           8,027              7,542                 8,267
      4/30/2003           8,516              8,163                 8,547
      5/31/2003           9,111              8,593                 8,691
      6/30/2003           9,342              8,703                 9,059
      7/31/2003           9,751              8,856                 8,920
      8/31/2003           9,671              9,029                 8,576
      9/30/2003           9,698              8,933                 8,603
     10/31/2003           9,938              9,439                 8,660
     11/30/2003          10,178              9,522                 8,785
     12/31/2003          10,489             10,021                 9,289
      1/31/2004          10,889             10,205                 9,541
      2/29/2004          10,942             10,347                 9,607
      3/31/2004          10,764             10,191                 9,206
      4/30/2004          10,880             10,031                 9,488
      5/31/2004          10,836             10,168                 9,454
      6/30/2004          10,898             10,366                 9,421
      7/31/2004          10,178             10,023                 8,911
      8/31/2004          10,276             10,064                 9,050
      9/30/2004          10,338             10,173                 8,881
     10/31/2004          10,098             10,328                 8,683
     11/30/2004          10,418             10,746                 8,816
     12/31/2004          11,031             11,111                 9,310
      1/31/2005          10,711             10,841                 9,009
      2/28/2005          10,942             11,069                 9,270
      3/31/2005          10,836             10,873                 9,216
      4/30/2005          11,067             10,667                 9,525
      5/31/2005          11,307             11,006                 9,602
      6/30/2005          11,351             11,022                 9,561
      7/31/2005          11,698             11,431                 9,778
      8/31/2005          11,760             11,327                 9,724
      9/30/2005          11,733             11,419                 9,663
     10/31/2005          11,449             11,228                 9,371
     11/30/2005          11,804             11,653                 9,444
     12/31/2005          12,071             11,657                 9,762
      1/31/2006          12,284             11,966                 9,899
      2/28/2006          12,347             11,998                 9,976
      3/31/2006          12,258             12,148                 9,846

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      HEALTH CARE
                          FUND                                    S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       HEALTH CARE INDEX*
     ----------      --------------      -------------       ------------------
      4/17/1998          10,000             10,000                10,000
      4/30/1998          10,070              9,906                10,125
      5/31/1998           9,790              9,736                 9,911
      6/30/1998          10,490             10,132                10,621
      7/31/1998          10,450             10,024                10,662
      8/31/1998           9,270              8,574                 9,454
      9/30/1998          10,220              9,124                10,557
     10/31/1998          10,550              9,866                10,925
     11/30/1998          11,080             10,464                11,581
     12/31/1998          11,520             11,067                12,079
      1/31/1999          11,330             11,530                12,028
      2/28/1999          11,290             11,171                12,126
      3/31/1999          11,450             11,618                12,403
      4/30/1999          10,700             12,068                11,570
      5/31/1999          10,370             11,783                11,226
      6/30/1999          10,680             12,437                11,732
      7/31/1999          10,160             12,049                11,078
      8/31/1999          10,420             11,989                11,437
      9/30/1999           9,560             11,661                10,502
     10/31/1999          10,420             12,398                11,656
     11/30/1999          10,605             12,650                11,723
     12/31/1999          10,015             13,396                10,673
      1/31/2000          10,475             12,723                11,298
      2/29/2000           9,755             12,482                10,111
      3/31/2000          10,255             13,703                10,656
      4/30/2000          10,745             13,291                11,494
      5/31/2000          11,056             13,018                12,114
      6/30/2000          11,986             13,339                13,119
      7/31/2000          11,476             13,130                12,376
      8/31/2000          11,696             13,946                12,438
      9/30/2000          12,116             13,210                13,054
     10/31/2000          12,386             13,154                13,524
     11/30/2000          12,826             12,117                14,083
     12/31/2000          13,127             12,176                14,466
      1/31/2001          12,036             12,608                13,274
      2/28/2001          12,206             11,458                13,290
      3/31/2001          11,256             10,732                12,295
      4/30/2001          11,566             11,566                12,621
      5/31/2001          11,736             11,644                12,751
      6/30/2001          11,406             11,361                12,158
      7/31/2001          11,756             11,249                12,801
      8/31/2001          11,366             10,545                12,324
      9/30/2001          11,346              9,693                12,502
     10/31/2001          11,326              9,878                12,431
     11/30/2001          11,776             10,636                13,017
     12/31/2001          11,476             10,729                12,594
      1/31/2002          11,276             10,572                12,464
      2/28/2002          11,286             10,368                12,495
      3/31/2002          11,366             10,758                12,514
      4/30/2002          10,725             10,106                11,730
      5/31/2002          10,565             10,032                11,487
      6/30/2002           9,605              9,317                10,425
      7/31/2002           9,355              8,591                10,198
      8/31/2002           9,445              8,647                10,306
      9/30/2002           8,874              7,707                 9,637
     10/31/2002           9,235              8,386                10,203
     11/30/2002           9,405              8,879                10,461
     12/31/2002           9,175              8,358                10,078
      1/31/2003           9,205              8,139                10,028
      2/28/2003           9,005              8,017                 9,834
      3/31/2003           9,215              8,094                10,164
      4/30/2003           9,785              8,761                10,509
      5/31/2003          10,475              9,223                10,685
      6/30/2003          10,745              9,340                11,138
      7/31/2003          11,226              9,505                10,967
      8/31/2003          11,146              9,690                10,543
      9/30/2003          11,186              9,588                10,577
     10/31/2003          11,486             10,130                10,647
     11/30/2003          11,776             10,219                10,801
     12/31/2003          12,146             10,755                11,420
      1/31/2004          12,616             10,952                11,731
      2/29/2004          12,686             11,105                11,811
      3/31/2004          12,506             10,937                11,318
      4/30/2004          12,646             10,765                11,665
      5/31/2004          12,596             10,913                11,624
      6/30/2004          12,686             11,125                11,583
      7/31/2004          11,856             10,757                10,955
      8/31/2004          11,976             10,801                11,126
      9/30/2004          12,056             10,918                10,918
     10/31/2004          11,786             11,084                10,676
     11/30/2004          12,176             11,533                10,839
     12/31/2004          12,906             11,925                11,447
      1/31/2005          12,546             11,635                11,076
      2/28/2005          12,826             11,880                11,397
      3/31/2005          12,716             11,669                11,331
      4/30/2005          12,997             11,448                11,711
      5/31/2005          13,297             11,812                11,806
      6/30/2005          13,357             11,829                11,755
      7/31/2005          13,787             12,269                12,022
      8/31/2005          13,867             12,157                11,955
      9/30/2005          13,857             12,255                11,881
     10/31/2005          13,527             12,051                11,522
     11/30/2005          13,947             12,507                11,611
     12/31/2005          14,277             12,511                12,002
      1/31/2006          14,547             12,842                12,171
      2/28/2006          14,627             12,877                12,265
      3/31/2006          14,547             13,038                12,106

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

------------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS                C-CLASS
                                  (04/17/98)                 (05/11/98)             (09/01/04)              (03/30/01)
------------------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    FIVE     SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND           14.40%   5.26%    4.83%    13.80%   4.74%    4.40%    14.12%   12.25%    13.13%   4.16%     4.15%
S&P 500 INDEX              11.73%   3.97%    3.39%    11.73%   3.97%    3.59%    11.73%   12.54%    11.73%   3.97%     3.97%
S&P 500 HEALTH CARE INDEX   8.45%   1.13%    3.78%     8.45%   1.13%    3.79%     8.45%    6.92%     8.45%   1.13%     1.13%
------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                             HEALTH CARE FUND
                                             ----------------
Pharmaceuticals                                    34%
Health Care Providers & Services                   27%
Health Care Equipment & Supplies                   23%
Biotechnology                                      16%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                            April 17, 1998
Advisor Class                               May 11, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Pfizer, Inc.                                        6.1%
Johnson & Johnson, Inc.                             6.0%
Amgen, Inc.                                         3.4%
Genentech, Inc.                                     3.4%
Merck & Co., Inc.                                   3.2%
UnitedHealth Group, Inc.                            3.0%
Abbott Laboratories                                 2.8%
Wyeth                                               2.8%
Eli Lilly & Co.                                     2.7%
Medtronic, Inc.                                     2.6%
--------------------------------------------------------
Top Ten Total                                      36.0%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INCEPTION: April 6, 2000

For the year ended March 31, 2006, Internet companies posted very strong returns. Rydex Internet Fund Investor Class handed in a one year return of 24.56%-- more than double that of the S&P 500's 11.73% for the same period. Internet systems and security companies (including Symantec, Verisign and Check Point Software) had disappointing years, while Internet equipment makers (including Ciena and Broadcom) experienced a resurgence in their share prices. Generally, improved company fundamentals and increasing demand for broadband services helped the industry.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     INTERNET FUND                          S&P 500 INFORMATION
        DATE            C-CLASS          S&P 500 INDEX       TECHNOLOGY INDEX*
     ----------      -------------       -------------      -------------------
      4/19/2001          10,000             10,000                10,000
      4/30/2001           9,489              9,968                 9,406
      5/31/2001           9,399             10,035                 8,935
      6/30/2001           8,906              9,791                 9,038
      7/31/2001           7,891              9,694                 8,500
      8/31/2001           6,330              9,087                 7,427
      9/30/2001           4,923              8,354                 5,966
     10/31/2001           5,661              8,513                 7,003
     11/30/2001           6,867              9,166                 8,196
     12/31/2001           6,833              9,246                 8,036
      1/31/2002           6,491              9,111                 8,146
      2/28/2002           5,204              8,936                 7,002
      3/31/2002           5,670              9,272                 7,435
      4/30/2002           4,684              8,709                 6,514
      5/31/2002           4,502              8,645                 6,261
      6/30/2002           3,875              8,029                 5,499
      7/31/2002           3,356              7,404                 5,040
      8/31/2002           3,390              7,452                 4,978
      9/30/2002           2,901              6,642                 4,104
     10/31/2002           3,582              7,227                 5,019
     11/30/2002           4,579              7,652                 5,863
     12/31/2002           3,822              7,203                 5,016
      1/31/2003           3,809              7,014                 4,931
      2/28/2003           3,743              6,909                 5,050
      3/31/2003           3,753              6,976                 4,989
      4/30/2003           4,124              7,550                 5,439
      5/31/2003           4,837              7,948                 5,894
      6/30/2003           4,910              8,050                 5,889
      7/31/2003           5,066              8,192                 6,215
      8/31/2003           5,354              8,351                 6,568
      9/30/2003           5,206              8,263                 6,523
     10/31/2003           5,699              8,730                 7,054
     11/30/2003           5,843              8,807                 7,163
     12/31/2003           6,208              9,269                 7,351
      1/31/2004           6,637              9,439                 7,607
      2/29/2004           6,522              9,570                 7,357
      3/31/2004           6,487              9,426                 7,160
      4/30/2004           6,099              9,278                 6,825
      5/31/2004           6,519              9,405                 7,161
      6/30/2004           6,773              9,588                 7,358
      7/31/2004           6,009              9,271                 6,802
      8/31/2004           5,672              9,308                 6,435
      9/30/2004           5,968              9,409                 6,622
     10/31/2004           6,302              9,553                 6,968
     11/30/2004           6,757              9,939                 7,302
     12/31/2004           6,942             10,277                 7,508
      1/31/2005           6,266             10,027                 7,114
      2/28/2005           5,861             10,238                 7,113
      3/31/2005           5,816             10,057                 6,947
      4/30/2005           5,590              9,866                 6,673
      5/31/2005           6,255             10,180                 7,185
      6/30/2005           5,979             10,194                 7,059
      7/31/2005           6,328             10,573                 7,472
      8/31/2005           6,262             10,477                 7,449
      9/30/2005           6,489             10,562                 7,469
     10/31/2005           6,448             10,386                 7,304
     11/30/2005           6,743             10,778                 7,767
     12/31/2005           6,734             10,782                 7,537
      1/31/2006           7,017             11,068                 7,778
      2/28/2006           6,873             11,098                 7,700
      3/31/2006           7,172             11,236                 7,839

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     INTERNET FUND                          S&P 500 INFORMATION
        DATE         INVESTOR CLASS      S&P 500 INDEX       TECHNOLOGY INDEX*
     ----------      --------------      -------------      -------------------
       4/6/2000          10,000             10,000                10,000
      4/30/2000           8,660              9,679                 9,379
      5/31/2000           7,040              9,480                 8,395
      6/30/2000           7,770              9,714                 9,358
      7/31/2000           7,590              9,562                 8,911
      8/31/2000           8,550             10,156                 9,908
      9/30/2000           7,290              9,620                 8,052
     10/31/2000           5,920              9,579                 7,586
     11/30/2000           4,120              8,824                 6,023
     12/31/2000           3,410              8,867                 5,362
      1/31/2001           4,160              9,182                 6,323
      2/28/2001           2,840              8,344                 4,551
      3/31/2001           2,090              7,816                 3,972
      4/30/2001           2,535              8,423                 4,645
      5/31/2001           2,513              8,480                 4,412
      6/30/2001           2,383              8,273                 4,463
      7/31/2001           2,114              8,192                 4,197
      8/31/2001           1,697              7,679                 3,667
      9/30/2001           1,321              7,059                 2,946
     10/31/2001           1,520              7,193                 3,458
     11/30/2001           1,845              7,745                 4,047
     12/31/2001           1,837              7,813                 3,968
      1/31/2002           1,746              7,699                 4,022
      2/28/2002           1,401              7,551                 3,458
      3/31/2002           1,528              7,835                 3,671
      4/30/2002           1,263              7,360                 3,216
      5/31/2002           1,215              7,305                 3,092
      6/30/2002           1,047              6,785                 2,715
      7/31/2002             908              6,256                 2,489
      8/31/2002             918              6,297                 2,458
      9/30/2002             786              5,613                 2,026
     10/31/2002             971              6,107                 2,478
     11/30/2002           1,243              6,466                 2,895
     12/31/2002           1,038              6,086                 2,477
      1/31/2003           1,035              5,927                 2,435
      2/28/2003           1,018              5,838                 2,494
      3/31/2003           1,022              5,895                 2,463
      4/30/2003           1,123              6,380                 2,685
      5/31/2003           1,319              6,716                 2,910
      6/30/2003           1,340              6,802                 2,908
      7/31/2003           1,383              6,922                 3,069
      8/31/2003           1,463              7,057                 3,243
      9/30/2003           1,424              6,982                 3,221
     10/31/2003           1,560              7,377                 3,483
     11/30/2003           1,601              7,442                 3,537
     12/31/2003           1,703              7,832                 3,630
      1/31/2004           1,821              7,976                 3,756
      2/29/2004           1,791              8,087                 3,633
      3/31/2004           1,783              7,965                 3,535
      4/30/2004           1,678              7,840                 3,370
      5/31/2004           1,795              7,947                 3,536
      6/30/2004           1,866              8,102                 3,633
      7/31/2004           1,657              7,834                 3,359
      8/31/2004           1,565              7,865                 3,178
      9/30/2004           1,648              7,951                 3,270
     10/31/2004           1,741              8,072                 3,441
     11/30/2004           1,869              8,399                 3,606
     12/31/2004           1,922              8,684                 3,707
      1/31/2005           1,736              8,473                 3,513
      2/28/2005           1,625              8,651                 3,512
      3/31/2005           1,615              8,498                 3,430
      4/30/2005           1,553              8,337                 3,295
      5/31/2005           1,739              8,602                 3,548
      6/30/2005           1,664              8,614                 3,485
      7/31/2005           1,762              8,935                 3,690
      8/31/2005           1,746              8,853                 3,678
      9/30/2005           1,810              8,925                 3,688
     10/31/2005           1,800              8,776                 3,606
     11/30/2005           1,884              9,108                 3,835
     12/31/2005           1,883              9,111                 3,722
      1/31/2006           1,964              9,352                 3,840
      2/28/2006           1,925              9,378                 3,802
      3/31/2006           2,011              9,494                 3,871

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS               A-CLASS                C-CLASS
                                  (04/06/00)                  (04/06/00)               (09/01/04)            (04/19/01)
---------------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE     FIVE    SINCE        ONE    SINCE           ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR     YEAR  INCEPTION     YEAR   INCEPTION       YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------------
INTERNET FUND              24.56%  -0.77%   -23.51%   23.97%   -1.31%   -23.93%    24.23%     16.63%      23.31%    -6.50%
S&P 500 INDEX              11.73%   3.97%    -0.86%   11.73%    3.97%    -0.86%    11.73%     12.54%      11.73%     2.38%
S&P 500 INFORMATION
TECHNOLOGY INDEX           13.53%  -0.11%   -14.35%   13.53%   -0.11%   -14.35%    13.53%     13.59%      13.53%    -4.41%
---------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                              INTERNET FUND
                                              -------------
Other                                              19%
Internet Software & Services                       28%
Communications Equipment                           27%
Software                                           14%
Media                                               6%
Internet & Catalog Retail                           6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 6, 2000
Advisor Class                              April 6, 2000
A-Class                                September 1, 2004
C-Class                                   April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Cisco Systems, Inc.                                 9.5%
Qualcomm, Inc.                                      7.2%
Google, Inc. -- Class A                             6.4%
Time Warner, Inc.                                   6.2%
eBay, Inc.                                          5.1%
Yahoo!, Inc.                                        4.6%
Broadcom Corp. -- Class A                           3.6%
Sun Microsystems, Inc.                              3.3%
Research In Motion Ltd.                             3.2%
Symantec Corp.                                      3.1%
--------------------------------------------------------
Top Ten Total                                      52.2%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses.

INCEPTION: April 1, 1998

For the first time in four years, the leisure industry failed to outperform the S&P 500 Index. Despite positive recent performance, Rydex Leisure Fund Investor Class trailed the broader market by nearly 5%, delivering a one year return of 6.75% for the period ending March 31, 2006. Casino and gaming stocks continued to perform well, along with restaurants. Advertising and media companies, and electronics and software producers languished.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      LEISURE FUND                           S&P 500 CONSUMER
        DATE            C-CLASS          S&P 500 INDEX     DISCRETIONARY INDEX*
     ----------       ------------       -------------     --------------------
       5/3/2001          10,000             10,000                10,000
      5/31/2001          10,300             10,072                10,181
      6/30/2001          10,228              9,827                10,023
      7/31/2001           9,462              9,730                10,052
      8/31/2001           8,449              9,121                 8,984
      9/30/2001           6,546              8,384                 7,843
     10/31/2001           6,732              8,544                 8,022
     11/30/2001           7,342              9,200                 9,107
     12/31/2001           7,580              9,280                 9,325
      1/31/2002           7,859              9,145                 9,242
      2/28/2002           7,787              8,968                 9,353
      3/31/2002           8,201              9,306                 9,521
      4/30/2002           8,438              8,742                 9,133
      5/31/2002           8,366              8,677                 9,110
      6/30/2002           7,911              8,059                 8,373
      7/31/2002           7,249              7,431                 7,387
      8/31/2002           7,125              7,480                 7,577
      9/30/2002           6,515              6,667                 6,921
     10/31/2002           6,494              7,254                 7,367
     11/30/2002           6,805              7,680                 7,723
     12/31/2002           6,360              7,229                 7,046
      1/31/2003           6,081              7,040                 6,814
      2/28/2003           5,822              6,934                 6,753
      3/31/2003           6,070              7,002                 6,933
      4/30/2003           6,477              7,578                 7,735
      5/31/2003           6,898              7,978                 8,124
      6/30/2003           7,173              8,079                 8,239
      7/31/2003           7,401              8,222                 8,416
      8/31/2003           7,590              8,382                 8,832
      9/30/2003           7,494              8,293                 8,409
     10/31/2003           8,080              8,762                 9,156
     11/30/2003           8,283              8,839                 9,234
     12/31/2003           8,476              9,303                 9,588
      1/31/2004           8,728              9,474                 9,510
      2/29/2004           9,145              9,605                 9,702
      3/31/2004           9,283              9,460                 9,687
      4/30/2004           8,911              9,312                 9,532
      5/31/2004           8,811              9,440                 9,596
      6/30/2004           8,935              9,623                 9,640
      7/31/2004           8,594              9,305                 9,254
      8/31/2004           8,470              9,342                 9,239
      9/30/2004           8,876              9,444                 9,506
     10/31/2004           9,038              9,588                 9,891
     11/30/2004           9,659              9,976                10,281
     12/31/2004          10,334             10,315                10,753
      1/31/2005          10,131             10,064                10,303
      2/28/2005          10,114             10,276                10,250
      3/31/2005          10,131             10,094                10,118
      4/30/2005           9,583              9,902                 9,462
      5/31/2005          10,010             10,217                10,011
      6/30/2005           9,866             10,232                 9,997
      7/31/2005          10,072             10,612                10,554
      8/31/2005           9,693             10,516                10,184
      9/30/2005           9,448             10,601                 9,885
     10/31/2005           9,317             10,424                 9,686
     11/30/2005           9,752             10,818                10,054
     12/31/2005           9,693             10,822                 9,962
      1/31/2006          10,169             11,109                10,133
      2/28/2006          10,272             11,139                10,195
      3/31/2006          10,703             11,277                10,230

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      LEISURE FUND                           S&P 500 CONSUMER
        DATE         INVESTOR CLASS      S&P 500 INDEX     DISCRETIONARY INDEX*
     ----------      --------------      -------------     --------------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998           9,790             10,042                10,170
      5/31/1998           9,480              9,869                10,503
      6/30/1998           9,810             10,270                10,931
      7/31/1998           9,680             10,160                10,860
      8/31/1998           8,190              8,691                 9,185
      9/30/1998           8,480              9,248                 9,104
     10/31/1998           9,180             10,001                10,148
     11/30/1998           9,840             10,607                10,912
     12/31/1998          10,630             11,218                11,749
      1/31/1999          11,020             11,687                12,408
      2/28/1999          10,950             11,324                12,426
      3/31/1999          11,210             11,777                12,975
      4/30/1999          11,160             12,233                13,308
      5/31/1999          10,610             11,944                12,729
      6/30/1999          10,760             12,607                13,485
      7/31/1999          10,440             12,213                12,694
      8/31/1999           9,950             12,153                12,247
      9/30/1999           9,960             11,820                12,305
     10/31/1999          10,510             12,568                13,172
     11/30/1999          10,697             12,823                13,298
     12/31/1999          11,626             13,578                14,575
      1/31/2000          11,272             12,896                13,356
      2/29/2000          10,657             12,652                12,577
      3/31/2000          11,202             13,890                14,006
      4/30/2000          10,798             13,472                13,729
      5/31/2000          10,657             13,195                13,098
      6/30/2000          10,697             13,521                12,771
      7/31/2000          10,425             13,309                12,616
      8/31/2000          10,788             14,136                12,366
      9/30/2000          10,354             13,390                12,096
     10/31/2000          10,203             13,333                11,862
     11/30/2000           9,062             12,282                11,162
     12/31/2000           9,032             12,342                11,553
      1/31/2001          10,082             12,780                13,113
      2/28/2001           9,365             11,615                12,095
      3/31/2001           8,598             10,879                11,530
      4/30/2001           9,648             11,724                12,516
      5/31/2001          10,072             11,803                12,859
      6/30/2001          10,001             11,516                12,660
      7/31/2001           9,254             11,402                12,696
      8/31/2001           8,265             10,688                11,347
      9/30/2001           6,408              9,825                 9,907
     10/31/2001           6,620             10,013                10,132
     11/30/2001           7,216             10,781                11,503
     12/31/2001           7,448             10,875                11,778
      1/31/2002           7,720             10,716                11,673
      2/28/2002           7,660             10,510                11,813
      3/31/2002           8,073             10,905                12,025
      4/30/2002           8,316             10,244                11,535
      5/31/2002           8,245             10,168                11,507
      6/30/2002           7,801              9,444                10,575
      7/31/2002           7,165              8,708                 9,330
      8/31/2002           7,034              8,765                 9,570
      9/30/2002           6,439              7,812                 8,741
     10/31/2002           6,428              8,500                 9,305
     11/30/2002           6,741              9,000                 9,755
     12/31/2002           6,307              8,472                 8,899
      1/31/2003           6,025              8,250                 8,606
      2/28/2003           5,783              8,126                 8,529
      3/31/2003           6,015              8,205                 8,757
      4/30/2003           6,435              8,881                 9,769
      5/31/2003           6,859              9,349                10,261
      6/30/2003           7,142              9,468                10,407
      7/31/2003           7,370              9,635                10,630
      8/31/2003           7,569              9,823                11,155
      9/30/2003           7,478              9,718                10,620
     10/31/2003           8,073             10,268                11,565
     11/30/2003           8,272             10,359                11,663
     12/31/2003           8,474             10,902                12,110
      1/31/2004           8,733             11,102                12,011
      2/29/2004           9,157             11,256                12,254
      3/31/2004           9,305             11,086                12,235
      4/30/2004           8,935             10,912                12,040
      5/31/2004           8,844             11,062                12,120
      6/30/2004           8,975             11,277                12,176
      7/31/2004           8,638             10,904                11,689
      8/31/2004           8,524             10,948                11,670
      9/30/2004           8,941             11,067                12,007
     10/31/2004           9,113             11,236                12,492
     11/30/2004           9,749             11,690                12,985
     12/31/2004          10,442             12,088                13,581
      1/31/2005          10,243             11,793                13,013
      2/28/2005          10,236             12,042                12,947
      3/31/2005          10,260             11,828                12,780
      4/30/2005           9,715             11,604                11,951
      5/31/2005          10,159             11,973                12,644
      6/30/2005          10,018             11,990                12,626
      7/31/2005          10,236             12,436                13,331
      8/31/2005           9,860             12,323                12,863
      9/30/2005           9,621             12,422                12,486
     10/31/2005           9,496             12,215                12,234
     11/30/2005           9,944             12,677                12,699
     12/31/2005           9,893             12,682                12,582
      1/31/2006          10,388             13,018                12,799
      2/28/2006          10,502             13,053                12,876
      3/31/2006          10,953             13,215                12,921

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/01/98)                 (06/03/98)             (09/01/04)         (05/03/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
LEISURE FUND                6.75%   4.96%    1.14%     6.17%   4.56%   1.47%      6.48%    16.38%    5.65%    1.39%
S&P 500 INDEX              11.73%   3.97%    3.55%    11.73%   3.97%   3.90%     11.73%    12.54%   11.73%    2.48%
S&P 500 CONSUMER
DISCRETIONARY INDEX         2.23%   3.28%    4.24%     2.23%   3.28%   3.65%      2.23%     7.71%    2.23%    1.43%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                               LEISURE FUND
                                               ------------
Hotels Restaurants & Leisure                       62%
Media                                              21%
Leisure Equipment & Products                       12%
Software                                            5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                               June 3, 1998
A-Class                                September 1, 2004
C-Class                                      May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Time Warner, Inc.                                   5.0%
Walt Disney Co.                                     4.6%
McDonald's Corp.                                    3.8%
News Corp. -- Class A                               3.6%
Starbucks Corp.                                     3.5%
Las Vegas Sands Corp.                               3.1%
Carnival Corp.                                      3.1%
Electronic Arts, Inc.                               2.4%
Marriott International -- Class A                   2.3%
Yum! Brands, Inc.                                   2.3%
--------------------------------------------------------
Top Ten Total                                      33.7%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INCEPTION: December 1, 1993

Precious metals stocks stumbled in the early spring of 2005. However, the sector regained its footing as investors in search of hard assets looked to gold (and companies associated with gold and precious metals mining). Precious metals stocks rallied as the XAU gained 52.76% during the period. The Fund's methodology caused the Fund to be underweight in larger cap stocks like Barrick Gold and overweight in small-cap stocks relative to the XAU, an index that consists of 12 precious metals mining companies. While this led to the fund's underperformance relative to the XAU for much of the period, smaller cap precious metals companies have performed well since the beginning of 2006 and have helped the fund keep pace with the XAU. Rydex Precious Metals Fund Investor Class gained 52.92% during the period.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     PRECIOUS METALS                              S&P 500
        DATE          FUND C-CLASS       S&P 500 INDEX       MATERIALS INDEX*
     ----------      ---------------     -------------       ----------------
      4/27/2001          10,000             10,000                10,000
      4/30/2001           9,922              9,972                 9,930
      5/31/2001          10,211             10,039                10,290
      6/30/2001           9,922              9,794                 9,839
      7/31/2001           9,574              9,698                 9,852
      8/31/2001          10,171              9,091                 9,739
      9/30/2001          10,524              8,357                 8,638
     10/31/2001          10,220              8,516                 8,843
     11/30/2001          10,020              9,169                 9,869
     12/31/2001          10,345              9,250                 9,621
      1/31/2002          11,737              9,115                 9,802
      2/28/2002          12,699              8,939                10,290
      3/31/2002          13,675              9,275                10,628
      4/30/2002          14,124              8,713                10,116
      5/31/2002          16,448              8,649                10,583
      6/30/2002          14,159              8,032                10,346
      7/31/2002          11,909              7,406                 9,180
      8/31/2002          13,804              7,455                 9,115
      9/30/2002          13,557              6,645                 7,923
     10/31/2002          12,506              7,230                 8,319
     11/30/2002          12,580              7,655                 9,293
     12/31/2002          15,195              7,205                 8,880
      1/31/2003          15,032              7,017                 8,437
      2/28/2003          14,026              6,911                 8,186
      3/31/2003          13,000              6,978                 8,183
      4/30/2003          12,694              7,553                 8,935
      5/31/2003          14,193              7,951                 9,186
      6/30/2003          14,795              8,053                 9,247
      7/31/2003          15,466              8,195                 9,972
      8/31/2003          17,390              8,354                10,258
      9/30/2003          17,075              8,266                 9,772
     10/31/2003          18,407              8,733                10,662
     11/30/2003          21,357              8,810                10,882
     12/31/2003          21,396              9,272                11,967
      1/31/2004          18,944              9,442                11,391
      2/29/2004          19,950              9,574                11,945
      3/31/2004          21,297              9,429                11,694
      4/30/2004          15,939              9,281                11,129
      5/31/2004          17,527              9,409                11,367
      6/30/2004          16,782              9,592                11,925
      7/31/2004          16,531              9,274                11,661
      8/31/2004          17,814              9,312                11,844
      9/30/2004          19,699              9,412                12,280
     10/31/2004          19,442              9,556                12,179
     11/30/2004          19,916              9,943                13,098
     12/31/2004          18,199             10,281                13,259
      1/31/2005          16,896             10,031                12,845
      2/28/2005          18,110             10,242                13,818
      3/31/2005          16,960             10,060                13,426
      4/30/2005          14,868              9,870                12,481
      5/31/2005          15,292             10,184                12,334
      6/30/2005          16,536             10,198                12,088
      7/31/2005          16,156             10,577                12,732
      8/31/2005          16,817             10,481                12,179
      9/30/2005          19,600             10,566                12,250
     10/31/2005          18,278             10,390                12,310
     11/30/2005          19,975             10,782                13,180
     12/31/2005          21,899             10,786                13,544
      1/31/2006          26,237             11,072                14,177
      2/28/2006          23,483             11,102                13,872
      3/31/2006          25,669             11,240                14,466

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        PRECIOUS
                      METALS FUND                                 S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       MATERIALS INDEX*
     ----------      --------------      -------------       ----------------
      12/1/1993          10,000             10,000                10,000
     12/31/1993          10,660             10,118                10,264
      3/31/1994          10,030              9,734                10,298
      6/30/1994           8,340              9,775                10,403
      9/30/1994           9,520             10,253                11,526
     12/31/1994           7,948             10,252                10,604
      3/31/1995           8,854             11,250                11,416
      6/30/1995           8,805             12,324                12,337
      9/30/1995           9,107             13,303                12,631
     12/31/1995           8,865             14,104                12,438
      3/31/1996          10,570             14,861                14,028
      6/30/1996           9,138             15,528                13,177
      9/30/1996           8,553             16,008                13,760
     12/31/1996           8,633             17,342                14,103
      3/31/1997           7,705             17,807                14,147
      6/30/1997           7,060             20,916                15,877
      9/30/1997           8,028             22,482                16,498
     12/31/1997           5,386             23,128                14,992
      3/31/1998           5,870             26,354                16,552
      6/30/1998           5,083             27,224                15,935
      9/30/1998           5,285             24,516                13,433
     12/31/1998           4,609             29,738                13,795
      3/31/1999           4,226             31,219                13,899
      6/30/1999           4,730             33,420                16,682
      9/30/1999           5,386             31,333                15,241
     12/31/1999           4,609             35,995                16,963
      3/31/2000           3,792             36,820                14,803
      6/30/2000           3,921             35,842                12,522
      9/30/2000           3,522             35,495                11,477
     12/31/2000           3,605             32,718                13,957
      3/31/2001           3,576             28,839                13,088
      6/30/2001           4,087             30,527                14,416
      9/30/2001           4,343             26,046                12,655
     12/31/2001           4,277             28,829                14,097
      3/31/2002           5,667             28,908                15,572
      6/30/2002           5,880             25,035                15,158
      9/30/2002           5,644             20,710                11,609
     12/31/2002           6,341             22,458                13,011
      3/31/2003           5,439             21,750                11,989
      6/30/2003           6,207             25,098                13,548
      9/30/2003           7,182             25,762                14,317
     12/31/2003           9,024             28,900                17,533
      3/31/2004           9,004             29,389                17,134
      6/30/2004           7,112             29,895                17,471
      9/30/2004           8,370             29,337                17,992
     12/31/2004           7,750             32,044                19,425
      3/31/2005           7,240             31,356                19,671
      6/30/2005           7,078             31,785                17,710
      9/30/2005           8,410             32,931                17,948
     12/31/2005           9,420             33,618                19,843
      3/31/2006          11,072             35,033                21,194

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

----------------------------------------------------------------------------------------------------------------------------------
                            INVESTOR CLASS                       ADVISOR CLASS                     A-CLASS            C-CLASS
                              (12/01/93)                           (08/01/03)                    (09/01/04)         (04/27/01)
----------------------------------------------------------------------------------------------------------------------------------
                      ONE    FIVE     TEN    SINCE       ONE     FIVE      TEN     SINCE         ONE    SINCE       ONE    SINCE
                     YEAR    YEAR    YEAR  INCEPTION    YEAR     YEAR**   YEAR** INCEPTION**    YEAR  INCEPTION    YEAR  INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS
FUND               52.92%  25.36%   0.46%    0.83%    52.19%   24.75%   -0.04%     0.32%      52.58%    26.55%   51.35%    21.09%
S&P 500 INDEX      11.73%   3.97%   8.95%   10.70%    11.73%    3.97%    8.95%    10.70%      11.73%    12.54%   11.73%     2.40%
S&P 500
MATERIALS INDEX    10.60%  12.79%   6.58%    8.70%    10.60%   12.79%    6.58%     8.70%      10.60%    16.15%   10.60%    10.43%
----------------------------------------------------------------------------------------------------------------------------------

** REPRESENTS SYNTHETIC RETURNS AND ARE AS OF THE COMMENCEMENT OF THE FUND; DECEMBER 1, 1993. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003.

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                           PRECIOUS METALS FUND
                                           --------------------
Metals & Mining                                    100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                          December 1, 1993
Advisor Class                             August 1, 2003
A-Class                                September 1, 2004
C-Class                                   April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Barrick Gold Corp.                                 12.5%
Newmont Mining Corp.                               11.4%
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B                                   8.6%
Goldcorp, Inc.                                      6.9%
Coeur d'Alene Mines Corp.                           4.8%
AngloGold Ashanti Ltd. -- SP ADR                    4.6%
Gold Fields Ltd. -- SP ADR                          4.3%
Agnico-Eagle Mines Ltd.                             4.2%
Glamis Gold Ltd.                                    4.2%
Pan American Silver Corp.                           3.8%
--------------------------------------------------------
Top Ten Total                                      65.3%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

INCEPTION: February 20, 2004

Since 1999, the REIT industry easily outperformed the broader markets. The REITs outperformed again during the last 12 months with the S&P REIT Index gaining 38.80% versus 11.73% for the S&P 500 Index. REITs benefited from steady and resilient economic growth. Additionally, privatization and corporate mergers have continued into 2006. Over 12 privatization/merger deals have been announced since 2005. Rydex Real Estate Fund H-Class gained 31.74% during the period.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      REAL ESTATE                                S&P REIT
        DATE          FUND C-CLASS       S&P 500 INDEX       COMPOSITE INDEX*
     ----------       ------------       -------------       ----------------
      2/20/2004          10,000             10,000                10,000
      2/29/2004          10,092             10,012                10,113
      3/31/2004          10,652              9,861                10,633
      4/30/2004           9,048              9,706                 9,024
      5/31/2004           9,608              9,839                 9,637
      6/30/2004           9,904             10,031                 9,869
      7/31/2004           9,888              9,699                 9,856
      8/31/2004          10,660              9,738                10,617
      9/30/2004          10,644              9,843                10,545
     10/31/2004          11,140              9,994                11,084
     11/30/2004          11,606             10,398                11,502
     12/31/2004          12,125             10,752                11,958
      1/31/2005          11,143             10,490                10,906
      2/28/2005          11,389             10,711                11,206
      3/31/2005          11,115             10,521                10,936
      4/30/2005          11,606             10,321                11,521
      5/31/2005          11,996             10,650                11,877
      6/30/2005          12,595             10,665                12,381
      7/31/2005          13,319             11,061                13,229
      8/31/2005          12,784             10,961                12,672
      9/30/2005          12,772             11,049                12,676
     10/31/2005          12,446             10,865                12,359
     11/30/2005          12,909             11,276                12,814
     12/31/2005          12,818             11,280                12,667
      1/31/2006          13,671             11,579                13,602
      2/28/2006          13,866             11,610                13,842
      3/31/2006          14,537             11,755                14,438

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      REAL ESTATE                                S&P REIT
        DATE          FUND H-CLASS       S&P 500 INDEX       COMPOSITE INDEX*
     ----------       ------------       -------------       ----------------
      2/20/2004          10,000             10,000                10,000
      2/29/2004          10,092             10,012                10,113
      3/31/2004          10,660              9,861                10,633
      4/30/2004           9,056              9,706                 9,024
      5/31/2004           9,624              9,839                 9,637
      6/30/2004           9,924             10,031                 9,869
      7/31/2004           9,912              9,699                 9,856
      8/31/2004          10,696              9,738                10,617
      9/30/2004          10,684              9,843                10,545
     10/31/2004          11,188              9,994                11,084
     11/30/2004          11,662             10,398                11,502
     12/31/2004          12,189             10,752                11,958
      1/31/2005          11,212             10,490                10,906
      2/28/2005          11,465             10,711                11,206
      3/31/2005          11,199             10,521                10,936
      4/30/2005          11,702             10,321                11,521
      5/31/2005          12,104             10,650                11,877
      6/30/2005          12,720             10,665                12,381
      7/31/2005          13,455             11,061                13,229
      8/31/2005          12,925             10,961                12,672
      9/30/2005          12,921             11,049                12,676
     10/31/2005          12,591             10,865                12,359
     11/30/2005          13,069             11,276                12,814
     12/31/2005          12,982             11,280                12,667
      1/31/2006          13,856             11,579                13,602
      2/28/2006          14,062             11,610                13,842
      3/31/2006          14,754             11,755                14,438

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

-------------------------------------------------------------------------------------------------------------------------
                                               A-CLASS                      C-CLASS                       H-CLASS
                                              (09/01/04)                   (02/20/04)                   (02/20/04)
-------------------------------------------------------------------------------------------------------------------------
                                                        SINCE                        SINCE                        SINCE
                                        ONE YEAR      INCEPTION      ONE YEAR      INCEPTION      ONE YEAR      INCEPTION
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND                         31.75%         22.82%        30.79%         19.40%        31.74%         20.25%
S&P 500 INDEX                            11.73%         12.54%        11.73%          7.96%        11.73%          7.96%
S&P REIT COMPOSITE INDEX                 38.80%         28.37%        38.80%         25.51%        38.80%         25.51%
-------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P REIT COMPOSITE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                             REAL ESTATE FUND
                                             ----------------
Real Estate                                        100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Simon Property Group, Inc.                          2.4%
Equity Residential                                  2.1%
Vornado Realty Trust                                2.1%
Equity Office Properties Trust                      2.1%
Prologis                                            2.1%
Boston Properties, Inc.                             1.9%
Public Storage, Inc.                                1.9%
General Growth Properties, Inc.                     1.9%
Archstone-Smith Trust                               1.8%
Kimco Realty Corp.                                  1.8%
--------------------------------------------------------
Top Ten Total                                      20.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INCEPTION: April 1, 1998

During the year ended March 31, 2006, many factors weighed heavily on consumers' ability to keep spending. Rising interest rates, and more importantly, rising energy costs, may have made a dent in disposable incomes and put a damper on spending. As a result, retailers as a group underperformed the S&P 500. Rydex Retailing Fund Investor Class, up 9.59%, slightly underperformed the S&P 500 Index. Most notable was the underperformance of Wal-Mart, the Fund's largest holding, which fell roughly 4.5%. Another large holding, Best Buy, picked up much of the slack, rising over 56% during the period--largely due to high performance television sales.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       RETAILING                             S&P 500 CONSUMER
        DATE          FUND C-CLASS       S&P 500 INDEX     DISCRETIONARY INDEX*
     ----------       ------------       -------------     --------------------
       5/9/2001          10,000             10,000                10,000
      5/31/2001          10,225             10,014                10,245
      6/30/2001           9,794              9,770                10,086
      7/31/2001          10,225              9,674                10,115
      8/31/2001           9,391              9,068                 9,040
      9/30/2001           8,399              8,336                 7,892
     10/31/2001           8,633              8,495                 8,072
     11/30/2001           9,738              9,146                 9,164
     12/31/2001          10,112              9,226                 9,384
      1/31/2002          10,253              9,092                 9,300
      2/28/2002          10,234              8,916                 9,411
      3/31/2002          10,318              9,252                 9,580
      4/30/2002          10,140              8,691                 9,190
      5/31/2002           9,963              8,627                 9,167
      6/30/2002           9,373              8,012                 8,425
      7/31/2002           8,184              7,388                 7,433
      8/31/2002           8,371              7,436                 7,624
      9/30/2002           7,594              6,628                 6,964
     10/31/2002           8,099              7,211                 7,413
     11/30/2002           8,399              7,636                 7,772
     12/31/2002           7,631              7,187                 7,090
      1/31/2003           7,294              6,999                 6,856
      2/28/2003           7,079              6,894                 6,795
      3/31/2003           7,313              6,961                 6,977
      4/30/2003           8,071              7,534                 7,783
      5/31/2003           8,446              7,931                 8,175
      6/30/2003           8,745              8,033                 8,291
      7/31/2003           9,185              8,174                 8,468
      8/31/2003           9,953              8,334                 8,887
      9/30/2003           9,326              8,245                 8,461
     10/31/2003          10,281              8,711                 9,214
     11/30/2003          10,431              8,788                 9,292
     12/31/2003          10,122              9,249                 9,648
      1/31/2004          10,047              9,419                 9,569
      2/29/2004          10,627              9,550                 9,763
      3/31/2004          10,646              9,406                 9,747
      4/30/2004          10,215              9,258                 9,592
      5/31/2004          10,365              9,385                 9,656
      6/30/2004          10,468              9,568                 9,700
      7/31/2004           9,869              9,251                 9,312
      8/31/2004           9,635              9,288                 9,297
      9/30/2004           9,822              9,389                 9,566
     10/31/2004          10,094              9,532                 9,952
     11/30/2004          10,618              9,918                10,345
     12/31/2004          10,964             10,255                10,820
      1/31/2005          10,674             10,005                10,367
      2/28/2005          10,787             10,216                10,314
      3/31/2005          11,049             10,035                10,182
      4/30/2005          10,272              9,845                 9,521
      5/31/2005          11,142             10,158                10,073
      6/30/2005          11,489             10,173                10,059
      7/31/2005          12,107             10,551                10,620
      8/31/2005          11,245             10,455                10,248
      9/30/2005          10,768             10,539                 9,947
     10/31/2005          10,824             10,363                 9,747
     11/30/2005          11,461             10,755                10,117
     12/31/2005          11,376             10,759                10,024
      1/31/2006          11,676             11,044                10,196
      2/28/2006          11,667             11,074                10,258
      3/31/2006          11,985             11,212                10,294

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     RETAILING FUND                          S&P 500 CONSUMER
        DATE         INVESTOR CLASS      S&P 500 INDEX     DISCRETIONARY INDEX*
     ----------      --------------      -------------     --------------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998           9,880             10,042                10,170
      5/31/1998          10,270              9,869                10,503
      6/30/1998          10,900             10,270                10,931
      7/31/1998          10,560             10,160                10,860
      8/31/1998           9,110              8,691                 9,185
      9/30/1998           9,040              9,248                 9,104
     10/31/1998          10,090             10,001                10,148
     11/30/1998          11,180             10,607                10,912
     12/31/1998          12,400             11,218                11,749
      1/31/1999          12,870             11,687                12,408
      2/28/1999          12,940             11,324                12,426
      3/31/1999          13,540             11,777                12,975
      4/30/1999          13,220             12,233                13,308
      5/31/1999          12,440             11,944                12,729
      6/30/1999          13,540             12,607                13,485
      7/31/1999          12,650             12,213                12,694
      8/31/1999          11,840             12,153                12,247
      9/30/1999          12,110             11,820                12,305
     10/31/1999          12,630             12,568                13,172
     11/30/1999          13,194             12,823                13,298
     12/31/1999          14,001             13,578                14,575
      1/31/2000          12,105             12,896                13,356
      2/29/2000          11,691             12,652                12,577
      3/31/2000          13,335             13,890                14,006
      4/30/2000          12,498             13,472                13,729
      5/31/2000          11,792             13,195                13,098
      6/30/2000          11,197             13,521                12,771
      7/31/2000          10,944             13,309                12,616
      8/31/2000          10,380             14,136                12,366
      9/30/2000          10,682             13,390                12,096
     10/31/2000          10,561             13,333                11,862
     11/30/2000          10,228             12,282                11,162
     12/31/2000          10,632             12,342                11,553
      1/31/2001          11,641             12,780                13,113
      2/28/2001          10,934             11,615                12,095
      3/31/2001          10,380             10,879                11,530
      4/30/2001          10,924             11,724                12,516
      5/31/2001          11,025             11,803                12,859
      6/30/2001          10,561             11,516                12,660
      7/31/2001          11,045             11,402                12,696
      8/31/2001          10,148             10,688                11,347
      9/30/2001           9,078              9,825                 9,907
     10/31/2001           9,341             10,013                10,132
     11/30/2001          10,551             10,781                11,503
     12/31/2001          10,975             10,875                11,778
      1/31/2002          11,136             10,716                11,673
      2/28/2002          11,126             10,510                11,813
      3/31/2002          11,217             10,905                12,025
      4/30/2002          11,035             10,244                11,535
      5/31/2002          10,844             10,168                11,507
      6/30/2002          10,218              9,444                10,575
      7/31/2002           8,947              8,708                 9,330
      8/31/2002           9,169              8,765                 9,570
      9/30/2002           8,332              7,812                 8,741
     10/31/2002           8,897              8,500                 9,305
     11/30/2002           9,240              9,000                 9,755
     12/31/2002           8,403              8,472                 8,899
      1/31/2003           8,049              8,250                 8,606
      2/28/2003           7,817              8,126                 8,529
      3/31/2003           8,070              8,205                 8,757
      4/30/2003           8,917              8,881                 9,769
      5/31/2003           9,331              9,349                10,261
      6/30/2003           9,674              9,468                10,407
      7/31/2003          10,168              9,635                10,630
      8/31/2003          11,025              9,823                11,155
      9/30/2003          10,349              9,718                10,620
     10/31/2003          11,408             10,268                11,565
     11/30/2003          11,580             10,359                11,663
     12/31/2003          11,247             10,902                12,110
      1/31/2004          11,176             11,102                12,011
      2/29/2004          11,822             11,256                12,254
      3/31/2004          11,842             11,086                12,235
      4/30/2004          11,388             10,912                12,040
      5/31/2004          11,560             11,062                12,120
      6/30/2004          11,691             11,277                12,176
      7/31/2004          11,025             10,904                11,689
      8/31/2004          10,773             10,948                11,670
      9/30/2004          10,985             11,067                12,007
     10/31/2004          11,308             11,236                12,492
     11/30/2004          11,903             11,690                12,985
     12/31/2004          12,296             12,088                13,581
      1/31/2005          11,973             11,793                13,013
      2/28/2005          12,105             12,042                12,947
      3/31/2005          12,407             11,828                12,780
      4/30/2005          11,540             11,604                11,951
      5/31/2005          12,528             11,973                12,644
      6/30/2005          12,932             11,990                12,626
      7/31/2005          13,628             12,436                13,331
      8/31/2005          12,669             12,323                12,863
      9/30/2005          12,145             12,422                12,486
     10/31/2005          12,226             12,215                12,234
     11/30/2005          12,952             12,677                12,699
     12/31/2005          12,881             12,682                12,582
      1/31/2006          13,224             13,018                12,799
      2/28/2006          13,214             13,053                12,876
      3/31/2006          13,597             13,215                12,921

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/01/98)                 (04/21/98)             (09/01/04)         (05/09/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
RETAILING FUND              9.59%   5.55%    3.92%     9.01%   5.15%    3.53%     9.08%   15.40%     8.47%    3.77%
S&P 500 INDEX              11.73%   3.97%    3.55%    11.73%   3.97%    3.35%    11.73%   12.54%    11.73%    2.37%
S&P 500 CONSUMER
DISCRETIONARY INDEX         2.23%   3.28%    4.24%     2.23%   3.28%    3.91%     2.23%    7.71%     2.23%    1.56%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                               RETAILING FUND
                                               --------------
Other                                               10%
Specialty Retail                                    58%
Multiline Retail                                    17%
Food & Staples Retailing                            15%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                             April 21, 1998
A-Class                                September 1, 2004
C-Class                                      May 9, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Wal-Mart Stores, Inc.                               6.0%
Home Depot, Inc.                                    4.2%
eBay, Inc.                                          3.0%
Lowe's Cos., Inc.                                   3.0%
Target Corp.                                        2.8%
Walgreen Co.                                        2.7%
Best Buy Co., Inc.                                  2.6%
Costco Wholesale Corp.                              2.4%
CVS Corp.                                           2.3%
Sears Holdings Corp.                                2.1%
--------------------------------------------------------
Top Ten Total                                      31.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INCEPTION: April 14, 1998

The best two industries in the technology sector were hardware and semiconductor. Due to rising broadband adoption and high levels of innovation and product enhancements, Internet software still had room to grow. IT services continued to benefit from outsourcing to low-unit cost labor supply in India, though it became more cyclical recently. But the sector overall did not beat the whole market in the past 12 months. While companies in the technology sector may continue to benefit from the fact that overseas economies are picking up steam, tightening monetary policy offers the headwind. The past 12 months overall was still the year that small caps outperformed large cap stocks. Thus, our modified weighting methodology in general should help. Rydex Technology Fund Investor Class delivered a 19.65% return for the one year period ending March 31, 2006.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       TECHNOLOGY                           S&P 500 INFORMATION
        DATE          FUND C-CLASS       S&P 500 INDEX       TECHNOLOGY INDEX*
     ----------       ------------       -------------      -------------------
      4/18/2001          10,000             10,000                10,000
      4/30/2001          10,196             10,093                10,086
      5/31/2001           9,663             10,161                 9,581
      6/30/2001           9,602              9,914                 9,691
      7/31/2001           8,907              9,816                 9,114
      8/31/2001           7,719              9,202                 7,963
      9/30/2001           6,100              8,458                 6,397
     10/31/2001           7,065              8,620                 7,508
     11/30/2001           8,225              9,281                 8,788
     12/31/2001           8,077              9,362                 8,616
      1/31/2002           8,030              9,226                 8,734
      2/28/2002           6,950              9,048                 7,508
      3/31/2002           7,355              9,388                 7,972
      4/30/2002           6,511              8,819                 6,984
      5/31/2002           6,215              8,754                 6,714
      6/30/2002           5,317              8,130                 5,896
      7/31/2002           4,791              7,497                 5,404
      8/31/2002           4,750              7,546                 5,337
      9/30/2002           3,880              6,726                 4,400
     10/31/2002           4,791              7,318                 5,381
     11/30/2002           5,729              7,748                 6,287
     12/31/2002           4,784              7,293                 5,379
      1/31/2003           4,703              7,102                 5,287
      2/28/2003           4,771              6,996                 5,415
      3/31/2003           4,723              7,063                 5,349
      4/30/2003           5,209              7,645                 5,831
      5/31/2003           5,972              8,048                 6,319
      6/30/2003           5,978              8,151                 6,315
      7/31/2003           6,329              8,294                 6,664
      8/31/2003           6,957              8,456                 7,042
      9/30/2003           6,646              8,366                 6,995
     10/31/2003           7,321              8,840                 7,563
     11/30/2003           7,449              8,918                 7,680
     12/31/2003           7,443              9,385                 7,882
      1/31/2004           7,841              9,557                 8,156
      2/29/2004           7,638              9,690                 7,888
      3/31/2004           7,490              9,544                 7,677
      4/30/2004           6,957              9,394                 7,318
      5/31/2004           7,321              9,523                 7,678
      6/30/2004           7,422              9,708                 7,889
      7/31/2004           6,599              9,387                 7,294
      8/31/2004           6,221              9,425                 6,900
      9/30/2004           6,471              9,527                 7,100
     10/31/2004           6,842              9,673                 7,472
     11/30/2004           7,186             10,064                 7,829
     12/31/2004           7,389             10,406                 8,051
      1/31/2005           6,910             10,153                 7,628
      2/28/2005           6,950             10,366                 7,626
      3/31/2005           6,748             10,183                 7,449
      4/30/2005           6,444              9,990                 7,155
      5/31/2005           7,058             10,308                 7,704
      6/30/2005           6,943             10,322                 7,569
      7/31/2005           7,382             10,706                 8,012
      8/31/2005           7,287             10,608                 7,987
      9/30/2005           7,368             10,694                 8,008
     10/31/2005           7,274             10,516                 7,831
     11/30/2005           7,632             10,914                 8,327
     12/31/2005           7,504             10,918                 8,081
      1/31/2006           7,863             11,207                 8,339
      2/28/2006           7,809             11,237                 8,256
      3/31/2006           7,991             11,377                 8,405

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     TECHNOLOGY FUND                        S&P 500 INFORMATION
        DATE         INVESTOR CLASS      S&P 500 INDEX       TECHNOLOGY INDEX*
     ----------      ---------------     -------------      -------------------
      4/14/1998          10,000             10,000                10,000
      4/30/1998          10,920              9,969                10,656
      5/31/1998          10,170              9,797                 9,982
      6/30/1998          11,140             10,195                10,959
      7/31/1998          11,500             10,087                11,435
      8/31/1998           9,590              8,628                 9,560
      9/30/1998          11,090              9,181                10,827
     10/31/1998          11,760              9,928                11,551
     11/30/1998          13,120             10,530                12,878
     12/31/1998          15,340             11,136                14,764
      1/31/1999          17,910             11,602                17,315
      2/28/1999          15,740             11,242                15,186
      3/31/1999          17,020             11,691                16,560
      4/30/1999          17,400             12,144                16,743
      5/31/1999          17,010             11,857                16,530
      6/30/1999          19,020             12,515                18,487
      7/31/1999          18,810             12,125                18,359
      8/31/1999          19,810             12,065                19,484
      9/30/1999          19,900             11,734                19,396
     10/31/1999          20,360             12,476                19,740
     11/30/1999          22,910             12,730                21,962
     12/31/1999          27,790             13,480                26,345
      1/31/2000          25,790             12,802                24,321
      2/29/2000          29,500             12,560                27,601
      3/31/2000          31,590             13,789                29,910
      4/30/2000          29,100             13,374                27,201
      5/31/2000          25,960             13,100                24,347
      6/30/2000          28,460             13,423                27,141
      7/31/2000          26,960             13,213                25,844
      8/31/2000          29,920             14,033                28,735
      9/30/2000          24,590             13,292                23,354
     10/31/2000          23,290             13,236                22,001
     11/30/2000          18,940             12,193                17,469
     12/31/2000          17,020             12,252                15,552
      1/31/2001          19,990             12,687                18,337
      2/28/2001          15,010             11,530                13,200
      3/31/2001          12,700             10,800                11,521
      4/30/2001          15,110             11,639                13,470
      5/31/2001          14,340             11,717                12,796
      6/30/2001          14,260             11,432                12,943
      7/31/2001          13,240             11,319                12,173
      8/31/2001          11,480             10,611                10,636
      9/30/2001           9,090              9,754                 8,544
     10/31/2001          10,530              9,940                10,028
     11/30/2001          12,270             10,702                11,737
     12/31/2001          12,060             10,796                11,508
      1/31/2002          12,000             10,639                11,665
      2/28/2002          10,390             10,433                10,028
      3/31/2002          11,000             10,826                10,648
      4/30/2002           9,750             10,169                 9,328
      5/31/2002           9,320             10,095                 8,967
      6/30/2002           7,980              9,375                 7,875
      7/31/2002           7,190              8,645                 7,218
      8/31/2002           7,130              8,701                 7,128
      9/30/2002           5,830              7,756                 5,877
     10/31/2002           7,180              8,438                 7,187
     11/30/2002           8,600              8,935                 8,396
     12/31/2002           7,190              8,410                 7,184
      1/31/2003           7,080              8,190                 7,062
      2/28/2003           7,190              8,067                 7,233
      3/31/2003           7,110              8,145                 7,144
      4/30/2003           7,840              8,816                 7,789
      5/31/2003           9,030              9,281                 8,440
      6/30/2003           9,040              9,399                 8,434
      7/31/2003           9,580              9,565                 8,900
      8/31/2003          10,550              9,751                 9,406
      9/30/2003          10,090              9,648                 9,342
     10/31/2003          11,110             10,194                10,101
     11/30/2003          11,300             10,283                10,258
     12/31/2003          11,300             10,823                10,528
      1/31/2004          11,910             11,021                10,894
      2/29/2004          11,610             11,174                10,536
      3/31/2004          11,390             11,006                10,253
      4/30/2004          10,590             10,833                 9,774
      5/31/2004          11,150             10,982                10,255
      6/30/2004          11,310             11,195                10,537
      7/31/2004          10,080             10,825                 9,741
      8/31/2004           9,510             10,869                 9,216
      9/30/2004           9,880             10,986                 9,483
     10/31/2004          10,450             11,154                 9,979
     11/30/2004          10,990             11,605                10,457
     12/31/2004          11,320             12,000                10,752
      1/31/2005          10,590             11,708                10,188
      2/28/2005          10,650             11,954                10,186
      3/31/2005          10,350             11,742                 9,949
      4/30/2005           9,890             11,520                 9,556
      5/31/2005          10,850             11,886                10,290
      6/30/2005          10,670             11,903                10,109
      7/31/2005          11,350             12,346                10,701
      8/31/2005          11,220             12,233                10,668
      9/30/2005          11,360             12,332                10,695
     10/31/2005          11,220             12,127                10,460
     11/30/2005          11,780             12,585                11,122
     12/31/2005          11,601             12,590                10,794
      1/31/2006          12,163             12,923                11,138
      2/28/2006          12,092             12,958                11,027
      3/31/2006          12,383             13,119                11,226

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/14/98)                 (04/29/98)             (09/01/04)         (04/18/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND            19.65%  -0.50%    2.72%    19.02%  -0.84%    1.26%    19.00%    17.27%   18.31%   -4.43%
S&P 500 INDEX              11.73%   3.97%    3.47%    11.73%   3.97%    3.73%    11.73%    12.54%   11.73%    2.64%
S&P 500 INFORMATION
TECHNOLOGY INDEX           13.53%  -0.11%    1.79%    13.53%  -0.11%    1.09%    13.53%    13.59%   13.53%   -3.05%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                              TECHNOLOGY FUND
                                              ---------------
Other                                                 1%
Software                                             21%
Semiconductors & Semiconductor Equipment             20%
Computers & Peripherals                              17%
Communications Equipment                             16%
IT Services                                          11%
Electronic Equipment & Instruments                    8%
Internet Software & Services                          6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                            April 14, 1998
Advisor Class                             April 29, 1998
A-Class                                September 1, 2004
C-Class                                   April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Microsoft Corp.                                     6.8%
Cisco Systems, Inc.                                 4.0%
International Business Machines Corp.               3.7%
Intel Corp.                                         3.2%
Hewlett-Packard Co.                                 3.0%
Qualcomm, Inc.                                      2.7%
Google, Inc. -- Class A                             2.6%
Oracle Corp.                                        2.4%
Dell, Inc.                                          2.3%
Motorola, Inc.                                      2.0%
--------------------------------------------------------
Top Ten Total                                      32.7%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INCEPTION: April 1, 1998

Telecommunications had a tough year in 2005. When the market was in the difficult first four months, the sector broke the usually strong correlation with the utility sector as a defensive play. It was among the worst performing sectors in the first three quarters. When the year end rally occurred, it picked up the correlation with the defensive utility sector and failed to make up the loss to beat the overall market in the last quarter. But this sector became the best performer in the first quarter of 2006. Some degree of caution is in order regarding the outlook for telecommunications. While it is possible that there is additional room to run, there is also the potential for a rapid turnabout should valuations start to look full or if M&A activity trails off. The past 12 months overall was still the year that small caps outperformed large-cap stocks. Thus, our modified weighting methodology in general should help. Rydex Telecommunications Fund Investor Class brought in a 26.96% return for the one year period ending March 31, 2006.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                  S&P 500
                   TELECOMMUNICATIONS                        TELECOMMUNICATION
        DATE          FUND C-CLASS       S&P 500 INDEX        SERVICES INDEX*
     ----------    ------------------    -------------       -----------------
      4/18/2001          10,000             10,000                10,000
      4/30/2001          10,045             10,093                10,045
      5/31/2001           9,008             10,161                 9,884
      6/30/2001           7,904              9,914                 9,451
      7/31/2001           7,871              9,816                 9,845
      8/31/2001           6,990              9,202                 8,931
      9/30/2001           6,878              8,458                 9,437
     10/31/2001           6,633              8,620                 8,160
     11/30/2001           7,072              9,281                 8,307
     12/31/2001           7,028              9,362                 8,447
      1/31/2002           6,345              9,226                 7,759
      2/28/2002           5,685              9,048                 7,259
      3/31/2002           5,584              9,388                 7,102
      4/30/2002           4,689              8,819                 5,970
      5/31/2002           4,555              8,754                 6,187
      6/30/2002           3,917              8,130                 5,410
      7/31/2002           3,480              7,497                 4,707
      8/31/2002           3,503              7,546                 4,624
      9/30/2002           2,910              6,726                 3,969
     10/31/2002           3,760              7,318                 5,235
     11/30/2002           4,510              7,748                 5,862
     12/31/2002           3,950              7,293                 5,416
      1/31/2003           3,928              7,102                 5,037
      2/28/2003           3,760              6,996                 4,616
      3/31/2003           3,671              7,063                 4,599
      4/30/2003           4,025              7,645                 5,012
      5/31/2003           4,476              8,048                 5,348
      6/30/2003           4,484              8,151                 5,540
      7/31/2003           4,506              8,294                 5,200
      8/31/2003           4,670              8,456                 5,200
      9/30/2003           4,655              8,366                 4,980
     10/31/2003           4,984              8,840                 5,205
     11/30/2003           5,025              8,918                 5,139
     12/31/2003           5,178              9,385                 5,593
      1/31/2004           5,729              9,557                 5,800
      2/29/2004           5,841              9,690                 5,915
      3/31/2004           5,639              9,544                 5,826
      4/30/2004           5,238              9,394                 5,792
      5/31/2004           5,283              9,523                 5,555
      6/30/2004           5,470              9,708                 5,723
      7/31/2004           5,100              9,387                 5,902
      8/31/2004           5,025              9,425                 5,969
      9/30/2004           5,219              9,527                 6,039
     10/31/2004           5,425              9,673                 6,093
     11/30/2004           5,699             10,064                 6,335
     12/31/2004           5,807             10,406                 6,487
      1/31/2005           5,392             10,153                 5,994
      2/28/2005           5,343             10,366                 6,033
      3/31/2005           5,171             10,183                 5,929
      4/30/2005           5,092              9,990                 5,937
      5/31/2005           5,373             10,308                 6,007
      6/30/2005           5,444             10,322                 6,085
      7/31/2005           5,751             10,706                 6,275
      8/31/2005           5,721             10,608                 6,057
      9/30/2005           5,833             10,694                 5,965
     10/31/2005           5,635             10,516                 5,841
     11/30/2005           5,837             10,914                 6,128
     12/31/2005           5,728             10,918                 5,900
      1/31/2006           6,036             11,207                 6,092
      2/28/2006           6,143             11,237                 6,491
      3/31/2006           6,497             11,377                 6,690

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   TELECOMMUNICATIONS                             S&P 500
                          FUND                               TELECOMMUNICATION
        DATE         INVESTOR CLASS      S&P 500 INDEX        SERVICES INDEX*
     ---------     ------------------    -------------       -----------------
       4/1/1998          10,000             10,000                10,000
      4/30/1998           9,880             10,042                 9,522
      5/31/1998           9,790              9,869                 9,452
      6/30/1998          10,130             10,270                 9,618
      7/31/1998          10,570             10,160                10,000
      8/31/1998           9,010              8,691                 9,056
      9/30/1998           9,350              9,248                10,053
     10/31/1998          10,360             10,001                10,803
     11/30/1998          10,960             10,607                11,294
     12/31/1998          12,420             11,218                12,826
      1/31/1999          13,500             11,687                13,879
      2/28/1999          12,900             11,324                13,508
      3/31/1999          13,030             11,777                13,212
      4/30/1999          13,770             12,233                13,709
      5/31/1999          13,860             11,944                13,968
      6/30/1999          15,120             12,607                14,919
      7/31/1999          14,870             12,213                14,566
      8/31/1999          13,920             12,153                13,153
      9/30/1999          14,510             11,820                13,765
     10/31/1999          16,010             12,568                14,841
     11/30/1999          17,466             12,823                15,423
     12/31/1999          19,696             13,578                15,059
      1/31/2000          18,786             12,896                14,510
      2/29/2000          19,486             12,652                13,338
      3/31/2000          20,397             13,890                14,797
      4/30/2000          19,076             13,472                13,875
      5/31/2000          17,596             13,195                12,489
      6/30/2000          18,526             13,521                12,688
      7/31/2000          17,796             13,309                11,662
      8/31/2000          18,096             14,136                11,384
      9/30/2000          15,205             13,390                11,271
     10/31/2000          14,445             13,333                11,518
     11/30/2000          12,114             12,282                 9,871
     12/31/2000          11,934             12,342                 9,085
      1/31/2001          13,124             12,780                10,387
      2/28/2001           9,133             11,615                 9,452
      3/31/2001           8,013             10,879                 8,979
      4/30/2001           9,013             11,724                 9,325
      5/31/2001           8,093             11,803                 9,176
      6/30/2001           7,102             11,516                 8,775
      7/31/2001           7,082             11,402                 9,140
      8/31/2001           6,282             10,688                 8,292
      9/30/2001           6,202              9,825                 8,761
     10/31/2001           5,982             10,013                 7,576
     11/30/2001           6,386             10,781                 7,712
     12/31/2001           6,346             10,875                 7,842
      1/31/2002           5,743             10,716                 7,203
      2/28/2002           5,141             10,510                 6,739
      3/31/2002           5,061             10,905                 6,594
      4/30/2002           4,247             10,244                 5,543
      5/31/2002           4,137             10,168                 5,744
      6/30/2002           3,555              9,444                 5,023
      7/31/2002           3,163              8,708                 4,370
      8/31/2002           3,183              8,765                 4,293
      9/30/2002           2,651              7,812                 3,685
     10/31/2002           3,424              8,500                 4,860
     11/30/2002           4,117              9,000                 5,442
     12/31/2002           3,615              8,472                 5,028
      1/31/2003           3,595              8,250                 4,676
      2/28/2003           3,434              8,126                 4,286
      3/31/2003           3,364              8,205                 4,270
      4/30/2003           3,682              8,881                 4,653
      5/31/2003           4,100              9,349                 4,965
      6/30/2003           4,107              9,468                 5,143
      7/31/2003           4,130              9,635                 4,828
      8/31/2003           4,288              9,823                 4,828
      9/30/2003           4,274              9,718                 4,624
     10/31/2003           4,582             10,268                 4,832
     11/30/2003           4,619             10,359                 4,771
     12/31/2003           4,763             10,902                 5,193
      1/31/2004           5,274             11,102                 5,385
      2/29/2004           5,385             11,256                 5,491
      3/31/2004           5,200             11,086                 5,409
      4/30/2004           4,834             10,912                 5,378
      5/31/2004           4,881             11,062                 5,157
      6/30/2004           5,059             11,277                 5,313
      7/31/2004           4,720             10,904                 5,479
      8/31/2004           4,656             10,948                 5,542
      9/30/2004           4,837             11,067                 5,606
     10/31/2004           5,032             11,236                 5,657
     11/30/2004           5,291             11,690                 5,881
     12/31/2004           5,395             12,088                 6,022
      1/31/2005           5,015             11,793                 5,565
      2/28/2005           4,975             12,042                 5,601
      3/31/2005           4,814             11,828                 5,504
      4/30/2005           4,747             11,604                 5,511
      5/31/2005           5,009             11,973                 5,577
      6/30/2005           5,083             11,990                 5,649
      7/31/2005           5,371             12,436                 5,825
      8/31/2005           5,348             12,323                 5,623
      9/30/2005           5,455             12,422                 5,538
     10/31/2005           5,277             12,215                 5,423
     11/30/2005           5,469             12,677                 5,689
     12/31/2005           5,374             12,682                 5,477
      1/31/2006           5,667             13,018                 5,656
      2/28/2006           5,774             13,053                 6,026
      3/31/2006           6,112             13,215                 6,211

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/01/98)                 (04/01/98)             (09/01/04)         (04/18/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS
FUND                       26.96%  -5.27%    -5.97%   26.46%  -5.59%    -6.39%   26.64%    18.04%   25.65%    -8.34%
S&P 500 INDEX              11.73%   3.97%     3.55%   11.73%   3.97%     3.55%   11.73%    12.54%   11.73%     2.64%
S&P 500
TELECOMMUNICATION
SERVICES INDEX             17.48%  -4.11%    -3.32%   17.48%  -4.11%    -3.32%   17.48%    11.22%   17.48%    -4.87%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P TELECOMMUNICATION SERVICES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                          TELECOMMUNICATIONS FUND
                                          -----------------------
Communications Equipment                            57%
Diversified Telecommunication Services              23%
Wireless Telecommunication Services                 20%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 1, 1998
A-Class                                September 1, 2004
C-Class                                   April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Cisco Systems, Inc.                                 6.8%
Verizon Communications, Inc.                        6.1%
Nokia OYJ -- SP ADR                                 5.3%
AT&T, Inc.                                          5.1%
Vodafone Group PLC -- SP ADR                        5.1%
Qualcomm, Inc.                                      4.9%
Sprint Nextel Corp.                                 4.7%
BellSouth Corp.                                     4.1%
Motorola, Inc.                                      3.9%
Telefonaktiebolaget LM Ericsson -- SP ADR           3.8%
--------------------------------------------------------
Top Ten Total                                      49.8%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INCEPTION: April 2, 1998

The transportation industry outperformed the S&P 500 Index over the last 12 months. Rydex Transportation Fund Investor Class was up 26.23% during the period. Railroad and marine stocks did particularly well rising 35.50% and 33.24%, respectively. Strong demand for rail and water based shipping services helped drive these industries higher. In the case of railroads, demand for commercial transportation services outstripped available rail capacity allowing railroad companies to increase rates. Airline stocks suffered through much of the year, before rallying in the fall. A fifth year of heavy losses wore down the industry further with Delta and Northwest Airlines announcing bankruptcy filings in September. However, signs of improving pricing power and a reduction in the number of flights available bolstered these stocks and led to a rally in airlines, which gained 22.97% over the last 12 months.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     TRANSPORTATION                               S&P 500
        DATE          FUND C-CLASS       S&P 500 INDEX       INDUSTRIALS INDEX*
     ----------      --------------      -------------       ------------------
      5/14/2001          10,000             10,000                10,000
      5/31/2001          10,299             10,063                10,117
      6/30/2001           9,910              9,819                 9,714
      7/31/2001          10,060              9,722                 9,380
      8/31/2001           9,611              9,113                 8,967
      9/30/2001           7,979              8,377                 7,856
     10/31/2001           8,204              8,537                 8,012
     11/30/2001           9,222              9,192                 8,751
     12/31/2001           9,521              9,272                 9,134
      1/31/2002          10,060              9,137                 8,649
      2/28/2002          10,165              8,961                 8,849
      3/31/2002          10,344              9,298                 8,982
      4/30/2002           9,521              8,734                 8,140
      5/31/2002           9,596              8,670                 8,152
      6/30/2002           9,521              8,052                 7,674
      7/31/2002           8,398              7,425                 7,345
      8/31/2002           8,129              7,473                 7,177
      9/30/2002           7,710              6,661                 6,303
     10/31/2002           8,114              7,247                 6,542
     11/30/2002           8,428              7,674                 6,949
     12/31/2002           8,219              7,223                 6,616
      1/31/2003           7,620              7,034                 6,293
      2/28/2003           7,246              6,928                 6,177
      3/31/2003           7,410              6,996                 6,253
      4/30/2003           8,189              7,572                 6,915
      5/31/2003           8,418              7,971                 7,095
      6/30/2003           8,333              8,073                 7,208
      7/31/2003           8,718              8,215                 7,414
      8/31/2003           8,952              8,375                 7,718
      9/30/2003           8,882              8,286                 7,502
     10/31/2003           9,511              8,755                 7,921
     11/30/2003           9,496              8,832                 8,029
     12/31/2003           9,661              9,295                 8,583
      1/31/2004           9,197              9,466                 8,675
      2/29/2004           9,167              9,597                 8,579
      3/31/2004           9,197              9,453                 8,460
      4/30/2004           9,237              9,304                 8,444
      5/31/2004           9,381              9,432                 8,634
      6/30/2004          10,080              9,615                 9,134
      7/31/2004           9,566              9,297                 8,942
      8/31/2004           9,561              9,335                 8,909
      9/30/2004           9,915              9,436                 9,089
     10/31/2004          10,689              9,580                 9,187
     11/30/2004          11,262              9,967                 9,711
     12/31/2004          11,647             10,307                 9,952
      1/31/2005          10,858             10,055                 9,681
      2/28/2005          11,013             10,267                 9,724
      3/31/2005          10,833             10,085                 9,749
      4/30/2005           9,980              9,894                 9,452
      5/31/2005          10,564             10,209                 9,661
      6/30/2005          10,205             10,223                 9,380
      7/31/2005          11,033             10,603                 9,690
      8/31/2005          10,634             10,507                 9,455
      9/30/2005          10,923             10,592                 9,560
     10/31/2005          11,342             10,415                 9,450
     11/30/2005          12,221             10,809                 9,975
     12/31/2005          12,435             10,813                 9,987
      1/31/2006          13,009             11,099                 9,942
      2/28/2006          13,104             11,129                10,177
      3/31/2006          13,543             11,268                10,638

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     TRANSPORTATION
                          FUND                                    S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       INDUSTRIALS INDEX*
     ----------      --------------      -------------       ------------------
       4/2/1998          10,000             10,000                10,000
      4/30/1998           9,490              9,935                 9,642
      5/31/1998           9,070              9,764                 9,320
      6/30/1998           9,060             10,161                 9,483
      7/31/1998           8,600             10,053                 9,022
      8/31/1998           7,140              8,599                 7,834
      9/30/1998           7,120              9,150                 8,090
     10/31/1998           7,670              9,894                 8,863
     11/30/1998           7,910             10,494                 9,202
     12/31/1998           8,060             11,099                 9,524
      1/31/1999           8,020             11,563                 9,675
      2/28/1999           7,860             11,203                 9,499
      3/31/1999           7,990             11,652                 9,872
      4/30/1999           8,880             12,103                10,713
      5/31/1999           8,630             11,817                10,390
      6/30/1999           8,590             12,473                11,071
      7/31/1999           8,090             12,083                10,654
      8/31/1999           7,530             12,024                10,541
      9/30/1999           6,880             11,694                10,490
     10/31/1999           6,990             12,434                10,738
     11/30/1999           6,640             12,687                10,372
     12/31/1999           6,580             13,434                11,424
      1/31/2000           5,870             12,759                10,380
      2/29/2000           5,550             12,518                 9,924
      3/31/2000           6,240             13,742                11,255
      4/30/2000           6,400             13,329                11,457
      5/31/2000           5,960             13,055                11,379
      6/30/2000           5,810             13,377                11,096
      7/31/2000           6,310             13,168                11,193
      8/31/2000           6,160             13,986                12,199
      9/30/2000           5,850             13,247                12,040
     10/31/2000           6,370             13,191                12,352
     11/30/2000           6,350             12,151                11,820
     12/31/2000           6,610             12,211                11,941
      1/31/2001           6,940             12,644                11,818
      2/28/2001           6,550             11,491                11,636
      3/31/2001           6,420             10,763                10,656
      4/30/2001           6,670             11,600                11,955
      5/31/2001           6,880             11,677                12,302
      6/30/2001           6,620             11,393                11,811
      7/31/2001           6,710             11,281                11,405
      8/31/2001           6,420             10,575                10,903
      9/30/2001           5,330              9,721                 9,552
     10/31/2001           5,490              9,906                 9,741
     11/30/2001           6,180             10,666                10,640
     12/31/2001           6,380             10,760                11,106
      1/31/2002           6,740             10,603                10,516
      2/28/2002           6,820             10,398                10,760
      3/31/2002           6,950             10,789                10,921
      4/30/2002           6,400             10,135                 9,898
      5/31/2002           6,470             10,060                 9,912
      6/30/2002           6,410              9,344                 9,331
      7/31/2002           5,660              8,615                 8,931
      8/31/2002           5,480              8,672                 8,726
      9/30/2002           5,210              7,729                 7,664
     10/31/2002           5,480              8,410                 7,955
     11/30/2002           5,690              8,905                 8,450
     12/31/2002           5,550              8,382                 8,044
      1/31/2003           5,160              8,162                 7,652
      2/28/2003           4,890              8,040                 7,511
      3/31/2003           5,010              8,118                 7,603
      4/30/2003           5,547              8,786                 8,408
      5/31/2003           5,703              9,249                 8,627
      6/30/2003           5,650              9,367                 8,765
      7/31/2003           5,913              9,532                 9,015
      8/31/2003           6,077              9,718                 9,384
      9/30/2003           6,033              9,615                 9,122
     10/31/2003           6,470             10,159                 9,631
     11/30/2003           6,467             10,248                 9,763
     12/31/2003           6,580             10,786                10,436
      1/31/2004           6,270             10,984                10,548
      2/29/2004           6,257             11,137                10,431
      3/31/2004           6,280             10,969                10,286
      4/30/2004           6,313             10,796                10,267
      5/31/2004           6,420             10,944                10,498
      6/30/2004           6,903             11,157                11,106
      7/31/2004           6,557             10,788                10,872
      8/31/2004           6,560             10,832                10,833
      9/30/2004           6,807             10,949                11,052
     10/31/2004           7,343             11,116                11,170
     11/30/2004           7,743             11,566                11,807
     12/31/2004           8,017             11,960                12,100
      1/31/2005           7,480             11,668                11,772
      2/28/2005           7,590             11,914                11,824
      3/31/2005           7,473             11,703                11,854
      4/30/2005           6,893             11,481                11,492
      5/31/2005           7,300             11,846                11,747
      6/30/2005           7,057             11,863                11,405
      7/31/2005           7,633             12,304                11,782
      8/31/2005           7,367             12,192                11,496
      9/30/2005           7,573             12,290                11,624
     10/31/2005           7,867             12,086                11,491
     11/30/2005           8,483             12,543                12,129
     12/31/2005           8,640             12,547                12,143
      1/31/2006           9,047             12,879                12,088
      2/28/2006           9,120             12,914                12,374
      3/31/2006           9,433             13,075                12,934

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/02/98)                 (06/09/98)             (09/01/04)         (05/14/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND        26.23%   8.00%   -0.73%    25.53%   7.57%    -0.48%   25.91%    25.69%   25.01%    6.41%
S&P 500 INDEX              11.73%   3.97%    3.41%    11.73%   3.97%     3.47%   11.73%    12.54%   11.73%    2.48%
S&P 500 INDUSTRIALS INDEX  11.30%   5.79%    4.93%    11.30%   5.79%     5.85%   11.30%    13.93%   11.30%    3.10%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INDUSTRIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                             TRANSPORTATION FUND
                                             -------------------
Other                                                3%
Road & Rail                                         48%
Air Freight & Logistics                             33%
Airlines                                            16%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 2, 1998
Advisor Class                               June 9, 1998
A-Class                                September 1, 2004
C-Class                                     May 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
United Parcel Service, Inc. -- Class B              9.4%
FedEx Corp.                                         7.9%
Burlington Northern Santa Fe Corp.                  7.8%
Union Pacific Corp.                                 6.9%
Norfolk Southern Corp.                              6.8%
Southwest Airlines Co.                              5.1%
CSX Corp.                                           5.0%
Expeditors International Washington, Inc.           4.4%
CH Robinson Worldwide, Inc.                         4.3%
AMR Corp.                                           3.1%
--------------------------------------------------------
Top Ten Total                                      60.7%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.

INCEPTION: April 3, 2000

Despite a correction in the fourth quarter of last year, Rydex Utilities Fund Investor Class returned 7.25% over the 12 month period ending March 31, 2006. During the first two quarters of this period, the sector appeared to be benefiting from investors' appetite for its relatively high dividend yield (taxed at a favorable 15% federal rate), as well as some merger activity related to the repeal of the Public Utility Holding Company Act of 1935. The next two quarters proved more difficult, however, and may signify a shift in investor focus to some of the challenges in the sector. These include rich valuations, higher and increasing interest costs for this capital intensive sector, rising fuel costs and the need to increase transmission capacity.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     UTILITIES FUND                               S&P 500
        DATE            C-CLASS          S&P 500 INDEX       UTILITIES INDEX*
     ----------      --------------      -------------       ----------------
      4/27/2001          10,000             10,000                10,000
      4/30/2001          10,024              9,972                10,019
      5/31/2001           9,676             10,039                 9,662
      6/30/2001           8,902              9,794                 8,876
      7/31/2001           8,452              9,698                 8,457
      8/31/2001           8,231              9,091                 8,191
      9/30/2001           7,338              8,357                 7,226
     10/31/2001           7,267              8,516                 7,192
     11/30/2001           6,845              9,169                 6,773
     12/31/2001           7,047              9,250                 6,928
      1/31/2002           6,535              9,115                 6,516
      2/28/2002           6,309              8,939                 6,342
      3/31/2002           7,005              9,275                 7,097
      4/30/2002           6,887              8,713                 6,955
      5/31/2002           6,318              8,649                 6,307
      6/30/2002           5,840              8,032                 5,838
      7/31/2002           4,977              7,406                 5,012
      8/31/2002           5,128              7,455                 5,167
      9/30/2002           4,474              6,645                 4,484
     10/31/2002           4,491              7,230                 4,387
     11/30/2002           4,604              7,655                 4,476
     12/31/2002           4,699              7,205                 4,643
      1/31/2003           4,578              7,017                 4,488
      2/28/2003           4,361              6,911                 4,250
      3/31/2003           4,595              6,978                 4,445
      4/30/2003           5,013              7,553                 4,821
      5/31/2003           5,521              7,951                 5,295
      6/30/2003           5,518              8,053                 5,341
      7/31/2003           5,210              8,195                 4,977
      8/31/2003           5,290              8,354                 5,047
      9/30/2003           5,501              8,266                 5,260
     10/31/2003           5,587              8,733                 5,303
     11/30/2003           5,612              8,810                 5,283
     12/31/2003           5,834              9,272                 5,623
      1/31/2004           5,931              9,442                 5,727
      2/29/2004           6,001              9,574                 5,813
      3/31/2004           6,010              9,429                 5,856
      4/30/2004           5,822              9,281                 5,627
      5/31/2004           5,901              9,409                 5,653
      6/30/2004           5,995              9,592                 5,723
      7/31/2004           5,959              9,274                 5,804
      8/31/2004           6,153              9,312                 6,014
      9/30/2004           6,202              9,412                 6,051
     10/31/2004           6,342              9,556                 6,332
     11/30/2004           6,608              9,943                 6,570
     12/31/2004           6,738             10,281                 6,725
      1/31/2005           6,790             10,031                 6,854
      2/28/2005           6,907             10,242                 6,969
      3/31/2005           6,926             10,060                 7,024
      4/30/2005           6,966              9,870                 7,229
      5/31/2005           7,173             10,184                 7,214
      6/30/2005           7,527             10,198                 7,610
      7/31/2005           7,703             10,577                 7,766
      8/31/2005           7,715             10,481                 7,802
      9/30/2005           7,949             10,566                 8,094
     10/31/2005           7,401             10,390                 7,573
     11/30/2005           7,327             10,782                 7,521
     12/31/2005           7,352             10,786                 7,583
      1/31/2006           7,547             11,072                 7,760
      2/28/2006           7,609             11,102                 7,812
      3/31/2006           7,352             11,240                 7,428

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     UTILITIES FUND                               S&P 500
        DATE         INVESTOR CLASS      S&P 500 INDEX       UTILITIES INDEX*
     ----------      --------------      -------------       ----------------
       4/3/2000          10,000             10,000                10,000
      4/30/2000          10,170              9,651                10,743
      5/31/2000          10,280              9,453                11,165
      6/30/2000           9,800              9,687                10,466
      7/31/2000          10,080              9,535                11,194
      8/31/2000          11,010             10,127                12,671
      9/30/2000          11,980              9,593                13,804
     10/31/2000          11,890              9,552                13,250
     11/30/2000          11,580              8,799                13,051
     12/31/2000          11,910              8,842                14,246
      1/31/2001          11,540              9,156                12,848
      2/28/2001          11,940              8,321                13,271
      3/31/2001          11,840              7,794                13,157
      4/30/2001          12,690              8,399                13,912
      5/31/2001          12,270              8,456                13,416
      6/30/2001          11,290              8,250                12,325
      7/31/2001          10,730              8,169                11,744
      8/31/2001          10,460              7,657                11,373
      9/30/2001           9,330              7,039                10,034
     10/31/2001           9,270              7,173                 9,986
     11/30/2001           8,747              7,723                 9,405
     12/31/2001           9,012              7,791                 9,620
      1/31/2002           8,376              7,677                 9,048
      2/28/2002           8,089              7,529                 8,806
      3/31/2002           8,991              7,813                 9,854
      4/30/2002           8,842              7,339                 9,657
      5/31/2002           8,132              7,285                 8,757
      6/30/2002           7,517              6,766                 8,107
      7/31/2002           6,414              6,238                 6,960
      8/31/2002           6,616              6,279                 7,175
      9/30/2002           5,778              5,597                 6,227
     10/31/2002           5,810              6,090                 6,091
     11/30/2002           5,963              6,448                 6,215
     12/31/2002           6,095              6,069                 6,447
      1/31/2003           5,941              5,910                 6,232
      2/28/2003           5,668              5,822                 5,901
      3/31/2003           5,974              5,878                 6,173
      4/30/2003           6,525              6,362                 6,694
      5/31/2003           7,189              6,697                 7,353
      6/30/2003           7,192              6,783                 7,416
      7/31/2003           6,795              6,903                 6,910
      8/31/2003           6,908              7,037                 7,007
      9/30/2003           7,189              6,962                 7,304
     10/31/2003           7,305              7,356                 7,363
     11/30/2003           7,344              7,421                 7,336
     12/31/2003           7,643              7,810                 7,807
      1/31/2004           7,777              7,954                 7,952
      2/29/2004           7,873              8,064                 8,072
      3/31/2004           7,889              7,942                 8,132
      4/30/2004           7,655              7,818                 7,813
      5/31/2004           7,762              7,925                 7,850
      6/30/2004           7,893              8,079                 7,947
      7/31/2004           7,850              7,812                 8,059
      8/31/2004           8,115              7,843                 8,351
      9/30/2004           8,188              7,928                 8,402
     10/31/2004           8,376              8,049                 8,792
     11/30/2004           8,736              8,375                 9,123
     12/31/2004           8,915              8,660                 9,338
      1/31/2005           8,992              8,449                 9,517
      2/28/2005           9,156              8,627                 9,676
      3/31/2005           9,183              8,474                 9,753
      4/30/2005           9,249              8,313                10,038
      5/31/2005           9,529              8,578                10,017
      6/30/2005          10,007              8,590                10,566
      7/31/2005          10,248              8,910                10,783
      8/31/2005          10,275              8,828                10,833
      9/30/2005          10,594              8,900                11,239
     10/31/2005           9,871              8,751                10,516
     11/30/2005           9,782              9,082                10,444
     12/31/2005           9,821              9,085                10,529
      1/31/2006          10,090              9,326                10,776
      2/28/2006          10,181              9,351                10,847
      3/31/2006           9,849              9,468                10,314

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/06

---------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS              ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/03/00)                 (04/03/00)             (09/01/04)         (04/27/01)
---------------------------------------------------------------------------------------------------------------------
                              ONE    FIVE    SINCE       ONE    FIVE    SINCE       ONE    SINCE       ONE    SINCE
                             YEAR    YEAR  INCEPTION    YEAR    YEAR  INCEPTION    YEAR  INCEPTION    YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------
UTILITIES FUND              7.25%  -3.62%    -0.25%    6.76%  -4.16%    -0.76%    7.01%    12.69%    6.15%    -6.05%
S&P 500 INDEX              11.73%   3.97%    -0.91%   11.73%   3.97%    -0.91%   11.73%    12.54%   11.73%     2.40%
S&P 500 UTILITIES INDEX     9.55%  -1.03%     4.33%    9.55%  -1.03%     4.33%    9.55%    18.34%    9.55%    -2.14%
---------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 UTILITIES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL.]

                                                UTILITIES FUND
                                                --------------
Other                                                 1%
Electric Utilities                                   37%
Multi-Utilities                                      35%
Gas Utilities                                        15%
Independent Power Producers & Energy Traders         12%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 3, 2000
Advisor Class                              April 3, 2000
A-Class                                September 1, 2004
C-Class                                   April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Exelon Corp.                                        3.4%
Duke Energy Corp.                                   3.1%
Southern Co.                                        2.8%
Dominion Resources, Inc./VA                         2.7%
TXU Corp.                                           2.5%
FirstEnergy Corp.                                   2.3%
FPL Group, Inc.                                     2.2%
PG&E Corp.                                          2.2%
Public Service Enterprise Group, Inc.               2.2%
Entergy Corp.                                       2.2%
--------------------------------------------------------
Top Ten Total                                      25.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.3%

Bank of America Corp.                                11,994      $      546,207
J.P. Morgan Chase & Co.                              12,552             522,665
Wachovia Corp.                                        8,753             490,606
Wells Fargo & Co.                                     6,703             428,121
U.S. Bancorp+                                        10,657             325,038
Fannie Mae                                            5,897             303,106
Washington Mutual, Inc.+                              6,503             277,158
Freddie Mac                                           4,377             266,997
SunTrust Banks, Inc.                                  2,984             217,116
Countrywide Financial Corp.+                          5,641             207,025
Fifth Third Bancorp+                                  5,243             206,364
Golden West Financial Corp.                           2,836             192,564
BB&T Corp.+                                           4,902             192,158
National City Corp.                                   5,487             191,496
KeyCorp                                               4,958             182,454
PNC Financial Services Group, Inc.                    2,634             177,295
Regions Financial Corp.                               4,847             170,469
M&T Bank Corp.                                        1,469             167,672
North Fork Bancorporation, Inc.                       5,804             167,329
Marshall & Ilsley Corp.+                              3,280             142,942
AmSouth Bancorp+                                      5,092             137,739
UnionBanCal Corp.                                     1,890             132,602
Hudson City Bancorp, Inc.                             9,478             125,963
Comerica, Inc.                                        2,165             125,505
Zions Bancorporation                                  1,463             121,034
TD Banknorth, Inc.                                    4,008             117,635
Sovereign Bancorp, Inc.                               5,352             117,262
Synovus Financial Corp.                               4,037             109,362
Commerce Bancorp, Inc./NJ+                            2,978             109,144
Associated Banc-Corp.+                                3,054             103,775
First Horizon National Corp.                          2,393              99,668
MGIC Investment Corp.                                 1,470              97,946
Compass Bancshares, Inc.                              1,919              97,121
People's Bank/CT                                      2,947              96,514
New York Community Bancorp, Inc.+                     5,352              93,767
Mercantile Bankshares Corp.                           2,418              92,972
Independence Community Bank Corp.                     2,200              91,696
Radian Group, Inc.+                                   1,505              90,676
PMI Group, Inc.+                                      1,960              90,003
Huntington Bancshares, Inc.                           3,704              89,378
Commerce Bancshares, Inc.                             1,693              87,477
Popular, Inc.                                         4,158              86,320
BOK Financial Corp.                                   1,755              83,450
TCF Financial Corp.                                   3,231              83,198
Astoria Financial Corp.                               2,576              79,753
Cullen/Frost Bankers, Inc.                            1,470              79,012
Valley National Bancorp+                              3,082              78,961

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Wilmington Trust Corp.                                1,757      $       76,166
Bank of Hawaii Corp.                                  1,425              75,967
Colonial BancGroup, Inc.                              2,946              73,650
IndyMac Bancorp, Inc.+                                1,745              71,423
Whitney Holding Corp.                                 1,976              70,069
City National Corp.+                                    890              68,343
SVB Financial Group*                                  1,235              65,517
South Financial Group, Inc.                           2,505              65,506
Greater Bay Bancorp                                   2,360              65,466
Webster Financial Corp.                               1,330              64,452
Sky Financial Group, Inc.                             2,360              62,540
East-West Bancorp, Inc.                               1,615              62,258
Texas Regional Bancshares, Inc. -- Class A            2,108              62,165
Sterling Financial Corp./WA+                          2,141              62,089
Fulton Financial Corp.                                3,533              60,768
Washington Federal, Inc.+                             2,505              60,621
FirstMerit Corp.                                      2,360              58,198
Downey Financial Corp.                                  842              56,667
Susquehanna Bancshares, Inc.                          2,195              56,565
United Bankshares, Inc.                               1,475              56,448
UCBH Holdings, Inc.                                   2,940              55,625
Brookline Bancorp, Inc.                               3,495              54,138
First Midwest Bancorp, Inc./IL                        1,475              53,941
International Bancshares Corp.+                       1,850              53,150
Fremont General Corp.                                 2,435              52,499
Wintrust Financial Corp.                                885              51,480
Capital Federal Financial                             1,582              51,099
NewAlliance Bancshares, Inc.                          3,530              50,938
Chittenden Corp.                                      1,755              50,842
Sterling Bancshares, Inc./TX                          2,785              50,269
Central Pacific Financial Corp. Co.                   1,340              49,205
Flagstar Bancorp, Inc.+                               3,230              48,773
TrustCo Bank Corp./NY+                                3,975              48,376
Provident Bankshares Corp.                            1,325              48,296
Cathay General Bancorp                                1,270              47,803
Bankunited Financial Corp. -- Class A                 1,755              47,455
FirstFed Financial Corp.*+                              787              47,070
Umpqua Holding Corp.+                                 1,615              46,028
Westamerica Bancorporation                              885              45,949
Gold Banc Corp., Inc.                                 2,485              45,525
MAF Bancorp, Inc.                                     1,025              44,864
Boston Private Financial Holdings, Inc.+              1,325              44,772
Doral Financial Corp.                                 3,815              44,063
W Holding Co., Inc.                                   5,530              43,521
Anchor BanCorp Wisconsin, Inc.                        1,421              43,071
First Republic Bank                                   1,105              41,791
Republic Bancorp, Inc./MI                             3,403              40,972
Prosperity Bancshares, Inc.                           1,325              40,028


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

First Bancorp Puerto Rico+                            2,919      $       36,079
Community Bank System, Inc.                           1,615              36,063
Glacier Bancorp, Inc.                                   945              29,342
BankAtlantic Bancorp, Inc. -- Class A                 1,895              27,269
Fidelity Bankshares, Inc.                               795              26,736
PrivateBancorp, Inc.+                                   630              26,139
Irwin Financial Corp.                                   950              18,364
Nara Bancorp, Inc.                                      945              16,585
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $9,724,248)                                                  10,945,713
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
SECURITIES LENDING COLLATERAL 8.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                           $    913,227             913,227
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $913,227)                                                       913,227
                                                                 --------------
TOTAL INVESTMENTS 107.6%
  (Cost $10,637,475)                                             $   11,858,940
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (7.6)%                                          $     (839,479)
                                                                 ==============
NET ASSETS - 100.0%                                              $   11,019,461

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 100.4%

E.I. du Pont de Nemours and Co.+                     27,686      $    1,168,626
Dow Chemical Co.                                     27,930           1,133,958
Alcoa, Inc.                                          32,289             986,752
Nucor Corp.+                                          9,090             952,541
Monsanto Co.+                                        11,081             939,115
Newmont Mining Corp.                                 16,594             861,063
Weyerhaeuser Co.+                                    11,397             825,485
Praxair, Inc.                                        14,685             809,878
Phelps Dodge Corp.                                   10,004             805,622
International Paper Co.                              22,742             786,191
Air Products & Chemicals, Inc.                       11,536             775,104
Southern Copper Corp.+                                8,822             745,283
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                   11,040             659,861
PPG Industries, Inc.                                 10,107             640,278
Vulcan Materials Co.                                  7,293             631,938
Rohm & Haas Co.                                      12,730             622,115
Ecolab, Inc.+                                        15,809             603,904
Allegheny Technologies, Inc.+                         9,798             599,442
Lafarge North America, Inc.                           6,796             570,864
United States Steel Corp.                             9,137             554,433
Martin Marietta Materials, Inc.                       4,622             494,693
Ashland, Inc.+                                        6,640             471,971
Engelhard Corp.                                      11,873             470,290
The Mosaic Co.*+                                     30,391             436,111
Ball Corp.                                            9,630             422,083
Temple-Inland, Inc.                                   9,412             419,305
Sealed Air Corp.                                      7,231             418,458
MeadWestvaco Corp.                                   15,145             413,610
Huntsman Corp.*                                      21,295             410,993
Reliance Steel & Aluminum Co.                         4,375             410,900
Sigma-Aldrich Corp.+                                  6,133             403,490
Commercial Metals Co.                                 7,422             397,003
Florida Rock Industries, Inc.+                        6,883             386,962
Eastman Chemical Co.                                  7,484             383,031
Lyondell Chemical Co.                                19,158             381,244
Pactiv Corp.*                                        15,192             372,812
Steel Dynamics, Inc.+                                 6,560             372,149
Sonoco Products Co.                                  10,923             369,962
Bemis Co.                                            11,569             365,349
Celanese Corp.                                       17,142             359,468
Airgas, Inc.                                          9,111             356,149
Cytec Industries, Inc.+                               5,852             351,179
Smurfit-Stone Container Corp.*                       25,191             341,842
International Flavors & Fragrances, Inc.+             9,909             340,077
Valspar Corp.                                        12,060             336,112
Carpenter Technology Corp.                            3,553             335,830
Chaparral Steel Co.*+                                 5,169             335,571
Scotts Miracle-Gro Co. -- Class A                     7,299             334,002
Lubrizol Corp.+                                       7,444             318,975

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Louisiana-Pacific Corp.+                             11,677      $      317,614
FMC Corp.                                             5,026             311,511
Crown Holdings, Inc.*                                17,386             308,428
Chemtura Corp.                                       25,866             304,701
Nalco Holding Co.*                                   16,895             299,041
Albemarle Corp.                                       6,563             297,632
H.B. Fuller Co.                                       5,668             290,995
Packaging Corporation of America                     12,917             289,857
Quanex Corp.                                          4,247             282,978
Aleris International, Inc.*+                          5,851             281,258
Century Aluminum Co.*                                 6,595             279,958
Owens-Illinois, Inc.*                                16,045             278,702
RPM International, Inc.                              15,494             277,962
AptarGroup, Inc.                                      4,868             268,957
Cabot Corp.                                           7,885             268,011
Valhi, Inc.                                          14,907             263,854
Hercules, Inc.*+                                     18,797             259,399
Headwaters, Inc.*+                                    6,472             257,521
Worthington Industries, Inc.                         12,760             255,966
RTI International Metals, Inc.*+                      4,631             254,010
Cleveland-Cliffs, Inc.+                               2,862             249,337
Texas Industries, Inc.+                               4,046             244,743
Olin Corp.                                           11,364             243,985
Longview Fibre Co.                                    9,329             241,061
Bowater, Inc.+                                        8,030             237,527
PolyOne Corp.*                                       22,507             209,765
Minerals Technologies, Inc.+                          3,570             208,524
Amcol International Corp.                             7,169             206,467
MacDermid, Inc.                                       6,226             200,166
Potlatch Corp.+                                       4,507             193,080
Glatfelter                                           10,493             192,337
Ferro Corp.                                           8,891             177,820
A. Schulman, Inc.                                     7,114             176,072
Deltic Timber Corp.                                   2,897             175,558
Wausau Paper Corp.                                   12,384             175,481
Sensient Technologies Corp.                           9,648             174,146
OM Group, Inc.*                                       7,393             170,039
Georgia Gulf Corp.+                                   6,305             163,867
Ryerson Tull, Inc.+                                   6,061             162,192
Arch Chemicals, Inc.                                  5,293             160,907
A.M. Castle & Co.                                     5,092             150,214
Myers Industries, Inc.                                9,187             146,900
Rock-Tenn Co. -- Class A                              9,725             145,778
Neenah Paper, Inc.                                    4,323             141,578
Brush Engineered Materials, Inc.*                     6,548             129,323
Buckeye Technologies, Inc.*                          12,860             116,383
Schweitzer-Mauduit International, Inc.                4,664             111,936
Caraustar Industries, Inc.*                          10,834             111,482
Steel Technologies, Inc.                              4,045              98,294
Quaker Chemical Corp.                                 4,236              92,133
Chesapeake Corp.+                                     6,408              88,943
Wellman, Inc.+                                       13,022              82,820


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Penford Corp.                                         5,077      $       81,638
Material Sciences Corp.*                              6,064              73,253
Pope & Talbot, Inc.                                   8,323              56,596
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $29,351,859)                                                 38,120,774
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    231,875             231,875
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $231,875)                                                       231,875
                                                                 --------------

SECURITIES LENDING COLLATERAL 11.8%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              4,462,878           4,462,878
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,462,878)                                                   4,462,878
                                                                 --------------
TOTAL INVESTMENTS 112.8%
  (Cost $34,046,612)                                             $   42,815,527
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (12.8)%                                         $   (4,865,754)
                                                                 ==============
NET ASSETS - 100.0%                                              $   37,949,773

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.9%

Amgen, Inc.*                                        186,328      $   13,555,362
Genentech, Inc.*+                                   158,989          13,436,160
Gilead Sciences, Inc.*                              138,900           8,642,358
Celgene Corp.*+                                     152,378           6,738,155
Biogen Idec, Inc.*                                  128,932           6,072,697
Genzyme Corp.*                                       89,911           6,043,817
Medimmune, Inc.*+                                   124,734           4,562,770
Chiron Corp.*                                        96,985           4,442,883
Amylin Pharmaceuticals, Inc.*+                       81,037           3,966,761
Applera Corp. - Applied Biosystems Group+           125,215           3,398,335
Vertex Pharmaceuticals, Inc.*+                       89,047           3,258,230
PDL BioPharma, Inc.*+                                93,788           3,076,246
Charles River Laboratories
  International, Inc.*+                              61,473           3,013,406
Invitrogen Corp.*+                                   41,969           2,943,286
Millennium Pharmaceuticals, Inc.*+                  266,217           2,691,454
Cephalon, Inc.*+                                     44,460           2,678,715
ImClone Systems, Inc.*                               73,742           2,508,703
Techne Corp.*                                        39,185           2,356,586
Neurocrine Biosciences, Inc.*+                       36,132           2,331,959
Alkermes, Inc.*+                                    102,526           2,260,698
Nektar Therapeutics*+                               108,634           2,213,961
Abgenix, Inc.*                                       96,574           2,172,915
Alexion Pharmaceuticals, Inc.*+                      58,142           2,059,390
OSI Pharmaceuticals, Inc.*+                          63,790           2,047,659
Myogen, Inc.*+                                       55,280           2,002,794
Human Genome Sciences, Inc.*+                       184,239           2,002,678
United Therapeutics Corp.*+                          27,242           1,805,600
Affymetrix, Inc.*+                                   54,483           1,794,125
Medarex, Inc.*+                                     133,511           1,765,015
Angiotech Pharmaceuticals, Inc.*                    119,075           1,762,310
Martek Biosciences Corp.*+                           53,515           1,756,897
Cubist Pharmaceuticals, Inc.*                        74,884           1,720,086
Crucell -- SP ADR*                                   59,910           1,682,273
Telik, Inc.*+                                        82,409           1,595,438
ICOS Corp.*+                                         71,712           1,581,250
Ligand Pharmaceuticals, Inc. -- Class B*+           120,600           1,549,710
Digene Corp.*                                        39,116           1,529,436
Serologicals Corp.*+                                 62,331           1,524,616
Myriad Genetics, Inc.*+                              57,475           1,499,523
Regeneron Pharmaceuticals, Inc.*                     88,490           1,471,589
CV Therapeutics, Inc.*+                              63,323           1,398,172
QLT, Inc.*+                                         179,702           1,381,908
Onyx Pharmaceuticals, Inc.*+                         52,229           1,371,534
Pharmion Corp.*+                                     63,018           1,135,584
Momenta Pharmaceuticals, Inc.*+                      55,347           1,088,122

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Geron Corp.*+                                       129,250      $    1,074,068
Idenix Pharmaceuticals, Inc.*+                       79,111           1,073,536
Viropharma, Inc.*+                                   83,283           1,057,694
Zymogenetics, Inc.*                                      14                 303
Dov Pharmaceutical, Inc.*                                13                 208
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $83,242,804)                                                143,096,975
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    488,548             488,548
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $488,548)                                                       488,548
                                                                 --------------

SECURITIES LENDING COLLATERAL 25.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                             36,129,727          36,129,727
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $36,129,727)                                                 36,129,727
                                                                 --------------
TOTAL INVESTMENTS 125.5%
  (Cost $119,861,079)                                            $  179,715,250
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (25.5)%                                         $  (36,477,338)
                                                                 ==============
NET ASSETS - 100.0%                                              $  143,237,912

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  COMMODITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 102.7%
Repurchase Agreement (Note 5)
  4.50% due 04/03/06+                          $  7,067,418     $     7,067,418
  4.40% due 04/03/06                             35,990,360          35,990,360
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $43,057,778)                                                 43,057,778
                                                                 --------------
TOTAL INVESTMENTS 102.7%
  (Cost $43,057,778)                                             $   43,057,778
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (2.7)%                                          $   (1,150,944)
                                                                 ==============
NET ASSETS - 100.0%                                              $   41,906,834
================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                      UNITS             (NOTE 1)
--------------------------------------------------------------------------------

COMMODITY INDEX SWAP AGREEMENT
May 2006 Goldman Sachs Commodity
  Index Swap, Maturing 05/30/06*
  (Notional Market Value
  $43,445,948)                                        6,648      $    1,151,462
                                                                 ==============

* PRICE RETURN BASED ON GOLDMAN SACHS COMMODITY INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2006.


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Altria Group, Inc.                                   17,044      $    1,207,738
Procter & Gamble Co.                                 20,710           1,193,310
Coca-Cola Co.+                                       24,810           1,038,795
PepsiCo, Inc.                                        17,127             989,769
Kraft Foods, Inc. -- Class A+                        24,975             756,992
Anheuser-Busch Cos., Inc.+                           13,731             587,275
Colgate-Palmolive Co.                                 9,914             566,089
Archer-Daniels-Midland Co.                           16,630             559,600
Kimberly-Clark Corp.                                  9,050             523,090
Sysco Corp.+                                         14,468             463,699
Kellogg Co.                                           9,979             439,475
General Mills, Inc.                                   8,650             438,382
Reynolds American, Inc.+                              3,900             411,450
Kroger Co.*+                                         20,007             407,343
Avon Products, Inc.+                                 12,948             403,589
Campbell Soup Co.                                    11,961             387,536
H.J. Heinz Co.                                       10,160             385,267
WM Wrigley Jr Co.                                     5,920             378,880
Sara Lee Corp.                                       20,482             366,218
Safeway, Inc.+                                       14,079             353,665
Hershey Co.                                           6,754             352,762
ConAgra Foods, Inc.+                                 16,336             350,571
Albertson's, Inc.+                                   13,430             344,748
Coca-Cola Enterprises, Inc.                          16,060             326,660
Brown-Forman Corp. -- Class B                         4,168             320,811
Clorox Co.                                            5,252             314,332
Estee Lauder Cos., Inc. -- Class A+                   8,256             307,041
Pepsi Bottling Group, Inc.+                           9,380             285,058
Whole Foods Market, Inc.+                             4,160             276,390
UST, Inc.+                                            6,460             268,736
Dean Foods Co.*+                                      6,270             243,464
Molson Coors Brewing Co. -- Class B                   3,540             242,915
Constellation Brands, Inc. -- Class A*+               9,365             234,593
McCormick & Co., Inc.                                 6,706             227,065
Hormel Foods Corp.                                    6,626             223,959
Hansen Natural Corp.*+                                1,670             210,504
Supervalu, Inc.+                                      6,600             203,412
Tyson Foods, Inc. -- Class A                         14,720             202,253
Alberto-Culver Co. -- Class B                         4,570             202,131
Energizer Holdings, Inc.*                             3,750             198,750
PepsiAmericas, Inc.                                   7,760             189,732
Loews Corp. - Carolina Group                          3,900             184,353
Smithfield Foods, Inc.*                               6,142             180,206
Del Monte Foods Co.                                  14,120             167,463
Corn Products International, Inc.                     5,620             166,183
Church & Dwight Co., Inc.                             4,500             166,140
NBTY, Inc.*                                           6,560             147,731

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

J.M. Smucker Co.                                      3,620      $      143,714
Flowers Foods, Inc.                                   4,640             137,808
United Natural Foods, Inc.*                           3,940             137,782
Tootsie Roll Industries, Inc.                         4,403             128,885
Lancaster Colony Corp.                                3,017             126,714
Great Atlantic & Pacific Tea Co.*                     3,560             124,351
Delta & Pine Land Co.                                 3,930             118,529
Ruddick Corp.                                         4,820             117,174
Performance Food Group Co.*                           3,610             112,596
Spectrum Brands, Inc.*                                5,100             110,772
Hain Celestial Group, Inc.*                           4,151             108,715
TreeHouse Foods, Inc.*                                4,046             107,421
Casey's General Stores, Inc.                          4,590             104,973
Ralcorp Holdings, Inc.*                               2,710             103,116
Pilgrim's Pride Corp.+                                4,570              99,032
USANA Health Sciences, Inc.*+                         2,210              92,201
Lance, Inc.                                           3,970              89,325
Universal Corp./VA                                    2,420              88,983
J&J Snack Foods Corp.                                 2,458              82,564
Alliance One International, Inc.                     15,950              77,517
WD-40 Co.                                             2,500              77,125
Playtex Products, Inc.*                               6,950              72,767
Nash Finch Co.+                                       2,256              67,454
Peet's Coffee & Tea, Inc.*                            2,130              63,900
Sanderson Farms, Inc.+                                2,570              57,568
Natures Sunshine Products, Inc.                       2,887              36,088
American Italian Pasta Co. --
  Class A+                                            5,310              33,241
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $18,227,957)                                                 21,016,440
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $     76,170              76,170
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $76,170)                                                         76,170
                                                                 --------------

SECURITIES LENDING COLLATERAL 13.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              2,858,972           2,858,972
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,858,972)                                                   2,858,972
                                                                 --------------
TOTAL INVESTMENTS 113.4%
  (Cost $21,163,099)                                             $   23,951,582
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (13.4)%                                         $   (2,835,872)
                                                                 ==============
NET ASSETS - 100.0%                                              $   21,115,710

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Intel Corp.                                         208,964      $    4,043,454
Texas Instruments, Inc.                              92,045           2,988,701
Applied Materials, Inc.+                            129,877           2,274,146
Broadcom Corp. -- Class A*+                          48,915           2,111,171
Advanced Micro Devices, Inc.*+                       52,854           1,752,639
Nvidia Corp.*+                                       29,496           1,688,941
Analog Devices, Inc.+                                42,056           1,610,324
MEMC Electronic Materials, Inc.*+                    40,362           1,490,165
Maxim Integrated Products, Inc.                      36,904           1,370,984
National Semiconductor Corp.+                        48,130           1,339,939
Linear Technology Corp.                              38,062           1,335,215
Micron Technology, Inc.*+                            90,524           1,332,513
KLA-Tencor Corp.+                                    26,812           1,296,628
Microchip Technology, Inc.+                          35,021           1,271,262
Freescale Semiconductor, Inc. -- Class B*            44,991           1,249,400
Altera Corp.*+                                       58,741           1,212,414
Lam Research Corp.*+                                 28,101           1,208,343
Xilinx, Inc.+                                        47,130           1,199,930
Intersil Corp. -- Class A+                           35,333           1,021,830
Silicon Laboratories, Inc.*                          17,697             972,450
LSI Logic Corp.*+                                    83,752             968,173
Atmel Corp.*+                                       203,178             959,000
Integrated Device Technology, Inc.*                  57,348             852,191
Agere Systems, Inc.*                                 55,562             835,653
Cree, Inc.*+                                         23,149             759,519
Novellus Systems, Inc.*+                             31,241             749,784
PMC - Sierra, Inc.*+                                 60,488             743,398
Fairchild Semiconductor International, Inc.*+        37,733             719,568
Teradyne, Inc.*+                                     45,903             711,956
International Rectifier Corp.*+                      16,605             687,945
Cypress Semiconductor Corp.*+                        39,622             671,593
RF Micro Devices, Inc.*                              76,776             664,112
Cymer, Inc.*+                                        14,134             642,249
Microsemi Corp.*                                     20,846             606,827
Micrel, Inc.*+                                       36,967             547,851
Applied Micro Circuits Corp.*                       134,172             546,080
Varian Semiconductor Equipment
  Associates, Inc.*                                  18,679             524,506
Semtech Corp.*+                                      28,088             502,494
Lattice Semiconductor Corp.*                         68,564             456,636
Cabot Microelectronics Corp.*+                       12,186             452,101
ATMI, Inc.*                                          14,665             442,883
Skyworks Solutions, Inc.*                            63,124             428,612
Veeco Instruments, Inc.*+                            18,125             423,219

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Triquint Semiconductor, Inc.*                        83,834      $      412,463
DSP Group, Inc.*                                     14,036             407,184
Ultratech, Inc.*                                     16,493             403,749
Power Integrations, Inc.*                            15,476             383,495
Advanced Energy Industries, Inc.*                    26,506             374,530
Photronics, Inc.*+                                   19,393             363,813
Brooks Automation, Inc.*+                            24,579             350,005
FEI Co.*                                             17,604             349,439
Credence Systems Corp.*                              46,852             343,894
Axcelis Technologies, Inc.*                          58,327             341,796
Kulicke & Soffa Industries, Inc.*                    35,616             339,777
Supertex, Inc.*                                       8,861             333,351
Exar Corp.*+                                         21,060             300,737
Standard Microsystems Corp.*+                        11,063             287,417
Actel Corp.*                                         17,674             281,724
LTX Corp.*                                           50,736             273,974
Cohu, Inc.                                           12,712             269,749
Rudolph Technologies, Inc.*+                         14,862             253,397
Pericom Semiconductor Corp.*                         23,023             227,007
Kopin Corp.*+                                        41,892             209,879
ESS Technologies, Inc.*+                             44,482             147,680
Taiwan Semiconductor Manufacturing
  Co. Ltd. -- SP ADR+                                   148               1,489
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $36,609,832)                                                 54,323,348
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    368,459             368,459
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $368,459)                                                       368,459
                                                                 --------------
SECURITIES LENDING COLLATERAL 24.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                             13,141,905          13,141,905
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $13,141,905)                                                 13,141,905
                                                                 --------------
TOTAL INVESTMENTS 124.3%
  (Cost $50,120,196)                                             $   67,833,712
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (24.3)%                                         $  (13,282,299)
                                                                 ==============
NET ASSETS - 100.0%                                              $   54,551,413

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 101.1%

Exxon Mobil Corp.+                                  147,311      $    8,965,297
BP PLC -- SP ADR                                    102,481           7,065,040
Total SA -- SP ADR+                                  43,597           5,743,033
Chevron Corp.                                        88,048           5,104,143
Royal Dutch Shell  PLC -- SP ADR                     79,195           4,930,681
ConocoPhillips+                                      69,235           4,372,190
Schlumberger Ltd.+                                   34,462           4,361,855
Occidental Petroleum Corp.+                          37,998           3,520,515
Halliburton Co.+                                     40,251           2,939,128
Valero Energy Corp.                                  48,487           2,898,553
Burlington Resources, Inc.                           29,206           2,684,323
Marathon Oil Corp.+                                  34,361           2,617,277
Repsol YPF SA -- SP ADR+                             90,131           2,568,733
Transocean, Inc.*+                                   30,450           2,445,135
Devon Energy Corp.                                   37,297           2,281,457
Baker Hughes, Inc.+                                  33,165           2,268,486
Anadarko Petroleum Corp.+                            22,010           2,223,230
Apache Corp.                                         30,692           2,010,633
Weatherford International Ltd.*+                     43,371           1,984,223
EOG Resources, Inc.+                                 25,365           1,826,280
Peabody Energy Corp.+                                35,375           1,783,254
XTO Energy, Inc.                                     40,251           1,753,736
Diamond Offshore Drilling, Inc.+                     19,041           1,704,170
Amerada Hess Corp.                                   11,963           1,703,531
Noble Corp.                                          19,532           1,584,045
Kerr-McGee Corp.                                     15,808           1,509,348
Chesapeake Energy Corp.+                             47,785           1,500,927
National-Oilwell Varco, Inc.*+                       23,284           1,492,970
Williams Cos., Inc.+                                 69,560           1,487,888
Kinder Morgan, Inc.                                  16,142           1,484,903
Nabors Industries Ltd.*+                             20,132           1,441,049
BJ Services Co.+                                     41,544           1,437,422
Sunoco, Inc.                                         18,416           1,428,529
ENSCO International, Inc.+                           25,998           1,337,597
Smith International, Inc.+                           33,464           1,303,757
Murphy Oil Corp.+                                    25,924           1,291,534
Noble Energy, Inc.+                                  29,116           1,278,775
El Paso Corp.                                       103,090           1,242,235
Consol Energy, Inc.+                                 16,676           1,236,692
Rowan Cos., Inc.+                                    24,561           1,079,702
Patterson-UTI Energy, Inc.                           32,018           1,023,295
Cooper Cameron Corp.*+                               23,196           1,022,480
Grant Prideco, Inc.*                                 23,855           1,021,948
Frontier Oil Corp.                                   17,218           1,021,888
Tesoro Corp.+                                        14,808           1,011,979
Denbury Resources, Inc.*+                            31,384             993,931
Pride International, Inc.*                           31,780             990,900
Pioneer Natural Resources Co.+                       22,121             978,854
Southwestern Energy Co.*                             30,138             970,142
Arch Coal, Inc.+                                     12,580             955,325

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Newfield Exploration Co.*+                           22,296      $      934,202
FMC Technologies, Inc.*+                             17,721             907,670
Helmerich & Payne, Inc.                              12,852             897,327
Tidewater, Inc.+                                     15,871             876,555
Western Gas Resources, Inc.                          17,710             854,508
Range Resources Corp.                                31,009             846,856
Cimarex Energy Co.+                                  19,412             839,763
Helix Energy Solutions Group, Inc.*+                 20,646             782,483
Maverick Tube Corp.*+                                14,596             773,442
Pogo Producing Co.+                                  15,329             770,282
Plains Exploration & Production Co.*                 19,644             759,044
Quicksilver Resources, Inc.*+                        18,840             728,354
Massey Energy Co.+                                   19,910             718,154
Unit Corp.*                                          12,840             715,830
St. Mary Land & Exploration Co.+                     17,316             707,012
Hanover Compressor Co.*+                             37,637             700,801
Cabot Oil & Gas Corp.                                14,600             699,778
Tetra Technologies, Inc.*+                           14,870             699,485
SEACOR Holdings, Inc.*+                               8,458             669,874
Dresser-Rand Group, Inc.*                            26,283             653,133
Veritas DGC, Inc.*+                                  13,874             629,741
Atwood Oceanics, Inc.*+                               6,181             624,343
Hydril Co.*                                           7,847             611,674
Forest Oil Corp.*                                    16,305             606,220
Lone Star Technologies, Inc.*                        10,720             593,995
Overseas Shipholding Group, Inc.                     12,335             591,217
Oceaneering International, Inc.*                     10,281             589,101
Penn Virginia Corp.                                   8,004             568,284
Remington Oil & Gas Corp.*                           12,424             536,965
CARBO Ceramics, Inc.                                  9,087             517,141
World Fuel Services Corp.                            12,574             508,493
Stone Energy Corp.*                                  10,772             475,368
NS Group, Inc.*+                                     10,295             473,879
Input/Output, Inc.*+                                 47,097             457,312
Petroleum Development Corp.*                          9,871             447,749
Lufkin Industries, Inc.                               7,602             421,455
Swift Energy Co.*                                    11,155             417,866
Bristow Group, Inc.*                                 12,471             385,354
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $91,312,615)                                                136,873,728
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $  1,239,045           1,239,045
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,239,045)                                                   1,239,045
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                             34,035,471          34,035,471
                                                                 --------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                                        (NOTE 1)
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $34,035,471)                                             $   34,035,471
                                                                 --------------
TOTAL INVESTMENTS 127.1%
  (Cost $126,587,131)                                            $  172,148,244
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (27.1)%                                         $  (36,712,099)
                                                                 ==============
NET ASSETS - 100.0%                                              $  135,436,145

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.1%

Schlumberger Ltd.+                                  181,689      $   22,996,377
Halliburton Co.+                                    212,282          15,500,832
Transocean, Inc.*+                                  160,547          12,891,924
Baker Hughes, Inc.+                                 174,935          11,965,554
Weatherford International Ltd.*+                    228,587          10,457,855
Diamond Offshore Drilling, Inc.+                    100,366           8,982,757
Noble Corp.+                                        102,793           8,336,512
National-Oilwell Varco, Inc.*+                      122,981           7,885,542
Nabors Industries Ltd.*+                            106,395           7,615,754
BJ Services Co.+                                    219,209           7,584,631
ENSCO International, Inc.+                          137,117           7,054,670
Smith International, Inc.+                          176,476           6,875,505
Rowan Cos., Inc.+                                   129,228           5,680,863
Patterson-UTI Energy, Inc.                          168,965           5,400,121
Grant Prideco, Inc.*+                               125,951           5,395,741
Cooper Cameron Corp.*                               122,136           5,383,755
Pride International, Inc.*+                         167,428           5,220,405
FMC Technologies, Inc.*+                             93,419           4,784,921
Helmerich & Payne, Inc.+                             67,616           4,720,949
Tidewater, Inc.+                                     83,849           4,630,980
Helix Energy Solutions Group, Inc.*+                108,665           4,118,404
Maverick Tube Corp.*+                                76,725           4,065,658
Unit Corp.*                                          67,580           3,767,585
Tetra Technologies, Inc.*                            78,613           3,697,956
Hanover Compressor Co.*+                            198,344           3,693,165
SEACOR Holdings, Inc.*+                              44,707           3,540,794
Dresser-Rand Group, Inc.*                           138,690           3,446,447
Veritas DGC, Inc.*+                                  72,960           3,311,654
Atwood Oceanics, Inc.*+                              32,748           3,307,876
Hydril Co.*                                          41,534           3,237,575
Lone Star Technologies, Inc.*                        56,701           3,141,802
Oceaneering International, Inc.*                     54,008           3,094,658
CARBO Ceramics, Inc.                                 48,102           2,737,485
NS Group, Inc.*+                                     54,136           2,491,880
Input/Output, Inc.*+                                248,464           2,412,585
Lufkin Industries, Inc.                              39,933           2,213,886
Bristow Group, Inc.*                                 65,908           2,036,557
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $149,028,145)                                               223,681,615
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $  1,975,528           1,975,528
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,975,528)                                                   1,975,528
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 25.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                           $ 56,387,899      $   56,387,899
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $56,387,899)                                                 56,387,899
                                                                 --------------
TOTAL INVESTMENTS 125.0%
  (Cost $207,391,572)                                            $  282,045,042
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (25.0)%                                         $  (56,462,005)
                                                                 ==============
NET ASSETS - 100.0%                                              $  225,583,037

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Wachovia Corp.                                        9,118      $      511,064
American International Group, Inc.                    6,562             433,683
Citigroup, Inc.                                       8,570             404,847
Bank of America Corp.                                 8,305             378,210
J.P. Morgan Chase & Co.                               7,333             305,346
Goldman Sachs Group, Inc.                             1,932             303,247
Bank of New York Co., Inc.                            7,704             277,652
Fannie Mae                                            5,322             273,551
Morgan Stanley+                                       4,282             268,995
Capital One Financial Corp.+                          3,224             259,596
Freddie Mac                                           4,255             259,555
Lehman Brothers Holdings, Inc.+                       1,745             252,205
PNC Financial Services Group, Inc.                    3,566             240,027
National City Corp.                                   6,860             239,414
Wells Fargo & Co.                                     3,725             237,916
Bear Stearns Cos., Inc.+                              1,690             234,403
Golden West Financial Corp.+                          3,425             232,557
State Street Corp.+                                   3,808             230,117
Countrywide Financial Corp.+                          6,269             230,072
U.S. Bancorp+                                         7,534             229,787
AmeriCredit Corp.*+                                   7,175             220,488
Prudential Financial, Inc.                            2,854             216,362
CIT Group, Inc.                                       4,036             216,007
Mellon Financial Corp.+                               6,060             215,736
Regions Financial Corp.                               6,063             213,236
Fifth Third Bancorp+                                  5,321             209,435
Whitney Holding Corp.                                 5,752             203,966
Moody's Corp.+                                        2,828             202,089
SunTrust Banks, Inc.                                  2,767             201,327
MetLife, Inc.+                                        4,106             198,607
E*Trade Financial Corp.*                              7,282             196,468
Washington Mutual, Inc.                               4,528             192,983
Huntington Bancshares, Inc.                           7,926             191,254
Comerica, Inc.                                        3,276             189,910
Charles Schwab Corp.+                                11,020             189,654
Chicago Mercantile Exchange Holdings, Inc.              416             186,160
SLM Corp.+                                            3,553             184,543
Wilmington Trust Corp.                                4,254             184,411
Federated Investors, Inc. -- Class B                  4,678             182,676
Franklin Resources, Inc.                              1,938             182,637
Raymond James Financial, Inc.                         6,159             182,060
American Express Co.                                  3,450             181,297
Sovereign Bancorp, Inc.                               8,264             181,064
Valley National Bancorp+                              7,067             181,057
Allstate Corp.+                                       3,474             181,030
American Financial Group, Inc./OH+                    4,314             179,506
PMI Group, Inc.+                                      3,863             177,389

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Hartford Financial Services Group, Inc.+              2,200      $      177,210
Associated Banc-Corp.+                                5,125             174,147
Fulton Financial Corp.                               10,102             173,754
Hudson City Bancorp, Inc.                            12,950             172,105
Nationwide Financial Services, Inc.                   3,982             171,306
Merrill Lynch & Co., Inc.                             2,160             170,122
First Horizon National Corp.+                         4,040             168,266
Loews Corp.                                           1,661             168,093
Commerce Bancorp, Inc./NJ+                            4,574             167,637
St. Paul Travelers Cos., Inc.                         3,982             166,408
SEI Investments Co.                                   4,036             163,579
Aon Corp.+                                            3,922             162,802
Progressive Corp.                                     1,560             162,646
AFLAC, Inc.                                           3,594             162,197
Chubb Corp.                                           1,666             159,003
Glenborough Realty Trust, Inc.+                       7,279             158,318
North Fork Bancorporation, Inc.+                      5,474             157,815
KKR Financial Corp.                                   7,025             157,571
KeyCorp+                                              4,231             155,701
Astoria Financial Corp.                               5,009             155,079
Leucadia National Corp.+                              2,570             153,326
Legg Mason, Inc.                                      1,220             152,903
Marsh & McLennan Cos., Inc.+                          5,104             149,853
Conseco, Inc.*                                        5,984             148,523
New York Community Bancorp, Inc.+                     8,454             148,114
ACE Ltd.                                              2,844             147,916
Protective Life Corp.                                 2,928             145,639
T. Rowe Price Group, Inc.                             1,860             145,471
BB&T Corp.+                                           3,703             145,158
Principal Financial Group, Inc.                       2,972             145,034
Marshall & Ilsley Corp.+                              3,283             143,073
Northern Trust Corp.                                  2,714             142,485
Simon Property Group, Inc.                            1,690             142,197
Zions Bancorporation                                  1,688             139,648
TCF Financial Corp.                                   5,419             139,539
Boston Properties, Inc.                               1,480             138,010
W.R. Berkley Corp.                                    2,361             137,080
M&T Bank Corp.                                        1,189             135,712
Colonial BancGroup, Inc.                              5,424             135,600
Vornado Realty Trust                                  1,391             133,536
Commercial Net Lease Realty+                          5,719             133,253
SVB Financial Group*                                  2,478             131,458
CB Richard Ellis Group, Inc. -- Class A*              1,617             130,492
Brown & Brown, Inc.                                   3,922             130,210
XL Capital Ltd.                                       2,010             128,861
Nuveen Investments, Inc. -- Class A                   2,650             127,597
Genworth Financial, Inc. -- Class A                   3,808             127,301
Ambac Financial Group, Inc.                           1,590             126,564
Public Storage, Inc.                                  1,550             125,906


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Popular, Inc.                                         6,062      $      125,847
Markel Corp.*                                           360             121,565
Compass Bancshares, Inc.                              2,399             121,413
People's Bank/CT                                      3,705             121,339
Radian Group, Inc.                                    2,012             121,223
Torchmark Corp.                                       2,120             121,052
General Growth Properties, Inc.+                      2,450             119,732
Commerce Bancshares, Inc.                             2,307             119,203
UnionBanCal Corp.                                     1,691             118,641
Assurant, Inc.                                        2,400             118,200
CNA Financial Corp.*+                                 3,688             117,426
Arthur J. Gallagher & Co.+                            4,150             115,412
Host Marriott Corp.+                                  5,284             113,078
Equity Residential+                                   2,407             112,624
Mercantile Bankshares Corp.                           2,862             110,044
Lincoln National Corp.+                               2,010             109,726
Fidelity National Financial, Inc.                     3,082             109,503
TD Ameritrade Holding Corp.*                          5,244             109,442
SL Green Realty Corp.+                                1,074             109,011
UnumProvident Corp.                                   5,220             106,906
Essex Property Trust, Inc.+                             980             106,555
AvalonBay Communities, Inc.                             972             106,045
Archstone-Smith Trust+                                2,121             103,441
Allied Capital Corp.+                                 3,374             103,244
New Century Financial Corp.+                          2,223             102,302
ProLogis                                              1,910             102,185
MBIA, Inc.+                                           1,695             101,920
Rayonier, Inc.                                        2,226             101,483
KIMCO Realty Corp.+                                   2,490             101,194
The St. Joe Co.+                                      1,610             101,172
Everest Re Group Ltd.                                 1,080             100,840
Macerich Co.+                                         1,356             100,276
Equity Office Properties Trust                        2,930              98,389
Federal Realty Investment Trust                       1,290              97,008
SAFECO Corp.                                          1,910              95,901
Unitrin, Inc.                                         2,040              94,880
Forest City Enterprises, Inc. -- Class A              2,008              94,677
BRE Properties, Inc. -- Class A                       1,690              94,640
Regency Centers Corp.                                 1,370              92,050
AmSouth Bancorp+                                      3,378              91,375
HCC Insurance Holdings, Inc.+                         2,620              91,176
Realty Income Corp.                                   3,596              87,059
American Financial Realty Trust                       7,385              86,035
Synovus Financial Corp.                               3,166              85,767
Mercury General Corp.+                                1,560              85,644
Camden Property Trust                                 1,184              85,307
Developers Diversified Realty Corp.+                  1,547              84,698
Cincinnati Financial Corp.                            2,010              84,561
Apartment Investment &
  Management Co. -- Class A+                          1,800              84,420
Healthcare Realty Trust, Inc.                         2,206              82,460

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Erie Indemnity Co. -- Class A                         1,560      $       82,118
Shurgard Storage Centers, Inc. -- Class A             1,231              82,022
Trizec Properties, Inc.                               3,168              81,513
United Dominion Realty Trust, Inc.                    2,827              80,683
Student Loan Corp.                                      344              80,152
Global Signal, Inc.                                   1,590              78,228
AMB Property Corp.                                    1,430              77,606
Thornburg Mortgage, Inc.+                             2,834              76,688
CBL & Associates Properties, Inc.                     1,798              76,325
Pan Pacific Retail Properties, Inc.                   1,075              76,218
Old Republic International Corp.                      3,482              75,977
Plum Creek Timber Co., Inc. (REIT)                    2,013              74,340
First American Corp.+                                 1,886              73,856
Duke Realty Corp.                                     1,910              72,485
Liberty Property Trust                                1,437              67,769
Crescent Real Estate EQT Co.                          3,164              66,665
Arden Realty, Inc.                                    1,460              65,890
Reckson Associates Realty Corp.                       1,430              65,523
iStar Financial, Inc.                                 1,690              64,693
Ventas, Inc.                                          1,910              63,374
Weingarten Realty Investors                           1,430              58,273
Health Care Property Investors, Inc.                  2,013              57,169
Mills Corp.                                           1,830              51,240
Kilroy Realty Corp.+                                    610              47,129
First Marblehead Corp.                                1,070              46,278
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $21,588,339)                                                 25,288,119
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------

SECURITIES LENDING COLLATERAL 12.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                           $  3,104,327           3,104,327
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,104,327)                                                   3,104,327
                                                                 --------------
TOTAL INVESTMENTS 111.8%
  (Cost $24,692,666)                                             $   28,392,446
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.8)%                                         $   (2,989,043)
                                                                 ==============
NET ASSETS - 100.0%                                              $   25,403,403

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      REIT -- REAL ESTATE INVESTMENT TRUST


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Pfizer, Inc.                                        172,743      $    4,304,756
Johnson & Johnson, Inc.                              71,502           4,234,348
Amgen, Inc.*+                                        33,367           2,427,449
Genentech, Inc.*+                                    28,502           2,408,704
Merck & Co., Inc.                                    64,278           2,264,514
UnitedHealth Group, Inc.                             38,174           2,132,400
Abbott Laboratories                                  47,053           1,998,341
Wyeth                                                40,571           1,968,505
Eli Lilly & Co.+                                     34,074           1,884,292
Medtronic, Inc.                                      35,498           1,801,523
Bristol-Myers Squibb Co.                             64,116           1,577,895
WellPoint, Inc.*                                     19,793           1,532,572
Cardinal Health, Inc.+                               15,626           1,164,450
Gilead Sciences, Inc.*+                              17,559           1,092,521
Aetna, Inc.+                                         21,306           1,046,977
Guidant Corp.                                        13,103           1,022,820
Schering-Plough Corp.+                               53,250           1,011,217
Baxter International, Inc.                           24,054             933,536
Caremark Rx, Inc.*+                                  17,415             856,470
Allergan, Inc.+                                       7,690             834,365
HCA, Inc.+                                           17,516             802,058
Boston Scientific Corp.*+                            32,838             756,916
Stryker Corp.+                                       16,660             738,704
Medco Health Solutions, Inc.*                        12,824             733,789
Genzyme Corp.*+                                      10,633             714,750
CIGNA Corp.                                           5,470             714,491
Zimmer Holdings, Inc.*                               10,356             700,066
Celgene Corp.*+                                      15,810             699,118
Biogen Idec, Inc.*                                   14,547             685,164
McKesson Corp.                                       13,100             682,903
Forest Laboratories, Inc.*                           14,892             664,630
Becton, Dickinson & Co.                              10,700             658,906
St. Jude Medical, Inc.*                              14,971             613,811
Express Scripts, Inc.*+                               6,574             577,855
AmerisourceBergen Corp.                              10,340             499,112
Quest Diagnostics, Inc.+                              9,596             492,275
Medimmune, Inc.*+                                    12,225             447,190
Chiron Corp.*                                         9,667             442,845
Biomet, Inc.+                                        12,100             429,792
Coventry Health Care, Inc.*+                          7,921             427,576
Fisher Scientific International, Inc.*+               6,230             423,951
Humana, Inc.*+                                        8,002             421,305
Laboratory Corporation of America Holdings*+          6,876             402,108
Varian Medical Systems, Inc.*+                        6,976             391,772
C.R. Bard, Inc.                                       5,530             374,989
Barr Pharmaceuticals, Inc.*                           5,673             357,286

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

DaVita, Inc.*                                         5,772      $      347,532
Omnicare, Inc.+                                       6,281             345,392
Thermo Electron Corp.*                                9,300             344,937
Hospira, Inc.*                                        8,389             331,030
IMS Health, Inc.+                                    12,696             327,176
Sierra Health Services, Inc.*                         7,900             321,530
Health Net, Inc.*                                     6,231             316,659
Mylan Laboratories, Inc.+                            12,700             297,180
Applera Corp. - Applied Biosystems Group+            10,667             289,502
Health Management Associates, Inc. -- Class A+       13,413             289,318
Sepracor, Inc.*+                                      5,887             287,344
Waters Corp.*+                                        6,600             284,790
Patterson Cos., Inc.*+                                8,041             283,043
DENTSPLY International, Inc.                          4,686             272,491
Endo Pharmaceuticals Holdings, Inc.*                  8,000             262,480
Henry Schein, Inc.*                                   5,336             255,381
King Pharmaceuticals, Inc.*+                         14,400             248,400
Intuitive Surgical, Inc.*+                            2,100             247,800
Pharmaceutical Product Development, Inc.              7,138             247,046
Emdeon Corp.*                                        22,402             241,942
Vertex Pharmaceuticals, Inc.*+                        6,554             239,811
Covance, Inc.*                                        4,010             235,588
Millipore Corp.*+                                     3,200             233,792
PDL BioPharma, Inc.*                                  7,107             233,110
Cerner Corp.*+                                        4,800             227,760
Invitrogen Corp.*+                                    3,245             227,572
Charles River Laboratories
  International, Inc.*+                               4,612             226,080
Lincare Holdings, Inc.*                               5,800             225,968
Triad Hospitals, Inc.*                                5,389             225,799
Manor Care, Inc.+                                     5,056             224,234
Hillenbrand Industries, Inc.                          3,900             214,461
Tenet Healthcare Corp.*+                             28,882             213,149
Cephalon, Inc.*+                                      3,526             212,442
Beckman Coulter, Inc.                                 3,884             211,950
Community Health Systems, Inc.*                       5,767             208,477
ResMed, Inc.*+                                        4,700             206,706
Advanced Medical Optics, Inc.*+                       4,400             205,216
Bausch & Lomb, Inc.+                                  3,200             203,840
Cytyc Corp.*                                          7,200             202,896
Millennium Pharmaceuticals, Inc.*+                   19,951             201,705
Watson Pharmaceuticals, Inc.*+                        6,870             197,444
PerkinElmer, Inc.                                     8,400             197,148
Dade Behring Holdings, Inc.                           5,440             194,262
Idexx Laboratories, Inc.*                             2,200             189,992


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
  HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Kinetic Concepts, Inc.*                               4,563      $      187,859
ImClone Systems, Inc.*+                               5,515             187,620
Gen-Probe, Inc.*                                      3,397             187,243
Respironics, Inc.*                                    4,800             186,768
Hologic, Inc.*+                                       3,300             182,655
Pediatrix Medical Group, Inc.*                        1,700             174,488
Edwards Lifesciences Corp.*                           4,000             174,000
Universal Health Services, Inc. -- Class B+           3,400             172,686
VCA Antech, Inc.*                                     5,700             162,336
Cooper Cos., Inc.+                                    3,000             162,090
Techne Corp.*+                                        2,674             160,814
Kos Pharmaceuticals, Inc.*                            3,100             148,087
Mentor Corp.+                                         3,100             140,461
Affymetrix, Inc.*+                                    4,136             136,198
American Pharmaceutical Partners, Inc.*+              4,700             133,903
Medicis Pharmaceutical Corp. -- Class A+              4,000             130,400
Sunrise Senior Living, Inc.*+                         3,300             128,601
Healthways, Inc.*+                                    2,500             127,350
OSI Pharmaceuticals, Inc.*+                           3,955             126,956
American Medical Systems Holdings, Inc.*              5,600             126,000
Steris Corp.                                          5,100             125,868
LifePoint Hospitals, Inc.*+                           3,989             124,058
Sybron Dental Specialties, Inc.*                      3,000             123,720
United Surgical Partners International, Inc.*         3,400             120,394
Perrigo Co.                                           7,300             119,063
Chemed Corp.                                          2,000             118,680
Valeant Pharmaceuticals International                 6,898             109,333
Immucor, Inc.*                                        3,800             109,022
Owens & Minor, Inc.                                   3,300             108,141
MGI Pharma, Inc.*+                                    6,100             106,750
Haemonetics Corp./MA*                                 2,100             106,617
Diagnostic Products Corp.+                            2,200             104,786
Dionex Corp.*                                         1,700             104,516
Centene Corp.*+                                       3,500             102,095
Varian, Inc.*                                         2,400              98,832
ArthroCare Corp.*+                                    2,000              95,640
Integra LifeSciences Holdings Corp.*                  2,300              94,254
AMERIGROUP Corp.*                                     4,400              92,576
Apria Healthcare Group, Inc.*                         4,000              91,920
Intermagnetics General Corp.*                         3,650              91,433
Martek Biosciences Corp.*+                            2,778              91,202
Alpharma, Inc. -- Class A                             3,400              91,188
PolyMedica Corp.                                      2,100              88,956
LCA-Vision, Inc.                                      1,700              85,187
Viasys Healthcare, Inc.*                              2,800              84,224

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

DJ Orthopedics, Inc.*+                                2,100      $       83,496
Invacare Corp.                                        2,600              80,756
Analogic Corp.+                                       1,200              79,440
Par Pharmaceutical Cos., Inc.*                        2,800              78,904
Regeneron Pharmaceuticals, Inc.*                      4,744              78,893
Biosite, Inc.*+                                       1,400              72,702
Parexel International Corp.*                          2,600              68,744
Vital Signs, Inc.                                     1,200              65,916
AmSurg Corp.*                                         2,700              61,263
SurModics, Inc.*+                                     1,700              60,112
Cross Country Healthcare, Inc.*                       3,100              60,016
Connetics Corp.*+                                     3,500              59,255
Cyberonics, Inc.*+                                    2,200              56,694
Dendrite International, Inc.*                         4,100              55,965
Datascope Corp.                                       1,400              55,384
Odyssey HealthCare, Inc.*                             3,200              55,072
Laserscope*+                                          2,200              52,030
Conmed Corp.*                                         2,700              51,705
SFBC International, Inc.*+                            2,100              51,198
Cambrex Corp.+                                        2,600              50,804
Amedisys, Inc.*+                                      1,400              48,650
ICU Medical, Inc.*                                    1,300              47,047
Greatbatch, Inc.*                                     2,100              46,011
Enzo Biochem, Inc.*+                                  3,400              45,900
Gentiva Health Services, Inc.*                        2,500              45,525
Noven Pharmaceuticals, Inc.*                          2,500              45,025
Savient Pharmaceuticals, Inc.*                        7,500              39,975
Kensey Nash Corp.*+                                   1,300              37,180
Merit Medical Systems, Inc.*                          3,000              36,030
CNS, Inc.                                             1,600              34,464
RehabCare Group, Inc.*                                1,800              33,930
Bradley Pharmaceuticals, Inc.*+                       2,100              31,227
BioLase Technology, Inc.+                             3,000              28,650
Arqule, Inc.*                                         4,400              25,256
Hooper Holmes, Inc.                                   8,700              25,143
Possis Medical, Inc.*                                 2,200              22,352
Per-Se Technologies, Inc.*                              756              20,155
CryoLife, Inc.*                                       3,900              17,160
Theragenics Corp.*                                    4,843              15,304
Osteotech, Inc.*                                      2,600              11,388
Schering AG -- SP ADR                                     1                 104
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $57,512,941)                                                 70,011,187
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    693,361             693,361
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $693,361)                                                       693,361
                                                                 --------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 16.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                           $ 11,373,445      $   11,373,445
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $11,373,445)                                                 11,373,445
                                                                 --------------
TOTAL INVESTMENTS 116.7%
  (Cost $69,579,747)                                             $   82,077,993
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (16.7)%                                         $  (11,716,768)
                                                                 ==============
NET ASSETS - 100.0%                                              $   70,361,225

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


42 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  INTERNET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.3%

Cisco Systems, Inc.*                                 99,353      $    2,152,980
Qualcomm, Inc.                                       32,283           1,633,843
Google, Inc. -- Class A*                              3,720           1,450,800
Time Warner, Inc.+                                   84,517           1,419,040
eBay, Inc.*+                                         29,936           1,169,300
Yahoo!, Inc.*+                                       32,193           1,038,546
Broadcom Corp. -- Class A*                           19,037             821,637
Sun Microsystems, Inc.*+                            148,151             760,015
Research In Motion, Ltd.*+                            8,634             732,854
Symantec Corp.*                                      41,562             699,488
Qwest Communications International, Inc.*+           99,932             679,538
E*Trade Financial Corp.*                             23,425             632,006
Amazon.com, Inc.*+                                   15,580             568,826
InterActiveCorp*+                                    18,816             554,508
Intuit, Inc.*+                                       10,022             533,070
Juniper Networks, Inc.*+                             27,117             518,477
Monster Worldwide, Inc.*                              9,577             477,509
BEA Systems, Inc.*                                   33,927             445,462
VeriSign, Inc.*+                                     18,362             440,504
Red Hat, Inc.*                                       14,191             397,064
Ciena Corp.*                                         75,415             392,912
CheckFree Corp.*                                      7,617             384,659
F5 Networks, Inc.*                                    4,821             349,474
Check Point Software Technologies Ltd.*              17,340             347,147
Emdeon Corp.*                                        31,340             338,472
McAfee, Inc.*+                                       12,987             315,974
Foundry Networks, Inc.*+                             16,994             308,611
Palm, Inc.*+                                         13,214             306,036
WebEx Communications, Inc.*                           6,830             229,966
RealNetworks, Inc.*                                  27,110             223,658
CNET Networks, Inc.*+                                15,586             221,477
Digital River, Inc.*+                                 5,046             220,056
aQuantive, Inc.*+                                     9,050             213,037
Digital Insight Corp.*                                5,790             210,756
TIBCO Software, Inc.*                                25,197             210,647
Internet Security Systems, Inc.*                      8,706             208,770
Netflix, Inc.*+                                       7,190             208,438
Websense, Inc.*                                       6,650             183,407
EarthLink, Inc.*                                     18,396             175,682
United Online, Inc.                                  10,504             135,081
webMethods, Inc.*                                    14,620             123,100
S1 Corp.*                                            21,869             110,220
Adobe Systems, Inc.*+                                   538              18,787
Expedia, Inc.*+                                         864              17,513
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $18,778,922)                                                 22,579,347
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $     87,215      $       87,215
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $87,215)                                                         87,215
                                                                 --------------

SECURITIES LENDING COLLATERAL 11.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              2,650,802           2,650,802
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,650,802)                                                   2,650,802
                                                                 --------------
TOTAL INVESTMENTS 111.4%
  (Cost $21,516,939)                                             $   25,317,364
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.4)%                                         $   (2,589,467)
                                                                 ==============
NET ASSETS - 100.0%                                              $   22,727,897

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 100.2%

Time Warner, Inc.+                                   67,678      $    1,136,314
The Walt Disney Co.+                                 37,376           1,042,417
McDonald's Corp.                                     25,120             863,123
News Corp. -- Class A+                               48,910             812,395
Starbucks Corp.*                                     21,298             801,657
Las Vegas Sands Corp.*                               12,610             714,483
Carnival Corp.+                                      14,780             700,129
Electronic Arts, Inc.*                                9,925             543,096
Marriott International, Inc. --  Class A+             7,786             534,120
Yum! Brands, Inc.                                    10,768             526,124
Harrah's Entertainment, Inc.+                         6,623             516,329
Starwood Hotels & Resorts Worldwide, Inc.             7,568             512,581
MGM Mirage, Inc.*+                                   11,430             492,519
International Game Technology, Inc.                  13,954             491,460
Wynn Resorts Ltd.*+                                   6,049             464,866
Hilton Hotels Corp.+                                 17,123             435,952
Eastman Kodak Co.+                                   15,163             431,236
Pixar*                                                6,444             413,318
Mattel, Inc.                                         21,653             392,569
Wendy's International, Inc.                           6,031             374,284
Darden Restaurants, Inc.                              8,142             334,066
Station Casinos, Inc.                                 4,170             330,973
CBS Corporation                                      13,686             328,190
Boyd Gaming Corp.+                                    6,060             302,636
Hasbro, Inc.                                         13,496             284,766
GTECH Holdings Corp.                                  7,996             272,264
Penn National Gaming, Inc.*                           6,330             266,999
Outback Steakhouse, Inc.                              5,975             262,900
Brunswick Corp.                                       6,712             260,828
Activision, Inc.*+                                   18,821             259,542
Scientific Games Corp. -- Class A*                    7,300             256,449
Warner Music Group Corp.                             11,550             250,519
Brinker International, Inc.+                          5,870             248,007
SCP Pool Corp.                                        5,250             246,277
CBRL Group, Inc.                                      5,400             237,114
Panera Bread Co. -- Class A*                          3,020             227,044
Sonic Corp.*                                          6,370             223,778
Choice Hotels International, Inc.                     4,852             222,125
Polaris Industries, Inc.                              4,068             221,950
Ruby Tuesday, Inc.+                                   6,710             215,257
Marvel Entertainment, Inc.*+                         10,279             206,813
Cheesecake Factory, Inc.*+                            5,430             203,353
Applebee's International, Inc.                        8,067             198,045
Jack in the Box, Inc.*                                4,215             183,352
Callaway Golf Co.                                    10,530             181,116
THQ, Inc.*                                            6,890             178,382
Aztar Corp.*                                          4,200             176,358

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Bob Evans Farms, Inc.+                                5,840      $      173,506
Rare Hospitality International, Inc.*+                4,970             173,105
International Speedway Corp. -- Class A               3,370             171,533
DreamWorks Animation SKG, Inc. -- Class A*            6,460             170,867
Live Nation, Inc.*                                    8,380             166,259
Regal Entertainment Group -- Class A+                 8,600             161,766
P.F. Chang's China Bistro, Inc.*+                     3,280             161,671
Shuffle Master, Inc.*+                                4,480             160,115
Take-Two Interactive Software, Inc.*+                 8,480             158,237
Pinnacle Entertainment, Inc.*                         5,500             154,935
Jakks Pacific, Inc.*                                  5,620             150,279
Papa John's International, Inc.*                      4,556             149,482
CKX, Inc.*                                           11,400             148,998
IHOP Corp.                                            2,960             141,902
CEC Entertainment, Inc.*+                             4,170             140,195
WMS Industries, Inc.*+                                4,600             138,460
Steak n Shake Co.*                                    6,430             135,673
Ryan's Restaurant Group, Inc.*                        8,760             127,020
K2, Inc.*                                             9,690             121,609
Marinemax, Inc.*                                      3,500             117,320
Red Robin Gourmet Burgers, Inc.*+                     2,420             114,224
Multimedia Games, Inc.*+                              7,670             114,130
Triarc Cos. -- Class B+                               6,520             113,970
Landry's Restaurants, Inc.                            2,990             105,637
O'Charleys, Inc.*                                     5,605             103,468
Lone Star Steakhouse & Saloon, Inc.                   3,590             102,028
Bally Total Fitness Holding Corp.*                   10,400              97,448
Nautilus, Inc.+                                       5,900              88,205
Marcus Corp.                                          3,820              76,209
4Kids Entertainment, Inc.*                            3,866              66,457
Napster, Inc.*                                       15,310              51,748
Meade Instruments Corp.*                             15,568              43,746
Gaylord Entertainment Co.*                              350              15,883
Viacom, Inc. -- Class B*+                               287              11,116
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $20,186,118)                                                 22,905,276
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    106,051             106,051
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $106,051)                                                       106,051
                                                                 --------------

SECURITIES LENDING COLLATERAL 11.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              2,670,259           2,670,259
                                                                 --------------


44 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                                        (NOTE 1)
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,670,259)                                              $    2,670,259
                                                                 --------------
TOTAL INVESTMENTS 112.4%
  (Cost $22,962,428)                                             $   25,681,586
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (12.4)%                                         $   (2,826,175)
                                                                 ==============
NET ASSETS - 100.0%                                              $   22,855,411

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 SEE NOTE 8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.0%

Barrick Gold Corp.                                1,175,329      $   32,015,962
Newmont Mining Corp.                                566,224          29,381,363
Freeport-McMoRan Copper &
  Gold, Inc. -- Class B+                            367,826          21,984,960
Goldcorp, Inc.+                                     605,529          17,711,723
Coeur d'Alene Mines Corp.*+                       1,873,798          12,292,115
AngloGold Ashanti Ltd. -- SP ADR+                   218,320          11,815,478
Gold Fields Ltd. -- SP ADR+                         508,490          11,176,610
Agnico-Eagle Mines Ltd.+                            357,661          10,890,777
Glamis Gold Ltd.*+                                  326,804          10,679,955
Pan American Silver Corp.*+                         384,348           9,762,439
Meridian Gold, Inc.*                                309,198           9,167,721
Harmony Gold Mining Co. Ltd. -- SP ADR*+            544,301           8,643,500
Bema Gold Corp.*                                  1,897,681           8,406,727
Royal Gold, Inc.+                                   221,787           8,026,472
Kinross Gold Corp.*                                 666,344           7,283,140
Silver Standard Resources, Inc.*+                   329,408           6,772,629
Hecla Mining Co.*+                                1,014,043           6,702,824
Cia de Minas Buenaventura SA -- SP ADR              250,671           6,189,067
Stillwater Mining Co.*                              372,139           6,125,408
Randgold Resources Ltd. -- SP ADR*                  292,991           5,323,646
Yamana Gold, Inc.*+                                 562,676           5,210,380
Golden Star Resources Ltd.*+                      1,604,343           5,117,854
DRDGOLD Ltd. -- SP ADR                            2,496,664           3,869,829
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $130,242,823)                                               254,550,579
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $  2,010,381           2,010,381
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,010,381)                                                   2,010,381
                                                                 --------------

SECURITIES LENDING COLLATERAL 27.6%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                             71,056,776          71,056,776
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $71,056,776)                                                 71,056,776
                                                                 --------------
TOTAL INVESTMENTS 127.4%
  (Cost $203,309,980)                                            $  327,617,736
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (27.4)%                                         $  (70,546,806)
                                                                 ==============
NET ASSETS - 100.0%                                              $  257,070,930

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


46 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Simon Property Group, Inc.+                          15,349      $    1,291,465
Equity Residential+                                  24,398           1,141,582
Vornado Realty Trust+                                11,554           1,109,184
Equity Office Properties Trust                       32,983           1,107,569
ProLogis                                             20,562           1,100,067
Boston Properties, Inc.+                             10,989           1,024,724
Public Storage, Inc.+                                12,476           1,013,425
General Growth Properties, Inc.+                     20,316             992,843
Archstone-Smith Trust+                               20,284             989,251
KIMCO Realty Corp.+                                  23,954             973,491
AvalonBay Communities, Inc.+                          8,064             879,782
Host Marriott Corp.+                                 38,845             831,283
CB Richard Ellis Group, Inc. -- Class A*              9,911             799,818
Plum Creek Timber Co., Inc. (REIT)                   20,360             751,895
Developers Diversified Realty Corp.+                 13,640             746,790
Duke Realty Corp.                                    18,213             691,183
Apartment Investment &
  Management Co. -- Class A+                         14,315             671,373
SL Green Realty Corp.+                                6,560             665,840
AMB Property Corp.                                   11,824             641,688
Regency Centers Corp.+                                9,547             641,463
Macerich Co.+                                         8,467             626,135
United Dominion Realty Trust, Inc.+                  21,811             622,486
Reckson Associates Realty Corp.                      13,579             622,190
Federal Realty Investment Trust                       8,265             621,528
iStar Financial, Inc.                                16,028             613,552
Camden Property Trust                                 8,499             612,353
Liberty Property Trust+                              12,904             608,553
Trizec Properties, Inc.+                             23,521             605,195
Forest City Enterprises, Inc. -- Class A             12,646             596,259
The St. Joe Co.+                                      9,436             592,958
Health Care Property Investors, Inc.                 20,749             589,272
Rayonier, Inc.+                                      12,434             566,866
Weingarten Realty Investors+                         13,862             564,876
Global Signal, Inc.                                  11,233             552,664
Shurgard Storage Centers, Inc. -- Class A             8,079             538,304
Ventas, Inc.+                                        16,147             535,757
BRE Properties, Inc. -- Class A+                      9,454             529,424
Hospitality Properties Trust+                        12,095             528,189
Mack-Cali Realty Corp.                               10,796             518,208
New Century Financial Corp.+                         11,259             518,139
CarrAmerica Realty Corp.                             11,564             515,870
Pan Pacific Retail Properties, Inc.+                  7,085             502,326
New Plan Excel Realty Trust+                         19,093             495,272
Arden Realty, Inc.                                   10,921             492,865
Thornburg Mortgage, Inc.+                            17,919             484,888

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

CBL & Associates Properties, Inc.                    11,315      $      480,322
Essex Property Trust, Inc.+                           4,393             477,651
HRPT Properties Trust                                40,495             475,411
Kilroy Realty Corp.+                                  6,070             468,968
Colonial Properties Trust+                            9,214             461,898
Taubman Centers, Inc.                                10,897             454,078
Alexandria Real Estate Equities, Inc.                 4,654             443,666
Health Care REIT, Inc.+                              11,605             442,151
First Industrial Realty Trust, Inc.+                 10,327             440,860
Corporate Office Properties Trust SBI/MD              9,409             430,368
Crescent Real Estate EQT Co.                         20,353             428,838
Realty Income Corp.                                  17,704             428,614
Heritage Property Investment Trust+                  10,750             425,593
Highwoods Properties, Inc.                           12,429             419,230
Post Properties, Inc.+                                9,124             406,018
Brandywine Realty Trust+                             12,766             405,448
Healthcare Realty Trust, Inc.                        10,809             404,040
Home Properties, Inc.+                                7,852             401,237
Cousins Properties, Inc.+                            11,954             399,622
Equity One, Inc.+                                    16,212             398,167
Pennsylvania Real Estate Investment Trust             8,964             394,416
Washington Real Estate Investment Trust+             10,647             386,699
KKR Financial Corp.                                  16,439             368,727
Annaly Mortgage Management, Inc.+                    30,269             367,466
FelCor Lodging Trust, Inc.                           16,878             356,126
Nationwide Health Properties, Inc.                   15,990             343,785
American Financial Realty Trust                      29,433             342,894
LaSalle Hotel Properties+                             8,359             342,719
Commercial Net Lease Realty+                         14,661             341,601
Friedman Billings Ramsey Group, Inc.
  -- Class A+                                        36,026             337,924
Senior Housing Properties Trust                      18,593             336,533
PS Business Parks, Inc.                               5,906             330,264
Mid-America Apartment Communities, Inc.+              5,953             325,927
Equity Lifestyle Properties, Inc.+                    6,410             318,898
Tanger Factory Outlet Centers, Inc.                   9,225             317,432
Glimcher Realty Trust                                11,040             313,536
Inland Real Estate Corp.                             19,220             313,478
Entertainment Properties Trust                        7,128             299,233
Sovran Self Storage, Inc.+                            5,391             297,583
Mills Corp.                                          10,501             294,028
Eastgroup Properties, Inc.                            6,192             293,748
Lexington Corporate Properties Trust+                14,080             293,568
Trustreet Properties, Inc.                           19,171             291,207
Equity Inns, Inc.                                    17,943             290,677


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Meristar Hospitality Corp.*                          27,443      $      284,858
Glenborough Realty Trust, Inc.+                      12,496             271,788
Saul Centers, Inc.                                    6,068             266,446
Acadia Realty Trust                                  11,178             263,242
Town & Country Trust                                  6,388             259,289
Innkeepers USA Trust                                 14,716             249,436
Sun Communities, Inc.                                 6,825             241,264
National Health Investors, Inc.                       9,229             234,417
Parkway Properties, Inc./MD                           5,307             231,810
Ramco-Gershenson Properties Trust                     7,107             215,129
LTC Properties, Inc.+                                 9,208             214,178
Potlatch Corp.                                        4,900             209,916
Cedar Shopping Centers, Inc.                         12,806             202,847
Bedford Property Investors, Inc.                      7,509             202,217
Universal Health Realty Income Trust                  5,467             199,710
Urstadt Biddle Properties, Inc.                       9,579             172,422
Winston Hotels, Inc.                                 14,557             165,513
Associated Estates Realty Corp.                      12,905             145,181
CentraCore Properties Trust                           5,698             142,735
American Land Lease, Inc.                             4,993             136,559
Windrose Medical Properties Trust                     8,813             132,900
Monmouth Reit -- Class A                             13,486             113,552
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $47,175,147)                                                 53,264,903
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $     93,680              93,680
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $93,680)                                                         93,680
                                                                 --------------

SECURITIES LENDING COLLATERAL 15.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              8,182,571           8,182,571
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $8,182,571)                                                   8,182,571
                                                                 --------------
TOTAL INVESTMENTS 115.0%
  (Cost $55,451,398)                                             $   61,541,154
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (15.0)%                                         $   (8,027,419)
                                                                 ==============
NET ASSETS - 100.0%                                              $   53,513,735

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


48 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Wal-Mart Stores, Inc.+                               16,021      $      756,832
Home Depot, Inc.+                                    12,536             530,273
eBay, Inc.*+                                          9,776             381,851
Lowe's Cos., Inc.+                                    5,830             375,685
Target Corp.                                          6,709             348,935
Walgreen Co.                                          7,972             343,832
Best Buy Co., Inc.+                                   5,815             325,233
Costco Wholesale Corp.+                               5,551             300,642
CVS Corp.                                             9,546             285,139
Sears Holdings Corp.*                                 2,048             270,828
Staples, Inc.+                                       10,207             260,483
Federated Department Stores, Inc.+                    3,467             253,091
Kohl's Corp.*+                                        4,430             234,834
The Gap, Inc.+                                       11,746             219,415
J.C. Penney Holding Co., Inc.+                        3,444             208,052
Office Depot, Inc.*                                   5,325             198,303
TJX Cos., Inc.                                        7,954             197,418
Amazon.com, Inc.*+                                    5,105             186,384
Bed Bath & Beyond, Inc.*+                             4,813             184,819
Limited Brands, Inc.                                  7,513             183,768
Nordstrom, Inc.                                       4,652             182,265
InterActiveCorp*+                                     5,867             172,900
AutoZone, Inc.*                                       1,552             154,719
Sherwin-Williams Co.+                                 3,095             153,017
Genuine Parts Co.                                     3,405             149,241
Chico's FAS, Inc.*                                    3,464             140,777
AutoNation, Inc.*                                     6,074             130,895
Michaels Stores, Inc.                                 3,445             129,463
Expedia, Inc.*+                                       6,370             129,120
American Eagle Outfitters, Inc.+                      4,316             128,876
Tiffany & Co.                                         3,214             120,654
O'Reilly Automotive, Inc.*                            3,235             118,272
Circuit City Stores, Inc.+                            4,830             118,238
Ross Stores, Inc.                                     4,039             117,898
Dollar General Corp.+                                 6,644             117,399
Claire's Stores, Inc.                                 3,210             116,555
Family Dollar Stores, Inc.                            4,380             116,508
Abercrombie & Fitch Co. -- Class A                    1,973             115,026
Petsmart, Inc.+                                       4,057             114,164
Williams-Sonoma, Inc.*+                               2,680             113,632
Advance Auto Parts, Inc.                              2,641             109,971
Urban Outfitters, Inc.*                               4,317             105,939
Foot Locker, Inc.+                                    4,320             103,162
CarMax, Inc.*+                                        3,151             102,975
Dollar Tree Stores, Inc.*+                            3,668             101,494
Barnes & Noble, Inc.                                  2,184             101,010
Tractor Supply Co.*                                   1,463              97,055
Saks, Inc.*                                           5,020              96,886
AnnTaylor Stores Corp.*                               2,610              96,022
GameStop Corp. -- Class A*+                           1,990              93,809

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Men's Wearhouse, Inc.+                                2,377      $       85,429
Rent-A-Center, Inc.*                                  3,270              83,679
BJ's Wholesale Club, Inc.*+                           2,653              83,596
Burlington Coat Factory Warehouse Corp.               1,828              83,083
RadioShack Corp.+                                     4,320              83,074
OfficeMax, Inc.                                       2,750              82,967
Rite Aid Corp.*                                      20,614              82,456
Bebe Stores, Inc.                                     4,449              81,951
Children's Place Retail Stores, Inc.*+                1,406              81,407
Longs Drug Stores Corp.                               1,756              81,268
Dillard's, Inc. -- Class A+                           3,010              78,380
Select Comfort Corp.*+                                1,960              77,518
Group 1 Automotive, Inc.                              1,630              77,490
Aeropostale, Inc.*+                                   2,555              77,059
Big Lots, Inc.*+                                      5,420              75,663
Borders Group, Inc.                                   2,915              73,575
Zale Corp.*                                           2,600              72,878
Dick's Sporting Goods, Inc.*                          1,830              72,596
Dress Barn, Inc.*+                                    1,501              71,973
Pacific Sunwear of California, Inc.*+                 3,073              68,098
Aaron Rents, Inc.                                     2,480              67,382
Payless Shoesource, Inc.*                             2,837              64,939
Hibbett Sporting Goods, Inc.*                         1,960              64,660
Too, Inc.*                                            1,851              63,582
Pier 1 Imports, Inc.+                                 5,370              62,346
99 Cents Only Stores*+                                4,403              59,705
Jos. A.  Bank Clothiers, Inc.*+                       1,245              59,698
Sonic Automotive, Inc.                                2,030              56,353
Guitar Center, Inc.*                                  1,180              56,286
Building Material Holding Corp.+                      1,558              55,527
Christopher & Banks Corp.                             2,307              53,545
Gymboree Corp.*                                       1,950              50,778
Genesco, Inc.*+                                       1,297              50,440
PEP Boys-Manny Moe & Jack+                            3,330              50,316
Stage Stores, Inc.                                    1,630              48,492
Stein Mart, Inc.                                      2,694              46,929
Insight Enterprises, Inc.*                            2,050              45,121
Finish Line, Inc. -- Class A                          2,680              44,086
Cato Corp. -- Class A                                 1,830              43,664
HOT Topic, Inc.*                                      2,940              42,630
J. Jill Group, Inc.*                                  1,760              42,082
Fred's, Inc.+                                         2,610              34,609
Cost Plus, Inc.*+                                     1,960              33,516
Jo-Ann Stores, Inc.*+                                 2,420              32,573
Haverty Furniture Cos., Inc.                          2,220              31,857
Audiovox Corp. -- Class A*+                           2,109              25,181
Hancock Fabrics, Inc./DE+                             3,663              13,333
Movie Gallery, Inc.+                                  4,050              12,231
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $9,430,615)                                                  12,579,760
                                                                 --------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    112,610      $      112,610
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $112,610)                                                       112,610
                                                                 --------------

SECURITIES LENDING COLLATERAL 29.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              3,663,619           3,663,619
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,663,619)                                                   3,663,619
                                                                 --------------
TOTAL INVESTMENTS 129.5%
  (Cost $13,206,844)                                             $   16,355,989
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (29.5)%                                         $   (3,730,164)
                                                                 ==============
NET ASSETS - 100.0%                                              $   12,625,825

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


50 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Microsoft Corp.                                      93,674      $    2,548,870
Cisco Systems, Inc.*                                 68,914           1,493,366
International Business Machines Corp.                16,970           1,399,516
Intel Corp.                                          62,242           1,204,383
Hewlett-Packard Co.                                  33,879           1,114,619
Qualcomm, Inc.                                       20,027           1,013,566
Google, Inc. -- Class A*                              2,473             964,470
Oracle Corp.*                                        65,170             892,177
Dell, Inc.*+                                         28,492             847,922
Motorola, Inc.+                                      32,516             744,942
Apple Computer, Inc.*                                11,490             720,653
Texas Instruments, Inc.                              21,320             692,260
Yahoo!, Inc.*+                                       19,180             618,747
Corning, Inc.*                                       22,800             613,548
First Data Corp.+                                    11,710             548,262
EMC Corp./MA*                                        36,479             497,209
Applied Materials, Inc.+                             25,334             443,598
Automatic Data Processing, Inc.                       9,250             422,540
Adobe Systems, Inc.*+                                11,827             412,999
Broadcom Corp. -- Class A*+                           7,939             342,647
Agilent Technologies, Inc.*                           8,810             330,815
Sun Microsystems, Inc.*+                             63,743             327,002
Symantec Corp.*                                      18,764             315,798
Paychex, Inc.                                         7,020             292,453
Electronic Arts, Inc.*                                5,236             286,514
CA, Inc.+                                            10,440             284,072
Network Appliance, Inc.*+                             7,654             275,774
Xerox Corp.*+                                        18,039             274,193
Electronic Data Systems Corp.+                       10,050             269,641
Advanced Micro Devices, Inc.*+                        8,005             265,446
Analog Devices, Inc.+                                 6,930             265,350
Lucent Technologies, Inc.*+                          81,535             248,682
Maxim Integrated Products, Inc.                       5,960             221,414
Nvidia Corp.*+                                        3,822             218,848
Sandisk Corp.*+                                       3,710             213,399
Computer Sciences Corp.*                              3,780             209,979
Linear Technology Corp.                               5,980             209,778
Juniper Networks, Inc.*+                             10,490             200,569
Intuit, Inc.*+                                        3,733             198,558
National Semiconductor Corp.+                         7,114             198,054
Jabil Circuit, Inc.*                                  4,510             193,299
Micron Technology, Inc.*+                            13,020             191,654
KLA-Tencor Corp.+                                     3,941             190,587
Cognizant Technology Solutions Corp.
  -- Class A*                                         3,102             184,538
MEMC Electronic Materials, Inc.*+                     4,991             184,268
Xilinx, Inc.                                          7,100             180,766
NCR Corp.*+                                           4,186             174,933
JDS Uniphase Corp.*+                                 41,560             173,305
Autodesk, Inc.*                                       4,492             173,032
Tellabs, Inc.*+                                      10,860             172,674

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Freescale Semiconductor, Inc. -- Class B*             6,100      $      169,397
Microchip Technology, Inc.+                           4,640             168,432
Altera Corp.*+                                        8,160             168,422
Fiserv, Inc.*                                         3,856             164,073
Affiliated Computer Services, Inc. -- Class A*        2,680             159,889
Citrix Systems, Inc.*+                                4,160             157,664
VeriSign, Inc.*+                                      6,168             147,970
Harris Corp.+                                         3,056             144,518
Lam Research Corp.*                                   3,360             144,480
BEA Systems, Inc.*                                   10,183             133,703
Akamai Technologies, Inc.*+                           4,010             131,889
Avaya, Inc.*+                                        11,450             129,385
Cadence Design Systems, Inc.*+                        6,854             126,730
Iron Mountain, Inc.*+                                 3,110             126,701
Red Hat, Inc.*                                        4,464             124,903
Amphenol Corp. -- Class A                             2,274             118,657
CheckFree Corp.*                                      2,346             118,473
Lexmark International, Inc.*+                         2,610             118,442
CDW Corp.                                             1,970             115,934
Intersil Corp. -- Class A+                            3,990             115,391
LSI Logic Corp.*+                                     9,980             115,369
DST Systems, Inc.*                                    1,985             115,011
Western Digital Corp.*                                5,884             114,326
BMC Software, Inc.*+                                  5,230             113,282
NAVTEQ Corp.*+                                        2,191             110,974
Comverse Technology, Inc.*+                           4,670             109,885
Salesforce.com, Inc.*+                                3,015             109,535
Global Payments, Inc.                                 2,062             109,307
Alliance Data Systems Corp.*                          2,240             104,765
Solectron Corp.*                                     24,907              99,628
Ceridian Corp.*                                       3,900              99,255
Ciena Corp.*                                         18,603              96,922
Arrow Electronics, Inc.*                              3,001              96,842
Avnet, Inc.*                                          3,721              94,439
Total System Services, Inc.                           4,730              94,222
Activision, Inc.*+                                    6,814              93,965
Silicon Laboratories, Inc.*+                          1,710              93,964
McAfee, Inc.*+                                        3,855              93,792
QLogic Corp.*                                         4,806              92,996
Molex, Inc.+                                          2,770              91,964
Zebra Technologies Corp. -- Class A*                  2,010              89,887
Synopsys, Inc.*                                       3,950              88,282
AVX Corp.                                             4,980              88,146
F5 Networks, Inc.*+                                   1,212              87,858
Tektronix, Inc.                                       2,440              87,132
Integrated Device Technology, Inc.*                   5,790              86,039
Novellus Systems, Inc.*                               3,569              85,656
Ingram Micro, Inc. -- Class A*+                       4,280              85,600
Sabre Holdings Corp.                                  3,610              84,943
Diebold, Inc.                                         2,030              83,433
ADC Telecommunications, Inc.*                         3,210              82,144
Agere Systems, Inc.*                                  5,440              81,818


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2006
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Atmel Corp.*                                         17,240      $       81,373
MoneyGram International, Inc.                         2,640              81,101
Novell, Inc.*                                        10,520              80,794
Teradyne, Inc.*                                       5,150              79,876
International Rectifier Corp.*+                       1,910              79,131
Compuware Corp.*                                     10,013              78,402
Mercury Interactive Corp.*                            2,240              77,952
National Instruments Corp.+                           2,350              76,657
Mettler Toledo International, Inc.*                   1,250              75,425
Trimble Navigation Ltd.*                              1,670              75,233
Convergys Corp.*+                                     4,130              75,207
Symbol Technologies, Inc.                             7,040              74,483
Cree, Inc.*+                                          2,270              74,479
Fidelity National Information Services, Inc.          1,780              72,179
Fair Isaac Corp.+                                     1,802              71,395
Vishay Intertechnology, Inc.*+                        4,990              71,058
Acxiom Corp.                                          2,730              70,543
PMC - Sierra, Inc.*+                                  5,690              69,930
Fairchild Semiconductor International, Inc.*+         3,650              69,605
Unisys Corp.*                                         9,930              68,418
Factset Research Systems, Inc.                        1,520              67,412
Cypress Semiconductor Corp.*                          3,950              66,952
Polycom, Inc.*                                        3,040              65,907
Anteon International Corp.*                           1,190              64,926
Tech Data Corp.*                                      1,730              63,854
Jack Henry & Associates, Inc.                         2,790              63,807
Plexus Corp.*                                         1,690              63,493
3Com Corp.*+                                         12,340              63,181
Sanmina-SCI Corp.*                                   15,340              62,894
CACI International, Inc. -- Class A*+                   930              61,147
Andrew Corp.*                                         4,920              60,418
Hyperion Solutions Corp.*                             1,820              59,332
Ansys, Inc.*                                          1,090              59,023
Microsemi Corp.*                                      2,010              58,511
Flir Systems, Inc.*+                                  2,040              57,956
RF Micro Devices, Inc.*                               6,650              57,523
CommScope, Inc.*+                                     2,000              57,100
Sybase, Inc.*                                         2,695              56,918
Cymer, Inc.*+                                         1,247              56,664
ADTRAN, Inc.+                                         2,140              56,025
Reynolds & Reynolds Co. -- Class A                    1,970              55,948
Micros Systems, Inc.*+                                1,210              55,745
Plantronics, Inc.                                     1,555              55,094
WebEx Communications, Inc.*+                          1,611              54,242
Anixter International, Inc.+                          1,120              53,514
Parametric Technology Corp.*+                         3,266              53,334
Hewitt Associates, Inc. -- Class A*+                  1,780              52,937
THQ, Inc.*                                            2,040              52,816
MPS Group, Inc.*                                      3,395              51,944

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Gartner, Inc. -- Class A*                             3,700      $       51,615
BISYS Group, Inc.*                                    3,760              50,685
Benchmark Electronics, Inc.*                          1,310              50,239
Avocent Corp.*                                        1,580              50,149
Varian Semiconductor Equipment
  Associates, Inc.*                                   1,785              50,123
Avid Technology, Inc.*                                1,150              49,979
SRA International, Inc. -- Class A*+                  1,320              49,804
Itron, Inc.*                                            830              49,676
Powerwave Technologies, Inc.*+                        3,540              47,755
Imation Corp.                                         1,110              47,630
RSA Security, Inc.*                                   2,620              47,003
Belden CDT, Inc.                                      1,710              46,563
Digital Insight Corp.*                                1,264              46,010
Cognex Corp.                                          1,550              45,942
Micrel, Inc.*                                         3,070              45,497
Applied Micro Circuits Corp.*                        11,170              45,462
Semtech Corp.*                                        2,530              45,262
eFunds Corp.*                                         1,705              44,057
Websense, Inc.*                                       1,536              42,363
Take-Two Interactive Software, Inc.*+                 2,230              41,612
Macrovision Corp.*                                    1,840              40,756
j2 Global Communications, Inc.*+                        864              40,608
CSG Systems International, Inc.*                      1,740              40,472
Coherent, Inc.*                                       1,150              40,377
Technitrol, Inc.                                      1,655              39,687
Aeroflex, Inc.*                                       2,870              39,405
Transaction Systems Architects,
  Inc. -- Class A*                                    1,260              39,325
ATMI, Inc.*                                           1,300              39,260
Kronos, Inc./MA*                                      1,050              39,260
Filenet Corp.*                                        1,440              38,909
Internet Security Systems, Inc.*                      1,600              38,368
Keane, Inc.*+                                         2,400              37,800
Checkpoint Systems, Inc.*                             1,390              37,363
Rogers Corp.*                                           680              37,046
Skyworks Solutions, Inc.*                             5,420              36,802
Progress Software Corp.*                              1,260              36,653
Wind River Systems, Inc.*                             2,920              36,354
Cabot Microelectronics Corp.*+                          960              35,616
Talx Corp.                                            1,245              35,458
Mentor Graphics Corp.*                                3,060              33,813
Advent Software, Inc.*                                1,150              32,683
Global Imaging Systems, Inc.*+                          860              32,663
DSP Group, Inc.*                                      1,110              32,201
Lattice Semiconductor Corp.*                          4,780              31,835
Black Box Corp.                                         660              31,713
iPayment Holdings, Inc.*                                740              31,709
Paxar Corp.*                                          1,615              31,606
Newport Corp.*                                        1,660              31,308
KEMET Corp.*+                                         3,295              31,204
Scansource, Inc.*                                       510              30,809
Hutchinson Technology, Inc.*+                         1,020              30,773


52 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2006
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Littelfuse, Inc.*                                       890      $       30,376
ViaSat, Inc.*                                         1,060              30,369
Veeco Instruments, Inc.*                              1,290              30,122
Daktronics, Inc.+                                       820              29,930
Photronics, Inc.*+                                    1,570              29,453
Power Integrations, Inc.*                             1,180              29,240
MAXIMUS, Inc.                                           810              29,144
Gateway, Inc.*                                       13,270              29,061
Triquint Semiconductor, Inc.*                         5,870              28,880
MTS Systems Corp.                                       670              28,026
Altiris, Inc.*                                        1,240              27,292
Mantech International Corp. -- Class A*+                820              27,240
Ultratech, Inc.*                                      1,110              27,173
Dolby Laboratories, Inc. -- Class A*                  1,300              27,170
Credence Systems Corp.*                               3,700              27,158
Adaptec, Inc.*                                        4,880              26,986
SPSS, Inc.*                                             840              26,594
Advanced Energy Industries, Inc.*                     1,870              26,423
Utstarcom, Inc.*                                      4,190              26,355
Brooks Automation, Inc.*+                             1,850              26,344
FEI Co.*                                              1,320              26,202
Electro Scientific Industries, Inc.*                  1,150              25,450
Manhattan Associates, Inc.*                           1,140              25,080
Axcelis Technologies, Inc.*                           4,150              24,319
Park Electrochemical Corp.                              820              24,190
Netgear, Inc.*                                        1,250              23,763
Comtech Telecommunications Corp.*                       810              23,628
Inter-Tel, Inc.+                                      1,090              23,370
Synaptics, Inc.*                                      1,057              23,243
Kulicke & Soffa Industries, Inc.*                     2,390              22,801
McData Corp. -- Class A*+                             4,720              21,806
CTS Corp.                                             1,615              21,609
Intrado, Inc.*                                          830              21,563
Exar Corp.*+                                          1,510              21,563
Standard Microsystems Corp.*                            820              21,304
Supertex, Inc.*                                         550              20,691
Harmonic, Inc.*+                                      3,200              20,384
C-COR, Inc.*                                          2,250              19,665
Agilsys, Inc.                                         1,300              19,578
Cohu, Inc.                                              920              19,522
Radiant Systems, Inc.*                                1,440              19,469
Sonic Solutions, Inc.*                                1,030              18,653
Actel Corp.*                                          1,170              18,650
Symmetricom, Inc.*                                    2,160              18,468
Startek, Inc.                                           780              18,377
JDA Software Group, Inc.*                             1,270              18,339
MRO Software, Inc.*                                   1,140              18,194
Methode Electronics, Inc. -- Class A                  1,660              18,077
Radisys Corp.*                                          900              17,865
Ditech Communications Corp.*                          1,700              17,765

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Ciber, Inc.*                                          2,730      $       17,417
LTX Corp.*                                            3,030              16,362
EPIQ Systems, Inc.*                                     800              15,200
Planar Systems, Inc.*                                   880              14,890
MapInfo Corp.*                                        1,050              14,721
Rudolph Technologies, Inc.*                             860              14,663
SBS Technologies, Inc.*                                 900              14,580
Kopin Corp.*                                          2,910              14,579
Photon Dynamics, Inc.*+                                 760              14,250
X-Rite, Inc.+                                         1,060              14,077
Digi International, Inc.*                             1,160              13,537
Bel Fuse, Inc. -- Class B                               378              13,241
Gerber Scientific, Inc.*                              1,250              12,925
Pericom Semiconductor Corp.*                          1,300              12,818
Keithley Instruments, Inc.                              810              12,442
Tollgrade Communications, Inc.*                         770              11,458
PC-Tel, Inc.*                                         1,140              10,853
Pegasus Solutions, Inc.*                              1,140              10,727
Catapult Communications Corp.*                          710               9,443
Phoenix Technologies, Ltd.*                           1,350               9,153
Bell Microproducts, Inc.*                             1,420               8,747
Carreker Corp.*                                       1,360               8,745
Captaris, Inc.*                                       1,800               8,334
Napster, Inc.*                                        2,440               8,247
ESS Technologies, Inc.*+                              2,280               7,570
MIVA, Inc.*                                           1,690               6,895
Network Equipment Technologies, Inc.*                 1,535               6,094
Zix Corp.*                                            2,670               3,898
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $27,614,727)                                                 37,122,033
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    337,226             337,226
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $337,226)                                                       337,226
                                                                 --------------

SECURITIES LENDING COLLATERAL 16.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              5,963,681           5,963,681
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,963,681)                                                   5,963,681
                                                                 --------------
TOTAL INVESTMENTS 116.3%
  (Cost $33,915,634)                                             $   43,422,940
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (16.3)%                                         $   (6,071,753)
                                                                 ==============
NET ASSETS - 100.0%                                              $   37,351,187

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.9%

Cisco Systems, Inc.*+                               227,587      $    4,931,810
Verizon Communications, Inc.                        129,181           4,399,905
Nokia OYJ -- SP ADR+                                185,394           3,841,364
AT&T, Inc.+                                         137,228           3,710,645
Vodafone Group  PLC -- SP ADR+                      177,109           3,701,578
Qualcomm, Inc.                                       70,024           3,543,915
Sprint Nextel Corp.                                 130,852           3,381,216
BellSouth Corp.+                                     86,120           2,984,058
Motorola, Inc.+                                     123,348           2,825,903
Telefonaktiebolaget LM Ericsson -- SP ADR+           73,081           2,756,615
Corning, Inc.*                                      101,981           2,744,309
Alcatel SA -- SP ADR*+                              123,126           1,896,140
Alltel Corp.+                                        25,615           1,658,571
Qwest Communications International, Inc.*+          227,459           1,546,721
American Tower Corp. -- Class A*+                    45,264           1,372,405
NII Holdings, Inc. -- Class B*+                      21,942           1,293,920
Lucent Technologies, Inc.*+                         420,057           1,281,174
Tellabs, Inc.*+                                      72,698           1,155,898
JDS Uniphase Corp.*+                                273,257           1,139,482
Juniper Networks, Inc.*+                             55,735           1,065,653
Harris Corp.+                                        20,966             991,482
CenturyTel, Inc.+                                    25,168             984,572
Crown Castle International Corp.*                    33,629             953,382
Avaya, Inc.*+                                        80,795             912,984
Nextel Partners, Inc. -- Class A*+                   31,578             894,289
Ciena Corp.*                                        160,704             837,268
F5 Networks, Inc.*+                                  10,990             796,665
Cincinnati Bell, Inc.*+                             168,170             760,128
Comverse Technology, Inc.*+                          29,474             693,523
PanAmSat Holding Corp.                               27,550             683,791
ADC Telecommunications, Inc.*                        26,530             678,903
U.S. Cellular Corp.*                                 11,049             655,869
Polycom, Inc.*                                       27,195             589,588
Belden CDT, Inc.+                                    20,259             551,653
CommScope, Inc.*+                                    19,220             548,731
Plantronics, Inc.                                    14,240             504,523
Andrew Corp.*                                        40,158             493,140
ADTRAN, Inc.+                                        18,291             478,858
Powerwave Technologies, Inc.*+                       35,097             473,459
Citizens Communications Co.+                         35,450             470,422
Telephone & Data Systems, Inc.                       11,760             463,814
3Com Corp.*                                          90,011             460,856
Avocent Corp.*                                       14,506             460,420
Black Box Corp.                                       8,079             388,196
ViaSat, Inc.*                                        12,836             367,751

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

General Communication, Inc. -- Class A*+             29,903      $      361,527
NTL, Inc.*                                           10,880             316,717
Commonwealth Telephone Enterprises, Inc.              8,745             301,265
Utstarcom, Inc.*+                                    43,191             271,671
Netgear, Inc.*                                       14,180             269,562
Comtech Telecommunications Corp.*                     9,130             266,322
Inter-Tel, Inc.+                                     12,364             265,084
Ditech Communications Corp.*                         24,591             256,976
Symmetricom, Inc.*                                   29,845             255,175
Tollgrade Communications, Inc.*                      16,990             252,811
Harmonic, Inc.*+                                     38,279             243,837
Digi International, Inc.*                            18,631             217,424
Bel Fuse, Inc. -- Class B                             5,603             196,273
C-COR, Inc.*                                         18,350             160,379
Network Equipment Technologies, Inc.*                18,354              72,865
Research In Motion, Ltd.*+                              850              72,148
SK Telecom Co., Ltd. -- SP ADR+                       2,984              70,393
UbiquiTel, Inc.*                                      6,750              68,175
KT Corp. -- SP ADR                                    3,040              64,752
Tele Norte Leste Participacoes SA -- ADR+             3,650              60,882
Telefonica SA                                         1,146              53,828
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $64,838,032)                                                 71,423,615
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    357,008             357,008
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $357,008)                                                       357,008
                                                                 --------------

SECURITIES LENDING COLLATERAL 23.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                             16,957,208          16,957,208
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $16,957,208)                                                 16,957,208
                                                                 --------------
TOTAL INVESTMENTS 122.9%
  (Cost $82,152,248)                                             $   88,737,831
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (22.9)%                                         $  (16,534,248)
                                                                 ==============
NET ASSETS - 100.0%                                              $   72,203,583

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


54 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.9%

United Parcel Service, Inc. -- Class B+              77,465      $    6,149,172
FedEx Corp.+                                         45,668           5,157,744
Burlington Northern Santa Fe Corp.                   61,154           5,095,963
Union Pacific Corp.                                  48,325           4,511,139
Norfolk Southern Corp.                               82,170           4,442,932
Southwest Airlines Co.+                             184,884           3,326,063
CSX Corp.                                            55,097           3,294,801
Expeditors International Washington, Inc.+           33,482           2,892,510
CH Robinson Worldwide, Inc.                          56,872           2,791,846
AMR Corp.*+                                          75,640           2,046,062
Laidlaw International, Inc.                          55,365           1,505,928
J.B. Hunt Transport Services, Inc.+                  69,572           1,498,581
Ryder System, Inc.+                                  33,267           1,489,696
Landstar System, Inc.                                31,496           1,389,603
CNF, Inc.+                                           25,743           1,285,605
Kirby Corp.*                                         18,634           1,269,162
EGL, Inc.*                                           27,208           1,224,360
YRC Worldwide, Inc.*+                                30,391           1,156,681
SkyWest, Inc.+                                       39,117           1,144,955
Alexander & Baldwin, Inc.+                           23,913           1,140,172
Kansas City Southern*+                               46,100           1,138,670
AirTran Holdings, Inc.*+                             62,303           1,128,307
Heartland Express, Inc.+                             50,731           1,105,428
Swift Transportation Co., Inc.*+                     50,559           1,098,647
Knight Transportation, Inc.+                         54,060           1,067,685
Werner Enterprises, Inc.+                            53,440             981,693
Forward Air Corp.                                    24,537             914,985
JetBlue Airways Corp.*+                              85,343             914,877
HUB Group, Inc. -- Class A*                          19,750             900,205
Old Dominion Freight Line, Inc.*                     31,313             843,885
Alaska Air Group, Inc.*+                             23,399             829,495
Arkansas Best Corp.+                                 20,205             790,420
Mesa Air Group, Inc.*+                               44,424             508,211
Frontier Airlines, Inc.*+                            52,629             405,243
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $52,180,673)                                                 65,440,726
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  4.40% due 04/03/06                           $    386,842             386,842
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $386,842)                                                       386,842
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 23.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                           $ 15,664,220      $   15,664,220
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $15,664,220)                                                 15,664,220
                                                                 --------------
TOTAL INVESTMENTS 124.4%
  (Cost $68,231,735)                                             $   81,491,788
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (24.4)%                                         $  (16,005,330)
                                                                 ==============
NET ASSETS - 100.0%                                              $   65,486,458

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS                                           March 31, 2006
--------------------------------------------------------------------------------
  UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Exelon Corp.+                                        12,295      $      650,405
Duke Energy Corp.+                                   20,169             587,926
Southern Co.                                         16,074             526,745
Dominion Resources, Inc./VA+                          7,362             508,199
TXU Corp.                                            10,730             480,275
FirstEnergy Corp.+                                    9,007             440,442
FPL Group, Inc.+                                     10,694             429,257
PG&E Corp.+                                          11,024             428,834
Public Service Enterprise Group, Inc.+                6,661             426,570
Entergy Corp.                                         6,033             415,915
Edison International+                                 9,484             390,551
Sempra Energy                                         8,312             386,176
American Electric Power Co., Inc.+                   11,301             384,460
AES Corp.*+                                          22,291             380,284
PPL Corp.+                                           12,476             366,794
Progress Energy, Inc.+                                8,309             365,430
Consolidated Edison, Inc.+                            7,982             347,217
Ameren Corp.+                                         6,930             345,253
Cinergy Corp.                                         7,522             341,574
Constellation Energy Group, Inc.                      6,105             334,005
KeySpan Corp.                                         7,665             313,269
Xcel Energy, Inc.+                                   16,207             294,157
DTE Energy Co.+                                       7,038             282,153
Allegheny Energy, Inc.*+                              7,870             266,399
Questar Corp.                                         3,681             257,854
NiSource, Inc.+                                      12,543             253,619
Wisconsin Energy Corp.                                6,000             239,940
SCANA Corp.                                           5,920             232,301
Pepco Holdings, Inc.+                                10,096             230,088
Equitable Resources, Inc.                             6,298             229,940
Alliant Energy Corp.                                  7,080             222,808
MDU Resources Group, Inc.                             6,637             222,008
Energy East Corp.+                                    8,827             214,496
Oneok, Inc.                                           6,643             214,237
Pinnacle West Capital Corp.                           5,371             210,006
Aqua America, Inc.+                                   7,536             209,652
DPL, Inc.+                                            7,679             207,333
NRG Energy, Inc.*+                                    4,541             205,344
CenterPoint Energy, Inc.+                            17,047             203,371
Reliant Energy, Inc.*                                18,847             199,401
TECO Energy, Inc.                                    12,072             194,601
NSTAR                                                 6,690             191,401
Northeast Utilities                                   9,580             187,097
Southern Union, Co.                                   7,530             186,970
National Fuel Gas Co.+                                5,710             186,831
AGL Resources, Inc.                                   5,179             186,703
OGE Energy Corp.+                                     6,375             184,875

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Sierra Pacific Resources*+                           13,014      $      179,723
CMS Energy Corp.*+                                   13,510             174,954
Puget Energy, Inc.                                    8,255             174,841
Energen Corp.                                         4,930             172,550
Hawaiian Electric Industries, Inc.+                   6,134             166,415
UGI Corp.                                             7,832             165,020
Atmos Energy Corp.+                                   6,101             160,639
Great Plains Energy, Inc.                             5,671             159,639
Vectren Corp.                                         5,808             153,215
Piedmont Natural Gas Co.                              6,180             148,258
Nicor, Inc.+                                          3,681             145,620
WPS Resources Corp.                                   2,950             145,199
Westar Energy, Inc.                                   6,972             145,087
PNM Resources, Inc.                                   5,817             141,935
Aquila, Inc.*                                        35,338             140,999
IDACORP, Inc.                                         4,173             135,706
WGL Holdings, Inc.                                    4,415             134,304
Allete, Inc.                                          2,870             133,742
Dynegy, Inc. -- Class A*+                            27,530             132,144
Peoples Energy Corp.+                                 3,620             129,017
New Jersey Resources Corp.                            2,815             127,379
Duquesne Light Holdings, Inc.+                        7,585             125,153
Cleco Corp.                                           5,368             119,867
Avista Corp.                                          5,743             118,593
Southwest Gas Corp.                                   4,225             118,089
Black Hills Corp.+                                    3,395             115,430
Unisource Energy Corp.                                3,661             111,661
Northwest Natural Gas Co.                             3,110             110,374
UIL Holding Corp.                                     1,960             102,606
Laclede Group, Inc.                                   2,963             101,986
El Paso Electric Co.*                                 5,240              99,770
CH Energy Group, Inc.                                 2,030              97,440
South Jersey Industries, Inc.                         3,440              93,809
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $14,976,350)                                                 19,044,330
                                                                 --------------
                                                       FACE
                                                     AMOUNT
                                               ------------
SECURITIES LENDING COLLATERAL 19.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                           $  3,798,297           3,798,297
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,798,297)                                                   3,798,297
                                                                 --------------
TOTAL INVESTMENTS 119.5%
  (Cost $18,774,647)                                             $   22,842,627
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (19.5)%                                         $   (3,727,179)
                                                                 ==============
NET ASSETS - 100.0%                                              $   19,115,448

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006 - SEE NOTE
      8.


56 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------


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                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 57

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                       BASIC              BIO-
                                                                   BANKING         MATERIALS        TECHNOLOGY       COMMODITIES
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   11,858,940    $   42,815,527    $  179,715,250    $   43,057,778
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --         1,595,739
Receivable for Securities Sold (Note 1)                            956,225                --                --                --
Receivable for Fund Shares Purchased                               250,945         2,830,717         1,212,180            94,245
Investment Income Receivable (Note 1)                               14,332            37,850             6,001            15,847
Receivable from Advisor (Note 4)                                        --                --                --                --
Other Assets                                                            72               553            13,060                --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 13,080,514        45,684,647       180,946,491        44,763,609
================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                  913,227         4,462,878        36,129,727                --
Payable for Securities Purchased (Note 1)                               --         2,405,594                --                --
Liability for Fund Shares Redeemed                               1,077,915           816,245         1,360,170         2,803,030
Investment Advisory Fees Payable (Note 3)                            7,161            26,133           121,233            27,167
Transfer Agent and Administrative Fees Payable (Note 3)              2,106             7,686            35,657             9,056
Distribution and Service Fees Payable (Note 3)                         369             2,575             6,228             3,661
Portfolio Accounting Fee Payable (Note 3)                              843             3,074            14,263             3,622
Custody Fees Payable                                                   510             1,006             3,423               869
Cash Due to Custodian Bank                                          56,520                --                --                --
Tax Expense Payable                                                     --                --                --                --
Other Liabilities                                                    2,402             9,683            37,878             9,370
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             2,061,053         7,734,874        37,708,579         2,856,775
================================================================================================================================
NET ASSETS                                                  $   11,019,461    $   37,949,773    $  143,237,912    $   41,906,834
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $   54,307,286    $   52,309,828    $  282,748,641    $   42,311,316
Undistributed Net Investment Income (Loss)                          30,307           176,699                --        (1,151,462)
Accumulated Net Realized Gain (Loss) on Investments,
   Commodity Index Swaps, and Futures Contracts                (44,539,597)      (23,305,669)     (199,364,900)         (404,482)
Net Unrealized Appreciation on Investments and
   Commodity Index Swaps                                         1,221,465         8,768,915        59,854,171         1,151,462
================================================================================================================================
NET ASSETS                                                  $   11,019,461    $   37,949,773    $  143,237,912    $   41,906,834
================================================================================================================================

   Investor Class                                           $    8,713,115    $   23,630,401    $  104,125,732               N/A
   Advisor Class                                                 1,536,680         7,619,019        26,239,727               N/A
   A-Class                                                          97,048           659,082         5,086,523    $    8,750,801
   C-Class                                                         672,618         6,041,271         7,785,930         4,127,633
   H-Class                                                             N/A               N/A               N/A        29,028,400

SHARES OUTSTANDING
   Investor Class                                                  802,472           670,790         4,441,200               N/A
   Advisor Class                                                   149,208           223,882         1,169,552               N/A
   A-Class                                                           9,384            19,276           226,028           320,642
   C-Class                                                          65,939           180,435           349,537           152,289
   H-Class                                                             N/A               N/A               N/A         1,063,835

NET ASSET VALUES
   Investor Class                                           $        10.86    $        35.23    $        23.45               N/A
   Advisor Class                                                     10.30             34.03             22.44               N/A
   A-Class                                                           10.34             34.19             22.50    $        27.29
   A-Class Maximum Offering Price**                                  10.86             35.90             23.62             28.65
   C-Class                                                           10.20             33.48             22.27             27.10
   H-Class                                                             N/A               N/A               N/A             27.29

 *    THE COST OF SECURITIES AT VALUE IS $10,637,475, $34,046,612, $119,861,079,
      $43,057,778, $21,163,099, $50,120,196, $126,587,131, $207,391,572,
      $24,692,666, $69,579,747, $21,516,939, AND $22,962,428, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


58 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

                                                                  CONSUMER                                                ENERGY
                                                                  PRODUCTS       ELECTRONICS            ENERGY          SERVICES
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   23,951,582    $   67,833,712    $  172,148,244    $  282,045,042
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                                 --         1,717,850           748,681                --
Receivable for Fund Shares Purchased                               708,686         2,103,253        10,515,785         4,922,525
Investment Income Receivable (Note 1)                               75,784             2,774            46,699            67,080
Receivable from Advisor (Note 4)                                        --                --             2,709                --
Other Assets                                                           493             1,345             2,244             4,071
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 24,736,545        71,658,934       183,464,362       287,038,718
================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                2,858,972        13,141,905        34,035,471        56,387,899
Payable for Securities Purchased (Note 1)                          568,239                --         7,502,863                --
Liability for Fund Shares Redeemed                                 156,152         3,877,153         6,297,175         4,785,663
Investment Advisory Fees Payable (Note 3)                           20,711            48,777            98,540           150,594
Transfer Agent and Administrative Fees Payable (Note 3)              6,091            14,346            28,982            44,292
Distribution and Service Fees Payable (Note 3)                       2,062             3,332             9,046            12,348
Portfolio Accounting Fee Payable (Note 3)                            2,437             5,738            11,593            17,717
Custody Fees Payable                                                   699             1,585             4,302             4,499
Cash Due to Custodian Bank                                              --                --                --                --
Tax Expense Payable                                                     --                --             2,709                --
Other Liabilities                                                    5,472            14,685            37,536            52,669
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             3,620,835        17,107,521        48,028,217        61,455,681
================================================================================================================================
NET ASSETS                                                  $   21,115,710    $   54,551,413    $  135,436,145    $  225,583,037
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $   35,316,158    $  205,064,911    $   98,358,666    $  232,712,339
Undistributed Net Investment Income (Loss)                          69,791                --                --                --
Accumulated Net Realized Gain (Loss) on Investments,
   Commodity Index Swaps, and Futures Contracts                (17,058,722)     (168,227,014)       (8,483,634)      (81,782,772)
Net Unrealized Appreciation on Investments and
   Commodity Index Swaps                                         2,788,483        17,713,516        45,561,113        74,653,470
================================================================================================================================
NET ASSETS                                                  $   21,115,710    $   54,551,413    $  135,436,145    $  225,583,037
================================================================================================================================

   Investor Class                                           $   11,814,663    $   34,193,990    $   90,330,550    $  147,438,574
   Advisor Class                                                 6,486,642        14,089,302        18,161,933        44,033,453
   A-Class                                                       1,474,692         1,253,374         3,209,869         6,568,598
   C-Class                                                       1,339,713         5,014,747        23,733,793        27,542,412
   H-Class                                                             N/A               N/A               N/A               N/A

SHARES OUTSTANDING
   Investor Class                                                  380,751         2,528,890         4,166,097         3,273,040
   Advisor Class                                                   216,524         1,085,846           866,676         1,013,127
   A-Class                                                          49,049            96,162           152,575           150,412
   C-Class                                                          45,335           389,968         1,150,968           641,673
   H-Class                                                             N/A               N/A               N/A               N/A

NET ASSET VALUES
   Investor Class                                           $        31.03    $        13.52    $        21.68    $        45.05
   Advisor Class                                                     29.96             12.98             20.96             43.46
   A-Class                                                           30.07             13.03             21.04             43.67
   A-Class Maximum Offering Price**                                  31.57             13.68             22.09             45.85
   C-Class                                                           29.55             12.86             20.62             42.92
   H-Class                                                             N/A               N/A               N/A               N/A

                                                                 FINANCIAL            HEALTH
                                                                  SERVICES              CARE          INTERNET           LEISURE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   28,392,446    $   82,077,993    $   25,317,364    $   25,681,586
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                          1,613,340                --                --           489,057
Receivable for Fund Shares Purchased                                77,120         3,031,471         4,564,025         4,280,326
Investment Income Receivable (Note 1)                               71,179            28,128                --             8,871
Receivable from Advisor (Note 4)                                     6,623                --                --                --
Other Assets                                                           883           197,986               302               586
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 30,161,591        85,335,578        29,881,691        30,460,426
================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                3,104,327        11,373,445         2,650,802         2,670,259
Payable for Securities Purchased (Note 1)                               --         2,863,080         4,423,403         2,993,991
Liability for Fund Shares Redeemed                               1,186,777           642,274            60,502         1,919,320
Investment Advisory Fees Payable (Note 3)                           29,703            51,338             9,738            11,758
Transfer Agent and Administrative Fees Payable (Note 3)              8,736            15,099             2,864             3,458
Distribution and Service Fees Payable (Note 3)                       2,085             4,080             1,005               887
Portfolio Accounting Fee Payable (Note 3)                            3,494             6,040             1,146             1,383
Custody Fees Payable                                                   898             1,477               333               524
Cash Due to Custodian Bank                                         406,582                --                --                --
Tax Expense Payable                                                  6,623                --                --                --
Other Liabilities                                                    8,963            17,520             4,001             3,435
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             4,758,188        14,974,353         7,153,794         7,605,015
================================================================================================================================
NET ASSETS                                                  $   25,403,403    $   70,361,225    $   22,727,897    $   22,855,411
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $   66,725,554    $   92,042,541    $   57,660,862    $   40,282,465
Undistributed Net Investment Income (Loss)                         106,311                --                --                --
Accumulated Net Realized Gain (Loss) on Investments,
   Commodity Index Swaps, and Futures Contracts                (45,128,242)      (34,179,562)      (38,733,390)      (20,146,212)
Net Unrealized Appreciation on Investments and
   Commodity Index Swaps                                         3,699,780        12,498,246         3,800,425         2,719,158
================================================================================================================================
NET ASSETS                                                  $   25,403,403    $   70,361,225    $   22,727,897    $   22,855,411
================================================================================================================================

   Investor Class                                           $   12,226,136    $   46,431,504    $   16,288,453    $   16,418,416
   Advisor Class                                                 6,800,657        14,577,336         3,695,995         5,371,957
   A-Class                                                       4,295,365         2,238,848           470,037            68,036
   C-Class                                                       2,081,245         7,113,537         2,273,412           997,002
   H-Class                                                             N/A               N/A               N/A               N/A

SHARES OUTSTANDING
   Investor Class                                                  921,868         3,194,284           404,999           504,247
   Advisor Class                                                   528,172         1,045,472            94,916           172,427
   A-Class                                                         332,777           160,128            12,032             2,178
   C-Class                                                         164,242           515,786            59,358            32,107
   H-Class                                                             N/A               N/A               N/A               N/A

NET ASSET VALUES
   Investor Class                                           $        13.26    $        14.54    $        40.22    $        32.56
   Advisor Class                                                     12.88             13.94             38.94             31.15
   A-Class                                                           12.91             13.98             39.07             31.24
   A-Class Maximum Offering Price**                                  13.55             14.68             41.02             32.80
   C-Class                                                           12.67             13.79             38.30             31.05
   H-Class                                                             N/A               N/A               N/A               N/A


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 59

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  PRECIOUS              REAL
                                                                    METALS            ESTATE         RETAILING        TECHNOLOGY
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  327,617,736    $   61,541,154    $   16,355,989    $   43,422,940
Receivable for Securities Sold (Note 1)                                 --                --         4,013,333                --
Receivable for Fund Shares Purchased                            10,526,162         3,848,693         1,069,417           804,499
Investment Income Receivable (Note 1)                                7,484           213,734            10,320             8,019
Other Assets                                                        47,058               797               180               460
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                338,198,440        65,604,378        21,449,239        44,235,918
================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               71,056,776         8,182,571         3,663,619         5,963,681
Payable for Securities Purchased (Note 1)                        8,280,967         3,315,943           676,382           678,609
Liability for Fund Shares Redeemed                               1,498,470           525,049         4,465,133           189,549
Investment Advisory Fees Payable (Note 3)                          150,123            37,197             9,689            28,172
Transfer Agent and Administrative Fees Payable (Note 3)             50,041            10,940             2,850             8,286
Distribution and Service Fees Payable (Note 3)                       7,866             4,595               931             2,415
Portfolio Accounting Fee Payable (Note 3)                           20,013             4,376             1,140             3,314
Custody Fees Payable                                                 5,677             1,139               345               849
Cash Due to Custodian Bank                                              --                --                --                --
Other Liabilities                                                   57,577             8,833             3,325             9,856
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            81,127,510        12,090,643         8,823,414         6,884,731
================================================================================================================================
NET ASSETS                                                  $  257,070,930    $   53,513,735    $   12,625,825    $   37,351,187
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  223,625,044    $   50,885,698    $   45,749,490    $  111,390,529
Undistributed Net Investment Income                                     --                --                --                --
Accumulated Net Realized Loss on Investments                   (90,861,870)       (3,461,719)      (36,272,810)      (83,546,648)
Net Unrealized Appreciation on Investments                     124,307,756         6,089,756         3,149,145         9,507,306
================================================================================================================================
NET ASSETS                                                  $  257,070,930    $   53,513,735    $   12,625,825    $   37,351,187
================================================================================================================================

   Investor Class                                           $  213,016,584               N/A    $    7,607,660    $   21,181,749
   Advisor Class                                                14,086,926               N/A         3,385,366        12,736,820
   A-Class                                                       5,701,215    $      374,852            46,393           632,515
   C-Class                                                      24,266,205         3,547,821         1,586,406         2,800,103
   H-Class                                                             N/A        49,591,062               N/A               N/A

SHARES OUTSTANDING
   Investor Class                                                3,908,825               N/A           564,424         1,714,843
   Advisor Class                                                   261,687               N/A           259,049         1,066,808
   A-Class                                                         105,516            10,280             3,542            52,942
   C-Class                                                         466,437            98,746           123,921           237,006
   H-Class                                                             N/A         1,359,874               N/A               N/A

NET ASSET VALUES
   Investor Class                                           $        54.50               N/A    $        13.48    $        12.35
   Advisor Class                                                     53.83               N/A             13.07             11.94
   A-Class                                                           54.03    $        36.46             13.10             11.95
   A-Class Maximum Offering Price**                                  56.72             38.28             13.75             12.55
   C-Class                                                           52.02             35.93             12.80             11.81
   H-Class                                                             N/A             36.47               N/A               N/A

 *    THE COST OF SECURITIES AT VALUE IS $203,309,980, $55,451,398, $13,206,844,
      $33,915,634, $82,152,248, $68,231,735, AND $18,774,647, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


60 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

                                                                  TELECOM-
                                                               MUNICATIONS    TRANSPORTATION         UTILITIES
                                                                      FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   88,737,831    $   81,491,788    $   22,842,627
Receivable for Securities Sold (Note 1)                                 --         1,354,516         2,161,071
Receivable for Fund Shares Purchased                             1,269,164           753,393         1,075,442
Investment Income Receivable (Note 1)                               83,686            42,425            86,132
Other Assets                                                         2,063               967               482
--------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 90,092,744        83,643,089        26,165,754
==============================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               16,957,208        15,664,220         3,798,297
Payable for Securities Purchased (Note 1)                               --                --                --
Liability for Fund Shares Redeemed                                 853,299         2,395,853         3,063,620
Investment Advisory Fees Payable (Note 3)                           46,342            52,897            25,652
Transfer Agent and Administrative Fees Payable (Note 3)             13,630            15,558             7,545
Distribution and Service Fees Payable (Note 3)                       2,156             3,180             1,501
Portfolio Accounting Fee Payable (Note 3)                            5,452             6,223             3,018
Custody Fees Payable                                                 1,340             1,670             1,030
Cash Due to Custodian Bank                                              --                --           138,948
Other Liabilities                                                    9,734            17,030            10,695
--------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            17,889,161        18,156,631         7,050,306
==============================================================================================================
NET ASSETS                                                  $   72,203,583    $   65,486,458    $   19,115,448
==============================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $  107,878,772    $   74,492,667    $   24,458,326
Undistributed Net Investment Income                                     --                --           262,211
Accumulated Net Realized Loss on Investments                   (42,260,772)      (22,266,262)       (9,673,069)
Net Unrealized Appreciation on Investments                       6,585,583        13,260,053         4,067,980
==============================================================================================================
NET ASSETS                                                  $   72,203,583    $   65,486,458    $   19,115,448
==============================================================================================================

   Investor Class                                           $   56,695,385    $   48,579,771    $   11,716,851
   Advisor Class                                                 8,487,439         8,477,651         1,426,837
   A-Class                                                       4,193,443         3,043,794           626,138
   C-Class                                                       2,827,316         5,385,242         5,345,622
   H-Class                                                             N/A               N/A               N/A

SHARES OUTSTANDING
   Investor Class                                                3,195,915         1,716,790           470,536
   Advisor Class                                                   496,343           316,900            59,263
   A-Class                                                         244,556           113,297            25,900
   C-Class                                                         167,251           198,449           228,217
   H-Class                                                             N/A               N/A               N/A

NET ASSET VALUES
   Investor Class                                           $        17.74    $        28.30    $        24.90
   Advisor Class                                                     17.10             26.75             24.08
   A-Class                                                           17.15             26.87             24.18
   A-Class Maximum Offering Price**                                  18.01             28.21             25.39
   C-Class                                                           16.90             27.14             23.42
   H-Class                                                             N/A               N/A               N/A


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 61

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       BASIC              BIO-
                                                                   BANKING         MATERIALS        TECHNOLOGY       COMMODITIES
                                                                      FUND              FUND              FUND           FUND***
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $        1,852    $        3,997    $       30,212    $      821,982
Interest from Securities Lending, net (Note 8)                         887             6,077            66,167                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                   303,353           840,828            34,358                --
Other Income                                                            --                --               113                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    306,092           850,902           130,850           821,982
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   90,465           301,919         1,227,637           150,839
Transfer Agent and Administrative Fees (Note 3)                     26,607            88,800           361,070            50,280
Distribution & Service Fees (Note 3):
   Advisor Class                                                    13,772            34,092           100,179                --
   A-Class                                                             109               734             5,128             3,870
   C-Class                                                          11,304            63,617            62,555            19,835
   H-Class                                                              --                --                --            41,451
Portfolio Accounting Fees (Note 3)                                  10,643            35,520           144,428            20,112
Trustees' Fees**                                                       671             1,860             7,309               898
Custody Fees                                                         3,163            13,089            40,345             4,652
Tax Expense                                                             --                --                --                --
Miscellaneous                                                       10,406            36,258           151,688            35,730
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  167,140           575,889         2,100,339           327,667
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 4)                         --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       167,140           575,889         2,100,339           327,667
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       138,952           275,013        (1,969,489)          494,315
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (103,048)         (740,023)        5,439,783                --
Commodity Index Swaps                                                   --                --                --        (3,293,043)
Futures Contracts                                                       --                --                --          (755,053)
--------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                (103,048)         (740,023)        5,439,783        (4,048,096)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              659,740         2,910,645        32,543,773                --
Commodity Index Swaps                                                   --                --                --         1,151,462
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               659,740         2,910,645        32,543,773         1,151,462
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                     556,692         2,170,622        37,983,556        (2,896,634)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $      695,644    $    2,445,635    $   36,014,067    $   (2,402,319)
================================================================================================================================

  *   NET OF FOREIGN TAX WITHHELD OF $1,214, $2,434, $0, $0, $46, $511, $89,274,
      $0, $5,951, $1,413, $0, AND $0, RESPECTIVELY.

 **   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


62 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                     Period Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                  CONSUMER                                                ENERGY
                                                                  PRODUCTS       ELECTRONICS            ENERGY          SERVICES
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $        4,435    $       12,211    $       32,360    $       39,292
Interest from Securities Lending, net (Note 8)                       3,978             8,881           208,372            28,875
Dividends, Net of Foreign Tax Withheld* (Note 1)                   631,423           192,225         2,104,556           829,485
Other Income                                                            --             6,206                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    639,836           219,523         2,345,288           897,652
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  261,171           429,641         1,400,241         1,415,125
Transfer Agent and Administrative Fees (Note 3)                     76,815           126,365           411,836           416,213
Distribution & Service Fees (Note 3):
   Advisor Class                                                    76,380            69,507           110,948           145,764
   A-Class                                                           2,757             1,177             9,507             7,639
   C-Class                                                          35,873            27,041           238,240           182,701
   H-Class                                                              --                --                --                --
Portfolio Accounting Fees (Note 3)                                  30,726            50,546           164,734           165,826
Trustees' Fees**                                                     1,422             2,380             8,640             7,694
Custody Fees                                                         7,868            14,105            48,672            47,030
Tax Expense                                                             --                --             2,709                --
Miscellaneous                                                       26,195            50,604           167,754           183,778
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  519,207           771,366         2,563,281         2,571,770
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 4)                         --                --             2,709                --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       519,207           771,366         2,560,572         2,571,770
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       120,629          (551,843)         (215,284)       (1,674,118)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              933,392         2,646,293        22,883,529          (802,696)
Commodity Index Swaps                                                   --                --                --                --
Futures Contracts                                                       --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                  933,392         2,646,293        22,883,529          (802,696)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (1,131,158)        7,330,596        11,137,621        48,738,972
Commodity Index Swaps                                                   --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            (1,131,158)        7,330,596        11,137,621        48,738,972
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    (197,766)        9,976,889        34,021,150        47,936,276
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $      (77,137)   $    9,425,046    $   33,805,866    $   46,262,158
================================================================================================================================

                                                                 FINANCIAL            HEALTH
                                                                  SERVICES              CARE          INTERNET           LEISURE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $        9,436    $       18,415    $        4,129    $        3,814
Interest from Securities Lending, net (Note 8)                      16,963            10,556             6,325            17,340
Dividends, Net of Foreign Tax Withheld* (Note 1)                   915,476           825,259            33,087           155,708
Other Income                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    941,875           854,230            43,541           176,862
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  303,602           755,010           152,710           179,516
Transfer Agent and Administrative Fees (Note 3)                     89,295           222,062            44,915            52,799
Distribution & Service Fees (Note 3):
   Advisor Class                                                    93,395            92,562            17,127            63,276
   A-Class                                                           2,182             2,259               642                36
   C-Class                                                          24,546            70,810            22,494            17,468
   H-Class                                                              --                --                --                --
Portfolio Accounting Fees (Note 3)                                  35,718            88,835            17,966            21,119
Trustees' Fees**                                                     2,053             4,165               936             1,080
Custody Fees                                                         9,807            21,747             5,107             5,278
Tax Expense                                                          6,623                --                --                --
Miscellaneous                                                       34,801            83,928            17,791            16,318
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  602,022         1,341,378           279,688           356,890
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 4)                      6,623                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       595,399         1,341,378           279,688           356,890
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       346,476          (487,148)         (236,147)         (180,028)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            1,405,726         4,847,905           541,751           163,450
Commodity Index Swaps                                                   --                --                --                --
Futures Contracts                                                       --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                1,405,726         4,847,905           541,751           163,450
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            3,575,861         4,065,143         1,492,137          (559,461)
Commodity Index Swaps                                                   --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             3,575,861         4,065,143         1,492,137          (559,461)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   4,981,587         8,913,048         2,033,888          (396,011)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    5,328,063    $    8,425,900    $    1,797,741    $     (576,039)
================================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 63

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  PRECIOUS              REAL
                                                                    METALS            ESTATE         RETAILING        TECHNOLOGY
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       43,932    $        5,705    $        3,467    $        9,738
Interest from Securities Lending, net (Note 8)                     290,348            19,359             3,583             4,183
Dividends, Net of Foreign Tax Withheld* (Note 1)                 1,856,879         1,078,499           135,739           168,570
Other Income                                                           366               294               471            39,227
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                  2,191,525         1,103,857           143,260           221,718
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                1,536,532           278,357           175,155           357,577
Transfer Agent and Administrative Fees (Note 3)                    512,177            81,870            51,516           105,170
Distribution & Service Fees (Note 3):
   Advisor Class                                                    39,288                --            34,988            78,423
   A-Class                                                           4,974               778               145               800
   C-Class                                                         216,749            25,245            23,677            26,350
   H-Class                                                              --            74,781                --                --
Portfolio Accounting Fees (Note 3)                                 204,551            32,748            20,606            42,068
Trustees' Fees**                                                    10,209             1,509             1,023             2,426
Custody Fees                                                        51,952             9,271             5,612            10,221
Miscellaneous                                                      216,968            31,996            18,839            42,391
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                2,793,400           536,555           331,561           665,426
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (601,875)          567,302          (188,301)         (443,708)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            6,116,575           954,434         1,264,104         1,114,427
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                6,116,575           954,434         1,264,104         1,114,427
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           82,313,881         4,704,869          (131,984)        4,439,647
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            82,313,881         4,704,869          (131,984)        4,439,647
--------------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                         88,430,456         5,659,303         1,132,120         5,554,074
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $   87,828,581    $    6,226,605    $      943,819    $    5,110,366
================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $50,978, $0, $0, $0, $29,275, $232, AND $0,
      RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


64 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                       Year Ended March 31, 2006
--------------------------------------------------------------------------------

                                                                  TELECOM-
                                                               MUNICATIONS    TRANSPORTATION         UTILITIES
                                                                      FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $        4,116    $        9,001    $        8,687
Interest from Securities Lending, net (Note 8)                       6,410            15,748            21,395
Dividends, Net of Foreign Tax Withheld* (Note 1)                   437,507           362,231         1,782,543
Other Income                                                        39,880                --             6,330
--------------------------------------------------------------------------------------------------------------
   Total Income                                                    487,913           386,980         1,818,955
--------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  161,381           329,596           466,642
Transfer Agent and Administrative Fees (Note 3)                     47,465            96,940           137,247
Distribution & Service Fees (Note 3):
   Advisor Class                                                    16,461            35,239            43,304
   A-Class                                                           1,068             1,436             2,645
   C-Class                                                          17,269            21,683            71,812
   H-Class                                                              --                --                --
Portfolio Accounting Fees (Note 3)                                  18,986            38,776            54,899
Trustees' Fees**                                                       921             1,902             2,745
Custody Fees                                                         4,760             9,767            14,182
Miscellaneous                                                       20,068            47,277            53,201
--------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  288,379           582,616           846,677
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       199,534          (195,636)          972,278
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              351,807          (477,426)        1,494,706
--------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                  351,807          (477,426)        1,494,706
--------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            3,772,038         9,632,801           769,594
--------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             3,772,038         9,632,801           769,594
--------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                          4,123,845         9,155,375         2,264,300
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $    4,323,379    $    8,959,739    $    3,236,578
==============================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 65

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   BASIC
                                                              BANKING FUND                     MATERIALS FUND
---------------------------------------------------------------------------------------------------------------------
                                                              YEAR           PERIOD             YEAR           PERIOD
                                                             ENDED            ENDED            ENDED            ENDED
                                                         MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                              2006             2005             2006             2005
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                         $     138,952    $     169,847    $     275,013    $     138,172
Net Realized Gain (Loss) on
   Investments                                            (103,048)       2,175,903         (740,023)       1,098,535
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                           659,740       (1,571,784)       2,910,645        2,081,456
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
   Net Assets from Operations                              695,644          773,966        2,445,635        3,318,163
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                         (214,427)        (154,276)        (163,691)              --
   Advisor Class                                           (53,165)        (119,014)         (42,795)              --
   A-Class                                                    (561)            (753)          (2,490)              --
   C-Class                                                 (10,268)         (20,423)         (30,622)              --
   H-Class                                                      --               --               --               --
Realized Gain on Investment
   Investor Class                                               --               --               --               --
   Advisor Class                                                --               --               --               --
   A-Class                                                      --               --               --               --
   C-Class                                                      --               --               --               --
   H-Class                                                      --               --               --               --
---------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                    (278,421)        (294,466)        (239,598)              --
=====================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                      204,320,184      241,217,426      279,909,252      418,066,714
   Advisor Class                                        39,149,881       75,431,191       77,286,943       92,089,560
   A-Class*                                                132,883           35,445          609,616          606,462
   C-Class                                              13,242,639       20,785,926       47,906,414       43,781,179
   H-Class                                                      --               --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                          212,320          143,776          153,634               --
   Advisor Class                                            33,917          115,466           35,335               --
   A-Class*                                                    517              753            2,472               --
   C-Class                                                   8,362           19,988           27,804               --
   H-Class                                                      --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                     (200,925,600)    (249,711,598)    (291,983,757)    (415,397,485)
   Advisor Class                                       (40,818,579)     (76,041,820)     (82,668,932)     (93,440,891)
   A-Class*                                                (53,938)         (20,464)        (223,003)        (422,793)
   C-Class                                             (13,437,135)     (21,764,204)     (49,969,464)     (42,485,938)
   H-Class                                                      --               --               --               --
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               1,865,451       (9,788,115)     (18,913,686)       2,796,808
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    2,282,674       (9,308,615)     (16,707,649)       6,114,971
NET ASSETS--BEGINNING OF PERIOD                          8,736,787       18,045,402       54,657,422       48,542,451
=====================================================================================================================
NET ASSETS--END OF PERIOD                            $  11,019,461    $   8,736,787    $  37,949,773    $  54,657,422
=====================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                                     $      30,307    $     169,776    $     176,699    $     141,284
=====================================================================================================================

                                                             BIOTECHNOLOGY
                                                                  FUND
-----------------------------------------------------------------------------------
                                                              YEAR           PERIOD
                                                             ENDED            ENDED
                                                         MARCH 31,        MARCH 31,
                                                              2006             2005
-----------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                         $  (1,969,489)   $  (1,768,522)
Net Realized Gain (Loss) on
   Investments                                           5,439,783       (1,123,615)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                        32,543,773      (21,683,061)
-----------------------------------------------------------------------------------
Net Increase (Decrease) in
   Net Assets from Operations                           36,014,067      (24,575,198)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                               --               --
   Advisor Class                                                --               --
   A-Class                                                      --               --
   C-Class                                                      --               --
   H-Class                                                      --               --
Realized Gain on Investment
   Investor Class                                               --               --
   Advisor Class                                                --               --
   A-Class                                                      --               --
   C-Class                                                      --               --
   H-Class                                                      --               --
-----------------------------------------------------------------------------------
   Total Distributions to Shareholders                          --               --
===================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                      559,515,985      939,296,748
   Advisor Class                                       130,742,290       56,552,141
   A-Class*                                              6,216,121          103,417
   C-Class                                              26,453,099       30,771,978
   H-Class                                                      --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                               --               --
   Advisor Class                                                --               --
   A-Class*                                                     --               --
   C-Class                                                      --               --
   H-Class                                                      --               --
COST OF SHARES REDEEMED
   Investor Class                                     (560,710,682)    (980,867,566)
   Advisor Class                                      (118,636,207)     (54,810,712)
   A-Class*                                             (1,565,956)         (22,836)
   C-Class                                             (22,611,412)     (30,522,525)
   H-Class                                                      --               --
===================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                              19,403,238      (39,499,355)
-----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   55,417,305      (64,074,553)
NET ASSETS--BEGINNING OF PERIOD                         87,820,607      151,895,160
===================================================================================
NET ASSETS--END OF PERIOD                            $ 143,237,912    $  87,820,607
===================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME(LOSS)                                      $          --    $          --
===================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005 - COMMODITIES FUND A-CLASS, C-CLASS, AND H-CLASS.


66 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   COMMODITIES                CONSUMER                        ELECTRONICS
                                                      FUND                 PRODUCTS FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                         PERIOD             YEAR           PERIOD             YEAR           PERIOD
                                                          ENDED            ENDED            ENDED            ENDED            ENDED
                                                      MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                         2006**             2006             2005             2006             2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                      $     494,315    $     120,629    $     159,299    $    (551,843)   $    (384,665)
Net Realized Gain (Loss) on
   Investments                                       (4,048,096)         933,392       (2,351,007)       2,646,293       (3,257,590)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                      1,151,462       (1,131,158)         215,950        7,330,596       (7,619,836)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
   Net Assets from Operations                        (2,402,319)         (77,137)      (1,975,758)       9,425,046      (11,262,091)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                            --          (96,408)          (3,974)              --               --
   Advisor Class                                             --          (72,429)          (6,521)              --               --
   A-Class                                                   --          (17,220)             (12)              --               --
   C-Class                                                   --          (24,079)          (2,810)              --               --
   H-Class                                                   --               --               --               --               --
Realized Gain on Investment
   Investor Class                                            --               --               --               --               --
   Advisor Class                                             --               --               --               --               --
   A-Class                                                   --               --               --               --               --
   C-Class                                                   --               --               --               --               --
   H-Class                                                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                       --         (210,136)         (13,317)              --               --
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                            --      139,858,909      345,364,944      612,961,027      789,501,056
   Advisor Class                                             --       42,530,953      124,365,818       96,932,862       57,354,167
   A-Class*                                          10,336,843        1,508,341          479,054        1,901,735            2,522
   C-Class                                           10,750,011       78,675,501       57,863,269       12,798,067       18,919,451
   H-Class                                          156,991,485               --               --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                            --           92,503            3,756               --               --
   Advisor Class                                             --           56,834            6,407               --               --
   A-Class*                                                  --           16,626               12               --               --
   C-Class                                                   --           20,004            2,134               --               --
   H-Class                                                   --               --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                            --     (143,655,550)    (351,675,844)    (612,517,070)    (799,089,161)
   Advisor Class                                             --      (63,000,981)    (110,487,986)     (97,720,610)     (46,786,342)
   A-Class*                                          (1,675,048)        (531,673)         (18,752)        (749,217)          (1,672)
   C-Class                                           (6,473,670)     (85,001,139)     (54,257,308)     (10,364,385)     (17,405,528)
   H-Class                                         (125,620,468)              --               --               --               --
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           44,309,153      (29,429,672)      11,645,504        3,242,409        2,494,493
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                41,906,834      (29,716,945)       9,656,429       12,667,455       (8,767,598)
NET ASSETS--BEGINNING OF PERIOD                              --       50,832,655       41,176,226       41,883,958       50,651,556
===================================================================================================================================
NET ASSETS--END OF PERIOD                         $  41,906,834    $  21,115,710    $  50,832,655    $  54,551,413    $  41,883,958
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME(LOSS)                                   $  (1,151,462)   $      69,791    $     159,297    $          --    $          --
===================================================================================================================================

                                                              ENERGY
                                                               FUND
--------------------------------------------------------------------------------
                                                           YEAR           PERIOD
                                                          ENDED            ENDED
                                                      MARCH 31,        MARCH 31,
                                                           2006             2005
--------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                      $    (215,284)   $     317,744
Net Realized Gain (Loss) on
   Investments                                       22,883,529        9,188,986
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                     11,137,621       25,563,323
--------------------------------------------------------------------------------
Net Increase (Decrease) in
   Net Assets from Operations                        33,805,866       35,070,053
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                      (194,789)         (34,949)
   Advisor Class                                        (29,334)          (7,337)
   A-Class                                               (8,404)             (35)
   C-Class                                              (38,715)          (4,183)
   H-Class                                                   --               --
Realized Gain on Investment
   Investor Class                                    (2,873,081)              --
   Advisor Class                                       (432,664)              --
   A-Class                                             (123,902)              --
   C-Class                                             (571,040)              --
   H-Class                                                   --               --
--------------------------------------------------------------------------------
   Total Distributions to Shareholders               (4,271,929)         (46,504)
================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                   843,697,429      849,279,981
   Advisor Class                                     93,639,117      116,768,117
   A-Class*                                          19,499,848        1,228,359
   C-Class                                           80,697,248       73,091,678
   H-Class                                                   --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                     2,987,632           32,874
   Advisor Class                                        422,926            7,117
   A-Class*                                             127,827               35
   C-Class                                              558,762            3,676
   H-Class                                                   --               --
COST OF SHARES REDEEMED
   Investor Class                                  (888,612,720)    (825,695,467)
   Advisor Class                                   (104,512,735)    (101,748,850)
   A-Class*                                         (17,937,164)        (550,655)
   C-Class                                          (80,164,356)     (65,208,344)
   H-Class                                                   --               --
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          (49,596,186)      47,208,521
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               (20,062,249)      82,232,070
NET ASSETS--BEGINNING OF PERIOD                     155,498,394       73,266,324
================================================================================
NET ASSETS--END OF PERIOD                         $ 135,436,145    $ 155,498,394
================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME(LOSS)                                   $          --    $     271,239
================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 67

--------------------------------------------------------------------------------

                                                               ENERGY SERVICES                  FINANCIAL SERVICES
                                                                     FUND                              FUND
------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR           PERIOD             YEAR           PERIOD
                                                                ENDED            ENDED            ENDED            ENDED
                                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                 2006             2005             2006             2005
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $  (1,674,118)   $    (744,184)   $     346,476    $     228,025
Net Realized Gain (Loss) on Investments                      (802,696)       3,128,884        1,405,726        4,973,109
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                          48,738,972       14,572,251        3,575,861       (6,409,510)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      46,262,158       16,956,951        5,328,063       (1,208,376)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                  --               --         (229,765)         (62,675)
   Advisor Class                                                   --               --         (198,103)        (191,382)
   A-Class                                                         --               --           (6,465)            (150)
   C-Class                                                         --               --          (33,856)         (13,028)
------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                             --               --         (468,189)        (267,235)
========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         742,386,096      492,223,751      210,186,562      252,572,863
   Advisor Class                                          145,929,179      116,589,502       75,780,551       84,180,268
   A-Class*                                                16,042,155          832,467        4,477,361           36,285
   C-Class                                                 47,967,272       49,949,687       22,663,438       30,017,238
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                                  --               --          219,400           53,649
   Advisor Class                                                   --               --          171,741          188,379
   A-Class*                                                        --               --            6,465              150
   C-Class                                                         --               --           31,449           12,484
COST OF SHARES REDEEMED
   Investor Class                                        (725,065,846)    (451,801,558)    (207,649,812)    (278,559,637)
   Advisor Class                                         (135,268,200)    (120,388,840)     (98,982,008)     (97,329,407)
   A-Class*                                               (10,632,621)        (517,996)        (306,686)         (32,298)
   C-Class                                                (38,129,765)     (43,230,251)     (22,671,475)     (30,597,571)
========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 43,228,270       43,656,762      (16,073,014)     (39,457,597)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      89,490,428       60,613,713      (11,213,140)     (40,933,208)
NET ASSETS - BEGINNING OF PERIOD                          136,092,609       75,478,896       36,616,543       77,549,751
========================================================================================================================
NET ASSETS - END OF PERIOD                              $ 225,583,037    $ 136,092,609    $  25,403,403    $  36,616,543
========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $          --    $          --    $     106,311    $     228,012
========================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


68 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                 HEALTH CARE                         INTERNET
                                                                     FUND                              FUND
------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR           PERIOD             YEAR           PERIOD
                                                                ENDED            ENDED            ENDED            ENDED
                                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                 2006             2005             2006             2005
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $    (487,148)   $    (348,826)   $    (236,147)   $    (316,335)
Net Realized Gain (Loss) on Investments                     4,847,905       (3,249,304)         541,751       (2,195,060)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                           4,065,143          730,774        1,492,137       (3,701,725)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       8,425,900       (2,867,356)       1,797,741       (6,213,120)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                  --               --               --               --
   Advisor Class                                                   --               --               --               --
   A-Class                                                         --               --               --               --
   C-Class                                                         --               --               --               --
------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                             --               --               --               --
========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         481,885,275      395,058,540      260,792,729      491,707,297
   Advisor Class                                           92,074,770       78,074,909       59,768,520       42,003,577
   A-Class*                                                 2,904,197           28,151          709,829          792,552
   C-Class                                                 33,285,608       26,311,496        8,858,919       16,336,597
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                                  --               --               --               --
   Advisor Class                                                   --               --               --               --
   A-Class*                                                        --               --               --               --
   C-Class                                                         --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                        (476,650,900)    (377,619,512)    (250,443,522)    (497,370,417)
   Advisor Class                                          (95,923,651)     (87,657,299)     (57,455,538)     (51,859,911)
   A-Class*                                                  (735,551)         (27,800)        (304,904)        (845,031)
   C-Class                                                (30,934,146)     (25,039,882)      (8,635,688)     (15,849,814)
========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  5,905,602        9,128,603       13,290,345      (15,085,150)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      14,331,502        6,261,247       15,088,086      (21,298,270)
NET ASSETS - BEGINNING OF PERIOD                           56,029,723       49,768,476        7,639,811       28,938,081
========================================================================================================================
NET ASSETS - END OF PERIOD                              $  70,361,225    $  56,029,723    $  22,727,897    $   7,639,811
========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $          --    $          --    $          --    $          --
========================================================================================================================

                                                                   LEISURE                             PRECIOUS
                                                                     FUND                            METALS FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR           PERIOD               YEAR             PERIOD
                                                                ENDED            ENDED              ENDED              ENDED
                                                            MARCH 31,        MARCH 31,          MARCH 31,          MARCH 31,
                                                                 2006             2005               2006               2005
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $    (180,028)   $    (336,391)   $      (601,875)   $      (408,654)
Net Realized Gain (Loss) on Investments                       163,450       (1,226,024)         6,116,575        (19,196,131)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                            (559,461)        (431,887)        82,313,881        (41,721,258)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations        (576,039)      (1,994,302)        87,828,581        (61,326,043)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                  --               --                 --                 --
   Advisor Class                                                   --               --                 --                 --
   A-Class                                                         --               --                 --                 --
   C-Class                                                         --               --                 --                 --
----------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                             --               --                 --                 --
============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         128,662,532      332,169,247      1,274,815,208      1,403,091,432
   Advisor Class                                           44,175,551      134,713,068         60,242,976        112,779,045
   A-Class*                                                    84,034          448,675          8,218,350            377,850
   C-Class                                                 17,795,634       47,880,936         41,496,054         69,663,093
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                                  --               --                 --                 --
   Advisor Class                                                   --               --                 --                 --
   A-Class*                                                        --               --                 --                 --
   C-Class                                                         --               --                 --                 --
COST OF SHARES REDEEMED
   Investor Class                                        (127,210,653)    (341,874,154)    (1,268,641,782)    (1,453,961,718)
   Advisor Class                                          (66,133,356)    (144,792,594)       (56,399,724)      (104,957,896)
   A-Class*                                                   (29,907)        (431,485)        (3,767,710)          (136,955)
   C-Class                                                (19,256,785)     (47,759,570)       (46,678,017)       (62,643,258)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                (21,912,950)     (19,645,877)         9,285,355        (35,788,407)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (22,488,989)     (21,640,179)        97,113,936        (97,114,450)
NET ASSETS - BEGINNING OF PERIOD                           45,344,400       66,984,579        159,956,994        257,071,444
============================================================================================================================
NET ASSETS - END OF PERIOD                              $  22,855,411    $  45,344,400    $   257,070,930    $   159,956,994
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $          --    $          --    $            --    $            --
============================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 69

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  REAL ESTATE                         RETAILING
                                                                      FUND                               FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR             PERIOD             YEAR           PERIOD
                                                                ENDED              ENDED            ENDED            ENDED
                                                            MARCH 31,          MARCH 31,        MARCH 31,        MARCH 31,
                                                                 2006               2005             2006             2005
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $     567,302    $       842,346    $    (188,301)   $    (136,529)
Net Realized Gain (Loss) on Investments                       954,434           (286,860)       1,264,104        3,617,578
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                           4,704,869           (195,704)        (131,984)      (3,842,246)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       6,226,605            359,782          943,819         (361,197)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                  --                 --               --               --
   Advisor Class                                                   --                 --               --               --
   A-Class                                                         --                (83)              --               --
   C-Class                                                         --             (2,226)              --               --
   H-Class                                                         --            (45,426)              --               --
Realized Gain on Investment
   Investor Class                                                  --                 --               --               --
   Advisor Class                                                   --                 --               --               --
   A-Class                                                       (610)              (317)              --               --
   C-Class                                                    (11,483)            (8,473)              --               --
   H-Class                                                    (91,311)          (172,890)              --               --
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                       (103,404)          (229,415)              --               --
==========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                  --                 --      247,082,441      278,778,445
   Advisor Class                                                   --                 --       45,536,275       56,431,348
   A-Class*                                                 1,499,608            535,354          262,572            1,000
   C-Class                                                 21,238,488         46,910,839        7,193,600       16,601,681
   H-Class                                                661,120,592        989,759,317               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                                  --                 --               --               --
   Advisor Class                                                   --                 --               --               --
   A-Class*                                                       610                 57               --               --
   C-Class                                                     11,366             10,629               --               --
   H-Class                                                     90,688            188,915               --               --
COST OF SHARES REDEEMED
   Investor Class                                                  --                 --     (247,878,157)    (282,642,489)
   Advisor Class                                                   --                 --      (48,558,619)     (65,873,104)
   A-Class*                                                (1,275,850)          (450,080)        (208,024)              --
   C-Class                                                (19,427,126)       (53,068,353)      (7,497,639)     (17,149,592)
   H-Class                                               (625,418,314)    (1,057,944,178)              --               --
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 37,840,062        (74,057,500)      (4,067,551)     (13,852,711)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      43,963,263        (73,927,133)      (3,123,732)     (14,213,908)
NET ASSETS - BEGINNING OF PERIOD                            9,550,472         83,477,605       15,749,557       29,963,465
==========================================================================================================================
NET ASSETS - END OF PERIOD                              $  53,513,735    $     9,550,472    $  12,625,825    $  15,749,557
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $          --    $            --    $          --    $          --
==========================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


70 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                  TECHNOLOGY                    TELECOMMUNICATIONS
                                                                     FUND                              FUND
------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR           PERIOD             YEAR           PERIOD
                                                                ENDED            ENDED            ENDED            ENDED
                                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                 2006             2005             2006             2005
------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net Investment Income (Loss)                            $    (443,708)   $     132,662    $     199,534    $      72,235
Net Realized Gain (Loss) on Investments                     1,114,427       (4,711,370)         351,807          367,392
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                           4,439,647       (3,517,771)       3,772,038       (2,754,260)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       5,110,366       (8,096,479)       4,323,379       (2,314,633)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                             (79,039)              --         (164,065)              --
   Advisor Class                                              (41,726)              --          (75,001)              --
   A-Class                                                     (1,852)              --              (79)              --
   C-Class                                                    (10,046)              --          (39,119)              --
   H-Class                                                         --               --               --               --
Realized Gain on Investment
   Investor Class                                                  --               --               --               --
   Advisor Class                                                   --               --               --               --
   A-Class                                                         --               --               --               --
   C-Class                                                         --               --               --               --
   H-Class                                                         --               --               --               --
------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                       (132,663)              --         (278,264)              --
========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         202,362,770      570,657,640      216,469,561      212,586,902
   Advisor Class                                           79,399,708       83,646,308       48,174,352       27,053,362
   A-Class*                                                 2,364,076           34,891        4,148,893           10,943
   C-Class                                                 30,059,319       65,412,312       15,050,401       18,111,398
   H-Class                                                         --               --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                              77,670               --          160,260               --
   Advisor Class                                               36,447               --           74,735               --
   A-Class*                                                     1,852               --               79               --
   C-Class                                                      9,497               --           38,007               --
   H-Class                                                         --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                        (197,542,071)    (568,286,341)    (168,743,891)    (219,368,950)
   Advisor Class                                          (79,116,520)     (89,332,490)     (42,353,091)     (32,141,180)
   A-Class*                                                (1,771,212)         (27,955)        (155,378)          (8,718)
   C-Class                                                (28,836,213)     (64,866,870)     (14,416,680)     (19,634,453)
   H-Class                                                         --               --               --               --
========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  7,045,323       (2,762,505)      58,447,248      (13,390,696)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      12,023,026      (10,858,984)      62,492,363      (15,705,329)
NET ASSETS - BEGINNING OF PERIOD                           25,328,161       36,187,145        9,711,220       25,416,549
========================================================================================================================
NET ASSETS - END OF PERIOD                              $  37,351,187    $  25,328,161    $  72,203,583    $   9,711,220
========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $          --    $     132,662    $          --    $      72,364
========================================================================================================================

                                                                TRANSPORTATION                      UTILITIES
                                                                     FUND                              FUND
------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR           PERIOD             YEAR           PERIOD
                                                                ENDED            ENDED            ENDED            ENDED
                                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                 2006             2005             2006             2005
------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net Investment Income (Loss)                            $    (195,636)   $    (253,904)   $     972,278    $     662,681
Net Realized Gain (Loss) on Investments                      (477,426)      (1,759,210)       1,494,706        3,105,892
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                           9,632,801        2,986,695          769,594          292,684
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       8,959,739          973,581        3,236,578        4,061,257
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                  --               --         (620,014)        (295,855)
   Advisor Class                                                   --               --         (126,059)        (195,078)
   A-Class                                                         --               --          (21,140)            (939)
   C-Class                                                         --               --         (127,871)         (58,131)
   H-Class                                                         --               --               --               --
Realized Gain on Investment
   Investor Class                                                  --               --               --               --
   Advisor Class                                                   --               --               --               --
   A-Class                                                         --               --               --               --
   C-Class                                                         --               --               --               --
   H-Class                                                         --               --               --               --
------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                             --               --         (895,084)        (550,003)
========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         309,190,617      308,076,952      545,633,316      311,376,615
   Advisor Class                                           90,227,733      100,497,315       87,980,415       82,899,027
   A-Class*                                                 3,227,729          124,382        2,814,317        1,075,906
   C-Class                                                  9,357,466       15,606,807       25,902,554       39,229,707
   H-Class                                                         --               --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                                  --               --          548,915          252,599
   Advisor Class                                                   --               --          100,838          192,671
   A-Class*                                                        --               --           19,391              543
   C-Class                                                         --               --          114,209           47,970
   H-Class                                                         --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                        (275,106,805)    (303,670,749)    (554,075,170)    (315,309,228)
   Advisor Class                                          (89,074,061)    (100,250,537)     (94,994,900)     (76,634,420)
   A-Class*                                                  (405,189)        (103,024)      (2,322,837)        (949,299)
   C-Class                                                 (6,358,001)     (14,519,697)     (25,788,376)     (39,041,149)
   H-Class                                                         --               --               --               --
========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 41,059,489        5,761,449      (14,067,328)       3,140,942
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      50,019,228        6,735,030      (11,725,834)       6,652,196
NET ASSETS - BEGINNING OF PERIOD                           15,467,230        8,732,200       30,841,282       24,189,086
========================================================================================================================
NET ASSETS - END OF PERIOD                              $  65,486,458    $  15,467,230    $  19,115,448    $  30,841,282
========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $          --    $          --    $     262,211    $     185,017
========================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                               NET REALIZED    NET INCREASE
                                     NET ASSET     NET             AND          (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                      VALUE,    INVESTMENT      UNREALIZED     IN NET ASSET      FROM NET        FROM NET
                                     BEGINNING    INCOME      GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED
                                     OF PERIOD   (LOSS)+      ON SECURITIES   FROM OPERATIONS     INCOME       CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2006                   $  10.17   $  .16        $     .69       $      .85        $  (.16)        $    --
   March 31, 2005                      10.25      .13              .05              .18           (.26)             --
   March 31, 2004                       7.30      .14             2.89             3.03           (.08)             --
   March 31, 2003                       8.63      .12            (1.24)           (1.12)          (.21)             --
   March 31, 2002                       8.27      .12              .53              .65           (.29)             --
BANKING FUND ADVISOR CLASS
   MARCH 31, 2006                       9.72      .12              .62              .74           (.16)             --
   March 31, 2005                       9.85      .06              .07              .13           (.26)             --
   March 31, 2004                       7.06      .09             2.78             2.87           (.08)             --
   March 31, 2003                       8.41      .07            (1.21)           (1.14)          (.21)             --
   March 31, 2002                       8.13      .08              .49              .57           (.29)             --
BANKING FUND A-CLASS
   MARCH 31, 2006                       9.72      .14              .64              .78           (.16)             --
   March 31, 2005*                     10.06      .06             (.14)            (.08)          (.26)             --
BANKING FUND C-CLASS
   MARCH 31, 2006                       9.66      .06              .64              .70           (.16)             --
   March 31, 2005                       9.87      .04              .01              .05           (.26)             --
   March 31, 2004                       7.12      .04             2.79             2.83           (.08)             --
   March 31, 2003                       8.54      .02            (1.23)           (1.21)          (.21)             --
   March 31, 2002                       8.27      .03              .53              .56           (.29)             --
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2006                      30.66      .32             4.44             4.76           (.19)             --
   March 31, 2005                      25.46      .14             5.06             5.20             --              --
   March 31, 2004                      17.22      .05             8.32             8.37           (.13)             --
   March 31, 2003++                    24.30      .12            (7.17)           (7.05)          (.03)             --
   March 31, 2002++                    21.03      .27             3.27             3.54           (.27)             --
BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2006                      29.78      .16             4.28             4.44           (.19)             --
   March 31, 2005                      24.85      .01             4.92             4.93             --              --
   March 31, 2004                      16.89      .02             8.07             8.09           (.13)             --
   March 31, 2003++                    23.91     (.06)           (6.93)           (6.99)          (.03)             --
   March 31, 2002++                    20.79      .15             3.24             3.39           (.27)             --
BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2006                      29.84      .29             4.25             4.54           (.19)             --
   March 31, 2005*                     25.80      .07             3.97             4.04             --              --

                                                                                           RATIOS TO
                                                                                       AVERAGE NET ASSETS:
                                                                                       -------------------
                                                 NET INCREASE  NET ASSET                            NET                 NET ASSETS,
                                                 (DECREASE) IN  VALUE,      TOTAL                INVESTMENT  PORTFOLIO    END OF
                                       TOTAL       NET ASSET    END OF    INVESTMENT     TOTAL     INCOME    TURNOVER  PERIOD (000'S
                                   DISTRIBUTIONS     VALUE      PERIOD      RETURN     EXPENSES    (LOSS)     RATE***    OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2006                    $ (.16)       $   .69      $ 10.86      8.41%       1.34%       1.48%     1,834%   $   8,713
   March 31, 2005                      (.26)          (.08)       10.17      1.61%       1.34%       1.26%     1,692%       4,899
   March 31, 2004                      (.08)          2.95        10.25     41.53%       1.36%       1.51%     1,435%      12,504
   March 31, 2003                      (.21)         (1.33)        7.30    (13.15)%      1.38%       1.52%     1,495%       7,352
   March 31, 2002                      (.29)           .36         8.63      8.30%       1.50%       1.49%     1,292%      28,992
BANKING FUND ADVISOR CLASS
   MARCH 31, 2006                      (.16)           .58        10.30      7.66%       1.84%       1.20%     1,834%       1,537
   March 31, 2005                      (.26)          (.13)        9.72      1.17%       1.86%       0.60%     1,692%       2,955
   March 31, 2004                      (.08)          2.79         9.85     40.67%       1.86%       1.04%     1,435%       3,712
   March 31, 2003                      (.21)         (1.35)        7.06    (13.73)%      1.89%       0.91%     1,495%         390
   March 31, 2002                      (.29)           .28         8.41      7.44%       1.91%       0.95%     1,292%      23,281
BANKING FUND A-CLASS
   MARCH 31, 2006                      (.16)           .62        10.34      8.07%       1.62%       1.40%     1,834%          97
   March 31, 2005*                     (.26)          (.34)        9.72     (0.95)%      1.57%**     1.03%**   1,692%          15
BANKING FUND C-CLASS
   MARCH 31, 2006                      (.16)           .54        10.20      7.29%       2.35%       0.59%     1,834%         673
   March 31, 2005                      (.26)          (.21)        9.66      0.35%       2.34%       0.43%     1,692%         867
   March 31, 2004                      (.08)          2.75         9.87     39.76%       2.37%       0.41%     1,435%       1,829
   March 31, 2003                      (.21)         (1.42)        7.12    (14.35)%      2.38%       0.23%     1,495%          76
   March 31, 2002                      (.29)           .27         8.54      7.19%       2.40%       0.42%     1,292%          15
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2006                      (.19)          4.57        35.23     15.60%       1.35%       1.04%       826%      23,630
   March 31, 2005                         --          5.20        30.66     20.42%       1.33%       0.51%       891%      34,039
   March 31, 2004                      (.13)          8.24        25.46     48.70%       1.38%       0.20%     1,669%      29,749
   March 31, 2003++                    (.03)         (7.08)       17.22    (29.02)%      1.39%       0.53%     1,943%       3,360
   March 31, 2002++                    (.27)          3.27        24.30     16.89%       1.41%       1.12%     1,523%      45,716
BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2006                      (.19)          4.25        34.03     14.98%       1.85%       0.55%       826%       7,619
   March 31, 2005                         --          4.93        29.78     19.84%       1.82%       0.03%       891%      12,987
   March 31, 2004                      (.13)          7.96        24.85     47.99%       1.87%       0.09%     1,669%      13,483
   March 31, 2003++                    (.03)         (7.02)       16.89    (29.24)%      1.89%      (0.23)%    1,943%       2,419
   March 31, 2002++                    (.27)          3.12        23.91     16.36%       2.00%       0.65%     1,523%      30,839
BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2006                      (.19)          4.35        34.19     15.29%       1.63%       0.97%       826%         659
   March 31, 2005*                       --           4.04        29.84     15.66%       1.55%**     0.44%**     891%         210

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004--BANKING FUND A-CLASS AND BASIC MATERIALS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


72 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET       FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT      REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS       INCOME      CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
  MARCH 31, 2006                       $ 29.44      $  .03       $  4.20         $   4.23          $   (.19)         $  --
  March 31, 2005                         24.68        (.12)         4.88             4.76                --             --
  March 31, 2004                         16.86        (.14)         8.09             7.95              (.13)            --
  March 31, 2003++                       24.03        (.06)        (7.08)           (7.14)             (.03)            --
  March 31, 2002*++                      23.13        (.03)         1.20             1.17              (.27)            --
BIOTECHNOLOGY FUND INVESTOR CLASS
  MARCH 31, 2006                         17.59        (.26)         6.12             5.86                --             --
  March 31, 2005                         20.56        (.24)        (2.73)           (2.97)               --             --
  March 31, 2004                         13.75        (.24)         7.05             6.81                --             --
  March 31, 2003                         20.86        (.19)        (6.92)           (7.11)               --             --
  March 31, 2002                         21.66        (.28)         (.52)            (.80)               --             --
BIOTECHNOLOGY FUND ADVISOR CLASS
  MARCH 31, 2006                         16.91        (.36)         5.89             5.53                --             --
  March 31, 2005                         19.86        (.32)        (2.63)           (2.95)               --             --
  March 31, 2004                         13.35        (.32)         6.83             6.51                --             --
  March 31, 2003                         20.36        (.25)        (6.76)           (7.01)               --             --
  March 31, 2002                         21.25        (.40)         (.49)            (.89)               --             --
BIOTECHNOLOGY FUND A-CLASS
  MARCH 31, 2006                         16.93        (.33)         5.90             5.57                --             --
  March 31, 2005*                        17.89        (.16)         (.80)            (.96)               --             --
BIOTECHNOLOGY FUND C-CLASS
  MARCH 31, 2006                         16.87        (.47)         5.87             5.40                --             --
  March 31, 2005                         19.92        (.42)        (2.63)           (3.05)               --             --
  March 31, 2004                         13.47        (.43)         6.88             6.45                --             --
  March 31, 2003                         20.66        (.33)        (6.86)           (7.19)               --             --
  March 31, 2002                         21.66        (.54)         (.46)           (1.00)               --             --
COMMODITIES FUND A-CLASS
  MARCH 31, 2006*                        25.00         .61          1.68             2.29                --             --
COMMODITIES FUND C-CLASS
  MARCH 31, 2006*                        25.00         .42          1.68             2.10                --             --
COMMODITIES FUND H-CLASS
  MARCH 31, 2006*                        25.00         .61          1.68             2.29                --             --
CONSUMER PRODUCTS FUND INVESTOR CLASS
  MARCH 31, 2006                         30.50         .30           .65              .95              (.42)            --
  March 31, 2005                         28.68         .18          1.65             1.83              (.01)            --
  March 31, 2004                         20.85         .14          7.74             7.88              (.05)            --
  March 31, 2003++                       25.08         .12         (4.23)           (4.11)             (.12)            --
  March 31, 2002++                       21.54         .12          3.48             3.60              (.06)            --

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                NET INCREASE  NET ASSET                             NET                 NET ASSETS,
                                                 (DECREASE)    VALUE,      TOTAL                INVESTMENT   PORTFOLIO    END OF
                                     TOTAL         IN NET      END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                                 DISTRIBUTIONS  ASSET VALUE    PERIOD     RETURN    EXPENSES      (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
  MARCH 31, 2006                    $ (.19)       $ 4.04      $ 33.48     14.44%      2.36%       0.11%         826%      $  6,041
  March 31, 2005                        --          4.76        29.44     19.29%      2.32%      (0.43)%        891%         7,421
  March 31, 2004                      (.13)         7.82        24.68     47.25%      2.38%      (0.62)%      1,669%         5,311
  March 31, 2003++                    (.03)        (7.17)       16.86    (29.72)%     2.39%      (0.23)%      1,943%           294
  March 31, 2002*++                   (.27)          .90        24.03      5.10%      2.60%**    (0.13)%**    1,523%           525
BIOTECHNOLOGY FUND INVESTOR CLASS
  MARCH 31, 2006                        --          5.86        23.45     33.31%      1.34%      (1.25)%        338%       104,126
  March 31, 2005                        --         (2.97)       17.59    (14.45)%     1.33%      (1.25)%        585%        74,890
  March 31, 2004                        --          6.81        20.56     49.53%      1.35%      (1.31)%        548%       135,619
  March 31, 2003                        --         (7.11)       13.75    (34.08)%     1.38%      (1.31)%        477%       111,003
  March 31, 2002                        --          (.80)       20.86     (3.69)%     1.23%      (1.20)%        390%       218,263
BIOTECHNOLOGY FUND ADVISOR CLASS
  MARCH 31, 2006                        --          5.53        22.44     32.70%      1.86%      (1.76)%        338%        26,240
  March 31, 2005                        --         (2.95)       16.91    (14.85)%     1.83%      (1.75)%        585%        10,231
  March 31, 2004                        --          6.51        19.86     48.76%      1.84%      (1.79)%        548%        12,708
  March 31, 2003                        --         (7.01)       13.35    (34.43)%     1.88%      (1.82)%        477%        24,280
  March 31, 2002                        --          (.89)       20.36     (4.19)%     1.72%      (1.69)%        390%        20,931
BIOTECHNOLOGY FUND A-CLASS
  MARCH 31, 2006                        --          5.57        22.50     32.90%      1.63%      (1.52)%        338%         5,087
  March 31, 2005*                       --          (.96)       16.93     (5.37)%     1.53%**    (1.47)%**      585%            74
BIOTECHNOLOGY FUND C-CLASS
  MARCH 31, 2006                        --          5.40        22.27     32.01%      2.36%      (2.27)%        338%         7,786
  March 31, 2005                        --         (3.05)       16.87    (15.31)%     2.33%      (2.23)%        585%         2,625
  March 31, 2004                        --          6.45        19.92     47.88%      2.36%      (2.32)%        548%         3,567
  March 31, 2003                        --         (7.19)       13.47    (34.80)%     2.38%      (2.30)%        477%         1,667
  March 31, 2002                        --         (1.00)       20.66     (4.62)%     2.38%      (2.36)%        390%           967
COMMODITIES FUND A-CLASS
  MARCH 31, 2006*                       --          2.29        27.29      9.16%      1.71%**     2.76%**         --          8,751
COMMODITIES FUND C-CLASS
  MARCH 31, 2006*                       --          2.10        27.10      8.40%      2.34%**     1.79%**         --          4,128
COMMODITIES FUND H-CLASS
  MARCH 31, 2006*                       --          2.29        27.29      9.16%      1.57%**     2.56%**         --         29,028
CONSUMER PRODUCTS FUND INVESTOR CLASS
  MARCH 31, 2006                      (.42)          .53        31.03      3.13%      1.32%       0.98%         813%        11,815
  March 31, 2005                      (.01)         1.82        30.50      6.40%      1.33%       0.60%         907%        15,470
  March 31, 2004                      (.05)         7.83        28.68     37.84%      1.36%       0.56%         914%        23,560
  March 31, 2003++                    (.12)        (4.23)       20.85    (16.38)%     1.39%       0.53%       1,205%         1,640
  March 31, 2002++                    (.06)         3.54        25.08     16.71%      1.56%       0.53%         890%        20,083

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2001--BASIC MATERIALS FUND C-CLASS; SEPTEMBER 1, 2004--BIOTECHNOLOGY FUND A-CLASS; MAY 25, 2005--COMMODITIES FUND A-CLASS, C-CLASS AND H-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 73

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET       FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT      REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS       INCOME      CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR CLASS
  MARCH 31, 2006                       $ 29.66      $  .03       $  .69          $   .72           $   (.42)         $  --
  March 31, 2005                         27.99         .05         1.63             1.68               (.01)            --
  March 31, 2004                         20.46        (.04)        7.62             7.58               (.05)            --
  March 31, 2003++                       24.69        (.03)       (4.08)           (4.11)              (.12)            --
  March 31, 2002++                       21.24         .03         3.48             3.51               (.06)            --
CONSUMER PRODUCTS FUND A-CLASS
  MARCH 31, 2006                         29.69         .18          .62              .80               (.42)            --
  March 31, 2005*                        27.42         .06         2.22             2.28               (.01)            --
CONSUMER PRODUCTS FUND C-CLASS
  MARCH 31, 2006                         29.53        (.03)         .47              .44               (.42)            --
  March 31, 2005                         27.92        (.13)        1.75             1.62               (.01)            --
  March 31, 2004                         20.52        (.20)        7.65             7.45               (.05)            --
  March 31, 2003++                       24.93        (.09)       (4.20)           (4.29)              (.12)            --
  March 31, 2002*++                      21.81        (.03)        3.21             3.18               (.06)            --
ELECTRONICS FUND INVESTOR CLASS
  MARCH 31, 2006                         10.31        (.11)        3.32             3.21                 --             --
  March 31, 2005                         13.43        (.08)       (3.04)           (3.12)                --             --
  March 31, 2004                          8.08        (.15)        5.50             5.35                 --             --
  March 31, 2003                         16.96        (.12)       (8.76)           (8.88)                --             --
  March 31, 2002                         16.54        (.18)         .60              .42                 --             --
ELECTRONICS FUND ADVISOR CLASS
  MARCH 31, 2006                          9.95        (.16)        3.19             3.03                 --             --
  March 31, 2005                         13.02        (.14)       (2.93)           (3.07)                --             --
  March 31, 2004                          7.87        (.21)        5.36             5.15                 --             --
  March 31, 2003                         16.62        (.16)       (8.59)           (8.75)                --             --
  March 31, 2002                         16.28        (.26)         .60              .34                 --             --
ELECTRONICS FUND A-CLASS
  MARCH 31, 2006                          9.96        (.14)        3.21             3.07                 --             --
  March 31, 2005*                         9.22        (.07)         .81              .74                 --             --
ELECTRONICS FUND C-CLASS
  MARCH 31, 2006                          9.90        (.21)        3.17             2.96                 --             --
  March 31, 2005                         13.00        (.20)       (2.90)           (3.10)                --             --
  March 31, 2004                          7.91        (.27)        5.36             5.09                 --             --
  March 31, 2003                         16.82        (.22)       (8.69)           (8.91)                --             --
  March 31, 2002                         16.54        (.37)         .65              .28                 --             --

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                NET INCREASE  NET ASSET                             NET                 NET ASSETS,
                                                 (DECREASE)    VALUE,      TOTAL                INVESTMENT   PORTFOLIO    END OF
                                     TOTAL         IN NET      END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                                 DISTRIBUTIONS  ASSET VALUE    PERIOD     RETURN    EXPENSES      (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR CLASS
  MARCH 31, 2006                    $  (.42)      $  .30      $ 29.96      2.44%      1.82%       0.08%         813%       $ 6,487
  March 31, 2005                       (.01)        1.67        29.66      6.02%      1.82%       0.19%         907%        26,851
  March 31, 2004                       (.05)        7.53        27.99     37.10%      1.86%      (0.18)%        914%        13,357
  March 31, 2003++                     (.12)       (4.23)       20.46    (16.64)%     1.89%      (0.09)%      1,205%         3,120
  March 31, 2002++                     (.06)        3.45        24.69     16.52%      2.02%       0.18%         890%        33,201
CONSUMER PRODUCTS FUND A-CLASS
  MARCH 31, 2006                       (.42)         .38        30.07      2.71%      1.60%       0.62%         813%         1,475
  March 31, 2005*                      (.01)        2.27        29.69      8.33%      1.56%**     0.42%**       907%           463
CONSUMER PRODUCTS FUND C-CLASS
  MARCH 31, 2006                       (.42)         .02        29.55      1.50%      2.33%      (0.11)%        813%         1,340
  March 31, 2005                       (.01)        1.61        29.53      5.82%      2.31%      (0.44)%        907%         8,048
  March 31, 2004                       (.05)        7.40        27.92     36.36%      2.37%      (0.79)%        914%         4,259
  March 31, 2003++                     (.12)       (4.41)       20.52    (17.20)%     2.39%      (0.35)%      1,205%           196
  March 31, 2002*++                    (.06)        3.12        24.93     14.57%      2.57%**    (0.19)%**      890%           501
ELECTRONICS FUND INVESTOR CLASS
  MARCH 31, 2006                         --         3.21        13.52     31.13%      1.34%      (0.91)%        911%        34,194
  March 31, 2005                         --        (3.12)       10.31    (23.23)%     1.33%      (0.76)%      1,106%        27,150
  March 31, 2004                         --         5.35        13.43     66.21%      1.36%      (1.20)%      1,359%        46,200
  March 31, 2003                         --        (8.88)        8.08    (52.36)%     1.39%      (1.20)%      2,413%        31,655
  March 31, 2002                         --          .42        16.96      2.54%      1.29%      (1.08)%      1,279%        96,671
ELECTRONICS FUND ADVISOR CLASS
  MARCH 31, 2006                         --         3.03        12.98     30.45%      1.84%      (1.39)%        911%        14,089
  March 31, 2005                         --        (3.07)        9.95    (23.58)%     1.83%      (1.32)%      1,106%        12,613
  March 31, 2004                         --         5.15        13.02     65.44%      1.85%      (1.70)%      1,359%         3,341
  March 31, 2003                         --        (8.75)        7.87    (52.65)%     1.87%      (1.72)%      2,413%         7,389
  March 31, 2002                         --          .34        16.62      2.09%      1.75%      (1.50)%      1,279%         9,528
ELECTRONICS FUND A-CLASS
  MARCH 31, 2006                         --         3.07        13.03     30.82%      1.64%      (1.18)%        911%         1,253
  March 31, 2005*                        --          .74         9.96      8.03%      1.59%**    (1.21)%**    1,106%             1
ELECTRONICS FUND C-CLASS
  MARCH 31, 2006                         --         2.96        12.86     29.90%      2.36%      (1.91)%        911%         5,015
  March 31, 2005                         --        (3.10)        9.90    (23.85)%     2.33%      (1.86)%      1,106%         2,119
  March 31, 2004                         --         5.09        13.00     64.35%      2.36%      (2.20)%      1,359%         1,111
  March 31, 2003                         --        (8.91)        7.91    (52.97)%     2.39%      (2.21)%      2,413%           940
  March 31, 2002                         --          .28        16.82      1.69%      2.49%      (2.27)%      1,279%           388

  * SINCE THE COMMENCEMENT OF OPERATIONS: JULY 24, 2001--CONSUMER PRODUCTS FUND C-CLASS; SEPTEMBER 1, 2004--CONSUMER PRODUCTS FUND A-CLASS AND ELECTRONICS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


74 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                    VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
  MARCH 31, 2006                   $ 17.12      $ .02        $ 5.02          $   5.04       $  (.03)       $ (.45)         $ (.48)
  March 31, 2005                     11.94        .05          5.14              5.19          (.01)           --            (.01)
  March 31, 2004                      8.80         --          3.17              3.17          (.03)           --            (.03)
  March 31, 2003                     11.26        .02         (2.47)            (2.45)         (.01)           --            (.01)
  March 31, 2002                     11.43        .12          (.19)             (.07)         (.10)           --            (.10)
ENERGY FUND ADVISOR CLASS
  MARCH 31, 2006                     16.65       (.07)         4.86              4.79          (.03)         (.45)           (.48)
  March 31, 2005                     11.68       (.02)         5.00              4.98          (.01)           --            (.01)
  March 31, 2004                      8.63       (.03)         3.11              3.08          (.03)           --            (.03)
  March 31, 2003                     11.09         --         (2.45)            (2.45)         (.01)           --            (.01)
  March 31, 2002                     11.33        .05          (.19)             (.14)         (.10)           --            (.10)
ENERGY FUND A-CLASS
  MARCH 31, 2006                     16.68       (.05)         4.89              4.84          (.03)         (.45)           (.48)
  March 31, 2005*                    12.79        .02          3.88              3.90          (.01)           --            (.01)
ENERGY FUND C-CLASS
  MARCH 31, 2006                     16.47       (.16)         4.79              4.63          (.03)         (.45)           (.48)
  March 31, 2005                     11.60       (.08)         4.96              4.88          (.01)           --            (.01)
  March 31, 2004                      8.63       (.12)         3.12              3.00          (.03)           --            (.03)
  March 31, 2003                     11.14       (.07)        (2.43)            (2.50)         (.01)           --            (.01)
  March 31, 2002*                    11.87       (.09)         (.54)             (.63)         (.10)           --            (.10)
ENERGY SERVICES FUND INVESTOR CLASS
  MARCH 31, 2006                     30.12       (.30)        15.23             14.93            --            --              --
  March 31, 2005                     21.74       (.22)         8.60              8.38            --            --              --
  March 31, 2004                     17.37       (.18)         4.55              4.37            --            --              --
  March 31, 2003++                   22.47       (.15)        (4.95)            (5.10)           --            --              --
  March 31, 2002++                   27.30       (.18)        (4.65)            (4.83)           --            --              --
ENERGY SERVICES FUND ADVISOR CLASS
  MARCH 31, 2006                     29.21       (.47)        14.72             14.25            --            --              --
  March 31, 2005                     21.18       (.33)         8.36              8.03            --            --              --
  March 31, 2004                     17.01       (.27)         4.44              4.17            --            --              --
  March 31, 2003++                   22.08       (.24)        (4.83)            (5.07)           --            --              --
  March 31, 2002++                   26.97       (.27)        (4.62)            (4.89)           --            --              --
ENERGY SERVICES FUND A-CLASS
  MARCH 31, 2006                     29.25       (.39)        14.81             14.42            --            --              --
  March 31, 2005*                    23.18       (.18)         6.25              6.07            --            --              --

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                            -------------------
                                   NET INCREASE  NET ASSET                                  NET                  NET ASSETS,
                                    (DECREASE)    VALUE,      TOTAL                      INVESTMENT   PORTFOLIO    END OF
                                   IN NET ASSET   END OF    INVESTMENT   GROSS     NET     INCOME     TURNOVER  PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES EXPENSES  (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
  MARCH 31, 2006                   $ 4.56       $ 21.68       29.60%     1.34%    1.34%     0.08%       415%       $  90,331
  March 31, 2005                     5.18         17.12       43.43%     1.33%    1.33%     0.40%       546%         111,762
  March 31, 2004                     3.14         11.94       36.12%     1.36%    1.36%     0.04%       913%          61,800
  March 31, 2003                    (2.46)         8.80      (21.79)%    1.39%    1.39%     0.24%     1,362%           4,703
  March 31, 2002                     (.17)        11.26       (0.52)%    1.32%    1.32%     1.06%     1,502%          31,769
ENERGY FUND ADVISOR CLASS
  MARCH 31, 2006                     4.31         20.96       28.93%     1.85%    1.84%    (0.38)%      415%          18,162
  March 31, 2005                     4.97         16.65       42.60%     1.82%    1.82%    (0.11)%      546%          25,000
  March 31, 2004                     3.05         11.68       35.79%     1.92%    1.92%    (0.25)%      913%           4,895
  March 31, 2003                    (2.46)         8.63      (22.13)%    1.88%    1.88%    (0.03)%    1,362%           7,039
  March 31, 2002                     (.24)        11.09       (1.14)%    1.80%    1.80%     0.42%     1,502%           9,621
ENERGY FUND A-CLASS
  MARCH 31, 2006                     4.36         21.04       29.18%     1.61%    1.60%    (0.25)%      415%           3,210
  March 31, 2005*                    3.89         16.68       30.46%     1.45%**  1.45%**   0.19%**     546%             744
ENERGY FUND C-CLASS
  MARCH 31, 2006                     4.15         20.62       28.27%     2.35%    2.35%    (0.88)%      415%          23,734
  March 31, 2005                     4.87         16.47       42.03%     2.33%    2.33%    (0.61)%      546%          17,993
  March 31, 2004                     2.97         11.60       34.86%     2.36%    2.36%    (1.08)%      913%           6,571
  March 31, 2003                    (2.51)         8.63      (22.48)%    2.38%    2.38%    (0.81)%    1,362%           1,471
  March 31, 2002*                    (.73)        11.14       (5.22)%    2.51%**  2.51%**  (0.92)%**  1,502%             392
ENERGY SERVICES FUND INVESTOR CLASS
  MARCH 31, 2006                    14.93         45.05       49.57%     1.35%    1.35%    (0.81)%      324%         147,439
  March 31, 2005                     8.38         30.12       38.55%     1.31%    1.31%    (0.85)%      501%          99,603
  March 31, 2004                     4.37         21.74       25.16%     1.37%    1.37%    (0.96)%    1,009%          47,344
  March 31, 2003++                  (5.10)        17.37      (22.70)%    1.39%    1.39%    (0.72)%      971%          15,144
  March 31, 2002++                  (4.83)        22.47      (17.69)%    1.54%    1.54%    (0.74)%      949%          51,983
ENERGY SERVICES FUND ADVISOR CLASS
  MARCH 31, 2006                    14.25         43.46       48.78%     1.85%    1.85%    (1.33)%      324%          44,033
  March 31, 2005                     8.03         29.21       37.91%     1.82%    1.82%    (1.37)%      501%          24,647
  March 31, 2004                     4.17         21.18       24.51%     1.87%    1.87%    (1.39)%    1,009%          25,302
  March 31, 2003++                  (5.07)        17.01      (22.96)%    1.88%    1.88%    (1.26)%      971%           1,961
  March 31, 2002++                  (4.89)        22.08      (18.13)%    1.97%    1.97%    (1.21)%      949%          22,051
ENERGY SERVICES FUND A-CLASS
  MARCH 31, 2006                    14.42         43.67       49.30%     1.63%    1.63%    (1.00)%      324%           6,569
  March 31, 2005*                    6.07         29.25       26.19%     1.53%**  1.53%**  (1.13)%**    501%             313

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001--ENERGY FUND C-CLASS; SEPTEMBER 1, 2004--ENERGY FUND A-CLASS AND ENERGY SERVICES FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 75

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                    VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
  MARCH 31, 2006                   $ 28.98      $ (.65)      $ 14.59         $ 13.94        $  --          $  --           $   --
  March 31, 2005                     21.12        (.45)         8.31            7.86           --             --               --
  March 31, 2004                     17.04        (.35)         4.43            4.08           --             --               --
  March 31, 2003++                   22.23        (.30)        (4.89)          (5.19)          --             --               --
  March 31, 2002++                   27.30        (.30)        (4.77)          (5.07)          --             --               --
FINANCIAL SERVICES FUND INVESTOR CLASS
  MARCH 31, 2006                     11.40         .17          1.81            1.98         (.12)            --             (.12)
  March 31, 2005                     11.09         .10           .29             .39         (.08)            --             (.08)
  March 31, 2004                      7.66         .09          3.38            3.47         (.04)            --             (.04)
  March 31, 2003                     10.23         .07         (2.62)          (2.55)        (.02)            --             (.02)
  March 31, 2002                     10.00         .04           .29             .33         (.10)            --             (.10)
FINANCIAL SERVICES FUND ADVISOR CLASS
  MARCH 31, 2006                     11.13         .10          1.77            1.87         (.12)            --             (.12)
  March 31, 2005                     10.89         .05           .27             .32         (.08)            --             (.08)
  March 31, 2004                      7.57         .04          3.32            3.36         (.04)            --             (.04)
  March 31, 2003                     10.08         .03         (2.52)          (2.49)        (.02)            --             (.02)
  March 31, 2002                      9.89        (.01)          .30             .29         (.10)            --             (.10)
FINANCIAL SERVICES FUND A-CLASS
  MARCH 31, 2006                     11.13         .14          1.76            1.90         (.12)            --             (.12)
  March 31, 2005*                    10.75         .05           .41             .46         (.08)            --             (.08)
FINANCIAL SERVICES FUND C-CLASS
  MARCH 31, 2006                     11.01         .01          1.77            1.78         (.12)            --             (.12)
  March 31, 2005                     10.84        (.01)          .26             .25         (.08)            --             (.08)
  March 31, 2004                      7.57        (.02)         3.33            3.31         (.04)            --             (.04)
  March 31, 2003                     10.14        (.02)        (2.53)          (2.55)        (.02)            --             (.02)
  March 31, 2002*                    10.46        (.05)         (.17)           (.22)        (.10)            --             (.10)
HEALTH CARE FUND INVESTOR CLASS
  MARCH 31, 2006                     12.71        (.05)         1.88            1.83           --             --               --
  March 31, 2005                     12.50        (.05)          .26             .21           --             --               --
  March 31, 2004                      9.21        (.07)         3.36            3.29           --             --               --
  March 31, 2003                     11.36        (.02)        (2.13)          (2.15)          --             --               --
  March 31, 2002                     11.25        (.04)          .15             .11           --             --               --
HEALTH CARE FUND ADVISOR CLASS
  MARCH 31, 2006                     12.25        (.12)         1.81            1.69           --             --               --
  March 31, 2005                     12.11        (.10)          .24             .14           --             --               --
  March 31, 2004                      8.97        (.12)         3.26            3.14           --             --               --
  March 31, 2003                     11.11        (.06)        (2.08)          (2.14)          --             --               --
  March 31, 2002                     11.06        (.09)          .14             .05           --             --               --

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                            -------------------
                                   NET INCREASE  NET ASSET                                  NET                  NET ASSETS,
                                    (DECREASE)    VALUE,      TOTAL                      INVESTMENT   PORTFOLIO    END OF
                                   IN NET ASSET   END OF    INVESTMENT   GROSS     NET     INCOME     TURNOVER  PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES EXPENSES  (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
  MARCH 31, 2006                   $ 13.94      $ 42.92       48.10%     2.36%    2.36%    (1.82)%      324%       $ 27,542
  March 31, 2005                      7.86        28.98       37.22%     2.31%    2.31%    (1.84)%      501%         11,529
  March 31, 2004                      4.08        21.12       23.94%     2.37%    2.37%    (1.86)%    1,009%          2,833
  March 31, 2003++                   (5.19)       17.04      (23.35)%    2.39%    2.39%    (1.60)%      971%            651
  March 31, 2002++                   (5.07)       22.23      (18.57)%    2.57%    2.57%    (1.60)%      949%            697
FINANCIAL SERVICES FUND INVESTOR CLASS
  MARCH 31, 2006                      1.86        13.26       17.42%     1.36%    1.34%     1.32%       821%         12,226
  March 31, 2005                       .31        11.40        3.46%     1.33%    1.33%     0.91%     1,005%          7,741
  March 31, 2004                      3.43        11.09       45.36%     1.36%    1.36%     0.94%     1,200%         34,423
  March 31, 2003                     (2.57)        7.66      (24.97)%    1.38%    1.38%     0.82%     2,336%          6,671
  March 31, 2002                       .23        10.23        3.39%     1.51%    1.51%     0.43%     1,110%         25,147
FINANCIAL SERVICES FUND ADVISOR CLASS
  MARCH 31, 2006                      1.75        12.88       16.85%     1.85%    1.83%     0.82%       821%          6,801
  March 31, 2005                       .24        11.13        2.88%     1.83%    1.83%     0.43%     1,005%         27,181
  March 31, 2004                      3.32        10.89       44.45%     1.86%    1.86%     0.39%     1,200%         40,885
  March 31, 2003                     (2.51)        7.57      (24.74)%    1.88%    1.88%     0.35%     2,336%         15,074
  March 31, 2002                       .19        10.08        3.02%     2.02%    2.02%    (0.08)%    1,110%         40,968
FINANCIAL SERVICES FUND A-CLASS
  MARCH 31, 2006                      1.78        12.91       17.12%     1.65%    1.64%     1.18%       821%          4,295
  March 31, 2005*                      .38        11.13        4.22%     1.55%**  1.55%**   0.70%**   1,005%              5
FINANCIAL SERVICES FUND C-CLASS
  MARCH 31, 2006                      1.66        12.67       16.21%     2.36%    2.34%     0.11%       821%          2,081
  March 31, 2005                       .17        11.01        2.24%     2.33%    2.33%    (0.10)%    1,005%          1,689
  March 31, 2004                      3.27        10.84       43.78%     2.37%    2.37%    (0.23)%    1,200%          2,242
  March 31, 2003                     (2.57)        7.57      (25.19)%    2.37%    2.37%    (0.19)%    2,336%            222
  March 31, 2002*                     (.32)       10.14       (2.02)%    2.52%**  2.52%**  (0.50)%**  1,110%            526
HEALTH CARE FUND INVESTOR CLASS
  MARCH 31, 2006                      1.83        14.54       14.40%     1.33%    1.33%    (0.35)%      568%         46,432
  March 31, 2005                       .21        12.71        1.68%     1.34%    1.34%    (0.42)%      610%         35,500
  March 31, 2004                      3.29        12.50       35.72%     1.36%    1.36%    (0.56)%    1,204%         19,801
  March 31, 2003                     (2.15)        9.21      (18.93)%    1.38%    1.38%    (0.25)%    1,395%         13,400
  March 31, 2002                       .11        11.36        0.98%     1.37%    1.37%    (0.36)%      936%         20,567
HEALTH CARE FUND ADVISOR CLASS
  MARCH 31, 2006                      1.69        13.94       13.80%     1.84%    1.84%    (0.89)%      568%         14,577
  March 31, 2005                       .14        12.25        1.16%     1.84%    1.84%    (0.83)%      610%         16,511
  March 31, 2004                      3.14        12.11       35.01%     1.85%    1.85%    (1.05)%    1,204%         27,102
  March 31, 2003                     (2.14)        8.97      (19.26)%    1.88%    1.88%    (0.66)%    1,395%         23,127
  March 31, 2002                       .05        11.11        0.45%     1.85%    1.85%    (0.81)%      936%         29,504

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001--FINANCIAL SERVICES FUND C-CLASS; SEPTEMBER 1, 2004--FINANCIAL SERVICES FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


76 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET      FROM NET        FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING   INVESTMENT       REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS     INCOME       CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
  MARCH 31, 2006                       $ 12.25      $ (.08)      $ 1.81          $  1.73            $ --              $  --
  March 31, 2005*                        11.65        (.05)         .65              .60              --                 --
HEALTH CARE FUND C-CLASS
  MARCH 31, 2006                         12.19        (.18)        1.78             1.60              --                 --
  March 31, 2005                         12.11        (.16)         .24              .08              --                 --
  March 31, 2004                          9.03        (.18)        3.26             3.08              --                 --
  March 31, 2003                         11.25        (.12)       (2.10)           (2.22)             --                 --
  March 31, 2002                         11.25        (.18)         .18               --              --                 --
INTERNET FUND INVESTOR CLASS
  MARCH 31, 2006                         32.29        (.40)        8.33             7.93              --                 --
  March 31, 2005                         35.66        (.43)       (2.94)           (3.37)             --                 --
  March 31, 2004                         20.43        (.41)       15.64            15.23              --                 --
  March 31, 2003                         30.55        (.29)       (9.83)          (10.12)             --                 --
  March 31, 2002                         41.80        (.31)      (10.94)          (11.25)             --                 --
INTERNET FUND ADVISOR CLASS
  MARCH 31, 2006                         31.41        (.55)        8.08             7.53              --                 --
  March 31, 2005                         34.85        (.60)       (2.84)           (3.44)             --                 --
  March 31, 2004                         20.05        (.54)       15.34            14.80              --                 --
  March 31, 2003                         30.18        (.40)       (9.73)          (10.13)             --                 --
  March 31, 2002                         41.60        (.64)      (10.78)          (11.42)             --                 --
INTERNET FUND A-CLASS
  MARCH 31, 2006                         31.45        (.50)        8.12             7.62              --                 --
  March 31, 2005*                        30.65        (.31)        1.11              .80              --                 --
INTERNET FUND C-CLASS
  MARCH 31, 2006                         31.06        (.73)        7.97             7.24              --                 --
  March 31, 2005                         34.64        (.73)       (2.85)           (3.58)             --                 --
  March 31, 2004                         20.04        (.72)       15.32            14.60              --                 --
  March 31, 2003                         30.28        (.50)       (9.74)          (10.24)             --                 --
  March 31, 2002*                        53.40        (.78)      (22.34)          (23.12)             --                 --
LEISURE FUND INVESTOR CLASS
  MARCH 31, 2006                         30.50        (.07)        2.13             2.06              --                 --
  March 31, 2005                         27.66        (.17)        3.01             2.84              --                 --
  March 31, 2004                         17.88        (.06)        9.84             9.78              --                 --
  March 31, 2003++                       24.00        (.15)       (5.97)           (6.12)             --                 --
  March 31, 2002++                       25.56        (.33)       (1.23)           (1.56)             --                 --

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                NET INCREASE  NET ASSET                             NET                 NET ASSETS,
                                                 (DECREASE)    VALUE,      TOTAL                INVESTMENT   PORTFOLIO    END OF
                                     TOTAL         IN NET      END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                                 DISTRIBUTIONS  ASSET VALUE    PERIOD     RETURN    EXPENSES      (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
  MARCH 31, 2006                    $   --        $  1.73     $ 13.98     14.12%      1.62%      (0.60)%        568%       $ 2,239
  March 31, 2005*                       --            .60       12.25      5.15%      1.56%**    (0.65)%**      610%             1
HEALTH CARE FUND C-CLASS
  MARCH 31, 2006                        --           1.60       13.79     13.13%      2.34%      (1.39)%        568%         7,114
  March 31, 2005                        --            .08       12.19      0.66%      2.33%      (1.36)%        610%         4,017
  March 31, 2004                        --           3.08       12.11     34.11%      2.37%      (1.60)%      1,204%         2,865
  March 31, 2003                        --          (2.22)       9.03    (19.73)%     2.37%      (1.30)%      1,395%           421
  March 31, 2002                        --             --       11.25      0.00%      2.54%      (1.59)%        936%         1,085
INTERNET FUND INVESTOR CLASS
  MARCH 31, 2006                        --           7.93       40.22     24.56%      1.34%      (1.10)%      1,371%        16,288
  March 31, 2005                        --          (3.37)      32.29     (9.45)%     1.34%      (1.23)%      1,947%         5,210
  March 31, 2004                        --          15.23       35.66     74.55%      1.36%      (1.31)%      1,340%        15,292
  March 31, 2003                        --         (10.12)      20.43    (33.13)%     1.38%      (1.34)%      2,052%         3,335
  March 31, 2002                        --         (11.25)      30.55    (26.91)%     1.21%      (1.15)%      2,186%         3,124
INTERNET FUND ADVISOR CLASS
  MARCH 31, 2006                        --           7.53       38.94     23.97%      1.85%      (1.58)%      1,371%         3,696
  March 31, 2005                        --          (3.44)      31.41     (9.87)%     1.83%      (1.72)%      1,947%           829
  March 31, 2004                        --          14.80       34.85     73.82%      1.86%      (1.81)%      1,340%        12,090
  March 31, 2003                        --         (10.13)      20.05    (33.57)%     1.82%      (1.79)%      2,052%           717
  March 31, 2002                        --         (11.42)      30.18    (27.45)%     1.74%      (1.68)%      2,186%           396
INTERNET FUND A-CLASS
  MARCH 31, 2006                        --           7.62       39.07     24.23%      1.63%      (1.36)%      1,371%           470
  March 31, 2005*                       --            .80       31.45      2.61%      1.55%**    (1.46)%**    1,947%             4
INTERNET FUND C-CLASS
  MARCH 31, 2006                        --           7.24       38.30     23.31%      2.35%      (2.09)%      1,371%         2,273
  March 31, 2005                        --          (3.58)      31.06    (10.33)%     2.33%      (2.19)%      1,947%         1,596
  March 31, 2004                        --          14.60       34.64     72.85%      2.36%      (2.31)%      1,340%         1,556
  March 31, 2003                        --         (10.24)      20.04    (33.82)%     2.37%      (2.34)%      2,052%           234
  March 31, 2002*                       --         (23.12)      30.28    (43.30)%     2.36%**    (2.33)%**    2,186%           149
LEISURE FUND INVESTOR CLASS
  MARCH 31, 2006                        --           2.06       32.56      6.75%      1.34%      (0.25)%        734%        16,418
  March 31, 2005                        --           2.84       30.50     10.27%      1.31%      (0.57)%      1,046%        15,080
  March 31, 2004                        --           9.78       27.66     54.70%      1.36%      (0.31)%      1,870%        25,030
  March 31, 2003++                      --          (6.12)      17.88    (25.50)%     1.38%      (0.65)%      3,179%         2,325
  March 31, 2002++                      --          (1.56)      24.00     (6.10)%     1.57%      (1.27)%      2,609%        11,443

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001--INTERNET FUND C-CLASS; SEPTEMBER 1, 2004--HEALTH CARE FUND A-CLASS AND INTERNET FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 77

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET      FROM NET        FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING   INVESTMENT       REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS     INCOME       CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
  MARCH 31, 2006                       $ 29.34      $ (.32)      $ 2.13          $  1.81            $  --             $  --
  March 31, 2005                         26.74        (.30)        2.90             2.60               --                --
  March 31, 2004                         17.37        (.23)        9.60             9.37               --                --
  March 31, 2003++                       23.34        (.39)       (5.58)           (5.97)              --                --
  March 31, 2002++                       24.93        (.51)       (1.08)           (1.59)              --                --
LEISURE FUND A-CLASS
  MARCH 31, 2006                         29.34        (.14)        2.04             1.90               --                --
  March 31, 2005*                        24.59        (.08)        4.83             4.75               --                --
LEISURE FUND C-CLASS
  MARCH 31, 2006                         29.39        (.40)        2.06             1.66               --                --
  March 31, 2005                         26.93        (.40)        2.86             2.46               --                --
  March 31, 2004                         17.61        (.38)        9.70             9.32               --                --
  March 31, 2003++                       23.79        (.36)       (5.82)           (6.18)              --                --
  March 31, 2002*++                      29.01        (.45)       (4.77)           (5.22)              --                --
PRECIOUS METALS FUND INVESTOR CLASS
  MARCH 31, 2006                         35.64        (.07)       18.93            18.86               --                --
  March 31, 2005                         44.32        (.05)       (8.63)           (8.68)              --                --
  March 31, 2004                         26.78        (.12)       17.67            17.55             (.01)               --
  March 31, 2003                         27.90         .03        (1.15)           (1.12)              --                --
  March 31, 2002                         17.73         .01        10.30            10.31             (.14)               --
PRECIOUS METALS FUND ADVISOR CLASS
  MARCH 31, 2006                         35.37        (.28)       18.74            18.46               --                --
  March 31, 2005                         44.17        (.03)       (8.77)           (8.80)              --                --
  March 31,2004*                         31.68        (.18)       12.68            12.50             (.01)               --
PRECIOUS METALS FUND A-CLASS
  MARCH 31, 2006                         35.41        (.19)       18.81            18.62               --                --
  March 31, 2005*                        37.26        (.01)       (1.84)           (1.85)              --                --
PRECIOUS METALS FUND C-CLASS
  MARCH 31, 2006                         34.37        (.46)       18.11            17.65               --                --
  March 31, 2005                         43.16        (.39)       (8.40)           (8.79)              --                --
  March 31, 2004                         26.35        (.51)       17.33            16.82             (.01)               --
  March 31, 2003                         27.72        (.27)       (1.10)           (1.37)              --                --
  March 31, 2002*                        20.41        (.26)        7.71             7.45             (.14)               --
REAL ESTATE FUND A-CLASS
  MARCH 31, 2006                         27.84         .64         8.18             8.82               --              (.20)
  March 31, 2005*                        26.66         .09         1.24             1.33             (.03)             (.12)
REAL ESTATE FUND C-CLASS
  MARCH 31, 2006                         27.64         .43         8.06             8.49               --              (.20)
  March 31, 2005                         26.63         .41          .75             1.16             (.03)             (.12)
  March 31, 2004*                        25.00         .02         1.61             1.63               --                --

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                NET INCREASE  NET ASSET                             NET                 NET ASSETS,
                                                 (DECREASE)    VALUE,      TOTAL                INVESTMENT   PORTFOLIO    END OF
                                     TOTAL         IN NET      END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                                 DISTRIBUTIONS  ASSET VALUE    PERIOD     RETURN    EXPENSES      (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
  MARCH 31, 2006                    $  --         $ 1.81      $ 31.15      6.17%      1.80%      (1.10)%        734%      $  5,372
  March 31, 2005                       --           2.60        29.34      9.72%      1.82%      (1.10)%      1,046%        27,750
  March 31, 2004                       --           9.37        26.74     53.94%      1.86%      (1.06)%      1,870%        39,789
  March 31, 2003++                     --          (5.97)       17.37    (25.58)%     1.90%      (1.68)%      3,179%         3,592
  March 31, 2002++                     --          (1.59)       23.34     (6.38)%     2.26%      (2.05)%      2,609%         9,324
LEISURE FUND A-CLASS
  MARCH 31, 2006                       --           1.90        31.24      6.48%      1.60%      (0.49)%        734%            68
  March 31, 2005*                      --           4.75        29.34     19.32%      1.55%**    (1.02)%**    1,046%            12
LEISURE FUND C-CLASS
  MARCH 31, 2006                       --           1.66        31.05      5.65%      2.32%      (1.40)%        734%           997
  March 31, 2005                       --           2.46        29.39      9.13%      2.31%      (1.44)%      1,046%         2,502
  March 31, 2004                       --           9.32        26.93     52.92%      2.37%      (1.59)%      1,870%         2,165
  March 31, 2003++                     --          (6.18)       17.61    (25.98)%     2.39%      (1.70)%      3,179%            36
  March 31, 2002*++                    --          (5.22)       23.79    (17.99)%     2.53%**    (2.14)%**    2,609%            87
PRECIOUS METALS FUND INVESTOR CLASS
  MARCH 31, 2006                       --          18.86        54.50     52.92%      1.24%      (0.16)%        277%       213,017
  March 31, 2005                       --          (8.68)       35.64    (19.58)%     1.23%      (0.12)%        358%       130,718
  March 31, 2004                     (.01)         17.54        44.32     65.53%      1.26%      (0.32)%        550%       236,961
  March 31, 2003                       --          (1.12)       26.78     (4.01)%     1.27%       0.09%         744%        75,185
  March 31, 2002                     (.14)         10.17        27.90     58.44%      1.39%       0.07%         839%        59,625
PRECIOUS METALS FUND ADVISOR CLASS
  MARCH 31, 2006                       --          18.46        53.83     52.19%      1.75%      (0.70)%        277%        14,087
  March 31, 2005                       --          (8.80)       35.37    (19.92)%     1.72%      (0.09)%        358%         8,596
  March 31,2004*                     (.01)         12.49        44.17     39.46%      1.72%**    (0.68)%**      550%         2,112
PRECIOUS METALS FUND A-CLASS
  MARCH 31, 2006                       --          18.62        54.03     52.58%      1.52%      (0.43)%        277%         5,701
  March 31, 2005*                      --          (1.85)       35.41     (4.97)%     1.45%**    (0.02)%**      358%           217
PRECIOUS METALS FUND C-CLASS
  MARCH 31, 2006                       --          17.65        52.02     51.35%      2.25%      (1.20)%        277%        24,266
  March 31, 2005                       --          (8.79)       34.37    (20.37)%     2.23%      (1.08)%        358%        20,426
  March 31, 2004                     (.01)         16.81        43.16     63.83%      2.27%      (1.38)%        550%        17,998
  March 31, 2003                       --          (1.37)       26.35     (4.94)%     2.27%      (0.94)%        744%         2,150
  March 31, 2002*                    (.14)          7.31        27.72     36.75%      2.38%**    (1.23)%**      839%           910
REAL ESTATE FUND A-CLASS
  MARCH 31, 2006                     (.20)          8.62        36.46     31.75%      1.57%       2.02%       1,304%           375
  March 31, 2005*                    (.15)          1.18        27.84      4.98%      1.54%**     0.52%**     1,773%            71
REAL ESTATE FUND C-CLASS
  MARCH 31, 2006                     (.20)          8.29        35.93     30.79%      2.36%       1.35%       1,304%         3,548
  March 31, 2005                     (.15)          1.01        27.64      4.35%      2.32%       1.52%       1,773%         1,293
  March 31, 2004*                      --           1.63        26.63      6.52%      2.36%**     0.72%**       102%         7,562

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001--PRECIOUS METALS FUND C-CLASS; MAY 3, 2001--LEISURE FUND C-CLASS; AUGUST 1, 2003--PRECIOUS METALS FUND ADVISOR CLASS; FEBRUARY 20, 2004--REAL ESTATE FUND C-CLASS; SEPTEMBER 1, 2004--LEISURE FUND A-CLASS, PRECIOUS METALS FUND A-CLASS AND REAL ESTATE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


78 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET      FROM NET        FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING   INVESTMENT       REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS     INCOME       CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
  MARCH 31, 2006                       $ 27.85      $  .57        $  8.25        $  8.82            $  --           $ (.20)
  March 31, 2005                         26.65         .58            .77           1.35             (.03)            (.12)
  March 31, 2004*                        25.00         .10           1.55           1.65               --                --
RETAILING FUND INVESTOR CLASS
  MARCH 31, 2006                         12.30        (.08)          1.26           1.18               --                --
  March 31, 2005                         11.74        (.06)           .62            .56               --                --
  March 31, 2004                          8.00        (.08)          3.82           3.74               --                --
  March 31, 2003                         11.12        (.07)         (3.05)         (3.12)              --                --
  March 31, 2002                         10.29        (.10)           .93            .83               --                --
RETAILING FUND ADVISOR CLASS
  MARCH 31, 2006                         11.99        (.15)          1.23           1.08               --                --
  March 31, 2005                         11.49        (.12)           .62            .50               --                --
  March 31, 2004                          7.85        (.13)          3.77           3.64               --                --
  March 31, 2003                         10.94        (.12)         (2.97)         (3.09)              --                --
  March 31, 2002                         10.17        (.15)           .92            .77               --                --
RETAILING FUND A-CLASS
  MARCH 31, 2006                         12.01        (.11)          1.20           1.09               --                --
  March 31, 2005*                        10.45        (.07)          1.63           1.56               --                --
RETAILING FUND C-CLASS
  MARCH 31, 2006                         11.80        (.20)          1.20           1.00               --                --
  March 31, 2005                         11.37        (.17)           .60            .43               --                --
  March 31, 2004                          7.81        (.18)          3.74           3.56               --                --
  March 31, 2003                         11.02        (.20)         (3.01)         (3.21)              --                --
  March 31, 2002*                        10.68        (.20)           .54            .34               --                --
TECHNOLOGY FUND INVESTOR CLASS
  MARCH 31, 2006                         10.35        (.09)          2.12           2.03             (.03)               --
  March 31, 2005                         11.40         .03          (1.08)         (1.05)              --                --
  March 31, 2004                          7.11        (.11)          4.40           4.29               --                --
  March 31, 2003                         11.00        (.09)         (3.80)         (3.89)              --                --
  March 31, 2002                         12.70        (.15)         (1.55)         (1.70)              --                --
TECHNOLOGY FUND ADVISOR CLASS
  MARCH 31, 2006                         10.06        (.14)          2.05           1.91             (.03)               --
  March 31, 2005                         11.13         .02          (1.09)         (1.07)              --                --
  March 31, 2004                          6.97        (.16)          4.32           4.16               --                --
  March 31, 2003                         10.77        (.12)         (3.68)         (3.80)              --                --
  March 31, 2002                         12.49        (.20)         (1.52)         (1.72)              --                --
TECHNOLOGY FUND A-CLASS
  MARCH 31, 2006                         10.07        (.13)          2.04           1.91             (.03)               --
  March 31, 2005*                         9.32          --            .75            .75               --                --

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                NET INCREASE  NET ASSET                             NET                 NET ASSETS,
                                                 (DECREASE)    VALUE,      TOTAL                INVESTMENT   PORTFOLIO    END OF
                                     TOTAL         IN NET      END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                                 DISTRIBUTIONS  ASSET VALUE    PERIOD     RETURN    EXPENSES      (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
  MARCH 31, 2006                     $ (.20)      $ 8.62      $ 36.47     31.74%      1.59%       1.78%       1,304%     $ 49,591
  March 31, 2005                       (.15)        1.20        27.85      5.06%      1.58%       2.08%       1,773%        8,186
  March 31, 2004*                        --         1.65        26.65      6.60%      1.61%**     3.83%**       102%       75,916
RETAILING FUND INVESTOR CLASS
  MARCH 31, 2006                         --         1.18        13.48      9.59%      1.33%      (0.60)%      1,163%        7,608
  March 31, 2005                         --          .56        12.30      4.77%      1.33%      (0.54)%      1,505%        7,529
  March 31, 2004                         --         3.74        11.74     46.75%      1.35%      (0.78)%      1,825%       11,738
  March 31, 2003                         --        (3.12)        8.00    (28.06)%     1.38%      (0.82)%      3,788%        2,964
  March 31, 2002                         --          .83        11.12      8.07%      1.44%      (0.92)%      2,030%       21,667
RETAILING FUND ADVISOR CLASS
  MARCH 31, 2006                         --         1.08        13.07      9.01%      1.82%      (1.18)%      1,163%        3,385
  March 31, 2005                         --          .50        11.99      4.35%      1.83%      (1.09)%      1,505%        6,445
  March 31, 2004                         --         3.64        11.49     46.37%      1.85%      (1.25)%      1,825%       15,863
  March 31, 2003                         --        (3.09)        7.85    (28.24)%     1.88%      (1.35)%      3,788%       14,965
  March 31, 2002                         --          .77        10.94      7.57%      1.95%      (1.40)%      2,030%       37,690
RETAILING FUND A-CLASS
  MARCH 31, 2006                         --         1.09        13.10      9.08%      1.59%      (0.87)%      1,163%           46
  March 31, 2005*                        --         1.56        12.01     14.93%      1.68%**    (1.03)%**    1,505%            1
RETAILING FUND C-CLASS
  MARCH 31, 2006                         --         1.00        12.80      8.47%      2.34%      (1.65)%      1,163%        1,586
  March 31, 2005                         --          .43        11.80      3.78%      2.33%      (1.52)%      1,505%        1,774
  March 31, 2004                         --         3.56        11.37     45.58%      2.36%      (1.72)%      1,825%        2,362
  March 31, 2003                         --        (3.21)        7.81    (29.13)%     2.32%      (1.89)%      3,788%           85
  March 31, 2002*                        --          .34        11.02      3.18%      2.70%**    (2.13)%**    2,030%        1,028
TECHNOLOGY FUND INVESTOR CLASS
  MARCH 31, 2006                       (.03)        2.00        12.35     19.65%      1.33%      (0.79)%        666%       21,182
  March 31, 2005                         --        (1.05)       10.35     (9.21)%     1.31%       0.33%       1,304%       13,346
  March 31, 2004                         --         4.29        11.40     60.34%      1.36%      (1.07)%      1,853%       17,114
  March 31, 2003                         --        (3.89)        7.11    (35.36)%     1.38%      (1.13)%      1,938%        8,348
  March 31, 2002                         --        (1.70)       11.00    (13.39)%     1.44%      (1.21)%      1,017%       35,815
TECHNOLOGY FUND ADVISOR CLASS
  MARCH 31, 2006                       (.03)        1.88        11.94     19.02%      1.84%      (1.32)%        666%       12,737
  March 31, 2005                         --        (1.07)       10.06     (9.61)%     1.83%       0.21%       1,304%       10,693
  March 31, 2004                         --         4.16        11.13     59.68%      1.86%      (1.58)%      1,853%       17,972
  March 31, 2003                         --        (3.80)        6.97    (35.28)%     1.88%      (1.62)%      1,938%       16,717
  March 31, 2002                         --        (1.72)       10.77    (13.77)%     1.93%      (1.69)%      1,017%       25,769
TECHNOLOGY FUND A-CLASS
  MARCH 31, 2006                       (.03)        1.88        11.95     19.00%      1.63%      (1.15)%        666%          633
  March 31, 2005*                        --          .75        10.07      8.05%      1.54%**     0.00%**     1,304%            6

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 9, 2001--RETAILING FUND C-CLASS; FEBRUARY 20, 2004--REAL ESTATE FUND H-CLASS; SEPTEMBER 1, 2004--RETAILING FUND A-CLASS AND TECHNOLOGY FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 79

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET      FROM NET        FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING   INVESTMENT       REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS     INCOME       CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
  MARCH 31, 2006                       $ 10.01      $ (.21)      $ 2.04          $ 1.83             $ (.03)         $   --
  March 31, 2005                         11.10          --        (1.09)          (1.09)                --              --
  March 31, 2004                          7.00        (.21)        4.31            4.10                 --              --
  March 31, 2003                         10.90        (.18)       (3.72)          (3.90)                --              --
  March 31, 2002*                        14.82        (.25)       (3.67)          (3.92)                --              --
TELECOMMUNICATIONS FUND INVESTOR CLASS
  MARCH 31, 2006                         14.33         .21         3.60            3.81               (.40)             --
  March 31, 2005                         15.48         .09        (1.24)          (1.15)                --              --
  March 31, 2004                         10.05          --         5.48            5.48               (.05)             --
  March 31, 2003++                       15.12         .06        (5.13)          (5.07)                --              --
  March 31, 2002++                       24.03        (.12)       (8.70)          (8.82)                --            (.09)
TELECOMMUNICATIONS FUND ADVISOR CLASS
  MARCH 31, 2006                         13.88         .12         3.50            3.62               (.40)             --
  March 31, 2005                         15.07         .03        (1.22)          (1.19)                --              --
  March 31, 2004                          9.81        (.08)        5.39            5.31               (.05)             --
  March 31, 2003++                       14.76        (.09)       (4.86)          (4.95)                --              --
  March 31, 2002++                       23.58        (.06)       (8.67)          (8.73)                --            (.09)
TELECOMMUNICATIONS FUND A-CLASS
  MARCH 31, 2006                         13.90        (.03)        3.68            3.65               (.40)             --
  March 31, 2005*                        13.55         .11          .24             .35                 --              --
TELECOMMUNICATIONS FUND C-CLASS
  MARCH 31, 2006                         13.81         .01         3.48            3.49               (.40)             --
  March 31, 2005                         15.06        (.07)       (1.18)          (1.25)                --              --
  March 31, 2004                          9.84        (.15)        5.42            5.27               (.05)             --
  March 31, 2003++                       14.97        (.09)       (5.04)          (5.13)                --              --
  March 31, 2002*++                      26.91        (.24)      (11.61)         (11.85)                --            (.09)
TRANSPORTATION FUND INVESTOR CLASS
  MARCH 31, 2006                         22.42        (.09)        5.97            5.88                 --              --
  March 31, 2005                         18.84        (.11)        3.69            3.58                 --              --
  March 31, 2004                         15.03        (.06)        3.87            3.81                 --              --
  March 31, 2003++                       20.85        (.12)       (5.70)          (5.82)                --              --
  March 31, 2002++                       19.26        (.09)        1.68            1.59                 --              --
TRANSPORTATION FUND ADVISOR CLASS
  MARCH 31, 2006                         21.31        (.19)        5.63            5.44                 --              --
  March 31, 2005                         18.02        (.21)        3.50            3.29                 --              --
  March 31, 2004                         14.40        (.12)        3.74            3.62                 --              --
  March 31, 2003++                       19.98        (.15)       (5.43)          (5.58)                --              --
  March 31, 2002++                       18.57        (.21)        1.62            1.41                 --              --

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                NET INCREASE  NET ASSET                             NET                 NET ASSETS,
                                                 (DECREASE)    VALUE,      TOTAL                INVESTMENT   PORTFOLIO    END OF
                                     TOTAL         IN NET      END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                                 DISTRIBUTIONS  ASSET VALUE    PERIOD     RETURN    EXPENSES      (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
  MARCH 31, 2006                    $ (.03)       $   1.80    $ 11.81     18.31%      2.35%      (1.88)%        666%     $  2,800
  March 31, 2005                        --           (1.09)     10.01     (9.82)%     2.32%       0.00%       1,304%        1,284
  March 31, 2004                        --            4.10      11.10     58.57%      2.36%      (2.13)%      1,853%        1,101
  March 31, 2003                        --           (3.90)      7.00    (35.78)%     2.37%      (2.07)%      1,938%          434
  March 31, 2002*                       --           (3.92)     10.90    (26.45)%     2.43%**    (2.22)%**    1,017%          424
TELECOMMUNICATIONS FUND INVESTOR CLASS
  MARCH 31, 2006                      (.40)           3.41      17.74     26.96%      1.38%       1.30%         820%       56,695
  March 31, 2005                        --           (1.15)     14.33     (7.43)%     1.35%       0.60%       1,142%        6,003
  March 31, 2004                      (.05)           5.43      15.48     54.59%      1.37%       0.01%       1,506%       14,406
  March 31, 2003++                      --           (5.07)     10.05    (33.53)%     1.38%       0.46%       2,431%        9,152
  March 31, 2002++                    (.09)          (8.91)     15.12    (36.84)%     1.51%      (0.60)%      1,192%        4,530
TELECOMMUNICATIONS FUND ADVISOR CLASS
  MARCH 31, 2006                      (.40)           3.22      17.10     26.46%      1.82%       0.81%         820%        8,487
  March 31, 2005                        --           (1.19)     13.88     (7.90)%     1.86%       0.19%       1,142%        1,922
  March 31, 2004                      (.05)           5.26      15.07     54.20%      1.87%      (0.58)%      1,506%        7,376
  March 31, 2003++                      --           (4.95)      9.81    (33.54)%     1.86%      (0.68)%      2,431%          898
  March 31, 2002++                    (.09)          (8.82)     14.76    (37.16)%     1.87%      (0.29)%      1,192%          931
TELECOMMUNICATIONS FUND A-CLASS
  MARCH 31, 2006                      (.40)           3.25      17.15     26.64%      1.88%      (0.18)%        820%        4,193
  March 31, 2005*                       --             .35      13.90      2.58%      1.54%**     1.25%**     1,142%            3
TELECOMMUNICATIONS FUND C-CLASS
  MARCH 31, 2006                      (.40)           3.09      16.90     25.65%      2.31%       0.09%         820%        2,827
  March 31, 2005                        --           (1.25)     13.81     (8.30)%     2.38%      (0.51)%      1,142%        1,784
  March 31, 2004                      (.05)           5.22      15.06     53.62%      2.37%      (1.09)%      1,506%        3,635
  March 31, 2003++                      --           (5.13)      9.84    (34.27)%     2.41%      (0.71)%      2,431%          774
  March 31, 2002*++                   (.09)         (11.94)     14.97    (44.16)%     2.43%**    (1.25)%**    1,192%           19
TRANSPORTATION FUND INVESTOR CLASS
  MARCH 31, 2006                        --            5.88      28.30     26.23%      1.37%      (0.36)%        669%       48,580
  March 31, 2005                        --            3.58      22.42     19.00%      1.32%      (0.51)%        929%        7,890
  March 31, 2004                        --            3.81      18.84     25.35%      1.36%      (0.34)%      1,624%        3,792
  March 31, 2003++                      --           (5.82)     15.03    (27.91)%     1.40%      (0.70)%      2,786%          960
  March 31, 2002++                      --            1.59      20.85      8.26%      1.56%      (0.51)%      1,704%       18,215
TRANSPORTATION FUND ADVISOR CLASS
  MARCH 31, 2006                        --            5.44      26.75     25.53%      1.86%      (0.81)%        669%        8,478
  March 31, 2005                        --            3.29      21.31     18.26%      1.82%      (1.05)%        929%        5,748
  March 31, 2004                        --            3.62      18.02     25.14%      1.83%      (0.73)%      1,624%        4,284
  March 31, 2003++                      --           (5.58)     14.40    (27.93)%     1.92%      (0.94)%      2,786%        3,561
  March 31, 2002++                      --            1.41      19.98      7.59%      2.23%      (1.16)%      1,704%       23,807

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001--TECHNOLOGY FUND C-CLASS AND TELECOMMUNICATIONS FUND C-CLASS; SEPTEMBER 1,
      2004--TELECOMMUNICATIONS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


80 | THE RYDEX SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET      FROM NET        FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING   INVESTMENT       REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS     INCOME       CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND A-CLASS
  MARCH 31, 2006                       $ 21.34      $ (.17)      $  5.70         $   5.53           $    --         $  --
  March 31, 2005*                        18.73        (.09)         2.70             2.61                --            --
TRANSPORTATION FUND C-CLASS
  MARCH 31, 2006                         21.71        (.35)         5.78             5.43                --            --
  March 31, 2005                         18.43        (.32)         3.60             3.28                --            --
  March 31, 2004                         14.85        (.25)         3.83             3.58                --            --
  March 31, 2003++                       20.73        (.27)        (5.61)           (5.88)               --            --
  March 31, 2002*++                      20.04        (.24)          .93              .69                --            --
UTILITIES FUND INVESTOR CLASS
  MARCH 31, 2006                         23.62         .51          1.21             1.72              (.44)           --
  March 31, 2005                         20.57         .53          2.82             3.35              (.30)           --
  March 31, 2004                         16.38         .45          4.71             5.16              (.97)           --
  March 31, 2003++                       25.44         .60         (9.12)           (8.52)             (.54)           --
  March 31, 2002++                       35.52         .60         (9.12)           (8.52)            (1.56)           --
UTILITIES FUND ADVISOR CLASS
  MARCH 31, 2006                         22.96         .36          1.20             1.56              (.44)           --
  March 31, 2005                         20.10         .42          2.74             3.16              (.30)           --
  March 31, 2004                         16.11         .30          4.66             4.96              (.97)           --
  March 31, 2003++                       25.23         .33         (8.91)           (8.58)             (.54)           --
  March 31, 2002++                       35.43         .36         (9.00)           (8.64)            (1.56)           --
UTILITIES FUND A-CLASS
  MARCH 31, 2006                         23.00         .44          1.18             1.62              (.44)           --
  March 31, 2005*                        20.66         .40          2.24             2.64              (.30)           --
UTILITES FUND C-CLASS
  MARCH 31, 2006                         22.47         .24          1.15             1.39              (.44)           --
  March 31, 2005                         19.77         .29          2.71             3.00              (.30)           --
  March 31, 2004                         15.93         .22          4.59             4.81              (.97)           --
  March 31, 2003++                       25.08         .30         (8.91)           (8.61)             (.54)           --
  March 31, 2002*++                      37.98        (.12)       (11.22)          (11.34)            (1.56)           --

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                NET INCREASE  NET ASSET                             NET                 NET ASSETS,
                                                 (DECREASE)    VALUE,      TOTAL                INVESTMENT   PORTFOLIO    END OF
                                     TOTAL         IN NET      END OF   INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                                 DISTRIBUTIONS  ASSET VALUE    PERIOD     RETURN    EXPENSES      (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION FUND A-CLASS
  MARCH 31, 2006                    $     --      $   5.53    $ 26.87     25.91%      1.66%      (0.71)%        669%     $  3,044
  March 31, 2005*                         --          2.61      21.34     13.93%      1.54%**    (0.71)%**      929%           22
TRANSPORTATION FUND C-CLASS
  MARCH 31, 2006                          --          5.43      27.14     25.01%      2.38%      (1.43)%        669%        5,385
  March 31, 2005                          --          3.28      21.71     17.80%      2.32%      (1.51)%        929%        1,807
  March 31, 2004                          --          3.58      18.43     24.11%      2.36%      (1.53)%      1,624%          656
  March 31, 2003++                        --         (5.88)     14.85    (28.36)%     2.36%      (1.51)%      2,786%          514
  March 31, 2002*++                       --           .69      20.73      3.44%      2.59%**    (1.35)%**    1,704%          654
UTILITIES FUND INVESTOR CLASS
  MARCH 31, 2006                        (.44)         1.28      24.90      7.25%      1.33%       1.99%         728%       11,717
  March 31, 2005                        (.30)         3.05      23.62     16.35%      1.33%       2.46%       1,124%       17,861
  March 31, 2004                        (.97)         4.19      20.57     32.11%      1.35%       2.50%       1,609%       19,170
  March 31, 2003++                      (.54)        (9.06)     16.38    (33.55)%     1.39%       3.24%       3,158%        9,978
  March 31, 2002++                     (1.56)       (10.08)     25.44    (24.07)%     1.54%       2.00%       2,418%       26,539
UTILITIES FUND ADVISOR CLASS
  MARCH 31, 2006                        (.44)         1.12      24.08      6.76%      1.83%       1.46%         728%        1,427
  March 31, 2005                        (.30)         2.86      22.96     15.78%      1.83%       1.95%       1,124%        8,045
  March 31, 2004                        (.97)         3.99      20.10     31.39%      1.84%       1.91%       1,609%        1,072
  March 31, 2003++                      (.54)        (9.12)     16.11    (34.07)%     1.89%       1.74%       3,158%        2,239
  March 31, 2002++                     (1.56)       (10.20)     25.23    (24.47)%     1.85%       1.15%       2,418%        6,053
UTILITIES FUND A-CLASS
  MARCH 31, 2006                        (.44)         1.18      24.18      7.01%      1.60%       1.75%         728%          626
  March 31, 2005*                       (.30)         2.34      23.00     12.84%      1.54%**     2.98%**     1,124%          128
UTILITES FUND C-CLASS
  MARCH 31, 2006                        (.44)          .95      23.42      6.15%      2.34%       1.00%         728%        5,346
  March 31, 2005                        (.30)         2.70      22.47     15.23%      2.32%       1.39%       1,124%        4,807
  March 31, 2004                        (.97)         3.84      19.77     30.80%      2.36%       1.19%       1,609%        3,948
  March 31, 2003++                      (.54)        (9.15)     15.93    (34.40)%     2.42%       1.56%       3,158%          939
  March 31, 2002*++                    (1.56)       (12.90)     25.08    (29.95)%     2.76%**    (0.48)%**    2,418%          192

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001--UTILITIES FUND C-CLASS; MAY 14, 2001--TRANSPORTATION FUND C-CLASS; SEPTEMBER 1, 2004--TRANSPORTATION FUND A-CLASS AND UTILITIES FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 81

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                            SALES CHARGE       SALES CHARGE
                                              AS % OF           AS % OF NET
AMOUNT OF INVESTMENT                       OFFERING PRICE     AMOUNT INVESTED
-----------------------------------------------------------------------------
Less than $100,000                             4.75%               4.99%
$100,000 but less than
  $250,000                                     3.75%               3.90%
$250,000 but less than
  $500,000                                     2.75%               2.83%
$500,000 but less than
  $1,000,000                                   1.60%               1.63%
$1,000,000 or greater                          0.00%               0.00%

At March 31, 2006, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the nineteen Sector Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds, the Strategic Funds, the Absolute Return Strategies Fund and the Hedged Equity Fund are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and currency index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Global Advisors (the "Advisor"), an affiliated entity, under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market;


82 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector, with the exception of the Commodities Fund, which invests primarily in "commodity related" derivative instruments.

E. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

G. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

H. The Funds may leave cash overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and commodity index swap agreements.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

J. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 83

--------------------------------------------------------------------------------

is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each of the Funds.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include (i) adverse changes in the value of such instruments; (ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; (iii) the possible absence of a liquid secondary market for any particular instrument at any time; and (iv) the potential of counterparty default.

In addition to the inherent risks of derivative instruments discussed above, the Internal Revenue Service (the "IRS") issued a Revenue Ruling pertaining to commodity-linked swap agreements on December 16, 2005. The Revenue Ruling may cause certain income derived from commodity linked swap agreements to not be considered qualifying income after June 30, 2006, and would therefore limit the extent to which the Commodities Fund may invest in such instruments to a maximum of 10 percent of its gross income. See Footnote 9 for additional information concerning this revenue ruling.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Commodities Fund and the Precious Metals Fund, which is 0.75% of the average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor. Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.


84 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan and Share-holder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the share-holder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations. Energy Fund and Financial Services Fund incurred corporate, state, and/or excise taxes, including interest and penalties thereon, arising from revised calculations of their distributions of net investment income to shareholders. This amount, which is shown as tax expense on the Statement of Operations, was reimbursed by the Advisor.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, reclasses of swap related income and gains, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ending March 31, 2006, the following Funds offset net realized gains with capital losses from previous years:

FUND                                                                     AMOUNT
--------------------------------------------------------------------------------
Biotechnology Fund                                                   $  860,553
Energy Fund                                                           2,460,452
Energy Services Fund                                                  7,822,373
Financial Services Fund                                                 777,878
Health Care Fund                                                      4,140,350
Precious Metals Fund                                                  3,015,938
Retailing Fund                                                          559,893
Telecommunications Fund                                                  26,352
Transportation Fund                                                     696,336
Utilities Fund                                                        2,077,037


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 85

--------------------------------------------------------------------------------

The tax character of distributions paid during April 1, 2005 - March 31, 2006, was as follows:

                                        ORDINARY       LONG-TERM           TOTAL
FUND                                      INCOME    CAPITAL GAIN   DISTRIBUTIONS
--------------------------------------------------------------------------------
Banking Fund                          $  278,421      $       --      $  278,421
Basic Materials Fund                     239,598              --         239,598
Biotechnology Fund                            --              --              --
Commodities Fund                              --              --              --
Consumer Products Fund                   210,136              --         210,136
Electronics Fund                              --              --              --
Energy Fund                            1,439,109       2,832,820       4,271,929
Energy Services Fund                          --              --              --
Financial Services Fund                  468,189              --         468,189
Health Care Fund                              --              --              --
Internet Fund                                 --              --              --
Leisure Fund                                  --              --              --
Precious Metals Fund                          --              --              --
Real Estate Fund                              --         103,404         103,404
Retailing Fund                                --              --              --
Technology Fund                          132,662              --         132,662
Telecommunications Fund                  278,264              --         278,264
Transportation Fund                           --              --              --
Utilities Fund                           895,084              --         895,084

The tax character of distributions paid from April 1, 2004 - March 31, 2005, was as follows:

                                        ORDINARY       LONG-TERM           TOTAL
FUND                                      INCOME    CAPITAL GAIN   DISTRIBUTIONS
--------------------------------------------------------------------------------
Banking Fund                            $294,466          $   --        $294,466
Basic Materials Fund                          --              --              --
Biotechnology Fund                            --              --              --
Consumer Products Fund                    13,317              --          13,317
Electronics Fund                              --              --              --
Energy Fund                               46,504              --          46,504
Energy Services Fund                          --              --              --
Financial Services Fund                  267,235              --         267,235
Health Care Fund                              --              --              --
Internet Fund                                 --              --              --
Leisure Fund                                  --              --              --
Precious Metals Fund                          --              --              --
Real Estate Fund                         192,807          36,608         229,415
Retailing Fund                                --              --              --
Technology Fund                               --              --              --
Telecommunications Fund                       --              --              --
Transportation Fund                           --              --              --
Utilities Fund                           550,003              --         550,003


86 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at March 31, 2006, was as follows:

                         UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                              ORDINARY       LONG-TERM    APPRECIATION/    CAPITAL LOSS
FUND                            INCOME    CAPITAL GAIN   (DEPRECIATION)    CARRYFORWARD
-----------------------------------------------------------------------------------------
Banking Fund              $     30,306    $         --     $(12,747,010)   $ 30,510,572 1
Basic Materials Fund           176,699              --           75,476      14,612,230 1
Biotechnology Fund                  --              --       22,356,179     160,588,537 1
Commodities Fund                    --              --               --              --
Consumer Products Fund          69,790                       (3,086,117)     11,184,122 1
Electronics Fund                    --              --      (15,866,775)    133,224,410 1
Energy Fund                         --       2,488,118       34,589,360              --
Energy Services Fund                --              --       31,502,800      38,632,103 1
Financial Services Fund        106,311              --      (18,268,951)     23,159,510 1
Health Care Fund                    --              --      (10,765,483)     10,915,833 1
Internet Fund                       --              --          227,027      35,102,545 1
Leisure Fund                        --              --       (2,013,660)     15,406,730 1
Precious Metals Fund                --              --       80,576,743      47,130,857 1
Real Estate Fund                    --         267,037        2,361,000              --
Retailing Fund                      --              --      (15,043,018)     18,045,372 1
Technology Fund                     --              --      (30,623,035)     43,358,767 1
Telecommunications Fund             --              --       (6,715,648)     28,744,571 1
Transportation Fund                 --              --        5,458,763      14,464,972 1
Utilities Fund                 262,212              --        1,695,721       7,300,810 1

ALL AMOUNTS EXPIRE ON MARCH 31ST OF THE YEAR INDICATED.

1     BANKING FUND: $20,272,124 EXPIRES IN 2009, $7,330,166 EXPIRES IN 2010,
      $2,693,804 EXPIRES IN 2011, AND $214,478 EXPIRES IN 2014 -BASIC MATERIALS
      FUND: $3,102,537 EXPIRES IN 2009, $1,922,768 EXPIRES IN 2010, $6,874,246
      EXPIRES IN 2011, $2,261,623 EXPIRES IN 2013, AND $451,056 EXPIRES IN 2014

      BIOTECHNOLOGY FUND: $65,409,730 EXPIRES IN 2010, $41,827,211 EXPIRES IN 2011, AND $53,351,596 EXPIRES IN 2013

      CONSUMER PRODUCTS FUND: $1,302,429 EXPIRES IN 2008, $6,932,751 EXPIRES IN 2009, $1,405,711 EXPIRES IN 2011, $290,898 EXPIRES IN 2013, AND $1,252,333
      EXPIRES IN 2014

      ELECTRONICS FUND: $26,624,901 EXPIRES IN 2009, $71,114,792 EXPIRES IN 2010, $4,632,927 EXPIRES IN 2011, $21,975,263 EXPIRES IN 2012, $6,480,667
      EXPIRES IN 2013, AND $2,395,860 EXPIRES IN 2014

      ENERGY SERVICES FUND: $17,750,388 EXPIRES IN 2009, $8,605,776 EXPIRES IN 2010, $1,565,855 EXPIRES IN 2011, AND $10,710,084 EXPIRES IN 2012

      FINANCIAL SERVICES FUND: $6,362,315 EXPIRES IN 2009 AND $16,797,195 EXPIRES IN 2010

      HEALTH CARE FUND: $4,511,599 EXPIRES IN 2010, $4,204,016 EXPIRES IN 2011, AND $2,200,218 EXPIRES IN 2013

      INTERNET FUND: $9,065,533 EXPIRES IN 2009, $20,245,609 EXPIRES IN 2010,
      $3,187,374 EXPIRES IN 2011, $201,036 EXPIRES IN 2012, $775,742 EXPIRES IN
      2013, AND $1,627,251 EXPIRES IN 2014

      LEISURE FUND: $189,716 EXPIRES IN 2008, $6,347,300 EXPIRES IN 2009, $5,084,685 EXPIRES IN 2010, $1,440,998 EXPIRES IN 2011, $76,092 EXPIRES IN
      2012, $353,498 EXPIRES IN 2013, AND $1,914,441 EXPIRES IN 2014

      PRECIOUS METALS FUND: $1,429,019 EXPIRES IN 2008, $17,957,165 EXPIRES IN 2009, $8,817,763 EXPIRES IN 2010, $6,125,781 EXPIRES IN 2011, AND
      $12,801,129 EXPIRES IN 2013

      RETAILING FUND: $7,090,795 EXPIRES IN 2009, $8,401,610 EXPIRES IN 2010, $1,550,748 EXPIRES IN 2011, AND $1,002,219 EXPIRES IN 2013

      TECHNOLOGY FUND: $1,134,585 EXPIRES IN 2009, $8,747,935 EXPIRES IN 2010, $24,431,379 EXPIRES IN 2011, $5,462,751 EXPIRES IN 2013, AND $3,582,117
      EXPIRES IN 2014

      TELECOMMUNICATIONS FUND: $21,497,345 EXPIRES IN 2010, $6,628,688 EXPIRES IN 2011, AND $618,538 EXPIRES IN 2013

      TRANSPORTATION FUND: $799,938 EXPIRES IN 2008, $7,534,993 EXPIRES IN 2009, $1,468,132 EXPIRES IN 2010, $2,503,694 EXPIRES IN 2011, $1,263,341 EXPIRES
      IN 2012, AND $894,874 EXPIRES IN 2013

      UTILITIES FUND: $4,473,491 EXPIRES IN 2011 AND $2,827,319 EXPIRES IN 2012


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 87

--------------------------------------------------------------------------------

At March 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                   TAX              TAX             NET
                                   TAX      UNREALIZED       UNREALIZED      UNREALIZED
FUND                              COST            GAIN             LOSS     GAIN (LOSS)
---------------------------------------------------------------------------------------
Banking Fund              $ 24,605,950      $       --     $(12,747,010)   $(12,747,010)
Basic Materials Fund        42,740,051         136,950          (61,474)         75,476
Biotechnology Fund         157,359,071      24,041,255       (1,685,076)     22,356,179
Commodities Fund            43,057,778              --               --              --
Consumer Products Fund      27,037,699              --       (3,086,117)     (3,086,117)
Electronics Fund            83,700,487              --      (15,866,775)    (15,866,775)
Energy Fund                137,558,884      34,740,411         (151,051)     34,589,360
Energy Services Fund       250,542,242      31,577,082          (74,282)     31,502,800
Financial Services Fund     46,661,397              --      (18,268,951)    (18,268,951)
Health Care Fund            92,843,476              --      (10,765,483)    (10,765,483)
Internet Fund               25,090,337         227,027               --         227,027
Leisure Fund                27,695,246              --       (2,013,660)     (2,013,660)
Precious Metals Fund       247,040,993      81,860,794       (1,284,051)     80,576,743
Real Estate Fund            59,180,154       2,493,562         (132,562)      2,361,000
Retailing Fund              31,399,007              --      (15,043,018)    (15,043,018)
Technology Fund             74,045,975              --      (30,623,035)    (30,623,035)
Telecommunications Fund     95,453,479              --       (6,715,648)     (6,715,648)
Transportation Fund         76,033,025       5,707,460         (248,697)      5,458,763
Utilities Fund              21,146,906       1,704,012           (8,291)      1,695,721

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2006, $60,550, $1,278,372, $404,482,
$1,422,313, $57,448, $6,665, $35,274, $57,540, and $214,970 of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until 2007 for Banking Fund, Biotechnology Fund, Commodities Fund, Electronics Fund, Internet Fund, Leisure Fund, Retailing Fund, Technology Fund, and Telecommunications Fund, respectively.

5. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, the Absolute Return Strategies Fund, and the Hedged Equity Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of March 31, 2006, were as follows:

COUNTERPARTY                 TERMS OF AGREEMENT     FACE VALUE   MARKET VALUE   MATURITY VALUE
----------------------------------------------------------------------------------------------
Credit Suisse First Boston   4.50% due 04/03/06   $ 69,662,979   $ 69,662,979     $ 69,689,103
Lehman Brothers, Inc.        4.40% due 04/03/06    106,962,500    106,962,500      107,001,720
----------------------------------------------------------------------------------------------
                                                                 $176,625,479     $176,690,823
----------------------------------------------------------------------------------------------

As of March 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:


88 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

SECURITY TYPE                RANGE OF RATES          PAR VALUE      MARKET VALUE
--------------------------------------------------------------------------------
U. S. Treasury Bonds        3.375% - 12.000%      $ 22,075,000      $ 30,541,256
U. S. Treasury Notes         1.875% - 6.125%       153,470,000       149,610,699
--------------------------------------------------------------------------------
                                                                    $180,151,955
--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended March 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                    BASIC       BIOTECH-                     CONSUMER                                       ENERGY
                   BANKING      MATERIALS         NOLOGY   COMMODITIES       PRODUCTS    ELECTRONICS         ENERGY       SERVICES
                      FUND           FUND           FUND          FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases     $202,861,933   $311,906,085   $492,897,861    $       --   $244,910,256   $446,592,079   $666,003,902   $574,869,637
Sales         $201,189,019   $330,398,555   $475,135,225    $       --   $274,265,875   $442,055,530   $717,702,478   $534,643,706

                 FINANCIAL         HEALTH                                    PRECIOUS           REAL
                  SERVICES           CARE       INTERNET       LEISURE         METALS         ESTATE      RETAILING     TECHNOLOGY
                      FUND           FUND           FUND          FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases     $282,132,239   $488,638,812   $242,424,882  $165,445,001   $574,214,825   $460,869,503   $233,200,239   $272,601,573
Sales         $298,171,538   $483,274,884   $229,507,776  $187,162,576   $566,811,047   $422,231,105   $237,426,651   $266,118,645

                TELECOMMU-      TRANSPOR-
                 NICATIONS         TATION      UTILITIES
                      FUND           FUND           FUND
--------------------------------------------------------
Purchases     $221,120,160   $296,555,371   $398,240,181
Sales         $163,492,026   $255,665,329   $412,155,977


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 89

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                             SHARES PURCHASED         PURCHASED THROUGH DIVIDEND REINVESTMENT         SHARES REDEEMED
----------------------------------------------------------------------------------------------------------------------------
                        PERIOD ENDED  PERIOD ENDED          PERIOD ENDED  PERIOD ENDED          PERIOD ENDED  PERIOD ENDED
                           MARCH 31,     MARCH 31,             MARCH 31,     MARCH 31,            MARCH 31,      MARCH 31,
                                2006          2005                  2006          2005                 2006           2005
----------------------------------------------------------------------------------------------------------------------------
BANKING FUND
     Investor Class       19,431,785    23,295,878                19,824        13,430          (19,131,035)   (24,047,095)
     Advisor Class         3,931,501     7,579,880                 3,332        11,287           (4,089,712)    (7,664,012)
     A-Class                  13,249         3,495*                   51            74*              (5,479)        (2,006)*
     C-Class               1,371,582     2,096,355                   829         1,958           (1,396,202)    (2,193,967)

BASIC MATERIALS FUND
     Investor Class        9,123,721    14,930,185                 4,850            --           (9,567,902)   (14,988,451)
     Advisor Class         2,567,153     3,451,617                 1,153            --           (2,780,462)    (3,558,087)
     A-Class                  20,008        21,600*                   80            --               (7,851)       (14,561)*
     C-Class               1,638,567     1,628,841                   921            --           (1,711,115)    (1,591,918)

BIOTECHNOLOGY FUND
     Investor Class       26,699,177    48,992,037                    --            --          (26,516,133)   (51,331,712)
     Advisor Class         6,328,000     2,977,372                    --            --           (5,763,395)    (3,012,236)
     A-Class                 294,689         5,666*                   --            --              (73,060)        (1,267)*
     C-Class               1,319,832     1,611,589                    --            --           (1,125,877)    (1,635,072)

COMMODITIES FUND**
     A-Class                 380,638            --                    --            --              (59,996)            --
     C-Class                 387,087            --                    --            --             (234,798)            --
     H-Class               5,477,788            --                    --            --           (4,413,953)            --

CONSUMER PRODUCTS FUND
     Investor Class        4,578,991    11,770,064                 3,050           128           (4,708,564)   (12,084,424)
     Advisor Class         1,436,673     4,310,299                 1,938           225           (2,127,405)    (3,882,393)
     A-Class                  50,888        16,232*                  566            --              (18,005)          (632)*
     C-Class               2,674,258     2,021,995                   690            75           (2,902,147)    (1,902,074)

ELECTRONICS FUND
     Investor Class       52,323,752    71,617,772                    --            --          (52,427,967)   (72,425,283)
     Advisor Class         8,421,283     5,499,673                    --            --           (8,602,919)    (4,488,866)
     A-Class                 157,542           271*                   --            --              (61,488)          (163)*
     C-Class               1,114,986     1,771,576                    --            --             (939,019)    (1,642,995)

ENERGY FUND
     Investor Class       43,314,450    60,798,285               145,031         2,191          (45,820,840)   (59,447,765)
     Advisor Class         4,842,701     8,630,164                21,210           487           (5,498,339)    (7,548,827)
     A-Class               1,018,596        78,501*                6,392             2*            (916,995)       (33,921)*
     C-Class               4,544,320     5,409,462                28,450           254           (4,514,179)    (4,883,626)

                      NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------
                        PERIOD ENDED  PERIOD ENDED
                           MARCH 31,     MARCH 31,
                                2006          2005
-----------------------------------------------------
BANKING FUND
     Investor Class          320,574      (737,787)
     Advisor Class          (154,879)      (72,845)
     A-Class                   7,821         1,563*
     C-Class                 (23,791)      (95,654)

BASIC MATERIALS FUND
     Investor Class         (439,331)      (58,266)
     Advisor Class          (212,156)     (106,470)
     A-Class                  12,237         7,039*
     C-Class                 (71,627)       36,923

BIOTECHNOLOGY FUND
     Investor Class          183,044    (2,339,675)
     Advisor Class           564,605       (34,864)
     A-Class                 221,629         4,399*
     C-Class                 193,955       (23,483)

COMMODITIES FUND**
     A-Class                 320,642            --
     C-Class                 152,289            --
     H-Class               1,063,835            --

CONSUMER PRODUCTS FUND
     Investor Class         (126,523)     (314,232)
     Advisor Class          (688,794)      428,131
     A-Class                  33,449        15,600*
     C-Class                (227,199)      119,996

ELECTRONICS FUND
     Investor Class         (104,215)     (807,511)
     Advisor Class          (181,636)    1,010,807
     A-Class                  96,054           108*
     C-Class                 175,967       128,581

ENERGY FUND
     Investor Class       (2,361,359)    1,352,711
     Advisor Class          (634,428)    1,081,824
     A-Class                 107,993        44,582*
     C-Class                  58,591       526,090

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


90 | THE RYDEX SERIES FUNDS ANNUAL REORT

--------------------------------------------------------------------------------

                              SHARES PURCHASED        PURCHASED THROUGH DIVIDEND REINVESTMENT       SHARES REDEEMED
----------------------------------------------------------------------------------------------------------------------------
                          YEAR ENDED  PERIOD ENDED            YEAR ENDED  PERIOD ENDED          YEAR ENDED   PERIOD ENDED
                           MARCH 31,     MARCH 31,             MARCH 31,     MARCH 31,           MARCH 31,      MARCH 31,
                                2006          2005                  2006          2005                2006           2005
----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
     Investor Class        19,648,682   19,417,507                    --            --          (19,682,786)   (18,288,460)
     Advisor Class          3,980,155    4,751,943                    --            --           (3,810,903)    (5,102,424)
     A-Class                  400,630       28,997*                   --            --             (260,922)       (18,293)*
     C-Class                1,348,672    2,047,670                    --            --           (1,104,795)    (1,784,007)

FINANCIAL SERVICES FUND
     Investor Class       16,999,280    22,725,546                17,330         4,601          (16,774,042)   (25,154,000)
     Advisor Class         6,288,138     7,542,996                13,951        16,538           (8,217,061)    (8,871,317)
     A-Class                 355,869         3,231*                  524            13*             (24,086)        (2,774)*
     C-Class               1,901,071     2,791,751                 2,593         1,105           (1,892,843)    (2,846,263)

HEALTH CARE FUND
     Investor Class       35,375,281    31,471,311                    --            --          (34,974,857)   (30,262,009)
     Advisor Class         6,941,714     6,443,013                    --            --           (7,244,262)    (7,332,507)
     A-Class                 214,718         2,372*                   --            --              (54,676)        (2,286)*
     C-Class               2,565,687     2,192,906                    --            --           (2,379,566)    (2,099,736)

INTERNET FUND
     Investor Class        7,213,052    14,172,147                    --            --           (6,969,421)   (14,439,631)
     Advisor Class         1,707,673     1,204,965                    --            --           (1,639,167)    (1,525,482)
     A-Class                  20,017        23,750*                   --            --               (8,110)       (23,625)*
     C-Class                 258,023       478,480                    --            --             (250,044)      (472,026)

LEISURE FUND
     Investor Class        4,268,066    11,597,001                    --            --           (4,258,235)   (12,007,565)
     Advisor Class         1,514,408     4,833,064                    --            --           (2,287,763)    (5,375,390)
     A-Class                   2,800        14,935*                   --            --               (1,039)       (14,518)*
     C-Class                 609,829     1,743,918                    --            --             (662,871)    (1,739,165)

PRECIOUS METALS FUND
     Investor Class       32,009,774    37,551,246                    --            --          (31,768,397)   (39,230,930)
     Advisor Class         1,507,393     2,981,129                    --            --           (1,488,721)    (2,785,939)
     A-Class                 182,647         9,905*                   --            --              (83,266)        (3,770)*
     C-Class               1,029,486     1,919,001                    --            --           (1,157,357)    (1,741,709)

                      NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------
                          YEAR ENDED  PERIOD ENDED
                           MARCH 31,     MARCH 31,
                                2006          2005
-----------------------------------------------------
ENERGY SERVICES FUND
     Investor Class          (34,104)    1,129,047
     Advisor Class           169,252      (350,481)
     A-Class                 139,708        10,704*
     C-Class                 243,877       263,663

FINANCIAL SERVICES FUND
     Investor Class          242,568    (2,423,853)
     Advisor Class        (1,914,972)   (1,311,783)
     A-Class                 332,307           470*
     C-Class                  10,821       (53,407)

HEALTH CARE FUND
     Investor Class          400,424     1,209,302
     Advisor Class          (302,548)     (889,494)
     A-Class                 160,042            86*
     C-Class                 186,121        93,170

INTERNET FUND
     Investor Class          243,631      (267,484)
     Advisor Class            68,506      (320,517)
     A-Class                  11,907           125*
     C-Class                   7,979         6,454

LEISURE FUND
     Investor Class            9,831      (410,564)
     Advisor Class          (773,355)     (542,326)
     A-Class                   1,761           417*
     C-Class                 (53,042)        4,753

PRECIOUS METALS FUND
     Investor Class          241,377    (1,679,684)
     Advisor Class            18,672       195,190
     A-Class                  99,381         6,135*
     C-Class                (127,871)      177,292

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 91

--------------------------------------------------------------------------------

                              SHARES PURCHASED        PURCHASED THROUGH DIVIDEND REINVESTMENT         SHARES REDEEMED
----------------------------------------------------------------------------------------------------------------------------
                          YEAR ENDED  PERIOD ENDED            YEAR ENDED  PERIOD ENDED           YEAR ENDED   PERIOD ENDED
                           MARCH 31,     MARCH 31,             MARCH 31,     MARCH 31,            MARCH 31,      MARCH 31,
                                2006          2005                  2006          2005                 2006           2005
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND
     A-Class                  47,503        18,469*                   19             2*             (39,791)       (15,922)*
     C-Class                 665,531     1,813,344                   355           376             (613,928)    (2,050,876)
     H-Class              20,581,009    37,395,591                 2,795         6,652          (19,517,895)   (39,956,598)

RETAILING FUND
     Investor Class       19,589,679    24,112,068                    --            --          (19,637,584)   (24,499,236)
     Advisor Class         3,652,665     4,981,461                    --            --           (3,930,966)    (5,825,294)
     A-Class                  20,951            96*                   --            --              (17,505)            --
     C-Class                 593,142     1,480,794                    --            --             (619,548)    (1,538,273)

TECHNOLOGY FUND
     Investor Class       18,146,078    53,167,975                 6,582            --          (17,726,933)   (53,380,615)
     Advisor Class         7,163,169     7,944,053                 3,192            --           (7,162,497)    (8,496,228)
     A-Class                 216,530         3,268*                  162            --             (164,343)        (2,675)*
     C-Class               2,843,053     6,359,429                   839            --           (2,735,137)    (6,330,391)

TELECOMMUNICATIONS FUND
     Investor Class       13,459,148    14,402,016                10,130            --          (10,692,365)   (14,913,660)
     Advisor Class         3,069,757     1,854,348                 4,894            --           (2,716,747)    (2,205,346)
     A-Class                 253,560           783*                    5            --               (9,199)          (593)*
     C-Class                 999,170     1,276,715                 2,514            --             (963,686)    (1,388,824)

TRANSPORTATION FUND
     Investor Class       12,609,504    14,576,766                    --            --          (11,244,555)   (14,426,142)
     Advisor Class         3,860,047     4,999,213                    --            --           (3,812,896)    (4,967,264)
     A-Class                 128,554         5,861*                   --            --              (16,303)        (4,815)*
     C-Class                 382,848       776,235                    --            --             (267,653)      (728,572)

UTILITIES FUND
     Investor Class       21,477,912    14,371,241                21,860        11,222          (21,785,329)   (14,558,513)
     Advisor Class         3,553,134     3,892,652                 4,148         8,794           (3,848,404)    (3,604,386)
     A-Class                 113,218        47,744*                  795            25*             (93,656)       (42,226)*
     C-Class               1,080,678     1,880,613                 4,821         2,233           (1,071,267)    (1,868,584)

                      NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------
                          YEAR ENDED  PERIOD ENDED
                           MARCH 31,     MARCH 31,
                                2006          2005
-----------------------------------------------------
REAL ESTATE FUND
     A-Class                   7,731         2,549*
     C-Class                  51,958      (237,156)
     H-Class               1,065,909    (2,554,355)

RETAILING FUND
     Investor Class          (47,905)     (387,168)
     Advisor Class          (278,301)     (843,833)
     A-Class                   3,446            96*
     C-Class                 (26,406)      (57,479)

TECHNOLOGY FUND
     Investor Class          425,727      (212,640)
     Advisor Class             3,864      (552,175)
     A-Class                  52,349           593*
     C-Class                 108,755        29,038

TELECOMMUNICATIONS FUND
     Investor Class        2,776,913      (511,644)
     Advisor Class           357,904      (350,998)
     A-Class                 244,366           190*
     C-Class                  37,998      (112,109)

TRANSPORTATION FUND
     Investor Class        1,364,949       150,624
     Advisor Class            47,151        31,949
     A-Class                 112,251         1,046*
     C-Class                 115,195        47,663

UTILITIES FUND
     Investor Class         (285,557)     (176,050)
     Advisor Class          (291,122)      297,060
     A-Class                  20,357         5,543*
     C-Class                  14,232        14,262

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


92 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2006, the pooled cash collateral investments consisted of repurchase agreements (48.05%), commercial paper (30.61%), fixed income securities (17.28%), guaranteed investment contract (3.88%), and mutual funds (0.18%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities.

COLLATERAL TYPE                                               RATES                     MATURITY
------------------------------------------------------------------------------------------------------
Repurchase Agreements                                    4.850% - 5.025%                04/03/06
Commercial Paper                                         4.650% - 4.955%           04/04/06 - 04/26/06
Corporate Bonds, Notes, and Asset-Backed Securities      4.620% - 4.910%           04/08/06 - 03/06/33
Guaranteed Investment Contract                               4.830%                     05/24/06
Mutual Funds                                                   N/A                         N/A

At March 31, 2006, the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                             CASH                     SECURITIES
FUND                                   COLLATERAL                         LOANED
--------------------------------------------------------------------------------
Banking Fund                          $   913,227                    $   885,371
Basic Materials Fund                    4,462,878                      4,280,416
Biotechnology Fund                     36,129,727                     34,832,388
Consumer Products Fund                  2,858,972                      2,774,536
Electronics Fund                       13,141,905                     12,703,166
Energy Fund                            34,035,471                     32,712,671
Energy Services Fund                   56,387,899                     54,220,508
Financial Services Fund                 3,104,327                      3,020,894
Health Care Fund                       11,373,445                     11,010,702
Internet Fund                           2,650,802                      2,509,858
Leisure Fund                            2,670,259                      2,569,688
Precious Metals Fund                   71,056,776                     67,146,278
Real Estate Fund                        8,182,571                      7,946,109
Retailing Fund                          3,663,619                      3,525,188
Technology Fund                         5,963,681                      5,668,273
Telecommunications Fund                16,957,208                     15,880,836
Transportation Fund                    15,664,220                     15,191,533
Utilities Fund                          3,798,297                      3,637,210


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9. COMMODITIES FUND SUPPLEMENTAL INFORMATION

As discussed in Note 2, the IRS issued a Revenue Ruling (the "Ruling") on December 16, 2005 that may cause certain income from commodity-linked swap agreements in which the Commodities Fund currently invests to not be considered qualifying income after June 30, 2006. The Ruling would limit the extent to which the Commodities Fund may invest in such instruments and certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income. The Ruling has no immediate impact on the current operations of the Commodities Fund.

On April 10, 2006, the IRS issued a private letter ruling enabling the Commodities Fund to use commodity-linked structured notes to gain exposure to the commodities market and continue to offer access to the commodities sector. Due to the change in investment vehicle, Rydex Investments will no longer be able to offer unlimited trading on this particular fund. Instead, effective May 1, 2006, active trading will be restricted (via monitoring) in this fund. Consequently, the Commodities Fund will waive part of its management fees until June 30, 2007, capping the fund's total expenses at 1.20% for A-Class Shares and H-Class Shares and 1.95% for C-Class Shares.


94 | THE RYDEX SERIES FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund (constituting nineteen of the forty-eight Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2006, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods presented on and prior to March 31, 2003, except for Real Estate Fund which commenced on February 20, 2004, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2006


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 95

OTHER INFORMATION  (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

Of the ordinary income distributions paid during the year for Banking Fund, Basic Materials Fund, Consumer Products Fund, Energy Fund, Financial Services Fund, Technology Fund, Telecommunications Fund, and Utilities Fund, 100%, 100%, 100%, 0%, 100%, 0%, 100%, and 100%, respectively, qualifies for the dividends received deduction for corporations. In addition, 97.31%, 100%, 100%, 100%, 98.65%, 100%, 100%, and 93.76% of the ordinary income distributions paid during the year by the Banking Fund, Basic Materials Fund, Consumer Products Fund, Energy Fund, Financial Services Fund, Technology Fund, Telecommunications Fund, and Utilities Fund, respectively, is considered Qualified Dividend Income for tax purposes.

The Funds' distributions to shareholders included:

                                                      ENERGY      REAL ESTATE
                                                        FUND             FUND
                                                  ---------------------------
From short-term capital gains:                    $9,486,428       $1,353,058
From long-term capital gains,
  subject to the 15% rate gains category:         $8,567,267       $  346,376

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel


96 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 97

OTHER INFORMATION  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


98 | THE RYDEX SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                            LENGTH OF SERVICE
   NAME, POSITION AND                          AS TRUSTEE                            NUMBER OF
     YEAR OF BIRTH                            (YEAR BEGAN)                        FUNDS OVERSEEN
-------------------------           ---------------------------------           -------------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                       120
Trustee, President (1952)              Rydex Variable Trust - 2004
                                       Rydex Dynamic Funds - 2004
                                         Rydex ETF Trust - 2004
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex
Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex
Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund
Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and
Rydex Distributors, Inc. (1997 to 2000)

                                    ---------------------------------
MICHAEL P. BYRUM*                       Rydex Series Funds - 2005                       120
Trustee, Vice President and            Rydex Variable Trust - 2005
Secretary (1970)                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds,
Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust
(1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice
President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex
Capital Partners SPhinX Fund (2003 to present); President of Rydex Global
Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and
Rydex Distributors, Inc. (2003 to 2004)
                                    ---------------------------------

INDEPENDENT TRUSTEES

                                            LENGTH OF SERVICE
      NAME, POSITION AND                       AS TRUSTEE                            NUMBER OF
        YEAR OF BIRTH                         (YEAR BEGAN)                        FUNDS OVERSEEN
------------------------------      -----------------------------------         -------------------
JOHN O. DEMARET                         Rydex Series Funds - 1997                       119
Trustee, Chairman of the Board         Rydex Variable Trust - 1998
(1940)                                 Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                    ---------------------------------
COREY A. COLEHOUR                       Rydex Series Funds - 1993                       119
Trustee (1945)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of
Marketing/Co-Owner, Schield Management Company

                                    ---------------------------------
J. KENNETH DALTON                       Rydex Series Funds - 1995                       119
Trustee (1941)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group
                                    ---------------------------------


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 99

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                           LENGTH OF SERVICE
   NAME, POSITION AND                          AS TRUSTEE                            NUMBER OF
     YEAR OF BIRTH                            (YEAR BEGAN)                        FUNDS OVERSEEN
-------------------------           ---------------------------------           -------------------
WERNER E. KELLER                        Rydex Series Funds - 2005                       119
Trustee (1940)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present);
Chairman, Centurion Capital Management (1991 to 2001)
                                    ---------------------------------

THOMAS F. LYDON, JR.                    Rydex Series Funds - 2005                       119
Trustee (1960)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                                    ---------------------------------

PATRICK T. MCCARVILLE                   Rydex Series Funds - 1997                       119
Trustee (1942)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive
Officer, Par Industries, Inc.
                                    ---------------------------------

ROGER SOMERS                            Rydex Series Funds - 1993                       119
Trustee (1944)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

      NAME, POSITION AND                         PRINCIPAL OCCUPATIONS
        YEAR OF BIRTH                            DURING PAST FIVE YEARS
------------------------------                ---------------------------
NICK BONOS*                             Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)     Series Funds, Rydex Variable Trust,
                                        Rydex Dynamic Funds, Rydex ETF Trust,
                                        and Rydex Capital Partners SPhinX Fund
                                        (2003 to present); Senior Vice President
                                        of Rydex Fund Services, Inc. (2003 to
                                        present); Vice President of Accounting
                                        of Rydex Fund Services, Inc. (2000 to
                                        2003)

JOANNA M. HAIGNEY*                      Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Assistant  Funds, Rydex Variable Trust, and Rydex
Secretary (1967)                        Dynamic Funds (2004 to present);
                                        Assistant Secretary of Rydex Series
                                        Funds, Rydex Variable Trust, and Rydex
                                        Dynamic Funds (2000 to present);
                                        Assistant Secretary of Rydex ETF Trust
                                        (2002 to present); Secretary of Rydex
                                        Capital Partners SPhinX Fund (2003 to
                                        present); Vice President of Compliance
                                        of Rydex Fund Services, Inc. (2000 to
                                        present)

* OFFICERS OF THE FUNDS ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


100 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSECF-ANN-2-0306 X0307


ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2006, Rydex Series Funds, together with Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, and Rydex Capital Partners SPhinX Fund (each a "Trust" and together, the "Trusts"), has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President, Treasurer, and Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2006 and March 31, 2005 were $563,500 and $510,900, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2006 and March 31, 2005 were $385,000 and $194,000, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $40,000 and $18,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation on June 5, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that, except for the material weakness described below, there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report. The President and Treasurer of the Trust have determined that the lack of effective control (review) over calculations supporting the tax liability of the funds of the Trust is a material weakness in internal controls. Specifically, the calculation of distributions to shareholders was not complete and accurate. In addition, this control deficiency could result in a misstatement to tax expense and tax liability that could result in a material misstatement of financial statements that would not be prevented or detected. The President and Treasurer of the Trust have not identified any other material weaknesses in such internal controls.

(a) There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Rydex Series Funds
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                                    Carl G. Verboncoeur, President

Date     June 5, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date     June 5, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Nick Bonos
                         -------------------------------------------------------
                                     Nick Bonos, Vice President and Treasurer

Date     June 5, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.